UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds

(Exact name of registrant as specified in charter)

7272 Wisconsin Avenue, 21st Floor	Bethesda, MD	20814
(Address of principal executive offices)		(Zip code)

Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2026

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

Access Flex Bear High Yield ProFund Investor - AFBIX

Access Flex Bear High Yield ProFund Service - AFBSX

Access Flex High Yield ProFund Investor - FYAIX

Access Flex High Yield ProFund Service - FYASX

Banks UltraSector ProFund Investor - BKPIX

Banks UltraSector ProFund Service - BKPSX

Bear ProFund Investor - BRPIX

Bear ProFund Service - BRPSX

Biotechnology UltraSector ProFund Investor - BIPIX

Biotechnology UltraSector ProFund Service - BIPSX

Bitcoin ProFund Investor - BTCFX

Bull ProFund Investor - BLPIX

Bull ProFund Service - BLPSX

Communication Services UltraSector ProFund Investor - WCPIX

Communication Services UltraSector ProFund Service - WCPSX

Consumer Discretionary UltraSector ProFund Investor - CYPIX

Consumer Discretionary UltraSector ProFund Service - CYPSX

Consumer Staples UltraSector ProFund Investor - CNPIX

Consumer Staples UltraSector ProFund Service - CNPSX

Ether ProFund Investor - ETHFX

Energy UltraSector ProFund Investor - ENPIX

Energy UltraSector ProFund Service - ENPSX

Europe 30 ProFund Investor - UEPIX

Europe 30 ProFund Service - UEPSX

Falling U.S. Dollar ProFund Investor - FDPIX

Falling U.S. Dollar ProFund Service - FDPSX

Financials UltraSector ProFund Investor - FNPIX

Financials UltraSector ProFund Service - FNPSX

Health Care UltraSector ProFund Investor - HCPIX

Health Care UltraSector ProFund Service - HCPSX

Industrials UltraSector ProFund Investor - IDPIX

Industrials UltraSector ProFund Service - IDPSX

Internet UltraSector ProFund Investor - INPIX

Internet UltraSector ProFund Service - INPSX

Large-Cap Growth ProFund Investor - LGPIX

Large-Cap Growth ProFund Service - LGPSX

Large-Cap Value ProFund Investor - LVPIX

Large-Cap Value ProFund Service - LVPSX

Materials UltraSector ProFund Investor - BMPIX

Materials UltraSector ProFund Service - BMPSX

Mid-Cap Growth ProFund Investor - MGPIX

Mid-Cap Growth ProFund Service - MGPSX

Mid-Cap ProFund Investor - MDPIX

Mid-Cap ProFund Service - MDPSX

Mid-Cap Value ProFund Investor - MLPIX

Mid-Cap Value ProFund Service - MLPSX

Nasdaq-100 ProFund Investor - OTPIX

Nasdaq-100 ProFund Service - OTPSX

Oil & Gas Equipment & Services UltraSector ProFund Investor - OEPIX

Oil & Gas Equipment & Services UltraSector ProFund Service - OEPSX

Pharmaceuticals UltraSector ProFund Investor - PHPIX

Pharmaceuticals UltraSector ProFund Service - PHPSX

Precious Metals UltraSector ProFund Investor - PMPIX

Precious Metals UltraSector ProFund Service - PMPSX

Real Estate UltraSector ProFund Investor - REPIX

Real Estate UltraSector ProFund Service - REPSX

Rising Rates Opportunity 10 ProFund Investor - RTPIX

Rising Rates Opportunity 10 ProFund Service - RTPSX

Rising Rates Opportunity ProFund Investor - RRPIX

Rising Rates Opportunity ProFund Service - RRPSX

Rising U.S. Dollar ProFund Investor - RDPIX

Rising U.S. Dollar ProFund Service - RDPSX

Semiconductor UltraSector ProFund Investor - SMPIX

Semiconductor UltraSector ProFund Service - SMPSX

Short Bitcoin ProFund Investor - BITIX

Short Energy ProFund Investor - SNPIX

Short Energy ProFund Service - SNPSX

Short Nasdaq-100 ProFund Investor - SOPIX

Short Nasdaq-100 ProFund Service - SOPSX

Short Precious Metals ProFund Investor - SPPIX

Short Precious Metals ProFund Service - SPPSX

Short Real Estate ProFund Investor - SRPIX

Short Real Estate ProFund Service - SRPSX

Short Small-Cap ProFund Investor - SHPIX

Short Small-Cap ProFund Service - SHPSX

Small-Cap Growth ProFund Investor - SGPIX

Small-Cap Growth ProFund Service - SGPSX

Small-Cap ProFund Investor - SLPIX

Small-Cap ProFund Service - SLPSX

Small-Cap Value ProFund Investor - SVPIX

Small-Cap Value ProFund Service - SVPSX

Technology UltraSector ProFund Investor - TEPIX

Technology UltraSector ProFund Service - TEPSX

UltraBear ProFund Investor - URPIX

UltraBear ProFund Service - URPSX

UltraBull ProFund Investor - ULPIX

UltraBull ProFund Service - ULPSX

UltraChina ProFund Investor - UGPIX

UltraChina ProFund Service - UGPSX

UltraDow 30 ProFund Investor - UDPIX

UltraDow 30 ProFund Service - UDPSX

UltraEmerging Markets ProFund Investor - UUPIX

UltraEmerging Markets ProFund Service - UUPSX

UltraInternational ProFund Investor - UNPIX

UltraInternational ProFund Service - UNPSX

UltraJapan ProFund Investor - UJPIX

UltraJapan ProFund Service - UJPSX

UltraLatin America ProFund Investor - UBPIX

UltraLatin America ProFund Service - UBPSX

UltraMid-Cap ProFund Investor - UMPIX

UltraMid-Cap ProFund Service - UMPSX

UltraNasdaq-100 ProFund Investor - UOPIX

UltraNasdaq-100 ProFund Service - UOPSX

UltraShort China ProFund Investor - UHPIX

UltraShort China ProFund Service - UHPSX

UltraShort Dow 30 ProFund Investor - UWPIX

UltraShort Dow 30 ProFund Service - UWPSX

UltraShort Emerging Markets ProFund Investor - UVPIX

UltraShort Emerging Markets ProFund Service - UVPSX

UltraShort International ProFund Investor - UXPIX

UltraShort International ProFund Service - UXPSX

UltraShort Japan ProFund Investor - UKPIX

UltraShort Japan ProFund Service - UKPSX

UltraShort Latin America ProFund Investor - UFPIX

UltraShort Latin America ProFund Service - UFPSX

UltraShort Mid-Cap ProFund Investor - UIPIX

UltraShort Mid-Cap ProFund Service - UIPSX

UltraShort Nasdaq-100 ProFund Investor - USPIX

UltraShort Nasdaq-100 ProFund Service - USPSX

UltraShort Small-Cap ProFund Investor - UCPIX

UltraShort Small-Cap ProFund Service - UCPSX

UltraSmall-Cap ProFund Investor - UAPIX

UltraSmall-Cap ProFund Service - UAPSX

U.S. Government Plus ProFund Investor - GVPIX

U.S. Government Plus ProFund Service - GVPSX

Utilities UltraSector ProFund Investor - UTPIX

Utilities UltraSector ProFund Service - UTPSX

Access Flex Bear High Yield ProFund

Investor Class AFBIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Access Flex Bear High Yield ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$89	1.78%

Fund Statistics

Table Summary
Net Assets	$518,213
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings

The Access Flex Bear High Yield ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Market Exposure
Table Summary
Investment Type	% of Net Assets
iShares iBoxx $ High Yield Corporate Bond ETF Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Access Flex Bear High Yield ProFund

Investor Class AFBIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Access Flex Bear High Yield ProFund

Service Class AFBSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Access Flex Bear High Yield ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$138	2.78%

Fund Statistics

Table Summary
Net Assets	$518,213
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings

The Access Flex Bear High Yield ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Market Exposure
Table Summary
Investment Type	% of Net Assets
iShares iBoxx $ High Yield Corporate Bond ETF Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Access Flex Bear High Yield ProFund

Service Class AFBSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Access Flex High Yield ProFund

Investor Class FYAIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Access Flex High Yield ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$77	1.51%

Fund Statistics

Table Summary
Net Assets	$13,649,443
Number of Holdings*	5
Net Investment Advisory Fees	$73,541
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings

The Access Flex High Yield ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Market Exposure
Table Summary
Investment Type	% of Net Assets
iShares iBoxx $ High Yield Corporate Bond ETF Swap Agreements	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Access Flex High Yield ProFund

Investor Class FYAIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Access Flex High Yield ProFund

Service Class FYASX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Access Flex High Yield ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$128	2.51%

Fund Statistics

Table Summary
Net Assets	$13,649,443
Number of Holdings*	5
Net Investment Advisory Fees	$73,541
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings

The Access Flex High Yield ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Market Exposure
Table Summary
Investment Type	% of Net Assets
iShares iBoxx $ High Yield Corporate Bond ETF Swap Agreements	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Access Flex High Yield ProFund

Service Class FYASX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Banks UltraSector ProFund

Investor Class BKPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Banks UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$92	1.66%

Fund Statistics

Table Summary
Net Assets	$8,805,762
Number of Holdings*	105
Net Investment Advisory Fees	$31,958
Portfolio Turnover	21%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Regional Banks	76%
Diversified Banks	10%
Commercial & Residential Mortgage Finance	7%
Other Diversified Financial Services	5%
Asset Management & Custody Banks	2%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	83%
S&P Banks Select Industry Index Swap Agreements	66%
Total	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Axos Financial, Inc.	1.0%
Jackson Financial, Inc. - Class A	1.0%
Glacier Bancorp, Inc.	1.0%
WSFS Financial Corp.	1.0%
Popular, Inc.	0.9%

Banks UltraSector ProFund

Investor Class BKPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Banks UltraSector ProFund

Service Class BKPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Banks UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$146	2.66%

Fund Statistics

Table Summary
Net Assets	$8,805,762
Number of Holdings*	105
Net Investment Advisory Fees	$31,958
Portfolio Turnover	21%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Regional Banks	76%
Diversified Banks	10%
Commercial & Residential Mortgage Finance	7%
Other Diversified Financial Services	5%
Asset Management & Custody Banks	2%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	83%
S&P Banks Select Industry Index Swap Agreements	66%
Total	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Axos Financial, Inc.	1.0%
Jackson Financial, Inc. - Class A	1.0%
Glacier Bancorp, Inc.	1.0%
WSFS Financial Corp.	1.0%
Popular, Inc.	0.9%

Banks UltraSector ProFund

Service Class BKPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Bear ProFund

Investor Class BRPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Bear ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$87	1.78%

Fund Statistics

Table Summary
Net Assets	$6,701,136
Number of Holdings*	5
Net Investment Advisory Fees	$23,474
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	33%
Financials	13%
Communication Services	11%
Consumer Discretionary	10%
Health Care	9%
Market Exposure
Table Summary
Investment Type	% of Net Assets
S&P 500 Swap Agreements	(90)%
E-mini S&P 500 Futures Contracts	(10)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Bear ProFund

Investor Class BRPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Bear ProFund

Service Class BRPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Bear ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$135	2.78%

Fund Statistics

Table Summary
Net Assets	$6,701,136
Number of Holdings*	5
Net Investment Advisory Fees	$23,474
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	33%
Financials	13%
Communication Services	11%
Consumer Discretionary	10%
Health Care	9%
Market Exposure
Table Summary
Investment Type	% of Net Assets
S&P 500 Swap Agreements	(90)%
E-mini S&P 500 Futures Contracts	(10)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Bear ProFund

Service Class BRPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Biotechnology UltraSector ProFund

Investor Class BIPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Biotechnology UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$97	1.41%

Fund Statistics

Table Summary
Net Assets	$176,253,242
Number of Holdings*	151
Net Investment Advisory Fees	$418,630
Portfolio Turnover	45%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Biotechnology	100%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	76%
S&P Biotechnology Select Industry Index Swap Agreements	75%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Moderna, Inc.	1.4%
Mirum Pharmaceuticals, Inc.	1.2%
REVOLUTION Medicines, Inc.	1.2%
Vaxcyte, Inc.	1.1%
Amicus Therapeutics, Inc.	1.1%

Biotechnology UltraSector ProFund

Investor Class BIPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Biotechnology UltraSector ProFund

Service Class BIPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Biotechnology UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$164	2.40%

Fund Statistics

Table Summary
Net Assets	$176,253,242
Number of Holdings*	151
Net Investment Advisory Fees	$418,630
Portfolio Turnover	45%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Biotechnology	100%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	76%
S&P Biotechnology Select Industry Index Swap Agreements	75%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Moderna, Inc.	1.4%
Mirum Pharmaceuticals, Inc.	1.2%
REVOLUTION Medicines, Inc.	1.2%
Vaxcyte, Inc.	1.1%
Amicus Therapeutics, Inc.	1.1%

Biotechnology UltraSector ProFund

Service Class BIPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Bitcoin ProFund

Investor Class BTCFX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Bitcoin ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$47	1.10%

Fund Statistics

Table Summary
Net Assets	$439,899,739
Number of Holdings*	3
Net Investment Advisory Fees	$1,326,438
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings

The Bitcoin ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Market Exposure
Table Summary
Investment Type	% of Net Assets
CME Bitcoin Futures Contracts	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Bitcoin ProFund

Investor Class BTCFX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Bull ProFund

Investor Class BLPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Bull ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$74	1.41%

Fund Statistics

Table Summary
Net Assets	$54,226,161
Number of Holdings*	509
Net Investment Advisory Fees	$261,805
Portfolio Turnover	121%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	33%
Financials	13%
Communication Services	11%
Consumer Discretionary	10%
Health Care	9%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	71%
S&P 500 Swap Agreements	21%
E-mini S&P 500 Futures Contracts	8%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	5.6%
Apple, Inc.	4.6%
Microsoft Corp.	3.9%
Amazon.com, Inc.	2.8%
Alphabet, Inc. - Class A	2.4%

Bull ProFund

Investor Class BLPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Bull ProFund

Service Class BLPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Bull ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$127	2.41%

Fund Statistics

Table Summary
Net Assets	$54,226,161
Number of Holdings*	509
Net Investment Advisory Fees	$261,805
Portfolio Turnover	121%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	33%
Financials	13%
Communication Services	11%
Consumer Discretionary	10%
Health Care	9%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	71%
S&P 500 Swap Agreements	21%
E-mini S&P 500 Futures Contracts	8%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	5.6%
Apple, Inc.	4.6%
Microsoft Corp.	3.9%
Amazon.com, Inc.	2.8%
Alphabet, Inc. - Class A	2.4%

Bull ProFund

Service Class BLPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Communication Services UltraSector ProFund

Investor Class WCPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Communication Services UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$94	1.72%

Fund Statistics

Table Summary
Net Assets	$36,204,576
Number of Holdings*	28
Net Investment Advisory Fees	$117,416
Portfolio Turnover	149%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Interactive Media & Services	43%
Entertainment	26%
Diversified Telecommunication Services	14%
Media	13%
Wireless Telecommunication Services	4%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	72%
S&P Communication Services Select Sector Index Swap Agreements	77%
Total	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Meta Platforms, Inc. - Class A	15.3%
Alphabet, Inc. - Class A	8.2%
Alphabet, Inc. - Class C	6.5%
Verizon Communications, Inc.	3.6%
Netflix, Inc.	3.5%

Communication Services UltraSector ProFund

Investor Class WCPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Communication Services UltraSector ProFund

Service Class WCPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Communication Services UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$148	2.72%

Fund Statistics

Table Summary
Net Assets	$36,204,576
Number of Holdings*	28
Net Investment Advisory Fees	$117,416
Portfolio Turnover	149%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Interactive Media & Services	43%
Entertainment	26%
Diversified Telecommunication Services	14%
Media	13%
Wireless Telecommunication Services	4%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	72%
S&P Communication Services Select Sector Index Swap Agreements	77%
Total	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Meta Platforms, Inc. - Class A	15.3%
Alphabet, Inc. - Class A	8.2%
Alphabet, Inc. - Class C	6.5%
Verizon Communications, Inc.	3.6%
Netflix, Inc.	3.5%

Communication Services UltraSector ProFund

Service Class WCPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Consumer Discretionary UltraSector ProFund

Investor Class CYPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Consumer Discretionary UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$83	1.55%

Fund Statistics

Table Summary
Net Assets	$26,196,682
Number of Holdings*	53
Net Investment Advisory Fees	$136,325
Portfolio Turnover	83%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Retailing	46%
Consumer Services	24%
Automobiles & Components	23%
Consumer Durables & Apparel	7%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	83%
S&P Consumer Discretionary Select Sector Index Swap Agreements	67%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Amazon.com, Inc.	19.5%
Tesla, Inc.	16.3%
The Home Depot, Inc.	5.0%
McDonald's Corp.	3.8%
The TJX Cos., Inc.	3.1%

Consumer Discretionary UltraSector ProFund

Investor Class CYPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Consumer Discretionary UltraSector ProFund

Service Class CYPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Consumer Discretionary UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$136	2.55%

Fund Statistics

Table Summary
Net Assets	$26,196,682
Number of Holdings*	53
Net Investment Advisory Fees	$136,325
Portfolio Turnover	83%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Retailing	46%
Consumer Services	24%
Automobiles & Components	23%
Consumer Durables & Apparel	7%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	83%
S&P Consumer Discretionary Select Sector Index Swap Agreements	67%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Amazon.com, Inc.	19.5%
Tesla, Inc.	16.3%
The Home Depot, Inc.	5.0%
McDonald's Corp.	3.8%
The TJX Cos., Inc.	3.1%

Consumer Discretionary UltraSector ProFund

Service Class CYPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Consumer Staples UltraSector ProFund

Investor Class CNPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Consumer Staples UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$93	1.78%

Fund Statistics

Table Summary
Net Assets	$8,408,531
Number of Holdings*	41
Net Investment Advisory Fees	$8,220
Portfolio Turnover	1004%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Food, Beverage & Tobacco	47%
Food & Staples Retailing	32%
Household & Personal Products	21%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	76%
S&P Consumer Staples Select Sector Index Swap Agreements	74%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Walmart, Inc.	8.7%
Costco Wholesale Corp.	7.0%
The Procter & Gamble Co.	5.9%
The Coca-Cola Co.	4.9%
Philip Morris International, Inc.	4.7%

Consumer Staples UltraSector ProFund

Investor Class CNPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Consumer Staples UltraSector ProFund

Service Class CNPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Consumer Staples UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$144	2.78%

Fund Statistics

Table Summary
Net Assets	$8,408,531
Number of Holdings*	41
Net Investment Advisory Fees	$8,220
Portfolio Turnover	1004%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Food, Beverage & Tobacco	47%
Food & Staples Retailing	32%
Household & Personal Products	21%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	76%
S&P Consumer Staples Select Sector Index Swap Agreements	74%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Walmart, Inc.	8.7%
Costco Wholesale Corp.	7.0%
The Procter & Gamble Co.	5.9%
The Coca-Cola Co.	4.9%
Philip Morris International, Inc.	4.7%

Consumer Staples UltraSector ProFund

Service Class CNPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Ether ProFund

Investor Class ETHFX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Ether ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$69	1.62%

Fund Statistics

Table Summary
Net Assets	$8,600,811
Number of Holdings*	3
Net Investment Advisory Fees	$19,658
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings

The Ether ProFund primarily invests in non-equity securities, which may include: futures contracts, Canadian Exchange Traded Funds, repurchase agreements and reverse repurchase agreements and U.S. Government securities.

Market Exposure
Table Summary
Investment Type	% of Net Assets
CME Ether Futures Contracts	98%
CME Micro Ether Futures Contracts	2%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Ether ProFund

Investor Class ETHFX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Energy UltraSector ProFund

Investor Class ENPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Energy UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$91	1.59%

Fund Statistics

Table Summary
Net Assets	$17,999,623
Number of Holdings*	27
Net Investment Advisory Fees	$66,923
Portfolio Turnover	266%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Oil, Gas & Consumable Fuels	90%
Energy Equipment & Services	10%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	78%
S&P Energy Select Sector Index Swap Agreements	72%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Exxon Mobil Corp.	19.0%
Chevron Corp.	13.9%
ConocoPhillips	5.3%
SLB, Ltd.	3.5%
The Williams Cos., Inc.	3.5%

Energy UltraSector ProFund

Investor Class ENPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Energy UltraSector ProFund

Service Class ENPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Energy UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$147	2.58%

Fund Statistics

Table Summary
Net Assets	$17,999,623
Number of Holdings*	27
Net Investment Advisory Fees	$66,923
Portfolio Turnover	266%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Oil, Gas & Consumable Fuels	90%
Energy Equipment & Services	10%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	78%
S&P Energy Select Sector Index Swap Agreements	72%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Exxon Mobil Corp.	19.0%
Chevron Corp.	13.9%
ConocoPhillips	5.3%
SLB, Ltd.	3.5%
The Williams Cos., Inc.	3.5%

Energy UltraSector ProFund

Service Class ENPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Europe 30 ProFund

Investor Class UEPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Europe 30 ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$101	1.78%

Fund Statistics

Table Summary
Net Assets	$5,612,172
Number of Holdings*	30
Net Investment Advisory Fees	$14,631
Portfolio Turnover	313%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Health Care	22%
Information Technology	18%
Energy	17%
Consumer Staples	14%
Financials	12%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	101%
Total	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Countries

Table Summary
United Kingdom	51.2%
Netherlands	11.6%
France	7.2%
Germany	6.6%
Denmark	5.6%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
ASML Holding N.V.	6.3%
HSBC Holdings PLC	6.0%
Novo Nordisk A/S	5.6%
Shell PLC	4.8%
Rio Tinto PLC	4.1%

Europe 30 ProFund

Investor Class UEPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Europe 30 ProFund

Service Class UEPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Europe 30 ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$157	2.78%

Fund Statistics

Table Summary
Net Assets	$5,612,172
Number of Holdings*	30
Net Investment Advisory Fees	$14,631
Portfolio Turnover	313%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Health Care	22%
Information Technology	18%
Energy	17%
Consumer Staples	14%
Financials	12%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	101%
Total	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Countries

Table Summary
United Kingdom	51.2%
Netherlands	11.6%
France	7.2%
Germany	6.6%
Denmark	5.6%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
ASML Holding N.V.	6.3%
HSBC Holdings PLC	6.0%
Novo Nordisk A/S	5.6%
Shell PLC	4.8%
Rio Tinto PLC	4.1%

Europe 30 ProFund

Service Class UEPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Falling U.S. Dollar ProFund

Investor Class FDPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Falling U.S. Dollar ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$91	1.78%

Fund Statistics

Table Summary
Net Assets	$1,702,947
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Forward Currency Contracts	101%
Total	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Falling U.S. Dollar ProFund

Investor Class FDPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Falling U.S. Dollar ProFund

Service Class FDPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Falling U.S. Dollar ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$142	2.78%

Fund Statistics

Table Summary
Net Assets	$1,702,947
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Forward Currency Contracts	101%
Total	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Falling U.S. Dollar ProFund

Service Class FDPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Financials UltraSector ProFund

Investor Class FNPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Financials UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$81	1.58%

Fund Statistics

Table Summary
Net Assets	$8,158,841
Number of Holdings*	82
Net Investment Advisory Fees	$83,936
Portfolio Turnover	261%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Diversified Financials	60%
Banks	27%
Insurance	13%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	77%
S&P Financial Select Sector Index Swap Agreements	73%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Berkshire Hathaway, Inc. - Class B	8.9%
JPMorgan Chase & Co.	8.4%
Visa, Inc. - Class A	5.5%
MasterCard, Inc. - Class A	4.5%
Bank of America Corp.	3.6%

Financials UltraSector ProFund

Investor Class FNPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Financials UltraSector ProFund

Service Class FNPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Financials UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$132	2.58%

Fund Statistics

Table Summary
Net Assets	$8,158,841
Number of Holdings*	82
Net Investment Advisory Fees	$83,936
Portfolio Turnover	261%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Diversified Financials	60%
Banks	27%
Insurance	13%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	77%
S&P Financial Select Sector Index Swap Agreements	73%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Berkshire Hathaway, Inc. - Class B	8.9%
JPMorgan Chase & Co.	8.4%
Visa, Inc. - Class A	5.5%
MasterCard, Inc. - Class A	4.5%
Bank of America Corp.	3.6%

Financials UltraSector ProFund

Service Class FNPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Health Care UltraSector ProFund

Investor Class HCPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Health Care UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$95	1.66%

Fund Statistics

Table Summary
Net Assets	$38,039,234
Number of Holdings*	65
Net Investment Advisory Fees	$84,001
Portfolio Turnover	205%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Pharmaceuticals	35%
Health Care Equipment & Supplies	21%
Biotechnology	18%
Health Care Providers & Services	16%
Life Sciences Tools & Services	10%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	84%
S&P Health Care Select Sector Index Swap Agreements	67%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Eli Lilly & Co.	12.3%
Johnson & Johnson	8.1%
AbbVie, Inc.	5.9%
Merck & Co., Inc.	4.1%
UnitedHealth Group, Inc.	3.9%

Health Care UltraSector ProFund

Investor Class HCPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Health Care UltraSector ProFund

Service Class HCPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Health Care UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$152	2.66%

Fund Statistics

Table Summary
Net Assets	$38,039,234
Number of Holdings*	65
Net Investment Advisory Fees	$84,001
Portfolio Turnover	205%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Pharmaceuticals	35%
Health Care Equipment & Supplies	21%
Biotechnology	18%
Health Care Providers & Services	16%
Life Sciences Tools & Services	10%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	84%
S&P Health Care Select Sector Index Swap Agreements	67%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Eli Lilly & Co.	12.3%
Johnson & Johnson	8.1%
AbbVie, Inc.	5.9%
Merck & Co., Inc.	4.1%
UnitedHealth Group, Inc.	3.9%

Health Care UltraSector ProFund

Service Class HCPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Industrials UltraSector ProFund

Investor Class IDPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Industrials UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$95	1.78%

Fund Statistics

Table Summary
Net Assets	$11,398,287
Number of Holdings*	85
Net Investment Advisory Fees	$9,781
Portfolio Turnover	882%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Capital Goods	74%
Transportation	15%
Commercial & Professional Services	11%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	74%
S&P Industrials Select Sector Index Swap Agreements	77%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
General Electric Co.	4.6%
Caterpillar, Inc.	4.4%
RTX Corp.	3.9%
GE Vernova, Inc.	2.8%
The Boeing Co.	2.6%

Industrials UltraSector ProFund

Investor Class IDPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Industrials UltraSector ProFund

Service Class IDPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Industrials UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$148	2.78%

Fund Statistics

Table Summary
Net Assets	$11,398,287
Number of Holdings*	85
Net Investment Advisory Fees	$9,781
Portfolio Turnover	882%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Capital Goods	74%
Transportation	15%
Commercial & Professional Services	11%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	74%
S&P Industrials Select Sector Index Swap Agreements	77%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
General Electric Co.	4.6%
Caterpillar, Inc.	4.4%
RTX Corp.	3.9%
GE Vernova, Inc.	2.8%
The Boeing Co.	2.6%

Industrials UltraSector ProFund

Service Class IDPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Internet UltraSector ProFund

Investor Class INPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Internet UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$64	1.32%

Fund Statistics

Table Summary
Net Assets	$83,251,438
Number of Holdings*	46
Net Investment Advisory Fees	$375,110
Portfolio Turnover	9%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Interactive Media & Services	23%
Communications Equipment	14%
Multiline Retail	13%
Hotels, Restaurants & Leisure	12%
Software	12%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	85%
Dow Jones Composite Internet Index Swap Agreements	65%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Meta Platforms, Inc. - Class A	9.8%
Amazon.com, Inc.	9.2%
Netflix, Inc.	6.7%
Cisco Systems, Inc.	5.8%
Alphabet, Inc. - Class A	5.2%

Internet UltraSector ProFund

Investor Class INPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Internet UltraSector ProFund

Service Class INPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Internet UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$111	2.32%

Fund Statistics

Table Summary
Net Assets	$83,251,438
Number of Holdings*	46
Net Investment Advisory Fees	$375,110
Portfolio Turnover	9%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Interactive Media & Services	23%
Communications Equipment	14%
Multiline Retail	13%
Hotels, Restaurants & Leisure	12%
Software	12%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	85%
Dow Jones Composite Internet Index Swap Agreements	65%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Meta Platforms, Inc. - Class A	9.8%
Amazon.com, Inc.	9.2%
Netflix, Inc.	6.7%
Cisco Systems, Inc.	5.8%
Alphabet, Inc. - Class A	5.2%

Internet UltraSector ProFund

Service Class INPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Large-Cap Growth ProFund

Investor Class LGPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Large-Cap Growth ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$85	1.61%

Fund Statistics

Table Summary
Net Assets	$19,250,633
Number of Holdings*	145
Net Investment Advisory Fees	$87,998
Portfolio Turnover	322%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	48%
Communication Services	18%
Consumer Discretionary	10%
Financials	10%
Health Care	7%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	14.7%
Microsoft Corp.	10.1%
Alphabet, Inc. - Class A	6.2%
Apple, Inc.	6.1%
Alphabet, Inc. - Class C	5.0%

Large-Cap Growth ProFund

Investor Class LGPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Large-Cap Growth ProFund

Service Class LGPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Large-Cap Growth ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$136	2.59%

Fund Statistics

Table Summary
Net Assets	$19,250,633
Number of Holdings*	145
Net Investment Advisory Fees	$87,998
Portfolio Turnover	322%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	48%
Communication Services	18%
Consumer Discretionary	10%
Financials	10%
Health Care	7%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	14.7%
Microsoft Corp.	10.1%
Alphabet, Inc. - Class A	6.2%
Apple, Inc.	6.1%
Alphabet, Inc. - Class C	5.0%

Large-Cap Growth ProFund

Service Class LGPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Large-Cap Value ProFund

Investor Class LVPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Large-Cap Value ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$94	1.78%

Fund Statistics

Table Summary
Net Assets	$5,070,625
Number of Holdings*	446
Net Investment Advisory Fees	$53,990
Portfolio Turnover	1145%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	17%
Financials	17%
Health Care	12%
Industrials	12%
Consumer Discretionary	11%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Apple, Inc.	6.9%
Amazon.com, Inc.	3.9%
Exxon Mobil Corp.	2.1%
Walmart, Inc.	1.9%
Tesla, Inc.	1.6%

Large-Cap Value ProFund

Investor Class LVPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Large-Cap Value ProFund

Service Class LVPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Large-Cap Value ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$147	2.78%

Fund Statistics

Table Summary
Net Assets	$5,070,625
Number of Holdings*	446
Net Investment Advisory Fees	$53,990
Portfolio Turnover	1145%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	17%
Financials	17%
Health Care	12%
Industrials	12%
Consumer Discretionary	11%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Apple, Inc.	6.9%
Amazon.com, Inc.	3.9%
Exxon Mobil Corp.	2.1%
Walmart, Inc.	1.9%
Tesla, Inc.	1.6%

Large-Cap Value ProFund

Service Class LVPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Materials UltraSector ProFund

Investor Class BMPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Materials UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$86	1.57%

Fund Statistics

Table Summary
Net Assets	$33,791,040
Number of Holdings*	31
Net Investment Advisory Fees	$29,590
Portfolio Turnover	314%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Chemicals	51%
Metals & Mining	21%
Containers & Packaging	15%
Construction Materials	13%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	72%
S&P Materials Select Sector Index Swap Agreements	78%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Linde PLC	9.9%
Newmont Corp.	5.7%
Freeport-McMoRan, Inc.	4.0%
CRH plc	3.8%
The Sherwin-Williams Co.	3.8%

Materials UltraSector ProFund

Investor Class BMPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Materials UltraSector ProFund

Service Class BMPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Materials UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$141	2.57%

Fund Statistics

Table Summary
Net Assets	$33,791,040
Number of Holdings*	31
Net Investment Advisory Fees	$29,590
Portfolio Turnover	314%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Chemicals	51%
Metals & Mining	21%
Containers & Packaging	15%
Construction Materials	13%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	72%
S&P Materials Select Sector Index Swap Agreements	78%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Linde PLC	9.9%
Newmont Corp.	5.7%
Freeport-McMoRan, Inc.	4.0%
CRH plc	3.8%
The Sherwin-Williams Co.	3.8%

Materials UltraSector ProFund

Service Class BMPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Mid-Cap Growth ProFund

Investor Class MGPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Mid-Cap Growth ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$93	1.78%

Fund Statistics

Table Summary
Net Assets	$4,524,237
Number of Holdings*	245
Net Investment Advisory Fees	$12,230
Portfolio Turnover	175%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Industrials	30%
Information Technology	21%
Health Care	13%
Consumer Discretionary	10%
Financials	8%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Ciena Corp.	2.0%
Coherent Corp.	1.9%
Lumentum Holdings, Inc.	1.6%
Curtiss-Wright Corp.	1.4%
Flex, Ltd.	1.3%

Mid-Cap Growth ProFund

Investor Class MGPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Mid-Cap Growth ProFund

Service Class MGPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Mid-Cap Growth ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$145	2.78%

Fund Statistics

Table Summary
Net Assets	$4,524,237
Number of Holdings*	245
Net Investment Advisory Fees	$12,230
Portfolio Turnover	175%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Industrials	30%
Information Technology	21%
Health Care	13%
Consumer Discretionary	10%
Financials	8%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Ciena Corp.	2.0%
Coherent Corp.	1.9%
Lumentum Holdings, Inc.	1.6%
Curtiss-Wright Corp.	1.4%
Flex, Ltd.	1.3%

Mid-Cap Growth ProFund

Service Class MGPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Mid-Cap ProFund

Investor Class MDPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Mid-Cap ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$94	1.78%

Fund Statistics

Table Summary
Net Assets	$9,239,877
Number of Holdings*	405
Net Investment Advisory Fees	$17,723
Portfolio Turnover	372%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Industrials	25%
Financials	16%
Information Technology	14%
Consumer Discretionary	11%
Health Care	8%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	87%
S&P MidCap 400 Swap Agreements	14%
Total	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Ciena Corp.	0.9%
Coherent Corp.	0.9%
Lumentum Holdings, Inc.	0.7%
Curtiss-Wright Corp.	0.6%
Flex, Ltd.	0.6%

Mid-Cap ProFund

Investor Class MDPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Mid-Cap ProFund

Service Class MDPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Mid-Cap ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$146	2.78%

Fund Statistics

Table Summary
Net Assets	$9,239,877
Number of Holdings*	405
Net Investment Advisory Fees	$17,723
Portfolio Turnover	372%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Industrials	25%
Financials	16%
Information Technology	14%
Consumer Discretionary	11%
Health Care	8%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	87%
S&P MidCap 400 Swap Agreements	14%
Total	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Ciena Corp.	0.9%
Coherent Corp.	0.9%
Lumentum Holdings, Inc.	0.7%
Curtiss-Wright Corp.	0.6%
Flex, Ltd.	0.6%

Mid-Cap ProFund

Service Class MDPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Mid-Cap Value ProFund

Investor Class MLPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Mid-Cap Value ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$94	1.78%

Fund Statistics

Table Summary
Net Assets	$2,244,802
Number of Holdings*	304
Net Investment Advisory Fees	$0
Portfolio Turnover	2205%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Financials	25%
Industrials	19%
Consumer Discretionary	13%
Real Estate	8%
Materials	8%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
US Foods Holding Corp.	1.1%
Reliance, Inc.	1.1%
Jones Lang LaSalle, Inc.	1.1%
Annaly Capital Management, Inc.	1.0%
Performance Food Group Co.	0.9%

Mid-Cap Value ProFund

Investor Class MLPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Mid-Cap Value ProFund

Service Class MLPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Mid-Cap Value ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$147	2.78%

Fund Statistics

Table Summary
Net Assets	$2,244,802
Number of Holdings*	304
Net Investment Advisory Fees	$0
Portfolio Turnover	2205%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Financials	25%
Industrials	19%
Consumer Discretionary	13%
Real Estate	8%
Materials	8%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
US Foods Holding Corp.	1.1%
Reliance, Inc.	1.1%
Jones Lang LaSalle, Inc.	1.1%
Annaly Capital Management, Inc.	1.0%
Performance Food Group Co.	0.9%

Mid-Cap Value ProFund

Service Class MLPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Nasdaq-100 ProFund

Investor Class OTPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$78	1.48%

Fund Statistics

Table Summary
Net Assets	$128,249,053
Number of Holdings*	106
Net Investment Advisory Fees	$522,764
Portfolio Turnover	263%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	51%
Communication Services	16%
Consumer Discretionary	13%
Consumer Staples	8%
Health Care	5%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	48%
Nasdaq-100 Index Swap Agreements	44%
E-mini Nasdaq-100 Index Futures Contracts	8%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	4.3%
Apple, Inc.	3.6%
Microsoft Corp.	2.9%
Amazon.com, Inc.	2.3%
Meta Platforms, Inc. - Class A	2.0%

Nasdaq-100 ProFund

Investor Class OTPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Nasdaq-100 ProFund

Service Class OTPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$131	2.48%

Fund Statistics

Table Summary
Net Assets	$128,249,053
Number of Holdings*	106
Net Investment Advisory Fees	$522,764
Portfolio Turnover	263%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	51%
Communication Services	16%
Consumer Discretionary	13%
Consumer Staples	8%
Health Care	5%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	48%
Nasdaq-100 Index Swap Agreements	44%
E-mini Nasdaq-100 Index Futures Contracts	8%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	4.3%
Apple, Inc.	3.6%
Microsoft Corp.	2.9%
Amazon.com, Inc.	2.3%
Meta Platforms, Inc. - Class A	2.0%

Nasdaq-100 ProFund

Service Class OTPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Oil & Gas Equipment & Services UltraSector ProFund

Investor Class OEPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Oil & Gas Equipment & Services UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$104	1.50%

Fund Statistics

Table Summary
Net Assets	$18,940,290
Number of Holdings*	35
Net Investment Advisory Fees	$44,314
Portfolio Turnover	34%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Oil & Gas Equipment & Services	72%
Oil & Gas Drilling	28%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	72%
S&P Oil & Gas Equipment & Services Select Sector Index Swap Agreements	78%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Liberty Energy, Inc.	3.5%
SLB, Ltd.	3.5%
TechnipFMC PLC	3.5%
Baker Hughes Co.	3.4%
Patterson-UTI Energy, Inc.	3.4%

Oil & Gas Equipment & Services UltraSector ProFund

Investor Class OEPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Oil & Gas Equipment & Services UltraSector ProFund

Service Class OEPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Oil & Gas Equipment & Services UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$173	2.50%

Fund Statistics

Table Summary
Net Assets	$18,940,290
Number of Holdings*	35
Net Investment Advisory Fees	$44,314
Portfolio Turnover	34%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Oil & Gas Equipment & Services	72%
Oil & Gas Drilling	28%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	72%
S&P Oil & Gas Equipment & Services Select Sector Index Swap Agreements	78%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Liberty Energy, Inc.	3.5%
SLB, Ltd.	3.5%
TechnipFMC PLC	3.5%
Baker Hughes Co.	3.4%
Patterson-UTI Energy, Inc.	3.4%

Oil & Gas Equipment & Services UltraSector ProFund

Service Class OEPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Pharmaceuticals UltraSector ProFund

Investor Class PHPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Pharmaceuticals UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$113	1.78%

Fund Statistics

Table Summary
Net Assets	$3,902,249
Number of Holdings*	64
Net Investment Advisory Fees	$9,043
Portfolio Turnover	194%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Pharmaceuticals	100%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	78%
S&P Pharmaceuticals Select Industry Index Swap Agreements	71%
Total	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Definium Therapeutics, Inc.	2.0%
Liquidia Corp.	1.9%
MBX Biosciences, Inc.	1.9%
Axsome Therapeutics, Inc.	1.8%
Organon & Co.	1.8%

Pharmaceuticals UltraSector ProFund

Investor Class PHPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Pharmaceuticals UltraSector ProFund

Service Class PHPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Pharmaceuticals UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$176	2.78%

Fund Statistics

Table Summary
Net Assets	$3,902,249
Number of Holdings*	64
Net Investment Advisory Fees	$9,043
Portfolio Turnover	194%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Pharmaceuticals	100%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	78%
S&P Pharmaceuticals Select Industry Index Swap Agreements	71%
Total	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Definium Therapeutics, Inc.	2.0%
Liquidia Corp.	1.9%
MBX Biosciences, Inc.	1.9%
Axsome Therapeutics, Inc.	1.8%
Organon & Co.	1.8%

Pharmaceuticals UltraSector ProFund

Service Class PHPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Precious Metals UltraSector ProFund

Investor Class PMPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Precious Metals UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$112	1.34%

Fund Statistics

Table Summary
Net Assets	$129,390,553
Number of Holdings*	44
Net Investment Advisory Fees	$332,738
Portfolio Turnover	68%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Gold	94%
Silver	4%
Precious Metals & Minerals	2%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	80%
Dow Jones Precious Metals Index Swap Agreements	69%
Total	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Newmont Corp.	13.2%
Agnico Eagle Mines, Ltd.	10.3%
Barrick Mining Corp.	8.3%
Wheaton Precious Metals Corp.	6.5%
Franco-Nevada Corp.	4.9%

Precious Metals UltraSector ProFund

Investor Class PMPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Precious Metals UltraSector ProFund

Service Class PMPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Precious Metals UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$196	2.34%

Fund Statistics

Table Summary
Net Assets	$129,390,553
Number of Holdings*	44
Net Investment Advisory Fees	$332,738
Portfolio Turnover	68%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Gold	94%
Silver	4%
Precious Metals & Minerals	2%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	80%
Dow Jones Precious Metals Index Swap Agreements	69%
Total	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Newmont Corp.	13.2%
Agnico Eagle Mines, Ltd.	10.3%
Barrick Mining Corp.	8.3%
Wheaton Precious Metals Corp.	6.5%
Franco-Nevada Corp.	4.9%

Precious Metals UltraSector ProFund

Service Class PMPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Real Estate UltraSector ProFund

Investor Class REPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Real Estate UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$90	1.78%

Fund Statistics

Table Summary
Net Assets	$3,211,802
Number of Holdings*	36
Net Investment Advisory Fees	$833
Portfolio Turnover	1131%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Specialized REITs	39%
Health Care REITs	16%
Retail REITs	13%
Residential REITs	12%
Industrial REITs	9%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	74%
S&P Real Estate Select Sector Index Swap Agreements	79%
Total	153%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Welltower, Inc.	7.3%
Prologis, Inc.	6.9%
American Tower Corp. - Class A	4.7%
Equinix, Inc.	4.6%
Simon Property Group, Inc.	3.5%

Real Estate UltraSector ProFund

Investor Class REPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Real Estate UltraSector ProFund

Service Class REPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Real Estate UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$140	2.78%

Fund Statistics

Table Summary
Net Assets	$3,211,802
Number of Holdings*	36
Net Investment Advisory Fees	$833
Portfolio Turnover	1131%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Specialized REITs	39%
Health Care REITs	16%
Retail REITs	13%
Residential REITs	12%
Industrial REITs	9%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	74%
S&P Real Estate Select Sector Index Swap Agreements	79%
Total	153%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Welltower, Inc.	7.3%
Prologis, Inc.	6.9%
American Tower Corp. - Class A	4.7%
Equinix, Inc.	4.6%
Simon Property Group, Inc.	3.5%

Real Estate UltraSector ProFund

Service Class REPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Rising Rates Opportunity 10 ProFund

Investor Class RTPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Rising Rates Opportunity 10 ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$90	1.78%

Fund Statistics

Table Summary
Net Assets	$529,574
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Market Exposure
Table Summary
Investment Type	% of Net Assets
10-Year U.S. Treasury Note, 4.00%, due 11/15/35 Swap Agreements	(101)%
Total	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Rising Rates Opportunity 10 ProFund

Investor Class RTPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Rising Rates Opportunity 10 ProFund

Service Class RTPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Rising Rates Opportunity 10 ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$140	2.78%

Fund Statistics

Table Summary
Net Assets	$529,574
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Market Exposure
Table Summary
Investment Type	% of Net Assets
10-Year U.S. Treasury Note, 4.00%, due 11/15/35 Swap Agreements	(101)%
Total	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Rising Rates Opportunity 10 ProFund

Service Class RTPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Rising Rates Opportunity ProFund

Investor Class RRPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Rising Rates Opportunity ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$85	1.68%

Fund Statistics

Table Summary
Net Assets	$10,303,001
Number of Holdings*	5
Net Investment Advisory Fees	$28,883
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Market Exposure
Table Summary
Investment Type	% of Net Assets
30-Year U.S. Treasury Bond, 4.63%, due 11/15/55 Swap Agreements	(125)%
Total	(125)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Rising Rates Opportunity ProFund

Investor Class RRPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Rising Rates Opportunity ProFund

Service Class RRPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Rising Rates Opportunity ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$135	2.68%

Fund Statistics

Table Summary
Net Assets	$10,303,001
Number of Holdings*	5
Net Investment Advisory Fees	$28,883
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Market Exposure
Table Summary
Investment Type	% of Net Assets
30-Year U.S. Treasury Bond, 4.63%, due 11/15/55 Swap Agreements	(125)%
Total	(125)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Rising Rates Opportunity ProFund

Service Class RRPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Rising U.S. Dollar ProFund

Investor Class RDPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Rising U.S. Dollar ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$89	1.78%

Fund Statistics

Table Summary
Net Assets	$9,402,205
Number of Holdings*	5
Net Investment Advisory Fees	$21,232
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Rising U.S. Dollar ProFund

Investor Class RDPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Rising U.S. Dollar ProFund

Service Class RDPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Rising U.S. Dollar ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$139	2.78%

Fund Statistics

Table Summary
Net Assets	$9,402,205
Number of Holdings*	5
Net Investment Advisory Fees	$21,232
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Rising U.S. Dollar ProFund

Service Class RDPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Semiconductor UltraSector ProFund

Investor Class SMPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Semiconductor UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$76	1.32%

Fund Statistics

Table Summary
Net Assets	$552,555,113
Number of Holdings*	40
Net Investment Advisory Fees	$1,922,080
Portfolio Turnover	110%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Semiconductors & Semiconductor Equipment	100%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	48%
Dow Jones U.S. Semiconductors Index Swap Agreements	102%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	24.6%
Broadcom, Inc.	8.3%
Micron Technology, Inc.	2.5%
Advanced Micro Devices, Inc.	2.0%
Lam Research Corp.	1.6%

Semiconductor UltraSector ProFund

Investor Class SMPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Semiconductor UltraSector ProFund

Service Class SMPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Semiconductor UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$134	2.32%

Fund Statistics

Table Summary
Net Assets	$552,555,113
Number of Holdings*	40
Net Investment Advisory Fees	$1,922,080
Portfolio Turnover	110%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Semiconductors & Semiconductor Equipment	100%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	48%
Dow Jones U.S. Semiconductors Index Swap Agreements	102%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	24.6%
Broadcom, Inc.	8.3%
Micron Technology, Inc.	2.5%
Advanced Micro Devices, Inc.	2.0%
Lam Research Corp.	1.6%

Semiconductor UltraSector ProFund

Service Class SMPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Short Bitcoin ProFund

Investor Class BITIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Short Bitcoin ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$69	1.18%

Fund Statistics

Table Summary
Net Assets	$2,617,899
Number of Holdings*	3
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings

The Short Bitcoin ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Market Exposure
Table Summary
Investment Type	% of Net Assets
CME Bitcoin Futures Contracts	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Short Bitcoin ProFund

Investor Class BITIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Short Energy ProFund

Investor Class SNPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Short Energy ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$83	1.78%

Fund Statistics

Table Summary
Net Assets	$618,782
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Oil, Gas & Consumable Fuels	90%
Energy Equipment & Services	10%
Market Exposure
Table Summary
Investment Type	% of Net Assets
S&P Energy Select Sector Index Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Short Energy ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short Energy ProFund

Investor Class SNPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Short Energy ProFund

Service Class SNPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Short Energy ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$130	2.78%

Fund Statistics

Table Summary
Net Assets	$618,782
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Oil, Gas & Consumable Fuels	90%
Energy Equipment & Services	10%
Market Exposure
Table Summary
Investment Type	% of Net Assets
S&P Energy Select Sector Index Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Short Energy ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short Energy ProFund

Service Class SNPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Short Nasdaq-100 ProFund

Investor Class SOPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Short Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$86	1.78%

Fund Statistics

Table Summary
Net Assets	$3,261,050
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	51%
Communication Services	16%
Consumer Discretionary	13%
Consumer Staples	8%
Health Care	5%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Nasdaq-100 Index Swap Agreements	(100)%
E-mini Nasdaq-100 Index Futures Contracts	0%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Short Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short Nasdaq-100 ProFund

Investor Class SOPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Short Nasdaq-100 ProFund

Service Class SOPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Short Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$135	2.78%

Fund Statistics

Table Summary
Net Assets	$3,261,050
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	51%
Communication Services	16%
Consumer Discretionary	13%
Consumer Staples	8%
Health Care	5%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Nasdaq-100 Index Swap Agreements	(100)%
E-mini Nasdaq-100 Index Futures Contracts	0%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Short Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short Nasdaq-100 ProFund

Service Class SOPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Short Precious Metals ProFund

Investor Class SPPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Short Precious Metals ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$68	1.79%

Fund Statistics

Table Summary
Net Assets	$16,043,037
Number of Holdings*	5
Net Investment Advisory Fees	$29,407
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Gold	94%
Silver	4%
Precious Metals & Minerals	2%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Dow Jones Precious Metals Index Swap Agreements	(101)%
Total	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short Precious Metals ProFund

Investor Class SPPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Short Precious Metals ProFund

Service Class SPPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Short Precious Metals ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$106	2.79%

Fund Statistics

Table Summary
Net Assets	$16,043,037
Number of Holdings*	5
Net Investment Advisory Fees	$29,407
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Gold	94%
Silver	4%
Precious Metals & Minerals	2%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Dow Jones Precious Metals Index Swap Agreements	(101)%
Total	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short Precious Metals ProFund

Service Class SPPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Short Real Estate ProFund

Investor Class SRPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Short Real Estate ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$90	1.78%

Fund Statistics

Table Summary
Net Assets	$563,613
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Specialized REITs	39%
Health Care REITs	16%
Retail REITs	13%
Residential REITs	12%
Industrial REITs	9%
Market Exposure
Table Summary
Investment Type	% of Net Assets
S&P Real Estate Select Sector Index Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short Real Estate ProFund

Investor Class SRPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Short Real Estate ProFund

Service Class SRPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Short Real Estate ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$139	2.78%

Fund Statistics

Table Summary
Net Assets	$563,613
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Specialized REITs	39%
Health Care REITs	16%
Retail REITs	13%
Residential REITs	12%
Industrial REITs	9%
Market Exposure
Table Summary
Investment Type	% of Net Assets
S&P Real Estate Select Sector Index Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short Real Estate ProFund

Service Class SRPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Short Small-Cap ProFund

Investor Class SHPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Short Small-Cap ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$83	1.78%

Fund Statistics

Table Summary
Net Assets	$630,623
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Industrials	19%
Health Care	18%
Financials	18%
Information Technology	14%
Consumer Discretionary	9%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Russell 2000 Index Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short Small-Cap ProFund

Investor Class SHPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Short Small-Cap ProFund

Service Class SHPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Short Small-Cap ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$130	2.78%

Fund Statistics

Table Summary
Net Assets	$630,623
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Industrials	19%
Health Care	18%
Financials	18%
Information Technology	14%
Consumer Discretionary	9%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Russell 2000 Index Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Short Small-Cap ProFund

Service Class SHPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Small-Cap Growth ProFund

Investor Class SGPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Small-Cap Growth ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$94	1.78%

Fund Statistics

Table Summary
Net Assets	$3,776,279
Number of Holdings*	335
Net Investment Advisory Fees	$0
Portfolio Turnover	103%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Industrials	21%
Information Technology	18%
Health Care	16%
Financials	15%
Consumer Discretionary	10%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Arrowhead Pharmaceuticals, Inc.	1.2%
Moog, Inc. - Class A	1.1%
InterDigital, Inc.	1.1%
CareTrust REIT, Inc.	1.1%
John Bean Technologies Corp.	1.0%

Small-Cap Growth ProFund

Investor Class SGPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Small-Cap Growth ProFund

Service Class SGPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Small-Cap Growth ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$147	2.78%

Fund Statistics

Table Summary
Net Assets	$3,776,279
Number of Holdings*	335
Net Investment Advisory Fees	$0
Portfolio Turnover	103%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Industrials	21%
Information Technology	18%
Health Care	16%
Financials	15%
Consumer Discretionary	10%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Arrowhead Pharmaceuticals, Inc.	1.2%
Moog, Inc. - Class A	1.1%
InterDigital, Inc.	1.1%
CareTrust REIT, Inc.	1.1%
John Bean Technologies Corp.	1.0%

Small-Cap Growth ProFund

Service Class SGPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Small-Cap ProFund

Investor Class SLPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Small-Cap ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$98	1.78%

Fund Statistics

Table Summary
Net Assets	$12,048,648
Number of Holdings*	1,951
Net Investment Advisory Fees	$15,152
Portfolio Turnover	258%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Industrials	19%
Health Care	18%
Financials	18%
Information Technology	14%
Consumer Discretionary	9%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	27%
Russell 2000 Index Swap Agreements	65%
CME E-mini Russell 2000 Index Futures Contracts	9%
Total	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Bloom Energy Corp. - Class A	0.3%
Credo Technology Group Holding, Ltd.	0.2%
Fabrinet	0.2%
Kratos Defense & Security Solutions, Inc.	0.2%
Nextpower, Inc. - Class A	0.2%

Small-Cap ProFund

Investor Class SLPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Small-Cap ProFund

Service Class SLPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Small-Cap ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$152	2.78%

Fund Statistics

Table Summary
Net Assets	$12,048,648
Number of Holdings*	1,951
Net Investment Advisory Fees	$15,152
Portfolio Turnover	258%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Industrials	19%
Health Care	18%
Financials	18%
Information Technology	14%
Consumer Discretionary	9%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	27%
Russell 2000 Index Swap Agreements	65%
CME E-mini Russell 2000 Index Futures Contracts	9%
Total	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Bloom Energy Corp. - Class A	0.3%
Credo Technology Group Holding, Ltd.	0.2%
Fabrinet	0.2%
Kratos Defense & Security Solutions, Inc.	0.2%
Nextpower, Inc. - Class A	0.2%

Small-Cap ProFund

Service Class SLPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Small-Cap Value ProFund

Investor Class SVPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Small-Cap Value ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$99	1.78%

Fund Statistics

Table Summary
Net Assets	$5,333,436
Number of Holdings*	466
Net Investment Advisory Fees	$21,574
Portfolio Turnover	621%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Financials	22%
Consumer Discretionary	17%
Industrials	14%
Information Technology	9%
Materials	8%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
LKQ Corp.	1.1%
Jackson Financial, Inc. - Class A	1.0%
Eastman Chemical Co.	1.0%
Lincoln National Corp.	0.9%
CarMax, Inc.	0.8%

Small-Cap Value ProFund

Investor Class SVPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Small-Cap Value ProFund

Service Class SVPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Small-Cap Value ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$154	2.78%

Fund Statistics

Table Summary
Net Assets	$5,333,436
Number of Holdings*	466
Net Investment Advisory Fees	$21,574
Portfolio Turnover	621%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Financials	22%
Consumer Discretionary	17%
Industrials	14%
Information Technology	9%
Materials	8%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
LKQ Corp.	1.1%
Jackson Financial, Inc. - Class A	1.0%
Eastman Chemical Co.	1.0%
Lincoln National Corp.	0.9%
CarMax, Inc.	0.8%

Small-Cap Value ProFund

Service Class SVPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Technology UltraSector ProFund

Investor Class TEPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Technology UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$74	1.39%

Fund Statistics

Table Summary
Net Assets	$93,220,155
Number of Holdings*	75
Net Investment Advisory Fees	$362,028
Portfolio Turnover	20%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Semiconductors & Semiconductor Equipment	43%
Software & Services	33%
Technology Hardware & Equipment	24%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	80%
S&P Technology Select Sector Index Swap Agreements	70%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	12.3%
Apple, Inc.	10.2%
Microsoft Corp.	8.5%
Broadcom, Inc.	4.1%
Micron Technology, Inc.	3.2%

Technology UltraSector ProFund

Investor Class TEPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Technology UltraSector ProFund

Service Class TEPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Technology UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$128	2.39%

Fund Statistics

Table Summary
Net Assets	$93,220,155
Number of Holdings*	75
Net Investment Advisory Fees	$362,028
Portfolio Turnover	20%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Semiconductors & Semiconductor Equipment	43%
Software & Services	33%
Technology Hardware & Equipment	24%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	80%
S&P Technology Select Sector Index Swap Agreements	70%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	12.3%
Apple, Inc.	10.2%
Microsoft Corp.	8.5%
Broadcom, Inc.	4.1%
Micron Technology, Inc.	3.2%

Technology UltraSector ProFund

Service Class TEPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraBear ProFund

Investor Class URPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraBear ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$83	1.78%

Fund Statistics

Table Summary
Net Assets	$5,754,151
Number of Holdings*	5
Net Investment Advisory Fees	$10,427
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	33%
Financials	13%
Communication Services	11%
Consumer Discretionary	10%
Health Care	9%
Market Exposure
Table Summary
Investment Type	% of Net Assets
S&P 500 Swap Agreements	(189)%
E-mini S&P 500 Futures Contracts	(12)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraBear ProFund

Investor Class URPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraBear ProFund

Service Class URPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraBear ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$123	2.64%

Fund Statistics

Table Summary
Net Assets	$5,754,151
Number of Holdings*	5
Net Investment Advisory Fees	$10,427
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	33%
Financials	13%
Communication Services	11%
Consumer Discretionary	10%
Health Care	9%
Market Exposure
Table Summary
Investment Type	% of Net Assets
S&P 500 Swap Agreements	(189)%
E-mini S&P 500 Futures Contracts	(12)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraBear ProFund

Service Class URPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraBull ProFund

Investor Class ULPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraBull ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$73	1.33%

Fund Statistics

Table Summary
Net Assets	$171,482,100
Number of Holdings*	509
Net Investment Advisory Fees	$710,351
Portfolio Turnover	116%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	33%
Financials	13%
Communication Services	11%
Consumer Discretionary	10%
Health Care	9%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	73%
S&P 500 Swap Agreements	80%
SPDR S&P 500 ETF Swap Agreements	35%
E-mini S&P 500 Futures Contracts	12%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	5.7%
Apple, Inc.	4.7%
Microsoft Corp.	3.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc. - Class A	2.4%

UltraBull ProFund

Investor Class ULPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraBull ProFund

Service Class ULPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraBull ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$127	2.33%

Fund Statistics

Table Summary
Net Assets	$171,482,100
Number of Holdings*	509
Net Investment Advisory Fees	$710,351
Portfolio Turnover	116%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	33%
Financials	13%
Communication Services	11%
Consumer Discretionary	10%
Health Care	9%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	73%
S&P 500 Swap Agreements	80%
SPDR S&P 500 ETF Swap Agreements	35%
E-mini S&P 500 Futures Contracts	12%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	5.7%
Apple, Inc.	4.7%
Microsoft Corp.	3.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc. - Class A	2.4%

UltraBull ProFund

Service Class ULPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraChina ProFund

Investor Class UGPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraChina ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$71	1.34%

Fund Statistics

Table Summary
Net Assets	$25,219,028
Number of Holdings*	55
Net Investment Advisory Fees	$94,621
Portfolio Turnover	54%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Consumer Discretionary	59%
Communication Services	19%
Health Care	8%
Industrials	6%
Information Technology	4%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	89%
S&P China Select ADR Index (USD) Swap Agreements	112%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Countries

Table Summary
China	87.7%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Alibaba Group Holding, Ltd.	18.7%
PDD Holdings, Inc.	10.1%
NetEase, Inc.	5.6%
Baidu, Inc.	5.5%
BeOne Medicines, Ltd.	4.2%

UltraChina ProFund

Investor Class UGPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraChina ProFund

Service Class UGPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraChina ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$124	2.33%

Fund Statistics

Table Summary
Net Assets	$25,219,028
Number of Holdings*	55
Net Investment Advisory Fees	$94,621
Portfolio Turnover	54%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Consumer Discretionary	59%
Communication Services	19%
Health Care	8%
Industrials	6%
Information Technology	4%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	89%
S&P China Select ADR Index (USD) Swap Agreements	112%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Countries

Table Summary
China	87.7%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Alibaba Group Holding, Ltd.	18.7%
PDD Holdings, Inc.	10.1%
NetEase, Inc.	5.6%
Baidu, Inc.	5.5%
BeOne Medicines, Ltd.	4.2%

UltraChina ProFund

Service Class UGPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraDow 30 ProFund

Investor Class UDPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraDow 30 ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$77	1.38%

Fund Statistics

Table Summary
Net Assets	$42,903,122
Number of Holdings*	35
Net Investment Advisory Fees	$156,018
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Financials	28%
Information Technology	19%
Industrials	16%
Consumer Discretionary	12%
Health Care	12%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	75%
Dow Jones Industrial Average Swap Agreements	93%
SPDR Dow Jones Industrial Average ETF Swap Agreements	27%
E-mini Dow Jones Futures Contracts	5%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
The Goldman Sachs Group, Inc.	8.8%
Caterpillar, Inc.	6.2%
Microsoft Corp.	4.1%
The Home Depot, Inc.	3.5%
The Sherwin-Williams Co.	3.3%

UltraDow 30 ProFund

Investor Class UDPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraDow 30 ProFund

Service Class UDPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraDow 30 ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$132	2.38%

Fund Statistics

Table Summary
Net Assets	$42,903,122
Number of Holdings*	35
Net Investment Advisory Fees	$156,018
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Financials	28%
Information Technology	19%
Industrials	16%
Consumer Discretionary	12%
Health Care	12%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	75%
Dow Jones Industrial Average Swap Agreements	93%
SPDR Dow Jones Industrial Average ETF Swap Agreements	27%
E-mini Dow Jones Futures Contracts	5%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
The Goldman Sachs Group, Inc.	8.8%
Caterpillar, Inc.	6.2%
Microsoft Corp.	4.1%
The Home Depot, Inc.	3.5%
The Sherwin-Williams Co.	3.3%

UltraDow 30 ProFund

Service Class UDPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraEmerging Markets ProFund

Investor Class UUPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraEmerging Markets ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$109	1.78%

Fund Statistics

Table Summary
Net Assets	$17,487,118
Number of Holdings*	56
Net Investment Advisory Fees	$52,861
Portfolio Turnover	127%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Consumer Discretionary	29%
Information Technology	27%
Financials	17%
Materials	9%
Communication Services	8%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	88%
S&P Emerging 50 ADR Index (USD) Swap Agreements	112%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Countries

Table Summary
China	32.4%
Taiwan	21.1%
India	11.9%
Brazil	10.5%
South Korea	4.6%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	17.8%
Alibaba Group Holding, Ltd.	16.5%
HDFC Bank, Ltd.	5.0%
ICICI Bank, Ltd.	3.4%
PDD Holdings, Inc.	3.3%

UltraEmerging Markets ProFund

Investor Class UUPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraEmerging Markets ProFund

Service Class UUPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraEmerging Markets ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$169	2.78%

Fund Statistics

Table Summary
Net Assets	$17,487,118
Number of Holdings*	56
Net Investment Advisory Fees	$52,861
Portfolio Turnover	127%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Consumer Discretionary	29%
Information Technology	27%
Financials	17%
Materials	9%
Communication Services	8%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	88%
S&P Emerging 50 ADR Index (USD) Swap Agreements	112%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Countries

Table Summary
China	32.4%
Taiwan	21.1%
India	11.9%
Brazil	10.5%
South Korea	4.6%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	17.8%
Alibaba Group Holding, Ltd.	16.5%
HDFC Bank, Ltd.	5.0%
ICICI Bank, Ltd.	3.4%
PDD Holdings, Inc.	3.3%

UltraEmerging Markets ProFund

Service Class UUPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraInternational ProFund

Investor Class UNPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraInternational ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$104	1.78%

Fund Statistics

Table Summary
Net Assets	$8,278,990
Number of Holdings*	5
Net Investment Advisory Fees	$19,992
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Financials	25%
Industrials	20%
Health Care	11%
Consumer Discretionary	9%
Information Technology	9%
Market Exposure
Table Summary
Investment Type	% of Net Assets
MSCI EAFE Index Swap Agreements	201%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraInternational ProFund

Investor Class UNPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraInternational ProFund

Service Class UNPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraInternational ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$162	2.78%

Fund Statistics

Table Summary
Net Assets	$8,278,990
Number of Holdings*	5
Net Investment Advisory Fees	$19,992
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Financials	25%
Industrials	20%
Health Care	11%
Consumer Discretionary	9%
Information Technology	9%
Market Exposure
Table Summary
Investment Type	% of Net Assets
MSCI EAFE Index Swap Agreements	201%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraInternational ProFund

Service Class UNPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraJapan ProFund

Investor Class UJPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraJapan ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$107	1.58%

Fund Statistics

Table Summary
Net Assets	$29,118,142
Number of Holdings*	5
Net Investment Advisory Fees	$114,726
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	32%
Industrials	18%
Consumer Discretionary	18%
Communication Services	11%
Health Care	8%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Nikkei 225 Stock Average Swap Agreements	0%
Nikkei 225 Index Futures Contracts	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraJapan ProFund

Investor Class UJPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraJapan ProFund

Service Class UJPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraJapan ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$174	2.58%

Fund Statistics

Table Summary
Net Assets	$29,118,142
Number of Holdings*	5
Net Investment Advisory Fees	$114,726
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	32%
Industrials	18%
Consumer Discretionary	18%
Communication Services	11%
Health Care	8%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Nikkei 225 Stock Average Swap Agreements	0%
Nikkei 225 Index Futures Contracts	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraJapan ProFund

Service Class UJPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraLatin America ProFund

Investor Class UBPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraLatin America ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$131	1.77%

Fund Statistics

Table Summary
Net Assets	$14,195,581
Number of Holdings*	40
Net Investment Advisory Fees	$30,561
Portfolio Turnover	140%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Materials	25%
Financials	23%
Energy	18%
Industrials	10%
Consumer Staples	8%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	91%
S&P Latin America 35 ADR Index (USD) Swap Agreements	107%
Total	198%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Countries

Table Summary
Brazil	56.5%
Mexico	18.9%
Chile	7.6%
Argentina	3.6%
Colombia	2.7%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Vale S.A.	12.4%
Itau Unibanco Holding S.A.	10.2%
Petroleo Brasileiro S.A.	6.9%
Petroleo Brasileiro S.A.	6.1%
Banco Bradesco S.A.	4.3%

UltraLatin America ProFund

Investor Class UBPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraLatin America ProFund

Service Class UBPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraLatin America ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$204	2.77%

Fund Statistics

Table Summary
Net Assets	$14,195,581
Number of Holdings*	40
Net Investment Advisory Fees	$30,561
Portfolio Turnover	140%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Materials	25%
Financials	23%
Energy	18%
Industrials	10%
Consumer Staples	8%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	91%
S&P Latin America 35 ADR Index (USD) Swap Agreements	107%
Total	198%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Countries

Table Summary
Brazil	56.5%
Mexico	18.9%
Chile	7.6%
Argentina	3.6%
Colombia	2.7%
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Vale S.A.	12.4%
Itau Unibanco Holding S.A.	10.2%
Petroleo Brasileiro S.A.	6.9%
Petroleo Brasileiro S.A.	6.1%
Banco Bradesco S.A.	4.3%

UltraLatin America ProFund

Service Class UBPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraMid-Cap ProFund

Investor Class UMPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraMid-Cap ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$77	1.41%

Fund Statistics

Table Summary
Net Assets	$38,587,000
Number of Holdings*	405
Net Investment Advisory Fees	$127,625
Portfolio Turnover	34%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Industrials	25%
Financials	16%
Information Technology	14%
Consumer Discretionary	11%
Health Care	8%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	68%
S&P MidCap 400 Swap Agreements	86%
SPDR S&P MidCap 400 ETF Swap Agreements	37%
E-mini S&P MidCap 400 Futures Contracts	9%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Ciena Corp.	0.7%
Coherent Corp.	0.7%
Lumentum Holdings, Inc.	0.6%
Curtiss-Wright Corp.	0.5%
Flex, Ltd.	0.5%

UltraMid-Cap ProFund

Investor Class UMPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraMid-Cap ProFund

Service Class UMPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraMid-Cap ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$131	2.41%

Fund Statistics

Table Summary
Net Assets	$38,587,000
Number of Holdings*	405
Net Investment Advisory Fees	$127,625
Portfolio Turnover	34%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Industrials	25%
Financials	16%
Information Technology	14%
Consumer Discretionary	11%
Health Care	8%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	68%
S&P MidCap 400 Swap Agreements	86%
SPDR S&P MidCap 400 ETF Swap Agreements	37%
E-mini S&P MidCap 400 Futures Contracts	9%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Ciena Corp.	0.7%
Coherent Corp.	0.7%
Lumentum Holdings, Inc.	0.6%
Curtiss-Wright Corp.	0.5%
Flex, Ltd.	0.5%

UltraMid-Cap ProFund

Service Class UMPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraNasdaq-100 ProFund

Investor Class UOPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraNasdaq-100 ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$72	1.31%

Fund Statistics

Table Summary
Net Assets	$1,213,906,291
Number of Holdings*	106
Net Investment Advisory Fees	$5,045,116
Portfolio Turnover	36%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	51%
Communication Services	16%
Consumer Discretionary	13%
Consumer Staples	8%
Health Care	5%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	74%
Invesco QQQ Trust, Series 1 ETF Swap Agreements	30%
Nasdaq-100 Index Swap Agreements	86%
E-mini Nasdaq-100 Index Futures Contracts	10%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	6.6%
Apple, Inc.	5.5%
Microsoft Corp.	4.6%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc. - Class A	3.0%

UltraNasdaq-100 ProFund

Investor Class UOPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraNasdaq-100 ProFund

Service Class UOPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraNasdaq-100 ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$126	2.31%

Fund Statistics

Table Summary
Net Assets	$1,213,906,291
Number of Holdings*	106
Net Investment Advisory Fees	$5,045,116
Portfolio Turnover	36%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	51%
Communication Services	16%
Consumer Discretionary	13%
Consumer Staples	8%
Health Care	5%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	74%
Invesco QQQ Trust, Series 1 ETF Swap Agreements	30%
Nasdaq-100 Index Swap Agreements	86%
E-mini Nasdaq-100 Index Futures Contracts	10%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	6.6%
Apple, Inc.	5.5%
Microsoft Corp.	4.6%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc. - Class A	3.0%

UltraNasdaq-100 ProFund

Service Class UOPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraShort China ProFund

Investor Class UHPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraShort China ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$81	1.78%

Fund Statistics

Table Summary
Net Assets	$2,484,319
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Consumer Discretionary	59%
Communication Services	19%
Health Care	8%
Industrials	6%
Information Technology	4%
Market Exposure
Table Summary
Investment Type	% of Net Assets
S&P China Select ADR Index (USD) Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort China ProFund

Investor Class UHPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraShort China ProFund

Service Class UHPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraShort China ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$116	2.56%

Fund Statistics

Table Summary
Net Assets	$2,484,319
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Consumer Discretionary	59%
Communication Services	19%
Health Care	8%
Industrials	6%
Information Technology	4%
Market Exposure
Table Summary
Investment Type	% of Net Assets
S&P China Select ADR Index (USD) Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort China ProFund

Service Class UHPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraShort Dow 30 ProFund

Investor Class UWPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraShort Dow 30 ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$82	1.78%

Fund Statistics

Table Summary
Net Assets	$1,053,366
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Financials	28%
Information Technology	19%
Industrials	16%
Consumer Discretionary	12%
Health Care	12%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Dow Jones Industrial Average Swap Agreements	(199)%
Total	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Dow 30 ProFund

Investor Class UWPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraShort Dow 30 ProFund

Service Class UWPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraShort Dow 30 ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$128	2.78%

Fund Statistics

Table Summary
Net Assets	$1,053,366
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Financials	28%
Information Technology	19%
Industrials	16%
Consumer Discretionary	12%
Health Care	12%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Dow Jones Industrial Average Swap Agreements	(199)%
Total	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Dow 30 ProFund

Service Class UWPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraShort Emerging Markets ProFund

Investor Class UVPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraShort Emerging Markets ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$74	1.78%

Fund Statistics

Table Summary
Net Assets	$408,759
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Consumer Discretionary	29%
Information Technology	27%
Financials	17%
Materials	9%
Communication Services	8%
Market Exposure
Table Summary
Investment Type	% of Net Assets
S&P Emerging 50 ADR Index (USD) Swap Agreements	(205)%
Total	(205)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Emerging Markets ProFund

Investor Class UVPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraShort Emerging Markets ProFund

Service Class UVPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraShort Emerging Markets ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$116	2.78%

Fund Statistics

Table Summary
Net Assets	$408,759
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Consumer Discretionary	29%
Information Technology	27%
Financials	17%
Materials	9%
Communication Services	8%
Market Exposure
Table Summary
Investment Type	% of Net Assets
S&P Emerging 50 ADR Index (USD) Swap Agreements	(205)%
Total	(205)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Emerging Markets ProFund

Service Class UVPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraShort International ProFund

Investor Class UXPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraShort International ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$79	1.78%

Fund Statistics

Table Summary
Net Assets	$1,862,088
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Financials	25%
Industrials	20%
Health Care	11%
Consumer Discretionary	9%
Information Technology	9%
Market Exposure
Table Summary
Investment Type	% of Net Assets
MSCI EAFE Index Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort International ProFund

Investor Class UXPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraShort International ProFund

Service Class UXPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraShort International ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$122	2.78%

Fund Statistics

Table Summary
Net Assets	$1,862,088
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Financials	25%
Industrials	20%
Health Care	11%
Consumer Discretionary	9%
Information Technology	9%
Market Exposure
Table Summary
Investment Type	% of Net Assets
MSCI EAFE Index Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort International ProFund

Service Class UXPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraShort Japan ProFund

Investor Class UKPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraShort Japan ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$70	1.79%

Fund Statistics

Table Summary
Net Assets	$1,605,429
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	32%
Industrials	18%
Consumer Discretionary	18%
Communication Services	11%
Health Care	8%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Nikkei 225 Stock Average Swap Agreements	(17)%
Nikkei 225 Index Futures Contracts	(183)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Japan ProFund

Investor Class UKPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraShort Japan ProFund

Service Class UKPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraShort Japan ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$108	2.79%

Fund Statistics

Table Summary
Net Assets	$1,605,429
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	32%
Industrials	18%
Consumer Discretionary	18%
Communication Services	11%
Health Care	8%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Nikkei 225 Stock Average Swap Agreements	(17)%
Nikkei 225 Index Futures Contracts	(183)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Japan ProFund

Service Class UKPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraShort Latin America ProFund

Investor Class UFPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraShort Latin America ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$67	1.78%

Fund Statistics

Table Summary
Net Assets	$6,134,896
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Materials	25%
Financials	23%
Energy	18%
Industrials	10%
Consumer Staples	8%
Market Exposure
Table Summary
Investment Type	% of Net Assets
S&P Latin America 35 ADR Index (USD) Swap Agreements	(205)%
Total	(205)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Latin America ProFund

Investor Class UFPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraShort Latin America ProFund

Service Class UFPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraShort Latin America ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$104	2.78%

Fund Statistics

Table Summary
Net Assets	$6,134,896
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Materials	25%
Financials	23%
Energy	18%
Industrials	10%
Consumer Staples	8%
Market Exposure
Table Summary
Investment Type	% of Net Assets
S&P Latin America 35 ADR Index (USD) Swap Agreements	(205)%
Total	(205)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Latin America ProFund

Service Class UFPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraShort Mid-Cap ProFund

Investor Class UIPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraShort Mid-Cap ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$83	1.78%

Fund Statistics

Table Summary
Net Assets	$477,711
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Industrials	25%
Financials	16%
Information Technology	14%
Consumer Discretionary	11%
Health Care	8%
Market Exposure
Table Summary
Investment Type	% of Net Assets
S&P MidCap 400 Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Mid-Cap ProFund

Investor Class UIPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraShort Mid-Cap ProFund

Service Class UIPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraShort Mid-Cap ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$130	2.78%

Fund Statistics

Table Summary
Net Assets	$477,711
Number of Holdings*	5
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Industrials	25%
Financials	16%
Information Technology	14%
Consumer Discretionary	11%
Health Care	8%
Market Exposure
Table Summary
Investment Type	% of Net Assets
S&P MidCap 400 Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Mid-Cap ProFund

Service Class UIPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraShort Nasdaq-100 ProFund

Investor Class USPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraShort Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$82	1.78%

Fund Statistics

Table Summary
Net Assets	$15,357,058
Number of Holdings*	5
Net Investment Advisory Fees	$41,460
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	51%
Communication Services	16%
Consumer Discretionary	13%
Consumer Staples	8%
Health Care	5%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Nasdaq-100 Index Swap Agreements	(188)%
E-mini Nasdaq-100 Index Futures Contracts	(13)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraShort Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Nasdaq-100 ProFund

Investor Class USPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraShort Nasdaq-100 ProFund

Service Class USPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraShort Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$128	2.78%

Fund Statistics

Table Summary
Net Assets	$15,357,058
Number of Holdings*	5
Net Investment Advisory Fees	$41,460
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Information Technology	51%
Communication Services	16%
Consumer Discretionary	13%
Consumer Staples	8%
Health Care	5%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Nasdaq-100 Index Swap Agreements	(188)%
E-mini Nasdaq-100 Index Futures Contracts	(13)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraShort Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Nasdaq-100 ProFund

Service Class USPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraShort Small-Cap ProFund

Investor Class UCPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraShort Small-Cap ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$77	1.78%

Fund Statistics

Table Summary
Net Assets	$3,126,396
Number of Holdings*	5
Net Investment Advisory Fees	$7,364
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Industrials	19%
Health Care	18%
Financials	18%
Information Technology	14%
Consumer Discretionary	9%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Russell 2000 Index Swap Agreements	(192)%
CME E-mini Russell 2000 Index Futures Contracts	(8)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Small-Cap ProFund

Investor Class UCPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraShort Small-Cap ProFund

Service Class UCPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraShort Small-Cap ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$112	2.61%

Fund Statistics

Table Summary
Net Assets	$3,126,396
Number of Holdings*	5
Net Investment Advisory Fees	$7,364
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Industrials	19%
Health Care	18%
Financials	18%
Information Technology	14%
Consumer Discretionary	9%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Russell 2000 Index Swap Agreements	(192)%
CME E-mini Russell 2000 Index Futures Contracts	(8)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

UltraShort Small-Cap ProFund

Service Class UCPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraSmall-Cap ProFund

Investor Class UAPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraSmall-Cap ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$86	1.46%

Fund Statistics

Table Summary
Net Assets	$52,180,178
Number of Holdings*	1,951
Net Investment Advisory Fees	$214,351
Portfolio Turnover	61%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Industrials	19%
Health Care	18%
Financials	18%
Information Technology	14%
Consumer Discretionary	9%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	74%
iShares Russell 2000 ETF Swap Agreements	40%
Russell 2000 Index Swap Agreeements	70%
CME E-mini Russell 2000 Index Futures Contracts	15%
Total	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Bloom Energy Corp. - Class A	0.8%
Credo Technology Group Holding, Ltd.	0.5%
Fabrinet	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Nextpower, Inc. - Class A	0.4%

UltraSmall-Cap ProFund

Investor Class UAPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

UltraSmall-Cap ProFund

Service Class UAPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the UltraSmall-Cap ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$145	2.46%

Fund Statistics

Table Summary
Net Assets	$52,180,178
Number of Holdings*	1,951
Net Investment Advisory Fees	$214,351
Portfolio Turnover	61%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Industrials	19%
Health Care	18%
Financials	18%
Information Technology	14%
Consumer Discretionary	9%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	74%
iShares Russell 2000 ETF Swap Agreements	40%
Russell 2000 Index Swap Agreeements	70%
CME E-mini Russell 2000 Index Futures Contracts	15%
Total	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Bloom Energy Corp. - Class A	0.8%
Credo Technology Group Holding, Ltd.	0.5%
Fabrinet	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Nextpower, Inc. - Class A	0.4%

UltraSmall-Cap ProFund

Service Class UAPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

U.S. Government Plus ProFund

Investor Class GVPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the U.S. Government Plus ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$86	1.70%

Fund Statistics

Table Summary
Net Assets	$3,016,682
Number of Holdings*	5
Net Investment Advisory Fees	$5,231
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Market Exposure
Table Summary
Investment Type	% of Net Assets
30-Year U.S. Treasury Bond, 4.63%, due 11/15/55 Swap Agreements	126%
Total	126%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

U.S. Government Plus ProFund

Investor Class GVPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

U.S. Government Plus ProFund

Service Class GVPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the U.S. Government Plus ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$137	2.70%

Fund Statistics

Table Summary
Net Assets	$3,016,682
Number of Holdings*	5
Net Investment Advisory Fees	$5,231
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Market Exposure
Table Summary
Investment Type	% of Net Assets
30-Year U.S. Treasury Bond, 4.63%, due 11/15/55 Swap Agreements	126%
Total	126%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

U.S. Government Plus ProFund

Service Class GVPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Utilities UltraSector ProFund

Investor Class UTPIX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Utilities UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$83	1.63%

Fund Statistics

Table Summary
Net Assets	$10,445,958
Number of Holdings*	36
Net Investment Advisory Fees	$101,240
Portfolio Turnover	362%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Electric Utilities	65%
Multi-Utilities	26%
Independent Power and Renewable Electricity Producers	5%
Gas Utilities	2%
Water Utilities	2%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	78%
S&P Utilities Select Sector Index Swap Agreements	71%
Total	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NextEra Energy, Inc.	10.8%
The Southern Co.	5.8%
Duke Energy Corp.	5.5%
Constellation Energy Corp.	5.2%
American Electric Power Co., Inc.	3.8%

Utilities UltraSector ProFund

Investor Class UTPIX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

Utilities UltraSector ProFund

Service Class UTPSX

Semi-annual Shareholder Report — January 31, 2026

Fund Overview

This Semi-annual shareholder report contains important information about the Utilities UltraSector ProFund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$133	2.62%

Fund Statistics

Table Summary
Net Assets	$10,445,958
Number of Holdings*	36
Net Investment Advisory Fees	$101,240
Portfolio Turnover	362%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Largest Sector Weights

Table Summary
Sector	Weight
Electric Utilities	65%
Multi-Utilities	26%
Independent Power and Renewable Electricity Producers	5%
Gas Utilities	2%
Water Utilities	2%
Market Exposure
Table Summary
Investment Type	% of Net Assets
Equity Securities	78%
S&P Utilities Select Sector Index Swap Agreements	71%
Total	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NextEra Energy, Inc.	10.8%
The Southern Co.	5.8%
Duke Energy Corp.	5.5%
Constellation Energy Corp.	5.2%
American Electric Power Co., Inc.	3.8%

Utilities UltraSector ProFund

Service Class UTPSX

Semi-annual Shareholder Report — January 31, 2026

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/literature, or upon request, by calling 888-776-3637.

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Not applicable-only for annual reports.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial experts are Michael C. Wachs and William D. Fertig, who are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable-only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)       The Schedule of Investments in Securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Semiannual
Financial
Statements and
Other Information

January 31, 2026

Investor
Bitcoin ProFund	BTCFX
Ether ProFund	ETHFX
Short Bitcoin ProFund	BITIX

Consolidated Schedules of Portfolio Investments
2	Bitcoin ProFund
3	Ether ProFund
4	Short Bitcoin ProFund
5	Consolidated Statements of Assets and Liabilities
7	Consolidated Statements of Operations
9	Consolidated Statements of Changes in Net Assets
13	Consolidated Statements of Cash Flows
15	Consolidated Financial Highlights
19	Notes to Consolidated Financial Statements
35	Form N-CSR – Items 8-11

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Consolidated Schedules of Portfolio Investments

2 :: Bitcoin ProFund :: Consolidated Schedules of Portfolio Investments :: January 31, 2026 (unaudited)

U.S. Treasury Obligations (68.1%)

	Principal Amount		Value
U.S. Treasury Bills, 3.19%(a), 2/17/26(b)		$300,000,000		$299,548,749
TOTAL U.S. TREASURY OBLIGATIONS (Cost $299,520,000)				299,548,749
Repurchase Agreements (2.7%)
Repurchase Agreements with UMB Bank, N.A.,3.55%, dated 1/31/26, due 2/2/26, total to be received $11,673,131 (Collateralized by U.S. Treasury Notes, 4.13%, due 2/15/27, total value $11,904,301)		11,670,830		11,670,830
TOTAL REPURCHASE AGREEMENTS (Cost $11,670,830)				11,670,830
TOTAL INVESTMENT SECURITIES (Cost $311,190,830)—70.8%				311,219,579
Reverse Repurchase Agreements including accrued interest—(56.8%)				(249,675,891)
Net other assets (liabilities)—86.0%				378,356,051
NET ASSETS—100.0%				$439,899,739
(a)
Reflects the effective yield or interest rate in effect at January 31, 2026.
(b)
$249,622,500 of this security has been pledged as collateral for reverse repurchase agreements.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Bitcoin Futures Contracts	1,044		3/2/26	$439,028,100	$(21,581,925)

See accompanying notes to the consolidated financial statements.

January 31, 2026 (unaudited) :: Consolidated Schedules of Portfolio Investments :: Ether ProFund :: 3

U.S. Treasury Obligations (63.9%)

	Principal Amount		Value
U.S. Treasury Bills, 3.19%(a), 2/17/26(b)		$5,500,000		$5,491,728
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,491,201)				5,491,728
Repurchase Agreements (7.4%)
Repurchase Agreements with UMB Bank, N.A.,3.55%, dated 1/31/26, due 2/2/26, total to be received $635,197 (Collateralized by U.S. Treasury Bills, 4.00%, due 1/15/27, total value $647,851)		635,072		635,072
TOTAL REPURCHASE AGREEMENTS (Cost $635,072)				635,072
TOTAL INVESTMENT SECURITIES (Cost $6,126,273)—71.3%				6,126,800
Reverse Repurchase Agreements including accrued interest—(63.9%)				(5,492,870)
Net other assets (liabilities)—92.6%				7,966,881
NET ASSETS—100.0%				$8,600,811
(a)
Reflects the effective yield or interest rate in effect at January 31, 2026.
(b)
$5,491,695 of this security has been pledged as collateral for reverse repurchase agreements.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Ether Futures Contracts	63		3/2/26		$8,456,175		$(394,538)
CME Micro Ether Futures Contracts	535		3/2/26	143,621		(5,650)
				$8,599,796		$(400,188)

See accompanying notes to the consolidated financial statements.

4 :: Short Bitcoin ProFund :: Consolidated Schedules of Portfolio Investments :: January 31, 2026 (unaudited)

U.S. Treasury Obligations (57.2%)

	Principal Amount		Value
U.S. Treasury Bills, 3.19%(a), 2/17/26(b)		$1,500,000		$1,497,744
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,497,600)				1,497,744
Repurchase Agreements (14.1%)
Repurchase Agreements with UMB Bank, N.A.,3.55%, dated 1/31/26, due 2/2/26, total to be received $368,825 (Collateralized by U.S. Treasury Bills, 4.00%, due 1/15/27, total value $376,136)		368,752		368,752
TOTAL REPURCHASE AGREEMENTS (Cost $368,752)				368,752
TOTAL INVESTMENT SECURITIES (Cost $1,866,352)—71.3%				1,866,496
Reverse Repurchase Agreements including accrued interest—(57.2%)				(1,498,055)
Net other assets (liabilities)—85.9%				2,249,458
NET ASSETS—100.0%				$2,617,899
(a)
Reflects the effective yield or interest rate in effect at January 31, 2026.
(b)
$1,497,735 of this security has been pledged as collateral for reverse repurchase agreements.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Bitcoin Futures Contracts	4		3/2/26	$(1,682,100)		$5,400
CME Micro Bitcoin Futures Contracts	112		3/2/26	(941,976)	3,187
				$(2,624,076)	$8,587

See accompanying notes to the consolidated financial statements.

Consolidated Statements of
Assets and Liabilities

6 :: Consolidated Statements of Assets and Liabilities :: January 31, 2026 (unaudited)

	Bitcoin ProFund	Ether ProFund	Short Bitcoin ProFund
ASSETS:
Total Investment Securities, at cost	$311,190,830	$6,126,273		$1,866,352
Securities, at value	299,548,749	5,491,728		1,497,744
Repurchase agreements, at value	11,670,830	635,072		368,752
Total Investment Securities, at value	311,219,579	6,126,800		1,866,496
Cash	261,894,861	5,513,366		1,520,946
Segregated cash balances for futures
contracts with brokers	118,159,325	2,872,980		677,406
Interest receivable	235,679	6,877		1,544
Receivable for capital shares issued	2,183,220	21,030		48,215
Due from Advisor under an expense
limitation agreement	—	3,083		1,377
Variation margin on futures contracts	—	—		8,904
Prepaid expenses	14,072	28,808		10,851
TOTAL ASSETS	693,706,736	14,572,944		4,135,739
LIABILITIES:
Reverse repurchase agreements,
including accrued interest	249,675,891	5,492,870		1,498,055
Payable to broker for futures transactions	35,525	2,101		422
Payable for capital shares redeemed	2,023,254	74,369		7,280
Variation margin on futures contracts	1,539,900	400,994		—
Advisory fees payable	182,323	—		—
Management services fees payable	61,490	—		—
Administration and fund accounting
fees payable	48,068	1,384		682
Transfer agent fees payable	11,056	290		85
Trustee fees payable	13	—		—
Compliance services fees payable	1,537	31		8
Service fees payable	6,431	94		18
Other accrued expenses	221,509	—		11,290
TOTAL LIABILITIES	253,806,997	5,972,133		1,517,840
Commitments and contingencies (Note 4)
NET ASSETS	$439,899,739	$8,600,811		$2,617,899
NET ASSETS CONSIST OF:
Capital	$509,637,249	$11,983,470		$2,263,597
Total distributable earnings (loss)	(69,737,510)	(3,382,659)		(354,302)
NET ASSETS	$439,899,739	$8,600,811		$2,617,899
NET ASSETS:
Investor Class	$439,899,739	$8,600,811		$2,617,899
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	23,557,881	399,742		94,366
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$18.67	$21.52		$27.74

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to the consolidated financial statements.

Consolidated Statements of
Operations

8 :: Consolidated Statements of Operations :: For the Periods Indicated (unaudited)

	Bitcoin ProFund	Ether ProFund	Short Bitcoin ProFund
	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026
INVESTMENT INCOME:
Interest	$9,263,299	$126,463	$22,610
TOTAL INVESTMENT INCOME	9,263,299	126,463	22,610
EXPENSES:
Advisory fees	1,262,066	29,986	3,238
Management services fees	420,687	5,997	1,080
Administration and fund accounting fees	336,699	6,661	3,521
Transfer agency fees	81,976	1,259	411
Administrative services fees	402,836	1,794	1,442
Registration and filing fees	47,363	20,333	8,949
Custody fees	26,836	1,100	1,763
Trustee fees	3,681	41	12
Compliance service fees	1,511	24	8
Legal fees	16,734	2,025	1,631
Service fees	8,357	104	32
Interest expense	216,269	4,032	579
Other fees	193,170	3,120	1,830
Recoupment of prior expenses reduced by Advisor	99,000	3,645	—
Total Gross Expenses before reductions	3,117,185	80,121	24,496
Expenses reduced and reimbursed by the Advisor	(9,878)	(15,110)	(16,002)
Fees paid indirectly	(17,151)	(274)	—
TOTAL NET EXPENSES	3,090,156	64,737	8,494
NET INVESTMENT INCOME (LOSS)	6,173,143	61,726	14,116
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(4,598)	(134)	(29)
Net realized gains (losses) on futures contracts	(188,070,381)	(3,263,377)	369,101
Change in net unrealized appreciation/depreciation on investment securities	39,211	563	159
Change in net unrealized appreciation/depreciation on futures contracts	(11,904,525)	(379,735)	(18,009)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(199,940,293)	(3,642,683)	351,222
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(193,767,150)	$(3,580,957)	$365,338

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to the consolidated financial statements.

Consolidated Statements of
Changes in Net Assets

10 :: Consolidated Statements of Changes in Net Assets :: For the Periods Indicated

Bitcoin ProFund	Ether ProFund
Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	February 25, 2025 through July 31, 2025(a)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$6,173,143	$10,555,111	$61,726	$6,718
Net realized gains (losses) on investments	(188,074,979)	197,112,085	(3,263,511)	696,082
Change in unrealized appreciation/depreciation on investments	(11,865,314)	(2,168,161)	(379,172)	(20,489)
Change in net assets resulting from operations	(193,767,150)	205,499,035	(3,580,957)	682,311
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(98,207,238)	(105,649,638)	(818,280)	(9,743)
Change in net assets resulting from distributions	(98,207,238)	(105,649,638)	(818,280)	(9,743)
Change in net assets resulting from capital transactions	106,725,279	273,260,543	9,712,626	2,614,854
Change in net assets	(185,249,109)	373,109,940	5,313,389	3,287,422
NET ASSETS:
Beginning of period	625,148,848	252,038,908	3,287,422	—
End of period	$439,899,739	$625,148,848	$8,600,811	$3,287,422
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$339,756,429	$658,735,858	$19,835,876	$5,535,951
Distributions reinvested	97,890,442	105,394,197	816,948	9,683
Value of shares redeemed	(330,921,592)	(490,869,512)	(10,940,198)	(2,930,780)
Change in net assets resulting from capital transactions	$106,725,279	$273,260,543	$9,712,626	$2,614,854
SHARE TRANSACTIONS:
Investor Class
Issued	13,382,360	22,921,286	622,072	190,864
Reinvested	3,891,466	3,834,654	26,974	394
Redeemed	(13,363,481)	(17,269,784)	(342,014)	(98,548)
Change in shares	3,910,345	9,486,156	307,032	92,710
(a)
Period from commencement of operations.

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to the consolidated financial statements.

For the Periods Indicated :: Consolidated Statements of Changes in Net Assets :: 11

Short Bitcoin ProFund
Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$14,116	$21,726
Net realized gains (losses) on investments	369,072	(552,973)
Change in unrealized appreciation/depreciation on investments	(17,850)	26,871
Change in net assets resulting from operations	365,338	(504,376)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(4,412)	(18,310)
Change in net assets resulting from distributions	(4,412)	(18,310)
Change in net assets resulting from capital transactions	1,080,437	1,397,872
Change in net assets	1,441,363	875,186
NET ASSETS:
Beginning of period	1,176,536	301,350
End of period	$2,617,899	$1,176,536
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$20,146,652	$29,162,421
Distributions reinvested	4,412	18,084
Value of shares redeemed	(19,070,627)	(27,782,633)
Change in net assets resulting from capital transactions	$1,080,437	$1,397,872
SHARE TRANSACTIONS:
Investor Class
Issued	831,647	946,579	(b)
Reinvested	165	643	(b)
Redeemed	(793,504)	(897,711	)(b)
Change in shares	38,308	49,511
(b)
As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:10 reverse share split that occurred on October 14, 2024.

See accompanying notes to the consolidated financial statements.

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Consolidated Statements of
Cash Flows

14 :: Consolidated Statements of Cash Flows :: For the Periods Indicated (unaudited)

Bitcoin ProFund	Ether ProFund	Short Bitcoin ProFund
Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026
Cash Flows from Operating Activities:
Change in net assets resulting from operations	$(193,767,150)	$(3,580,957)	$365,338
Less: Net realized gains (losses) on investment securities	4,598	134	29
Less: Change in net unrealized appreciation/depreciation on investment securities	(39,211)	(563)	(159)
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities
Proceeds from (purchase of) short-term investments, net	109,950,448	(4,057,800)	(1,057,011)
Amortization (accretion) of premiums and discounts, net	(1,000,904)	(4,321)	(761)
(Increase) decrease in:
Due from Advisor under an expense limitation agreement	—	1,832	2,840
Interest receivable	198,561	(4,919)	(620)
Variation margin receivable on futures contracts	—	—	(7,054)
Prepaid expenses	29,881	(22,376)	(135)
Increase (decrease) in:
Interest payable (on reverse repurchase agreements)	15,699	955	232
Payable to broker for futures transactions	(57,868)	1,645	208
Variation margin payable on futures contracts	554,775	380,338	—
Advisor fees payable	(230,678)	—	—
Management fees payable	(76,176)	—	—
Administration and fund accounting fees payable	(20,262)	736	115
Transfer agency fees payable	(17,370)	122	(7)
Compliance services fees payable	875	29	7
Service fees payable	5,282	90	16
Trustee fees payable	(26)	—	—
Other accrued expenses	(23,153)	(6,802)	6,391
Net cash provided by (used in) operating activities	$(84,472,679)	$(7,291,857)	$(690,571)
Cash Flows from Financing Activities:
Proceeds from reverse repurchase agreements	1,098,492,500	20,970,435	3,075,290
(Repayments of) reverse repurchase agreements	(1,148,408,000)	(17,226,045)	(2,276,477)
Proceeds from capital shares issued	339,118,009	20,269,739	20,098,687
Cash paid for capital shares redeemed	(330,670,802)	(11,178,332)	(19,063,488)
Cash distributions paid to shareholders	(316,796)	(1,332)	—
Net cash provided by (used in) financing activities	$(41,785,089)	$12,834,465	$1,834,012
Net Increase (Decrease) in Cash and Segregated Cash Balances for Futures Contracts with Brokers	(126,257,768)	5,542,608	1,143,441
Cash and segregated cash balances for futures contracts with brokers at the beginning of period	506,311,954	2,843,738	1,054,911
Cash and segregated cash balances for futures contracts with brokers at the end of period	$380,054,186	$8,386,346	$2,198,352
The following table provides a reconciliation of cash and segregated cash balances for futures contracts with brokers to the consolidated statements of assets and liabilities:
Cash	261,894,861	5,513,366	1,520,946
Segregated cash balances for futures contracts with brokers	118,159,325	2,872,980	677,406
Total cash and segregated cash balances for futures contracts with brokers	$380,054,186	$8,386,346	$2,198,352
Supplemental Disclosure of Cash Flow Information
Cash paid for interest (excluding costs)	$200,570	$3,077	$347
Non-cash financing activities not included herein consists of reinvestments of distributions	97,890,442	9,683	18,084

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to the consolidated financial statements.

Consolidated Financial Highlights

ProFunds Consolidated Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities					Distributions to Shareholders From				Ratios to Average Net Assets					Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)(d)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(e)
Bitcoin ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$31.82		0.28		(8.84)	(8.56)		(4.59)	(4.59)	$18.67	(29.92)%		1.11%	1.10	%(f)	2.21%	$439,900	—
Year Ended July 31, 2025	$24.80		0.72		13.59	14.31		(7.29)	(7.29)	$31.82	67.59%		1.20%	1.18	%(f)	2.55%	$625,149	—
Year Ended July 31, 2024	$14.68		0.71		13.99	14.70		(4.58)	(4.58)	$24.80	103.21%		1.26%	1.16	%(f)	3.08%	$252,039	—
Year Ended July 31, 2023	$13.99		0.06		2.46	2.52		(1.83)	(1.83)	$14.68	18.23%		1.61%	1.35	%(f)	0.46%	$55,168	—
Year Ended July 31, 2022	$24.70		(0.27)		(10.44)	(10.71)		—	—	$13.99	(43.36)%		1.93%	1.25	%(f)	(1.17)%	$23,548	—
July 28, 2021 through July 31, 2021(g)	$25.00		—	(h)	(0.30)	(0.30)		—	—	$24.70	(1.20)%		24.80%	1.30	%(f)	(1.28)%	$524	—
Ether ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$35.46		0.23		(9.57)	(9.34)		(4.60)	(4.60)	$21.52	(30.12)%		1.92%	1.62	%(i)(j)	1.55%	$8,601	—
February 25, 2025 through July 31, 2025(g)	$25.00		0.21		10.59	10.80		(0.34)	(0.34)	$35.46	43.82%		4.02%	1.54	%(i)	1.89%	$3,287	—
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
The expense ratios reflect all interest expense and other costs related to reverse repurchase agreements and trading of Bitcoin and Ether futures contracts.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(f)
Excluding interest expense and other costs related to reverse repurchase agreements and trading of Bitcoin futures contracts, the net expense ratio would have been 1.03%, 1.10%, 1.10%, 1.04%, 0.84% and 0.84% for the period ended January 31, 2026, and the years ended July 31, 2025, July 31, 2024, July 31, 2023, and July 31, 2022, and the period ended July 31, 2021, respectively.
(g)
Period from commencement of operations.
(h)
Amount is less than $0.005.
(i)
Excluding interest expense and other costs related to reverse repurchase agreements and trading of Ether futures contracts, the net expense ratio would have been 1.52% and 1.40% for the periods ended January 31, 2026 and July 31, 2025, respectively.
(j)
The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end.

16 :: Consolidated Financial Highlights

See accompanying notes to the consolidated financial statements.

ProFunds Consolidated Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)(d)	Net Expenses(c)(d)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(e)
Short Bitcoin ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$20.99	0.24	6.55	6.79	(0.04)	(0.04)	$27.74	32.35%	3.40%	1.18	%(f)	1.96%	$2,618	—
Year Ended July 31, 2025(g)	$46.03	0.74	(25.02)	(24.28)	(0.76)	(0.76)	$20.99	(53.14)%	5.92%	1.16	%(f)	2.62%	$1,177	—
Year Ended July 31, 2024(g)	$120.40	1.50	(75.37)	(73.87)	(0.50)	(0.50)	$46.03	(61.53)%	7.01%	1.17	%(f)(h)	2.53%	$301	—
Year Ended July 31, 2023(g)	$206.53	(0.20)	(85.93)	(86.13)	—	—	$120.40	(41.69)%	13.36%	1.35	%(f)(h)	(0.10)%	$862	—
June 21, 2022 through July 31, 2022(g)(i)	$250.00	(0.40)	(43.07)	(43.47)	—	—	$206.53	(17.40)%	17.68%	1.88	%(f)(j)	(1.39)%	$405	—
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
The expense ratios reflect all interest expense and other costs related to reverse repurchase agreements and trading of Bitcoin futures contracts.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(f)
Excluding interest expense and other costs related to reverse repurchase agreements and trading of Bitcoin futures contracts, the net expense ratio would have been 1.10%, 1.10%, 1.09%, 1.06%, and 1.26% for the period ended January 31, 2026, the years ended July 31, 2025, July 31, 2024, and July 31, 2023, and the period ended July 31, 2022, respectively.
(g)
As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:10 reverse share split that occurred on October 14, 2024.
(h)
For the period August 1, 2023 through November 30, 2023, and for the year ended July 31, 2023, the Advisor voluntarily waived fees and expenses to limit the expense ratio, including interest expense and other costs related to reverse repurchase agreements and trading of Bitcoin futures contracts, to 1.35%.
(i)
Period from commencement of operations.
(j)
For the period June 21, 2022 through July 31, 2022, the Advisor voluntarily waived fees and expenses to limit the expense ratio (excluding interest expense and certain other costs) to 1.26%.

Consolidated Financial Highlights :: 17

See accompanying notes to the consolidated financial statements.

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Notes to Consolidated Financial
Statements

20 :: Notes to Consolidated Financial Statements :: January 31, 2026 (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 117 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series.

These accompanying consolidated financial statements (“financial statements”) relate to the following portfolios of the Trust included in this report (collectively, the “ProFunds” and individually, a “ProFund”):

Digital Assets ProFunds:

Bitcoin ProFund
Ether ProFund
Short Bitcoin ProFund

Each ProFund’s investment objective is disclosed in its prospectus. Each ProFund is classified as non-diversified under the 1940 Act and has one class of shares: an Investor Class.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds.

Each ProFund included herein is deemed to be an individual reporting segment and Officers of the Trust collectively act as the ProFund’s chief operating decision maker (“CODM”). The CODM monitors the operating results of each ProFund as a whole and each ProFund’s long-term strategic asset allocation is guided by the ProFund’s investment objective and principal investment strategies as described in its prospectus and executed by ProFund Advisors LLC (the “Advisor”). The financial information provided to and reviewed by the CODM is consistent with that presented in the ProFund’s consolidated financial statements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Basis of Consolidation

The accompanying Consolidated Schedules of Portfolio Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements

of Changes in Net Assets, Consolidated Statements of Cash Flows, and Consolidated Financial Highlights of Bitcoin ProFund, Ether ProFund, and Short Bitcoin ProFund include the accounts of the ProFunds Bitcoin Strategy Portfolio, ProFunds Cayman Ether Strategy Portfolio, and ProFunds Cayman Short Bitcoin Strategy Portfolio, respectively (each a “Subsidiary”) Each Subsidiary is a wholly-owned subsidiary of the Bitcoin ProFund, Ether ProFund and Short Bitcoin ProFund, respectively, organized under the laws of the Cayman Islands, and primarily invests in Bitcoin and Ether related instruments. Each Subsidiary enables the respective ProFund to hold these Bitcoin-related and Ether-related instruments and satisfy regulated investment company (“RIC”) tax requirements. Each of the Digital Assets ProFunds will invest a significant portion of its total assets in its respective Subsidiary. As of January 31, 2026, the net assets of ProFund Bitcoin Strategy Portfolio were 18.7% of the adjusted net assets of Bitcoin ProFund, the net assets of ProFund Ether Strategy Portfolio were 17.7% of the adjusted net assets of Ether ProFund, and the net assets of ProFunds Cayman Short Bitcoin Strategy Portfolio were 17.1% of the adjusted net assets of Short Bitcoin ProFund (as adjusted for reverse repurchase agreements). Intercompany accounts and transactions, if any, have been eliminated. Each Subsidiary is subject to the same investment policies and restrictions that apply to Bitcoin ProFund, Ether ProFund, and Short Bitcoin ProFund, respectively, except that each Subsidiary may invest without limitation in Bitcoin-related and Ether-related instruments.

Investment in a Subsidiary

Each ProFund intends to achieve commodity exposure through investment in its respective Subsidiary. The ProFund’s investment in its Subsidiary is intended to provide each ProFund with exposure to commodity and financial markets in accordance with applicable rules and regulations. The Subsidiaries may invest in derivatives, including futures, forwards, options and other investments intended to serve as margin or collateral or otherwise support the Subsidiary’s derivatives positions. The Subsidiaries are not registered under the 1940 Act, and will not have all the protections offered to investors in RICs. The Board, however, has oversight responsibility for the investment activities of the ProFunds, including its investment in its respective Subsidiary, and each ProFund’s role as the sole shareholder of its respective Subsidiary. Changes in the laws of the United States and/or the Cayman Islands, under which the ProFunds and the Subsidiaries are organized, respectively, could result in the inability of the ProFunds and/or its Subsidiary to operate as described in the ProFunds Statement of Additional Information and could negatively affect the ProFunds and its’ shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on a Subsidiary. If Cayman Islands law changes such that a Subsidiary must pay Cayman Islands taxes, ProFunds shareholders would likely suffer decreased investment returns. In this report, the financial statements of each Subsidiary have been consolidated with the financial statements of the respective ProFund by which it is wholly-owned.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid

January 31, 2026 (unaudited) :: Notes to Consolidated Financial Statementsts :: 21

to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Cash

Cash is held at major financial institutions and is subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC) limitations.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one business day. The resale price is typically greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund, amounts to more than 15% of the ProFund’s total net assets. The investments of each of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found on a ProFund’s Consolidated Schedule of Portfolio Investments.

Reverse Repurchase Agreements

Each ProFund may enter into reverse repurchase agreements as part of its investment strategy, which may be viewed as a form of borrowing. Reverse repurchase agreements involve sales by the ProFunds of portfolio assets for cash concurrently with an agreement by the ProFunds to repurchase those same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the ProFunds can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the ProFunds will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the ProFunds of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the ProFunds intend to use the reverse repurchase technique only when it will be to the ProFunds’ advantage to do so. The ProFunds will each segregate with its custodian bank cash or liquid instruments equal in value to each ProFund’s obligations with respect to reverse repurchase agreements.

As of January 31, 2026, the ProFunds’ outstanding balances on reverse repurchase agreements were as follows:

	Counterparty	Interest Rate		Principal Amount	Maturity	Value	Interest
Bitcoin ProFund	UMB Bank N.A.		3.85%	$(249,622,500)		2/2/2026	$(249,622,500)	$(249,675,891)
Ether ProFund	UMB Bank N.A.		3.85%		(5,491,695)	2/2/2026	(5,491,695)	(5,492,870)
Short Bitcoin ProFund	UMB Bank N.A.		3.85%		(1,497,735)	2/2/2026	(1,497,735)	(1,498,055)

For the period ended January 31, 2026, the average daily balance outstanding and average interest rate on the ProFunds’ reverse repurchase agreements were as follows:

Bitcoin ProFund
Average daily balance outstanding	$(278,219,000)
Average interest rate	3.99%
Ether ProFund
Average daily balance outstanding	$(5,207,490)
Average interest rate	3.99%
Short Bitcoin ProFund
Average daily balance outstanding	$(761,755)
Average interest rate	3.99%

22 :: Notes to Consolidated Financial Statements :: January 31, 2026 (unaudited)

The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements:

	Counterparty	Reverse Repurchase Agreements(1)	Collateral Pledged to Counterparty
Bitcoin ProFund	UMB Bank N.A.		$(249,675,891)	$249,622,500
Ether ProFund	UMB Bank N.A.		(5,492,870)	5,491,695
Short Bitcoin ProFund	UMB Bank N.A.		(1,498,055)	1,497,735
(1)
Represents gross value and accrued interest for the counterparty as reported in the preceding table.

Derivative Instruments

In seeking to achieve Short Bitcoin ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions. The Short Bitcoin ProFund may obtain investment exposure through derivative instruments such as futures contracts, that the ProFund should hold to approximate the inverse (‑1x) of the daily performance of its benchmark. All derivative instruments held during the period ended January 31, 2026, were utilized to gain inverse exposure to the ProFund’s benchmark (e.g., index, etc.) to meet its investment objective. The Short Bitcoin ProFund does not seek to achieve its investment objective over a period of time greater than a single day.

Bitcoin ProFund and Ether ProFund are actively managed, in that the Advisor selects investments and makes investment decisions that it believes are suited to achieving the Bitcoin ProFund’s and Ether ProFund’s investment objective. Accordingly, the Bitcoin ProFund and Ether ProFund may also obtain investment exposure through derivative instruments, such as futures contracts.

All open derivative positions at period end are reflected on each respective ProFund’s Consolidated Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount, in comparison to net assets consistent with each ProFund’s investment objective.

The ProFunds utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the period ended January 31, 2026. The notional amount of open derivative positions relative to each ProFund’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.

In connection with its management of the three series of the Trust included in this report (Bitcoin ProFund, Ether ProFund, and Short Bitcoin ProFund (the “Commodity Pools”)), the Advisor is registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). The Advisor is also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security, or index. The extent of a ProFund’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

January 31, 2026 (unaudited) :: Notes to Consolidated Financial Statementsts :: 23

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund’s Consolidated Statement of Assets and Liabilities, categorized by risk exposure, as of January 31, 2026.

	Assets		Liabilities
Fund Name	Variation Margin on Futures Contracts*		Variation Margin on Futures Contracts*
Commodity Risk Exposure:
Bitcoin ProFund		$—	$21,581,925
Ether ProFund		—	400,188
Short Bitcoin ProFund		8,587	—
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedules of Portfolio Investments. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund’s Consolidated Statement of Operations, categorized by risk exposure, for the period ended January 31, 2026.

Fund Name	Realized Gain (Loss) on Futures Contracts as a Result from Operations	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts Recognized as a Result from Operations
Commodity Risk Exposure:
Bitcoin ProFund	$(188,070,381)	$(11,904,525)
Ether ProFund	(3,263,377)	(379,735)
Short Bitcoin ProFund	369,101	(18,009)

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations as Foreign tax withholding. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims, as well as payment history and market convention. Any receivables at period end are disclosed in the Statements of Assets and Liabilities as Receivable for Tax Reclaims. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method

24 :: Notes to Consolidated Financial Statements :: January 31, 2026 (unaudited)

by comparing the identified cost of the security lot sold with the net sales proceeds. Gains or losses from class action settlements are recorded when such information becomes known or can be reasonably estimated; for non-recurring class action settlements, this generally occurs with the receipt or payment of cash consistent with the terms of such settlement.

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each ProFund intends to declare and distribute net investment income at least monthly, if any. Net realized capital gains, if any, will be distributed at least annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., investment in commodity subsidiaries), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFunds have an October 31st tax year end.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Consolidated Statement of Operations, as applicable, as “Fees paid indirectly.”

3. Investment Valuation Summary

Pursuant to Rule 2a‑5 (the “Rule”), the Trust’s Board of Trustees designated the Advisor the “Valuation Designee” as contemplated by the Rule. The Valuation Designee is responsible for assessing and managing valuation risks, administering the pricing and valuation guidelines approved by the Board of Trustees, and overseeing pricing services utilized in valuing the Trust’s security holdings, among other responsibilities outlined in the Rule. When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with the pricing and valuation guidelines. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy, as described below. The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds (observable inputs) and the ProFunds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

•
Level 1–quoted prices in active markets for identical assets
•
Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•
Level 3–significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

January 31, 2026 (unaudited) :: Notes to Consolidated Financial Statementsts :: 25

Security prices are generally valued at their market value using information provided by a third-party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the Nasdaq National Market System (“Nasdaq/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described above.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the Nasdaq/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates market value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described above may be applied.

For the period ended January 31, 2026, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value, nor were there any transfers in or out of Level 3 investments for the year.

A summary of the valuations as of January 31, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Consolidated Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Bitcoin ProFund
U.S. Treasury Obligations	$—		$—	$299,548,749	$—	$299,548,749	$—
Repurchase Agreements	—		—	11,670,830	—	11,670,830	—
Futures Contracts	—		(21,581,925)	—	—	—	(21,581,925)
Total	$—		$(21,581,925)	$311,219,579	$—	$311,219,579	$(21,581,925)
Ether ProFund
U.S. Treasury Obligations	$—		$—	$5,491,728	$—	$5,491,728	$—
Repurchase Agreements	—		—	635,072	—	635,072	—
Futures Contracts	—		(400,188)	—	—	—	(400,188)
Total	$—		$(400,188)	$6,126,800	$—	$6,126,800	$(400,188)
Short Bitcoin ProFund
U.S. Treasury Obligations	$—		$—	$1,497,744	$—	$1,497,744	$—
Repurchase Agreements	—		—	368,752	—	368,752	—
Futures Contracts	—	8,587		—	—	—	8,587
Total	$—		$8,587	$1,866,496	$—	$1,866,496	$8,587
^
Other financial instruments include any derivative instruments not reflected in the Consolidated Schedule of Portfolio Investments as Investment Securities, such as futures contracts. These instruments are generally recorded in the financial statements at the unrealized appreciation/(depreciation) on the investment.

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the Bitcoin ProFund and Short Bitcoin ProFund each pay the advisor a fee at an annualized rate of 0.45% of their average daily net assets, and the Ether ProFund pays the advisor a fee at an annualized rate of 0.75% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund: 0.025% of the ProFund’s daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund’s daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFund’s net assets in excess of $2 billion. During the period ended January 31, 2026, no ProFund’s annual investment advisory fee was subject to such reductions.

26 :: Notes to Consolidated Financial Statements :: January 31, 2026 (unaudited)

Ultimus Fund Solutions, LLC (“Ultimus”) acts as the Trust’s administrator (the “Administrator”) and fund accounting agent. The Trust pays Ultimus for its services as Administrator and fund accounting agent, an annual fee based on the Trust’s aggregate average net assets at a tier rate ranging from 0.0075% to 0.08%, and an annual base fee. Administration and fund accounting fees also include additional fees paid to Ultimus by the Trust for additional services provided, including support of the Trust’s compliance program. Additionally, Ultimus provides legal administration services to the Trust pursuant to a separate agreement. The Trust pays Ultimus a monthly fee for its services as Legal Administrator. Fees paid for the period ended January 31, 2026, to Ultimus by the ProFund for administrator and fund accounting services, are reflected on the Statements of Operations as “Administration and fund accounting fees”.

FIS Investor Services LLC (“FIS”) acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor. Under a Distribution Plan, adopted by the Trust’s Board of Trustees pursuant to Rule 12b‑1 under the 1940 Act, the ProFunds may pay financial intermediaries such as broker-dealers, investment advisors, and the Distributor up to 0.25%, on an annualized basis, of the average daily net assets attributable to Investor Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Investor Class shares. For the period ended January 31, 2026, no payments were made under this plan by the ProFunds.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Consolidated Statements of Operations as “Service fees.”

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Consolidated Statements of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. Effective September 1, 2025, the Trust, together with affiliated Trusts, pays each Independent Trustee compensation for their services at an annual rate of $375,000, inclusive of all meetings. During the period ended January 31, 2026, actual Trustee compensation was $537,501 in aggregate from the Trust and affiliated trusts. Prior to September 1, 2025, the Trust, together with affiliated Trusts, paid each Independent Trustee compensation for their services at an annual rate of $325,000, inclusive of all meetings. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Consolidated Statements of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, Futures Commission Merchant fees, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) as shown in the table below. Amounts due from the Advisor under an expense limitation agreement are settled following each month end.

	For the Period December 1, 2025 through November 30, 2026	For the Period December 1, 2024 through November 30, 2025
Bitcoin ProFund	1.10%		1.10%
Ether ProFund	1.40%		1.40%*
Short Bitcoin ProFund	1.10%		1.10%
*
Period from commencement of operations.

Amounts waived under the contractual expense limitation agreement are allocated proportionally as waivers of advisory and management services fees, to the extent of these fees as reflected on the Consolidated Statements of Operations. During the year, the allocation of expenses reduced and reimbursed by the Advisor between advisory and management services fees, and if necessary, reimbursement of other expenses was as follows:

Fund Name	Expenses reduced and reimbursed by the Advisor	Waivers of advisory fees	Waivers of management services fees	Reimbursements of other expenses
Bitcoin ProFund		$(9,878)	$(9,878)	$—	$—
Ether ProFund		(15,110)	(13,366)	(1,744)	—
Short Bitcoin ProFund		(16,002)	(7,214)	(1,080)	(7,708)

January 31, 2026 (unaudited) :: Notes to Consolidated Financial Statementsts :: 27

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years of the end of the contractual period; however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Consolidated Statements of Operations as “Recoupment of prior expenses reduced by the Advisor.” These amounts are allocated proportionally as recoupments of advisory and management services fees, respectively, as shown in the table below.

Fund Name	Recoupment of prior expenses reduced by the Advisor		Recoupment allocated to advisory fees		Recoupment allocated to management services fees
Bitcoin ProFund		$99,000		$74,250		$24,750
Ether ProFund		3,645		3,038		607

As of January 31, 2026, the recoupments that may potentially be made by the ProFunds are as shown in the table below. As of January 31, 2026, no commitment or contingent liability is expected.

Fund Name	Expires 11/30/27	Expires 11/30/28	Expires 11/30/29	Total
Bitcoin ProFund	$6,523		$14,003		$3,639	$24,165
Short Bitcoin ProFund	48,233		29,253		7,180	84,666
Ether ProFund	—		10,776		9,508	20,284

5. Securities Transactions

Each ProFund generally invests in U.S. Government securities maturing less than one year from acquisition.

6. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Risks Associated with the Use of Derivatives

The ProFunds will obtain exposure to Bitcoin and Ether through derivatives (i.e., Bitcoin futures contracts and Ether futures contracts). Investing in derivatives may be considered aggressive and may expose the ProFunds to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. The risks of using derivatives include: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount a ProFund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and the ProFund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust each ProFund’s position in a particular instrument when desired. Each of these factors may prevent the ProFunds from achieving their respective investment objectives and may increase the volatility (i.e., fluctuations) of each ProFund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose the ProFunds to losses in excess of those amounts initially invested.

Bitcoin Risk

The Bitcoin ProFund and Short Bitcoin ProFund do not invest directly in Bitcoin. The ProFunds invest primarily in Bitcoin futures contracts.

Bitcoin is a relatively new innovation and the market for Bitcoin is subject to rapid price swings, changes and uncertainty. The further development of the Bitcoin Network and the acceptance and use of Bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of Bitcoin may adversely affect the price of Bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact Bitcoin trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain Bitcoin. A significant portion of Bitcoin is held by a small number of holders sometimes referred to as “whales”. These holders have the ability to manipulate the price of Bitcoin. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, Bitcoin and Bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of Bitcoin trading venues have been closed due to fraud, failure or security breaches. Investors in Bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of Bitcoin. In addition, digital asset trading venues, bitcoin miners, and other

28 :: Notes to Consolidated Financial Statements :: January 31, 2026 (unaudited)

participants may have significant exposure to other digital assets. Instability in the price, availability or legal or regulatory status of those instruments may adversely impact the operation of the digital asset trading venues and the Bitcoin Network. As a result, events that are not necessarily related to the security or utility of bitcoin can nonetheless cause a significant decline in the price of bitcoin (e.g., the collapse of TerraUSD in May 2022 and FTX Trading Ltd. in November 2022). The realization of any of these risks could result in a decline in the acceptance of Bitcoin and consequently a reduction in the value of Bitcoin, Bitcoin futures, and the ProFund. The Bitcoin Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the protocol and (3) users who choose which version of the bitcoin software to run. From time to time, the developers suggest changes to the bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created. This is often referred to as a “fork.” The creation of a “fork” or a substantial giveaway of Bitcoin (sometimes referred to as an “air drop”) may result in a significant and unexpected declines in the value of Bitcoin, Bitcoin futures, and the ProFunds.

Ether Risk

The Ether ProFund does not invest directly in ether. The Fund invests primarily in ether futures contracts.

Ether is a relatively new innovation and is subject to unique and substantial risks. The market for ether is subject to rapid price swings, changes and uncertainty. A significant portion of the demand for ether may be the result of speculation. Consequently, the value of ether has been, and may continue to be, substantially dependent on speculation. Such speculation regarding the potential future appreciation of the price of ether may artificially inflate or deflate the price of ether and increase volatility. The further development of the Ethereum Network and the acceptance and use of ether are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Ethereum Network or the acceptance of ether may adversely affect the price and liquidity of ether. Ether is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact ether trading venues. Additionally, if one or a coordinated group of validators were to gain control of 33% or more of staked ether, they would have the ability to execute extensive attacks, manipulate transactions and fraudulently obtain ether. If such a validator or group of validators were to gain control of one-third of staked ether, they could halt payments. A significant portion of ether is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of ether and these holders may have the ability to manipulate the price of ether. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, ether and ether trading venues are largely unregulated and may be operating out of compliance with applicable regulation. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote ether in a way that artificially increases the price of ether). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of ether trading venues have been closed due to fraud, failure or security breaches. Investors in ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Ethereum Network or restrict the use of ether. For example, if ether were determined to be or were expected to be determined to be a security under the federal securities laws, it is possible certain trading venues would no longer facilitate trading in ether, trading in ether futures may become significantly more volatile and/or completely halted, and the value of an investment in the Fund could decline significantly and without warning, including to zero. In addition, digital asset trading venues and other participants may have significant exposure to other digital assets. Instability in the price, availability, or legal or regulatory status of those instruments may adversely impact the operation of the digital asset trading venues and the Ethereum Network. As a result, events that are not necessarily related to the security or utility of ether can nonetheless cause a significant decline in the price of ether (e.g., the collapse of TerraUSD in May 2022 and FTX Trading Ltd. in November 2022). Additionally, the Ethereum blockchain’s protocol, including the code of smart contracts running on the Ethereum blockchain, may contain flaws that can be, and have been, exploited by attackers (e.g., the exploit of The DAO’s smart contract in June 2016 that result in a permanent hard fork). The realization of any of these risks could result in a decline in the acceptance of ether and consequently a reduction in the value of ether, ether futures, and the Fund. Finally, the creation of a “fork” (as described above) or a substantial giveaway of ether (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of ether, ether futures, and the Fund. A fork may be intentional, such as the ‘Merge.’ The ‘Merge’ refers to protocol changes altering the method by which transactions are validated.

Holding Period Risk

The Short Bitcoin ProFund is a “geared” fund (“Geared Fund”) in the sense that the ProFund has an investment objective to match the inverse of the daily performance of a benchmark. A Geared Fund does not seek to achieve the stated inverse of the daily performance of its underlying benchmark (the “Daily Target”) for any period other than a day. The performance of a Geared Fund over periods other than a day may be higher or lower than the Daily Target, and this difference may be significant. Factors that contribute to returns that are worse than the Daily Target include smaller index gains or losses and higher index volatility, as well as longer holding periods when these factors apply. Factors that contribute to returns that are better than the Daily Target include larger index gains or losses and lower index volatility, as well as longer holding periods when these factors apply. The more extreme these factors are, and the more they occur together, the more returns will tend to deviate from the Daily Target.

Bitcoin Futures Risk

The market for Bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the Bitcoin futures market has grown substantially since Bitcoin futures commenced trading, there can be no assurance that this growth will continue. Bitcoin futures are

January 31, 2026 (unaudited) :: Notes to Consolidated Financial Statementsts :: 29

subject to collateral requirements and daily limits that may limit a ProFund’s ability to achieve the desired exposure. If a ProFund is unable to meet its investment objective, a ProFund’s returns may be lower than expected. Additionally, these collateral requirements may require a ProFund to liquidate its position when it otherwise would not do so.

When a Bitcoin futures contract is nearing expiration, a ProFund will generally sell it and use the proceeds to buy a Bitcoin futures contract with a later expiration date. This is commonly referred to as “rolling”. The costs associated with rolling Bitcoin futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of a ProFund.

Ether Futures Risk

The market for ether futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the ether futures market has grown substantially since ether futures commenced trading, there can be no assurance that this growth will continue. The price for ether futures contracts is based on a number of factors, including the supply of and the demand for ether futures contracts. Market conditions and expectations, regulatory limitations or limitations imposed by the listing exchanges or futures commission merchants (“FCMs”) (e.g., margin requirements, position limits, and accountability levels), collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for ether futures contracts. When a ether futures contract is nearing expiration, the ProFund will “roll” the futures contract. The price difference between the expiring contract and longer-dated contract associated with rolling ether futures is typically substantially higher than the price difference associated with rolling other futures contracts.

Borrowing Risk

The ProFunds may borrow for investment purposes using reverse repurchase agreements. Borrowing may cause the ProFunds to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the ProFunds.

Correlation Risk

The Short Bitcoin ProFund is subject to correlation risk. A number of factors may affect the ProFund’s ability to achieve a high degree of inverse correlation with the Index, and there is no guarantee that the ProFund will achieve a high degree of inverse correlation. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective, and the percentage change of the ProFund’s NAV each day may differ, perhaps significantly, from the inverse (‑1x) of the percentage change of the Index on such day. In order to achieve a high degree of correlation with the Index, the ProFund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the Index may prevent the ProFund from achieving a high degree of inverse correlation with the Index. Market disruptions or closures, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the ProFund invests, and other factors will adversely affect the ProFund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the ProFund will have perfect inverse (‑1x) exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the Index level is volatile, particularly when the Index is volatile at or near the close of the trading day.

A number of other factors may adversely affect a ProFund’s correlation with its benchmark, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. The ProFund may not have investment exposure to all of the financial instruments in the Index, or its weighting of investment exposure to financial instruments may be different from that of the Index.

In addition, the ProFund may invest in financial instruments not included in the Index. The ProFund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the ProFund’s correlation with the Index. The ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being under- or overexposed to the Index and may be impacted by Index reconstitutions and Index rebalancing events. Additionally, Bitcoin and Bitcoin futures contracts may trade on markets that may not be open at the same time or on the same day as the ProFund. In particular, Bitcoin trades 24 hours per day, seven days per week. These differences in trading hours may cause differences between the performance of the ProFund and the performance of the Index. Any of these factors could decrease correlation between the performance of the ProFund and the Index and may hinder the ProFund’s ability to meet its daily investment objective.

Counterparty Risk

The ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount a ProFund expects to receive from counterparties to financial instruments (including derivatives) entered into by the ProFund. The ProFunds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. If a counterparty terminates a contract, a ProFund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true fair value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation

30 :: Notes to Consolidated Financial Statements :: January 31, 2026 (unaudited)

limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

The market for the Bitcoin and Ether futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the ProFund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Inflation Risk

Inflation risk is the risk that the value of assets or income from a ProFund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a ProFund’s portfolio could decline. Inflation rates may change frequently and drastically as a result of various factors and the ProFund’s investments may not keep pace with inflation, which may result in losses to ProFund investors or adversely affect the real value of shareholders’ investments in a ProFund. Inflation has recently increased and it cannot be predicted whether it may decline.

Subsidiary Investment Risk

Changes in the laws of the United States and/or the Cayman Islands, under which each ProFund and each Subsidiary are organized, respectively, could result in the inability of the ProFunds to operate as intended and could negatively affect the ProFunds and their shareholders. Each ProFund complies with the provisions of the 1940 Act governing investment policies, capital structure, and leverage on an aggregate basis with its respective Subsidiary.

Active Management Risk

Bitcoin ProFund and Ether ProFund are actively managed. The performance of an actively managed fund reflects, in part, the ability of the Advisor to select investments and make investment decisions that are suited to achieving each ProFund’s investment objective. The Advisor’s judgements about each ProFund’s investments may prove to be incorrect. If the investments selected and strategies employed by the ProFunds fail to produce the intended results, the ProFunds could underperform or have negative returns as compared to other funds with similar investment objectives and/or strategies.

Short Sale Exposure Risk

The Short Bitcoin ProFund seeks to obtain inverse or “short” exposure to Bitcoin futures contracts. The risks of short exposure include, under certain market conditions, an increase in the volatility and decrease in the liquidity of Bitcoin futures contracts. To the extent that, at any particular point in time, Bitcoin futures contracts may be thinly traded or have a limited market, the ProFund may be unable to meet its investment objective due to a lack of available financial instruments or counterparties. During such periods, the Short Bitcoin ProFund’s ability to achieve its investment objective may be adversely affected. Obtaining inverse exposure through Bitcoin futures contracts may be considered an aggressive investment technique.

Bitcoin Futures Capacity Risk

If the Bitcoin ProFund or Short Bitcoin ProFunds’ ability to obtain exposure to Bitcoin futures contracts consistent with its investment objective is disrupted for any reason including, limited liquidity in the Bitcoin futures market, a disruption to the Bitcoin futures market, or as a result of margin requirements or position limits imposed by the ProFunds’ futures commission merchants (“FCMs”), the listing exchanges, or the CFTC, the ProFunds would not be able to achieve their investment objective and may experience significant losses. In such circumstances, the Adviser intends to take such action as it believes appropriate and in the best interest of each ProFund.

Any disruption in a ProFund’s ability to obtain exposure to Bitcoin futures contracts will cause the ProFund’s performance to deviate from the performance of Bitcoin and Bitcoin futures. Additionally, the ability of the ProFund to obtain exposure to Bitcoin futures contracts is limited by certain tax rules that limit the amount the ProFund can invest in its wholly-owned subsidiary as of the end of each tax quarter.

Ether Futures Capacity Risk

If the Fund’s ability to obtain exposure to ether futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the ether futures market, or a disruption to the ether futures market, as a result of margin requirements, position limit, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Advisor intends to take such actions as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain exposure to ether futures contracts will cause the Fund’s performance to deviate from the performance of ether and ether futures. Additionally, the ability of the Fund to obtain exposure to ether futures contracts is limited by certain tax rules that limit the amount the Fund can invest in its wholly-owned subsidiary as of the end of each tax quarter.

Market and Volatility Risk

The prices of Bitcoin and Bitcoin futures have historically been highly volatile. The value of the Short Bitcoin ProFund’s inverse exposure to bitcoin futures – and therefore the value of an investment in the ProFund – could decline significantly and without warning, including to zero.

Rolling Futures Contract Risk

Each ProFund (through their investments in their respective Subsidiaries) has exposure to futures contracts and are subject to risks related to “rolling” of such contracts. Each ProFund does not intend to hold futures contracts through their expiration date, but instead intends to “roll” its futures positions. Rolling occurs when

January 31, 2026 (unaudited) :: Notes to Consolidated Financial Statementsts :: 31

a ProFund closes out of futures contracts as they near their expiration date and is replaced with contracts that have a later expiration date. When the market for these futures contracts is such that the prices are higher in the more distant delivery months than in the nearer delivery months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is lower than the price of the more distant contract. This pattern of higher futures contract prices for longer expiration contracts is often referred to as “contango.” Alternatively, when the market for futures contracts is such that the prices are higher in the nearer months than in the more distant months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is higher than the price of the more distant contract. This pattern of higher futures prices for shorter expiration futures contracts is referred to as “backwardation.” Extended periods of contango or backwardation have occurred in the past and can in the future cause significant losses for a ProFund. The Advisor will utilize active management techniques to seek to mitigate the negative impact or, in certain cases, benefit from the contango or backwardation present in the various futures contract markets, but there can be no guarantee that it will be successful in doing so.

Cybersecurity Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each ProFund, financial intermediaries, service providers and the relevant listing exchange are susceptible to operational, information security and related “cyber” risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing among other behaviors, stealing or corrupting data maintained online or digitally, and denial of service attacks on websites. Cybersecurity failures or breaches of a ProFund’s third party service provider (including, but not limited to, index providers, the administrator and transfer agent) or the issuers of securities and/or financial instruments in which the ProFund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ProFund shareholders to transact business, violations of applicable privacy and other laws. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the ProFund’s ability to calculate its NAV, cause the release of private shareholder information or confidential ProFund information, impede trading, cause reputational damage, and subject the ProFund to regulatory fines, reputational damage, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. A ProFund and its shareholders could be negatively impacted as a result. While a ProFund or its service providers may have established business continuity plans and systems designed to guard against such cyber attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cybersecurity risks also are present for issuers of securities in which a ProFund invests, which could result in material adverse consequences for such issuers, and may cause the ProFund’s investments in such securities to lose value. In addition, cyber attacks involving a counterparty to a ProFund could affect such a counterparty’s ability to meet its obligations to the ProFund, which may result in losses to the ProFund and its shareholders. The Advisor and the Trust do not control the cybersecurity plans and systems put in place by third party service providers, and such third party service providers may have no or limited indemnification obligations to the Advisor or to a ProFund.

Portfolio Turnover Risk

Each ProFund may incur high portfolio turnover in connection with managing the ProFund’s investment exposure. Additionally, active trading of a ProFund’s shares is expected to cause more frequent purchase and sale activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase transaction costs and may result in increased taxable gains. Each of these factors could have a negative impact on the performance of a ProFund.

Valuation Risk

In certain circumstances (e.g., if ProFund Advisors believes market quotations are not reliable, or a trading halt closes an exchange or market early), ProFund Advisors may, pursuant to procedures approved by the Board of Trustees of a ProFund, choose to determine a fair value price as the basis for determining the value of such investment for such day. The fair value of an investment determined by ProFund Advisors may be different from other value determinations of the same investment. Portfolio investments that are valued using techniques other than market quotations, including “fair valued” investments, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a ProFund could sell a portfolio investment for the value established for it at any time, and it is possible that a ProFund would incur a loss because a portfolio investment is sold at a discount to its established value. The fair value of a ProFund’s Bitcoin futures may be determined by reference, in whole or in part, to the cash market in Bitcoin. These circumstances may be more likely to occur with respect to Bitcoin futures than with respect to futures on more traditional assets. In addition, the Bitcoin futures held by a ProFund and Bitcoin may be traded in markets on days and at times when a Fund is not open for business. As a result, the value of a ProFund’s holdings may vary, perhaps significantly, on days and at times when investors are unable to purchase or sell a ProFund’s shares.

Tax Risk

In order to qualify for the special tax treatment accorded a RIC and its shareholders, a ProFund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. A ProFund’s pursuit of its investment strategies will potentially be limited by the ProFund’s intention to qualify for such treatment and could

32 :: Notes to Consolidated Financial Statements :: January 31, 2026 (unaudited)

adversely affect its ability to so qualify. A ProFund may make certain investments, the treatment of which for these purposes is unclear. In particular, direct investments by a ProFund in futures are not expected to produce qualifying income for purposes of the ProFund’s qualification as a RIC. A ProFund, however, expects to gain exposure to futures and generate qualifying income by investing a portion of its assets in a wholly-owned subsidiary of the ProFund organized under the laws of the Cayman Islands. To comply with the asset diversification test applicable to a RIC, a ProFund will limit its investments in such subsidiary to 25% of the ProFund’s total assets at the end of each tax quarter. A ProFund may, however, exceed this amount from time to time if the Advisor believes doing so is in the best interests of the ProFund, provided, however, that the ProFund intends to continue to comply with the asset diversification test applicable to RICs. If a ProFund’s investments in the subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the ProFund may no longer be eligible to be treated as a RIC. The Advisor will carefully monitor a ProFund’s investments in the subsidiary to ensure that no more than 25% of the ProFund’s assets are invested in the subsidiary at the end of each tax quarter. A ProFund intends to invest in complex derivatives for which there is not clear guidance from the Internal Revenue Service (“IRS”) as to the calculation of such investments under the asset diversification test applicable to RICs. There are no assurances that the IRS will agree with a ProFund’s calculation under the asset diversification test which could cause the ProFund to fail to qualify as a RIC. If, in any year, a ProFund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the ProFund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce a ProFund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, a ProFund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Risk of Investing in Other U.S. Investment Companies

If a ProFund is unable to obtain its desired exposure to Bitcoin and Ether futures contracts because it is approaching or has exceeded position limits or because of liquidity or other constraints, the ProFund may obtain exposure by investing in other U.S. investment companies, such as ETFs, that provide investment exposure to Bitcoin and Ether futures contracts or Bitcoin-related and Ether-related companies. Such investments subject a ProFund to those risks affecting the underlying ETFs, such as risks that the investment management strategy of the underlying fund may not produce its intended results (management risk) and the risk that the underlying fund could lose money over short periods due to short-term market movements and over longer periods during market downturns (market risk). In addition, ETFs may trade at a price below their net asset value. Moreover, the ProFund will incur its pro rata share of the expenses of the underlying fund’s expenses.

Early Close/Late Close/Trading Halt Risk

An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt a ProFund’s purchase and redemption process and/or result in a ProFund being unable to trade certain securities or financial instruments at all. In these circumstances, the ProFund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID‑19)), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such as natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the ProFund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the ProFund may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the ProFund’s investment advisor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the ProFund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the ProFund to complete redemptions and otherwise affect ProFund performance and ProFund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have a significant impact on the ProFund’s performance, resulting in losses to your investment.

Risk of Global Economic Shock

Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID‑19 including its variants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unemployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disruptions to important global, local and regional supply chains, with potential corresponding results on the performance of a ProFund and its investments.

Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial

January 31, 2026 (unaudited) :: Notes to Consolidated Financial Statementsts :: 33

markets and economies. Russia’s military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union, and other countries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of the ProFund’s investments, even beyond any direct exposure a ProFund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in the conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have a significant impact on the ProFund performance and the value of an investment in the ProFund.

Risks of Government Regulation

The Financial Industry Regulatory Authority (“FINRA”) issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as “complex products” – which could include the cryptocurrency (such as Bitcoin and Ether) funds offered by ProFund Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors’ ability to buy the ProFunds.

7. Federal Income Tax Information

In this reporting period, the ProFunds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting period. Adoption of the new standard impacted financial statement disclosures only and did not impact the ProFunds’ financial positions or results of operations. For the period ended January 31, 2026, there were no federal, state or local income taxes or any material income taxes in foreign jurisdictions paid by the ProFunds.

The tax character of distributions paid to shareholders during the applicable tax years ended as noted below, were as follows:

	Year Ended 2025								Year Ended 2024
	Distributions Paid from Ordinary Income		Distributions Paid from Net Long-Term Capital Gains		Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income		Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital		Total Distributions Paid
Bitcoin ProFund		$140,431,450		$—		$—		$140,431,450	$52,041,264		$—		$—	$52,041,264
Ether ProFund		469,906		—		—		469,906	—		—		—	—
Short Bitcoin ProFund		18,310		—		—		18,310	1,707		—		—	1,707

As of the latest tax year ended October 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income		Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Bitcoin ProFund		$43,775,960		$—	$(15,743)		$198,827,166	$242,587,383
Ether ProFund		121,725		—	(56)		446,251	567,920
Short Bitcoin ProFund		221		—	(111)		(380,455)	(380,345)

As of the latest tax year ended October 31, 2025, the following ProFunds have capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term.

No Expiration Date
Bitcoin ProFund	$15,743
Ether ProFund	56
Short Bitcoin ProFund	111

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Trust’s Board of Trustees does not intend to authorize a distribution of any realized gain for a ProFund until any applicable CLCF has been offset or expires.

34 :: Notes to Consolidated Financial Statements :: January 31, 2026 (unaudited)

As of October 31, 2025, the cost of securities, including derivatives, gross unrealized appreciation and gross unrealized depreciation on investment securities, for federal income tax purposes, were as follows:

				Tax Unrealized		Tax Unrealized	Net Unrealized Appreciation
	Tax Cost		Appreciation	Depreciation	(Depreciation)
Bitcoin ProFund		$402,990,419		$198,827,166	$—	$198,827,166
Ether ProFund		7,976,631		446,251	—	446,251
Short Bitcoin ProFund		972,184		4,491	(384,946)	(380,455)

8. Reverse Share Splits

Effective October 14, 2024, the Short Bitcoin ProFund underwent a 1-for‑10 reverse share split.

The effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFund by the respective reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the ProFund or the value of a shareholder’s investment.

The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the reverse share split. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

9. New Accounting Pronouncements

In December 2025, the FASB issued Accounting Standards Update 2025‑11 (“ASU 2025‑11”), Interim Reporting (Topic 270): Narrow-Scope Improvements, to improve the guidance in

Topic 270, Interim Reporting, by improving the navigability of the required interim disclosures and clarifying when that guidance is applicable. The amendments also provide additional guidance on what disclosures should be provided in interim reporting periods. ASU 2025‑11 is effective for annual periods beginning after December 15, 2027, for public business entities and for interim reporting periods within annual reporting periods beginning after December 15, 2028, for entities other than public business entities. Early adoption is permitted for all entities. Fund Management is evaluating the impacts of these changes on the ProFunds’ financial statements.

10. Subsequent Events

The ProFunds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no additional subsequent events to report that would have a material impact on the ProFunds’ financial statements.

Form N-CSR – Items 8‑11 (unaudited)

36 :: Form N-CSR – Items 8-11 :: January 31, 2026 (unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers, and others is part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At a meeting held on September 29, 2025, the Board of Trustees (the “Board”) of ProFunds (the “Trust”) considered the renewal of the Investment Advisory Agreement between ProFund Advisors LLC (the “Advisor”) and the Trust, on behalf of each of its operational series (each a “Fund” and collectively the “Funds”) (the “Advisory Agreement”). Certain Funds are designed to match, before fees and expenses, the performance of an underlying index both on a single day and over time (each, a “Matching Fund” and, collectively, the “Matching Funds”). Certain other Funds are actively-managed and are designed to meet a specified investment objective (each, an “Active Fund” and, collectively, the “Active Funds”). Certain other Funds are “geared” funds that are designed to seek daily investment results, before fees and expenses, that correspond to the inverse (‑1x), a multiple (i.e., 1.25x, 1.50x or 2x), or an inverse multiple (i.e., ‑1.25x or ‑2x) of the daily performance of an underlying index or security (each, a “Geared Fund” and, collectively, the “Geared Funds”). The Independent Trustees met in Executive Session with Independent Trustee Counsel to discuss and evaluate the information provided by the Advisor and the independent consultant. Among other things, the Independent Trustees reviewed information regarding the financial condition and profitability of the Advisor, including the methodologies involved in calculating profitability.

In considering whether to approve the continuance of the Advisory Agreement, the Board did not identify any particular information that was most relevant and each Trustee may have afforded different weight to the various factors.

The Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board’s responsibilities under state and federal law with respect to the Board’s consideration of the renewal or approval of investment advisory agreements. The Independent Trustees were advised by Trust counsel and their independent legal counsel throughout the process, including about the legal standards applicable to their review.

In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the continuance of the Advisory Agreement, including information that addressed, among other things:

•
the nature, extent and quality of the services that were provided or proposed to be provided by the Advisor;
•
the costs of the services to be provided and the profits realized by the Advisor;
•
the investment performance of the Funds and the Advisor;
•
the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders; and
•
other benefits to the Advisor and/or its affiliates from the relationship to the Funds.

It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the Funds to assist them in evaluating the terms of the Advisory Agreement. In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the continuance of the Advisory Agreement, including, among other things:

•
information about the advisory services that were being provided by the Advisor with respect to the Funds;
•
the Advisor’s Form ADV;
•
biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the Funds;
•
information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;
•
information regarding advisory fees earned and advisory fees waived for previous periods;
•
performance information for prior periods;
•
comparative industry fee data;
•
information about fees and other amounts that were received by the Advisor and its affiliates for non-advisory management services with respect to the Funds;
•
information regarding the Advisor’s trade allocation and best execution policies and procedures;
•
information about the financial condition of the Advisor;
•
information regarding how the Advisor monitors each Fund’s compliance with regulatory requirements and Trust procedures; and
•
the Advisor’s reputation, expertise and resources.

January 31, 2026 (unaudited) :: Form N-CSR – Items 8-11 :: 37

The Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds for each Fund (the “Peer Group”) with similar investment strategies, as well as to assist them in evaluating information with respect to certain aspects of their review, including the performance of the Funds and the reasonableness of fees paid by the Funds. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately with respect to each Fund.

In addition to the information provided and discussions that occurred at the meeting at which the Board took action regarding the renewal of the Advisory Agreement, the Board also considered information they received throughout the year as part of its regular oversight of the Funds.

Nature, Extent and Quality of the Advisor’s Services

The Board reviewed the nature, extent and quality of the investment advisory services performed by the Advisor. The Board noted there were expected to be no significant differences between the nature and scope of services provided by the Advisor in the past year and those to be provided in the upcoming year. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. Among other things, the Board considered the following:

•
the investment objective of each Fund, the Advisor’s description of the skills needed to manage each Fund and the Advisor’s success in achieving the investment objectives of each Fund;
•
the key features of each Fund, including the unique asset classes and investment strategies of certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds;
•
with respect to the Geared Funds, the fact that to maintain exposure consistent with each Geared Fund’s daily investment objective, each Geared Fund needs to be rebalanced each day, an activity not typical of traditional index funds;
•
the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;
•
the structure of the portfolio Advisor’s staff compensation program and the incentives it is intended to provide;
•
the collateral, credit and cash management functions at the Advisor and enhancements made in these areas in recent years;
•
the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk;
•
the Advisor’s ability to monitor compliance with the Securities and Exchange Commission’s liquidity rule, derivatives rule and valuation requirements, among other applicable regulatory requirements;
•
a continued investment in personnel and technology by the Advisor that would generally improve capacity and efficiency;
•
for certain cryptocurrency-linked Funds, the Advisor’s familiarity with digital assets and Bitcoin and Ether in particular, as well as processes related to assessing risk and liquidity with respect to investments in cryptocurrency derivatives, the Advisor’s familiarity with the market for cryptocurrency derivatives and its ability to manage the Funds and obtain appropriate exposure in that market, the appropriateness of investing in cryptocurrency-related instruments by the Funds as open-end mutual funds and the potential benefits of a futures-based approach; and
•
information regarding allocation of Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as the Advisor’s ability to negotiate generally favorable terms with swap counterparties on behalf of various Funds.

The Board considered that the Advisor oversees the operations of the Funds and provides compliance services to the Funds. The Board also reviewed the Advisor’s compliance program, including specific activities associated with the Funds. The Board discussed the compliance program with the Funds’ Chief Compliance Officer (the “CCO”). The Board and the CCO discussed the CCO’s evaluation of the operation of the Advisor’s compliance program, and efforts with respect to the Funds, changes made to the Advisor’s compliance program since the CCO’s last annual report to the Board, and whether the CCO believed additional enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the prior year and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

Based upon its review, the Board, including all of the Independent Trustees, concluded with respect to each Fund that (i) the investment advisory services provided by the Advisor with respect to the Fund were of high quality, (ii) the Advisor achieved the investment goals of the Fund, (iii) the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support each such Fund, and (iv) they were generally satisfied with the nature, quality and extent of services provided by the Advisor to the Funds.

Comparison of Services and Fees

The Advisor presented information about the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability to the fees paid by other investment companies, including mutual funds or other investment vehicles offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and the potential limitations of such data. The Board discussed the challenges in compiling the comparative data and Peer Group information because, by design, many of the Funds are unique and few, if any, funds offering substantially similar investment objectives and strategies exist. The Board considered the Advisor’s representation that it found the Peer Groups compiled by the independent consultant to be appropriate but acknowledged the existence of certain differences between certain Funds and their peers. The Board noted that the methodology used to compile the Peer Group

38 :: Form N-CSR – Items 8-11 :: January 31, 2026 (unaudited)

and comparative data was substantially similar to that used in prior years and is continually re-evaluated. Notwithstanding the challenge associated with Peer Group and data compilation, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor’s fees.

The Board considered that, in cases where a Fund had higher fees and expenses than other funds in its respective Peer Group, such differences reflected the Advisor’s belief, after considering relevant factors, that the fees and expenses are fair and reasonable in light of the nature and quality of the services provided and in relation to fees by funds in the Peer Group to their advisers. The Advisor presented information about the significant drivers of cost and also examined the costs to investors to achieve the objectives of the Funds on their own and noted that it would be more expensive or impractical to do so.

The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fees paid by the Funds after taking waivers and reimbursements into account.

The Board considered and discussed the sub-advisory fees charged and the services provided by the Advisor to the one mutual fund it serves as sub-adviser. The Board recognized that the nature and scope of services provided by the Advisor to the mutual fund is narrower than the services provided to the Funds for several reasons, including that the Advisor performs only services delegated to it by the investment adviser to the mutual fund and does not provide other services like daily cash management, securities lending, marketing, client services, collateral management and counterparty management. The Board noted that for these reasons it presents challenges to make comparisons of fees charged to the sub-advised mutual fund and the Funds.

The Board also recognized the challenges in comparing fees across fund complexes because there may be variations in services that are included in the fees paid by other mutual funds.

The Board, including all of the Independent Trustees, concluded that, with respect to the Funds, the investment advisory fees and any other compensation payable to the Advisor were fair and reasonable in relation to the nature and quality of the services provided and that the continuance of the Advisory Agreement was in the best interests of the shareholders of the Funds.

Investment Performance of the Funds and the Advisor

The Board considered total return information for each Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2025, as applicable. The Board also considered performance information provided at regular Board meetings throughout the year. The Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance when compared with target performance was generally within expected ranges. The Board further noted that Matching Fund performance compared with benchmark index performance was also generally within expected ranges during the applicable periods. The Board noted that, given the nature of the Funds that are Matching Funds or Geared Funds, the correlation of such Fund’s performance with the performance of its underlying benchmark (or a relevant inverse or multiple thereof) was a more meaningful factor than the Fund’s total return.

With respect to the Active Funds, the Board considered each Fund’s relative performance as compared to its respective Peer Group average, universe average, and benchmark index returns for each of the one-year, three-year, five-year and ten-year periods ended June 30, 2025, as applicable. The Board noted that each Active Fund’s performance was generally in line with the comparative Peer Groups, even if an Active Fund underperformed one or more of its peers for a particular period.

After reviewing the performance of the Funds, the Board, including the Independent Trustees, concluded, in light of the foregoing factors, that the performance of the Funds was satisfactory.

With regard to the VP Government Money Market Fund, the Board considered that the Advisor has contractually undertaken to waive fees and/or reimburse expenses to maintain a minimum yield floor limit at 0.02% and has also contractually agreed to waive total operating expenses to 0.90%. The Board noted that under the minimum yield agreement there have been no payments or deferred fee or reimbursed expenses from the Fund since March 4, 2020. The Advisor also confirmed it will not recoup any amounts of fees previously waived or expenses previously reimbursed without first notifying the Independent Trustees.

Profitability

The Board considered and discussed with representatives of the Advisor the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the Funds, including, but not limited to, employee compensation, information technology, intellectual capital, regulatory compliance, daily portfolio rebalancing of the Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered and discussed with representatives of the Advisor the profitability to the Advisor of its management of each of the Funds. The Board also discussed the Advisor’s profitability, including the expense allocation methodology used in the Advisor’s profitability analysis. It was noted that the methodology for determining profitability was conducted in a similar fashion as the prior year.

Based on its review, the Board, including all of the Independent Trustees, concluded that the profitability to the Advisor of the Advisory Agreement was reasonable in light of the services and benefits provided to each Fund.

January 31, 2026 (unaudited) :: Form N-CSR – Items 8-11 :: 39

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale in connection with the management and operation of each Fund, as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board considered that each Fund covered by the Advisory Agreement pays the Advisor an annual investment advisory fee of 0.75% of average daily net assets (other than the Ultra Japan ProFund and the UltraShort Japan ProFund, each of which pay 0.90%, the Nasdaq‑100 ProFund which pays 0.70%, the ProFund VP US Government Plus which pays 0.50%, and the Bitcoin ProFund and Short Bitcoin ProFund, each of which each pays 0.45%).

The Board considered that, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on non-money market mutual fund net assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion. The Board considered that for the periods presented, none of the Funds were subject to advisory fee reductions as a result of breakpoint fee reductions.

The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how Fund shareholders might benefit from those economies of scale.

Other Benefits

The Board also considered the Advisor’s non-advisory management services, including those performed under a separate Management Services Agreement. The Board considered the fact that the Geared Funds’ shareholders, and the shareholders of certain Matching Funds, tend to be active traders, which adds a level of complexity to the management of those Funds since the Advisor needs to account for significant asset flows both into and out of the Funds. The Board also considered any indirect, or “fall-out,” benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant.

The Board considered that ProFunds Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Conclusions

Based on, but not limited to, the above considerations and determinations, the Board, including all of the Independent Trustees, determined that the Advisory Agreement for the Funds is fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Advisor’s expenses and such other matters as the Board considered relevant in the exercise of its business judgement. Accordingly, the Board concluded that the continuance of the Advisory Agreement was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the renewal of the Advisory Agreement.

P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800

Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 Or: 614-470-8122

Institutions and Financial Professionals Only: 888-776-5717 Or: 240-497-6552

Fax Number: (800) 782-4797

Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds files complete lists of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT (and successor Forms). Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

01/26

Semiannual
Financial
Statements and
Other Information

January 31, 2026

Investor
Service
Access Flex Bear High Yield
ProFund
AFBIX
AFBSX
Access Flex High Yield ProFund
FYAIX
FYASX
Banks UltraSector ProFund
BKPIX
BKPSX
Bear ProFund
BRPIX
BRPSX
Biotechnology UltraSector
ProFund
BIPIX
BIPSX
Bull ProFund
BLPIX
BLPSX
Communication Services
UltraSector ProFund
WCPIX
WCPSX
Consumer Discretionary
UltraSector ProFund
CYPIX
CYPSX
Consumer Staples UltraSector
ProFund
CNPIX
CNPSX
Energy UltraSector ProFund
ENPIX
ENPSX
Europe 30 ProFund
UEPIX
UEPSX
Falling U.S. Dollar ProFund
FDPIX
FDPSX
Financials UltraSector ProFund
FNPIX
FNPSX
Health Care UltraSector ProFund
HCPIX
HCPSX
Industrials UltraSector ProFund
IDPIX
IDPSX
Internet UltraSector ProFund
INPIX
INPSX
Large-Cap Growth ProFund
LGPIX
LGPSX
Large-Cap Value ProFund
LVPIX
LVPSX
Materials UltraSector ProFund
BMPIX
BMPSX
Mid-Cap Growth ProFund
MGPIX
MGPSX
Mid-Cap ProFund
MDPIX
MDPSX
Mid-Cap Value ProFund
MLPIX
MLPSX
Nasdaq‑100 ProFund
OTPIX
OTPSX
Oil & Gas Equipment &
Services UltraSector ProFund
OEPIX
OEPSX
Pharmaceuticals
UltraSector ProFund
PHPIX
PHPSX
Precious Metals UltraSector
ProFund
PMPIX
PMPSX
Real Estate UltraSector ProFund
REPIX
REPSX
Rising Rates Opportunity ProFund
RRPIX
RRPSX

Investor
Service
Rising Rates Opportunity 10
ProFund
RTPIX
RTPSX
Rising U.S. Dollar ProFund
RDPIX
RDPSX
Semiconductor UltraSector ProFund
SMPIX
SMPSX
Short Energy ProFund
SNPIX
SNPSX
Short Nasdaq‑100 ProFund
SOPIX
SOPSX
Short Precious Metals ProFund
SPPIX
SPPSX
Short Real Estate ProFund
SRPIX
SRPSX
Short Small-Cap ProFund
SHPIX
SHPSX
Small-Cap Growth ProFund
SGPIX
SGPSX
Small-Cap ProFund
SLPIX
SLPSX
Small-Cap Value ProFund
SVPIX
SVPSX
Technology UltraSector ProFund
TEPIX
TEPSX
UltraBear ProFund
URPIX
URPSX
UltraBull ProFund
ULPIX
ULPSX
UltraChina ProFund
UGPIX
UGPSX
UltraDow 30 ProFund
UDPIX
UDPSX
UltraEmerging Markets ProFund
UUPIX
UUPSX
UltraInternational ProFund
UNPIX
UNPSX
UltraJapan ProFund
UJPIX
UJPSX
UltraLatin America ProFund
UBPIX
UBPSX
UltraMid-Cap ProFund
UMPIX
UMPSX
UltraNasdaq‑100 ProFund
UOPIX
UOPSX
UltraShort China ProFund
UHPIX
UHPSX
UltraShort Dow 30 ProFund
UWPIX
UWPSX
UltraShort Emerging Markets
ProFund
UVPIX
UVPSX
UltraShort International ProFund
UXPIX
UXPSX
UltraShort Japan ProFund
UKPIX
UKPSX
UltraShort Latin America ProFund
UFPIX
UFPSX
UltraShort Mid-Cap ProFund
UIPIX
UIPSX
UltraShort Nasdaq‑100 ProFund
USPIX
USPSX
UltraShort Small-Cap ProFund
UCPIX
UCPSX
UltraSmall-Cap ProFund
UAPIX
UAPSX
U.S. Government Plus ProFund
GVPIX
GVPSX
Utilities UltraSector ProFund
UTPIX
UTPSX

Schedules of Portfolio Investments
2	Access Flex Bear High Yield ProFund
3	Access Flex High Yield ProFund
4	Banks UltraSector ProFund
6	Bear ProFund
7	Biotechnology UltraSector ProFund
10	Bull ProFund
18	Communication Services UltraSector ProFund
20	Consumer Discretionary UltraSector ProFund
22	Consumer Staples UltraSector ProFund
24	Energy UltraSector ProFund
25	Europe 30 ProFund
26	Falling U.S. Dollar ProFund
27	Financials UltraSector ProFund
29	Health Care UltraSector ProFund
31	Industrials UltraSector ProFund
33	Internet UltraSector ProFund
35	Large-Cap Growth ProFund
38	Large-Cap Value ProFund
44	Materials UltraSector ProFund
45	Mid-Cap Growth ProFund
49	Mid-Cap ProFund
55	Mid-Cap Value ProFund
60	Nasdaq-100 ProFund
63	Oil & Gas Equipment & Services UltraSector ProFund
65	Pharmaceuticals UltraSector ProFund
67	Precious Metals UltraSector ProFund
69	Real Estate UltraSector ProFund
71	Rising Rates Opportunity ProFund
72	Rising Rates Opportunity 10 ProFund
73	Rising U.S. Dollar ProFund
74	Semiconductor UltraSector ProFund
76	Short Energy ProFund
77	Short Nasdaq-100 ProFund
78	Short Precious Metals ProFund
79	Short Real Estate ProFund
80	Short Small-Cap ProFund
81	Small-Cap Growth ProFund
86	Small-Cap ProFund
110	Small-Cap Value ProFund
117	Technology UltraSector ProFund
119	UltraBear ProFund
120	UltraBull ProFund
128	UltraChina ProFund
130	UltraDow 30 ProFund
132	UltraEmerging Markets ProFund
134	UltraInternational ProFund
135	UltraJapan ProFund
136	UltraLatin America ProFund
138	UltraMid-Cap ProFund
145	UltraNasdaq-100 ProFund
148	UltraShort China ProFund
149	UltraShort Dow 30 ProFund
150	UltraShort Emerging Markets ProFund
151	UltraShort International ProFund
152	UltraShort Japan ProFund
153	UltraShort Latin America ProFund
154	UltraShort Mid-Cap ProFund
155	UltraShort Nasdaq-100 ProFund
156	UltraShort Small-Cap ProFund
157	UltraSmall-Cap ProFund
182	U.S. Government Plus ProFund
183	Utilities UltraSector ProFund
185	Statements of Assets and Liabilities
199	Statements of Operations
213	Statements of Changes in Net Assets
239	Financial Highlights
271	Notes to Financial Statements
310	Form N-CSR – Items 8-11

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Schedules of Portfolio Investments

2 :: Access Flex Bear High Yield ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Repurchase Agreements(a) (9.8%)

Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $51,010	$51,000		$51,000
TOTAL REPURCHASE AGREEMENTS (Cost $51,000)			51,000
TOTAL INVESTMENT SECURITIES (Cost $51,000)—9.8%			51,000
Net other assets (liabilities)—90.2%			467,213
NET ASSETS—100.0%			$518,213
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs International	2/23/26		(0.64)%		$(93,116)		$35
iShares iBoxx $ High Yield Corporate Bond ETF	UBS AG	2/23/26		(3.94)%	(425,095)		342
						$(518,211)	$377
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Access Flex High Yield ProFund :: 3

Repurchase Agreements(a) (108.9%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $14,871,903		$14,869,000		$14,869,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,869,000)				14,869,000
TOTAL INVESTMENT SECURITIES (Cost $14,869,000)—108.9%				14,869,000
Net other assets (liabilities)—(8.9)%				(1,219,557)
NET ASSETS—100.0%				$13,649,443
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs International	2/23/26		2.64%		$11,959,328	$(10,268)
iShares iBoxx $ High Yield Corporate Bond ETF	UBS AG	2/23/26		4.44%	1,755,033		(5,735)
					$13,714,361		$(16,003)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

4 :: Banks UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks (83.1%)

	Shares	Value
Ameris Bancorp (Banks)	966		$77,879
Apollo Global Management, Inc. (Financial Services)	504		67,808
Associated Banc-Corp. (Banks)	2,773		75,592
Atlantic Union Bankshares Corp. (Banks)	2,085		80,981
Axos Financial, Inc.* (Banks)	877		86,814
Banc of California, Inc. (Banks)	3,770		75,325
BancFirst Corp. (Banks)	671		73,776
Bank of America Corp. (Banks)	1,388		73,842
Bank of Hawaii Corp. (Banks)	1,079		80,688
Bank OZK (Banks)	1,548		73,623
BankUnited, Inc. (Banks)	1,641		77,898
Banner Corp. (Banks)	999		61,778
Beacon Financial Corporation (Banks)	2,803		79,465
BOK Financial Corp.* (Banks)	629		81,732
Cathay General Bancorp (Banks)	1,473		75,388
Citigroup, Inc. (Banks)	676		78,220
Citizens Financial Group, Inc. (Banks)	1,284		80,866
Columbia Banking System, Inc. (Banks)	2,585		76,102
Commerce Bancshares, Inc. (Banks)	1,408		74,117
Community Financial System, Inc. (Banks)	1,053		65,813
Corebridge Financial, Inc (Financial Services)	2,398		73,930
Cullen/Frost Bankers, Inc. (Banks)	578		79,660
Customers Bancorp, Inc.* (Banks)	1,048		82,813
CVB Financial Corp. (Banks)	3,656		72,060
East West Bancorp, Inc. (Banks)	654		74,844
Eastern Bankshares, Inc. (Banks)	3,780		77,433
Enterprise Financial Services Corp. (Banks)	778		44,618
Equitable Holdings, Inc. (Financial Services)	1,566		72,662
Essent Group, Ltd. (Financial Services)	1,184		74,497
F.N.B. Corp. (Banks)	4,272		74,974
FB Financial Corp. (Banks)	1,280		73,638
Fifth Third Bancorp (Banks)	1,579		79,297
First Bancorp (Banks)	1,005		58,220
First Bancorp (Banks)	3,571		78,991
First Busey Corp. (Banks)	2,022		49,842
First Citizens BancShares, Inc.*—Class A (Banks)	37		76,574
First Financial Bancorp* (Banks)	2,289		65,786
First Financial Bankshares, Inc. (Banks)	2,370		75,413
First Hawaiian, Inc. (Banks)	2,880		76,464
First Horizon Corp. (Banks)	3,145		77,031
First Interstate BancSystem, Inc.—Class A (Banks)	2,107		74,735
First Merchants Corp. (Banks)	1,313		52,205
Fulton Financial Corp. (Banks)	3,782		78,098
Glacier Bancorp, Inc. (Banks)	1,699		86,105
Hancock Whitney Corp. (Banks)	1,142		78,570
Hilltop Holdings, Inc.* (Banks)	1,788		66,961
Home BancShares, Inc. (Banks)	2,626		75,891
Huntington Bancshares, Inc. (Banks)	4,275		74,727
Independent Bank Corp. (Banks)	981		79,245
International Bancshares Corp. (Banks)	1,018		70,894
Jackson Financial, Inc.—Class A (Financial Services)	725		86,218
JPMorgan Chase & Co. (Banks)	242		74,025

Common Stocks, continued

	Shares	Value
KeyCorp (Banks)	3,658		$78,720
Lakeland Financial Corp. (Banks)	621		37,012
M&T Bank Corp. (Banks)	367		81,316
MGIC Investment Corp. (Financial Services)	2,591		69,750
NBT Bancorp, Inc. (Banks)	923		41,009
New York Community Bancorp, Inc. (Banks)	5,761		76,160
NMI Holdings, Inc.*—Class A (Financial Services)	1,910		73,955
Northern Trust Corp. (Capital Markets)	546		81,589
OFG Bancorp (Banks)	1,153		46,466
Old National Bancorp (Banks)	3,227		78,836
Park National Corp. (Banks)	270		43,994
Pathward Financial, Inc. (Banks)	909		82,074
PennyMac Financial Services, Inc. (Financial Services)	573		57,254
Pinnacle Financial Partners, Inc. (Banks)	751		71,413
PNC Financial Services Group, Inc. (Banks)	363		81,058
Popular, Inc. (Banks)	625		83,456
Prosperity Bancshares, Inc. (Banks)	1,029		71,011
Provident Financial Services, Inc. (Banks)	3,167		70,117
Radian Group, Inc. (Financial Services)	2,101		69,123
Regions Financial Corp. (Banks)	2,742		78,147
Renasant Corp. (Banks)	2,034		76,702
Rocket Cos, Inc.*—Class A (Financial Services)	3,901		69,945
Seacoast Banking Corp. of Florida (Banks)	2,298		76,845
ServisFirst Bancshares, Inc. (Banks)	990		81,032
Simmons First National Corp.—Class A (Banks)	3,820		77,661
SouthState Bank Corp. (Banks)	788		80,636
Stock Yards Bancorp, Inc. (Banks)	573		38,786
Texas Capital Bancshares, Inc.* (Banks)	776		78,508
The Bancorp, Inc.* (Banks)	1,085		64,492
The Bank of New York Mellon Corp. (Capital Markets)	634		76,029
Triumph Financial, Inc.* (Banks)	1,006		63,469
Truist Financial Corp. (Banks)	1,515		77,901
Trustmark Corp. (Banks)	1,331		56,594
U.S. Bancorp (Banks)	1,401		78,610
UMB Financial Corp. (Banks)	634		80,607
United Bankshares, Inc. (Banks)	1,911		80,893
United Community Banks, Inc. (Banks)	2,318		79,809
Valley National Bancorp (Banks)	6,345		79,059
Voya Financial, Inc. (Financial Services)	1,038		79,573
Walker & Dunlop, Inc. (Financial Services)	1,184		74,462
Washington Federal, Inc. (Banks)	2,263		73,819
Webster Financial Corp. (Banks)	1,173		77,148
Wells Fargo & Co. (Banks)	828		74,926
WesBanco, Inc. (Banks)	2,188		77,215
Western Alliance Bancorp (Banks)	865		77,115
Wintrust Financial Corp. (Banks)	532		78,465
WSFS Financial Corp. (Banks)	1,318		85,314
Zions Bancorp N.A. (Banks)	1,276		76,445
TOTAL COMMON STOCKS (Cost $4,393,258)		7,318,648

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Banks UltraSector ProFund :: 5

*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $773,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Repurchase Agreements(a)(b) (14.9%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $1,313,256		$1,313,000		$1,313,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,313,000)				1,313,000
TOTAL INVESTMENT SECURITIES (Cost $5,706,258)—98.0%				8,631,648
Net other assets (liabilities)—2.0%				174,114
NET ASSETS—100.0%				$8,805,762

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Banks Select Industry Index	Goldman Sachs International	2/23/26		4.39%		$2,938,296		$33,917
S&P Banks Select Industry Index	UBS AG	2/23/26		4.44%	2,872,156		33,498
					$5,810,452		$67,415
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Banks UltraSector ProFund invested in the following industries as of January 31, 2026:

	Value		% of Net Assets
Banks		$6,291,853		71.4%
Capital Markets		157,618		1.8%
Financial Services		869,177		9.9%
Other**	1,487,114			16.9%
Total		$8,805,762		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

6 :: Bear ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $879,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Repurchase Agreements(a)(b) (95.6%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $6,406,250		$6,405,000		$6,405,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,405,000)				6,405,000
TOTAL INVESTMENT SECURITIES (Cost $6,405,000)—95.6%				6,405,000
Net other assets (liabilities)—4.4%				296,136
NET ASSETS—100.0%				$6,701,136

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Futures Contracts	2	3/23/26		$(696,575)	$(1,559)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	2/27/26		(4.14)%	$(3,618,704)		$20,530
S&P 500	UBS AG	2/27/26		(4.04)%	(2,380,087)	14,965
					$(5,998,791)	$35,495
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Biotechnology UltraSector ProFund :: 7

Common Stocks (75.7%)

Shares		Value
4D Molecular Therapeutics, Inc.* (Biotechnology)	23,384		$207,182
AbbVie, Inc. (Biotechnology)	7,243		1,615,261
Absci Corp.*(a) (Biotechnology)	57,421		171,689
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	55,582		1,396,776
ADMA Biologics, Inc.* (Biotechnology)	81,625		1,412,113
Agios Pharmaceuticals, Inc.* (Biotechnology)	30,134		826,877
Akebia Therapeutics, Inc.* (Biotechnology)	139,787		197,100
Alkermes PLC* (Biotechnology)	56,984		1,931,188
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	4,032		1,363,058
Altimmune, Inc.* (Biotechnology)	54,882		307,339
Amgen, Inc. (Biotechnology)	5,171		1,767,861
Amicus Therapeutics, Inc.* (Biotechnology)	138,235		1,975,378
AnaptysBio, Inc.* (Biotechnology)	9,899		469,312
Anavex Life Sciences Corp.* (Biotechnology)	43,818		205,945
Annexon, Inc.* (Biotechnology)	39,710		247,790
Apellis Pharmaceuticals, Inc.* (Biotechnology)	48,067		1,085,353
Apogee Therapeutics, Inc.* (Biotechnology)	13,630		892,901
Arbutus Biopharma Corp.* (Biotechnology)	32,809		135,501
Arcellx, Inc.* (Biotechnology)	19,488		1,331,225
Arcus Biosciences, Inc.* (Biotechnology)	26,052		548,134
Arcutis Biotherapeutics, Inc.* (Biotechnology)	48,238		1,223,798
Ardelyx, Inc.* (Biotechnology)	109,395		841,248
ArriVent Biopharma, Inc.* (Biotechnology)	8,096		182,079
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	23,681		1,641,804
ARS Pharmaceuticals, Inc.* (Biotechnology)	32,398		323,656
Avidity Biosciences, Inc.* (Biotechnology)	22,857		1,658,732
Beam Therapeutics, Inc.* (Biotechnology)	49,582		1,369,455
Bicara Therapeutics, Inc.* (Biotechnology)	16,749		281,383
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	107,248		705,692
Biogen, Inc.* (Biotechnology)	9,185		1,652,290
Biohaven, Ltd.* (Biotechnology)	58,678		694,161
BioMarin Pharmaceutical, Inc.* (Biotechnology)	30,370		1,717,120
Bridgebio Pharma, Inc.* (Biotechnology)	22,433		1,733,398
CareDx, Inc.* (Biotechnology)	25,549		525,032
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	43,464		1,056,175
Celcuity, Inc.* (Biotechnology)	16,016		1,752,471
Celldex Therapeutics, Inc.* (Biotechnology)	32,024		787,790
CG Oncology, Inc.* (Biotechnology)	29,731		1,547,499
Cogent Biosciences, Inc.* (Biotechnology)	31,144		1,118,381
Compass Therapeutics, Inc.* (Biotechnology)	42,540		272,256
Corvus Pharmaceuticals, Inc.* (Biotechnology)	27,957		578,710
CRISPR Therapeutics AG* (Biotechnology)	28,319		1,414,817
Cullinan Therapeutics, Inc.* (Biotechnology)	17,290		206,788
Cytokinetics, Inc.* (Biotechnology)	27,039		1,708,594
CytomX Therapeutics, Inc.* (Biotechnology)	76,698		436,412

Common Stocks, continued

	Shares		Value
Day One Biopharmaceuticals, Inc.* (Biotechnology)		44,017		$491,230
Denali Therapeutics, Inc.* (Biotechnology)		53,705		1,167,547
Dianthus Therapeutics, Inc.* (Biotechnology)		16,225		866,253
Disc Medicine, Inc.* (Biotechnology)		10,119		782,401
Dynavax Technologies Corp.* (Biotechnology)		51,561		798,422
Dyne Therapeutics, Inc.* (Biotechnology)		65,698		1,175,337
Emergent BioSolutions, Inc.* (Biotechnology)		24,956		283,001
Erasca, Inc.* (Biotechnology)		36,680		385,507
Exact Sciences Corp.* (Biotechnology)		16,107		1,648,390
Exelixis, Inc.* (Biotechnology)		39,710		1,642,406
Geron Corp.* (Biotechnology)		230,413		315,666
Gilead Sciences, Inc. (Biotechnology)		13,441		1,907,950
Gossamer Bio, Inc.* (Biotechnology)		87,693		199,940
GRAIL, Inc.* (Biotechnology)		17,181		1,680,645
Halozyme Therapeutics, Inc.* (Biotechnology)		26,032		1,866,755
Ideaya Biosciences, Inc.* (Biotechnology)		35,425		1,140,331
Immuneering Corp.* (Biotechnology)		36,653		169,703
ImmunityBio, Inc.*(a) (Biotechnology)		170,262		1,064,138
Immunome, Inc.* (Biotechnology)		31,790		782,670
Immunovant, Inc.* (Biotechnology)		37,102		964,652
Incyte Corp.* (Biotechnology)		17,136		1,714,800
Inhibrx Biosciences, Inc.* (Biotechnology)		2,406		183,506
Insmed, Inc.* (Biotechnology)		8,590		1,347,513
Intellia Therapeutics, Inc.*(a) (Biotechnology)		60,394		794,181
Invivyd, Inc.* (Biotechnology)		79,776		138,810
Ionis Pharmaceuticals, Inc.* (Biotechnology)		20,741		1,714,658
Iovance Biotherapeutics, Inc.* (Biotechnology)		198,050		505,028
Ironwood Pharmaceuticals, Inc.* (Biotechnology)		18,178		88,890
Janux Therapeutics, Inc.* (Biotechnology)		49,130		673,572
KalVista Pharmaceuticals, Inc.* (Biotechnology)		18,388		287,037
Keros Therapeutics, Inc.* (Biotechnology)		8,488		152,020
Kodiak Sciences, Inc.* (Biotechnology)		16,686		379,940
Krystal Biotech, Inc.* (Biotechnology)		6,803		1,899,670
Kura Oncology, Inc.* (Biotechnology)		52,534		426,576
Kymera Therapeutics, Inc.* (Biotechnology)		16,443		1,195,242
Lexeo Therapeutics, Inc.* (Biotechnology)		28,639		212,215
Madrigal Pharmaceuticals, Inc.* (Biotechnology)		2,952		1,444,443
Mannkind Corp.* (Biotechnology)		126,848		733,181
MiMedx Group, Inc.* (Biotechnology)		19,429		99,282
Mineralys Therapeutics, Inc.* (Biotechnology)		35,860		1,107,715
Mirum Pharmaceuticals, Inc.* (Biotechnology)		20,449		2,110,746
Moderna, Inc.* (Biotechnology)		56,187		2,476,160
Monte Rosa Therapeutics, Inc.* (Biotechnology)		18,906		387,951
Myriad Genetics, Inc.* (Biotechnology)		41,835		235,113
Natera, Inc.* (Biotechnology)		6,996		1,617,055
Neurocrine Biosciences, Inc.* (Biotechnology)		10,479		1,425,773

See accompanying notes to financial statements.

8 :: Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

Shares		Value
Novavax, Inc.*(a) (Biotechnology)	92,370		$817,013
Nurix Therapeutics, Inc.* (Biotechnology)	25,375		419,195
Nuvalent, Inc.*—Class A (Biotechnology)	12,881		1,325,326
Olema Pharmaceuticals, Inc.* (Biotechnology)	12,617		324,509
ORIC Pharmaceuticals, Inc.* (Biotechnology)	49,671		509,624
Oruka Therapeutics Inc* (Biotechnology)	10,789		369,307
Palvella Therapeutics, Inc.* (Biotechnology)	4,413		338,433
Praxis Precision Medicines, Inc.* (Biotechnology)	6,235		1,957,790
Precigen, Inc.* (Biotechnology)	104,906		471,028
Prime Medicine, Inc.* (Biotechnology)	52,624		200,497
Protagonist Therapeutics, Inc.* (Biotechnology)	17,847		1,459,885
Prothena Corp. PLC* (Biotechnology)	23,144		203,899
PTC Therapeutics, Inc.* (Biotechnology)	22,009		1,662,340
RAPT Therapeutics, Inc.* (Biotechnology)	9,247		533,367
Recursion Pharmaceuticals, Inc.*(a)—Class A (Biotechnology)	271,602		1,138,012
Regeneron Pharmaceuticals, Inc. (Biotechnology)	2,246		1,665,297
REGENXBIO, Inc.* (Biotechnology)	16,596		185,211
Relay Therapeutics, Inc.* (Biotechnology)	54,319		416,084
Replimune Group, Inc.* (Biotechnology)	39,527		277,875
REVOLUTION Medicines, Inc.* (Biotechnology)	20,967		2,032,751
Rezolute, Inc.* (Biotechnology)	39,079		130,524
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	15,566		1,595,826
Rigel Pharmaceuticals, Inc.* (Biotechnology)	12,082		421,179
Roivant Sciences, Ltd.* (Biotechnology)	80,577		1,742,075
Sana Biotechnology, Inc.* (Biotechnology)	76,860		340,490
Sarepta Therapeutics, Inc.* (Biotechnology)	54,739		1,113,391
Savara, Inc.* (Biotechnology)	25,191		136,031
Scholar Rock Holding Corp.* (Biotechnology)	36,201		1,605,152
Sionna Therapeutics, Inc.* (Biotechnology)	6,922		292,524
Soleno Therapeutics, Inc.* (Biotechnology)	26,800		1,033,408
Spyre Therapeutics, Inc.* (Biotechnology)	14,973		478,837
Stoke Therapeutics, Inc.* (Biotechnology)	25,285		767,147
Summit Therapeutics, Inc.*(a) (Biotechnology)	80,686		1,168,333
Syndax Pharmaceuticals, Inc.* (Biotechnology)	45,401		922,094
Tango Therapeutics, Inc.* (Biotechnology)	63,527		737,548
Taysha Gene Therapies, Inc.* (Biotechnology)	96,659		435,932
TG Therapeutics, Inc.* (Biotechnology)	53,297		1,568,531
Travere Therapeutics, Inc.* (Biotechnology)	47,437		1,474,816
Twist Bioscience Corp.* (Biotechnology)	32,028		1,315,390
Tyra Biosciences, Inc.* (Biotechnology)	4,333		133,543
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	44,032		1,059,850
uniQure N.V.* (Biotechnology)	46,240		1,050,573
United Therapeutics Corp.* (Biotechnology)	3,364		1,579,364
Upstream Bio, Inc.* (Biotechnology)	10,845		337,063
Vaxcyte, Inc.* (Biotechnology)	37,500		2,008,875
Vera Therapeutics, Inc.* (Biotechnology)	24,064		1,041,009

Common Stocks, continued

	Shares		Value
Veracyte, Inc.* (Biotechnology)		24,212		$921,993
Verastem, Inc.* (Biotechnology)		36,258		221,174
Vericel Corp.* (Biotechnology)		21,193		762,524
Vertex Pharmaceuticals, Inc.* (Biotechnology)		3,668		1,723,593
Viking Therapeutics, Inc.* (Biotechnology)		43,455		1,261,933
Vir Biotechnology, Inc.* (Biotechnology)		37,500		279,000
Viridian Therapeutics, Inc.* (Biotechnology)		27,964		922,812
Xencor, Inc.* (Biotechnology)		27,403		331,302
TOTAL COMMON STOCKS (Cost $106,108,114)				133,423,024

Rights(NM)

Eli Lilly & Company*CVR (Biotechnology)	9,511	5,992
TOTAL RIGHTS (Cost $5,992)		5,992

Repurchase Agreements(b)(c) (27.1%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $47,829,336		$47,820,000		$47,820,000
TOTAL REPURCHASE AGREEMENTS (Cost $47,820,000)				47,820,000

Collateral for Securities Loaned(d) (2.4%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 3.69%(e)	4,141,972		$4,141,972
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $4,141,972)			4,141,972
TOTAL INVESTMENT SECURITIES (Cost $158,076,078)—105.2%			185,390,988
Net other assets (liabilities)—(5.2)%			(9,137,746)
NET ASSETS—100.0%			$176,253,242
*
Non-income producing security.
(a)
All or part of this security was on loan as of January 31, 2026. The total value of securities on loan as of January 31, 2026 was $3,903,128.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $27,106,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at January 31, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of January 31, 2026.
CVR
Contingent Value Rights
NM
Not meaningful, amount is less than 0.05%

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Biotechnology UltraSector ProFund :: 9

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Biotechnology Select Industry Index	Goldman Sachs International	2/23/26		4.39%		$66,605,873	$(1,825,775)
S&P Biotechnology Select Industry Index	UBS AG	2/23/26		4.44%	64,841,801		(1,882,291)
					$131,447,674		$(3,708,066)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Biotechnology UltraSector ProFund invested in the following industries as of January 31, 2026:

	Value		% of Net Assets
Biotechnology		$133,429,016		75.7%
Other**	42,824,226			24.3%
Total		$176,253,242		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

10 :: Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks (71.3%)

	Shares	Value
3M Co. (Industrial Conglomerates)	347		$53,147
A.O. Smith Corp. (Building Products)	74		5,438
Abbott Laboratories (Health Care Equipment & Supplies)	1,135		124,057
AbbVie, Inc. (Biotechnology)	1,153		257,130
Accenture PLC—Class A (IT Services)	405		106,774
Adobe, Inc.* (Software)	273		80,057
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,063		251,644
Aflac, Inc. (Insurance)	308		34,173
Agilent Technologies, Inc. (Life Sciences Tools & Services)	185		24,762
Air Products & Chemicals, Inc. (Chemicals)	145		39,513
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	278		35,965
Akamai Technologies, Inc.* (IT Services)	94		9,132
Albemarle Corp. (Chemicals)	77		13,139
Alexandria Real Estate Equities, Inc. (Office REITs)	102		5,573
Align Technology, Inc.* (Health Care Equipment & Supplies)	44		7,173
Allegion PLC (Building Products)	56		9,262
Alliant Energy Corp. (Electric Utilities)	168		11,073
Allstate Corp. (Insurance)	171		34,027
Alphabet, Inc.—Class A (Interactive Media & Services)	3,798		1,283,724
Alphabet, Inc.—Class C (Interactive Media & Services)	3,035		1,027,439
Altria Group, Inc. (Tobacco)	1,096		67,941
Amazon.com, Inc.* (Broadline Retail)	6,349		1,519,316
Amcor plc (Containers & Packaging)	301		13,319
Ameren Corp. (Multi-Utilities)	176		18,177
American Electric Power Co., Inc. (Electric Utilities)	349		41,801
American Express Co. (Consumer Finance)	351		123,612
American International Group, Inc. (Insurance)	352		26,358
American Tower Corp.—Class A (Specialized REITs)	306		54,859
American Water Works Co., Inc. (Water Utilities)	127		16,400
Ameriprise Financial, Inc. (Capital Markets)	60		31,631
AMETEK, Inc. (Electrical Equipment)	150		33,597
Amgen, Inc. (Biotechnology)	352		120,342
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	799		115,121
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	321		99,792
Aon PLC—Class A (Insurance)	140		48,950
APA Corp. (Oil, Gas & Consumable Fuels)	232		6,127
Apollo Global Management, Inc. (Financial Services)	303		40,766
Apple, Inc. (Technology Hardware, Storage & Peripherals)	9,645		2,502,685
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	520		167,606
AppLovin Corp.*—Class A (Software)	177		83,740
Aptiv PLC* (Automobile Components)	141		10,681
Arch Capital Group, Ltd.* (Insurance)	236		22,665
Archer-Daniels-Midland Co. (Food Products)	314		21,135

Common Stocks, continued

	Shares	Value
Ares Management Corporation—Class A (Capital Markets)	135		$20,205
Arista Networks, Inc.* (Communications Equipment)	674		95,533
Arthur J. Gallagher & Co. (Insurance)	168		41,894
Assurant, Inc. (Insurance)	33		7,858
AT&T, Inc. (Diversified Telecommunication Services)	4,628		121,300
Atmos Energy Corp. (Gas Utilities)	105		17,466
Autodesk, Inc.* (Software)	139		35,149
Automatic Data Processing, Inc. (Professional Services)	264		65,161
AutoZone, Inc.* (Specialty Retail)	11		40,747
AvalonBay Communities, Inc. (Residential REITs)	92		16,346
Avery Dennison Corp. (Containers & Packaging)	51		9,461
Axon Enterprise, Inc.* (Aerospace & Defense)	52		25,146
Baker Hughes Co. (Energy Equipment & Services)	644		36,090
Ball Corp. (Containers & Packaging)	175		9,952
Bank of America Corp. (Banks)	4,385		233,282
Baxter International, Inc. (Health Care Equipment & Supplies)	337		6,764
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	187		38,051
Berkshire Hathaway, Inc.*—Class B (Financial Services)	1,197		575,193
Best Buy Co., Inc. (Specialty Retail)	128		8,333
Biogen, Inc.* (Biotechnology)	96		17,269
Bio-Techne Corp. (Life Sciences Tools & Services)	102		6,537
BlackRock, Inc. (Capital Markets)	94		105,180
Blackstone, Inc. (Capital Markets)	482		68,646
Block, Inc.* (Financial Services)	358		21,634
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	21		105,038
Boston Properties, Inc. (Office REITs)	96		6,209
Boston Scientific Corp.* (Health Care Equipment & Supplies)	968		90,537
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,329		73,161
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	3,082		1,021,067
Broadridge Financial Solutions, Inc. (Professional Services)	76		14,980
Brown & Brown, Inc. (Insurance)	192		13,843
Brown-Forman Corp.—Class B (Beverages)	116		3,175
Builders FirstSource, Inc.* (Building Products)	72		8,237
Bunge Global SA (Food Products)	88		10,021
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	77		15,011
Cadence Design Systems, Inc.* (Software)	178		52,752
Camden Property Trust (Residential REITs)	69		7,524
Campbell Soup Co. (Food Products)	129		3,609
Capital One Financial Corp. (Consumer Finance)	415		90,856
Cardinal Health, Inc. (Health Care Providers & Services)	155		33,306
Carnival Corp.* (Hotels, Restaurants & Leisure)	709		21,284
Carrier Global Corp. (Building Products)	517		30,803

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Bull ProFund :: 11

Common Stocks, continued

	Shares			Value
Carvana Co.* (Specialty Retail)		92			$36,902
Caterpillar, Inc. (Machinery)		306			201,151
Cboe Global Markets, Inc. (Capital Markets)		68			18,024
CBRE Group, Inc.*—Class A (Real Estate Management & Development)		192			32,703
CDW Corp. (Electronic Equipment, Instruments & Components)		85			10,743
Cencora, Inc. (Health Care Providers & Services)		127			45,621
Centene Corp.* (Health Care Providers & Services)		305			13,213
CenterPoint Energy, Inc. (Multi-Utilities)		427			16,948
CF Industries Holdings, Inc. (Chemicals)		102			9,509
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)		32			6,735
Charter Communications, Inc.*—Class A (Media)		57			11,749
Chevron Corp. (Oil, Gas & Consumable Fuels)		1,235			218,472
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)		863			33,545
Chubb, Ltd. (Insurance)		239			73,985
Church & Dwight Co., Inc. (Household Products)		157			15,111
Cincinnati Financial Corp. (Insurance)		102			16,411
Cintas Corp. (Commercial Services & Supplies)		223			42,680
Cisco Systems, Inc. (Communications Equipment)		2,572			201,439
Citigroup, Inc. (Banks)		1,168			135,149
Citizens Financial Group, Inc. (Banks)		280			17,634
CME Group, Inc. (Capital Markets)		235			67,929
CMS Energy Corp. (Multi-Utilities)		198			14,155
Cognizant Technology Solutions Corp.—Class A (IT Services)			315			25,849
Coinbase Global, Inc.*—Class A (Capital Markets)		149			29,016
Colgate-Palmolive Co. (Household Products)		526			47,493
Comcast Corp.—Class A (Media)		2,373			70,598
Comfort Systems USA, Inc. (Construction & Engineering)		23			26,268
Conagra Brands, Inc. (Food Products)		313			5,794
ConocoPhillips (Oil, Gas & Consumable Fuels)		807			84,114
Consolidated Edison, Inc. (Multi-Utilities)		236			25,165
Constellation Brands, Inc.—Class A (Beverages)		92			14,416
Constellation Energy Corp. (Electric Utilities)		204			57,259
Copart, Inc.* (Commercial Services & Supplies)		581			23,577
Corning, Inc. (Electronic Equipment, Instruments & Components)		509			52,554
Corpay, Inc.* (Software)		46			14,473
Corteva, Inc. (Chemicals)		441			32,105
CoStar Group, Inc.* (Real Estate Management & Development)		277			17,036
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		289			271,732
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)		498			14,367
CRH plc (Construction Materials)		438			53,616
Crowdstrike Holdings, Inc.*—Class A (Software)			164			72,390
Crown Castle International Corp. (Specialized REITs)		284			24,654

Common Stocks, continued

	Shares			Value
CSX Corp. (Ground Transportation)		1,216			$45,916
Cummins, Inc. (Machinery)		90			52,094
CVS Health Corp. (Health Care Providers & Services)		829			61,777
D.R. Horton, Inc. (Household Durables)		179			26,643
Danaher Corp. (Life Sciences Tools & Services)		410			89,745
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		76			15,151
Datadog, Inc.*—Class A (Software)		212			27,416
DaVita, Inc.* (Health Care Providers & Services)			23			2,515
Dayforce, Inc.* (Professional Services)		105			7,273
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)		95			11,337
Deere & Co. (Machinery)		164			86,591
Dell Technologies, Inc.—Class C (Technology Hardware, Storage & Peripherals)		196			22,430
Delta Air Lines, Inc. (Passenger Airlines)		423			27,871
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		410			16,486
Dexcom, Inc.* (Health Care Equipment & Supplies)		254			18,552
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		121			19,838
Digital Realty Trust, Inc. (Specialized REITs)		211			35,015
Dollar General Corp. (Consumer Staples Distribution & Retail)		143			20,510
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)		124			14,581
Dominion Energy, Inc. (Multi-Utilities)		558			33,575
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)		20			8,207
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)		244			49,927
Dover Corp. (Machinery)		89			17,933
Dow, Inc. (Chemicals)		465			12,811
DTE Energy Co. (Multi-Utilities)		136			18,276
Duke Energy Corp. (Electric Utilities)		507			61,524
DuPont de Nemours, Inc. (Chemicals)		274			12,034
Eaton Corp. PLC (Electrical Equipment)		253			88,909
eBay, Inc. (Broadline Retail)		295			26,910
Ecolab, Inc. (Chemicals)		167			47,092
Edison International (Electric Utilities)		251			15,632
Edwards LifeSciences Corp.* (Health Care Equipment & Supplies)		379			30,835
Electronic Arts, Inc. (Entertainment)		146			29,772
Elevance Health, Inc. (Health Care Providers & Services)		145			50,132
Eli Lilly & Co. (Pharmaceuticals)		518			537,245
EMCOR Group, Inc. (Construction & Engineering)		29			20,901
Emerson Electric Co. (Electrical Equipment)		367			53,934
Entergy Corp. (Electric Utilities)		291			27,904
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		354			39,694
EPAM Systems, Inc.* (IT Services)		36			7,510
EQT Corp. (Oil, Gas & Consumable Fuels)		407			23,496
Equifax, Inc. (Professional Services)		80			16,112
Equinix, Inc. (Specialized REITs)		64			52,540
Equity Residential (Residential REITs)		226			14,084
Erie Indemnity Co.—Class A (Insurance)		17			4,811

See accompanying notes to financial statements.

12 :: Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

	Shares		Value
Essex Property Trust, Inc. (Residential REITs)	42		$10,579
Everest Group, Ltd. (Insurance)	28		9,276
Evergy, Inc. (Electric Utilities)	150		11,510
Eversource Energy (Electric Utilities)	245		16,937
Exelon Corp. (Electric Utilities)	659		29,510
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	155		17,424
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	76		20,128
Expeditors International of Washington, Inc. (Air Freight & Logistics)	87		13,967
Extra Space Storage, Inc. (Specialized REITs)	139		19,178
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	2,753		389,275
F5, Inc.* (Communications Equipment)	38		10,473
FactSet Research Systems, Inc. (Capital Markets)	25		6,359
Fair Isaac Corp.* (Software)	16		23,411
Fastenal Co. (Trading Companies & Distributors)	749		32,477
Federal Realty Investment Trust (Retail REITs)	51		5,159
FedEx Corp. (Air Freight & Logistics)	141		45,437
Fidelity National Information Services, Inc. (Financial Services)	338		18,675
Fifth Third Bancorp (Banks)	587		29,479
First Horizon Corp. (Banks)	—	(a)	9
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	70		15,786
FirstEnergy Corp. (Electric Utilities)	340		16,096
Fiserv, Inc.* (Financial Services)	351		22,369
Ford Motor Co. (Automobiles)	2,555		35,463
Fortinet, Inc.* (Software)	413		33,560
Fortive Corp. (Machinery)	207		10,932
Fox Corp.—Class A (Media)	136		9,898
Fox Corp.—Class B (Media)	97		6,360
Franklin Resources, Inc. (Capital Markets)	201		5,351
Freeport-McMoRan, Inc. (Metals & Mining)	937		56,436
Garmin, Ltd. (Household Durables)	107		21,576
Gartner, Inc.* (IT Services)	47		9,852
GE HealthCare Technologies, Inc.* (Health Care Equipment & Supplies)	297		23,454
GE Vernova, Inc. (Electrical Equipment)	177		128,568
Gen Digital, Inc. (Software)	367		8,804
Generac Holdings, Inc.* (Electrical Equipment)	38		6,386
General Dynamics Corp. (Aerospace & Defense)	166		58,281
General Electric Co. (Industrial Conglomerates)	689		211,378
General Mills, Inc. (Food Products)	348		16,098
General Motors Co. (Automobiles)	609		51,156
Genuine Parts Co. (Distributors)	91		12,648
Gilead Sciences, Inc. (Biotechnology)	810		114,980
Global Payments, Inc. (Financial Services)	155		11,120
Globe Life, Inc. (Insurance)	52		7,291
GoDaddy, Inc.*—Class A (IT Services)	88		8,846
Halliburton Co. (Energy Equipment & Services)	550		18,436
Hasbro, Inc. (Leisure Products)	87		7,770
HCA Healthcare, Inc. (Health Care Providers & Services)	104		50,780
Healthpeak Properties, Inc. (Health Care REITs)	454		7,827
Henry Schein, Inc.* (Health Care Providers & Services)	65		4,906

Common Stocks, continued

	Shares	Value
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	862		$18,550
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	152		45,374
Hologic, Inc.* (Health Care Equipment & Supplies)	145		10,865
Honeywell International, Inc. (Industrial Conglomerates)	415		94,421
Hormel Foods Corp. (Food Products)	191		4,701
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	419		7,764
Howmet Aerospace, Inc. (Aerospace & Defense)	262		54,517
HP, Inc. (Technology Hardware, Storage & Peripherals)	611		11,878
Hubbell, Inc. (Electrical Equipment)	35		17,078
Humana, Inc. (Health Care Providers & Services)	79		15,421
Huntington Bancshares, Inc. (Banks)	1,339		23,406
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	26		10,933
IDEX Corp. (Machinery)	49		9,729
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	52		34,864
Illinois Tool Works, Inc. (Machinery)	172		44,937
Incyte Corp.* (Biotechnology)	108		10,808
Ingersoll Rand, Inc. (Machinery)	235		20,231
Insulet Corp.* (Health Care Equipment & Supplies)	46		11,767
Intel Corp. (Semiconductors & Semiconductor Equipment)	2,927		136,018
Interactive Brokers Group, Inc.—Class A (Capital Markets)	291		21,790
Intercontinental Exchange, Inc. (Capital Markets)	372		64,646
International Business Machines Corp. (IT Services)	610		187,086
International Flavors & Fragrances, Inc. (Chemicals)	167		11,658
International Paper Co. (Containers & Packaging)	345		13,910
Intuit, Inc. (Software)	182		90,803
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	231		116,475
Invesco, Ltd. (Capital Markets)	291		7,941
Invitation Homes, Inc. (Residential REITs)	369		9,863
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	111		25,547
Iron Mountain, Inc. (Specialized REITs)	193		17,781
J.B. Hunt Transport Services, Inc. (Ground Transportation)	49		9,933
Jabil, Inc. (Electronic Equipment, Instruments & Components)	70		16,603
Jack Henry & Associates, Inc. (Financial Services)	47		8,423
Jacobs Solutions, Inc. (Professional Services)	78		10,550
Johnson & Johnson (Pharmaceuticals)	1,572		357,237
Johnson Controls International PLC (Building Products)	399		47,585
JPMorgan Chase & Co. (Banks)	1,777		543,566
Kenvue, Inc.* (Personal Care Products)	1,252		21,785

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Bull ProFund :: 13

Common Stocks, continued

	Shares	Value
Keurig Dr Pepper, Inc. (Beverages)	887		$24,339
KeyCorp (Banks)	607		13,063
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	112		24,229
Kimberly-Clark Corp. (Household Products)	217		21,698
Kimco Realty Corp. (Retail REITs)	443		9,338
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,278		38,966
KKR & Co., Inc. (Capital Markets)	448		51,188
KLA Corp. (Semiconductors & Semiconductor Equipment)	86		122,803
L3Harris Technologies, Inc. (Aerospace & Defense)	122		41,828
Labcorp Holdings, Inc. (Health Care Providers & Services)	54		14,662
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	820		191,437
Lamb Weston Holdings, Inc. (Food Products)	91		4,180
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	198		10,441
Leidos Holdings, Inc. (Professional Services)	84		15,816
Lennar Corp.—Class A (Household Durables)	141		15,418
Lennox International, Inc. (Building Products)	21		10,397
Linde PLC (Chemicals)	305		139,375
Live Nation Entertainment, Inc.* (Entertainment)	103		14,981
Lockheed Martin Corp.—Class B (Aerospace & Defense)	133		84,351
Loews Corp. (Insurance)	111		11,718
Lowe’s Cos., Inc. (Specialty Retail)	366		97,744
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	70		12,215
LyondellBasell Industries N.V.—Class A (Chemicals)	168		8,232
M&T Bank Corp. (Banks)	100		22,157
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	196		34,533
Marriott International, Inc. (Hotels, Restaurants & Leisure)	146		45,910
Marsh & McLennan Cos., Inc. (Insurance)	320		60,221
Martin Marietta Materials, Inc. (Construction Materials)	39		25,426
Masco Corp. (Building Products)	136		8,988
MasterCard, Inc.—Class A (Financial Services)	535		288,253
Match Group, Inc. (Interactive Media & Services)	155		4,828
McCormick & Co., Inc. (Food Products)	165		10,202
McDonald’s Corp. (Hotels, Restaurants & Leisure)	465		146,474
McKesson Corp. (Health Care Providers & Services)	81		67,328
Medtronic PLC (Health Care Equipment & Supplies)	837		86,178
Merck & Co., Inc. (Pharmaceuticals)	1,620		178,637
Meta Platforms, Inc.—Class A (Interactive Media & Services)	1,422		1,018,863
MetLife, Inc. (Insurance)	361		28,476
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	13		17,852
MGM Resorts International (Hotels, Restaurants & Leisure)	134		4,494

Common Stocks, continued

	Shares	Value
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	353		$26,800
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	733		304,107
Microsoft Corp. (Software)	4,851		2,087,337
Mid-America Apartment Communities, Inc. (Residential REITs)	77		10,341
Moderna, Inc.* (Biotechnology)	227		10,004
Molina Healthcare, Inc.* (Health Care Providers & Services)	33		5,926
Molson Coors Beverage Co.—Class B (Beverages)	111		5,332
Mondelez International, Inc.—Class A (Food Products)	843		49,291
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	31		34,849
Monster Beverage Corp.* (Beverages)	466		37,634
Moody’s Corp. (Capital Markets)	100		51,556
Morgan Stanley (Capital Markets)	788		144,046
Motorola Solutions, Inc. (Communications Equipment)	109		43,877
MSCI, Inc. (Capital Markets)	49		29,852
Nasdaq, Inc. (Capital Markets)	294		28,486
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	130		12,526
Netflix, Inc.* (Entertainment)	2,766		230,933
Newmont Corp. (Metals & Mining)	712		79,993
News Corp.—Class A (Media)	245		6,622
News Corp.—Class B (Media)	81		2,519
NextEra Energy, Inc. (Electric Utilities)	1,359		119,455
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	776		47,964
NiSource, Inc. (Multi-Utilities)	312		13,818
Nordson Corp. (Machinery)	35		9,609
Norfolk Southern Corp. (Ground Transportation)	146		42,521
Northern Trust Corp. (Capital Markets)	123		18,380
Northrop Grumman Corp. (Aerospace & Defense)	87		60,227
Norwegian Cruise Lines Holdings, Ltd.* (Hotels, Restaurants & Leisure)	298		6,544
NRG Energy, Inc. (Electric Utilities)	125		19,079
Nucor Corp. (Metals & Mining)	149		26,480
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	15,861		3,031,512
NVR, Inc.* (Household Durables)	2		15,271
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	164		37,087
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	470		21,333
Old Dominion Freight Line, Inc. (Ground Transportation)	120		20,784
Omnicom Group, Inc. (Media)	208		16,024
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	263		15,751
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	411		32,547
Oracle Corp. (Software)	1,098		180,709
O’Reilly Automotive, Inc.* (Specialty Retail)	551		54,224
Otis Worldwide Corp. (Machinery)	254		21,697
PACCAR, Inc. (Machinery)	343		42,158

See accompanying notes to financial statements.

14 :: Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

	Shares		Value
RTX Corp. (Aerospace & Defense)		875		$175,813
S&P Global, Inc. (Capital Markets)		202		106,614
Salesforce, Inc. (Software)		621		131,832
Sandisk Corp.* (Semiconductors)		91		52,439
SBA Communications Corp.—Class A (Specialized REITs)		70		12,888
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)		142		57,892
Sempra (Multi-Utilities)		426		37,066
ServiceNow, Inc.* (Software)		677		79,216
Simon Property Group, Inc. (Retail REITs)		213		40,750
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)		97		5,409
SLB, Ltd. (Energy Equipment & Services)		975		47,170
Smurfit WestRock PLC (Containers & Packaging)		341		14,197
Snap-on, Inc. (Machinery)		34		12,448
Solventum Corp.* (Health Care Equipment & Supplies)		96		7,389
Southwest Airlines Co. (Passenger Airlines)		338		16,062
Stanley Black & Decker, Inc. (Machinery)		101		7,945
Starbucks Corp. (Hotels, Restaurants & Leisure)		742		68,227
State Street Corp. (Capital Markets)		182		23,817
Steel Dynamics, Inc. (Metals & Mining)		89		15,982
STERIS PLC (Health Care Equipment & Supplies)		64		16,806
Stryker Corp. (Health Care Equipment & Supplies)		224		82,781
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)		328		9,548
Synchrony Financial (Consumer Finance)		235		17,068
Synopsys, Inc.* (Software)		122		56,744
Sysco Corp. (Consumer Staples Distribution & Retail)		312		26,161
T. Rowe Price Group, Inc. (Capital Markets)		142		15,007
Take-Two Interactive Software, Inc.* (Entertainment)		113		24,894
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		134		17,006
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		140		28,137
Target Corp. (Consumer Staples Distribution & Retail)		297		31,325
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)		192		42,774
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)		30		18,609
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)		102		24,587
Tesla, Inc.* (Automobiles)		1,834		789,372
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)		593		127,821
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)		38		13,238
Textron, Inc. (Aerospace & Defense)		115		10,127
The AES Corp. (Independent Power/Renewable Electricity Producers)		466		6,827

Common Stocks, continued

	Shares	Value
Packaging Corp. of America (Containers & Packaging)	58		$12,908
Palantir Technologies, Inc.*—Class A (Software)	1,491		218,566
Palo Alto Networks, Inc.* (Software)	447		79,106
Paramount Skydance Corp.*—Class B (Media)	204		2,287
Parker-Hannifin Corp. (Machinery)	83		77,674
Paychex, Inc. (Professional Services)	211		21,760
Paycom Software, Inc. (Professional Services)	32		4,312
PayPal Holdings, Inc.* (Financial Services)	611		32,194
Pentair PLC (Machinery)	107		11,275
PepsiCo, Inc. (Beverages)	893		137,192
Pfizer, Inc. (Pharmaceuticals)	3,712		98,145
PG&E Corp. (Electric Utilities)	1,436		22,143
Philip Morris International, Inc. (Tobacco)	1,016		182,311
Phillips 66 (Oil, Gas & Consumable Fuels)	263		37,756
Pinnacle West Capital Corp. (Electric Utilities)	78		7,298
PNC Financial Services Group, Inc. (Banks)	256		57,165
Pool Corp. (Distributors)	22		5,590
PPG Industries, Inc. (Chemicals)	146		16,882
PPL Corp. (Electric Utilities)	483		17,509
Principal Financial Group, Inc. (Insurance)	131		12,408
Prologis, Inc. (Industrial REITs)	606		79,119
Prudential Financial, Inc. (Insurance)	228		25,333
PTC, Inc.* (Software)	78		12,178
Public Service Enterprise Group, Inc. (Multi-Utilities)	326		26,849
Public Storage (Specialized REITs)	103		28,448
PulteGroup, Inc. (Household Durables)	127		15,886
Qnity Electronics, Inc.* (Semiconductors & Semiconductor Equipment)	137		13,177
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	699		105,961
Quanta Services, Inc. (Construction & Engineering)	97		46,040
Quest Diagnostics, Inc. (Health Care Providers & Services)	73		13,653
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	26		9,189
Raymond James Financial, Inc. (Capital Markets)	115		19,074
Realty Income Corp. (Retail REITs)	600		36,696
Regency Centers Corp. (Retail REITs)	108		7,870
Regeneron Pharmaceuticals, Inc. (Biotechnology)	66		48,936
Regions Financial Corp. (Banks)	573		16,331
Republic Services, Inc. (Commercial Services & Supplies)	131		28,177
ResMed, Inc. (Health Care Equipment & Supplies)	95		24,539
Revvity, Inc. (Life Sciences Tools & Services)	74		8,051
Robinhood Markets, Inc.*—Class A (Capital Markets)	513		51,033
Rockwell Automation, Inc. (Electrical Equipment)	73		30,780
Rollins, Inc. (Commercial Services & Supplies)	192		12,161
Roper Technologies, Inc. (Software)	70		25,986
Ross Stores, Inc. (Specialty Retail)	212		39,994
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	166		53,892

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Bull ProFund :: 15

Common Stocks, continued

	Shares		Value
The Bank of New York Mellon Corp. (Capital Markets)		455		$54,564
The Boeing Co.* (Aerospace & Defense)		511		119,431
The Charles Schwab Corp. (Capital Markets)		1,090		113,273
The Cigna Group (Health Care Providers & Services)		174		47,695
The Clorox Co. (Household Products)		80		9,023
The Coca-Cola Co. (Beverages)		2,527		189,046
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)		130		10,579
The Estee Lauder Cos., Inc. (Personal Care Products)		161		18,560
The Goldman Sachs Group, Inc. (Capital Markets)		196		183,341
The Hartford Financial Services Group, Inc. (Insurance)		182		24,581
The Hershey Co. (Food Products)		97		18,891
The Home Depot, Inc. (Specialty Retail)		650		243,483
The J.M. Smucker Co. (Food Products)		70		7,340
The Kraft Heinz Co. (Food Products)		557		13,223
The Kroger Co. (Consumer Staples Distribution & Retail)		398		25,014
The Mosaic Co. (Chemicals)		208		5,720
The Procter & Gamble Co. (Household Products)		1,525		231,449
The Progressive Corp. (Insurance)		383		79,664
The Sherwin-Williams Co. (Chemicals)		150		53,196
The Southern Co. (Electric Utilities)		719		64,213
The TJX Cos., Inc. (Specialty Retail)		727		108,912
The Trade Desk, Inc.*—Class A (Media)		288		8,735
The Travelers Cos., Inc. (Insurance)		145		41,254
The Walt Disney Co. (Entertainment)		1,166		131,525
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)		797		53,606
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)		245		141,760
TKO Group Holdings, Inc. (Entertainment)		43		8,711
T-Mobile U.S., Inc. (Wireless Telecommunication Services)		314		61,924
Tractor Supply Co. (Specialty Retail)		345		17,554
Trane Technologies PLC (Building Products)		145		60,984
TransDigm Group, Inc.* (Aerospace & Defense)		37		52,819
Trimble, Inc.* (Electronic Equipment, Instruments & Components)		155		10,478
Truist Financial Corp. (Banks)		835		42,936
Tyler Technologies, Inc.* (Software)		28		10,343
Tyson Foods, Inc.—Class A (Food Products)		185		12,086
U.S. Bancorp (Banks)		1,014		56,896
Uber Technologies, Inc.* (Ground Transportation)		1,356		108,548
UDR, Inc. (Residential REITs)		197		7,319
Ulta Beauty, Inc.* (Specialty Retail)		29		18,773
Union Pacific Corp. (Ground Transportation)		387		90,984
United Airlines Holdings, Inc.* (Passenger Airlines)		211		21,590
United Parcel Service, Inc.—Class B (Air Freight & Logistics)		482		51,198
United Rentals, Inc. (Trading Companies & Distributors)		42		32,846

Common Stocks, continued

	Shares	Value
UnitedHealth Group, Inc. (Health Care Providers & Services)	591		$169,577
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	36		7,245
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	199		36,105
Ventas, Inc. (Health Care REITs)	307		23,845
Veralto Corp.* (Commercial Services & Supplies)	162		16,035
VeriSign, Inc. (IT Services)	55		13,433
Verisk Analytics, Inc. (Professional Services)	91		19,789
Verizon Communications, Inc. (Diversified Telecommunication Services)	2,753		122,563
Vertex Pharmaceuticals, Inc.* (Biotechnology)	166		78,003
Viatris, Inc. (Pharmaceuticals)	753		9,857
VICI Properties, Inc. (Specialized REITs)	698		19,600
Visa, Inc.—Class A (Financial Services)	1,101		354,334
Vistra Corp. (Independent Power/Renewable Electricity Producers)	208		32,937
Vulcan Materials Co. (Construction Materials)	86		25,846
W.R. Berkley Corp. (Insurance)	196		13,442
W.W. Grainger, Inc. (Trading Companies & Distributors)	28		30,238
Wabtec Corp. (Machinery)	112		25,776
Walmart, Inc. (Consumer Staples Distribution & Retail)	2,862		340,979
Warner Bros. Discovery, Inc.* (Entertainment)	1,618		44,560
Waste Management, Inc. (Commercial Services & Supplies)	242		53,782
Waters Corp.* (Life Sciences Tools & Services)	39		14,458
WEC Energy Group, Inc. (Multi-Utilities)	212		23,462
Wells Fargo & Co. (Banks)	2,049		185,414
Welltower, Inc. (Health Care REITs)	448		84,385
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	47		10,863
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	223		55,801
Weyerhaeuser Co. (Specialized REITs)	471		12,142
Williams-Sonoma, Inc. (Specialty Retail)	80		16,372
Willis Towers Watson PLC (Insurance)	62		19,683
Workday, Inc.*—Class A (Software)	141		24,764
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	55		5,910
Xcel Energy, Inc. (Electric Utilities)	386		29,359
Xylem, Inc. (Machinery)	159		21,921
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	181		28,146
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	33		7,754
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	129		11,232
Zoetis, Inc. (Pharmaceuticals)	288		35,948
TOTAL COMMON STOCKS (Cost $7,863,308)		38,676,266

See accompanying notes to financial statements.

16 :: Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Repurchase Agreements(b)(c) (22.1%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $11,962,335		$11,960,000		$11,960,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,960,000)			11,960,000
TOTAL INVESTMENT SECURITIES (Cost $19,823,308)—93.4%				50,636,266
Net other assets (liabilities)—6.6%				3,589,895
NET ASSETS—100.0%				$54,226,161

*
Non-income producing security.
(a)
Number of shares is less than 0.50.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $991,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT
Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Futures Contracts	12	3/23/26	$4,179,450		$9,423

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	2/27/26		4.39%		$8,656,440	$(32,966)
S&P 500	UBS AG	2/27/26		4.44%	2,692,344		(16,270)
					$11,348,784		$(49,236)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Bull ProFund :: 17

Bull ProFund invested in the following industries as of January 31, 2026:

	Value		% of Net Assets
Aerospace & Defense		$693,473		1.3%
Air Freight & Logistics		125,613		0.2%
Automobile Components		10,681		NM
Automobiles		875,991		1.6%
Banks		1,376,487		2.6%
Beverages		411,134		0.8%
Biotechnology		657,472		1.2%
Broadline Retail		1,546,226		2.8%
Building Products		181,694		0.3%
Capital Markets		1,336,949		2.5%
Chemicals		401,266		0.8%
Commercial Services & Supplies		176,412		0.3%
Communications Equipment		351,322		0.6%
Construction & Engineering		93,209		0.2%
Construction Materials		104,888		0.2%
Consumer Finance		231,536		0.4%
Consumer Staples Distribution & Retail		730,302		1.3%
Containers & Packaging		73,747		0.1%
Distributors		18,238		NM
Diversified Telecommunication Services		243,863		0.4%
Electric Utilities		568,302		1.1%
Electrical Equipment		359,252		0.7%
Electronic Equipment, Instruments & Components		298,865		0.6%
Energy Equipment & Services		101,696		0.2%
Entertainment		485,376		1.0%
Financial Services		1,372,961		2.5%
Food Products		176,571		0.3%
Gas Utilities		17,466		NM
Ground Transportation		318,686		0.6%
Health Care Equipment & Supplies		752,898		1.4%
Health Care Providers & Services		603,757		1.1%
Health Care REITs		116,057		0.2%
Hotel & Resort REITs		7,764		NM
Hotels, Restaurants & Leisure		704,657		1.3%
Household Durables		94,794		0.2%
Household Products		324,774		0.6%
Independent Power/Renewable Electricity Producers		39,764		0.1%
Industrial Conglomerates		358,946		0.7%
Industrial REITs		79,119		0.1%

	Value		% of Net Assets
Insurance		$658,322		1.2%
Interactive Media & Services		3,334,854		6.2%
IT Services		368,482		0.7%
Leisure Products		7,770		NM
Life Sciences Tools & Services		346,310		0.6%
Machinery		674,101		1.2%
Media		134,792		0.2%
Metals & Mining		178,891		0.3%
Multi-Utilities		227,491		0.4%
Office REITs		11,782		NM
Oil, Gas & Consumable Fuels		1,125,514		2.1%
Passenger Airlines		65,523		0.1%
Personal Care Products		40,345		0.1%
Pharmaceuticals		1,290,230		2.4%
Professional Services		175,753		0.3%
Real Estate Management & Development		49,739		0.1%
Residential REITs		76,056		0.1%
Retail REITs		99,813		0.2%
Semiconductors		52,439		0.1%
Semiconductors & Semiconductor Equipment		5,733,214		10.6%
Software		3,429,336		6.3%
Specialized REITs		277,105		0.6%
Specialty Retail		683,038		1.3%
Technology Hardware, Storage & Peripherals		2,691,310		4.9%
Textiles, Apparel & Luxury Goods		97,711		0.2%
Tobacco		250,252		0.5%
Trading Companies & Distributors		95,561		0.2%
Water Utilities		16,400		NM
Wireless Telecommunication Services		61,924		0.1%
Other**	15,549,895			28.7%
Total	$54,226,161			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

18 :: Communication Services UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Verizon Communications, Inc. (Diversified Telecommunication Services)	28,786		$1,281,553
Warner Bros. Discovery, Inc.* (Entertainment)	38,915		1,071,719
TOTAL COMMON STOCKS (Cost $19,409,935)		26,226,600

Repurchase Agreements(a)(b) (24.5%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $8,877,733		$8,876,000		$8,876,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,876,000)			8,876,000
TOTAL INVESTMENT SECURITIES (Cost $28,285,935)—97.0%				35,102,600
Net other assets (liabilities)—3.0%				1,101,976
NET ASSETS—100.0%				$36,204,576
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $2,542,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Common Stocks (72.5%)

	Shares	Value
Alphabet, Inc.—Class A (Interactive Media & Services)	8,784		$2,968,992
Alphabet, Inc.—Class C (Interactive Media & Services)	7,021		2,376,819
AT&T, Inc. (Diversified Telecommunication Services)	47,116		1,234,910
Charter Communications, Inc.*—Class A (Media)	2,923		602,489
Comcast Corp.—Class A (Media)	41,666		1,239,564
Electronic Arts, Inc. (Entertainment)	5,647		1,151,536
Fox Corp.—Class A (Media)	6,922		503,783
Fox Corp.—Class B (Media)	4,930		323,260
Live Nation Entertainment, Inc.* (Entertainment)	5,246		763,031
Match Group, Inc. (Interactive Media & Services)	7,842		244,278
Meta Platforms, Inc.—Class A (Interactive Media & Services)	7,735		5,542,128
Netflix, Inc.* (Entertainment)	15,051		1,256,609
News Corp.—Class A (Media)	12,440		336,253
News Corp.—Class B (Media)	4,101		127,541
Omnicom Group, Inc. (Media)	10,597		816,393
Paramount Skydance Corp.*—Class B (Media)	10,324		115,732
Take-Two Interactive Software, Inc.* (Entertainment)	4,671		1,029,021
The Trade Desk, Inc.*—Class A (Media)	14,628		443,667
The Walt Disney Co. (Entertainment)	10,559		1,191,055
TKO Group Holdings, Inc. (Entertainment)	2,202		446,081
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	5,883		1,160,186

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Communication Services Select Sector Index	Goldman Sachs International	2/23/26		4.39%		$14,196,549		$340,629
S&P Communication Services Select Sector Index	UBS AG	2/23/26		4.44%	13,852,816		337,594
					$28,049,365		$678,223
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Communication Services UltraSector ProFund :: 19

Communication Services UltraSector ProFund invested in the following industries as of January 31, 2026:

	Value		% of Net Assets
Diversified Telecommunication Services		$2,516,463		7.0%
Entertainment		6,909,052		19.1%
Interactive Media & Services		11,132,217		30.7%
Media		4,508,682		12.5%
Wireless Telecommunication Services		1,160,186		3.2%
Other**	9,977,976			27.5%
Total	$36,204,576			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

20 :: Consumer Discretionary UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks (83.1%)

	Shares	Value
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,098		$271,418
Amazon.com, Inc.* (Broadline Retail)	21,355		5,110,252
Aptiv PLC* (Automobile Components)	1,066		80,750
AutoZone, Inc.* (Specialty Retail)	82		303,752
Best Buy Co., Inc. (Specialty Retail)	964		62,756
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	159		795,293
Carnival Corp.* (Hotels, Restaurants & Leisure)	5,355		160,757
Carvana Co.* (Specialty Retail)	698		279,975
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	6,522		253,510
D.R. Horton, Inc. (Household Durables)	1,351		201,084
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	574		114,427
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	719		85,805
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	153		62,780
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,844		377,319
eBay, Inc. (Broadline Retail)	2,229		203,329
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	577		152,813
Ford Motor Co. (Automobiles)	19,303		267,926
Garmin, Ltd. (Household Durables)	806		162,522
General Motors Co. (Automobiles)	4,601		386,484
Genuine Parts Co. (Distributors)	686		95,347
Hasbro, Inc. (Leisure Products)	658		58,766
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,146		342,092
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	1,501		79,148
Lennar Corp.—Class A (Household Durables)	1,064		116,348
Lowe’s Cos., Inc. (Specialty Retail)	2,767		738,955
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	532		92,834
Marriott International, Inc. (Hotels, Restaurants & Leisure)	1,099		346,561
McDonald’s Corp. (Hotels, Restaurants & Leisure)	3,118		982,170
MGM Resorts International (Hotels, Restaurants & Leisure)	1,012		33,942
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	5,866		362,578
Norwegian Cruise Lines Holdings, Ltd.* (Hotels, Restaurants & Leisure)	2,245		49,300
NVR, Inc.* (Household Durables)	14		106,900
O’Reilly Automotive, Inc.* (Specialty Retail)	4,163		409,681

Common Stocks, continued

	Shares	Value
Pool Corp. (Distributors)	162		$41,163
PulteGroup, Inc. (Household Durables)	961		120,211
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	191		67,501
Ross Stores, Inc. (Specialty Retail)	1,604		302,595
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,251		406,137
Starbucks Corp. (Hotels, Restaurants & Leisure)	5,608		515,656
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	1,009		128,052
Tesla, Inc.* (Automobiles)	9,912		4,266,224
The Home Depot, Inc. (Specialty Retail)	3,511		1,315,184
The TJX Cos., Inc. (Specialty Retail)	5,489		822,307
Tractor Supply Co. (Specialty Retail)	2,606		132,593
Ulta Beauty, Inc.* (Specialty Retail)	221		143,067
Williams-Sonoma, Inc. (Specialty Retail)	601		122,995
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	416		44,699
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	1,369		212,880
TOTAL COMMON STOCKS (Cost $6,124,613)		21,788,838

Repurchase Agreements(a)(b) (18.0%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $4,704,918		$4,704,000		$4,704,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,704,000)			4,704,000
TOTAL INVESTMENT SECURITIES (Cost $10,828,613)—101.1%				26,492,838
Net other assets (liabilities)—(1.1)%				(296,156)
NET ASSETS—100.0%				$26,196,682
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $3,383,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Consumer Discretionary UltraSector ProFund :: 21

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Discretionary Select Sector Index	Goldman Sachs International	2/23/26		4.39%		$8,837,147	$(155,128)
S&P Consumer Discretionary Select Sector Index	UBS AG	2/23/26		4.44%	8,687,738		(157,616)
					$17,524,885		$(312,744)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Discretionary UltraSector ProFund invested in the following industries as of January 31, 2026:

	Value		% of Net Assets
Automobile Components		$80,750		0.3%
Automobiles		4,920,634		18.8%
Broadline Retail		5,313,581		20.2%
Distributors		136,510		0.5%
Hotels, Restaurants & Leisure		5,200,902		19.9%
Household Durables		707,065		2.7%
Leisure Products		58,766		0.2%
Specialty Retail		4,633,860		17.7%
Textiles, Apparel & Luxury Goods		736,770		2.8%
Other**	4,407,844			16.9%
Total		$26,196,682		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

22 :: Consumer Staples UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks (76.4%)

	Shares	Value
Altria Group, Inc. (Tobacco)	4,597		$284,968
Archer-Daniels-Midland Co. (Food Products)	1,986		133,678
Brown-Forman Corp.—Class B (Beverages)	728		19,925
Bunge Global SA (Food Products)	559		63,659
Campbell Soup Co. (Food Products)	812		22,720
Church & Dwight Co., Inc. (Household Products)	992		95,480
Colgate-Palmolive Co. (Household Products)	3,331		300,756
Conagra Brands, Inc. (Food Products)	1,977		36,594
Constellation Brands, Inc.—Class A (Beverages)	583		91,356
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	623		585,776
Dollar General Corp. (Consumer Staples Distribution & Retail)	910		130,521
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	784		92,191
General Mills, Inc. (Food Products)	2,205		102,003
Hormel Foods Corp. (Food Products)	1,205		29,655
Kenvue, Inc.* (Personal Care Products)	7,918		137,774
Keurig Dr Pepper, Inc. (Beverages)	5,615		154,076
Kimberly-Clark Corp. (Household Products)	1,372		137,186
Lamb Weston Holdings, Inc. (Food Products)	576		26,456
McCormick & Co., Inc. (Food Products)	1,047		64,736
Molson Coors Beverage Co.—Class B (Beverages)	700		33,628
Mondelez International, Inc.—Class A (Food Products)	5,006		292,701
Monster Beverage Corp.* (Beverages)	2,948		238,080
PepsiCo, Inc. (Beverages)	1,921		295,123
Philip Morris International, Inc. (Tobacco)	2,187		392,435
Sysco Corp. (Consumer Staples Distribution & Retail)	1,979		165,939
Target Corp. (Consumer Staples Distribution & Retail)	1,878		198,073
The Clorox Co. (Household Products)	504		56,846
The Coca-Cola Co. (Beverages)	5,439		406,892
The Estee Lauder Cos., Inc. (Personal Care Products)	1,016		117,124

Common Stocks, continued

	Shares	Value
The Hershey Co. (Food Products)	612		$119,187
The J.M. Smucker Co. (Food Products)	441		46,243
The Kraft Heinz Co. (Food Products)	3,522		83,612
The Kroger Co. (Consumer Staples Distribution & Retail)	2,520		158,382
The Procter & Gamble Co. (Household Products)	3,283		498,261
Tyson Foods, Inc.—Class A (Food Products)	1,170		76,436
Walmart, Inc. (Consumer Staples Distribution & Retail)	6,161		734,022
TOTAL COMMON STOCKS (Cost $5,199,556)		6,422,494

Repurchase Agreements(a)(b) (21.9%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $1,842,360		$1,842,000		$1,842,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,842,000)				1,842,000
TOTAL INVESTMENT SECURITIES (Cost $7,041,556)—98.3%				8,264,494
Net other assets (liabilities)—1.7%				144,037
NET ASSETS—100.0%				$8,408,531
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $1,043,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Staples Select Sector Index	Goldman Sachs International	2/23/26		4.39%		$1,721,890		$10,405
S&P Consumer Staples Select Sector Index	UBS AG	2/23/26		4.44%	4,487,374		53,434
					$6,209,264		$63,839
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Consumer Staples UltraSector ProFund :: 23

Consumer Staples UltraSector ProFund invested in the following industries as of January 31, 2026:

	Value		% of Net Assets
Beverages		$1,239,080		14.7%
Consumer Staples Distribution & Retail		2,064,904		24.6%
Food Products		1,097,680		13.1%
Household Products		1,088,529		12.9%
Personal Care Products		254,898		3.0%
Tobacco		677,403		8.1%
Other**	1,986,037			23.6%
Total		$8,408,531		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

24 :: Energy UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks (77.6%)

	Shares	Value
APA Corp. (Oil, Gas & Consumable Fuels)	3,100		$81,871
Baker Hughes Co. (Energy Equipment & Services)	8,625		483,345
Chevron Corp. (Oil, Gas & Consumable Fuels)	14,162		2,505,258
ConocoPhillips (Oil, Gas & Consumable Fuels)	9,246		963,711
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	6,656		192,026
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	5,483		220,471
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	1,628		266,911
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	4,742		531,720
EQT Corp. (Oil, Gas & Consumable Fuels)	5,454		314,859
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	2,082		234,038
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	24,152		3,415,093
Halliburton Co. (Energy Equipment & Services)	7,356		246,573
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	17,111		521,714
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	2,627		462,851
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	6,286		285,322
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	5,500		435,545
Phillips 66 (Oil, Gas & Consumable Fuels)	3,522		505,618
SLB, Ltd. (Energy Equipment & Services)	13,059		631,795
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	1,876		377,038

Common Stocks, continued

	Shares	Value
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	506		$176,270
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	9,337		628,007
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	2,666		483,692
TOTAL COMMON STOCKS (Cost $3,311,757)		13,963,728

Repurchase Agreements(a)(b) (20.3%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $3,657,714		$3,657,000		$3,657,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,657,000)			3,657,000
TOTAL INVESTMENT SECURITIES (Cost $6,968,757)—97.9%				17,620,728
Net other assets (liabilities)—2.1%				378,895
NET ASSETS—100.0%				$17,999,623
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $2,312,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Energy Select Sector Index	Goldman Sachs International	2/23/26		4.39%		$6,781,679		$280,229
S&P Energy Select Sector Index	UBS AG	2/23/26		4.44%	6,210,364		220,343
					$12,992,043		$500,572
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Energy UltraSector ProFund invested in the following industries as of January 31, 2026:

	Value		% of Net Assets
Energy Equipment & Services		$1,361,713		7.6%
Oil, Gas & Consumable Fuels		12,602,015		70.0%
Other**	4,035,895			22.4%
Total		$17,999,623		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Europe 30 ProFund :: 25

Common Stocks (100.9%)

	Shares		Value
Anheuser-Busch InBev S.A./N.V.ADR (Beverages)		3,025		$216,832
ArcelorMittal SAADR (Metals & Mining)		2,777		149,874
Argenx SE*ADR (Biotechnology)		149		125,235
ARM Holdings PLC*ADR (Semiconductors & Semiconductor Equipment)		1,686		177,637
ASML Holding N.V.ADR (Semiconductors & Semiconductor Equipment)		248		352,903
AstraZeneca PLCADR (Pharmaceuticals)		1,835		170,233
Barclays PLCADR (Banks)		6,497		173,795
BioNTech SE*ADR(a) (Biotechnology)		1,240		141,050
BP PLCADR (Oil, Gas & Consumable Fuels)		4,810		182,203
British American Tobacco PLCADR (Tobacco)		3,372		204,613
Diageo PLCADR (Beverages)		1,587		147,274
Equinor ASAADR (Oil, Gas & Consumable Fuels)		6,149		165,101
GSK PLCADR (Pharmaceuticals)		3,521		181,684
Haleon PLC*ADR (Personal Care Products)		13,241		138,633
HSBC Holdings PLCADR (Banks)		3,819		336,109
ING Groep N.V.ADR (Banks)		5,802		170,521
National Grid PLCADR (Multi-Utilities)		2,033		173,354
Nokia OyjADR (Communications Equipment)		19,638		126,272
Novo Nordisk A/SADR (Pharmaceuticals)		5,257		312,424
RELX PLCADR (Professional Services)		3,769		134,930
Rio Tinto PLCADR (Metals & Mining)		2,529		230,215
Ryanair Holdings PLC*ADR (Passenger Airlines)		1,736		122,562
Sanofi S.A.ADR (Pharmaceuticals)		3,868		181,951
SAP SEADR (Software)		1,141		229,387
Shell PLCADR (Oil, Gas & Consumable Fuels)		3,471		267,370
Telefonaktiebolaget LM EricssonADR (Communications Equipment)		12,745		137,646
Tenaris S.A.ADR (Energy Equipment & Services)		2,976		131,837
TotalEnergies S.E. (Oil, Gas & Consumable Fuels)		3,124		226,178
Unilever PLCADR (Household Products)		3,174		216,975
Vodafone Group PLCADR (Wireless Telecommunication Services)		9,323		136,582
TOTAL COMMON STOCKS (Cost $3,954,969)				5,661,380

Collateral for Securities Loaned(b) (2.5%)

Invesco Government & Agency Portfolio— Institutional Shares, 3.69%(c)	140,357	140,357
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $140,357)		140,357
TOTAL INVESTMENT SECURITIES (Cost $4,095,326)—103.4%		5,801,737
Net other assets (liabilities)—(3.4)%		(189,565)
NET ASSETS—100.0%		$5,612,172
*
Non-income producing security.
(a)
All or part of this security was on loan as of January 31, 2026. The total value of securities on loan as of January 31, 2026 was $133,884.
(b)
Securities were purchased with cash collateral held from securities on loan at January 31, 2026.
(c)
Rate periodically changes. Rate disclosed is the daily yield as of January 31, 2026.
ADR
American Depositary Receipt

Europe 30 ProFund invested in the following industries as of January 31, 2026:

	Value		% of Net Assets
Banks		$680,425		12.1%
Beverages		364,106		6.5%
Biotechnology		266,285		4.7%
Communications Equipment		263,918		4.7%
Energy Equipment & Services		131,837		2.3%
Household Products		216,975		3.9%
Metals & Mining		380,089		6.8%
Multi-Utilities		173,354		3.1%
Oil, Gas & Consumable Fuels		840,852		14.9%
Passenger Airlines		122,562		2.2%
Personal Care Products		138,633		2.5%
Pharmaceuticals		846,292		15.1%
Professional Services		134,930		2.4%
Semiconductors & Semiconductor Equipment		530,540		9.6%
Software		229,387		4.1%
Tobacco		204,613		3.6%
Wireless Telecommunication Services		136,582		2.4%
Other**	(49,208)			(0.9)%
Total		$5,612,172		100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of January 31, 2026:

	Value		% of Net Assets
Belgium		$216,832		3.9%
Denmark		312,424		5.6%
Finland		126,272		2.2%
France		408,129		7.2%
Germany		370,437		6.6%
Ireland		122,562		2.2%
Luxembourg		281,711		5.0%
Netherlands		648,659		11.6%
Norway		165,101		2.9%
Sweden		137,646		2.5%
United Kingdom		2,871,607		51.2%
Other**	(49,208)			(0.9)%
Total		$5,612,172		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

26 :: Falling U.S. Dollar ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Repurchase Agreements(a)(b) (99.4%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $1,693,330		$1,693,000		$1,693,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,693,000)				1,693,000
TOTAL INVESTMENT SECURITIES (Cost $1,693,000)—99.4%				1,693,000
Net other assets (liabilities)—0.6%				9,947
NET ASSETS—100.0%				$1,702,947
(a)
A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $26,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of January 31, 2026, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$21,542	British pound	16,058	2/6/26	$21,969	$(427)
U.S. dollar	16,748	Canadian dollar	23,182	2/6/26	17,031	(283)
U.S. dollar	101,336	Euro	86,796	2/6/26	102,897	(1,561)
U.S. dollar	25,487	Japanese yen	4,033,867	2/6/26	26,081	(594)
U.S. dollar	7,944	Swedish krona	72,526	2/6/26	8,146	(202)
U.S. dollar	6,033	Swiss franc	4,801	2/6/26	6,216	(183)
Total Short Contracts	$179,090				$182,340	$(3,250)
Long:
British pound	111,426	U.S. dollar	$150,285	2/6/26	$152,441	$2,156
Canadian dollar	191,827	U.S. dollar	139,212	2/6/26	140,928	1,716
Euro	436,278	U.S. dollar	510,985	6/2/26	517,212	6,227
Japanese yen	20,704,499	U.S. dollar	132,324	2/6/26	133,867	1,543
Swedish krona	402,868	U.S. dollar	44,054	2/6/26	45,252	1,198
Swiss franc	37,184	U.S. dollar	46,887	2/6/26	48,139	1,252
Total Long Contracts			$1,023,747		$1,037,839	$14,092

As of January 31, 2026, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$111,276	British pound	82,478	2/6/26	$112,838	$(1,562)
U.S. dollar	85,742	Canadian dollar	118,432	2/6/26	87,007	(1,265)
U.S. dollar	534,616	Euro	456,752	2/6/26	541,485	(6,869)
U.S. dollar	128,726	Japanese yen	20,216,084	2/6/26	130,708	(1,982)
U.S. dollar	39,058	Swedish krona	356,646	2/6/26	40,061	(1,003)
U.S. dollar	33,441	Swiss franc	26,525	2/6/26	34,339	(898)
Total Short Contracts	$932,859				$946,438	$(13,579)
Long:
British pound	136,030	U.S. dollar	$183,568	2/6/26	$186,101	$2,533
Canadian dollar	162,642	U.S. dollar	117,954	2/6/26	119,487	1,533
Euro	939,356	U.S. dollar	1,101,010	2/6/26	1,113,617	12,607
Japanese yen	39,536,554	U.S. dollar	252,755	2/6/26	255,627	2,872
Swedish krona	667,448	U.S. dollar	73,034	2/6/26	74,971	1,937
Swiss franc	41,878	U.S. dollar	52,911	2/6/26	54,216	1,305
Total Long Contracts			$1,781,232		$1,804,019	$22,787
				Total unrealized appreciation		$36,879
				Total unrealized (depreciation)		(16,829)
				Total net unrealized appreciation/(depreciation)		$20,050

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 27

Common Stocks (77.2%)

	Shares	Value
Aflac, Inc. (Insurance)	388	$43,049
Allstate Corp. (Insurance)	215	42,783
American Express Co. (Consumer Finance)	442	155,660
American International Group, Inc. (Insurance)	444	33,247
Ameriprise Financial, Inc. (Capital Markets)	76	40,066
Aon PLC—Class A (Insurance)	177	61,886
Apollo Global Management, Inc. (Financial Services)	382	51,394
Arch Capital Group, Ltd.* (Insurance)	297	28,524
Ares Management Corporation—Class A (Capital Markets)	170	25,444
Arthur J. Gallagher & Co. (Insurance)	211	52,617
Assurant, Inc. (Insurance)	41	9,763
Bank of America Corp. (Banks)	5,531	294,249
Berkshire Hathaway, Inc.*—Class B (Financial Services)	1,510	725,601
BlackRock, Inc. (Capital Markets)	119	133,154
Blackstone, Inc. (Capital Markets)	608	86,591
Block, Inc.* (Financial Services)	451	27,254
Brown & Brown, Inc. (Insurance)	242	17,448
Capital One Financial Corp. (Consumer Finance)	523	114,500
Cboe Global Markets, Inc. (Capital Markets)	86	22,795
Chubb, Ltd. (Insurance)	301	93,177
Cincinnati Financial Corp. (Insurance)	128	20,594
Citigroup, Inc. (Banks)	1,473	170,441
Citizens Financial Group, Inc. (Banks)	354	22,295
CME Group, Inc. (Capital Markets)	297	85,851
Coinbase Global, Inc.*—Class A (Capital Markets)	188	36,611
Corpay, Inc.* (Software)	58	18,249
Erie Indemnity Co.—Class A (Insurance)	21	5,943
Everest Group, Ltd. (Insurance)	35	11,595
FactSet Research Systems, Inc. (Capital Markets)	31	7,885
Fidelity National Information Services, Inc. (Financial Services)	426	23,537
Fifth Third Bancorp (Banks)	740	37,163
First Horizon Corp. (Banks)	1	18
Fiserv, Inc.* (Financial Services)	443	28,232
Franklin Resources, Inc. (Capital Markets)	253	6,735
Global Payments, Inc. (Financial Services)	195	13,989
Globe Life, Inc. (Insurance)	66	9,255
Huntington Bancshares, Inc. (Banks)	1,674	29,262
Interactive Brokers Group, Inc.—Class A (Capital Markets)	367	27,481
Intercontinental Exchange, Inc. (Capital Markets)	469	81,503
Invesco, Ltd. (Capital Markets)	366	9,988
Jack Henry & Associates, Inc. (Financial Services)	60	10,753
JPMorgan Chase & Co. (Banks)	2,241	685,498
KeyCorp (Banks)	765	16,463
KKR & Co., Inc. (Capital Markets)	565	64,557
Loews Corp. (Insurance)	140	14,780
M&T Bank Corp. (Banks)	127	28,139
Marsh & McLennan Cos., Inc. (Insurance)	403	75,841
MasterCard, Inc.—Class A (Financial Services)	675	363,683
MetLife, Inc. (Insurance)	456	35,969
Moody’s Corp. (Capital Markets)	126	64,961
Morgan Stanley (Capital Markets)	994	181,703
MSCI, Inc. (Capital Markets)	62	37,772

Common Stocks, continued

	Shares	Value
Nasdaq, Inc. (Capital Markets)	371		$35,946
Northern Trust Corp. (Capital Markets)	156		23,311
PayPal Holdings, Inc.* (Financial Services)	770		40,571
PNC Financial Services Group, Inc. (Banks)	323		72,126
Principal Financial Group, Inc. (Insurance)	165		15,629
Prudential Financial, Inc. (Insurance)	288		32,000
Raymond James Financial, Inc. (Capital Markets)	145		24,050
Regions Financial Corp. (Banks)	722		20,577
Robinhood Markets, Inc.*—Class A (Capital Markets)	647		64,364
S&P Global, Inc. (Capital Markets)	255		134,586
State Street Corp. (Capital Markets)	230		30,098
Synchrony Financial (Consumer Finance)	297		21,571
T. Rowe Price Group, Inc. (Capital Markets)	180		19,022
The Bank of New York Mellon Corp. (Capital Markets)	574		68,834
The Charles Schwab Corp. (Capital Markets)	1,375		142,890
The Goldman Sachs Group, Inc. (Capital Markets)	247		231,046
The Hartford Financial Services Group, Inc. (Insurance)	229		30,929
The Progressive Corp. (Insurance)	483		100,463
The Travelers Cos., Inc. (Insurance)	184		52,350
Truist Financial Corp. (Banks)	1,053		54,145
U.S. Bancorp (Banks)	1,280		71,821
Visa, Inc.—Class A (Financial Services)	1,389		447,022
W.R. Berkley Corp. (Insurance)	247		16,939
Wells Fargo & Co. (Banks)	2,584		233,826
Willis Towers Watson PLC (Insurance)	79		25,080
TOTAL COMMON STOCKS (Cost $1,772,964)		6,295,144

Repurchase Agreements(a)(b) (14.8%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $1,210,236		$1,210,000		$1,210,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,210,000)				1,210,000
TOTAL INVESTMENT SECURITIES (Cost $2,982,964)—92.0%				7,505,144
Net other assets (liabilities)—8.0%				653,697
NET ASSETS—100.0%				$8,158,841
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $926,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

28 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Financial Select Sector Index	Goldman Sachs International	2/23/26		4.39%		$2,363,201		$14,258
S&P Financial Select Sector Index	UBS AG	2/23/26		4.44%	3,576,719		18,070
					$5,939,920		$32,328
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Financials UltraSector ProFund invested in the following industries as of January 31, 2026:

	Value		% of Net Assets
Banks		$1,736,023		21.3%
Capital Markets		1,687,244		20.7%
Consumer Finance		291,731		3.6%
Financial Services		1,732,036		21.2%
Insurance		829,861		10.2%
Software		18,249		0.2%
Other**	1,863,697			22.8%
Total		$8,158,841		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Health Care UltraSector ProFund :: 29

Common Stocks (83.2%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	9,843		$1,075,839
AbbVie, Inc. (Biotechnology)	10,004		2,230,992
Agilent Technologies, Inc. (Life Sciences Tools & Services)	1,605		214,829
Align Technology, Inc.* (Health Care Equipment & Supplies)	378		61,625
Amgen, Inc. (Biotechnology)	3,048		1,042,050
Baxter International, Inc. (Health Care Equipment & Supplies)	2,910		58,404
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	1,622		330,045
Biogen, Inc.* (Biotechnology)	830		149,309
Bio-Techne Corp. (Life Sciences Tools & Services)	882		56,527
Boston Scientific Corp.* (Health Care Equipment & Supplies)	8,390		784,716
Bristol-Myers Squibb Co. (Pharmaceuticals)	11,524		634,396
Cardinal Health, Inc. (Health Care Providers & Services)	1,345		289,014
Cencora, Inc. (Health Care Providers & Services)	1,097		394,064
Centene Corp.* (Health Care Providers & Services)	2,641		114,408
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	279		58,724
CVS Health Corp. (Health Care Providers & Services)	7,185		535,426
Danaher Corp. (Life Sciences Tools & Services)	3,558		778,811
DaVita, Inc.* (Health Care Providers & Services)	200		21,868
Dexcom, Inc.* (Health Care Equipment & Supplies)	2,208		161,272
Edwards LifeSciences Corp.* (Health Care Equipment & Supplies)	3,285		267,268
Elevance Health, Inc. (Health Care Providers & Services)	1,258		434,941
Eli Lilly & Co. (Pharmaceuticals)	4,495		4,661,988
GE HealthCare Technologies, Inc.* (Health Care Equipment & Supplies)	2,578		203,585
Gilead Sciences, Inc. (Biotechnology)	7,023		996,915
HCA Healthcare, Inc. (Health Care Providers & Services)	904		441,396
Henry Schein, Inc.* (Health Care Providers & Services)	566		42,722
Hologic, Inc.* (Health Care Equipment & Supplies)	1,260		94,412
Humana, Inc. (Health Care Providers & Services)	681		132,931
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	452		303,048
Incyte Corp.* (Biotechnology)	933		93,365
Insulet Corp.* (Health Care Equipment & Supplies)	398		101,812
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	2,007		1,011,969
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	964		221,865
Johnson & Johnson (Pharmaceuticals)	13,638		3,099,235
Labcorp Holdings, Inc. (Health Care Providers & Services)	469		127,343

Common Stocks, continued

	Shares	Value
McKesson Corp. (Health Care Providers & Services)	699		$581,016
Medtronic PLC (Health Care Equipment & Supplies)	7,260		747,490
Merck & Co., Inc. (Pharmaceuticals)	14,050		1,549,294
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	116		159,296
Moderna, Inc.* (Biotechnology)	1,968		86,730
Molina Healthcare, Inc.* (Health Care Providers & Services)	291		52,261
Pfizer, Inc. (Pharmaceuticals)	32,184		850,945
Quest Diagnostics, Inc. (Health Care Providers & Services)	630		117,829
Regeneron Pharmaceuticals, Inc. (Biotechnology)	570		422,627
ResMed, Inc. (Health Care Equipment & Supplies)	826		213,364
Revvity, Inc. (Life Sciences Tools & Services)	642		69,850
Solventum Corp.* (Health Care Equipment & Supplies)	835		64,270
STERIS PLC (Health Care Equipment & Supplies)	556		146,006
Stryker Corp. (Health Care Equipment & Supplies)	1,948		719,903
The Cigna Group (Health Care Providers & Services)	1,512		414,454
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	1,125		91,553
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	2,128		1,231,281
UnitedHealth Group, Inc. (Health Care Providers & Services)	5,128		1,471,377
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	313		62,994
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,436		674,776
Viatris, Inc. (Pharmaceuticals)	6,517		85,308
Waters Corp.* (Life Sciences Tools & Services)	337		124,933
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	407		94,066
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	1,122		97,693
Zoetis, Inc. (Pharmaceuticals)	2,495		311,426
TOTAL COMMON STOCKS (Cost $24,062,952)		31,667,856

Repurchase Agreements(a)(b) (17.5%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $6,648,298		$6,647,000		$6,647,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,647,000)			6,647,000
TOTAL INVESTMENT SECURITIES (Cost $30,709,952)—100.7%				38,314,856
Net other assets (liabilities)—(0.7)%				(275,622)
NET ASSETS—100.0%				$38,039,234

See accompanying notes to financial statements.

30 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $5,262,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Health Care Select Sector Index	Goldman Sachs International	2/23/26		4.39%		$10,489,427	$(210,207)
S&P Health Care Select Sector Index	UBS AG	2/23/26		4.14%	14,936,219		(271,521)
					$25,425,646		$(481,728)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Health Care UltraSector ProFund invested in the following industries as of January 31, 2026:

	Value		% of Net Assets
Biotechnology		$5,696,764		15.0%
Health Care Equipment & Supplies		6,534,274		17.2%
Health Care Providers & Services		5,234,044		13.8%
Life Sciences Tools & Services		3,010,182		7.9%
Pharmaceuticals		11,192,592		29.3%
Other**	6,371,378			16.8%
Total		$38,039,234		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 31

Common Stocks (73.2%)

	Shares	Value
3M Co. (Industrial Conglomerates)	872		$133,556
A.O. Smith Corp. (Building Products)	186		13,669
Allegion PLC (Building Products)	141		23,320
AMETEK, Inc. (Electrical Equipment)	378		84,664
Automatic Data Processing, Inc. (Professional Services)	664		163,889
Axon Enterprise, Inc.* (Aerospace & Defense)	129		62,382
Broadridge Financial Solutions, Inc. (Professional Services)	192		37,845
Builders FirstSource, Inc.* (Building Products)	181		20,706
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	194		37,820
Carrier Global Corp. (Building Products)	1,299		77,394
Caterpillar, Inc. (Machinery)	768		504,853
Cintas Corp. (Commercial Services & Supplies)	560		107,178
Comfort Systems USA, Inc. (Construction & Engineering)	58		66,242
Copart, Inc.* (Commercial Services & Supplies)	1,461		59,287
CSX Corp. (Ground Transportation)	3,055		115,357
Cummins, Inc. (Machinery)	226		130,813
Dayforce, Inc.* (Professional Services)	263		18,218
Deere & Co. (Machinery)	413		218,064
Delta Air Lines, Inc. (Passenger Airlines)	1,065		70,173
Dover Corp. (Machinery)	225		45,335
Eaton Corp. PLC (Electrical Equipment)	637		223,855
EMCOR Group, Inc. (Construction & Engineering)	73		52,613
Emerson Electric Co. (Electrical Equipment)	922		135,497
Equifax, Inc. (Professional Services)	201		40,481
Expeditors International of Washington, Inc. (Air Freight & Logistics)	220		35,319
Fastenal Co. (Trading Companies & Distributors)	1,884		81,690
FedEx Corp. (Air Freight & Logistics)	356		114,721
Fortive Corp. (Machinery)	521		27,514
GE Vernova, Inc. (Electrical Equipment)	445		323,234
Generac Holdings, Inc.* (Electrical Equipment)	96		16,132
General Dynamics Corp. (Aerospace & Defense)	416		146,053
General Electric Co. (Industrial Conglomerates)	1,731		531,053
Honeywell International, Inc. (Industrial Conglomerates)	1,042		237,076
Howmet Aerospace, Inc. (Aerospace & Defense)	660		137,333
Hubbell, Inc. (Electrical Equipment)	87		42,451
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	64		26,913
IDEX Corp. (Machinery)	123		24,422
Illinois Tool Works, Inc. (Machinery)	433		113,126
Ingersoll Rand, Inc. (Machinery)	590		50,793
J.B. Hunt Transport Services, Inc. (Ground Transportation)	123		24,935
Jacobs Solutions, Inc. (Professional Services)	196		26,511
Johnson Controls International PLC (Building Products)	1,003		119,618
L3Harris Technologies, Inc. (Aerospace & Defense)	307		105,255
Leidos Holdings, Inc. (Professional Services)	210		39,539
Lennox International, Inc. (Building Products)	52		25,744
Lockheed Martin Corp.—Class B (Aerospace & Defense)	334		211,829
Masco Corp. (Building Products)	341		22,537

Common Stocks, continued

	Shares		Value
Nordson Corp. (Machinery)		88		$24,159
Norfolk Southern Corp. (Ground Transportation)		368		107,176
Northrop Grumman Corp. (Aerospace & Defense)		220		152,297
Old Dominion Freight Line, Inc. (Ground Transportation)		302		52,306
Otis Worldwide Corp. (Machinery)		639		54,583
PACCAR, Inc. (Machinery)		862		105,948
Parker-Hannifin Corp. (Machinery)		207		193,719
Paychex, Inc. (Professional Services)		531		54,762
Paycom Software, Inc. (Professional Services)		80		10,780
Pentair PLC (Machinery)		269		28,345
Quanta Services, Inc. (Construction & Engineering)		245		116,284
Republic Services, Inc. (Commercial Services & Supplies)		330		70,980
Rockwell Automation, Inc. (Electrical Equipment)		184		77,584
Rollins, Inc. (Commercial Services & Supplies)		482		30,530
RTX Corp. (Aerospace & Defense)		2,200		442,047
Snap-on, Inc. (Machinery)		85		31,119
Southwest Airlines Co. (Passenger Airlines)		849		40,344
Stanley Black & Decker, Inc. (Machinery)		254		19,980
Textron, Inc. (Aerospace & Defense)		289		25,449
The Boeing Co.* (Aerospace & Defense)		1,285		300,330
Trane Technologies PLC (Building Products)		364		153,092
TransDigm Group, Inc.* (Aerospace & Defense)		92		131,334
Uber Technologies, Inc.* (Ground Transportation)		3,409		272,891
Union Pacific Corp. (Ground Transportation)		973		228,752
United Airlines Holdings, Inc.* (Passenger Airlines)		531		54,332
United Parcel Service, Inc.—Class B (Air Freight & Logistics)		1,213		128,845
United Rentals, Inc. (Trading Companies & Distributors)		104		81,334
Veralto Corp.* (Commercial Services & Supplies)		407		40,285
Verisk Analytics, Inc. (Professional Services)		229		49,798
W.W. Grainger, Inc. (Trading Companies & Distributors)		72		77,756
Wabtec Corp. (Machinery)		281		64,669
Waste Management, Inc. (Commercial Services & Supplies)		608		135,122
Xylem, Inc. (Machinery)		399		55,010
TOTAL COMMON STOCKS (Cost $5,408,415)				8,338,951

Repurchase Agreements(a)(b) (19.9%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $2,273,444		$2,273,000		$2,273,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,273,000)			2,273,000
TOTAL INVESTMENT SECURITIES (Cost $7,681,415)—93.1%				10,611,951
Net other assets (liabilities)—6.9%				786,336
NET ASSETS—100.0%				$11,398,287

See accompanying notes to financial statements.

32 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $1,383,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Industrials Select Sector Index	Goldman Sachs International	2/23/26		4.39%		$2,495,926		$19,381
S&P Industrials Select Sector Index	UBS AG	2/23/26		4.44%	6,309,889		3,418
					$8,805,815		$22,799
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Industrials UltraSector ProFund invested in the following industries as of January 31, 2026:

	Value		% of Net Assets
Aerospace & Defense		$1,741,222		15.4%
Air Freight & Logistics		316,705		2.8%
Building Products		456,080		4.0%
Commercial Services & Supplies		443,382		3.9%
Construction & Engineering		235,139		2.1%
Electrical Equipment		903,417		7.9%
Ground Transportation		801,417		7.0%
Industrial Conglomerates		901,685		7.9%
Machinery		1,692,452		14.8%
Passenger Airlines		164,849		1.4%
Professional Services		441,823		3.9%
Trading Companies & Distributors		240,780		2.1%
Other**	3,059,336			26.8%
Total		$11,398,287		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Internet UltraSector ProFund :: 33

Common Stocks, continued

	Shares	Value
Netflix, Inc.* (Entertainment)	66,189		$5,526,120
Nutanix, Inc.*—Class A (Software)	8,381		329,625
Okta, Inc.* (IT Services)	5,214		440,479
Paycom Software, Inc. (Professional Services)	1,512		203,742
PayPal Holdings, Inc.* (Financial Services)	28,960		1,525,902
ROBLOX Corp.*—Class A (Entertainment)	20,267		1,332,758
Salesforce, Inc. (Software)	12,578		2,670,183
Snowflake, Inc.*—CLASS A (IT Services)	10,486		2,020,651
Veeva Systems, Inc.*—Class A (Health Care Technology)	4,667		951,695
VeriSign, Inc. (IT Services)	2,582		630,602
Workday, Inc.*—Class A (Software)	6,716		1,179,531
Zoom Video Communications, Inc.* (Software)	8,246		759,457
TOTAL COMMON STOCKS (Cost $27,510,430)		70,535,000

Repurchase Agreements(a)(b) (15.9%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $13,237,584		$13,235,000		$13,235,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,235,000)			13,235,000
TOTAL INVESTMENT SECURITIES (Cost $40,745,430)—100.6%				83,770,000
Net other assets (liabilities)—(0.6)%				(518,562)
NET ASSETS—100.0%				$83,251,438
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $10,224,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Common Stocks (84.7%)

	Shares	Value
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	13,166		$1,703,285
Akamai Technologies, Inc.* (IT Services)	4,452		432,512
Alphabet, Inc.—Class A (Interactive Media & Services)	12,803		4,327,414
Alphabet, Inc.—Class C (Interactive Media & Services)	10,233		3,464,177
Amazon.com, Inc.* (Broadline Retail)	31,860		7,624,098
Arista Networks, Inc.* (Communications Equipment)	25,106		3,558,524
Atlassian Corp.*—Class A (Software)	5,201		614,654
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	630		3,151,160
Box, Inc.*—Class A (Software)	4,484		113,669
Carvana Co.* (Specialty Retail)	4,377		1,755,658
Ciena Corp.* (Communications Equipment)	4,366		1,099,402
Cisco Systems, Inc. (Communications Equipment)	61,560		4,821,380
Cloudflare, Inc.*—Class A (IT Services)	9,757		1,730,404
Confluent, Inc.*—Class A (Software)	9,246		282,373
Copart, Inc.* (Commercial Services & Supplies)	27,557		1,118,263
CoreWeave, Inc.*—Class A (IT Services)	7,056		657,549
Datadog, Inc.*—Class A (Software)	10,072		1,302,511
DocuSign, Inc.* (Software)	6,225		327,062
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	11,570		2,367,453
DraftKings, Inc.* (Hotels, Restaurants & Leisure)	15,406		423,819
Dropbox, Inc.*—Class A (Software)	5,398		137,541
Duolingo, Inc.* (Diversified Consumer Services)	1,238		165,966
eBay, Inc. (Broadline Retail)	13,989		1,276,077
F5, Inc.* (Communications Equipment)	1,785		491,964
Flutter Entertainment PLC* (Hotels, Restaurants & Leisure)	5,425		895,939
GoDaddy, Inc.*—Class A (IT Services)	4,183		420,475
HubSpot, Inc.* (Software)	1,621		453,880
MARA Holdings, Inc.* (Software)	11,704		111,188
Meta Platforms, Inc.—Class A (Interactive Media & Services)	11,355		8,135,858

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Composite Internet Index	Goldman Sachs International	2/23/26		4.39%		$27,124,436	$(226,735)
Dow Jones Composite Internet Index	UBS AG	2/23/26		4.44%	27,225,936		(198,894)
					$54,350,372		$(425,629)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

34 :: Internet UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Internet UltraSector ProFund invested in the following industries as of January 31, 2026:

	Value		% of Net Assets
Broadline Retail		$8,900,175		10.7%
Commercial Services & Supplies		1,118,263		1.4%
Communications Equipment		9,971,270		12.0%
Diversified Consumer Services		165,966		0.2%
Entertainment		6,858,878		8.2%
Financial Services		1,525,902		1.8%
Health Care Technology		951,695		1.1%
Hotels, Restaurants & Leisure		8,541,656		10.3%
Interactive Media & Services		15,927,449		19.2%
IT Services		6,332,672		7.6%
Professional Services		203,742		0.2%
Software		8,281,674		9.9%
Specialty Retail		1,755,658		2.1%
Other**	12,716,438			15.3%
Total		$83,251,438		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 35

Common Stocks (99.7%)

	Shares	Value
AbbVie, Inc. (Biotechnology)	495		$110,390
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	994		235,310
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	120		15,524
Allegion PLC (Building Products)	27		4,466
Alphabet, Inc.—Class A (Interactive Media & Services)	3,552		1,200,575
Alphabet, Inc.—Class C (Interactive Media & Services)	2,840		961,425
Amazon.com, Inc.* (Broadline Retail)	3,150		753,796
American Express Co. (Consumer Finance)	222		78,182
Amgen, Inc. (Biotechnology)	223		76,239
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	745		107,340
Apollo Global Management, Inc. (Financial Services)	149		20,046
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4,511		1,170,514
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	485		156,325
AppLovin Corp.*—Class A (Software)	165		78,063
Arista Networks, Inc.* (Communications Equipment)	626		88,729
Autodesk, Inc.* (Software)	77		19,471
AutoZone, Inc.* (Specialty Retail)	8		29,634
Axon Enterprise, Inc.* (Aerospace & Defense)	32		15,475
Berkshire Hathaway, Inc.*—Class B (Financial Services)	1,120		538,193
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	20		100,038
Boston Scientific Corp.* (Health Care Equipment & Supplies)	603		56,398
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,884		955,469
Cadence Design Systems, Inc.* (Software)	105		31,118
Carnival Corp.* (Hotels, Restaurants & Leisure)	655		19,663
Carvana Co.* (Specialty Retail)	45		18,050
Caterpillar, Inc. (Machinery)	287		188,662
Cboe Global Markets, Inc. (Capital Markets)	33		8,747
Cincinnati Financial Corp. (Insurance)	53		8,527
Cisco Systems, Inc. (Communications Equipment)	1,268		99,310
CME Group, Inc. (Capital Markets)	123		35,554
Comfort Systems USA, Inc. (Construction & Engineering)	23		26,268
Constellation Energy Corp. (Electric Utilities)	126		35,365
Corning, Inc. (Electronic Equipment, Instruments & Components)	321		33,143
Crowdstrike Holdings, Inc.*—Class A (Software)	153		67,535
Cummins, Inc. (Machinery)	58		33,572
Datadog, Inc.*—Class A (Software)	198		25,605
Dayforce, Inc.* (Professional Services)	38		2,632
Dexcom, Inc.* (Health Care Equipment & Supplies)	115		8,400
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	228		46,653
eBay, Inc. (Broadline Retail)	197		17,970

Common Stocks, continued

	Shares	Value
Edwards LifeSciences Corp.* (Health Care Equipment & Supplies)	157	$12,774
Electronic Arts, Inc. (Entertainment)	65	13,255
Eli Lilly & Co. (Pharmaceuticals)	484	501,980
EMCOR Group, Inc. (Construction & Engineering)	27	19,460
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	72	19,068
Fair Isaac Corp.* (Software)	8	11,705
First Horizon Corp. (Banks)	1	19
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	68	15,335
Fortinet, Inc.* (Software)	238	19,340
Fox Corp.—Class A (Media)	80	5,823
Fox Corp.—Class B (Media)	55	3,606
GE Vernova, Inc. (Electrical Equipment)	166	120,577
General Dynamics Corp. (Aerospace & Defense)	84	29,492
General Electric Co. (Industrial Conglomerates)	335	102,775
Gilead Sciences, Inc. (Biotechnology)	405	57,490
HCA Healthcare, Inc. (Health Care Providers & Services)	97	47,362
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	142	42,388
Howmet Aerospace, Inc. (Aerospace & Defense)	246	51,188
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	50	33,523
Incyte Corp.* (Biotechnology)	97	9,707
Insulet Corp.* (Health Care Equipment & Supplies)	44	11,256
Interactive Brokers Group, Inc.—Class A (Capital Markets)	266	19,918
International Business Machines Corp. (IT Services)	297	91,090
Intuit, Inc. (Software)	97	48,395
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	217	109,415
Jabil, Inc. (Electronic Equipment, Instruments & Components)	41	9,725
Johnson & Johnson (Pharmaceuticals)	867	197,026
Johnson Controls International PLC (Building Products)	241	28,742
JPMorgan Chase & Co. (Banks)	1,131	345,962
KKR & Co., Inc. (Capital Markets)	220	25,137
KLA Corp. (Semiconductors & Semiconductor Equipment)	82	117,091
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	765	178,597
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	183	9,650
Live Nation Entertainment, Inc.* (Entertainment)	47	6,836
Marriott International, Inc. (Hotels, Restaurants & Leisure)	136	42,787
MasterCard, Inc.—Class A (Financial Services)	335	180,495
McDonald’s Corp. (Hotels, Restaurants & Leisure)	192	60,480
Meta Platforms, Inc.—Class A (Interactive Media & Services)	1,330	952,945
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	7	9,613

See accompanying notes to financial statements.

36 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	684		$283,778
Microsoft Corp. (Software)	4,537		1,952,226
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	28		31,476
Monster Beverage Corp.* (Beverages)	432		34,888
Moody’s Corp. (Capital Markets)	46		23,716
Morgan Stanley (Capital Markets)	448		81,894
MSCI, Inc. (Capital Markets)	24		14,621
Netflix, Inc.* (Entertainment)	2,583		215,655
Newmont Corp. (Metals & Mining)	662		74,376
Norwegian Cruise Lines Holdings, Ltd.* (Hotels, Restaurants & Leisure)	152		3,338
NRG Energy, Inc. (Electric Utilities)	85		12,974
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	14,838		2,835,987
Oracle Corp. (Software)	532		87,557
O’Reilly Automotive, Inc.* (Specialty Retail)	511		50,288
Palantir Technologies, Inc.*—Class A (Software)	1,394		204,346
Palo Alto Networks, Inc.* (Software)	234		41,411
Parker-Hannifin Corp. (Machinery)	44		41,177
Philip Morris International, Inc. (Tobacco)	529		94,924
Quanta Services, Inc. (Construction & Engineering)	94		44,615
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	24		8,482
ResMed, Inc. (Health Care Equipment & Supplies)	50		12,916
Robinhood Markets, Inc.*—Class A (Capital Markets)	475		47,253
Rockwell Automation, Inc. (Electrical Equipment)	38		16,023
Rollins, Inc. (Commercial Services & Supplies)	174		11,021
Ross Stores, Inc. (Specialty Retail)	94		17,733
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	156		50,645
RTX Corp. (Aerospace & Defense)	818		164,361
S&P Global, Inc. (Capital Markets)	86		45,390
Sandisk Corp.* (Semiconductors)	87		50,134
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	87		35,469
ServiceNow, Inc.* (Software)	384		44,932
Simon Property Group, Inc. (Retail REITs)	79		15,113
STERIS PLC (Health Care Equipment & Supplies)	29		7,615
Stryker Corp. (Health Care Equipment & Supplies)	90		33,260
Take-Two Interactive Software, Inc.* (Entertainment)	56		12,337
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	123		15,610
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	124		27,625
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	56		13,499

Common Stocks, continued

	Shares	Value
Tesla, Inc.* (Automobiles)	1,062		$457,095
The Bank of New York Mellon Corp. (Capital Markets)	265		31,779
The Boeing Co.* (Aerospace & Defense)	209		48,847
The Coca-Cola Co. (Beverages)	987		73,838
The Goldman Sachs Group, Inc. (Capital Markets)	119		111,315
The Progressive Corp. (Insurance)	202		42,016
The TJX Cos., Inc. (Specialty Retail)	374		56,029
TKO Group Holdings, Inc. (Entertainment)	42		8,508
Trane Technologies PLC (Building Products)	72		30,281
TransDigm Group, Inc.* (Aerospace & Defense)	35		49,964
Uber Technologies, Inc.* (Ground Transportation)	1,263		101,103
Ulta Beauty, Inc.* (Specialty Retail)	28		18,126
United Rentals, Inc. (Trading Companies & Distributors)	23		17,987
Ventas, Inc. (Health Care REITs)	143		11,107
VeriSign, Inc. (IT Services)	52		12,700
Verisk Analytics, Inc. (Professional Services)	46		10,003
Visa, Inc.—Class A (Financial Services)	568		182,799
Vistra Corp. (Independent Power/Renewable Electricity Producers)	193		30,562
W.R. Berkley Corp. (Insurance)	96		6,584
Welltower, Inc. (Health Care REITs)	418		78,735
Workday, Inc.*—Class A (Software)	59		10,362
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	48		5,158
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	80		12,440
TOTAL COMMON STOCKS (Cost $8,475,540)		19,206,406

Repurchase Agreements(a) (0.9%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $169,033		$169,000		$169,000
TOTAL REPURCHASE AGREEMENTS (Cost $169,000)			169,000
TOTAL INVESTMENT SECURITIES (Cost $8,644,540)—100.6%				19,375,406
Net other assets (liabilities)—(0.6)%				(124,773)
NET ASSETS—100.0%				$19,250,633
*
Non-income producing security.
(a)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 37

Large-Cap Growth ProFund invested in the following industries as of January 31, 2026:

	Value		% of Net Assets
Aerospace & Defense		$359,327		1.9%
Automobiles		457,095		2.4%
Banks		345,981		1.8%
Beverages		108,726		0.6%
Biotechnology		253,826		1.3%
Broadline Retail		771,766		4.0%
Building Products		63,489		0.3%
Capital Markets		445,324		2.3%
Commercial Services & Supplies		11,021		0.1%
Communications Equipment		188,039		1.0%
Construction & Engineering		90,343		0.5%
Consumer Finance		78,182		0.4%
Electric Utilities		48,339		0.2%
Electrical Equipment		136,600		0.7%
Electronic Equipment, Instruments & Components		177,833		0.9%
Entertainment		256,591		1.3%
Financial Services		921,533		4.8%
Ground Transportation		101,103		0.5%
Health Care Equipment & Supplies		285,557		1.5%
Health Care Providers & Services		47,362		0.2%
Health Care REITs		89,842		0.4%
Hotels, Restaurants & Leisure		427,832		2.2%
Independent Power/Renewable Electricity Producers		30,562		0.2%
Industrial Conglomerates		102,775		0.5%
Insurance		57,127		0.3%
Interactive Media & Services		3,114,945		16.3%

	Value		% of Net Assets
IT Services		$103,790	0.5%
Life Sciences Tools & Services		9,613	NM
Machinery		263,411	1.4%
Media		9,429	NM
Metals & Mining		74,376	0.4%
Pharmaceuticals		699,006	3.7%
Professional Services		12,635	0.1%
Retail REITs		15,113	0.1%
Semiconductors		50,134	0.3%
Semiconductors & Semiconductor Equipment		4,822,867	24.9%
Software		2,642,066	13.7%
Specialty Retail		189,860	1.0%
Technology Hardware, Storage & Peripherals		1,205,983	6.3%
Textiles, Apparel & Luxury Goods		24,092	0.1%
Tobacco		94,924	0.5%
Trading Companies & Distributors		17,987	0.1%
Other**	44,227		0.3%
Total		$19,250,633	100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

38 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Avery Dennison Corp. (Containers & Packaging)	14		$2,597
Axon Enterprise, Inc.* (Aerospace & Defense)	5		2,418
Baker Hughes Co. (Energy Equipment & Services)	174		9,751
Ball Corp. (Containers & Packaging)	43		2,445
Bank of America Corp. (Banks)	1,219		64,850
Baxter International, Inc. (Health Care Equipment & Supplies)	89		1,786
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	53		10,784
Best Buy Co., Inc. (Specialty Retail)	31		2,018
Biogen, Inc.* (Biotechnology)	28		5,037
Bio-Techne Corp. (Life Sciences Tools & Services)	22		1,410
BlackRock, Inc. (Capital Markets)	28		31,330
Blackstone, Inc. (Capital Markets)	135		19,227
Block, Inc.* (Financial Services)	97		5,862
Boston Properties, Inc. (Office REITs)	22		1,423
Boston Scientific Corp.* (Health Care Equipment & Supplies)	87		8,137
Bristol-Myers Squibb Co. (Pharmaceuticals)	367		20,203
Broadridge Financial Solutions, Inc. (Professional Services)	22		4,336
Brown & Brown, Inc. (Insurance)	49		3,533
Brown-Forman Corp.—Class B (Beverages)	28		766
Builders FirstSource, Inc.* (Building Products)	21		2,402
Bunge Global SA (Food Products)	26		2,961
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	22		4,289
Cadence Design Systems, Inc.* (Software)	19		5,631
Camden Property Trust (Residential REITs)	20		2,181
Campbell Soup Co. (Food Products)	31		867
Capital One Financial Corp. (Consumer Finance)	117		25,614
Cardinal Health, Inc. (Health Care Providers & Services)	45		9,670
Carrier Global Corp. (Building Products)	140		8,342
Carvana Co.* (Specialty Retail)	13		5,214
Cboe Global Markets, Inc. (Capital Markets)	10		2,651
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	54		9,198
CDW Corp. (Electronic Equipment, Instruments & Components)	24		3,033
Cencora, Inc. (Health Care Providers & Services)	37		13,291
Centene Corp.* (Health Care Providers & Services)	79		3,422
CenterPoint Energy, Inc. (Multi-Utilities)	114		4,525
CF Industries Holdings, Inc. (Chemicals)	27		2,517
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	9		1,894
Charter Communications, Inc.*—Class A (Media)	16		3,298
Chevron Corp. (Oil, Gas & Consumable Fuels)	346		61,207
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	234		9,096
Chubb, Ltd. (Insurance)	67		20,741
Church & Dwight Co., Inc. (Household Products)	41		3,946
Cincinnati Financial Corp. (Insurance)	12		1,931
Cintas Corp. (Commercial Services & Supplies)	63		12,058

Common Stocks (100.0%)

	Shares	Value
3M Co. (Industrial Conglomerates)	98		$15,010
A.O. Smith Corp. (Building Products)	16		1,176
Abbott Laboratories (Health Care Equipment & Supplies)	317		34,649
AbbVie, Inc. (Biotechnology)	173		38,580
Accenture PLC—Class A (IT Services)	114		30,055
Adobe, Inc.* (Software)	77		22,580
Aflac, Inc. (Insurance)	84		9,320
Agilent Technologies, Inc. (Life Sciences Tools & Services)	53		7,094
Air Products & Chemicals, Inc. (Chemicals)	42		11,445
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	43		5,563
Akamai Technologies, Inc.* (IT Services)	26		2,526
Albemarle Corp. (Chemicals)	22		3,754
Alexandria Real Estate Equities, Inc. (Office REITs)	22		1,202
Align Technology, Inc.* (Health Care Equipment & Supplies)	12		1,956
Allegion PLC (Building Products)	7		1,158
Alliant Energy Corp. (Electric Utilities)	42		2,768
Allstate Corp. (Insurance)	49		9,751
Altria Group, Inc. (Tobacco)	300		18,597
Amazon.com, Inc.* (Broadline Retail)	833		199,336
Amcor plc (Containers & Packaging)	81		3,584
Ameren Corp. (Multi-Utilities)	48		4,957
American Electric Power Co., Inc. (Electric Utilities)	96		11,498
American Express Co. (Consumer Finance)	33		11,622
American International Group, Inc. (Insurance)	96		7,188
American Tower Corp.—Class A (Specialized REITs)	86		15,418
American Water Works Co., Inc. (Water Utilities)	37		4,778
Ameriprise Financial, Inc. (Capital Markets)	17		8,962
AMETEK, Inc. (Electrical Equipment)	44		9,855
Amgen, Inc. (Biotechnology)	33		11,282
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	90		27,979
Aon PLC—Class A (Insurance)	41		14,335
APA Corp. (Oil, Gas & Consumable Fuels)	59		1,558
Apollo Global Management, Inc. (Financial Services)	41		5,516
Apple, Inc. (Technology Hardware, Storage & Peripherals)	1,347		349,521
Aptiv PLC* (Automobile Components)	36		2,727
Arch Capital Group, Ltd.* (Insurance)	63		6,051
Archer-Daniels-Midland Co. (Food Products)	83		5,587
Ares Management Corporation—Class A (Capital Markets)	39		5,837
Arthur J. Gallagher & Co. (Insurance)	48		11,970
Assurant, Inc. (Insurance)	9		2,143
AT&T, Inc. (Diversified Telecommunication Services)	1,286		33,706
Atmos Energy Corp. (Gas Utilities)	31		5,157
Autodesk, Inc.* (Software)	17		4,299
Automatic Data Processing, Inc. (Professional Services)	73		18,017
AutoZone, Inc.* (Specialty Retail)	1		3,704
AvalonBay Communities, Inc. (Residential REITs)	27		4,796

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 39

Common Stocks, continued

Shares		Value
Cisco Systems, Inc. (Communications Equipment)	335		$26,237
Citigroup, Inc. (Banks)	328		37,953
Citizens Financial Group, Inc. (Banks)	75		4,724
CME Group, Inc. (Capital Markets)	30		8,672
CMS Energy Corp. (Multi-Utilities)	51		3,646
Cognizant Technology Solutions Corp.—Class A (IT Services)	86		7,057
Coinbase Global, Inc.*—Class A (Capital Markets)	42		8,179
Colgate-Palmolive Co. (Household Products)	143		12,911
Comcast Corp.—Class A (Media)	655		19,486
Conagra Brands, Inc. (Food Products)	83		1,536
ConocoPhillips (Oil, Gas & Consumable Fuels)	225		23,452
Consolidated Edison, Inc. (Multi-Utilities)	65		6,931
Constellation Brands, Inc.—Class A (Beverages)	27		4,231
Constellation Energy Corp. (Electric Utilities)	19		5,333
Copart, Inc.* (Commercial Services & Supplies)	156		6,330
Corning, Inc. (Electronic Equipment, Instruments & Components)	43		4,440
Corpay, Inc.* (Software)	13		4,090
Corteva, Inc. (Chemicals)	119		8,663
CoStar Group, Inc.* (Real Estate Management & Development)	74		4,551
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	81		76,160
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	134		3,866
CRH plc (Construction Materials)	121		14,812
Crown Castle International Corp. (Specialized REITs)	77		6,684
CSX Corp. (Ground Transportation)	334		12,612
Cummins, Inc. (Machinery)	8		4,631
CVS Health Corp. (Health Care Providers & Services)	229		17,065
D.R. Horton, Inc. (Household Durables)	51		7,591
Danaher Corp. (Life Sciences Tools & Services)	116		25,391
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	22		4,386
DaVita, Inc.* (Health Care Providers & Services)	7		765
Dayforce, Inc.* (Professional Services)	11		762
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	28		3,342
Deere & Co. (Machinery)	47		24,815
Dell Technologies, Inc.—Class C (Technology Hardware, Storage & Peripherals)	55		6,294
Delta Air Lines, Inc. (Passenger Airlines)	115		7,577
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	109		4,383
Dexcom, Inc.* (Health Care Equipment & Supplies)	30		2,191
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	36		5,902
Digital Realty Trust, Inc. (Specialized REITs)	60		9,957
Dollar General Corp. (Consumer Staples Distribution & Retail)	42		6,024
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	36		4,233
Dominion Energy, Inc. (Multi-Utilities)	151		9,086
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	6		2,462
Dover Corp. (Machinery)	25		5,037

Common Stocks, continued

	Shares	Value
Dow, Inc. (Chemicals)	125	$3,444
DTE Energy Co. (Multi-Utilities)	41	5,510
Duke Energy Corp. (Electric Utilities)	140	16,989
DuPont de Nemours, Inc. (Chemicals)	70	3,074
Eaton Corp. PLC (Electrical Equipment)	71	24,952
eBay, Inc. (Broadline Retail)	22	2,007
Ecolab, Inc. (Chemicals)	47	13,254
Edison International (Electric Utilities)	66	4,110
Edwards LifeSciences Corp.* (Health Care Equipment & Supplies)	53	4,312
Electronic Arts, Inc. (Entertainment)	22	4,486
Elevance Health, Inc. (Health Care Providers & Services)	42	14,521
Emerson Electric Co. (Electrical Equipment)	103	15,137
Entergy Corp. (Electric Utilities)	79	7,575
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	98	10,989
EPAM Systems, Inc.* (IT Services)	10	2,086
EQT Corp. (Oil, Gas & Consumable Fuels)	109	6,293
Equifax, Inc. (Professional Services)	23	4,632
Equinix, Inc. (Specialized REITs)	18	14,777
Equity Residential (Residential REITs)	59	3,677
Erie Indemnity Co.—Class A (Insurance)	5	1,415
Essex Property Trust, Inc. (Residential REITs)	12	3,022
Everest Group, Ltd. (Insurance)	8	2,650
Evergy, Inc. (Electric Utilities)	38	2,916
Eversource Energy (Electric Utilities)	65	4,493
Exelon Corp. (Electric Utilities)	177	7,926
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	43	4,834
Expeditors International of Washington, Inc. (Air Freight & Logistics)	25	4,014
Extra Space Storage, Inc. (Specialized REITs)	41	5,657
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	769	108,736
F5, Inc.* (Communications Equipment)	11	3,032
FactSet Research Systems, Inc. (Capital Markets)	7	1,781
Fair Isaac Corp.* (Software)	2	2,926
Fastenal Co. (Trading Companies & Distributors)	204	8,845
Federal Realty Investment Trust (Retail REITs)	15	1,517
FedEx Corp. (Air Freight & Logistics)	41	13,212
Fidelity National Information Services, Inc. (Financial Services)	91	5,028
Fifth Third Bancorp (Banks)	163	8,186
First Horizon Corp. (Banks)	1	21
FirstEnergy Corp. (Electric Utilities)	89	4,213
Fiserv, Inc.* (Financial Services)	95	6,054
Ford Motor Co. (Automobiles)	707	9,813
Fortinet, Inc.* (Software)	38	3,088
Fortive Corp. (Machinery)	54	2,852
Fox Corp.—Class A (Media)	8	582
Fox Corp.—Class B (Media)	4	262
Franklin Resources, Inc. (Capital Markets)	52	1,384
Freeport-McMoRan, Inc. (Metals & Mining)	254	15,299
Garmin, Ltd. (Household Durables)	31	6,251
Gartner, Inc.* (IT Services)	13	2,725
GE HealthCare Technologies, Inc.* (Health Care Equipment & Supplies)	80	6,318
Gen Digital, Inc. (Software)	98	2,351
Generac Holdings, Inc.* (Electrical Equipment)	11	1,848

See accompanying notes to financial statements.

40 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
General Dynamics Corp. (Aerospace & Defense)	22		$7,724
General Electric Co. (Industrial Conglomerates)	93		28,531
General Mills, Inc. (Food Products)	92		4,256
General Motors Co. (Automobiles)	166		13,944
Genuine Parts Co. (Distributors)	27		3,752
Gilead Sciences, Inc. (Biotechnology)	105		14,905
Global Payments, Inc. (Financial Services)	39		2,798
Globe Life, Inc. (Insurance)	15		2,103
GoDaddy, Inc.*—Class A (IT Services)	26		2,614
Halliburton Co. (Energy Equipment & Services)	147		4,927
Hasbro, Inc. (Leisure Products)	23		2,054
Healthpeak Properties, Inc. (Health Care REITs)	125		2,155
Henry Schein, Inc.* (Health Care Providers & Services)	15		1,132
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	235		5,057
Hologic, Inc.* (Health Care Equipment & Supplies)	36		2,697
Honeywell International, Inc. (Industrial Conglomerates)	117		26,620
Hormel Foods Corp. (Food Products)	49		1,206
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	112		2,075
HP, Inc. (Technology Hardware, Storage & Peripherals)	165		3,208
Hubbell, Inc. (Electrical Equipment)	10		4,879
Humana, Inc. (Health Care Providers & Services)	22		4,294
Huntington Bancshares, Inc. (Banks)	372		6,503
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	7		2,944
IDEX Corp. (Machinery)	14		2,780
Illinois Tool Works, Inc. (Machinery)	49		12,801
Ingersoll Rand, Inc. (Machinery)	62		5,338
Intel Corp. (Semiconductors & Semiconductor Equipment)	811		37,687
Intercontinental Exchange, Inc. (Capital Markets)	105		18,247
International Business Machines Corp. (IT Services)	82		25,149
International Flavors & Fragrances, Inc. (Chemicals)	42		2,932
International Paper Co. (Containers & Packaging)	91		3,669
Intuit, Inc. (Software)	23		11,475
Invesco, Ltd. (Capital Markets)	75		2,047
Invitation Homes, Inc. (Residential REITs)	98		2,620
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	33		7,595
Iron Mountain, Inc. (Specialized REITs)	51		4,699
J.B. Hunt Transport Services, Inc. (Ground Transportation)	14		2,838
Jabil, Inc. (Electronic Equipment, Instruments & Components)	8		1,898
Jack Henry & Associates, Inc. (Financial Services)	13		2,330
Jacobs Solutions, Inc. (Professional Services)	22		2,976
Johnson & Johnson (Pharmaceuticals)	180		40,905
Johnson Controls International PLC (Building Products)	39		4,651
JPMorgan Chase & Co. (Banks)	159		48,637

Common Stocks, continued

	Shares	Value
Kenvue, Inc.* (Personal Care Products)	344		$5,986
Keurig Dr Pepper, Inc. (Beverages)	242		6,640
KeyCorp (Banks)	163		3,508
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	33		7,138
Kimberly-Clark Corp. (Household Products)	60		5,999
Kimco Realty Corp. (Retail REITs)	119		2,509
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	350		10,672
KKR & Co., Inc. (Capital Markets)	58		6,627
L3Harris Technologies, Inc. (Aerospace & Defense)	36		12,343
Labcorp Holdings, Inc. (Health Care Providers & Services)	15		4,073
Lamb Weston Holdings, Inc. (Food Products)	19		873
Leidos Holdings, Inc. (Professional Services)	24		4,519
Lennar Corp.—Class A (Household Durables)	40		4,374
Lennox International, Inc. (Building Products)	6		2,970
Linde PLC (Chemicals)	86		39,298
Live Nation Entertainment, Inc.* (Entertainment)	14		2,036
Lockheed Martin Corp.—Class B (Aerospace & Defense)	39		24,734
Loews Corp. (Insurance)	31		3,273
Lowe’s Cos., Inc. (Specialty Retail)	103		27,507
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	20		3,490
LyondellBasell Industries N.V.—Class A (Chemicals)	43		2,107
M&T Bank Corp. (Banks)	30		6,647
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	56		9,867
Marriott International, Inc. (Hotels, Restaurants & Leisure)	1		203
Marsh & McLennan Cos., Inc. (Insurance)	90		16,937
Martin Marietta Materials, Inc. (Construction Materials)	11		7,171
Masco Corp. (Building Products)	33		2,181
MasterCard, Inc.—Class A (Financial Services)	50		26,939
Match Group, Inc. (Interactive Media & Services)	40		1,246
McCormick & Co., Inc. (Food Products)	42		2,597
McDonald’s Corp. (Hotels, Restaurants & Leisure)	72		22,679
McKesson Corp. (Health Care Providers & Services)	23		19,118
Medtronic PLC (Health Care Equipment & Supplies)	233		23,991
Merck & Co., Inc. (Pharmaceuticals)	451		49,733
MetLife, Inc. (Insurance)	99		7,809
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	2		2,746
MGM Resorts International (Hotels, Restaurants & Leisure)	34		1,140
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	94		7,136
Mid-America Apartment Communities, Inc. (Residential REITs)	22		2,955
Moderna, Inc.* (Biotechnology)	58		2,556
Molina Healthcare, Inc.* (Health Care Providers & Services)	10		1,796

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 41

Common Stocks, continued

	Shares		Value
Molson Coors Beverage Co.—Class B (Beverages)		24		$1,153
Mondelez International, Inc.—Class A (Food Products)		228		13,331
Moody’s Corp. (Capital Markets)		15		7,733
Morgan Stanley (Capital Markets)		86		15,721
Motorola Solutions, Inc. (Communications Equipment)		32		12,881
MSCI, Inc. (Capital Markets)		7		4,265
Nasdaq, Inc. (Capital Markets)		81		7,848
NetApp, Inc. (Technology Hardware, Storage & Peripherals)		37		3,565
News Corp.—Class A (Media)		62		1,676
News Corp.—Class B (Media)		18		560
NextEra Energy, Inc. (Electric Utilities)		376		33,051
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)		213		13,165
NiSource, Inc. (Multi-Utilities)		81		3,587
Nordson Corp. (Machinery)		10		2,745
Norfolk Southern Corp. (Ground Transportation)		42		12,232
Northern Trust Corp. (Capital Markets)		36		5,379
Northrop Grumman Corp. (Aerospace & Defense)		25		17,307
Norwegian Cruise Lines Holdings, Ltd.* (Hotels, Restaurants & Leisure)		32		703
NRG Energy, Inc. (Electric Utilities)		9		1,374
Nucor Corp. (Metals & Mining)		42		7,464
NVR, Inc.* (Household Durables)		1		7,636
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)		47		10,629
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		126		5,719
Old Dominion Freight Line, Inc. (Ground Transportation)		35		6,062
Omnicom Group, Inc. (Media)		54		4,160
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)		70		4,192
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		113		8,948
Oracle Corp. (Software)		147		24,193
Otis Worldwide Corp. (Machinery)		68		5,809
PACCAR, Inc. (Machinery)		94		11,553
Packaging Corp. of America (Containers & Packaging)		17		3,784
Palo Alto Networks, Inc.* (Software)		56		9,910
Paramount Skydance Corp.*—Class B (Media)		55		617
Parker-Hannifin Corp. (Machinery)		10		9,358
Paychex, Inc. (Professional Services)		58		5,982
Paycom Software, Inc. (Professional Services)		9		1,213
PayPal Holdings, Inc.* (Financial Services)		165		8,694
Pentair PLC (Machinery)		31		3,266
PepsiCo, Inc. (Beverages)		249		38,255
Pfizer, Inc. (Pharmaceuticals)		1,030		27,233
PG&E Corp. (Electric Utilities)		395		6,091
Philip Morris International, Inc. (Tobacco)		126		22,609
Phillips 66 (Oil, Gas & Consumable Fuels)		73		10,480
Pinnacle West Capital Corp. (Electric Utilities)		23		2,152
PNC Financial Services Group, Inc. (Banks)		71		15,854
Pool Corp. (Distributors)		6		1,525
PPG Industries, Inc. (Chemicals)		41		4,741
PPL Corp. (Electric Utilities)		129		4,676
Principal Financial Group, Inc. (Insurance)		35		3,315

Common Stocks, continued

	Shares	Value
Prologis, Inc. (Industrial REITs)	168		$21,934
Prudential Financial, Inc. (Insurance)	63		7,000
PTC, Inc.* (Software)	22		3,435
Public Service Enterprise Group, Inc. (Multi-Utilities)	90		7,412
Public Storage (Specialized REITs)	30		8,286
PulteGroup, Inc. (Household Durables)	37		4,628
Qnity Electronics, Inc.* (Semiconductors & Semiconductor Equipment)	37		3,559
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	195		29,560
Quest Diagnostics, Inc. (Health Care Providers & Services)	21		3,928
Raymond James Financial, Inc. (Capital Markets)	34		5,639
Realty Income Corp. (Retail REITs)	163		9,969
Regency Centers Corp. (Retail REITs)	26		1,895
Regeneron Pharmaceuticals, Inc. (Biotechnology)	19		14,088
Regions Financial Corp. (Banks)	155		4,418
Republic Services, Inc. (Commercial Services & Supplies)	38		8,173
ResMed, Inc. (Health Care Equipment & Supplies)	12		3,100
Revvity, Inc. (Life Sciences Tools & Services)	22		2,394
Rockwell Automation, Inc. (Electrical Equipment)	9		3,795
Roper Technologies, Inc. (Software)	20		7,425
Ross Stores, Inc. (Specialty Retail)	32		6,037
S&P Global, Inc. (Capital Markets)	33		17,417
Salesforce, Inc. (Software)	173		36,727
SBA Communications Corp.—Class A (Specialized REITs)	20		3,682
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	15		6,115
Sempra (Multi-Utilities)	117		10,180
ServiceNow, Inc.* (Software)	73		8,542
Simon Property Group, Inc. (Retail REITs)	37		7,078
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	22		1,227
SLB, Ltd. (Energy Equipment & Services)	266		12,869
Smurfit WestRock PLC (Containers & Packaging)	90		3,747
Snap-on, Inc. (Machinery)	10		3,661
Solventum Corp.* (Health Care Equipment & Supplies)	23		1,770
Southwest Airlines Co. (Passenger Airlines)	89		4,229
Stanley Black & Decker, Inc. (Machinery)	25		1,967
Starbucks Corp. (Hotels, Restaurants & Leisure)	205		18,850
State Street Corp. (Capital Markets)	52		6,805
Steel Dynamics, Inc. (Metals & Mining)	25		4,489
STERIS PLC (Health Care Equipment & Supplies)	9		2,363
Stryker Corp. (Health Care Equipment & Supplies)	38		14,043
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	86		2,503
Synchrony Financial (Consumer Finance)	63		4,576
Synopsys, Inc.* (Software)	35		16,279

See accompanying notes to financial statements.

42 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

	Shares		Value
Sysco Corp. (Consumer Staples Distribution & Retail)		86		$7,211
T. Rowe Price Group, Inc. (Capital Markets)		40		4,227
Take-Two Interactive Software, Inc.* (Entertainment)		15		3,305
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		41		8,240
Target Corp. (Consumer Staples Distribution & Retail)		81		8,543
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)		17		3,787
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)		9		5,583
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)		12		2,893
Tesla, Inc.* (Automobiles)		194		83,500
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)		166		35,781
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)		12		4,180
Textron, Inc. (Aerospace & Defense)		31		2,730
The AES Corp. (Independent Power/Renewable Electricity Producers)		124		1,817
The Bank of New York Mellon Corp. (Capital Markets)		48		5,756
The Boeing Co.* (Aerospace & Defense)		80		18,697
The Charles Schwab Corp. (Capital Markets)		304		31,592
The Cigna Group (Health Care Providers & Services)		50		13,706
The Clorox Co. (Household Products)		25		2,820
The Coca-Cola Co. (Beverages)		405		30,298
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)		33		2,686
The Estee Lauder Cos., Inc. (Personal Care Products)		44		5,072
The Goldman Sachs Group, Inc. (Capital Markets)		19		17,773
The Hartford Financial Services Group, Inc. (Insurance)		52		7,023
The Hershey Co. (Food Products)		28		5,453
The Home Depot, Inc. (Specialty Retail)		182		68,176
The J.M. Smucker Co. (Food Products)		20		2,097
The Kraft Heinz Co. (Food Products)		149		3,537
The Kroger Co. (Consumer Staples Distribution & Retail)		107		6,725
The Mosaic Co. (Chemicals)		53		1,458
The Procter & Gamble Co. (Household Products)		425		64,503
The Progressive Corp. (Insurance)		48		9,984
The Sherwin-Williams Co. (Chemicals)		44		15,604
The Southern Co. (Electric Utilities)		198		17,684
The TJX Cos., Inc. (Specialty Retail)		92		13,783
The Trade Desk, Inc.*—Class A (Media)		74		2,244
The Travelers Cos., Inc. (Insurance)		42		11,949
The Walt Disney Co. (Entertainment)		325		36,661
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)		218		14,663
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)		69		39,924

Common Stocks, continued

Shares		Value
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	88		$17,354
Tractor Supply Co. (Specialty Retail)	90		4,579
Trane Technologies PLC (Building Products)	19		7,991
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	39		2,636
Truist Financial Corp. (Banks)	225		11,570
Tyler Technologies, Inc.* (Software)	8		2,955
Tyson Foods, Inc.—Class A (Food Products)	45		2,940
U.S. Bancorp (Banks)	277		15,542
UDR, Inc. (Residential REITs)	50		1,858
Union Pacific Corp. (Ground Transportation)	109		25,626
United Airlines Holdings, Inc.* (Passenger Airlines)	58		5,935
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	133		14,127
United Rentals, Inc. (Trading Companies & Distributors)	5		3,910
UnitedHealth Group, Inc. (Health Care Providers & Services)	165		47,343
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	10		2,013
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	57		10,342
Ventas, Inc. (Health Care REITs)	37		2,874
Veralto Corp.* (Commercial Services & Supplies)	44		4,355
Verisk Analytics, Inc. (Professional Services)	12		2,610
Verizon Communications, Inc. (Diversified Telecommunication Services)	762		33,925
Vertex Pharmaceuticals, Inc.* (Biotechnology)	47		22,085
Viatris, Inc. (Pharmaceuticals)	204		2,670
VICI Properties, Inc. (Specialized REITs)	188		5,279
Visa, Inc.—Class A (Financial Services)	138		44,412
Vulcan Materials Co. (Construction Materials)	25		7,514
W.R. Berkley Corp. (Insurance)	19		1,303
W.W. Grainger, Inc. (Trading Companies & Distributors)	8		8,640
Wabtec Corp. (Machinery)	33		7,595
Walmart, Inc. (Consumer Staples Distribution & Retail)	798		95,075
Warner Bros. Discovery, Inc.* (Entertainment)	445		12,255
Waste Management, Inc. (Commercial Services & Supplies)	68		15,113
Waters Corp.* (Life Sciences Tools & Services)	11		4,078
WEC Energy Group, Inc. (Multi-Utilities)	58		6,419
Wells Fargo & Co. (Banks)	568		51,397
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	13		3,005
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	63		15,764
Weyerhaeuser Co. (Specialized REITs)	126		3,248
Williams-Sonoma, Inc. (Specialty Retail)	23		4,707
Willis Towers Watson PLC (Insurance)	18		5,714
Workday, Inc.*—Class A (Software)	23		4,039
Xcel Energy, Inc. (Electric Utilities)	105		7,986
Xylem, Inc. (Machinery)	45		6,204
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	27		4,199
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	9		2,115

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 43

Common Stocks, continued

	Shares	Value
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	33		$2,873
Zoetis, Inc. (Pharmaceuticals)	81		10,110
TOTAL COMMON STOCKS (Cost $3,347,482)		5,069,899
TOTAL INVESTMENT SECURITIES (Cost $3,347,482)—100.0%			5,069,899
Net other assets (liabilities)—NM			726
NET ASSETS—100.0%			$5,070,625
*
Non-income producing security.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Large-Cap Value ProFund invested in the following industries as of January 31, 2026:

	Value		% of Net Assets
Aerospace & Defense		$88,897		1.8%
Air Freight & Logistics		35,642		0.7%
Automobile Components		2,727		0.1%
Automobiles		107,257		2.1%
Banks		279,810		5.6%
Beverages		81,343		1.6%
Biotechnology		108,533		2.1%
Broadline Retail		201,343		3.9%
Building Products		30,871		0.6%
Capital Markets		245,099		4.9%
Chemicals		112,291		2.2%
Commercial Services & Supplies		46,029		0.9%
Communications Equipment		42,150		0.8%
Construction Materials		29,497		0.6%
Consumer Finance		41,812		0.8%
Consumer Staples Distribution & Retail		203,971		4.1%
Containers & Packaging		19,826		0.4%
Distributors		5,277		0.1%
Diversified Telecommunication Services		67,631		1.4%
Electric Utilities		140,835		2.8%
Electrical Equipment		60,466		1.2%
Electronic Equipment, Instruments & Components		30,630		0.6%
Energy Equipment & Services		27,547		0.5%
Entertainment		58,743		1.2%
Financial Services		107,633		2.1%
Food Products		47,241		0.9%
Gas Utilities		5,157		0.1%
Ground Transportation		59,370		1.2%
Health Care Equipment & Supplies		123,656		2.4%
Health Care Providers & Services		156,137		3.1%
Health Care REITs		5,029		0.1%
Hotel & Resort REITs		2,075		NM
Hotels, Restaurants & Leisure		69,281		1.4%
Household Durables		30,480		0.6%
Household Products		90,179		1.8%
Independent Power/Renewable Electricity Producers		1,817		NM
Industrial Conglomerates		70,161		1.4%
Industrial REITs		21,934		0.4%

	Value		% of Net Assets
Insurance		$167,438		3.3%
Interactive Media & Services		1,246		NM
IT Services		72,212		1.4%
Leisure Products		2,054		NM
Life Sciences Tools & Services		95,531		1.9%
Machinery		110,412		2.1%
Media		32,885		0.6%
Metals & Mining		27,252		0.5%
Multi-Utilities		62,253		1.2%
Office REITs		2,625		0.1%
Oil, Gas & Consumable Fuels		314,331		6.2%
Passenger Airlines		17,741		0.3%
Personal Care Products		11,058		0.2%
Pharmaceuticals		150,854		3.0%
Professional Services		45,047		0.9%
Real Estate Management & Development		13,749		0.3%
Residential REITs		21,109		0.4%
Retail REITs		22,968		0.5%
Semiconductors & Semiconductor Equipment		160,643		3.2%
Software		169,945		3.4%
Specialized REITs		77,687		1.5%
Specialty Retail		135,725		2.7%
Technology Hardware, Storage & Peripherals		392,027		7.8%
Textiles, Apparel & Luxury Goods		19,997		0.4%
Tobacco		41,206		0.8%
Trading Companies & Distributors		21,395		0.4%
Water Utilities		4,778		0.1%
Wireless Telecommunication Services		17,354		0.3%
Other**	726			NM
Total		$5,070,625		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

44 :: Materials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks (72.2%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	4,157		$1,132,783
Albemarle Corp. (Chemicals)	3,766		642,593
Amcor plc (Containers & Packaging)	14,773		653,705
Avery Dennison Corp. (Containers & Packaging)	2,473		458,766
Ball Corp. (Containers & Packaging)	8,575		487,660
CF Industries Holdings, Inc. (Chemicals)	4,991		465,311
Corteva, Inc. (Chemicals)	15,114		1,100,299
CRH plc (Construction Materials)	10,460		1,280,409
Dow, Inc. (Chemicals)	22,744		626,597
DuPont de Nemours, Inc. (Chemicals)	13,407		588,835
Ecolab, Inc. (Chemicals)	3,978		1,121,756
Freeport-McMoRan, Inc. (Metals & Mining)	22,409		1,349,694
International Flavors & Fragrances, Inc. (Chemicals)	8,195		572,093
International Paper Co. (Containers & Packaging)	16,897		681,287
Linde PLC (Chemicals)	7,287		3,329,940
LyondellBasell Industries N.V.—Class A (Chemicals)	8,240		403,760
Martin Marietta Materials, Inc. (Construction Materials)	1,578		1,028,777
Newmont Corp. (Metals & Mining)	17,030		1,913,320
Nucor Corp. (Metals & Mining)	5,987		1,064,010
Packaging Corp. of America (Containers & Packaging)	2,860		636,493
PPG Industries, Inc. (Chemicals)	7,181		830,339
Smurfit WestRock PLC (Containers & Packaging)	16,710		695,638
Steel Dynamics, Inc. (Metals & Mining)	4,393		788,851
The Mosaic Co. (Chemicals)	10,157		279,318

Common Stocks, continued

	Shares	Value
The Sherwin-Williams Co. (Chemicals)	3,598		$1,275,995
Vulcan Materials Co. (Construction Materials)	3,315		996,290
TOTAL COMMON STOCKS (Cost $21,433,064)		24,404,519

Repurchase Agreements(a)(b) (30.4%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $10,276,006		$10,274,000		$10,274,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,274,000)			10,274,000
TOTAL INVESTMENT SECURITIES (Cost $31,707,064)—102.6%				34,678,519
Net other assets (liabilities)—(2.6)%				(887,479)
NET ASSETS—100.0%				$33,791,040
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $3,720,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Materials Select Sector Index	Goldman Sachs International		2/23/26		4.39%		$12,813,685	$(187,194)
S&P Materials Select Sector Index	UBS AG		2/23/26			4.44%	13,527,128	(209,346)
							$26,340,813	$(396,540)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Materials UltraSector ProFund invested in the following industries as of January 31, 2026:

	Value		% of Net Assets
Chemicals		$12,369,619		36.6%
Construction Materials		3,305,476		9.8%
Containers & Packaging		3,613,549		10.7%
Metals & Mining		5,115,875		15.1%
Other**	9,386,521			27.8%
Total		$33,791,040		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 45

Common Stocks (99.3%)

	Shares			Value
AAON, Inc. (Building Products)		174			$15,844
Abercrombie & Fitch Co.*—Class A (Specialty Retail)		50			4,882
Acuity, Inc. (Electrical Equipment)		53			16,390
Advanced Drainage Systems, Inc. (Building Products)		103			15,660
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)		200			51,072
AECOM* (Construction & Engineering)		150			14,465
AeroVironment, Inc.* (Aerospace & Defense)		82			22,828
Affiliated Managers Group, Inc. (Capital Markets)		72			22,541
Agree Realty Corp. (Retail REITs)		133			9,607
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)			201			7,419
American Financial Group, Inc. (Insurance)		71			9,249
American Healthcare REIT, Inc. (Health Care REITs)		570			26,739
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)		141			6,815
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)		858			16,148
API Group Corp.* (Industrial Support Services)		953			39,616
Appfolio, Inc.*—Class A (Software)		59			11,203
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		53			13,801
ATI, Inc. (Metals & Mining)		350			42,105
Autoliv, Inc. (Automobile Components)		112			13,579
Avis Budget Group, Inc.* (Ground Transportation)		30			3,450
Belden, Inc. (Electronic Equipment, Instruments & Components)		47			5,523
BellRing Brands, Inc.* (Personal Care Products)		133			3,308
Bentley Systems, Inc.—Class B (Software)		242			8,499
BILL Holdings, Inc.* (Software)		112			4,835
BioMarin Pharmaceutical, Inc.* (Biotechnology)		282			15,944
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)		26			7,636
Blackbaud, Inc. (Software)		47			2,524
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		149			12,596
Brixmor Property Group, Inc. (Retail REITs)		362			9,697
Bruker Corp.* (Life Sciences Tools & Services)		151			6,688
Burlington Stores, Inc.* (Specialty Retail)		98			28,994
BWX Technologies, Inc. (Aerospace & Defense)			235			48,276
CACI International, Inc.*—Class A (Professional Services)		57			35,373
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)		147			3,318
Carlisle Cos., Inc. (Building Products)		46			15,681
Carpenter Technology Corp. (Metals & Mining)		128			40,682
Casey’s General Stores, Inc. (Consumer Staples Distribution & Retail)		96			58,224
Cava Group, Inc.* (Leisure Facilities & Services)		108			6,547
Celsius Holdings, Inc.* (Beverages)		411			21,569
Chart Industries, Inc.* (Machinery)		114			23,637
Chemed Corp. (Health Care Providers & Services)		18			7,689
Chewy, Inc.*—Class A (Specialty Retail)		388			11,295
Choice Hotels International, Inc.* (Hotels, Restaurants & Leisure)		31			3,187

Common Stocks, continued

	Shares			Value
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)		171			$16,820
Ciena Corp.* (Communications Equipment)		363			91,407
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)		75			9,776
Clean Harbors, Inc.* (Commercial Services & Supplies)		66			17,154
Coca-Cola Consolidated, Inc. (Beverages)		146			22,201
Cognex Corp. (Electronic Equipment, Instruments & Components)		216			8,368
Coherent Corp.* (Electronic Equipment, Instruments & Components)		405			85,932
CommVault Systems, Inc.* (Software)		69			5,913
COPT Defense Properties (Office REITs)		122			3,759
Core & Main, Inc.*—Class A (Trading Companies & Distributors)		216			11,526
Crane Co. (Machinery)		64			11,689
Crane NXT Co. (Electronic Equipment, Instruments & Components)		55			2,779
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)		56			4,699
CubeSmart (Specialized REITs)		264			9,908
Cullen/Frost Bankers, Inc. (Banks)		82			11,301
Curtiss-Wright Corp. (Aerospace & Defense)		95			62,386
Cytokinetics, Inc.* (Biotechnology)		170			10,742
Dick’s Sporting Goods, Inc. (Specialty Retail)		68			13,736
DocuSign, Inc.* (Software)		306			16,077
Dolby Laboratories, Inc.*—Class A (Software)		71			4,557
Donaldson Co., Inc. (Machinery)		200			20,388
Doximity, Inc.*—Class A (Health Care Technology)		354			13,264
Dropbox, Inc.*—Class A (Software)		449			11,441
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)		188			23,691
Duolingo, Inc.* (Diversified Consumer Services)			71			9,518
Dutch Bros, Inc.* (Leisure Facilities & Services)		380			20,668
Dycom Industries, Inc.* (Construction & Engineering)		75			27,329
Dynatrace, Inc.* (Software)		776			29,558
Eagle Materials, Inc. (Construction Materials)		42			8,560
East West Bancorp, Inc. (Banks)		181			20,713
EastGroup Properties, Inc. (Industrial REITs)		85			15,439
EchoStar Corp.*—Class A (Media)		347			39,288
Elanco Animal Health, Inc.* (Pharmaceuticals)		1,279			30,799
elf Beauty, Inc.* (Personal Care Products)		103			8,754
Encompass Health Corp. (Health Care Providers & Services)		259			24,483
EnerSys (Electrical Equipment)		95			17,118
Entegris, Inc. (Semiconductors & Semiconductor Equipment)		156			18,419
EPR Properties (Specialized REITs)		102			5,532
Equitable Holdings, Inc. (Financial Services)		354			16,425
Equity LifeStyle Properties, Inc. (Residential REITs)		254			16,045
Esab Corp. (Machinery)		65			7,872
Essent Group, Ltd. (Financial Services)		105			6,607
Evercore, Inc. (Capital Markets)		62			21,903
Exelixis, Inc.* (Biotechnology)		690			28,538
ExlService Holdings, Inc.* (Professional Services)		409			16,012
Exponent, Inc. (Professional Services)		67			4,815
Fabrinet* (Electronic Equipment, Instruments & Components)		92			45,028

See accompanying notes to financial statements.

46 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

	Shares			Value
Federated Hermes, Inc.—Class B (Capital Markets)		190			$10,123
First Financial Bankshares, Inc. (Banks)		141			4,487
First Industrial Realty Trust, Inc. (Industrial REITs)		341			19,789
FirstCash Holdings, Inc. (Consumer Finance)		100			17,050
Five Below, Inc.* (Specialty Retail)		142			27,213
Flex, Ltd.* (Electronic Equipment, Instruments & Components)		952			60,014
Flowserve Corp. (Machinery)		327			25,555
Fortune Brands Innovations, Inc. (Building Products)		176			9,522
FTI Consulting, Inc.* (Professional Services)		31			5,415
Gaming and Leisure Properties, Inc. (Specialized REITs)		328			14,678
GATX Corp. (Trading Companies & Distributors)			53			9,641
Genpact, Ltd. (Professional Services)		194			8,555
Gentex Corp. (Automobile Components)		226			5,200
Globus Medical, Inc.* (Health Care Equipment & Supplies)		287			26,025
Graco, Inc. (Machinery)		218			19,038
Graham Holdings Co.—Class B (Diversified Consumer Services)		4			4,667
Grand Canyon Education, Inc.* (Diversified Consumer Services)		71			12,343
Guidewire Software, Inc.* (Software)		219			30,826
H&R Block, Inc. (Diversified Consumer Services)		169			6,667
Haemonetics Corp.* (Health Care Equipment & Supplies)		72			4,800
Halozyme Therapeutics, Inc.* (Biotechnology)		303			21,728
Hamilton Lane, Inc.—Class A (Capital Markets)		57			8,051
HealthEquity, Inc.* (Health Care Providers & Services)		222			19,019
Hecla Mining Co. (Metals & Mining)		1,725			38,847
Hexcel Corp. (Aerospace & Defense)		205			16,976
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)		154			6,947
Hims & Hers Health, Inc.*(a) (Health Care Providers & Services)		537			14,547
Houlihan Lokey, Inc. (Capital Markets)		74			12,456
Hyatt Hotels Corp.*—Class A (Hotels, Restaurants & Leisure)		74			11,571
IDACORP, Inc. (Electric Utilities)		72			9,561
Illumina, Inc.* (Life Sciences Tools & Services)		212			30,700
International Bancshares Corp. (Banks)		65			4,527
ITT, Inc. (Machinery)		219			39,924
Jazz Pharmaceuticals PLC* (Pharmaceuticals)		156			25,660
Kinsale Capital Group, Inc. (Insurance)		57			22,566
Kirby Corp.* (Marine Transportation)		64			7,530
Knife River Corp. (Construction Materials)		58			3,896
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)		435			44,809
Lamar Advertising Co.—Class A (Specialized REITs)		134			17,194
Lancaster Colony Corp. (Food Products)		26			4,461
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)		118			7,897
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)		208			16,748
Lincoln Electric Holdings, Inc. (Machinery)		96			25,474

Common Stocks, continued

	Shares			Value
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)		27			$8,742
LivaNova PLC* (Health Care Equipment & Supplies)		141			9,265
Lumentum Holdings, Inc.* (Communications Equipment)		183			71,707
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)		165			36,145
Manhattan Associates, Inc.* (Software)		95			14,346
Masimo Corp.* (Health Care Equipment & Supplies)		67			9,201
MasTec, Inc.* (Construction & Engineering)		158			37,995
Mattel, Inc.* (Leisure Products)		320			6,685
Maximus, Inc. (Professional Services)		78			7,366
Medpace Holdings, Inc.* (Life Sciences Tools & Services)			57			33,201
MGIC Investment Corp. (Financial Services)		294			7,914
MKS, Inc. (Semiconductors & Semiconductor Equipment)		123			28,955
Morningstar, Inc. (Capital Markets)		30			6,063
MP Materials Corp.* (Metals & Mining)		205			12,048
MSA Safety, Inc. (Commercial Services & Supplies)		57			10,098
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)		49			4,133
Mueller Industries, Inc. (Machinery)		206			28,045
National Fuel Gas Co. (Gas Utilities)		144			12,060
National Storage Affiliates Trust (Specialized REITs)		77			2,449
Neurocrine Biosciences, Inc.* (Biotechnology)		257			34,968
NewMarket Corp. (Chemicals)		20			13,416
Nexstar Media Group, Inc. (Media)		40			8,495
Nextpower, Inc.*—Class A (Electrical Equipment)		248			29,038
NNN REIT, Inc. (Retail REITs)		210			8,751
NorthWestern Energy Group, Inc. (Multi-Utilities)		70			4,750
Novanta, Inc.* (Electronic Equipment, Instruments & Components)		43			5,785
Nutanix, Inc.*—Class A (Software)		418			16,440
nVent Electric PLC (Electrical Equipment)		415			46,588
Okta, Inc.* (IT Services)		434			36,664
Old Republic International Corp. (Insurance)		305			11,947
Ollie’s Bargain Outlet Holdings, Inc.* (Broadline Retail)		158			17,429
Omega Healthcare Investors, Inc. (Health Care REITs)		411			18,035
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)		61			12,325
Option Care Health, Inc.* (Health Care Providers & Services)		409			13,906
Ormat Technologies, Inc. (Independent Power/Renewable Electricity Producers)		156			19,491
Oshkosh Corp. (Machinery)		75			10,787
Parsons Corp.* (Professional Services)		92			6,446
Paylocity Holding Corp.* (Professional Services)			113			15,253
Pegasystems, Inc. (Software)		236			10,311
Penumbra, Inc.* (Health Care Equipment & Supplies)		101			36,175
Pinterest, Inc.*—Class A (Interactive Media & Services)		1,044			23,104

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 47

Common Stocks, continued

	Shares			Value
The Ensign Group, Inc. (Health Care Providers & Services)			148			$25,406
The Hanover Insurance Group, Inc. (Insurance)		39			6,791
The New York Times Co.—Class A (Media)		416			30,497
TopBuild Corp.* (Household Durables)		72			33,700
TransUnion (Professional Services)		260			20,545
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		166			11,544
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)		266			26,121
Twilio, Inc.*—Class A (Software)		390			46,980
TXNM Energy, Inc. (Electric Utilities)		103			6,069
UiPath, Inc.*—Class A (Software)		825			10,387
UL Solutions, Inc.*—Class A (Professional Services)		194			13,625
United Therapeutics Corp.* (Biotechnology)		111			52,114
Universal Display Corp. (Semiconductors & Semiconductor Equipment)		50			5,741
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)		45			5,988
Valaris, Ltd.* (Energy Equipment & Services)		167			9,641
Valmont Industries, Inc. (Construction & Engineering)		30			13,367
Valvoline, Inc.* (Specialty Retail)		327			10,699
Vontier Corp. (Electronic Equipment, Instruments & Components)		164			6,150
Warner Music Group Corp.—Class A (Entertainment)		199			5,966
Watts Water Technologies, Inc.—Class A (Machinery)		71			21,251
Weatherford International PLC (Energy Equipment & Services)		78			7,338
WEX, Inc.* (Financial Services)		52			8,003
Wingstop, Inc. (Hotels, Restaurants & Leisure)		72			19,111
Woodward, Inc. (Aerospace & Defense)		154			48,947
WP Carey, Inc. (Equity REIT—Diversified)		299			20,855
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)		103			7,497
XPO, Inc.* (Ground Transportation)		302			44,729
YETI Holdings, Inc.* (Leisure Products)		118			5,394
ZoomInfo Technologies, Inc.* (Interactive Media & Services)		409			3,292
TOTAL COMMON STOCKS (Cost $3,014,366)					4,490,501

Repurchase Agreements(b) (0.4%)

Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $17,003	$17,000		$17,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,000)			17,000

Common Stocks, continued

	Shares	Value
Planet Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	214		$19,483
Primerica, Inc. (Insurance)	48		12,626
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	804		55,910
Qualys, Inc.* (Software)	92		12,135
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	277		31,531
Rb Global, Inc.* (Commercial Services & Supplies)	478		54,286
RBC Bearings, Inc.* (Machinery)	81		40,473
RenaissanceRe Holdings, Ltd. (Insurance)	62		17,465
Repligen Corp.* (Life Sciences Tools & Services)	75		11,203
Roivant Sciences, Ltd.* (Biotechnology)	654		14,139
Royal Gold, Inc. (Metals & Mining)	209		55,032
RPM International, Inc. (Chemicals)	135		14,439
Ryan Specialty Holdings, Inc.* (Insurance)	193		9,318
Sabra Health Care REIT, Inc. (Health Care REITs)	642		12,025
SEI Investments Co. (Capital Markets)	141		12,387
Service Corp. International (Diversified Consumer Services)	191		15,362
Shift4 Payments, Inc.*(a)—Class A (Financial Services)	113		6,672
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	45		6,410
Simpson Manufacturing Co., Inc. (Building Products)	52		9,193
SLM Corp. (Consumer Finance)	287		7,792
Sotera Health Co.* (Life Sciences Tools & Services)	534		9,676
Spire, Inc. (Gas Utilities)	65		5,492
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	100		7,091
SPX Technologies, Inc.* (Machinery)	128		26,676
STAG Industrial, Inc. (Industrial REITs)	293		10,990
STANDARDAERO INC* (Aerospace & Defense)	308		9,514
Sterling Infrastructure, Inc.* (Construction & Engineering)	79		28,275
Stifel Financial Corp. (Capital Markets)	144		17,755
Talen Energy Corp.* (Electric Utilities)	118		41,106
TechnipFMC PLC (Energy Equipment & Services)	1,041		58,005
Tempur Sealy International, Inc. (Household Durables)	540		47,439
Tenet Healthcare Corp.* (Health Care Providers & Services)	226		42,777
Tetra Tech, Inc. (Commercial Services & Supplies)	673		25,345
Texas Capital Bancshares, Inc.* (Banks)	58		5,868
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	170		30,575
The Brink’s Co. (Commercial Services & Supplies)	76		9,655
The Carlyle Group, Inc. (Capital Markets)	261		15,342

See accompanying notes to financial statements.

48 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Collateral for Securities Loaned(c) (0.7%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 3.69%(d)	33,615		$33,615
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $33,615)			33,615
TOTAL INVESTMENT SECURITIES (Cost $3,064,981)—100.4%			4,541,116
Net other assets (liabilities)—(0.4)%			(16,879)
NET ASSETS—100.0%			$4,524,237
*
Non-income producing security.
(a)
All or part of this security was on loan as of January 31, 2026. The total value of securities on loan as of January 31, 2026 was $20,924.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
Securities were purchased with cash collateral held from securities on loan at January 31, 2026.
(d)
Rate periodically changes. Rate disclosed is the daily yield as of January 31, 2026.
REIT
Real Estate Investment Trust

Mid-Cap Growth ProFund invested in the following industries as of January 31, 2026:

	Value		% of Net Assets
Aerospace & Defense		$253,736		5.6%
Automobile Components		18,779		0.4%
Banks		46,896		1.0%
Beverages		43,770		1.0%
Biotechnology		178,173		3.9%
Broadline Retail		17,429		0.4%
Building Products		65,900		1.5%
Capital Markets		126,621		2.9%
Chemicals		27,855		0.6%
Commercial Services & Supplies		116,538		2.6%
Communications Equipment		163,114		3.6%
Construction & Engineering		121,431		2.7%
Construction Materials		12,456		0.3%
Consumer Finance		24,842		0.5%
Consumer Staples Distribution & Retail		65,315		1.4%
Diversified Consumer Services		48,557		1.1%
Electric Utilities		56,736		1.3%
Electrical Equipment		109,134		2.4%
Electronic Equipment, Instruments & Components		305,514		6.8%
Energy Equipment & Services		74,984		1.6%
Entertainment		5,966		0.1%
Equity REIT—Diversified		20,855		0.5%
Financial Services		45,621		1.0%
Food Products		4,461		0.1%
Gas Utilities		17,552		0.4%
Ground Transportation		48,179		1.1%
Health Care Equipment & Supplies		93,363		2.1%
Health Care Providers & Services		147,827		3.3%
Health Care REITs		56,799		1.2%
Health Care Technology		13,264		0.3%
Hotels, Restaurants & Leisure		145,319		3.2%
Household Durables		81,139		1.8%
Independent Power/Renewable Electricity Producers		19,491		0.4%

	Value		% of Net Assets
Industrial REITs		$46,218		1.0%
Industrial Support Services		39,616		0.9%
Insurance		89,962		2.0%
Interactive Media & Services		26,396		0.6%
IT Services		36,664		0.8%
Leisure Facilities & Services		27,215		0.6%
Leisure Products		12,079		0.3%
Life Sciences Tools & Services		99,104		2.2%
Machinery		300,809		6.5%
Marine Transportation		7,530		0.2%
Media		78,280		1.7%
Metals & Mining		188,714		4.2%
Multi-Utilities		4,750		0.1%
Office REITs		3,759		0.1%
Oil, Gas & Consumable Fuels		39,839		0.9%
Personal Care Products		12,062		0.3%
Pharmaceuticals		56,459		1.2%
Professional Services		133,405		2.9%
Residential REITs		16,045		0.4%
Retail REITs		28,055		0.6%
Semiconductors & Semiconductor Equipment		180,284		4.0%
Software		236,032		5.2%
Specialized REITs		49,761		1.1%
Specialty Retail		96,819		2.1%
Technology Hardware, Storage & Peripherals		55,910		1.2%
Textiles, Apparel & Luxury Goods		8,017		0.2%
Trading Companies & Distributors		39,101		0.9%
Other**	33,736			0.7%
Total	$4,524,237			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 49

Common Stocks (87.1%)

	Shares			Value
AAON, Inc. (Building Products)		161			$14,661
Abercrombie & Fitch Co.*—Class A (Specialty Retail)		115			11,227
Acuity, Inc. (Electrical Equipment)		71			21,956
Advanced Drainage Systems, Inc. (Building Products)		173			26,303
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)		90			22,982
AECOM* (Construction & Engineering)		318			30,665
AeroVironment, Inc.* (Aerospace & Defense)		76			21,158
Affiliated Managers Group, Inc. (Capital Markets)		67			20,977
AGCO Corp. (Machinery)		147			16,671
Agree Realty Corp. (Retail REITs)		276			19,935
Alaska Air Group, Inc.* (Passenger Airlines)		279			14,182
Albertsons Cos., Inc.—Class A (Consumer Staples Distribution & Retail)		953			15,867
Alcoa Corp. (Metals & Mining)		622			35,336
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)			300			11,073
Ally Financial, Inc. (Consumer Finance)		675			28,539
American Airlines Group, Inc.* (Passenger Airlines)		1,591			21,160
American Financial Group, Inc. (Insurance)		168			21,885
American Healthcare REIT, Inc. (Health Care REITs)		424			19,890
American Homes 4 Rent—Class A (Residential REITs)		784			24,555
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)		274			13,242
Annaly Capital Management, Inc. (Mortgage REITs)		1,643			37,806
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)		805			15,150
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)		705			25,641
API Group Corp.* (Industrial Support Services)		890			36,997
Appfolio, Inc.*—Class A (Software)		55			10,443
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		92			23,958
AptarGroup, Inc. (Containers & Packaging)		159			19,867
Aramark (Hotels, Restaurants & Leisure)		634			24,403
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)		122			16,164
ASGN, Inc.* (IT Services)		104			5,417
Ashland, Inc. (Chemicals)		108			6,605
Associated Banc-Corp. (Banks)		395			10,768
ATI, Inc. (Metals & Mining)		325			39,098
Autoliv, Inc. (Automobile Components)		168			20,368
AutoNation, Inc.* (Specialty Retail)		67			13,734
Avantor, Inc.* (Life Sciences Tools & Services)		1,641			17,920
Avient Corp. (Chemicals)		221			7,989
Avis Budget Group, Inc.* (Ground Transportation)		41			4,715
Avnet, Inc. (Electronic Equipment, Instruments & Components)		196			12,228
Axalta Coating Systems, Ltd.* (Chemicals)		514			17,260
Bank OZK (Banks)		254			12,080
Bath & Body Works, Inc. (Retail—Discretionary)			496			10,813
Belden, Inc. (Electronic Equipment, Instruments & Components)		94			11,046
BellRing Brands, Inc.* (Personal Care Products)		305			7,585

Common Stocks, continued

	Shares			Value
Bentley Systems, Inc.—Class B (Software)		360			$12,643
BILL Holdings, Inc.* (Software)		214			9,238
BioMarin Pharmaceutical, Inc.* (Biotechnology)		463			26,178
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)		44			12,923
BJ’s Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)		318			29,396
Black Hills Corp. (Multi-Utilities)		182			13,283
Blackbaud, Inc. (Software)		90			4,833
Booz Allen Hamilton Holding Corporation (Professional Services)		293			25,907
BorgWarner, Inc. (Automobile Components)		516			24,465
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		138			11,667
Brighthouse Financial, Inc.* (Insurance)		138			8,840
Brixmor Property Group, Inc. (Retail REITs)		738			19,771
Bruker Corp.* (Life Sciences Tools & Services)		267			11,825
Brunswick Corp. (Leisure Products)		157			12,594
Burlington Stores, Inc.* (Specialty Retail)		150			44,378
BWX Technologies, Inc. (Aerospace & Defense)			221			45,400
Cabot Corp. (Chemicals)		127			9,168
CACI International, Inc.*—Class A (Professional Services)		53			32,891
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)		289			6,523
Carlisle Cos., Inc. (Building Products)		101			34,430
Carpenter Technology Corp. (Metals & Mining)		120			38,140
Casey’s General Stores, Inc. (Consumer Staples Distribution & Retail)			90			54,585
Cava Group, Inc.* (Leisure Facilities & Services)		240			14,549
Celsius Holdings, Inc.* (Beverages)		385			20,205
Chart Industries, Inc.* (Machinery)		106			21,978
Chemed Corp. (Health Care Providers & Services)		35			14,950
Chewy, Inc.*—Class A (Specialty Retail)		542			15,778
Choice Hotels International, Inc.* (Hotels, Restaurants & Leisure)		48			4,934
Chord Energy Corp. (Oil, Gas & Consumable Fuels)		138			13,833
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)		159			15,639
Ciena Corp.* (Communications Equipment)		341			85,867
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)		122			15,901
Clean Harbors, Inc.* (Commercial Services & Supplies)		120			31,189
Cleveland-Cliffs, Inc.* (Metals & Mining)		1,374			18,906
CNH Industrial N.V. (Machinery)		2,132			22,940
CNO Financial Group, Inc. (Insurance)		228			9,587
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)		325			12,610
Coca-Cola Consolidated, Inc. (Beverages)		138			20,984
Cognex Corp. (Electronic Equipment, Instruments & Components)		403			15,612
Coherent Corp.* (Electronic Equipment, Instruments & Components)		378			80,203
Columbia Banking System, Inc. (Banks)		719			21,167
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)		60			3,317
Commerce Bancshares, Inc. (Banks)		313			16,476
Commercial Metals Co. (Metals & Mining)		267			20,524
CommVault Systems, Inc.* (Software)		106			9,084

See accompanying notes to financial statements.

50 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Concentrix Corp. (Professional Services)	106		$3,959
COPT Defense Properties (Office REITs)	270		8,319
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	461		24,599
Corebridge Financial, Inc (Financial Services)	643		19,824
Coty, Inc.—Class A (Personal Care Products)	888		2,815
Cousins Properties, Inc. (Office REITs)	406		10,247
Crane Co. (Machinery)	118		21,552
Crane NXT Co. (Electronic Equipment, Instruments & Components)	120		6,062
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	127		10,658
Crown Holdings, Inc. (Containers & Packaging)	274		28,683
CubeSmart (Specialized REITs)	551		20,679
Cullen/Frost Bankers, Inc. (Banks)	154		21,224
Curtiss-Wright Corp. (Aerospace & Defense)	90		59,101
Cytokinetics, Inc.* (Biotechnology)	288		18,199
Darling Ingredients, Inc.* (Food Products)	383		17,488
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	480		5,986
Dick’s Sporting Goods, Inc. (Specialty Retail)	159		32,118
DocuSign, Inc.* (Software)	482		25,324
Dolby Laboratories, Inc.*—Class A (Software)	147		9,436
Donaldson Co., Inc. (Machinery)	279		28,441
Doximity, Inc.*—Class A (Health Care Technology)	332		12,440
Dropbox, Inc.*—Class A (Software)	422		10,753
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	247		31,127
Duolingo, Inc.* (Diversified Consumer Services)	97		13,004
Dutch Bros, Inc.* (Leisure Facilities & Services)	306		16,643
Dycom Industries, Inc.* (Construction & Engineering)	71		25,872
Dynatrace, Inc.* (Software)	726		27,654
Eagle Materials, Inc. (Construction Materials)	78		15,898
East West Bancorp, Inc. (Banks)	332		37,995
EastGroup Properties, Inc. (Industrial REITs)	127		23,067
EchoStar Corp.*—Class A (Media)	325		36,796
Elanco Animal Health, Inc.* (Pharmaceuticals)	1,196		28,800
elf Beauty, Inc.* (Personal Care Products)	143		12,154
Encompass Health Corp. (Health Care Providers & Services)	242		22,876
EnerSys (Electrical Equipment)	90		16,217
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	366		43,215
Envista Holdings Corp.* (Health Care Equipment & Supplies)	397		9,318
EPR Properties (Specialized REITs)	184		9,980
Equitable Holdings, Inc. (Financial Services)	689		31,970
Equity LifeStyle Properties, Inc. (Residential REITs)	465		29,373
Esab Corp. (Machinery)	138		16,712
Essent Group, Ltd. (Financial Services)	233		14,660
Essential Utilities, Inc. (Water Utilities)	680		26,377
Euronet Worldwide, Inc.* (Financial Services)	94		6,811
Evercore, Inc. (Capital Markets)	92		32,501
Exelixis, Inc.* (Biotechnology)	643		26,594
ExlService Holdings, Inc.* (Professional Services)	383		14,994
Exponent, Inc. (Professional Services)	120		8,624
F.N.B. Corp. (Banks)	863		15,146

Common Stocks, continued

	Shares			Value
Fabrinet* (Electronic Equipment, Instruments & Components)		85			$41,602
Federated Hermes, Inc.—Class B (Capital Markets)		180			9,590
Fidelity National Financial, Inc. (Insurance)		613			33,341
First American Financial Corp. (Insurance)		247			15,605
First Financial Bankshares, Inc. (Banks)		314			9,991
First Horizon Corp. (Banks)		1,187			29,071
First Industrial Realty Trust, Inc. (Industrial REITs)		318			18,454
FirstCash Holdings, Inc. (Consumer Finance)		94			16,027
Five Below, Inc.* (Specialty Retail)		134			25,680
Flex, Ltd.* (Electronic Equipment, Instruments & Components)		889			56,043
Floor & Decor Holdings, Inc.*—Class A (Specialty Retail)		258			17,018
Flowers Foods, Inc. (Food Products)		510			5,829
Flowserve Corp. (Machinery)		306			23,914
Fluor Corp. (Construction & Engineering)		387			17,876
Fortune Brands Innovations, Inc. (Building Products)		290			15,689
FTI Consulting, Inc.* (Professional Services)		71			12,402
GameStop Corp.—Class A (Specialty Retail)		994			23,737
Gaming and Leisure Properties, Inc. (Specialized REITs)		680			30,429
GATX Corp. (Trading Companies & Distributors)			85			15,462
Genpact, Ltd. (Professional Services)		385			16,979
Gentex Corp. (Automobile Components)		528			12,149
Glacier Bancorp, Inc. (Banks)		311			15,761
Globus Medical, Inc.* (Health Care Equipment & Supplies)		267			24,211
Graco, Inc. (Machinery)		399			34,845
Graham Holdings Co.—Class B (Diversified Consumer Services)		7			8,166
Grand Canyon Education, Inc.* (Diversified Consumer Services)		67			11,647
Graphic Packaging Holding Co. (Containers & Packaging)		713			10,445
Greif, Inc.—Class A (Containers & Packaging)		65			4,590
Guidewire Software, Inc.* (Software)		203			28,575
GXO Logistics, Inc.* (Air Freight & Logistics)		276			15,619
H&R Block, Inc. (Diversified Consumer Services)		304			11,993
Haemonetics Corp.* (Health Care Equipment & Supplies)		113			7,533
Halozyme Therapeutics, Inc.* (Biotechnology)		281			20,151
Hamilton Lane, Inc.—Class A (Capital Markets)		97			13,700
Hancock Whitney Corp. (Banks)		200			13,760
Harley-Davidson, Inc. (Automobiles)		287			5,683
Healthcare Realty Trust, Inc. (Health Care REITs)		847			14,221
HealthEquity, Inc.* (Health Care Providers & Services)		205			17,562
Hecla Mining Co. (Metals & Mining)		1,613			36,325
Hexcel Corp. (Aerospace & Defense)		191			15,817
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)		378			19,652
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)		145			6,541
Hims & Hers Health, Inc.*(a) (Health Care Providers & Services)		503			13,626
Home BancShares, Inc. (Banks)		441			12,745

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 51

Common Stocks, continued

	Shares	Value
Houlihan Lokey, Inc. (Capital Markets)	131		$22,050
Hyatt Hotels Corp.*—Class A (Hotels, Restaurants & Leisure)	101		15,793
IDACORP, Inc. (Electric Utilities)	131		17,395
Illumina, Inc.* (Life Sciences Tools & Services)	369		53,435
Independence Realty Trust, Inc. (Residential REITs)	575		9,603
Ingredion, Inc. (Food Products)	154		18,188
International Bancshares Corp. (Banks)	131		9,123
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	60		5,545
ITT, Inc. (Machinery)	205		37,372
Janus Henderson Group PLC (Capital Markets)	300		14,439
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	145		23,851
Jefferies Financial Group, Inc. (Capital Markets)	396		24,227
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	115		41,160
KB Home (Household Durables)	157		9,034
KBR, Inc. (Professional Services)	307		13,143
Kemper Corp. (Insurance)	143		5,636
Kilroy Realty Corp. (Office REITs)	263		9,068
Kinsale Capital Group, Inc. (Insurance)	53		20,982
Kirby Corp.* (Marine Transportation)	131		15,413
Kite Realty Group Trust (Retail REITs)	521		12,238
Knife River Corp. (Construction Materials)	138		9,269
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	389		21,434
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	408		42,028
Kyndryl Holdings, Inc.* (IT Services)	551		12,673
Lamar Advertising Co.—Class A (Specialized REITs)	210		26,945
Lancaster Colony Corp. (Food Products)	48		8,235
Landstar System, Inc. (Ground Transportation)	83		12,397
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	159		10,640
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	329		26,491
Lear Corp. (Automobile Components)	127		14,870
Lincoln Electric Holdings, Inc. (Machinery)	131		34,761
Lithia Motors, Inc.—Class A (Specialty Retail)	60		19,406
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	60		19,426
LivaNova PLC* (Health Care Equipment & Supplies)	131		8,608
Louisiana-Pacific Corp. (Paper & Forest Products)	154		12,896
Lumentum Holdings, Inc.* (Communications Equipment)	170		66,613
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	154		33,735
Macy’s, Inc. (Broadline Retail)	648		12,973
Manhattan Associates, Inc.* (Software)	145		21,896
Maplebear, Inc.* (Consumer Staples Distribution & Retail)	445		16,536
Masimo Corp.* (Health Care Equipment & Supplies)	108		14,832
MasTec, Inc.* (Construction & Engineering)	147		35,350
Matador Resources Co. (Oil, Gas & Consumable Fuels)	281		12,712

Common Stocks, continued

	Shares			Value
Mattel, Inc.* (Leisure Products)		750			$15,667
Maximus, Inc. (Professional Services)		138			13,033
Medpace Holdings, Inc.* (Life Sciences Tools & Services)		53			30,871
MGIC Investment Corp. (Financial Services)		540			14,537
MKS, Inc. (Semiconductors & Semiconductor Equipment)		161			37,901
Morningstar, Inc. (Capital Markets)		60			12,125
MP Materials Corp.* (Metals & Mining)		325			19,100
MSA Safety, Inc. (Commercial Services & Supplies)		90			15,944
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)		108			9,109
Mueller Industries, Inc. (Machinery)		267			36,349
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		325			9,779
Murphy USA, Inc. (Specialty Retail)		41			17,323
National Fuel Gas Co. (Gas Utilities)		217			18,174
National Storage Affiliates Trust (Specialized REITs)		171			5,440
Neurocrine Biosciences, Inc.* (Biotechnology)		240			32,654
New Jersey Resources Corp. (Gas Utilities)		242			11,974
New York Community Bancorp, Inc. (Banks)		722			9,545
NewMarket Corp. (Chemicals)		18			12,074
Nexstar Media Group, Inc. (Media)		71			15,079
Nextpower, Inc.*—Class A (Electrical Equipment)		357			41,801
NNN REIT, Inc. (Retail REITs)		456			19,002
NorthWestern Energy Group, Inc. (Multi-Utilities)		147			9,975
NOV, Inc. (Energy Equipment & Services)		881			16,166
Novanta, Inc.* (Electronic Equipment, Instruments & Components)		85			11,436
Nutanix, Inc.*—Class A (Software)		655			25,761
nVent Electric PLC (Electrical Equipment)		387			43,445
OGE Energy Corp. (Electric Utilities)		486			21,228
Okta, Inc.* (IT Services)		403			34,046
Old National Bancorp (Banks)		837			20,448
Old Republic International Corp. (Insurance)		546			21,387
Olin Corp. (Chemicals)		275			5,723
Ollie’s Bargain Outlet Holdings, Inc.* (Broadline Retail)		147			16,216
Omega Healthcare Investors, Inc. (Health Care REITs)		712			31,243
ONE Gas, Inc. (Gas Utilities)		145			11,536
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)		118			23,842
Option Care Health, Inc.* (Health Care Providers & Services)		383			13,022
Ormat Technologies, Inc. (Independent Power/Renewable Electricity Producers)		145			18,116
Oshkosh Corp. (Machinery)		154			22,148
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		611			26,560
Owens Corning (Building Products)		198			23,728
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)		485			5,301
Parsons Corp.* (Professional Services)		127			8,898
Paylocity Holding Corp.* (Professional Services)			106			14,308
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)		199			6,659
Pegasystems, Inc. (Software)		221			9,655

See accompanying notes to financial statements.

52 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

	Shares			Value
Penske Automotive Group, Inc. (Specialty Retail)		44			$6,899
Penumbra, Inc.* (Health Care Equipment & Supplies)		94			33,667
Performance Food Group Co.* (Consumer Staples Distribution & Retail)		378			36,080
Permian Resources Corp. (Oil, Gas & Consumable Fuels)		1,671			26,953
Pilgrim’s Pride Corp.* (Food Products)		104			4,510
Pinnacle Financial Partners, Inc. (Banks)		359			34,138
Pinterest, Inc.*—Class A (Interactive Media & Services)		1,434			31,735
Planet Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)		200			18,208
Polaris, Inc. (Leisure Products)		127			8,108
Portland General Electric Co. (Electric Utilities)		270			13,568
Post Holdings, Inc.* (Food Products)		115			11,766
Primerica, Inc. (Insurance)		78			20,517
Prosperity Bancshares, Inc. (Banks)		228			15,734
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)		751			52,225
PVH Corp. (Textiles, Apparel & Luxury Goods)		118			7,358
Qualys, Inc.* (Software)		85			11,212
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)		258			29,368
Range Resources Corp. (Oil, Gas & Consumable Fuels)		569			21,537
Rayonier, Inc. (Specialized REITs)		663			15,077
Rb Global, Inc.* (Commercial Services & Supplies)		445			50,539
RBC Bearings, Inc.* (Machinery)		76			37,974
Regal Rexnord Corp. (Electrical Equipment)		159			25,679
Reinsurance Group of America, Inc. (Insurance)			159			32,237
Reliance, Inc. (Metals & Mining)		127			41,847
RenaissanceRe Holdings, Ltd. (Insurance)		113			31,832
Repligen Corp.* (Life Sciences Tools & Services)		127			18,970
Rexford Industrial Realty, Inc. (Industrial REITs)		558			22,616
RH* (Specialty Retail)		37			7,357
RLI Corp. (Insurance)		221			12,913
Roivant Sciences, Ltd.* (Biotechnology)		1,056			22,831
Royal Gold, Inc. (Metals & Mining)		196			51,608
RPM International, Inc. (Chemicals)		311			33,265
Ryan Specialty Holdings, Inc.* (Insurance)		274			13,229
Ryder System, Inc. (Ground Transportation)		97			18,554
Sabra Health Care REIT, Inc. (Health Care REITs)		600			11,238
Saia, Inc.* (Ground Transportation)		65			21,767
Science Applications International Corp. (Professional Services)		113			11,499
SEI Investments Co. (Capital Markets)		223			19,591
Selective Insurance Group, Inc. (Insurance)		145			12,192
Sensata Technologies Holding PLC (Electrical Equipment)		353			12,210
Service Corp. International (Diversified Consumer Services)		336			27,025
Shift4 Payments, Inc.*(a)—Class A (Financial Services)		161			9,505
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)		78			11,111
Siligan Holdings, Inc. (Containers & Packaging)		212			9,148

Common Stocks, continued

	Shares			Value
Simpson Manufacturing Co., Inc. (Building Products)		101			$17,855
SLM Corp. (Consumer Finance)		489			13,276
Sonoco Products Co. (Containers & Packaging)		237			11,376
Sotera Health Co.* (Life Sciences Tools & Services)		501			9,078
SouthState Bank Corp. (Banks)		242			24,764
Southwest Gas Holdings, Inc. (Gas Utilities)		154			12,754
Spire, Inc. (Gas Utilities)		143			12,082
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)		235			16,664
SPX Technologies, Inc.* (Machinery)		120			25,009
STAG Industrial, Inc. (Industrial REITs)		450			16,880
STANDARDAERO INC* (Aerospace & Defense)		337			10,410
Starwood Property Trust, Inc. (Mortgage REITs)			840			15,061
Sterling Infrastructure, Inc.* (Construction & Engineering)		76			27,201
Stifel Financial Corp. (Capital Markets)		247			30,455
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)		94			7,756
Talen Energy Corp.* (Electric Utilities)		108			37,624
Taylor Morrison Home Corp.* (Household Durables)		235			14,323
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)		182			28,878
TechnipFMC PLC (Energy Equipment & Services)		972			54,160
Tempur Sealy International, Inc. (Household Durables)		505			44,364
Tenet Healthcare Corp.* (Health Care Providers & Services)		212			40,128
Terex Corp. (Machinery)		159			9,063
Tetra Tech, Inc. (Commercial Services & Supplies)		632			23,801
Texas Capital Bancshares, Inc.* (Banks)		108			10,926
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		159			28,597
The Boston Beer Co., Inc.*—Class A (Beverages)		18			3,845
The Brink’s Co. (Commercial Services & Supplies)		101			12,831
The Carlyle Group, Inc. (Capital Markets)		624			36,680
The Ensign Group, Inc. (Health Care Providers & Services)		138			23,689
The Gap, Inc. (Specialty Retail)		544			15,221
The Goodyear Tire & Rubber Co.* (Automobile Components)		689			6,483
The Hanover Insurance Group, Inc. (Insurance)		85			14,802
The Middleby Corp.* (Machinery)		113			16,630
The New York Times Co.—Class A (Media)		387			28,371
The Scotts Miracle-Gro Co. (Chemicals)		106			6,807
The Timken Co. (Machinery)		154			14,351
The Toro Co. (Machinery)		235			21,503
Thor Industries, Inc. (Automobiles)		127			14,207
Toll Brothers, Inc. (Household Durables)		233			33,666
TopBuild Corp.* (Household Durables)		67			31,359
TransUnion (Professional Services)		468			36,980
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		157			10,918
Trex Co., Inc.* (Building Products)		258			10,686
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)			249			24,452

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 53

Common Stocks, continued

	Shares	Value
Twilio, Inc.*—Class A (Software)	366		$44,089
TXNM Energy, Inc. (Electric Utilities)	237		13,964
UFP Industries, Inc. (Building Products)	138		14,253
UGI Corp. (Gas Utilities)	516		20,697
UiPath, Inc.*—Class A (Software)	1,012		12,741
UL Solutions, Inc.*—Class A (Professional Services)	182		12,782
UMB Financial Corp. (Banks)	173		21,995
United Bankshares, Inc. (Banks)	337		14,265
United Therapeutics Corp.* (Biotechnology)	104		48,827
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	106		12,171
Unum Group (Insurance)	371		28,185
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	535		44,737
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	85		11,311
Valaris, Ltd.* (Energy Equipment & Services)	157		9,064
Valley National Bancorp (Banks)	1,155		14,391
Valmont Industries, Inc. (Construction & Engineering)	48		21,387
Valvoline, Inc.* (Specialty Retail)	307		10,045
VF Corp. (Textiles, Apparel & Luxury Goods)	791		15,496
Viper Energy, Inc.—Class A (Oil & Gas Producers)	403		17,063
Visteon Corp. (Automobile Components)	67		6,088
Vontier Corp. (Electronic Equipment, Instruments & Components)	348		13,050
Vornado Realty Trust (Office REITs)	387		12,338
Voya Financial, Inc. (Financial Services)	228		17,478
Warner Music Group Corp.—Class A (Entertainment)	353		10,583
Watsco, Inc. (Trading Companies & Distributors)	83		32,075
Watts Water Technologies, Inc.—Class A (Machinery)	67		20,054
Weatherford International PLC (Energy Equipment & Services)	173		16,276
Webster Financial Corp. (Banks)	387		25,453
WESCO International, Inc. (Trading Companies & Distributors)	118		34,153
Western Alliance Bancorp (Banks)	247		22,020
Westlake Corp. (Chemicals)	81		6,425
WEX, Inc.* (Financial Services)	83		12,774
Whirlpool Corp.(a) (Household Durables)	134		10,719
Wingstop, Inc. (Hotels, Restaurants & Leisure)	67		17,784
Wintrust Financial Corp. (Banks)	161		23,746
Woodward, Inc. (Aerospace & Defense)	145		46,086
WP Carey, Inc. (Equity REIT—Diversified)	528		36,828
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	182		13,248

Common Stocks, continued

	Shares	Value
XPO, Inc.* (Ground Transportation)	281		$41,618
YETI Holdings, Inc.* (Leisure Products)	187		8,548
Zions Bancorp N.A. (Banks)	355		21,268
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	662		5,329
TOTAL COMMON STOCKS (Cost $6,639,327)		8,041,487

Repurchase Agreements(b)(c) (13.7%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $1,267,247		$1,267,000		$1,267,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,267,000)				1,267,000

Collateral for Securities Loaned(d) (0.2%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 3.69%(e)	21,587		$21,587
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $21,587)			21,587
TOTAL INVESTMENT SECURITIES (Cost $7,927,914)—101.0%			9,330,074
Net other assets (liabilities)—(1.0)%			(90,197)
NET ASSETS—100.0%			$9,239,877
*
Non-income producing security.
(a)
All or part of this security was on loan as of January 31, 2026. The total value of securities on loan as of January 31, 2026 was $20,797.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $177,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at January 31, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of January 31, 2026.
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

54 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount		Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	2/27/26		4.29%			$619,744	$(8,704)
S&P MidCap 400	UBS AG	2/27/26		4.44%		639,301		(8,990)
						$1,259,045		$(17,694)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Mid-Cap ProFund invested in the following industries as of January 31, 2026:

	Value		% of Net Assets
Aerospace & Defense		$240,000		2.6%
Air Freight & Logistics		15,619		0.2%
Automobile Components		84,423		0.9%
Automobiles		19,890		0.2%
Banks		484,000		5.3%
Beverages		45,034		0.5%
Biotechnology		195,434		2.1%
Broadline Retail		29,189		0.3%
Building Products		157,605		1.7%
Capital Markets		236,335		2.6%
Chemicals		105,316		1.1%
Commercial Services & Supplies		134,304		1.5%
Communications Equipment		152,480		1.7%
Construction & Engineering		158,351		1.7%
Construction Materials		25,167		0.3%
Consumer Finance		57,842		0.6%
Consumer Staples Distribution & Retail		213,865		2.4%
Containers & Packaging		84,109		0.9%
Diversified Consumer Services		71,835		0.8%
Electric Utilities		103,779		1.1%
Electrical Equipment		161,308		1.7%
Electronic Equipment, Instruments & Components		364,729		3.8%
Energy Equipment & Services		95,666		1.0%
Entertainment		10,583		0.1%
Equity REIT—Diversified		36,828		0.4%
Financial Services		127,559		1.4%
Food Products		66,016		0.7%
Gas Utilities		87,217		0.9%
Ground Transportation		120,485		1.3%
Health Care Equipment & Supplies		114,795		1.2%
Health Care Providers & Services		145,853		1.6%
Health Care REITs		76,592		0.8%
Health Care Technology		12,440		0.1%
Hotel & Resort REITs		5,301		0.1%
Hotels, Restaurants & Leisure		179,043		1.9%
Household Durables		143,465		1.6%
Independent Power/Renewable Electricity Producers		18,116		0.2%
Industrial REITs		81,017		0.9%
Industrial Support Services		36,997		0.4%
Insurance		303,170		3.3%

	Value		% of Net Assets
Interactive Media & Services		$37,064		0.4%
IT Services		52,136		0.6%
Leisure Facilities & Services		31,192		0.3%
Leisure Products		44,917		0.5%
Life Sciences Tools & Services		155,022		1.7%
Machinery		462,267		5.0%
Marine Transportation		15,413		0.2%
Media		80,246		0.9%
Metals & Mining		300,884		3.3%
Mortgage REITs		52,867		0.6%
Multi-Utilities		23,258		0.3%
Office REITs		39,972		0.4%
Oil & Gas Producers		17,063		0.2%
Oil, Gas & Consumable Fuels		222,213		2.4%
Paper & Forest Products		12,896		0.1%
Passenger Airlines		35,342		0.4%
Personal Care Products		22,554		0.2%
Pharmaceuticals		52,651		0.6%
Professional Services		226,399		2.5%
Real Estate Management & Development		41,160		0.4%
Residential REITs		63,531		0.7%
Retail—Discretionary		10,813		0.1%
Retail REITs		70,946		0.8%
Semiconductors & Semiconductor Equipment		265,806		2.9%
Software		273,337		2.9%
Specialized REITs		108,550		1.1%
Specialty Retail		259,921		2.8%
Technology Hardware, Storage & Peripherals		52,225		0.6%
Textiles, Apparel & Luxury Goods		43,352		0.5%
Trading Companies & Distributors		139,356		1.5%
Water Utilities		26,377		0.3%
Other**	1,198,390			12.9%
Total		$9,239,877		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 55

Common Stocks (99.8%)

Shares		Value
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	39		$3,808
Acuity, Inc. (Electrical Equipment)	14		4,329
Advanced Drainage Systems, Inc. (Building Products)	43		6,538
AECOM* (Construction & Engineering)	103		9,932
AGCO Corp. (Machinery)	86		9,753
Agree Realty Corp. (Retail REITs)	87		6,284
Alaska Air Group, Inc.* (Passenger Airlines)	161		8,184
Albertsons Cos., Inc.—Class A (Consumer Staples Distribution & Retail)	546		9,091
Alcoa Corp. (Metals & Mining)	359		20,395
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	63		2,325
Ally Financial, Inc. (Consumer Finance)	388		16,405
American Airlines Group, Inc.* (Passenger Airlines)	911		12,116
American Financial Group, Inc. (Insurance)	59		7,686
American Healthcare REIT, Inc. (Health Care REITs)	95		4,456
American Homes 4 Rent—Class A (Residential REITs)	451		14,126
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	82		3,963
Annaly Capital Management, Inc. (Mortgage REITs)	945		21,745
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	405		14,730
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	23		5,989
AptarGroup, Inc. (Containers & Packaging)	91		11,370
Aramark (Hotels, Restaurants & Leisure)	364		14,010
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	72		9,539
ASGN, Inc.* (IT Services)	60		3,125
Ashland, Inc. (Chemicals)	63		3,853
Associated Banc-Corp. (Banks)	226		6,161
Autoliv, Inc. (Automobile Components)	37		4,486
AutoNation, Inc.* (Specialty Retail)	39		7,994
Avantor, Inc.* (Life Sciences Tools & Services)	941		10,276
Avient Corp. (Chemicals)	127		4,591
Avis Budget Group, Inc.* (Ground Transportation)	6		690
Avnet, Inc. (Electronic Equipment, Instruments & Components)	112		6,988
Axalta Coating Systems, Ltd.* (Chemicals)	294		9,873
Bank OZK (Banks)	147		6,991
Bath & Body Works, Inc. (Retail—Discretionary)	284		6,191
Belden, Inc. (Electronic Equipment, Instruments & Components)	30		3,525
BellRing Brands, Inc.* (Personal Care Products)	102		2,536
Bentley Systems, Inc.—Class B (Software)	76		2,669
BILL Holdings, Inc.* (Software)	63		2,720
BioMarin Pharmaceutical, Inc.* (Biotechnology)	114		6,445
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	11		3,231
BJ’s Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	183		16,917
Black Hills Corp. (Multi-Utilities)	105		7,663
Blackbaud, Inc. (Software)	26		1,396
Booz Allen Hamilton Holding Corporation (Professional Services)	167		14,765

Common Stocks, continued

Shares		Value
BorgWarner, Inc. (Automobile Components)	296		$14,033
Brighthouse Financial, Inc.* (Insurance)	79		5,061
Brixmor Property Group, Inc. (Retail REITs)	229		6,135
Bruker Corp.* (Life Sciences Tools & Services)	72		3,189
Brunswick Corp. (Leisure Products)	90		7,220
Burlington Stores, Inc.* (Specialty Retail)	34		10,059
Cabot Corp. (Chemicals)	74		5,342
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	85		1,918
Carlisle Cos., Inc. (Building Products)	33		11,249
Cava Group, Inc.* (Leisure Facilities & Services)	80		4,850
Chemed Corp. (Health Care Providers & Services)	10		4,271
Chewy, Inc.*—Class A (Specialty Retail)	104		3,027
Choice Hotels International, Inc.* (Hotels, Restaurants & Leisure)	12		1,234
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	79		7,919
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	31		4,041
Clean Harbors, Inc.* (Commercial Services & Supplies)	34		8,837
Cleveland-Cliffs, Inc.* (Metals & Mining)	787		10,829
CNH Industrial N.V. (Machinery)	1,224		13,170
CNO Financial Group, Inc. (Insurance)	132		5,551
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	187		7,256
Cognex Corp. (Electronic Equipment, Instruments & Components)	115		4,455
Columbia Banking System, Inc. (Banks)	414		12,188
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	36		1,990
Commerce Bancshares, Inc. (Banks)	180		9,475
Commercial Metals Co. (Metals & Mining)	153		11,761
CommVault Systems, Inc.* (Software)	23		1,971
Concentrix Corp. (Professional Services)	61		2,278
COPT Defense Properties (Office REITs)	92		2,835
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	148		7,897
Corebridge Financial, Inc (Financial Services)	370		11,408
Coty, Inc.—Class A (Personal Care Products)	509		1,614
Cousins Properties, Inc. (Office REITs)	232		5,856
Crane Co. (Machinery)	33		6,027
Crane NXT Co. (Electronic Equipment, Instruments & Components)	41		2,071
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	41		3,441
Crown Holdings, Inc. (Containers & Packaging)	158		16,540
CubeSmart (Specialized REITs)	173		6,493
Cullen/Frost Bankers, Inc. (Banks)	44		6,064
Cytokinetics, Inc.* (Biotechnology)	78		4,929
Darling Ingredients, Inc.* (Food Products)	219		10,000
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	274		3,417
Dick’s Sporting Goods, Inc. (Specialty Retail)	55		11,110
DocuSign, Inc.* (Software)	114		5,990
Dolby Laboratories, Inc.*—Class A (Software)	48		3,081
Donaldson Co., Inc. (Machinery)	52		5,301
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	40		5,041
Duolingo, Inc.* (Diversified Consumer Services)	17		2,279
Dutch Bros, Inc.* (Leisure Facilities & Services)	78		4,242
Eagle Materials, Inc. (Construction Materials)	22		4,484

See accompanying notes to financial statements.

56 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

Shares		Value
East West Bancorp, Inc. (Banks)	94		$10,757
EastGroup Properties, Inc. (Industrial REITs)	28		5,086
elf Beauty, Inc.* (Personal Care Products)	28		2,380
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	125		14,759
Envista Holdings Corp.* (Health Care Equipment & Supplies)	228		5,351
EPR Properties (Specialized REITs)	51		2,766
Equitable Holdings, Inc. (Financial Services)	206		9,558
Equity LifeStyle Properties, Inc. (Residential REITs)	131		8,275
Esab Corp. (Machinery)	44		5,328
Essent Group, Ltd. (Financial Services)	77		4,845
Essential Utilities, Inc. (Water Utilities)	393		15,244
Euronet Worldwide, Inc.* (Financial Services)	54		3,913
Evercore, Inc. (Capital Markets)	20		7,065
Exponent, Inc. (Professional Services)	33		2,372
F.N.B. Corp. (Banks)	494		8,670
Fidelity National Financial, Inc. (Insurance)	352		19,144
First American Financial Corp. (Insurance)	141		8,908
First Financial Bankshares, Inc. (Banks)	105		3,341
First Horizon Corp. (Banks)	682		16,702
Floor & Decor Holdings, Inc.*—Class A (Specialty Retail)	149		9,828
Flowers Foods, Inc. (Food Products)	291		3,326
Fluor Corp. (Construction & Engineering)	222		10,255
Fortune Brands Innovations, Inc. (Building Products)	71		3,841
FTI Consulting, Inc.* (Professional Services)	26		4,541
GameStop Corp.—Class A (Specialty Retail)	570		13,611
Gaming and Leisure Properties, Inc. (Specialized REITs)	214		9,576
GATX Corp. (Trading Companies & Distributors)	20		3,638
Genpact, Ltd. (Professional Services)	117		5,160
Gentex Corp. (Automobile Components)	182		4,188
Glacier Bancorp, Inc. (Banks)	178		9,021
Graco, Inc. (Machinery)	112		9,781
Graham Holdings Co.—Class B (Diversified Consumer Services)	3		3,500
Graphic Packaging Holding Co. (Containers & Packaging)	407		5,963
Greif, Inc.—Class A (Containers & Packaging)	37		2,613
GXO Logistics, Inc.* (Air Freight & Logistics)	159		8,998
H&R Block, Inc. (Diversified Consumer Services)	85		3,353
Haemonetics Corp.* (Health Care Equipment & Supplies)	26		1,733
Hamilton Lane, Inc.—Class A (Capital Markets)	27		3,813
Hancock Whitney Corp. (Banks)	115		7,912
Harley-Davidson, Inc. (Automobiles)	162		3,208
Healthcare Realty Trust, Inc. (Health Care REITs)	485		8,143
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	216		11,230
Home BancShares, Inc. (Banks)	254		7,341
Houlihan Lokey, Inc. (Capital Markets)	36		6,060
Hyatt Hotels Corp.*—Class A (Hotels, Restaurants & Leisure)	17		2,658
IDACORP, Inc. (Electric Utilities)	36		4,780
Illumina, Inc.* (Life Sciences Tools & Services)	97		14,047
Independence Realty Trust, Inc. (Residential REITs)	330		5,511
Ingredion, Inc. (Food Products)	87		10,274
International Bancshares Corp. (Banks)	40		2,786

Common Stocks, continued

	Shares		Value
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)		35		$3,234
Janus Henderson Group PLC (Capital Markets)		171		8,230
Jefferies Financial Group, Inc. (Capital Markets)		228		13,949
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)		66		23,622
KB Home (Household Durables)		89		5,121
KBR, Inc. (Professional Services)		176		7,535
Kemper Corp. (Insurance)		81		3,192
Kilroy Realty Corp. (Office REITs)		150		5,172
Kirby Corp.* (Marine Transportation)		40		4,706
Kite Realty Group Trust (Retail REITs)		300		7,047
Knife River Corp. (Construction Materials)		47		3,157
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)		223		12,287
Kyndryl Holdings, Inc.* (IT Services)		316		7,268
Lamar Advertising Co.—Class A (Specialized REITs)		49		6,287
Lancaster Colony Corp. (Food Products)		14		2,402
Landstar System, Inc. (Ground Transportation)		48		7,169
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)		28		1,874
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)		77		6,200
Lear Corp. (Automobile Components)		72		8,430
Lincoln Electric Holdings, Inc. (Machinery)		24		6,368
Lithia Motors, Inc.—Class A (Specialty Retail)		33		10,674
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)		20		6,475
Louisiana-Pacific Corp. (Paper & Forest Products)		87		7,285
Macy’s, Inc. (Broadline Retail)		371		7,427
Manhattan Associates, Inc.* (Software)		32		4,832
Maplebear, Inc.* (Consumer Staples Distribution & Retail)		255		9,476
Masimo Corp.* (Health Care Equipment & Supplies)		28		3,845
Matador Resources Co. (Oil, Gas & Consumable Fuels)		162		7,329
Mattel, Inc.* (Leisure Products)		257		5,369
Maximus, Inc. (Professional Services)		36		3,400
MGIC Investment Corp. (Financial Services)		151		4,065
MKS, Inc. (Semiconductors & Semiconductor Equipment)		28		6,591
Morningstar, Inc. (Capital Markets)		17		3,436
MP Materials Corp.* (Metals & Mining)		76		4,467
MSA Safety, Inc. (Commercial Services & Supplies)		20		3,543
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)		37		3,121
Mueller Industries, Inc. (Machinery)		43		5,854
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		185		5,567
Murphy USA, Inc. (Specialty Retail)		23		9,718
National Fuel Gas Co. (Gas Utilities)		48		4,020
National Storage Affiliates Trust (Specialized REITs)		57		1,813
New Jersey Resources Corp. (Gas Utilities)		141		6,977
New York Community Bancorp, Inc. (Banks)		413		5,460
Nexstar Media Group, Inc. (Media)		17		3,610

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 57

Common Stocks, continued

Shares		Value
Nextpower, Inc.*—Class A (Electrical Equipment)	73		$8,548
NNN REIT, Inc. (Retail REITs)	151		6,292
NorthWestern Energy Group, Inc. (Multi-Utilities)	48		3,257
NOV, Inc. (Energy Equipment & Services)	504		9,248
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	27		3,633
Nutanix, Inc.*—Class A (Software)	151		5,939
OGE Energy Corp. (Electric Utilities)	279		12,187
Old National Bancorp (Banks)	481		11,751
Old Republic International Corp. (Insurance)	152		5,954
Olin Corp. (Chemicals)	157		3,267
Omega Healthcare Investors, Inc. (Health Care REITs)	188		8,250
ONE Gas, Inc. (Gas Utilities)	84		6,683
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	35		7,072
Oshkosh Corp. (Machinery)	48		6,903
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	351		15,257
Owens Corning (Building Products)	114		13,661
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	274		2,995
Parsons Corp.* (Professional Services)	24		1,681
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	114		3,814
Penske Automotive Group, Inc. (Specialty Retail)	26		4,077
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	217		20,712
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	959		15,468
Pilgrim’s Pride Corp.* (Food Products)	59		2,559
Pinnacle Financial Partners, Inc. (Banks)	208		19,779
Pinterest, Inc.*—Class A (Interactive Media & Services)	263		5,821
Polaris, Inc. (Leisure Products)	74		4,724
Portland General Electric Co. (Electric Utilities)	156		7,839
Post Holdings, Inc.* (Food Products)	67		6,855
Primerica, Inc. (Insurance)	18		4,735
Prosperity Bancshares, Inc. (Banks)	131		9,040
PVH Corp. (Textiles, Apparel & Luxury Goods)	66		4,116
Range Resources Corp. (Oil, Gas & Consumable Fuels)	327		12,377
Rayonier, Inc. (Specialized REITs)	383		8,709
Regal Rexnord Corp. (Electrical Equipment)	92		14,858
Reinsurance Group of America, Inc. (Insurance)	91		18,449
Reliance, Inc. (Metals & Mining)	73		24,053
RenaissanceRe Holdings, Ltd. (Insurance)	31		8,733
Repligen Corp.* (Life Sciences Tools & Services)	33		4,929
Rexford Industrial Realty, Inc. (Industrial REITs)	321		13,010
RH* (Specialty Retail)	21		4,175
RLI Corp. (Insurance)	127		7,421
Roivant Sciences, Ltd.* (Biotechnology)	255		5,513
RPM International, Inc. (Chemicals)	105		11,231
Ryan Specialty Holdings, Inc.* (Insurance)	53		2,559
Ryder System, Inc. (Ground Transportation)	56		10,712
Saia, Inc.* (Ground Transportation)	37		12,390
Science Applications International Corp. (Professional Services)	64		6,513
SEI Investments Co. (Capital Markets)	52		4,568
Selective Insurance Group, Inc. (Insurance)	84		7,063

Common Stocks, continued

	Shares		Value
Sensata Technologies Holding PLC (Electrical Equipment)		201		$6,953
Service Corp. International (Diversified Consumer Services)		91		7,319
Shift4 Payments, Inc.*—Class A (Financial Services)		32		1,889
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)		21		2,991
Siligan Holdings, Inc. (Containers & Packaging)		121		5,221
Simpson Manufacturing Co., Inc. (Building Products)		29		5,127
SLM Corp. (Consumer Finance)		126		3,421
Sonoco Products Co. (Containers & Packaging)		137		6,576
SouthState Bank Corp. (Banks)		140		14,326
Southwest Gas Holdings, Inc. (Gas Utilities)		89		7,371
Spire, Inc. (Gas Utilities)		47		3,971
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)		81		5,744
STAG Industrial, Inc. (Industrial REITs)		101		3,789
STANDARDAERO INC* (Aerospace & Defense)		102		3,151
Starwood Property Trust, Inc. (Mortgage REITs)		480		8,606
Stifel Financial Corp. (Capital Markets)		64		7,891
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)		53		4,373
Taylor Morrison Home Corp.* (Household Durables)		135		8,228
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)		105		16,661
Terex Corp. (Machinery)		91		5,187
Texas Capital Bancshares, Inc.* (Banks)		32		3,237
The Boston Beer Co., Inc.*—Class A (Beverages)		11		2,350
The Brink’s Co. (Commercial Services & Supplies)		17		2,160
The Carlyle Group, Inc. (Capital Markets)		219		12,873
The Gap, Inc. (Specialty Retail)		313		8,758
The Goodyear Tire & Rubber Co.* (Automobile Components)		393		3,698
The Hanover Insurance Group, Inc. (Insurance)		28		4,876
The Middleby Corp.* (Machinery)		64		9,419
The Scotts Miracle-Gro Co. (Chemicals)		61		3,917
The Timken Co. (Machinery)		87		8,108
The Toro Co. (Machinery)		135		12,353
Thor Industries, Inc. (Automobiles)		74		8,278
Toll Brothers, Inc. (Household Durables)		133		19,218
TransUnion (Professional Services)		130		10,273
Trex Co., Inc.* (Building Products)		150		6,213
TXNM Energy, Inc. (Electric Utilities)		80		4,714
UFP Industries, Inc. (Building Products)		81		8,366
UGI Corp. (Gas Utilities)		298		11,953
UiPath, Inc.*—Class A (Software)		138		1,737
UMB Financial Corp. (Banks)		98		12,460
United Bankshares, Inc. (Banks)		194		8,212
Universal Display Corp. (Semiconductors & Semiconductor Equipment)		34		3,904
Unum Group (Insurance)		214		16,258
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)		309		25,838
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)		26		3,460
Valley National Bancorp (Banks)		662		8,249

See accompanying notes to financial statements.

58 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Valmont Industries, Inc. (Construction & Engineering)	11	$4,901
VF Corp. (Textiles, Apparel & Luxury Goods)	454	8,894
Viper Energy, Inc.—Class A (Oil & Gas Producers)	234	9,908
Visteon Corp. (Automobile Components)	38	3,453
Vontier Corp. (Electronic Equipment, Instruments & Components)	113	4,238
Vornado Realty Trust (Office REITs)	223	7,108
Voya Financial, Inc. (Financial Services)	131	10,042
Warner Music Group Corp.—Class A (Entertainment)	96	2,878
Watsco, Inc. (Trading Companies & Distributors)	49	18,936
Weatherford International PLC (Energy Equipment & Services)	59	5,551
Webster Financial Corp. (Banks)	223	14,667
WESCO International, Inc. (Trading Companies & Distributors)	68	19,682
Western Alliance Bancorp (Banks)	142	12,659
Westlake Corp. (Chemicals)	46	3,649
WEX, Inc.* (Financial Services)	19	2,924

Common Stocks, continued

	Shares	Value
Whirlpool Corp. (Household Durables)	77	$6,159
Wintrust Financial Corp. (Banks)	93	13,717
WP Carey, Inc. (Equity REIT—Diversified)	142	9,905
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	50	3,640
YETI Holdings, Inc.* (Leisure Products)	44	2,011
Zions Bancorp N.A. (Banks)	205	12,282
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	156	1,256
TOTAL COMMON STOCKS (Cost $1,631,890)		2,239,563
TOTAL INVESTMENT SECURITIES (Cost $1,631,890)—99.8%		2,239,563
Net other assets (liabilities)—0.2%		5,239
NET ASSETS—100.0%		$2,244,802
*
Non-income producing security.
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 59

Mid-Cap Value ProFund invested in the following industries as of January 31, 2026:

	Value		% of Net Assets
Aerospace & Defense		$3,151		0.1%
Air Freight & Logistics		8,998		0.4%
Automobile Components		38,288		1.7%
Automobiles		11,486		0.5%
Banks		253,248		11.2%
Beverages		2,350		0.1%
Biotechnology		16,887		0.8%
Broadline Retail		7,427		0.3%
Building Products		54,995		2.4%
Capital Markets		67,885		3.0%
Chemicals		45,723		2.0%
Commercial Services & Supplies		14,540		0.6%
Construction & Engineering		25,088		1.1%
Construction Materials		7,641		0.3%
Consumer Finance		19,826		0.9%
Consumer Staples Distribution & Retail		87,778		3.9%
Containers & Packaging		48,283		2.2%
Diversified Consumer Services		16,451		0.7%
Electric Utilities		29,520		1.3%
Electrical Equipment		34,688		1.5%
Electronic Equipment, Instruments & Components		60,819		2.7%
Energy Equipment & Services		14,799		0.7%
Entertainment		2,878		0.1%
Equity REIT—Diversified		9,905		0.4%
Financial Services		48,644		2.2%
Food Products		35,416		1.6%
Gas Utilities		40,975		1.8%
Ground Transportation		43,248		1.9%
Health Care Equipment & Supplies		16,220		0.7%
Health Care Providers & Services		4,271		0.2%
Health Care REITs		20,849		0.9%
Hotel & Resort REITs		2,995		0.1%
Hotels, Restaurants & Leisure		25,002		1.1%
Household Durables		38,726		1.7%
Industrial REITs		21,885		1.0%
Insurance		125,590		5.6%

	Value		% of Net Assets
Interactive Media & Services		$7,077		0.3%
IT Services		10,393		0.5%
Leisure Facilities & Services		9,092		0.4%
Leisure Products		19,324		0.9%
Life Sciences Tools & Services		35,672		1.6%
Machinery		103,552		4.7%
Marine Transportation		4,706		0.2%
Media		3,610		0.2%
Metals & Mining		71,505		3.2%
Mortgage REITs		30,351		1.4%
Multi-Utilities		10,920		0.5%
Office REITs		20,971		0.9%
Oil & Gas Producers		9,908		0.4%
Oil, Gas & Consumable Fuels		105,988		4.7%
Paper & Forest Products		7,285		0.3%
Passenger Airlines		20,300		0.9%
Personal Care Products		6,530		0.3%
Professional Services		58,518		2.7%
Real Estate Management & Development		23,622		1.1%
Residential REITs		27,912		1.2%
Retail—Discretionary		6,191		0.3%
Retail REITs		25,758		1.1%
Software		30,335		1.4%
Semiconductors & Semiconductor Equipment		56,219		2.5%
Specialized REITs		35,644		1.7%
Specialty Retail		96,839		4.4%
Textiles, Apparel & Luxury Goods		20,359		0.9%
Trading Companies & Distributors		59,263		2.7%
Water Utilities		15,244		0.7%
Other**	5,239			0.2%
Total		$2,244,802		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

60 :: Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks (48.1%)

	Shares	Value
Adobe, Inc.* (Software)	1,368		$401,166
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	5,320		1,259,404
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,390		179,824
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	432		146,042
Alphabet, Inc.—Class A (Interactive Media & Services)	6,887		2,327,806
Alphabet, Inc.—Class C (Interactive Media & Services)	6,401		2,166,931
Amazon.com, Inc.* (Broadline Retail)	12,654		3,028,103
American Electric Power Co., Inc. (Electric Utilities)	1,746		209,127
Amgen, Inc. (Biotechnology)	1,760		601,709
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,600		497,408
Apple, Inc. (Technology Hardware, Storage & Peripherals)	17,491		4,538,564
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,603		838,999
AppLovin Corp.*—Class A (Software)	1,005		475,476
ARM Holdings PLC*ADR (Semiconductors & Semiconductor Equipment)	452		47,623
ASML Holding N.V.ADR (Semiconductors & Semiconductor Equipment)	286		406,978
Atlassian Corp.*—Class A (Software)	549		64,881
Autodesk, Inc.* (Software)	693		175,239
Automatic Data Processing, Inc. (Professional Services)	1,322		326,296
Axon Enterprise, Inc.* (Aerospace & Defense)	258		124,764
Baker Hughes Co. (Energy Equipment & Services)	3,225		180,729
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	105		525,194
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	5,591		1,852,298
Cadence Design Systems, Inc.* (Software)	889		263,464
Charter Communications, Inc.*—Class A (Media)	423		87,189
Cintas Corp. (Commercial Services & Supplies)	1,313		251,295
Cisco Systems, Inc. (Communications Equipment)	12,912		1,011,268
Coca-Cola European Partners PLC (Beverages)	1,497		137,275
Cognizant Technology Solutions Corp.— Class A (IT Services)	1,578		129,491
Comcast Corp.—Class A (Media)	11,878		353,370
Constellation Energy Corp. (Electric Utilities)	1,184		332,325
Copart, Inc.* (Commercial Services & Supplies)	3,165		128,436
CoStar Group, Inc.* (Real Estate Management & Development)	1,385		85,178
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	1,449		1,362,422
Crowdstrike Holdings, Inc.*—Class A (Software)	820		361,952
CSX Corp. (Ground Transportation)	6,087		229,845
Datadog, Inc.*—Class A (Software)	1,064		137,596
Dexcom, Inc.* (Health Care Equipment & Supplies)	1,275		93,126

Common Stocks, continued

	Shares	Value
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	936		$153,457
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,328		271,735
Electronic Arts, Inc. (Entertainment)	818		166,807
Exelon Corp. (Electric Utilities)	3,302		147,864
Fastenal Co. (Trading Companies & Distributors)	3,753		162,730
Ferrovial SE (Construction & Engineering)	2,398		163,040
Fortinet, Inc.* (Software)	2,430		197,462
GE HealthCare Technologies, Inc.* (Health Care Equipment & Supplies)	1,489		117,586
Gilead Sciences, Inc. (Biotechnology)	4,054		575,465
Honeywell International, Inc. (Industrial Conglomerates)	2,074		471,876
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	261		174,990
Insmed, Inc.* (Biotechnology)	698		109,495
Intel Corp. (Semiconductors & Semiconductor Equipment)	15,596		724,746
Intuit, Inc. (Software)	908		453,019
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,158		583,887
Keurig Dr Pepper, Inc. (Beverages)	4,441		121,861
KLA Corp. (Semiconductors & Semiconductor Equipment)	430		614,014
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	4,104		958,120
Linde PLC (Chemicals)	1,526		697,336
Marriott International, Inc. (Hotels, Restaurants & Leisure)	877		276,518
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,817		222,318
MercadoLibre, Inc.* (Broadline Retail)	166		356,533
Meta Platforms, Inc.—Class A (Interactive Media & Services)	3,476		2,490,553
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,766		134,075
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,678		1,525,929
Microsoft Corp. (Software)	8,798		3,785,692
Mondelez International, Inc.—Class A (Food Products)	4,218		246,627
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	157		176,492
Monster Beverage Corp.* (Beverages)	3,193		257,867
Netflix, Inc.* (Entertainment)	13,846		1,156,003
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	28,763		5,497,471
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	823		186,113
Old Dominion Freight Line, Inc. (Ground Transportation)	683		118,296
O’Reilly Automotive, Inc.* (Specialty Retail)	2,759		271,513
PACCAR, Inc. (Machinery)	1,716		210,914
Palantir Technologies, Inc.*—Class A (Software)	7,465		1,094,294
Palo Alto Networks, Inc.* (Software)	2,278		403,138
Paychex, Inc. (Professional Services)	1,176		121,281

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Nasdaq-100 ProFund :: 61

Repurchase Agreements(a)(b) (17.5%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $22,384,369		$22,380,000		$22,380,000
TOTAL REPURCHASE AGREEMENTS (Cost $22,380,000)				22,380,000
TOTAL INVESTMENT SECURITIES (Cost $38,006,424)—65.6%				84,127,588
Net other assets (liabilities)—34.4%				44,121,465
NET ASSETS—100.0%				$128,249,053
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $2,074,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
ADR
American Depositary Receipt

Common Stocks, continued

	Shares	Value
PayPal Holdings, Inc.* (Financial Services)	3,058		$161,126
PDD Holdings, Inc.*ADR (Broadline Retail)	2,182		220,491
PepsiCo, Inc. (Beverages)	4,469		686,572
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	3,500		530,565
Regeneron Pharmaceuticals, Inc. (Biotechnology)	337		249,869
Roper Technologies, Inc. (Software)	352		130,673
Ross Stores, Inc. (Specialty Retail)	1,063		200,535
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	698		284,568
Shopify, Inc.*—Class A (IT Services)	3,993		524,001
Starbucks Corp. (Hotels, Restaurants & Leisure)	3,716		341,686
Strategy, Inc.*—Class A (Software)	875		130,996
Synopsys, Inc.* (Software)	608		282,790
Take-Two Interactive Software, Inc.* (Entertainment)	604		133,061
Tesla, Inc.* (Automobiles)	5,236		2,253,627
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,969		639,968
The Kraft Heinz Co. (Food Products)	3,868		91,826
Thomson Reuters Corp. (Professional Services)	1,454		160,856
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	3,655		720,803
Verisk Analytics, Inc. (Professional Services)	455		98,944
Vertex Pharmaceuticals, Inc.* (Biotechnology)	829		389,547
Walmart, Inc. (Consumer Staples Distribution & Retail)	15,972		1,902,904
Warner Bros. Discovery, Inc.* (Entertainment)	8,099		223,046
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,118		279,757
Workday, Inc.*—Class A (Software)	696		122,238
Xcel Energy, Inc. (Electric Utilities)	1,933		147,024
Zscaler, Inc.* (Software)	521		104,205
TOTAL COMMON STOCKS (Cost $15,626,424)		61,747,588

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini Nasdaq‑100 Futures Contracts	20	3/23/26		$10,268,000	$(30,425)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq‑100 Index	Goldman Sachs International		2/27/26	4.39%	$46,833,698	$(81,904)
Nasdaq‑100 Index	UBS AG		2/27/26	4.44%	9,408,390	(175,726)
$56,242,088	$(257,630)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

62 :: Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Nasdaq‑100 ProFund invested in the following industries as of January 31, 2026:

	Value		% of Net Assets
Aerospace & Defense		$124,764		0.1%
Automobiles		2,253,627		1.8%
Beverages		1,203,575		0.9%
Biotechnology		2,072,127		1.6%
Broadline Retail		3,605,127		2.8%
Chemicals		697,336		0.5%
Commercial Services & Supplies		379,731		0.3%
Communications Equipment		1,011,268		0.8%
Construction & Engineering		163,040		0.1%
Consumer Staples Distribution & Retail		3,265,326		2.5%
Electric Utilities		836,340		0.7%
Energy Equipment & Services		180,729		0.2%
Entertainment		1,678,917		1.3%
Financial Services		161,126		0.1%
Food Products		338,453		0.3%
Ground Transportation		348,141		0.3%
Health Care Equipment & Supplies		969,589		0.8%
Hotels, Restaurants & Leisure		1,594,957		1.2%
Industrial Conglomerates		471,876		0.4%
Interactive Media & Services		6,985,290		5.5%
IT Services		653,492		0.5%
Machinery		210,914		0.2%

	Value		% of Net Assets
Media		$440,559		0.3%
Oil, Gas & Consumable Fuels		153,457		0.1%
Professional Services		707,377		0.5%
Real Estate Management & Development		85,178		0.1%
Semiconductors & Semiconductor Equipment		16,112,521		12.5%
Software		8,584,281		6.6%
Specialty Retail		472,048		0.4%
Technology Hardware, Storage & Peripherals		5,102,889		4.0%
Trading Companies & Distributors		162,730		0.1%
Wireless Telecommunication Services		720,803		0.6%
Other**	66,501,465			51.9%
Total		$128,249,053		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Oil & Gas Equipment & Services UltraSector ProFund :: 63

Common Stocks (72.0%)

	Shares	Value
Archrock, Inc. (Energy Equipment & Services)	21,032		$622,337
Atlas Energy Solutions, Inc. (Energy Equipment & Services)	18,053		210,679
Baker Hughes Co. (Energy Equipment & Services)	11,422		640,089
Bristow Group, Inc.* (Energy Equipment & Services)	3,122		137,243
Cactus, Inc.—Class A (Energy Equipment & Services)	10,753		604,641
Core Laboratories, Inc. (Energy Equipment & Services)	8,014		156,594
Expro Group Holdings N.V.* (Energy Equipment & Services)	17,873		286,147
Halliburton Co. (Energy Equipment & Services)	18,896		633,394
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	22,731		180,484
Helmerich & Payne, Inc. (Energy Equipment & Services)	18,032		610,924
Innovex International, Inc.* (Energy Equipment & Services)	5,037		125,169
Kodiak Gas Services, Inc. (Energy Equipment & Services)	14,656		615,699
Liberty Energy, Inc. (Energy Equipment & Services)	27,192		670,282
Nabors Industries, Ltd.* (Energy Equipment & Services)	3,616		241,693
Noble Corp. PLC* (Energy Equipment & Services)	17,392		619,503
NOV, Inc. (Energy Equipment & Services)	33,176		608,780
Oceaneering International, Inc.* (Energy Equipment & Services)	11,220		337,722
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	84,943		639,621
ProPetro Holding Corp.* (Energy Equipment & Services)	19,269		221,401
RPC, Inc. (Energy Equipment & Services)	22,052		146,646
Seadrill, Ltd.* (Energy Equipment & Services)	12,991		499,894
Select Energy Services, Inc.—Class A (Energy Equipment & Services)	17,186		207,779
SLB, Ltd. (Energy Equipment & Services)	13,742		664,837
Solaris Energy Infrastructure, Inc. (Energy Equipment & Services)	10,043		554,273

Common Stocks, continued

	Shares	Value
TechnipFMC PLC (Energy Equipment & Services)	11,862		$660,950
TETRA Technologies, Inc.* (Energy Equipment & Services)	27,603		314,674
Tidewater, Inc.* (Energy Equipment & Services)	9,600		599,904
Transocean, Ltd. (Energy Equipment & Services)	127,611		634,227
Valaris, Ltd.* (Energy Equipment & Services)	9,520		549,590
Weatherford International PLC (Energy Equipment & Services)	6,749		634,946
TOTAL COMMON STOCKS (Cost $7,934,489)		13,630,122

Repurchase Agreements(a)(b) (20.5%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $3,892,760		$3,892,000		$3,892,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,892,000)			3,892,000
TOTAL INVESTMENT SECURITIES (Cost $11,826,489)—92.5%				17,522,122
Net other assets (liabilities)—7.5%				1,418,168
NET ASSETS—100.0%				$18,940,290
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $2,329,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Oil & Gas Equipment & Services Select Sector Index	Goldman Sachs International		2/23/26		4.39%	$6,420,491	$181,400
S&P Oil & Gas Equipment & Services Select Sector Index	UBS AG		2/23/26		4.44%	8,309,052	227,676
$14,729,543	$409,076
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

64 :: Oil & Gas Equipment & Services UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Oil & Gas Equipment & Services UltraSector ProFund invested in the following industries as of January 31, 2026:

	Value		% of Net Assets
Energy Equipment & Services		$13,630,122		72.0%
Other**	5,310,168			28.0%
Total	$18,940,290			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Pharmaceuticals UltraSector ProFund :: 65

Common Stocks (78.3%)

	Shares	Value
Alumis, Inc.* (Pharmaceuticals)	1,017		$24,927
Amneal Pharmaceuticals, Inc.* (Biotech & Pharma)	4,729		64,693
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,897		50,252
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	4,364		62,362
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	704		57,622
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	6,279		18,523
Arvinas, Inc.* (Pharmaceuticals)	4,362		58,364
Avadel Pharmaceuticals PLC* (Pharmaceuticals)	2,688		57,926
Axsome Therapeutics, Inc.* (Pharmaceuticals)	387		71,305
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,127		62,041
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	1,182		54,277
Corcept Therapeutics, Inc.* (Pharmaceuticals)	677		26,992
CorMedix, Inc.*(a) (Pharmaceuticals)	4,387		34,043
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	1,201		59,978
Definium Therapeutics, Inc.* (Pharmaceuticals)	4,664		78,728
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	2,432		68,461
Elanco Animal Health, Inc.* (Pharmaceuticals)	2,711		65,281
Eli Lilly & Co. (Pharmaceuticals)	58		60,155
Enliven Therapeutics, Inc.* (Pharmaceuticals)	2,178		57,608
Esperion Therapeutics, Inc.* (Pharmaceuticals)	15,075		51,104
Evolus, Inc.* (Pharmaceuticals)	4,490		21,058
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	3,453		46,685
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	1,470		53,684
Harrow, Inc.* (Pharmaceuticals)	1,150		47,081
Indivior Pharmaceuticals, Inc.* (Pharmaceuticals)	1,629		57,634
Innoviva, Inc.* (Pharmaceuticals)	2,800		56,000
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	350		57,572
Johnson & Johnson (Pharmaceuticals)	280		63,630
LENZ Therapeutics, Inc.* (Biotechnology)	1,869		29,568
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	314		60,319
Liquidia Corp.* (Pharmaceuticals)	1,767		74,903
Maze Therapeutics, Inc.* (Biotechnology)	1,295		56,436
MBX Biosciences, Inc.* (Pharmaceuticals)	2,003		73,811
Merck & Co., Inc. (Pharmaceuticals)	591		65,170
Nektar Therapeutics* (Pharmaceuticals)	1,000		37,330
Nuvation Bio, Inc.* (Pharmaceuticals)	7,365		38,593
Ocular Therapeutix, Inc.* (Pharmaceuticals)	3,750		34,275
Omeros Corp.* (Pharmaceuticals)	3,019		35,292
Organon & Co. (Pharmaceuticals)	8,042		68,679
Pacira BioSciences, Inc.* (Pharmaceuticals)	2,293		47,098
Perrigo Co. PLC (Pharmaceuticals)	4,271		60,691
Pfizer, Inc. (Pharmaceuticals)	2,240		59,226

Common Stocks, continued

	Shares	Value
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	3,421		$46,765
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	1,343		53,921
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	941		60,666
Rapport Therapeutics, Inc.* (Pharmaceuticals)	1,926		51,251
Royalty Pharma PLC—Class A (Pharmaceuticals)	1,509		62,895
Septerna, Inc.* (Pharmaceuticals)	1,042		24,320
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,251		60,248
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	710		45,823
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	1,294		44,772
Theravance Biopharma, Inc.* (Pharmaceuticals)	1,409		26,686
Trevi Therapeutics, Inc.* (Pharmaceuticals)	4,075		42,665
Ventyx Biosciences, Inc.* (Pharmaceuticals)	3,368		46,984
Viatris, Inc. (Pharmaceuticals)	4,977		65,149
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	2,854		36,931
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	8,320		61,235
Zevra Therapeutics, Inc.* (Pharmaceuticals)	3,932		35,388
Zoetis, Inc. (Pharmaceuticals)	489		61,037
TOTAL COMMON STOCKS (Cost $2,002,731)		3,056,113

Repurchase Agreements(b)(c) (19.6%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $763,149		$763,000		$763,000
TOTAL REPURCHASE AGREEMENTS (Cost $763,000)				763,000

Collateral for Securities Loaned(d) (0.9%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 3.69%(e)	34,370		$34,370
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $34,370)			34,370
TOTAL INVESTMENT SECURITIES (Cost $2,800,101)—98.8%			3,853,483
Net other assets (liabilities)—1.2%			48,766
NET ASSETS—100.0%				$3,902,249
*
Non-income producing security.
(a)
All or part of this security was on loan as of January 31, 2026. The total value of securities on loan as of January 31, 2026 was $32,328.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

See accompanying notes to financial statements.

66 :: Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

At January 31, 2026, the aggregate amount held in a segregated account was $351,000.

(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at January 31, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of January 31, 2026.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Pharmaceuticals Select Industry Index	Goldman Sachs International	2/23/26		4.39%		$1,449,973	$(29,310)
S&P Pharmaceuticals Select Industry Index	UBS AG	2/23/26		4.44%	1,336,001		(19,808)
					$2,785,974		$(49,118)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Pharmaceuticals UltraSector ProFund invested in the following industries as of January 31, 2026:

	Value		% of Net Assets
Biotech & Pharma		$64,693		1.7%
Biotechnology		145,982		3.7%
Pharmaceuticals		2,845,438		72.9%
Other**	846,136			21.7%
Total		$3,902,249		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Precious Metals UltraSector ProFund :: 67

Common Stocks (80.1%)

	Shares	Value
Agnico Eagle Mines, Ltd. (Metals & Mining)	70,178		$13,368,909
Alamos Gold, Inc.—Class A (Metals & Mining)	58,683		2,165,403
Allied Gold Corporation* (Metals & Mining)	13,333		419,323
Anglogold Ashanti PLC (Metals & Mining)	59,201		5,497,997
Aris Mining Corp.* (Metals & Mining)	28,302		485,096
Aura Minerals, Inc. (Metals & Mining)	4,783		304,629
Avino Silver & Gold Mines* (Metals & Mining)	20,785		186,857
B2Gold Corp. (Metals & Mining)	186,586		914,271
Barrick Mining Corp. (Metals & Mining)	235,643		10,790,093
Centerra Gold, Inc. (Metals & Mining)	28,176		472,230
Coeur Mining, Inc.* (Metals & Mining)	89,683		1,833,121
DRDGOLD Ltd.ADR (Metals & Mining)	6,056		192,702
Eldorado Gold Corp.* (Metals & Mining)	28,059		1,204,292
Endeavour Silver Corp.* (Metals & Mining)	41,081		449,015
Equinox Gold Corp.* (Metals & Mining)	109,591		1,567,151
First Majestic Silver Corp.* (Metals & Mining)	64,325		1,340,533
Fortuna Mining Corp.* (Metals & Mining)	42,866		419,229
Franco-Nevada Corp. (Metals & Mining)	26,921		6,309,206
Gold Fields, Ltd.ADR (Metals & Mining)	124,962		6,263,095
Harmony Gold Mining Co., Ltd.*ADR (Metals & Mining)	76,233		1,626,812
Hecla Mining Co. (Metals & Mining)	93,493		2,105,462
i‑80 Gold Corp.* (Metals & Mining)	115,387		183,465
IAMGOLD Corp.* (Metals & Mining)	81,866		1,488,324
Kinross Gold Corp. (Metals & Mining)	168,582		5,320,448
McEwen Mining, Inc.* (Metals & Mining)	6,388		154,270
New Gold, Inc.* (Metals & Mining)	110,560		1,108,917
Newmont Corp. (Metals & Mining)	152,370		17,118,771
NovaGold Resources, Inc.* (Metals & Mining)	40,347		352,229
OR Royalties, Inc. (Metals & Mining)	26,281		1,036,523
Orla Mining Ltd.* (Metals & Mining)	36,974		557,938
Pan American Silver Corp. (Metals & Mining)	58,937		3,217,960
Perpetua Resources Corp.* (Metals & Mining)	10,722		285,420

Common Stocks, continued

	Shares	Value
Royal Gold, Inc. (Metals & Mining)	11,314		$2,979,089
Seabridge Gold, Inc.* (Metals & Mining)	11,885		335,870
Sibanye Stillwater, Ltd.ADR (Metals & Mining)	98,819		1,668,065
Skeena Resources Ltd.* (Metals & Mining)	16,909		483,766
SSR Mining, Inc. (Metals & Mining)	28,330		646,774
Triple Flag Precious Metals Corp. (Metals & Mining)	9,807		330,692
Wheaton Precious Metals Corp. (Metals & Mining)	63,356		8,354,756
TOTAL COMMON STOCKS (Cost $54,618,026)			103,538,703

Repurchase Agreements(a)(b) (27.5%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $35,641,957		$35,635,000		$35,635,000
TOTAL REPURCHASE AGREEMENTS (Cost $35,635,000)				35,635,000
TOTAL INVESTMENT SECURITIES (Cost $90,253,026)—107.6%				139,173,703
Net other assets (liabilities)—(7.6)%				(9,783,150)
NET ASSETS—100.0%				$129,390,553
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $15,689,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
ADR
American Depositary Receipt

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	2/23/26		4.39%		$50,230,137	$(6,600,376)
Dow Jones Precious Metals Index	UBS AG	2/23/26		4.44%	38,610,029		(7,124,394)
					$88,840,166		$(13,724,770)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

68 :: Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Precious Metals UltraSector ProFund invested in the following industries as of January 31, 2026:

	Value		% of Net Assets
Metals & Mining		$103,538,703		80.1%
Other**	25,851,850			19.9%
Total		$129,390,553		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Real Estate UltraSector ProFund :: 69

Common Stocks (73.5%)

	Shares	Value
Alexandria Real Estate Equities, Inc. (Office REITs)	393		$21,474
American Tower Corp.—Class A (Specialized REITs)	849		152,208
AvalonBay Communities, Inc. (Residential REITs)	358		63,606
Boston Properties, Inc. (Office REITs)	373		24,121
Camden Property Trust (Residential REITs)	269		29,334
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	661		112,588
CoStar Group, Inc.* (Real Estate Management & Development)	1,072		65,928
Crown Castle International Corp. (Specialized REITs)	1,101		95,578
Digital Realty Trust, Inc. (Specialized REITs)	650		107,868
Equinix, Inc. (Specialized REITs)	178		146,125
Equity Residential (Residential REITs)	876		54,592
Essex Property Trust, Inc. (Residential REITs)	163		41,055
Extra Space Storage, Inc. (Specialized REITs)	537		74,090
Federal Realty Investment Trust (Retail REITs)	199		20,131
Healthpeak Properties, Inc. (Health Care REITs)	1,758		30,308
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,618		29,982
Invitation Homes, Inc. (Residential REITs)	1,426		38,117
Iron Mountain, Inc. (Specialized REITs)	748		68,913
Kimco Realty Corp. (Retail REITs)	1,713		36,110
Mid-America Apartment Communities, Inc. (Residential REITs)	296		39,753
Prologis, Inc. (Industrial REITs)	1,685		219,994
Public Storage (Specialized REITs)	387		106,886
Realty Income Corp. (Retail REITs)	1,828		111,800
Regency Centers Corp. (Retail REITs)	416		30,314
SBA Communications Corp.—Class A (Specialized REITs)	269		49,526
Simon Property Group, Inc. (Retail REITs)	592		113,256

Common Stocks, continued

	Shares	Value
UDR, Inc. (Residential REITs)	761		$28,271
Ventas, Inc. (Health Care REITs)	1,188		92,272
VICI Properties, Inc. (Specialized REITs)	2,703		75,900
Welltower, Inc. (Health Care REITs)	1,245		234,508
Weyerhaeuser Co. (Specialized REITs)	1,823		46,997
TOTAL COMMON STOCKS (Cost $767,377)		2,361,605

Repurchase Agreements(a)(b) (18.7%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $600,117		$600,000		$600,000
TOTAL REPURCHASE AGREEMENTS (Cost $600,000)				600,000
TOTAL INVESTMENT SECURITIES (Cost $1,367,377)—92.2%				2,961,605
Net other assets (liabilities)—7.8%				250,197
NET ASSETS—100.0%				$3,211,802
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $391,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT
Real Estate Investment Trust

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Real Estate Select Sector Index	Goldman Sachs International	2/23/26		4.39%		$983,094		$1,053
S&P Real Estate Select Sector Index	UBS AG	2/23/26		4.44%	1,543,203		3,720
					$2,526,297		$4,773
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

70 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Real Estate UltraSector ProFund invested in the following industries as of January 31, 2026:

	Value		% of Net Assets
Health Care REITs		$357,088		11.1%
Hotel & Resort REITs		29,982		0.9%
Industrial REITs		219,994		6.8%
Office REITs		45,595		1.4%
Real Estate Management & Development		178,516		5.6%
Residential REITs		294,728		9.2%
Retail REITs		311,611		9.7%
Specialized REITs		924,091		28.8%
Other**	850,197			26.5%
Total		$3,211,802		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Rising Rates Opportunity ProFund :: 71

Repurchase Agreements(a)(b) (71.0%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $7,318,428		$7,317,000		$7,317,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,317,000)			7,317,000
TOTAL INVESTMENT SECURITIES (Cost $7,317,000)—71.0%				7,317,000
Net other assets (liabilities)—29.0%				2,986,001
NET ASSETS—100.0%				$10,303,001
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $419,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 4.63%, due 11/15/55	Citibank North America	2/18/26		(3.55)%		$(7,930,174)		$49,106
30-Year U.S. Treasury Bond, 4.63%, due 11/15/55	Societe Generale	2/18/26		(3.48)%		(4,909,155)	71,990
						$(12,839,329)	$121,096
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

72 :: Rising Rates Opportunity 10 ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Repurchase Agreements(a)(b) (95.2%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $504,098		$504,000		$504,000
TOTAL REPURCHASE AGREEMENTS (Cost $504,000)				504,000
TOTAL INVESTMENT SECURITIES (Cost $504,000)—95.2%				504,000
Net other assets (liabilities)—4.8%				25,574
NET ASSETS—100.0%				$529,574
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $64,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note, 4.00%, due 11/15/35	Citibank North America	2/18/26		(3.50)%		$(336,013)		$2,142
10-Year U.S. Treasury Note, 4.00%, due 11/15/35	Societe Generale	2/17/26		(3.43)%	(197,655)		1,315
						$(533,668)	$3,457
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Rising U.S. Dollar ProFund :: 73

Repurchase Agreements(a)(b) (93.1%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $8,750,708		$8,749,000		$8,749,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,749,000)				8,749,000
TOTAL INVESTMENT SECURITIES (Cost $8,749,000)—93.1%				8,749,000
Net other assets (liabilities)—6.9%				653,205
NET ASSETS—100.0%				$9,402,205
(a)
A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $311,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of January 31, 2026, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value		Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$578,473	British pound	428,937	2/6/26		$586,826		$(8,353)
U.S. dollar	434,200	Canadian dollar	598,306	2/6/26		439,551		(5,351)
U.S. dollar	3,129,826	Euro	2,674,151	2/6/26		3,170,236		(40,410)
U.S. dollar	359,417	Japanese yen	56,112,112	2/6/26		362,797		(3,380)
U.S. dollar	254,063	Swedish krona	2,328,784	2/6/26		261,580		(7,517)
U.S. dollar	297,404	Swiss franc	236,020	2/6/26	305,555			(8,151)
Total Short Contracts	$5,053,383					$5,126,545		$(73,162)

As of January 31, 2026, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$593,264	British pound	439,032	2/6/26	$600,637	$(7,373)
U.S. dollar	455,179	Canadian dollar	626,552	2/6/26	460,302	(5,123)
U.S. dollar	2,562,231	Euro	2,183,915	2/6/26	2,589,057	(26,826)
U.S. dollar	984,587	Japanese yen	153,493,566	2/6/26	992,425	(7,838)
U.S. dollar	161,260	Swedish krona	1,470,527	2/6/26	165,177	(3,917)
U.S. dollar	58,250	Swiss franc	45,726	2/6/26	59,197	(947)
Total Short Contracts	$4,814,771				$4,866,795	$(52,024)
Long:
British pound	50,301	U.S. dollar	$69,171	2/6/26	$68,816	$(355)
Canadian dollar	61,393	U.S. dollar	45,062	2/6/26	45,103	41
Euro	290,387	U.S. dollar	347,217	2/6/26	344,257	(2,960)
Japanese yen	11,962,893	U.S. dollar	78,048	2/6/26	77,347	(701)
Swedish krona	286,760	U.S. dollar	32,373	2/6/26	32,210	(163)
Swiss franc	20,356	U.S. dollar	26,463	2/6/26	26,353	(110)
Total Long Contracts			$598,334		$594,086	$(4,248)
				Total unrealized appreciation		$41
				Total unrealized (depreciation)		(129,475)
			Total net unrealized appreciation/(depreciation)			$(129,434)

See accompanying notes to financial statements.

74 :: Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks (47.6%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	47,558		$11,258,405
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	3,623		133,725
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,322		160,552
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	14,371		4,467,656
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	23,271		7,500,709
Astera Labs, Inc.* (Semiconductors & Semiconductor Equipment)	3,848		579,586
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	137,902		45,686,933
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,491		194,337
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	4,445		556,870
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	3,823		141,375
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	4,424		522,342
GLOBALFOUNDRIES, Inc.* (Semiconductors & Semiconductor Equipment)	3,084		130,145
Intel Corp. (Semiconductors & Semiconductor Equipment)	130,979		6,086,594
KLA Corp. (Semiconductors & Semiconductor Equipment)	3,838		5,480,434
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	36,669		8,560,745
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	3,996		321,758
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,871		409,861
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	25,183		1,987,442
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	15,787		1,198,549
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	32,789		13,603,500
MKS, Inc. (Semiconductors & Semiconductor Equipment)	1,962		461,874
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,399		1,572,686
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	709,844		135,672,484

Common Stocks, continued

	Shares	Value
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	7,352		$1,662,581
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	11,754		703,947
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	1,432		289,336
Qnity Electronics, Inc.* (Semiconductors & Semiconductor Equipment)	6,118		588,429
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	2,456		191,838
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	31,286		4,742,645
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	3,145		357,995
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	960		136,752
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	4,343		242,166
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	4,575		1,102,804
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	26,542		5,721,128
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	1,292		148,347
TOTAL COMMON STOCKS (Cost $54,369,160)			262,576,530

Repurchase Agreements(a)(b) (19.1%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $105,733,638		$105,713,000		$105,713,000
TOTAL REPURCHASE AGREEMENTS (Cost $105,713,000)				105,713,000
TOTAL INVESTMENT SECURITIES (Cost $160,082,160)—66.7%				368,289,530
Net other assets (liabilities)—33.3%				184,265,583
NET ASSETS—100.0%				$552,555,113
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $75,165,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Semiconductor UltraSector ProFund :: 75

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	2/23/26		4.39%		$207,879,289		$2,520,520
Dow Jones U.S. Semiconductors Index	UBS AG	2/23/26		4.44%	357,016,612		2,702,258
					$564,895,901		$5,222,778
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Semiconductor UltraSector ProFund invested in the following industries as of January 31, 2026:

	Value		% of Net Assets
Semiconductors & Semiconductor Equipment		$262,576,530		47.6%
Other**	289,978,583			52.4%
Total		$552,555,113		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

76 :: Short Energy ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Repurchase Agreements(a)(b) (102.6%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $635,124		$635,000		$635,000
TOTAL REPURCHASE AGREEMENTS (Cost $635,000)				635,000
TOTAL INVESTMENT SECURITIES (Cost $635,000)—102.6%				635,000
Net other assets (liabilities)—(2.6)%				(16,218)
NET ASSETS—100.0%				$618,782
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $116,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Energy Select Sector Index	Goldman Sachs International	2/23/26		(3.89)%	$(314,653)	$(15,500)
S&P Energy Select Sector Index	UBS AG	2/23/26		(3.94)%	(301,766)	(15,428)
					$(616,419)	$(30,928)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Short Nasdaq-100 ProFund :: 77

Repurchase Agreements(a)(b) (94.4%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $3,079,601		$3,079,000		$3,079,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,079,000)				3,079,000
TOTAL INVESTMENT SECURITIES (Cost $3,079,000)—94.4%				3,079,000
Net other assets (liabilities)—5.6%				182,050
NET ASSETS—100.0%				$3,261,050
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $327,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq‑100 Index	Goldman Sachs International	2/27/26		(4.14)%		$(3,156,998)		$46,208
Nasdaq‑100 Index	UBS AG	2/27/26		(4.04)%		(97,099)	3,283
						$(3,254,097)	$49,491
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

78 :: Short Precious Metals ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Repurchase Agreements(a)(b) (88.1%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $14,134,759		$14,132,000		$14,132,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,132,000)			14,132,000
TOTAL INVESTMENT SECURITIES (Cost $14,132,000)—88.1%				14,132,000
Net other assets (liabilities)—11.9%				1,911,037
NET ASSETS—100.0%				$16,043,037
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $2,819,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	2/23/26		(3.89)%		$(11,306,089)		$1,632,182
Dow Jones Precious Metals Index	UBS AG	2/23/26		(3.94)%		(4,897,549)	142,934
						$(16,203,638)	$1,775,116
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Short Real Estate ProFund :: 79

Repurchase Agreements(a)(b) (98.8%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $557,109		$557,000		$557,000
TOTAL REPURCHASE AGREEMENTS (Cost $557,000)				557,000
TOTAL INVESTMENT SECURITIES (Cost $557,000)—98.8%				557,000
Net other assets (liabilities)—1.2%				6,613
NET ASSETS—100.0%				$563,613
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $132,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Real Estate Select Sector Index	Goldman Sachs International	2/23/26		(3.89)%		$(112,470)	$(608)
S&P Real Estate Select Sector Index	UBS AG	2/23/26		(3.94)%	(450,695)		(1,585)
						$(563,165)	$(2,193)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

80 :: Short Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Repurchase Agreements(a)(b) (119.2%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $752,147		$752,000		$752,000
TOTAL REPURCHASE AGREEMENTS (Cost $752,000)			752,000
TOTAL INVESTMENT SECURITIES (Cost $752,000)—119.2%				752,000
Net other assets (liabilities)—(19.2)%				(121,377)
NET ASSETS—100.0%				$630,623
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $98,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	2/27/26		(3.79)%		$(527,975)		$13,516
Russell 2000 Index	UBS AG	2/27/26		(3.94)%	(100,629)		2,076
						$(628,604)	$15,592
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 81

Common Stocks, continued

Shares			Value
BGC Group, Inc.—Class A (Capital Markets)	1,017			$9,265
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	94			2,049
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	47			1,966
BlackLine, Inc.* (Software)	241			11,199
Boot Barn Holdings, Inc.* (Specialty Retail)	145			25,880
Box, Inc.*—Class A (Software)	453			11,484
Brady Corp.—Class A (Commercial Services & Supplies)	209			18,072
BrightSpring Health Services, Inc.* (Health Care Providers & Services)	545			21,402
Brinker International, Inc. (Hotels, Restaurants & Leisure)	214			33,752
Cactus, Inc.—Class A (Energy Equipment & Services)	209			11,752
California Water Service Group (Water Utilities)	137			6,124
Calix, Inc.* (Communications Equipment)	289			12,910
Callaway Brands Corp.* (Leisure Products)	428			6,142
Cal-Maine Foods, Inc. (Food Products)	218			18,209
CareTrust REIT, Inc. (Health Care REITs)	1,072			40,029
Cargurus, Inc.* (Interactive Media & Services)	196			6,350
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	300			30,265
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	554			13,462
Cavco Industries, Inc.* (Household Durables)	39			19,189
Centerspace (Residential REITs)	40			2,571
Century Aluminum Co.* (Metals & Mining)	154			6,981
Certara, Inc.* (Health Care Technology)	292			2,567
Champion Homes, Inc.* (Household Durables)	124			9,719
Chesapeake Utilities Corp. (Gas Utilities)	69			8,879
Cinemark Holdings, Inc. (Entertainment)	303			7,175
City Holding Co. (Banks)	48			5,908
Cleanspark, Inc.* (Software)	783			9,271
Clear Secure, Inc.—Class A (Software)	427			13,929
Clearway Energy, Inc.—Class A (Independent Power/Renewable Electricity Producers)	166			5,606
Clearway Energy, Inc.—Class C (Independent Power/Renewable Electricity Producers)	406			14,677
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	121			2,940
Cohen & Steers, Inc. (Capital Markets)	62			3,984
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	151			6,934
Community Financial System, Inc. (Banks)	129			8,063
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	220			5,357
Concentra Group Holdings Parent, Inc. (Health Care Providers & Services)	286			6,343
Corcept Therapeutics, Inc.* (Pharmaceuticals)	450			17,942
CorVel Corp.* (Health Care Providers & Services)	92			6,406
CSG Systems International, Inc. (Professional Services)	131			10,447
CSW Industrials, Inc. (Building Products)	48			12,959
CTS Corp. (Electronic Equipment, Instruments & Components)	62			3,187
Curbline Properties Corp.* (Retail REITs)	467			11,325
Customers Bancorp, Inc.* (Banks)	76			6,006
CVR Energy, Inc.* (Oil, Gas & Consumable Fuels)		70			1,592
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	344			1,720
Dana, Inc. (Automobile Components)	274			7,919

Common Stocks (99.2%)

Shares		Value
A10 Networks, Inc. (Software)	226		$3,941
AAR Corp.* (Aerospace & Defense)	188		19,911
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	601		15,103
Acadian Asset Management, Inc. (Capital Markets)	127		7,038
ACI Worldwide, Inc.* (Software)	326		14,135
ACM Research, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	256		14,879
Acushnet Holdings Corp. (Leisure Products)	132		12,796
Adamas Trust, Inc. (Mortgage REITs)	401		3,208
Addus HomeCare Corp.* (Health Care Providers & Services)	57		5,898
Adeia, Inc. (Software)	525		9,497
ADMA Biologics, Inc.* (Biotechnology)	1,143		19,774
Adtalem Global Education, Inc.* (Diversified Consumer Services)	174		18,018
Agilysys, Inc.* (Software)	121		10,497
Air Lease Corp. (Trading Companies & Distributors)	287		18,549
Alarm.com Holdings, Inc.* (Software)	139		6,780
Alexander & Baldwin, Inc. (Equity REIT—Diversified)	169		3,505
Alkermes PLC* (Biotechnology)	792		26,841
American Eagle Outfitters, Inc. (Specialty Retail)	317		7,389
American States Water Co. (Water Utilities)	121		8,828
Ameris Bancorp (Banks)	174		14,028
AMERISAFE, Inc. (Insurance)	44		1,655
Amneal Pharmaceuticals, Inc.* (Biotech & Pharma)	489		6,690
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	87		2,305
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	86		7,039
Apellis Pharmaceuticals, Inc.* (Biotechnology)	490		11,064
Archrock, Inc. (Energy Equipment & Services)	844		24,974
Arcosa, Inc. (Construction & Engineering)	150		17,171
Arcus Biosciences, Inc.* (Biotechnology)	258		5,428
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	507		6,434
ARMOUR Residential REIT, Inc. (Mortgage REITs)	537		9,343
Armstrong World Industries, Inc. (Building Products)	207		38,033
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	662		45,897
Artisan Partners Asset Management, Inc.—Class A (Capital Markets)	182		8,103
Artivion, Inc.* (Health Care Equipment & Supplies)	201		8,195
Assured Guaranty, Ltd. (Insurance)	107		9,079
Astec Industries, Inc. (Machinery)	53		2,582
Avista Corp. (Multi-Utilities)	184		7,597
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	92		8,102
Axos Financial, Inc.* (Banks)	273		27,023
Azenta, Inc.* (Life Sciences Tools & Services)	117		4,549
AZZ, Inc. (Building Products)	144		17,898
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	142		20,814
Balchem Corp. (Chemicals)	91		15,485
BancFirst Corp. (Banks)	63		6,927
BankUnited, Inc. (Banks)	169		8,022

See accompanying notes to financial statements.

82 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

Shares		Value
DiamondRock Hospitality Co. (Hotel & Resort REITs)	478		$4,388
Digi International, Inc.* (Communications Equipment)	178		7,666
DigitalOcean Holdings, Inc.* (IT Services)	329		18,177
Donnelley Financial Solutions, Inc.* (Capital Markets)	57		2,950
Dorman Products, Inc.* (Automobile Components)	133		16,519
DoubleVerify Holdings, Inc.* (Software)	380		4,112
DXP Enterprises, Inc.* (Trading Companies & Distributors)	62		8,063
Element Solutions, Inc. (Chemicals)	546		15,889
Ellington Financial, Inc. (Mortgage REITs)	515		6,618
Enact Holdings, Inc. (Financial Services)	77		3,062
Enerpac Tool Group Corp. (Machinery)	153		6,175
Enova International, Inc.* (Consumer Finance)	120		19,820
Enpro, Inc. (Machinery)	100		23,878
Enviri Corp. (Commercial Services & Supplies)	386		7,303
ePlus, Inc. (Electronic Equipment, Instruments & Components)	79		6,779
ESCO Technologies, Inc. (Machinery)	125		28,521
Essential Properties Realty Trust, Inc. (Equity REIT—Diversified)	638		19,370
Etsy, Inc.* (Broadline Retail)	472		24,997
EVERTEC, Inc. (Financial Services)	308		9,243
Everus Construction Group, Inc.* (Construction & Engineering)	243		21,503
Extreme Networks, Inc.* (Communications Equipment)	417		6,080
EZCORP, Inc.*—Class A (Consumer Finance)	279		5,985
FB Financial Corp. (Banks)	86		4,948
Federal Signal Corp. (Machinery)	291		31,455
First Bancorp (Banks)	436		9,644
First Bancorp (Banks)	88		5,098
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	374		26,363
Four Corners Property Trust, Inc. (Specialized REITs)	238		5,867
Franklin Electric Co., Inc. (Machinery)	100		9,962
Freshpet, Inc.* (Retail—Discretionary)	148		10,316
Frontdoor, Inc.* (Diversified Consumer Services)	346		20,451
Gates Industrial Corp. PLC* (Machinery)	668		15,377
Gentherm, Inc.* (Automobile Components)	65		2,077
Getty Realty Corp. (Retail REITs)	126		3,762
Glaukos Corp.* (Health Care Equipment & Supplies)	191		22,803
Gogo, Inc.* (Wireless Telecommunication Services)	371		1,703
Goosehead Insurance, Inc.*—Class A (Insurance)	81		5,009
Granite Construction, Inc. (Construction & Engineering)	210		25,355
Green Brick Partners, Inc.* (Household Durables)	83		5,759
Griffon Corp. (Building Products)	110		8,960
HA Sustainable Infrastructure Capital, Inc. (Financial Services)	260		8,947
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	191		6,975
Hawkins, Inc. (Chemicals)	68		8,857
Hayward Holdings, Inc.* (Building Products)	460		7,424

Common Stocks, continued

Shares		Value
HCI Group, Inc. (Insurance)	52		$8,251
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	337		6,342
HealthStream, Inc. (Health Care Technology)	58		1,293
Helmerich & Payne, Inc. (Energy Equipment & Services)	236		7,996
Hertz Global Holdings, Inc.* (Ground Transportation)	413		2,024
Horace Mann Educators Corp. (Insurance)	101		4,526
ICU Medical, Inc.* (Health Care Equipment & Supplies)	56		8,394
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	129		17,815
Independent Bank Corp. (Banks)	102		8,240
Indivior Pharmaceuticals, Inc.* (Pharmaceuticals)	599		21,192
Ingevity Corp.* (Chemicals)	96		6,316
Innovex International, Inc.* (Energy Equipment & Services)	78		1,938
Innoviva, Inc.* (Pharmaceuticals)	201		4,020
Inspire Medical Systems, Inc.* (Health Care Equipment & Supplies)	127		9,624
Installed Building Products, Inc. (Household Durables)	108		31,119
InterDigital, Inc. (Software)	124		40,478
Interface, Inc. (Commercial Services & Supplies)	156		4,909
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	195		11,631
Interparfums, Inc. (Personal Care Products)	50		4,879
Iridium Communications, Inc. (Diversified Telecommunication Services)	305		6,076
Itron, Inc.* (Electronic Equipment, Instruments & Components)	142		14,069
JBG SMITH Properties (Office REITs)	171		2,880
John Bean Technologies Corp. (Machinery)	248		39,014
Kadant, Inc. (Machinery)	29		9,310
Kinetik Holdings, Inc.(a) (Oil, Gas & Consumable Fuels)	104		4,255
Knowles Corp.* (Electronic Equipment, Instruments & Components)	232		5,624
Kodiak Gas Services, Inc. (Energy Equipment & Services)	398		16,720
Kontoor Brands, Inc.* (Textiles, Apparel & Luxury Goods)	132		7,884
Krystal Biotech, Inc.* (Biotechnology)	125		34,906
Lakeland Financial Corp. (Banks)	60		3,576
Legalzoom.com, Inc.* (Commercial Support Services)	435		3,867
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	98		8,327
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	92		17,673
Liquidity Services, Inc.* (Commercial Services & Supplies)	114		3,648
LiveRamp Holdings, Inc.* (Software)	306		7,451
LTC Properties, Inc. (Health Care REITs)	137		4,996
Lumen Technologies, Inc. (Diversified Telecommunication Services)	2,038		17,975
LXP Industrial Trust (Industrial REITs)	150		7,433
Mack-Cali Realty Corp. (Residential REITs)	174		2,642
Madison Square Garden Sports Corp.* (Entertainment)	86		24,385
MARA Holdings, Inc.* (Software)	998		9,481

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 83

Common Stocks, continued

	Shares		Value
MarketAxess Holdings, Inc. (Capital Markets)		93		$15,738
Materion Corp. (Metals & Mining)		55		7,605
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)		170		2,950
Mercury General Corp. (Insurance)		128		11,211
Mercury Systems, Inc.* (Aerospace & Defense)		253		23,752
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)		180		14,596
MGE Energy, Inc. (Electric Utilities)		88		7,029
Middlesex Water Co. (Water Utilities)		48		2,514
Millrose Properties, Inc. (Specialized REITs)		437		13,022
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)		1,191		29,584
Moelis & Co.—Class A (Capital Markets)		204		14,621
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)		60		5,492
Moog, Inc.—Class A (Aerospace & Defense)		136		41,528
Mueller Water Products, Inc.—Class A (Machinery)		489		13,237
MYR Group, Inc.* (Construction & Engineering)		75		18,753
Myriad Genetics, Inc.* (Biotechnology)		193		1,085
N-able, Inc.* (Software)		181		1,099
National Beverage Corp.* (Beverages)		56		1,908
National HealthCare Corp. (Health Care Providers & Services)		60		8,587
National Presto Industries, Inc.* (Aerospace & Defense)		26		3,312
National Vision Holdings, Inc.* (Specialty Retail)		381		10,039
NCR Atleos Corp.* (Financial Services)		220		8,206
NeoGenomics, Inc.* (Health Care Providers & Services)		359		4,330
NetScout Systems, Inc.* (Communications Equipment)		175		4,867
NexPoint Residential Trust, Inc. (Residential REITs)		48		1,451
NMI Holdings, Inc.*—Class A (Financial Services)		368		14,249
Noble Corp. PLC* (Energy Equipment & Services)		319		11,363
Northwest Natural Holding Co. (Gas Utilities)		105		4,889
Oceaneering International, Inc.* (Energy Equipment & Services)		281		8,458
OFG Bancorp (Banks)		92		3,708
OPENLANE, Inc.* (Commercial Services & Supplies)		511		15,350
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)		77		19,261
Otter Tail Corp. (Electric Utilities)		90		8,025
Outfront Media, Inc. (Specialized REITs)		474		11,528
Pacira BioSciences, Inc.* (Pharmaceuticals)		206		4,231
Palomar Holdings, Inc.* (Insurance)		127		15,695
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)		73		2,567
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)		115		4,340
Park National Corp. (Banks)		34		5,540
Pathward Financial, Inc. (Banks)		109		9,842
Patrick Industries, Inc. (Automobile Components)		73		9,210
Payoneer Global, Inc.* (Financial Services)		914		5,840
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)		153		4,873

Common Stocks, continued

Shares		Value
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	404		$8,638
Penguin Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	111		2,132
PennyMac Mortgage Investment Trust (Mortgage REITs)	419		4,957
Perdoceo Education Corp. (Diversified Consumer Services)	189		6,054
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	96		3,854
Phillips Edison & Co., Inc. (Retail REITs)	351		12,716
Piper Sandler Cos. (Capital Markets)	44		15,239
Pitney Bowes, Inc. (Commercial Services & Supplies)	332		3,463
PJT Partners, Inc.—Class A (Capital Markets)	117		20,245
Plexus Corp.* (Electronic Equipment, Instruments & Components)	56		11,162
Powell Industries, Inc. (Electrical Equipment)	46		20,405
Preferred Bank (Banks)	55		4,717
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	121		17,207
Primoris Services Corp. (Construction & Engineering)	259		38,397
Privia Health Group, Inc.* (Health Care Providers & Services)	555		12,887
ProAssurance Corp. (Insurance)	125		3,028
Progress Software Corp. (Software)	141		5,770
Progyny, Inc.* (Health Care Providers & Services)	386		9,214
Protagonist Therapeutics, Inc.* (Biotechnology)	281		22,986
Proto Labs, Inc.* (Machinery)	114		6,002
PTC Therapeutics, Inc.* (Biotechnology)	387		29,231
Q2 Holdings, Inc.* (Software)	190		11,638
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	253		19,762
QuinStreet, Inc.* (Interactive Media & Services)	173		2,299
Radian Group, Inc. (Financial Services)	324		10,660
RadNet, Inc.* (Health Care Providers & Services)	214		15,001
Ralliant Corp.* (Electrical Equipment)	281		14,885
Red Rock Resorts, Inc.*—Class A (Hotels, Restaurants & Leisure)	234		14,772
Resideo Technologies, Inc.* (Building Products)	369		12,642
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	92		3,111
Reynolds Consumer Products, Inc. (Household Products)	117		2,711
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	303		28,694
Safety Insurance Group, Inc. (Insurance)	37		2,912
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	263		37,263
Sarepta Therapeutics, Inc.* (Biotechnology)	307		6,244
Saul Centers, Inc. (Retail REITs)	34		1,079
Schrodinger, Inc.* (Health Care Technology)	270		3,772
Seacoast Banking Corp. of Florida (Banks)	219		7,323
Sealed Air Corp. (Containers & Packaging)	425		17,799
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	70		2,636
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	291		23,207
Sensient Technologies Corp. (Chemicals)	205		19,377
ServisFirst Bancshares, Inc. (Banks)	121		9,904

See accompanying notes to financial statements.

84 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

Shares		Value
Sezzle, Inc.* (Financial Services)	82		$5,186
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	195		17,271
SiriusPoint, Ltd.* (Insurance)	499		10,185
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	104		37,763
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	219		3,944
SkyWest, Inc.* (Passenger Airlines)	120		11,582
SolarEdge Technologies, Inc.*(a) (Semiconductors & Semiconductor Equipment)	169		5,231
Solstice Advanced Materials, Inc.* (Chemicals)	402		24,831
Sonos, Inc.* (Household Durables)	580		8,323
Sprinklr, Inc.*—Class A (Software)	581		3,707
SPS Commerce, Inc.* (Software)	108		9,640
STAAR Surgical Co.* (Health Care Equipment & Supplies)	123		2,331
Standex International Corp. (Machinery)	58		13,920
Stellar Bancorp, Inc. (Banks)	96		3,565
StepStone Group, Inc.—Class A (Capital Markets)	350		24,742
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	197		8,645
StoneX Group, Inc.* (Capital Markets)	224		25,145
Sunrun, Inc.* (Electrical Equipment)	1,114		21,166
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	191		9,199
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	183		3,640
Tanger, Inc. (Retail REITs)	365		11,943
Tennant Co. (Machinery)	39		2,968
Teradata Corp.* (Software)	255		7,273
Terreno Realty Corp. (Industrial REITs)	347		21,354
TG Therapeutics, Inc.* (Biotechnology)	654		19,247
The Bancorp, Inc.* (Banks)	211		12,542
The Buckle, Inc. (Specialty Retail)	87		4,115
The Cheesecake Factory, Inc.(a) (Hotels, Restaurants & Leisure)	117		6,781
The Chefs’ Warehouse, Inc.* (Consumer Staples Distribution & Retail)	173		10,882
The Macerich Co. (Retail REITs)	640		12,115
The St. Joe Co.* (Real Estate Management & Development)	193		12,774
Tidewater, Inc.* (Energy Equipment & Services)	223		13,935
Tootsie Roll Industries, Inc. (Food Products)	92		3,485
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	164		21,972
TripAdvisor, Inc.* (Interactive Media & Services)	560		7,443
Trupanion, Inc.* (Insurance)	106		3,391
TrustCo Bank Corp. (Banks)	39		1,693
Trustmark Corp. (Banks)	142		6,038
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	35		2,935
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	39		9,794
UniFirst Corp. (Commercial Services & Supplies)	29		6,235
United Fire Group, Inc. (Insurance)	52		1,869
Uniti Group, Inc.* (Specialized REITs)	862		7,172
Universal Health Realty Income Trust (Health Care REITs)	37		1,470

Common Stocks, continued

	Shares	Value
Upwork, Inc.* (Professional Services)	627		$12,559
Urban Edge Properties (Retail REITs)	290		5,635
Urban Outfitters, Inc.* (Specialty Retail)	258		18,279
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	147		4,591
Veracyte, Inc.* (Biotechnology)	381		14,508
Vericel Corp.* (Biotechnology)	242		8,707
Verra Mobility Corp.* (Professional Services)	768		14,822
Viasat, Inc.* (Communications Equipment)	651		29,405
Viavi Solutions, Inc.* (Communications Equipment)	1,072		26,221
Vicor Corp.* (Electrical Equipment)	109		17,186
Victory Capital Holdings, Inc.—Class A (Capital Markets)	150		10,580
Vir Biotechnology, Inc.* (Biotechnology)	186		1,384
Virtu Financial, Inc.—Class A (Capital Markets)	384		15,940
Vital Farms, Inc.* (Food Products)	177		5,036
Warrior Met Coal, Inc. (Metals & Mining)	108		9,645
Waystar Holding Corp.* (Health Care Technology)	550		14,607
WD‑40 Co. (Household Products)	40		9,249
Westamerica Bancorp (Banks)	52		2,630
Whitestone REIT* (Retail REITs)	107		1,524
WillScot Mobile Mini Holdings Corp.* (Biotech & Pharma)	456		9,133
Winmark Corp. (Specialty Retail)	8		3,606
WisdomTree, Inc. (Capital Markets)	552		8,942
World Acceptance Corp.* (Consumer Finance)	9		1,091
Worthington Enterprises, Inc. (Household Durables)	70		3,890
WSFS Financial Corp. (Banks)	139		8,997
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	209		3,083
XPEL, Inc.* (Automobile Components)	121		6,233
Yelp, Inc.* (Interactive Media & Services)	163		4,463
Zurn Elkay Water Solutions Corp. (Building Products)	715		32,969
TOTAL COMMON STOCKS (Cost $2,534,750)		3,744,158

Collateral for Securities Loaned(b) (0.4%)

Invesco Government & Agency Portfolio— Institutional Shares, 3.69%(c)	15,840	15,840
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $15,840)		15,840
TOTAL INVESTMENT SECURITIES (Cost $2,550,590)—99.6%		3,759,998
Net other assets (liabilities)—0.4%		16,281
NET ASSETS—100.0%		$3,776,279
*
Non-income producing security.
(a)
All or part of this security was on loan as of January 31, 2026. The total value of securities on loan as of January 31, 2026 was $14,974.
(b)
Securities were purchased with cash collateral held from securities on loan at January 31, 2026.
(c)
Rate periodically changes. Rate disclosed is the daily yield as of January 31, 2026.
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 85

Small-Cap Growth ProFund invested in the following industries as of January 31, 2026:

	Value		% of Net Assets
Aerospace & Defense		$88,503		2.3%
Automobile Components		41,958		1.1%
Banks		183,982		5.0%
Beverages		1,908		0.1%
Biotech & Pharma		15,823		0.4%
Biotechnology		275,867		7.4%
Broadline Retail		24,997		0.7%
Building Products		130,885		3.5%
Capital Markets		182,532		4.8%
Chemicals		90,755		2.4%
Commercial Services & Supplies		95,587		2.5%
Commercial Support Services		3,867		0.1%
Communications Equipment		87,149		2.3%
Construction & Engineering		121,179		3.2%
Consumer Finance		26,896		0.7%
Consumer Staples Distribution & Retail		28,089		0.7%
Containers & Packaging		17,799		0.5%
Diversified Consumer Services		44,523		1.2%
Diversified Telecommunication Services		26,991		0.7%
Electric Utilities		15,054		0.4%
Electrical Equipment		73,642		2.0%
Electronic Equipment, Instruments & Components		154,177		4.1%
Energy Equipment & Services		97,136		2.6%
Entertainment		31,560		0.9%
Equity REIT—Diversified		22,875		0.6%
Financial Services		65,393		1.7%
Food Products		26,730		0.7%
Gas Utilities		13,768		0.4%
Ground Transportation		2,024		0.1%
Health Care Equipment & Supplies		109,676		2.9%
Health Care Providers & Services		101,641		2.7%
Health Care REITs		46,495		1.2%
Health Care Technology		22,239		0.6%
Hotel & Resort REITs		36,165		1.0%
Hotels, Restaurants & Leisure		89,181		2.3%
Household Durables		77,999		2.1%
Household Products		11,960		0.3%
Independent Power/Renewable Electricity Producers		20,283		0.5%

	Value		% of Net Assets
Industrial REITs		$28,787		0.8%
Insurance		76,811		2.0%
Interactive Media & Services		20,555		0.5%
IT Services		18,177		0.5%
Leisure Products		18,938		0.5%
Life Sciences Tools & Services		8,318		0.2%
Machinery		202,401		5.4%
Metals & Mining		24,231		0.6%
Mortgage REITs		24,126		0.6%
Multi-Utilities		7,597		0.2%
Office REITs		2,880		0.1%
Oil, Gas & Consumable Fuels		30,286		0.8%
Passenger Airlines		11,582		0.3%
Personal Care Products		4,879		0.1%
Pharmaceuticals		101,364		2.7%
Professional Services		37,828		1.0%
Real Estate Management & Development		12,774		0.3%
Residential REITs		6,664		0.2%
Retail—Discretionary		10,316		0.3%
Retail REITs		60,099		1.5%
Semiconductors & Semiconductor Equipment		167,668		4.4%
Software		191,382		5.1%
Specialized REITs		37,589		1.0%
Specialty Retail		69,308		1.8%
Textiles, Apparel & Luxury Goods		16,529		0.4%
Trading Companies & Distributors		26,612		0.7%
Water Utilities		17,466		0.5%
Wireless Telecommunication Services		1,703		NM
Other**	32,121			0.8%
Total		$3,776,279		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

86 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks (26.7%)

Shares		Value
10X Genomics, Inc.*—Class A (Medical Equipment & Devices)	117		$2,364
1‑800-Flowers.com, Inc.*—Class A (Specialty Retail)	24		104
1st Source Corp. (Banks)	19		1,279
3D Systems Corp.* (Machinery)	131		293
4D Molecular Therapeutics, Inc.* (Biotechnology)	42		372
8x8, Inc.* (Software)	140		232
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	29		183
A10 Networks, Inc. (Software)	76		1,325
AAR Corp.* (Aerospace & Defense)	41		4,342
Aardvark Therapeutics, Inc.* (Biotech & Pharma)	13		169
Abacus Global Management, Inc. (Insurance)	42		313
Abeona Therapeutics, Inc.* (Biotech & Pharma)	46		234
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	49		4,784
ABM Industries, Inc. (Commercial Services & Supplies)	64		2,947
Absci Corp.* (Biotechnology)	143		428
Acacia Research Corp.* (Financial Services)	35		139
Academy Sports & Outdoors, Inc. (Specialty Retail)	70		3,851
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	131		3,292
Acadia Realty Trust* (Retail REITs)	139		2,781
Acadian Asset Management, Inc. (Capital Markets)	28		1,552
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	54		611
Accendra Health, Inc.* (Health Care Providers & Services)	79		175
ACCO Brands Corp.* (Commercial Services & Supplies)	91		356
Accuray, Inc.* (Health Care Equipment & Supplies)	104		84
ACI Worldwide, Inc.* (Software)	109		4,726
Aclaris Therapeutics, Inc.* (Biotech & Pharma)	96		337
ACM Research, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	53		3,080
Acme United Corp. (Wholesale—Discretionary)	3		125
ACNB Corp. (Banks)	11		556
ACRES Commercial Realty Corp.* (Specialty Finance)	7		134
Actuate Therapeutics, Inc.* (Biotech & Pharma)	10		47
Acuren Corp.* (Asset Management)	212		2,141
Acushnet Holdings Corp. (Leisure Products)	29		2,811
ACV Auctions, Inc.*—Class A (Commercial Services & Supplies)	177		1,382
Adamas Trust, Inc. (Mortgage REITs)	89		712
AdaptHealth Corp.* (Health Care Providers & Services)	107		1,075
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	158		2,923
ADC Therapeutics S.A.* (Biotechnology)	90		325
Addus HomeCare Corp.* (Health Care Providers & Services)	19		1,966
Adeia, Inc. (Software)	115		2,080
Adient PLC (Automobile Components)	86		1,789
ADMA Biologics, Inc.* (Biotechnology)	244		4,221

Common Stocks, continued

Shares		Value
Adtalem Global Education, Inc.* (Diversified Consumer Services)	38	$3,935
ADTRAN Holdings, Inc. (Communications Equipment)	78	719
Advance Auto Parts, Inc. (Specialty Retail)	64	3,073
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	40	10,214
AdvanSix, Inc.* (Chemicals)	28	444
Advantage Solutions, Inc.* (Media)	98	106
Aebi Schmidt Holding AG* (Machinery)	40	586
Aehr Test Systems* (Semiconductors & Semiconductor Equipment)	30	769
Aeluma, Inc.* (Semiconductors)	14	221
AeroVironment, Inc.* (Aerospace & Defense)	40	11,136
AerSale Corp.* (Aerospace & Defense)	33	247
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	40	511
AG Mortgage Investment Trust, Inc. (Mortgage REITs)	30	258
agilon health, Inc.* (Health Care Providers & Services)	324	270
Agilysys, Inc.* (Software)	27	2,342
Agios Pharmaceuticals, Inc.* (Biotechnology)	60	1,646
AirJoule Technologies Corp.* (Electrical Equipment)	24	77
AIRO Group Holdings, Inc.* (Aerospace & Defense)	8	82
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	16	48
Airship AI Holdings, Inc.* (Software)	24	75
Akebia Therapeutics, Inc.* (Biotechnology)	266	375
Alamo Group, Inc. (Machinery)	11	2,148
Alarm.com Holdings, Inc.* (Software)	50	2,439
Albany International Corp. (Machinery)	31	1,720
Aldeyra Therapeutics, Inc.* (Biotechnology)	56	300
Alector, Inc.* (Biotechnology)	84	159
Alerus Financial Corp. (Financial Services)	25	616
Alexander & Baldwin, Inc. (Equity REIT— Diversified)	77	1,597
Alexander’s, Inc. (Retail REITs)	2	490
Alico, Inc. (Food Products)	6	248
Alight, Inc.*—Class A (Professional Services)	454	695
Alignment Healthcare, Inc.* (Health Care Providers & Services)	179	4,033
Alkami Technology, Inc.* (Software)	73	1,547
Alkermes PLC* (Biotechnology)	171	5,795
Allegiant Travel Co.* (Passenger Airlines)	15	1,329
Alliance Laundry Holdings, Inc.* (Machinery)	46	1,016
Allied Motion Technologies, Inc. (Electrical Equipment)	15	915
Allogene Therapeutics, Inc.* (Biotechnology)	161	296
Alpha and Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	27	597
Alpha Metallurgical Resources, Inc.* (Metals & Mining)	13	2,727
Alpha Teknova, Inc.* (Biotech & Pharma)	10	24
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	124	1,839
Alpine Income Property Trust, Inc. (Equity REIT—Diversified)	14	247

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 87

Common Stocks, continued

Shares		Value
Alta Equipment Group, Inc. (Trading Companies & Distributors)	20		$135
AlTi Global, Inc.* (Capital Markets)	45		211
Altice USA, Inc.*—Class A (Cable & Satellite)	275		421
Altimmune, Inc.* (Biotechnology)	92		515
Alumis, Inc.* (Pharmaceuticals)	60		1,471
Amalgamated Financial Corp. (Banks)	25		971
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	43		2,754
Ambiq Micro, Inc.* (Semiconductors & Semiconductor Equipment)	5		152
AMC Entertainment Holdings, Inc.*(a) (Entertainment)	544		756
AMC Networks, Inc.*—Class A (Media)	32		247
Amerant Bancorp, Inc. (Banks)	38		825
Ameresco, Inc.*—Class A (Construction & Engineering)	34		1,066
American Assets Trust, Inc. (Equity REIT—Diversified)	55		993
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	121		964
American Battery Technology Co.* (Metals & Mining)	118		477
American Coastal Insurance Corporation* (Insurance)	26		287
American Eagle Outfitters, Inc. (Specialty Retail)	168		3,916
American Healthcare REIT, Inc. (Health Care REITs)	178		8,350
American Integrity Insurance Group, Inc.* (Insurance)	9		168
American Outdoor Brands, Inc.* (Leisure Products)	13		118
American Public Education, Inc.* (Diversified Consumer Services)	19		794
American Realty Investors, Inc.* (Real Estate Management & Development)	1		17
American States Water Co. (Water Utilities)	41		2,991
American Superconductor Corp.* (Electrical Equipment)	46		1,376
American Vanguard Corp. (Chemicals)	26		132
American Woodmark Corp.* (Building Products)	15		891
America’s Car-Mart, Inc.* (Specialty Retail)	7		180
Ameris Bancorp (Banks)	70		5,643
AMERISAFE, Inc. (Insurance)	20		752
Ames National Corp. (Banks)	9		235
Amicus Therapeutics, Inc.* (Biotechnology)	314		4,487
AMMO, Inc.* (Leisure Products)	90		147
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	40		852
Amneal Pharmaceuticals, Inc.* (Biotech & Pharma)	159		2,175
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	38		1,007
Amplitude, Inc.*—Class A (Software)	97		889
Amprius Technologies, Inc.* (Electrical Equipment)	116		1,443
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	93		1,329
AnaptysBio, Inc.* (Biotechnology)	19		901
Anavex Life Sciences Corp.* (Biotechnology)	87		409

Common Stocks, continued

Shares		Value
Angel Oak Mortgage REIT, Inc. (Mortgage REITs)	14		$126
Angi, Inc.* (Interactive Media & Services)	38		493
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	42		435
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	19		1,555
Anika Therapeutics, Inc.* (Biotechnology)	13		120
Annexon, Inc.* (Biotechnology)	105		655
Anteris Technologies Global Corp.* (Medical Equipment & Devices)	35		209
Anterix, Inc.* (Diversified Telecommunication Services)	12		315
Apartment Investment and Management Co.* (Residential REITs)	139		817
Apogee Enterprises, Inc. (Building Products)	23		854
Apogee Therapeutics, Inc.* (Biotechnology)	40		2,620
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	147		1,589
Appian Corp.*—Class A (Software)	42		1,172
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	237		2,759
Applied Digital Corp.* (IT Services)	251		8,504
Applied Optoelectronics, Inc.* (Communications Equipment)	64		2,791
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	109		322
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	205		1,579
Arbutus Biopharma Corp.* (Biotechnology)	159		657
ArcBest Corp. (Ground Transportation)	24		2,165
Arcellx, Inc.* (Biotechnology)	36		2,459
Archer Aviation, Inc.*—Class A (Aerospace & Defense)	666		4,789
Archrock, Inc. (Energy Equipment & Services)	182		5,384
Arcosa, Inc. (Construction & Engineering)	51		5,838
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	26		194
Arcus Biosciences, Inc.* (Biotechnology)	83		1,746
Arcutis Biotherapeutics, Inc.* (Biotechnology)	116		2,943
Ardagh Metal Packaging SA (Containers & Packaging)	146		641
Ardelyx, Inc.* (Biotechnology)	253		1,946
Ardent Health Partners, Inc.* (Health Care Providers & Services)	24		196
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	36		465
Ares Commercial Real Estate Corp. (Mortgage REITs)	55		287
Argan, Inc. (Construction & Engineering)	14		4,860
Arhaus, Inc.* (Specialty Retail)	54		550
Arko Corp. (Specialty Retail)	79		419
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	105		1,332
Armada Hoffler Properties, Inc. (Equity REIT— Diversified)	84		585
ARMOUR Residential REIT, Inc. (Mortgage REITs)	119		2,071
Arq, Inc.* (Chemicals)	33		117
Array Technologies, Inc.* (Electrical Equipment)	160		1,812
Arrive AI, Inc.* (Air Freight & Logistics)	2		4
ArriVent Biopharma, Inc.* (Biotechnology)	31		697
Arrow Financial Corp. (Banks)	17		575

See accompanying notes to financial statements.

88 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

Shares		Value
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	140		$9,706
ARS Pharmaceuticals, Inc.* (Biotechnology)	62		619
Arteris, Inc.* (Software)	32		480
Artisan Partners Asset Management, Inc.— Class A (Capital Markets)	66		2,938
Artivion, Inc.* (Health Care Equipment & Supplies)	44		1,794
Arvinas, Inc.* (Pharmaceuticals)	69		923
Asana, Inc.*—Class A (Software)	91		933
Asbury Automotive Group, Inc.* (Specialty Retail)	21		4,925
Ascent Industries Co.* (Steel)	9		146
ASGN, Inc.* (IT Services)	44		2,292
ASP Isotopes, Inc.* (Chemicals)	97		615
Aspen Aerogels, Inc.* (Chemicals)	69		233
Aspen Insurance Holdings Ltd.* (Insurance)	17		635
Associated Banc-Corp. (Banks)	176		4,798
Astec Industries, Inc. (Machinery)	24		1,169
Astrana Health, Inc.* (Health Care Providers & Services)	43		978
Astronics Corp.* (Aerospace & Defense)	32		2,424
Asure Software, Inc.* (Professional Services)	26		250
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	74		314
Ategrity Specialty Holdings, LLC* (Insurance)	7		125
Atkore, Inc.* (Electrical Equipment)	36		2,500
Atlanta Braves Holdings, Inc.* (Entertainment)	49		1,957
Atlanta Braves Holdings, Inc.*—Series A (Entertainment)	7		308
Atlantic International Corp.* (Biotech & Pharma)	5		17
Atlantic Union Bankshares Corp. (Banks)	150		5,826
Atlanticus Holdings Corp.* (Consumer Finance)	5		258
Atlas Energy Solutions, Inc. (Energy Equipment & Services)	82		957
Atmus Filtration Technologies, Inc. (Machinery)	88		5,101
ATN International, Inc. (Diversified Telecommunication Services)	11		266
Atomera, Inc.* (Semiconductors)	31		91
AtriCure, Inc.* (Health Care Equipment & Supplies)	51		1,883
aTyr Pharma, Inc.* (Biotechnology)	100		88
AudioEye, Inc.* (Software)	9		85
Aura Biosciences, Inc.* (Biotechnology)	46		258
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	126		1,831
Avadel Pharmaceuticals PLC* (Pharmaceuticals)	94		2,026
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	47		626
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	73		613
AvePoint, Inc.* (Software)	155		1,803
Aviat Networks, Inc.* (Communications Equipment)	12		262
Avidbank Holdings, Inc.* (Banks)	3		87
Avidity Biosciences, Inc.* (Biotechnology)	122		8,854
Avient Corp. (Chemicals)	97		3,507
Avista Corp. (Multi-Utilities)	86		3,551
Avita Medical, Inc.* (Biotechnology)	12		53
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	32		2,818
Axogen, Inc.* (Health Care Equipment & Supplies)	47		1,638
Axos Financial, Inc.* (Banks)	58		5,741

Common Stocks, continued

Shares		Value
Axsome Therapeutics, Inc.* (Pharmaceuticals)	43		$7,922
Azenta, Inc.* (Life Sciences Tools & Services)	43		1,672
AZZ, Inc. (Building Products)	31		3,853
B&G Foods, Inc. (Food Products)	81		354
Backblaze, Inc.*—Class A (IT Services)	58		264
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	31		4,544
Bakkt Holdings, Inc.* (Institutional Financial Services)	15		201
Balchem Corp. (Chemicals)	34		5,785
Bally’s Corp.* (Leisure Facilities & Services)	10		153
Banc of California, Inc. (Banks)	135		2,697
BancFirst Corp. (Banks)	22		2,419
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Financial Services)	30		1,454
Bandwidth, Inc.*—Class A (Diversified Telecommunication Services)	29		405
Bank First Corp. (Banks)	9		1,256
Bank of Hawaii Corp. (Banks)	42		3,141
Bank of Marin Bancorp (Banks)	15		403
Bank7 Corp. (Banks)	5		222
BankUnited, Inc. (Banks)	80		3,798
Bankwell Financial Group, Inc. (Banks)	7		337
Banner Corp. (Banks)	36		2,226
Bar Harbor Bankshares (Banks)	17		576
BARK, Inc.* (Specialty Retail)	96		85
Barnes & Noble Education, Inc.* (Retail—Discretionary)	17		152
Barrett Business Services, Inc. (Professional Services)	27		1,026
Bassett Furniture Industries, Inc. (Retail—Discretionary)	9		142
BayCom Corp.* (Banks)	11		321
BCB Bancorp, Inc. (Banks)	16		126
Beacon Financial Corporation (Banks)	88		2,495
Beam Therapeutics, Inc.* (Biotechnology)	101		2,790
Beazer Homes USA, Inc.* (Household Durables)	29		626
Bed Bath & Beyond, Inc.* (Specialty Retail)	72		426
Bel Fuse, Inc.—Class A (Electronic Equipment, Instruments & Components)	2		368
Bel Fuse, Inc.—Class B (Electronic Equipment, Instruments & Components)	11		2,213
Belden, Inc. (Electronic Equipment, Instruments & Components)	41		4,818
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	38		1,981
Benitec Biopharma, Inc.* (Biotech & Pharma)	16		195
Beta Bionics, Inc.* (Biotechnology)	41		567
Better Home & Finance Holding Co.* (Specialty Finance)	6		182
Beyond Meat, Inc.*(a) (Food Products)	403		308
BGC Group, Inc.—Class A (Capital Markets)	382		3,480
Bicara Therapeutics, Inc.* (Biotechnology)	33		554
BigBear.ai Holdings, Inc.*(a) (IT Services)	457		2,303
BigCommerce Holdings, Inc.*—Class 1 (IT Services)	69		215
Biglari Holdings, Inc.*—Class B (Hotels, Restaurants & Leisure)	1		375
BioAge Labs, Inc.* (Pharmaceuticals)	25		475
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	220		1,448
Biohaven, Ltd.* (Biotechnology)	99		1,171

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 89

Common Stocks, continued

	Shares		Value
BioLife Solutions, Inc.* (Life Sciences Tools & Services)		43		$937
Biote Corp.*—Class A (Pharmaceuticals)		29		61
Bioventus, Inc.*—Class A (Health Care Equipment & Supplies)		48		381
Bit Digital, Inc.* (Software)		335		680
Bitdeer Technologies Group* (Technology Services)		104		1,356
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)		21		878
BK Technologies Corporation* (Technology Hardware)		3		229
BKV Corp.* (Oil, Gas & Consumable Fuels)		23		684
Black Hills Corp. (Multi-Utilities)		78		5,693
Black Rock Coffee Bar, Inc.* (Hotels, Restaurants & Leisure)		17		253
Blackbaud, Inc. (Software)		40		2,148
BlackLine, Inc.* (Software)		55		2,556
BlackSky Technology, Inc.* (Professional Services)		32		706
Blackstone Mortgage Trust, Inc.—Class A (Mortgage REITs)		168		3,234
Blaize Holdings, Inc.* (Semiconductors & Semiconductor Equipment)		81		110
Blend Labs, Inc.*—Class A (Software)		207		493
Bloom Energy Corp.*—Class A (Electrical Equipment)		231		34,967
Bloomin’ Brands, Inc.* (Hotels, Restaurants & Leisure)		88		528
Blue Bird Corp.* (Machinery)		33		1,660
Blue Foundry Bancorp* (Banks)		19		250
Blue Ridge Bankshares, Inc.* (Banking)		70		298
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)		8		556
Bluerock Homes Trust, Inc.* (Residential REITs)		—	(b)	1
Boise Cascade Co. (Trading Companies & Distributors)		40		3,232
Boot Barn Holdings, Inc.* (Specialty Retail)		32		5,711
Borr Drilling, Ltd.* (Energy Equipment & Services)		280		1,310
Boston Omaha Corp.*—Class A (Media)		23		281
Bowhead Specialty Holdings, Inc.* (Insurance)		19		467
Bowman Consulting Group, Ltd.* (Construction & Engineering)		15		522
Box, Inc.*—Class A (Software)		148		3,752
Braemar Hotels & Resorts, Inc.* (Hotel & Resort REITs)		57		152
Brandywine Realty Trust (Office REITs)		181		512
Braze, Inc.*—Class A (Software)		90		1,874
BRC, Inc.*—Class A (Food Products)		96		79
Bread Financial Holdings, Inc. (Consumer Finance)		48		3,482
Bridgebio Pharma, Inc.* (Biotechnology)		168		12,980
Bridgewater Bancshares, Inc.* (Banks)		22		423
Bright Minds Biosciences, Inc.* (Biotech & Pharma)		5		389
BrightSpire Capital, Inc. (Mortgage REITs)		135		807
BrightSpring Health Services, Inc.* (Health Care Providers & Services)		117		4,595
BrightView Holdings, Inc.* (Commercial Services & Supplies)		76		1,015

Common Stocks, continued

	Shares		Value
Brinker International, Inc. (Hotels, Restaurants & Leisure)		47		$7,414
Bristow Group, Inc.* (Energy Equipment & Services)		30		1,319
Broadstone Net Lease, Inc. (Equity REIT—Diversified)		200		3,702
Brookdale Senior Living, Inc.* (Health Care Providers & Services)		245		3,675
Brookfield Business Corp.—Class A (Industrial Conglomerates)		25		892
Brookfield Infrastructure Corp.—Class A (Gas & Water Utilities)		127		6,077
BRT Apartments Corp. (Residential REITs)		11		162
Build-A-Bear Workshop, Inc. (Specialty Retail)		13		776
Bumble, Inc.*—Class A (Interactive Media & Services)		76		255
Burford Capital, Ltd. (Financial Services)		212		2,054
Burke & Herbert Financial Services Corp. (Banks)		15		982
Business First Bancshares, Inc. (Banks)		30		845
Butterfly Network, Inc.* (Medical Equipment & Devices)		206		816
BV Financial, Inc.* (Banking)		9		172
Byline Bancorp, Inc. (Banks)		33		1,054
Byrna Technologies, Inc.* (Aerospace & Defense)		19		260
C&F Financial Corp.* (Banking)		3		226
C3.ai, Inc.*—Class A (Software)		133		1,464
Cable One, Inc. (Media)		5		405
Cabot Corp. (Chemicals)		56		4,042
Cactus, Inc.—Class A (Energy Equipment & Services)		72		4,049
Cadiz, Inc.* (Water Utilities)		58		327
Cadre Holdings, Inc. (Aerospace & Defense)		30		1,200
Calavo Growers, Inc.* (Food Products)		18		458
Caledonia Mining Corp. PLC (Metals & Mining)		17		466
Caleres, Inc. (Specialty Retail)		35		428
California Resources Corp. (Oil, Gas & Consumable Fuels)		78		4,173
California Water Service Group (Water Utilities)		63		2,816
Calix, Inc.* (Communications Equipment)		64		2,859
Callaway Brands Corp.* (Leisure Products)		139		1,995
Cal-Maine Foods, Inc. (Food Products)		46		3,841
Calumet, Inc.* (Chemicals)		73		1,636
Camden National Corp. (Banks)		18		856
Camping World Holdings, Inc.—Class A (Specialty Retail)		64		844
Candel Therapeutics, Inc.* (Biotechnology)		46		269
Cannae Holdings, Inc.* (Financial Services)		50		721
Cantaloupe, Inc.* (Financial Services)		59		634
Capital Bancorp, Inc. (Banks)		13		399
Capital City Bank Group, Inc. (Banks)		15		626
Capitol Federal Financial, Inc. (Banks)		130		946
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)		123		2,776
Capricor Therapeutics, Inc.* (Biotechnology)		40		876
CapsoVision, Inc.* (Health Care Equipment & Supplies)		6		30
Cardiff Oncology, Inc.* (Biotechnology)		65		114
CareDx, Inc.* (Biotechnology)		55		1,130
CareTrust REIT, Inc. (Health Care REITs)		237		8,849
Cargurus, Inc.* (Interactive Media & Services)		87		2,818

See accompanying notes to financial statements.

90 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

Shares		Value
Carlsmed, Inc.* (Health Care Equipment & Supplies)	7	$87
Carriage Services, Inc. (Diversified Consumer Services)	15	644
Cars.com, Inc.* (Interactive Media & Services)	57	648
Carter Bankshares, Inc.* (Banks)	24	514
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	38	1,315
Cartesian Therapeutics, Inc.* (Biotechnology)	11	75
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	66	6,657
Cass Information Systems, Inc. (Financial Services)	13	584
Castle Biosciences, Inc.* (Health Care Providers & Services)	30	1,182
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	122	2,965
Cathay General Bancorp (Banks)	70	3,583
Cavco Industries, Inc.* (Household Durables)	8	3,936
CB Financial Services, Inc. (Banking)	5	179
CBIZ, Inc.* (Professional Services)	52	2,046
CBL & Associates Properties, Inc. (Retail REITs)	19	680
CECO Environmental Corp.* (Commercial Services & Supplies)	31	2,090
Celcuity, Inc.* (Biotechnology)	34	3,720
Celldex Therapeutics, Inc.* (Biotechnology)	69	1,697
Centerspace (Residential REITs)	18	1,157
Central Garden & Pet Co.* (Household Products)	9	304
Central Garden & Pet Co.*—Class A (Household Products)	53	1,626
Central Pacific Financial Corp. (Banks)	28	912
Centrus Energy Corp.*(a)—Class A (Oil, Gas & Consumable Fuels)	18	5,009
Centuri Holdings, Inc.* (Construction & Engineering)	83	2,291
Century Aluminum Co.* (Metals & Mining)	56	2,538
Century Communities, Inc. (Household Durables)	28	1,763
Cerence, Inc.* (Software)	42	476
CeriBell, Inc.* (Health Care Equipment & Supplies)	28	577
Cerus Corp.* (Health Care Equipment & Supplies)	194	452
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	25	527
CF Bankshares, Inc. (Banking)	5	146
CG Oncology, Inc.* (Biotechnology)	59	3,071
Chain Bridge Bancorp, Inc.* (Banking)	2	70
Chaince Digital Holdings, Inc.* (Commercial Support Services)	43	247
Champion Homes, Inc.* (Household Durables)	60	4,703
Chart Industries, Inc.* (Machinery)	48	9,953
Chatham Lodging Trust (Hotel & Resort REITs)	49	348
Chemung Financial Corp. (Banks)	5	304
Chesapeake Utilities Corp. (Gas Utilities)	25	3,217
Chicago Atlantic Real Estate Finance, Inc. (Mortgage REITs)	19	236
Chimera Investment Corp. (Mortgage REITs)	86	1,062
ChoiceOne Financial Services, Inc. (Banks)	15	430
Cimpress PLC* (Commercial Services & Supplies)	19	1,503
Cinemark Holdings, Inc. (Entertainment)	110	2,604
Cipher Mining, Inc.* (Software)	343	5,474
Citi Trends, Inc. (Specialty Retail)	5	216

Common Stocks, continued

	Shares		Value
Citizens & Northern Corp. (Banks)		18		$410
Citizens Community Bancorp, Inc. (Banking)		10		181
Citizens Financial Services, Inc. (Banks)		5		316
Citizens, Inc.* (Insurance)		47		261
City Holding Co. (Banks)		15		1,846
Civista Bancshares, Inc. (Banks)		20		483
Claritev Corp.* (Technology Services)		8		217
Claros Mortgage Trust, Inc. (Mortgage REITs)		96		263
Clarus Corp.* (Leisure Products)		30		115
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)		183		403
Cleanspark, Inc.* (Software)		293		3,469
Clear Secure, Inc.—Class A (Software)		91		2,968
Clearfield, Inc.* (Communications Equipment)		12		357
ClearPoint Neuro, Inc.* (Medical Equipment & Devices)		28		362
Clearwater Analytics Holdings, Inc.*—Class A (Software)		294		7,082
Clearwater Paper Corp.* (Paper & Forest Products)		17		286
Climb Global Solutions, Inc.* (Electronic Equipment, Instruments & Components)		4		474
Clipper Realty, Inc.* (Residential REITs)		14		49
Clover Health Investments Corp.* (Health Care Facilities & Services)		430		963
CNB Financial Corp. (Banks)		32		886
CNO Financial Group, Inc. (Insurance)		101		4,247
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)		138		5,354
Coastal Financial Corp.* (Banks)		14		1,341
CoastalSouth Bancshares, Inc.* (Banks)		6		144
Codexis, Inc.* (Life Sciences Tools & Services)		93		115
Coeur Mining, Inc.* (Metals & Mining)		676		13,818
Cogent Biosciences, Inc.* (Biotechnology)		146		5,243
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)		52		1,264
Cohen & Steers, Inc. (Capital Markets)		29		1,864
Coherus Oncology, Inc.* (Biotechnology)		111		240
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)		48		1,370
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)		33		1,515
Colony Bankcorp, Inc.* (Banks)		18		350
Columbia Financial, Inc.* (Banks)		28		456
Columbus McKinnon Corp. (Machinery)		30		632
Commercial Bancgroup, Inc.* (Banks)		7		184
Commercial Metals Co. (Metals & Mining)		117		8,995
Community Financial System, Inc. (Banks)		56		3,500
Community Health Systems, Inc.* (Health Care Providers & Services)		134		430
Community Healthcare Trust, Inc. (Health Care REITs)		29		501
Community Trust Bancorp, Inc. (Banks)		17		1,049
Community West Bancshares (Banks)		18		431
CommVault Systems, Inc.* (Software)		47		4,028
Compass Diversified Holdings (Financial Services)		70		460
Compass Minerals International, Inc. (Metals & Mining)		36		899
Compass Therapeutics, Inc.* (Biotechnology)		137		877
Compass, Inc.*—Class A (Real Estate Management & Development)		677		8,475

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 91

Common Stocks, continued

Shares		Value
Complete Solaria, Inc.* (Renewable Energy)	65		$112
CompX International, Inc.* (Commercial Services & Supplies)	1		23
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	78		1,899
Concentra Group Holdings Parent, Inc. (Health Care Providers & Services)	123		2,728
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	23		133
Conduent, Inc.* (Professional Services)	153		213
CONMED Corp. (Health Care Equipment & Supplies)	33		1,267
ConnectOne Bancorp, Inc. (Banks)	50		1,331
Consensus Cloud Solutions, Inc.* (Software)	20		427
Consolidated Water Co., Ltd. (Water Utilities)	16		606
Constellium SE* (Metals & Mining)	145		3,258
Construction Partners, Inc.*—Class A (Construction & Engineering)	50		5,494
Consumer Portfolio Services, Inc.* (Consumer Finance)	10		86
Contango ORE, Inc.* (Metals & Mining)	12		340
Cooper-Standard Holdings, Inc.* (Automobile Components)	18		565
COPT Defense Properties (Office REITs)	121		3,727
Core Laboratories, Inc. (Energy Equipment & Services)	50		977
Core Molding Technologies, Inc.* (Chemicals)	9		176
Core Natural Resources, Inc. (Oil, Gas & Consumable Fuels)	54		5,151
Core Scientific, Inc.* (IT Services)	306		5,505
CoreCivic, Inc.* (Commercial Services & Supplies)	111		2,057
CorMedix, Inc.*(a) (Pharmaceuticals)	78		605
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	49		250
CorVel Corp.* (Health Care Providers & Services)	30		2,089
Corvus Pharmaceuticals, Inc.* (Biotechnology)	60		1,242
Costamare Bulkers Holdings Ltd.* (Marine Transportation)	9		149
Costamare, Inc. (Marine Transportation)	47		789
Coursera, Inc.* (Diversified Consumer Services)	150		909
Covenant Logistics Group, Inc.—Class A (Ground Transportation)	16		394
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	6		78
CRA International, Inc. (Professional Services)	7		1,323
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	23		693
Crawford & Co.—Class A (Insurance)	17		184
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	162		20,296
Crescent Energy Co.—Class A (Oil, Gas & Consumable Fuels)	248		2,423
Crexendo, Inc.* (Technology Services)	17		119
Cricut, Inc.—Class A (Household Durables)	50		224
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	103		5,144
CRISPR Therapeutics AG* (Biotechnology)	92		4,596
Critical Metals Corp.*(a) (Metals & Mining)	47		619
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	33		308
CryoPort, Inc.* (Life Sciences Tools & Services)	52		495

Common Stocks, continued

Shares		Value
CS Disco, Inc.* (Software)	26	$163
CSG Systems International, Inc. (Professional Services)	29	2,313
CSP, Inc.* (Technology Services)	7	80
CSW Industrials, Inc. (Building Products)	17	4,590
CTO Realty Growth, Inc. (Equity REIT— Diversified)	33	586
CTS Corp. (Electronic Equipment, Instruments & Components)	30	1,542
Cullinan Therapeutics, Inc.* (Biotechnology)	57	682
Curbline Properties Corp.* (Retail REITs)	103	2,498
CuriosityStream, Inc. (Entertainment Content)	42	156
Cushman & Wakefield Ltd.* (Real Estate Services)	244	4,011
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	63	398
Customers Bancorp, Inc.* (Banks)	34	2,687
CVB Financial Corp. (Banks)	138	2,720
CVR Energy, Inc.* (Oil, Gas & Consumable Fuels)	32	728
CVRx, Inc.* (Health Care Equipment & Supplies)	17	116
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	123	615
Cytokinetics, Inc.* (Biotechnology)	126	7,962
Daily Journal Corp.* (Software)	1	586
Dakota Gold Corp.* (Metals & Mining)	94	563
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	40	926
Dana, Inc. (Automobile Components)	125	3,613
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	28	526
Dave, Inc.* (Software)	11	1,801
Day One Biopharmaceuticals, Inc.* (Biotechnology)	83	926
Definitive Healthcare Corp.* (Health Care Technology)	31	72
Definium Therapeutics, Inc.* (Pharmaceuticals)	99	1,671
Delcath Systems, Inc.* (Medical Equipment & Devices)	31	307
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	63	1,859
Deluxe Corp. (Commercial Services & Supplies)	46	1,214
Denali Therapeutics, Inc.* (Biotechnology)	140	3,044
Designer Brands, Inc.—Class A (Specialty Retail)	35	222
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	142	2,035
DiaMedica Therapeutics, Inc.* (Biotech & Pharma)	36	289
Diamond Hill Investment Group, Inc. (Capital Markets)	3	514
DiamondRock Hospitality Co. (Hotel & Resort REITs)	217	1,992
Dianthus Therapeutics, Inc.* (Biotechnology)	26	1,388
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	26	1,794
Digi International, Inc.* (Communications Equipment)	38	1,637
Digimarc Corp.* (Software)	16	98
Digital Turbine, Inc.* (Software)	114	595
DigitalBridge Group, Inc. (Real Estate Management & Development)	187	2,878

See accompanying notes to financial statements.

92 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

Shares		Value
DigitalOcean Holdings, Inc.* (IT Services)	72	$3,978
Dime Community Bancshares, Inc. (Banks)	42	1,429
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	16	550
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	48	2,841
Disc Medicine, Inc.* (Biotechnology)	27	2,088
Distribution Solutions Group, Inc.* (Trading Companies & Distributors)	11	312
Diverisifed Energy Co. (Oil & Gas Producers)	66	884
Diversified Healthcare Trust (Health Care REITs)	231	1,342
DMC Global, Inc.* (Energy Equipment & Services)	20	172
DNOW, Inc.* (Trading Companies & Distributors)	196	2,977
DocGo, Inc.* (Health Care Providers & Services)	94	72
Dole PLC (Food Products)	87	1,386
Domo, Inc.*—Class B (Software)	35	205
Donegal Group, Inc.—Class A (Insurance)	18	336
Donnelley Financial Solutions, Inc.* (Capital Markets)	27	1,397
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	39	1,152
Dorman Products, Inc.* (Automobile Components)	29	3,602
Douglas Dynamics, Inc. (Machinery)	24	904
Douglas Elliman, Inc. (Real Estate Services)	77	208
Douglas Emmett, Inc. (Office REITs)	171	1,806
Dream Finders Homes, Inc.*—Class A (Household Durables)	31	570
Driven Brands Holdings, Inc.* (Commercial Services & Supplies)	63	980
Ducommun, Inc.* (Aerospace & Defense)	15	1,700
D-Wave Quantum, Inc.* (Software)	353	7,491
DXP Enterprises, Inc.* (Trading Companies & Distributors)	14	1,821
Dycom Industries, Inc.* (Construction & Engineering)	30	10,931
Dynavax Technologies Corp.* (Biotechnology)	106	1,641
Dyne Therapeutics, Inc.* (Biotechnology)	131	2,344
Dynex Capital, Inc. (Mortgage REITs)	155	2,151
Eagle Bancorp Montana, Inc. (Banking)	8	174
Eagle Bancorp, Inc. (Banks)	30	803
Eagle Financial Services, Inc. (Banking)	5	192
Easterly Government Properties, Inc. (Office REITs)	45	1,053
Eastern Bankshares, Inc. (Banks)	234	4,793
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	51	373
ECB BanCorp., Inc.* (Banking)	8	141
EchoStar Corp.*—Class A (Media)	143	16,189
Ecovyst, Inc.* (Chemicals)	120	1,273
Edgewell Personal Care Co. (Personal Care Products)	48	934
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	71	1,999
Editas Medicine, Inc.* (Biotechnology)	94	187
eGain Corp.* (Software)	17	175
eHealth, Inc.* (Insurance)	30	85
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	30	304
Electromed, Inc.* (Medical Equipment & Devices)	7	209

Common Stocks, continued

Shares		Value
Eledon Pharmaceuticals, Inc.* (Biotech & Pharma)	58		$128
Ellington Financial, Inc. (Mortgage REITs)	103		1,324
Embecta Corp. (Health Care Equipment & Supplies)	62		658
Emerald Holding, Inc. (Media)	14		71
Emergent BioSolutions, Inc.* (Biotechnology)	55		624
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	14		42
Empire State Realty Trust, Inc. (Equity REIT— Diversified)	147		975
Employers Holdings, Inc. (Insurance)	24		1,047
Enact Holdings, Inc. (Financial Services)	30		1,193
Enanta Pharmaceuticals, Inc.* (Biotechnology)	28		361
Encore Capital Group, Inc.* (Consumer Finance)	24		1,325
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	193		614
Energizer Holdings, Inc. (Household Products)	66		1,441
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	241		5,407
Energy Recovery, Inc.* (Machinery)	54		788
Energy Services of America Corp. (Engineering & Construction)	12		108
Enerpac Tool Group Corp. (Machinery)	56		2,260
EnerSys (Electrical Equipment)	39		7,027
Enhabit, Inc.* (Health Care Providers & Services)	52		553
Enliven Therapeutics, Inc.* (Pharmaceuticals)	42		1,111
Ennis, Inc. (Commercial Services & Supplies)	26		507
Enova International, Inc.* (Consumer Finance)	25		4,129
Enovis Corp.* (Health Care Equipment & Supplies)	60		1,322
Enovix Corp.* (Electrical Equipment)	178		1,178
Enpro, Inc. (Machinery)	23		5,492
Enterprise Financial Services Corp. (Banks)	38		2,179
Entrada Therapeutics, Inc.* (Biotechnology)	30		343
Entravision Communications Corp.—Class A (Media)	65		196
Envela Corp.* (Renewable Energy)	7		95
Enviri Corp. (Commercial Services & Supplies)	80		1,514
Eos Energy Enterprises, Inc.* (Renewable Energy)	326		4,773
ePlus, Inc. (Electronic Equipment, Instruments & Components)	28		2,403
Epsilon Energy Ltd. (Oil & Gas Producers)	20		100
Equity Bancshares, Inc.*—Class A (Banks)	17		784
Erasca, Inc.* (Biotechnology)	182		1,913
Ermenegildo Zegna NV (Apparel & Textile Products)	65		565
Escalade, Inc. (Leisure Products)	11		160
ESCO Technologies, Inc. (Machinery)	27		6,161
Esperion Therapeutics, Inc.* (Pharmaceuticals)	245		831
Esquire Financial Holdings, Inc. (Banks)	8		853
Essent Group, Ltd. (Financial Services)	100		6,292
Essential Properties Realty Trust, Inc. (Equity REIT—Diversified)	210		6,377
Ethan Allen Interiors, Inc. (Household Durables)	25		573
Eton Pharmaceuticals, Inc.* (Biotech & Pharma)	27		405
European Wax Center, Inc.*—Class A (Diversified Consumer Services)	29		114
Eve Holding, Inc.* (Aerospace & Defense)	100		394
Eventbrite, Inc.*—Class A (Entertainment)	79		349

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 93

Common Stocks, continued

Shares		Value
EverCommerce, Inc.* (Software)	15		$181
EverQuote, Inc.*—Class A (Interactive Media & Services)	30		681
EVERTEC, Inc. (Financial Services)	68		2,041
EVgo, Inc.* (Specialty Retail)	134		403
EVI Industries, Inc.* (Trading Companies & Distributors)	5		129
Evolent Health, Inc.*—Class A (Health Care Technology)	123		395
Evolus, Inc.* (Pharmaceuticals)	55		258
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	32		126
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	161		997
Excelerate Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	25		934
eXp World Holdings, Inc. (Real Estate Management & Development)	93		841
Expensify, Inc.* (Software)	62		90
Exponent, Inc. (Professional Services)	54		3,881
Expro Group Holdings N.V.* (Energy Equipment & Services)	94		1,505
Extreme Networks, Inc.* (Communications Equipment)	139		2,027
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	80		1,082
F&G Annuities & Life, Inc. (Insurance)	39		1,150
Fabrinet* (Electronic Equipment, Instruments & Components)	38		18,598
Falcon’s Beyond Global, Inc.* (Professional Services)	15		90
Faraday Future Intelligent Electric, Inc.* (Software)	149		155
Farmers & Merchants Bancorp, Inc. (Banks)	13		349
Farmers National Banc Corp. (Banks)	38		493
Farmland Partners, Inc. (Specialized REITs)	41		476
Fastly, Inc.*—Class A (IT Services)	147		1,360
Fate Therapeutics, Inc.* (Biotechnology)	114		136
FB BanCorp, Inc.* (Banking)	19		246
FB Financial Corp. (Banks)	44		2,531
Federal Agricultural Mortgage Corp.—Class C (Financial Services)	10		1,693
Federal Signal Corp. (Machinery)	64		6,918
Fennec Pharmaceuticals, Inc.* (Biotechnology)	24		182
Ferroglobe PLC (Metals & Mining)	125		594
Fidelis Insurance Holdings, Ltd. (Insurance)	59		1,123
Fidelity D&D Bancorp, Inc. (Banks)	5		224
Figs, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	93		1,005
Finance Of America Companies, Inc.* (Specialty Finance)	5		116
Financial Institutions, Inc. (Banks)	21		692
Finward BanCorp. (Banking)	3		110
Finwise Bancorp* (Banking)	10		175
Firefly Aerospace, Inc.*(a) (Aerospace & Defense)	23		580
First Advantage Corp.* (Professional Services)	83		1,121
First Bancorp (Banks)	168		3,716
First Bancorp (Banks)	42		2,433
First Bank (Banks)	23		384
First Busey Corp. (Banks)	89		2,194
First Business Financial Services, Inc. (Banks)	9		516

Common Stocks, continued

	Shares		Value
First Capital, Inc. (Banking)		3		$177
First Commonwealth Financial Corp. (Banks)		110		1,983
First Community Bancshares, Inc.* (Banks)		17		612
First Community Corp (Banking)		8		235
First Financial Bancorp* (Banks)		106		3,046
First Financial Bankshares, Inc. (Banks)		142		4,518
First Financial Corp. (Banks)		12		782
First Foundation, Inc. (Banks)		66		414
First Internet Bancorp (Banks)		8		174
First Interstate BancSystem, Inc.—Class A (Banks)		94		3,334
First Merchants Corp. (Banks)		61		2,425
First Mid Bancshares, Inc. (Banks)		23		968
First National Corp. (Banking)		8		211
First United Corp.* (Banking)		7		268
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)		58		927
First Western Financial, Inc.* (Banks)		9		226
FirstCash Holdings, Inc. (Consumer Finance)		42		7,162
Firstsun Capital Bancorp* (Banking)		13		513
FitLife Brands, Inc.* (Biotech & Pharma)		4		64
Five Star Bancorp (Banks)		17		674
Five9, Inc.* (Software)		81		1,430
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)		33		881
Flexsteel Industries, Inc. (Household Durables)		4		160
Flotek Industries, Inc.* (Oil & Gas Services & Equipment)		15		261
Flowco Holdings, Inc.*—Class A (Oil & Gas Services & Equipment)		21		439
Fluence Energy, Inc.* (Electrical Equipment)		68		2,092
Fluor Corp. (Construction & Engineering)		170		7,852
Flushing Financial Corp. (Banks)		34		537
flyExclusive, Inc.* (Passenger Airlines)		4		12
Flywire Corp.* (Financial Services)		124		1,562
Foghorn Therapeutics, Inc.* (Biotechnology)		35		200
Fold Holdings, Inc.* (Capital Markets)		6		12
Forafric Global PLC* (Food Products)		6		60
Forestar Group, Inc.* (Real Estate Management & Development)		21		546
Forge Global Holdings, Inc.* (Institutional Financial Services)		12		536
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)		82		5,780
Forrester Research, Inc.* (Professional Services)		12		97
Fortrea Holdings, Inc.* (Life Sciences Tools & Services)		96		1,614
Forum Energy Technologies, Inc.* (Energy Equipment & Services)		11		498
Forward Air Corp.* (Air Freight & Logistics)		23		641
Four Corners Property Trust, Inc. (Specialized REITs)		112		2,761
Fox Factory Holding Corp.* (Automobile Components)		44		810
Franklin BSP Realty Trust, Inc. (Mortgage REITs)		86		882
Franklin Covey Co.* (Professional Services)		11		224
Franklin Electric Co., Inc. (Machinery)		41		4,084
Franklin Financial Services Corp. (Banking)		5		255
Franklin Street Properties Corp. (Office REITs)		82		69
Frequency Electronics Inc* (Technology Hardware)		7		368
Fresh Del Monte Produce, Inc. (Food Products)		35		1,388

See accompanying notes to financial statements.

94 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

Shares		Value
Freshworks, Inc.*—Class A (Software)	212	$2,285
Friedman Industries, Inc.* (Steel)	7	137
Frontdoor, Inc.* (Diversified Consumer Services)	78	4,610
Frontier Group Holdings, Inc.* (Passenger Airlines)	89	413
FrontView REIT, Inc. (Retail REITs)	22	361
FRP Holdings, Inc.* (Real Estate Management & Development)	13	311
FS Bancorp, Inc.* (Banks)	7	294
FTAI Infrastructure, Inc. (Ground Transportation)	115	669
fuboTV, Inc.* (Interactive Media & Services)	351	783
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	46	494
Fulgent Genetics, Inc.* (Health Care Providers & Services)	22	576
Fulton Financial Corp. (Banks)	193	3,985
Funko, Inc.*—Class A (Leisure Products)	42	171
FutureFuel Corp.* (Oil, Gas & Consumable Fuels)	26	86
FVCBankcorp, Inc.* (Banks)	17	257
Gaia, Inc.* (Retail—Discretionary)	17	58
Gambling.com Group, Ltd.* (Media)	19	91
Gannett Co., Inc.* (Media)	148	876
Garret Motion, Inc. (Automotive)	168	3,030
GATX Corp. (Trading Companies & Distributors)	38	6,914
GBank Financial Holdings, Inc.* (Specialty Finance)	9	292
GCM Grosvenor, Inc.—Class A (Capital Markets)	55	623
Genco Shipping & Trading, Ltd. (Marine Transportation)	33	690
Gencor Industries, Inc.* (Machinery)	11	158
GeneDx Holdings Corp.* (Health Care Providers & Services)	20	1,925
Genesco, Inc.* (Specialty Retail)	11	318
Genie Energy, Ltd.—Class B (Electric Utilities)	22	303
Genius Sports Ltd.* (Leisure Facilities & Services)	230	2,001
Gentherm, Inc.* (Automobile Components)	32	1,023
Genworth Financial, Inc.*—Class A (Insurance)	428	3,570
German American Bancorp, Inc.* (Banks)	38	1,599
Geron Corp.* (Biotechnology)	575	788
Getty Images Holdings, Inc.*(a) (Interactive Media & Services)	115	151
Getty Realty Corp. (Retail REITs)	57	1,702
Gevo, Inc.* (Renewable Energy)	243	476
Gibraltar Industries, Inc.* (Building Products)	32	1,640
GigaCloud Technology, Inc.*—Class A (Distributors)	26	1,039
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	38	1,115
Ginkgo Bioworks Holdings, Inc.* (Health Care Facilities & Services)	44	395
Glacier Bancorp, Inc. (Banks)	135	6,843
Gladstone Commercial Corp. (Equity REIT— Diversified)	49	571
Gladstone Land Corp. (Specialized REITs)	36	401
Glaukos Corp.* (Health Care Equipment & Supplies)	59	7,044
Global Business Travel Group, Inc.* (Hotels, Restaurants & Leisure)	138	945
Global Industrial Co. (Trading Companies & Distributors)	15	458

Common Stocks, continued

	Shares	Value
Global Medical REIT, Inc. (Health Care REITs)	13	$449
Global Net Lease, Inc. (Equity REIT— Diversified)	209	1,977
Global Water Resources, Inc. (Water Utilities)	13	113
Globalstar, Inc.* (Telecommunications)	53	3,265
Gogo, Inc.* (Wireless Telecommunication Services)	81	372
GoHealth, Inc.*—Class A (Insurance)	9	19
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	103	4,181
Gold.com, Inc. (Distributors)	20	1,037
Golden Entertainment, Inc.* ARS (Hotels, Restaurants & Leisure)	21	565
Golden Matrix Group, Inc.* (Entertainment)	22	16
Goosehead Insurance, Inc.*—Class A (Insurance)	25	1,546
Gossamer Bio, Inc.* (Biotechnology)	202	461
GPGI, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	60	1,414
Graham Corp. (Machinery)	11	769
Graham Holdings Co.—Class B (Diversified Consumer Services)	3	3,500
GRAIL, Inc.* (Biotechnology)	37	3,619
Granite Construction, Inc. (Construction & Engineering)	46	5,554
Granite Ridge Resources, Inc. (Oil, Gas & Consumable Fuels)	56	281
Gray Television, Inc. (Media)	92	415
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	70	1,049
Great Southern Bancorp, Inc. (Banks)	9	552
Green Brick Partners, Inc.* (Household Durables)	33	2,290
Green Dot Corp.*—Class A (Consumer Finance)	56	682
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	71	814
Greene County Bancorp, Inc. (Banks)	7	164
Greenlight Capital Re, Ltd.*—Class A (Insurance)	28	388
Greenwich Lifesciences, Inc.* (Biotechnology)	7	210
Greif, Inc.—Class A (Containers & Packaging)	27	1,907
Greif, Inc.—Class B (Containers & Packaging)	5	416
Grid Dynamics Holdings, Inc.* (IT Services)	70	579
Griffon Corp. (Building Products)	40	3,258
Grindr, Inc.* (Interactive Media & Services)	34	385
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	100	953
Group 1 Automotive, Inc. (Specialty Retail)	13	4,605
Groupon, Inc.* (Broadline Retail)	27	382
Guardant Health, Inc.* (Health Care Providers & Services)	128	14,596
Guardian Pharmacy Services, Inc.* (Consumer Staples Distribution & Retail)	24	725
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	17	3,471
Gyre Therapeutics, Inc.* (Biotechnology)	12	97
H.B. Fuller Co. (Chemicals)	58	3,486
H2O America* (Water Utilities)	35	1,821
HA Sustainable Infrastructure Capital, Inc. (Financial Services)	129	4,439
Haemonetics Corp.* (Health Care Equipment & Supplies)	51	3,400

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 95

Common Stocks, continued

Shares		Value
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	32		$592
Hamilton Beach Brands Holding Co.*—Class A (Household Durables)	7		134
Hamilton Insurance Group, Ltd.*—Class B (Insurance)	48		1,332
Hancock Whitney Corp. (Banks)	89		6,123
Hanmi Financial Corp. (Banks)	32		850
Hanover Bancorp, Inc.* (Banking)	5		116
Harmonic, Inc.* (Communications Equipment)	118		1,147
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	46		1,680
Harrow, Inc.* (Pharmaceuticals)	33		1,351
Haverty Furniture Cos., Inc. (Specialty Retail)	14		354
Hawaiian Electric Industries, Inc.* (Electric Utilities)	184		2,819
Hawkins, Inc. (Chemicals)	21		2,735
Hawthorn Bancshares, Inc. (Banking)	6		212
HBT Financial, Inc. (Banks)	12		324
HCI Group, Inc. (Insurance)	11		1,745
Health Catalyst, Inc.* (Health Care Technology)	71		153
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	74		1,393
HealthEquity, Inc.* (Health Care Providers & Services)	90		7,709
HealthStream, Inc. (Health Care Technology)	25		557
HeartFlow, Inc.* (Health Care Technology)	21		627
Heartland Express, Inc. (Ground Transportation)	46		464
Hecla Mining Co. (Metals & Mining)	671		15,112
Helen of Troy, Ltd.* (Household Durables)	24		397
Helios Technologies, Inc. (Machinery)	35		2,267
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	147		1,167
Helmerich & Payne, Inc. (Energy Equipment & Services)	102		3,456
Herbalife, Ltd.* (Personal Care Products)	108		1,861
Herc Holdings, Inc. (Trading Companies & Distributors)	34		4,874
Heritage Commerce Corp. (Banks)	63		802
Heritage Financial Corp. (Banks)	36		929
Heritage Insurance Holdings, Inc.* (Insurance)	26		678
Heron Therapeutics, Inc.* (Biotechnology)	161		213
Hertz Global Holdings, Inc.* (Ground Transportation)	124		608
HF Foods Group, Inc.* (Consumer Staples Distribution & Retail)	41		78
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	22		100
Hillenbrand, Inc. (Machinery)	74		2,361
Hillman Solutions Corp. (Machinery)	209		1,958
Hilltop Holdings, Inc.* (Banks)	46		1,723
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	64		2,887
Himalaya Shipping, Ltd. (Marine Transportation)	30		326
Hims & Hers Health, Inc.*(a) (Health Care Providers & Services)	217		5,879
Hingham Institution for Savings (Banks)	2		597
Hippo Holdings, Inc.* (Insurance)	19		566
HireQuest, Inc. (Professional Services)	6		67
HNI Corp. (Commercial Services & Supplies)	67		3,202
Holley, Inc.* (Automobile Components)	80		308
Hologic, Inc.* (Biotechnology)	25		255

Common Stocks, continued

	Shares	Value
Home Bancorp, Inc. (Banks)	7	$418
Home BancShares, Inc. (Banks)	199	5,751
HomeTrust Bancshares, Inc. (Banks)	17	733
Hope Bancorp, Inc. (Banks)	130	1,557
Horace Mann Educators Corp. (Insurance)	43	1,927
Horizon Bancorp, Inc. (Banks)	53	934
Hovnanian Enterprises, Inc.*—Class A (Household Durables)	5	563
Hub Group, Inc.*—Class A (Air Freight & Logistics)	63	2,997
Hudson Pacific Properties, Inc.* (Office REITs)	56	483
Hudson Technologies, Inc.* (Trading Companies & Distributors)	40	287
Humacyte, Inc.*(a) (Biotechnology)	163	163
Huron Consulting Group, Inc.* (Professional Services)	18	3,042
Hut 8 Corp.* (Software)	101	5,639
Hyliion Holdings Corp.* (Machinery)	130	267
Hyster-Yale, Inc.—Class A (Machinery)	13	435
I3 Verticals, Inc.*—Class A (Financial Services)	25	555
IBEX Holdings, Ltd.* (Professional Services)	11	409
Ibotta, Inc.*—Class A (Media)	15	310
ICF International, Inc.* (Professional Services)	19	1,772
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	36	1,092
ICU Medical, Inc.* (Health Care Equipment & Supplies)	25	3,748
Idaho Strategic Resources, Inc.* (Metals & Mining)	15	541
Ideaya Biosciences, Inc.* (Biotechnology)	85	2,736
IDT Corp.—Class B (Diversified Telecommunication Services)	17	827
IES Holdings, Inc.* (Construction & Engineering)	9	3,423
iHeartMedia, Inc.*—Class A (Media)	128	415
IMAX Corp.* (Entertainment)	46	1,606
Immersion Corp. (Technology Hardware, Storage & Peripherals)	29	195
ImmunityBio, Inc.*(a) (Biotechnology)	310	1,938
Immunome, Inc.* (Biotechnology)	99	2,437
Immunovant, Inc.* (Biotechnology)	74	1,924
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	28	3,867
Independence Realty Trust, Inc. (Residential REITs)	254	4,241
Independent Bank Corp. (Banks)	21	738
Independent Bank Corp. (Banks)	53	4,281
indie Semiconductor, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	206	845
Indivior Pharmaceuticals, Inc.* (Pharmaceuticals)	128	4,528
Industrial Logistics Properties Trust (Industrial REITs)	56	298
Infinity Natural Resources, Inc.*—Class A (Oil & Gas Producers)	16	254
Information Services Group, Inc. (IT Services)	37	206
Ingevity Corp.* (Chemicals)	38	2,500
Ingles Markets, Inc.—Class A (Consumer Staples Distribution & Retail)	15	1,123
Inhibikase Therapeutics, Inc.* (Biotech & Pharma)	63	95

See accompanying notes to financial statements.

96 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

	Shares		Value
Inhibrx Biosciences, Inc.* (Biotechnology)		9		$686
Inmune Bio, Inc.* (Biotechnology)		20		32
Innodata, Inc.* (Professional Services)		32		1,774
Innospec, Inc. (Chemicals)		27		2,206
Innovage Holding Corp.* (Health Care Providers & Services)		21		117
Innovative Industrial Properties, Inc. (Industrial REITs)		29		1,401
Innovex International, Inc.* (Energy Equipment & Services)		41		1,019
Innoviva, Inc.* (Pharmaceuticals)		66		1,320
Innventure, Inc.* (Capital Markets)		28		92
Inogen, Inc.* (Health Care Equipment & Supplies)		25		148
Inseego Corp.* (Technology Hardware)		13		142
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)		31		2,605
Insperity, Inc. (Professional Services)		38		1,624
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)		26		232
Installed Building Products, Inc. (Household Durables)		25		7,204
Insteel Industries, Inc. (Building Products)		20		663
Intapp, Inc.* (Software)		60		2,037
Integer Holdings Corp.* (Health Care Equipment & Supplies)		36		3,127
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)		71		791
Intellia Therapeutics, Inc.*(a) (Biotechnology)		109		1,433
InterDigital, Inc. (Software)		27		8,814
Interface, Inc. (Commercial Services & Supplies)		61		1,920
International Bancshares Corp. (Banks)		58		4,039
International Game Technology PLC (Hotels, Restaurants & Leisure)		111		1,607
International Money Express, Inc.* (Financial Services)		29		448
International Seaways, Inc. (Oil, Gas & Consumable Fuels)		42		2,505
Interparfums, Inc. (Personal Care Products)		19		1,854
Intrepid Potash, Inc.* (Chemicals)		11		361
Intuitive Machines, Inc.* (Aerospace & Defense)		115		2,184
InvenTrust Properties Corp. (Retail REITs)		82		2,410
Invesco Mortgage Capital, Inc. (Mortgage REITs)		75		644
Investar Holding Corp. (Banks)		10		285
Investors Title Co.* (Insurance)		1		259
IonQ, Inc.*(a) (Technology Hardware, Storage & Peripherals)		357		14,273
Iovance Biotherapeutics, Inc.* (Biotechnology)		324		826
iRadimed Corp.* (Health Care Equipment & Supplies)		9		881
IRhythm Holdings, Inc.* (Health Care Equipment & Supplies)		34		5,253
Ironwood Pharmaceuticals, Inc.* (Biotechnology)		168		822
Ispire Technology, Inc.* (Tobacco)		19		70
Itron, Inc.* (Electronic Equipment, Instruments & Components)		48		4,756
Ivanhoe Electric, Inc.* (Metals & Mining)		113		1,931
J & J Snack Foods Corp. (Food Products)		17		1,615
J Jill, Inc. (Specialty Retail)		8		125

Common Stocks, continued

Shares		Value
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	19		$398
Jackson Financial, Inc.—Class A (Financial Services)	73		8,682
Jade Biosciences, Inc.* (Biotech & Pharma)	49		765
JAKKS Pacific, Inc.* (Leisure Products)	9		164
James River Group Holdings, Inc. (Insurance)	39		262
Jamf Holding Corp.* (Software)	82		1,070
Janus International Group, Inc.* (Building Products)	143		981
Janux Therapeutics, Inc.* (Biotechnology)	45		617
JBG SMITH Properties (Office REITs)	63		1,061
Jefferson Capital, Inc. (Consumer Finance)	9		192
JELD-WEN Holding, Inc.* (Building Products)	88		239
JetBlue Airways Corp.* (Passenger Airlines)	313		1,524
Joby Aviation, Inc.* (Passenger Airlines)	513		5,423
John B. Sanfilippo & Son, Inc.* (Food Products)	8		647
John Bean Technologies Corp. (Machinery)	55		8,652
John Marshall Bancorp, Inc. (Banks)	13		268
John Wiley & Sons, Inc.—Class A (Media)	43		1,343
Johnson Outdoors, Inc.—Class A (Leisure Products)	6		272
Journey Medical Corp.* (Biotech & Pharma)	15		125
Kadant, Inc. (Machinery)	13		4,174
Kaiser Aluminum Corp. (Metals & Mining)	17		2,085
Kaltura, Inc.* (Software)	95		155
KalVista Pharmaceuticals, Inc.* (Biotechnology)	40		624
Karat Packaging, Inc. (Trading Companies & Distributors)	9		220
KB Home (Household Durables)	67		3,855
Kearney Financial Corp. (Banks)	60		467
Kelly Services, Inc.—Class A (Professional Services)	32		345
Kennametal, Inc. (Machinery)	80		2,751
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	128		1,261
Keros Therapeutics, Inc.* (Biotechnology)	31		555
Kestra Medical Technologies Ltd.* (Medical Equipment & Devices)	21		518
Kforce, Inc. (Professional Services)	19		671
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	26		785
KinderCare Learning Cos., Inc.* (Diversified Consumer Services)	32		149
Kinetik Holdings, Inc.(a) (Oil, Gas & Consumable Fuels)	47		1,923
Kingstone Companies, Inc. (Insurance)	12		185
Kingsway Financial Services, Inc.* (Insurance)	23		309
Kite Realty Group Trust (Retail REITs)	230		5,403
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	58		480
Knife River Corp. (Construction Materials)	60		4,031
Knowles Corp.* (Electronic Equipment, Instruments & Components)	90		2,182
Kodiak Gas Services, Inc. (Energy Equipment & Services)	89		3,739
Kodiak Sciences, Inc.* (Biotechnology)	34		774
Kohl’s Corp. (Broadline Retail)	115		2,010
Kolibri Global Energy, Inc.* (Oil & Gas Producers)	30		121
Kontoor Brands, Inc.* (Textiles, Apparel & Luxury Goods)	58		3,465
Kopin Corp.* (Technology Hardware)	188		478

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 97

Common Stocks, continued

	Shares	Value
Koppers Holdings, Inc. (Chemicals)	20	$589
Korn Ferry (Professional Services)	56	3,890
Korro Bio, Inc.* (Biotechnology)	7	93
KORU Medical Systems, Inc.* (Medical Equipment & Devices)	45	243
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	499	788
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	176	18,130
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	81	255
Kronos Worldwide, Inc.* (Chemicals)	22	116
Krystal Biotech, Inc.* (Biotechnology)	26	7,260
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	54	3,096
KULR Technology Group, Inc.* (Technology Hardware)	41	146
Kura Oncology, Inc.* (Biotechnology)	85	690
Kura Sushi USA, Inc.*—Class A (Hotels, Restaurants & Leisure)	7	468
Kymera Therapeutics, Inc.* (Biotechnology)	60	4,361
L.B. Foster Co.—Class A (Machinery)	11	331
Ladder Capital Corp. (Mortgage REITs)	121	1,327
Lakeland Financial Corp. (Banks)	27	1,609
Lakeland Industries, Inc. (Apparel & Textile Products)	9	85
Lancaster Colony Corp. (Food Products)	21	3,603
Landmark BanCorp, Inc. (Banking)	5	135
Lands’ End, Inc.* (Specialty Retail)	10	178
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	71	4,751
Larimar Therapeutics, Inc.* (Biotechnology)	50	177
Latham Group, Inc.* (Leisure Products)	47	296
Laureate Education, Inc.* (Diversified Consumer Services)	134	4,595
La-Z-Boy, Inc. (Household Durables)	44	1,602
LB Pharmaceuticals, Inc.* (Pharmaceuticals)	21	450
LCI Industries (Automobile Components)	25	3,667
LCNB Corp. (Banks)	14	240
Legacy Housing Corp.* (Household Durables)	9	187
Legalzoom.com, Inc.* (Commercial Support Services)	134	1,191
Legence Corporation* (Construction & Engineering)	39	1,829
Leggett & Platt, Inc. (Household Durables)	140	1,634
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	22	1,869
Lemonade, Inc.* (Insurance)	64	5,550
LendingClub Corp.* (Consumer Finance)	119	2,012
LendingTree, Inc.* (Consumer Finance)	12	680
LENSAR, Inc.* (Medical Equipment & Devices)	10	127
LENZ Therapeutics, Inc.* (Biotechnology)	17	269
Lexeo Therapeutics, Inc.* (Biotechnology)	66	489
LGI Homes, Inc.* (Household Durables)	22	1,102
Liberty Energy, Inc. (Energy Equipment & Services)	167	4,117
Liberty Latin America, Ltd.*—Class A (Diversified Telecommunication Services)	30	232
Liberty Latin America, Ltd.*—Class C (Diversified Telecommunication Services)	134	1,043

Common Stocks, continued

Shares		Value
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	160	$4,668
Life360, Inc.* (Software)	22	1,260
Lifecore Biomedical, Inc.* (Life Sciences Tools & Services)	29	252
LifeMD, Inc.* (Health Care Technology)	40	130
LifeStance Health Group, Inc.* (Health Care Providers & Services)	175	1,237
Lifevantage Corporation (Food Products)	11	58
Lifeway Foods, Inc.* (Food Products)	5	110
Lifezone Metals, Ltd.* (Metals & Mining)	28	148
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	21	4,033
Lightbridge Corp.* (Electrical Equipment)	28	431
Limbach Holdings, Inc.* (Construction & Engineering)	11	946
Limoneira Co.* (Food Products)	18	259
Lincoln Educational Services Corp.* (Diversified Consumer Services)	31	826
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	40	667
Lindsay Corp. (Machinery)	11	1,378
LINKBANCORP, Inc. (Banks)	22	193
Lionsgate Studios Corp.* (Entertainment)	216	2,039
Liquidia Corp.* (Pharmaceuticals)	68	2,883
Liquidity Services, Inc.* (Commercial Services & Supplies)	25	800
LivaNova PLC* (Health Care Equipment & Supplies)	58	3,811
Live Oak Bancshares, Inc. (Banks)	37	1,479
LiveRamp Holdings, Inc.* (Software)	68	1,656
Livewire Group, Inc.* (Automobiles)	38	89
loanDepot, Inc.* (Specialty Finance)	93	203
Logistic Properties Of The Americas* (Real Estate Owners & Developers)	2	6
LSB Industries, Inc.* (Chemicals)	57	530
LSI Industries, Inc. (Electrical Equipment)	28	619
LTC Properties, Inc. (Health Care REITs)	48	1,751
Lucid Diagnostics, Inc.* (Medical Equipment & Devices)	94	112
Lumen Technologies, Inc. (Diversified Telecommunication Services)	1,007	8,881
Lument Finance Trust, Inc.* (Specialty Finance)	47	63
Luxfer Holdings PLC (Machinery)	28	424
LXP Industrial Trust (Industrial REITs)	62	3,072
M/I Homes, Inc.* (Household Durables)	28	3,744
Mack-Cali Realty Corp. (Residential REITs)	80	1,215
Madison Square Garden Entertainment Corp.* (Entertainment)	42	2,599
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	20	9,785
Magnera Corp.* (Forestry, Paper & Wood Products)	34	444
Magnite, Inc.* (Media)	148	2,142
Magnolia Oil & Gas Corp.—Class A (Oil, Gas & Consumable Fuels)	191	4,872
MainStreet Bancshares, Inc.* (Banking)	7	150
Malibu Boats, Inc.*—Class A (Leisure Products)	19	618
Mama’s Creations, Inc.* (Food Products)	38	574
Mammoth Energy Services, Inc.* (Energy Equipment & Services)	25	59
Mannkind Corp.* (Biotechnology)	319	1,844
MapLight Therapeutics, Inc.* (Biotechnology)	18	318
MARA Holdings, Inc.* (Software)	392	3,724

See accompanying notes to financial statements.

98 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

Shares		Value
Maravai LifeSciences Holdings, Inc.*—Class A (Life Sciences Tools & Services)	114		$383
Marcus & Millichap, Inc. (Real Estate Management & Development)	25		680
Marex Group PLC (Institutional Financial Services)	58		2,290
Marine Products Corp. (Leisure Products)	9		87
MarineMax, Inc.* (Specialty Retail)	20		541
MarketWise, Inc. (Capital Markets)	2		33
Marqeta, Inc.*—Class A (Financial Services)	385		1,590
Marriott Vacations Worldwide Corp.* (Hotels, Restaurants & Leisure)	29		1,575
Marten Transport, Ltd. (Ground Transportation)	62		763
Masterbrand, Inc.* (Building Products)	134		1,624
MasterCraft Boat Holdings, Inc.* (Leisure Products)	17		366
Materion Corp. (Metals & Mining)	22		3,042
Mativ Holdings, Inc. (Chemicals)	57		687
Matrix Service Co.* (Construction & Engineering)	28		401
Matson, Inc. (Marine Transportation)	33		5,289
Matthews International Corp.—Class A (Commercial Services & Supplies)	32		841
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	7		120
MaxCyte, Inc.* (Life Sciences Tools & Services)	106		96
Maximus, Inc. (Professional Services)	60		5,666
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	87		1,509
Mayville Engineering Co., Inc.* (Machinery)	14		274
Maze Therapeutics, Inc.* (Biotechnology)	23		1,002
MBIA, Inc.* (Insurance)	48		307
MBX Biosciences, Inc.* (Pharmaceuticals)	30		1,106
McGrath RentCorp (Trading Companies & Distributors)	26		2,904
McGraw Hill, Inc.* (Diversified Consumer Services)	30		443
Mechanics Bancorp* (Banks)	51		764
Medallion Financial Corp.* (Consumer Finance)	17		175
MediaAlpha, Inc.*—Class A (Interactive Media & Services)	36		368
Medifast, Inc. (Personal Care Products)	11		126
MediWound, Ltd.* (Pharmaceuticals)	11		199
MeiraGTx Holdings PLC* (Biotechnology)	47		358
Mercantile Bank Corp. (Banks)	17		884
Merchants Bancorp (Financial Services)	27		1,119
Mercury General Corp. (Insurance)	28		2,453
Mercury Systems, Inc.* (Aerospace & Defense)	55		5,163
Meridian Corporation* (Banking)	10		189
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	62		5,028
Meritage Homes Corp. (Household Durables)	74		5,144
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	5		394
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	35		280
Metrocity Bankshares, Inc. (Banks)	21		592
Metropolitan Bank Holding Corp. (Banks)	10		926
MFA Financial, Inc. (Mortgage REITs)	109		1,051
MGE Energy, Inc. (Electric Utilities)	39		3,115
MGP Ingredients, Inc. (Beverages)	15		374

Common Stocks, continued

Shares		Value
Miami International Holdings, Inc.* (Capital Markets)	25		$1,043
Microvast Holdings, Inc.* (Automotive)	209		548
MicroVision, Inc.*(a) (Electronic Equipment, Instruments & Components)	318		258
Mid Penn Bancorp, Inc. (Banks)	21		693
Middlefield Banc Corp. (Banks)	8		268
Middlesex Water Co. (Water Utilities)	19		995
Midland States Bancorp, Inc. (Banks)	22		503
MidWestOne Financial Group, Inc.* (Banks)	17		787
Miller Industries, Inc. (Machinery)	12		492
MillerKnoll, Inc. (Commercial Services & Supplies)	72		1,446
MiMedx Group, Inc.* (Biotechnology)	124		634
Minerals Technologies, Inc. (Chemicals)	33		2,170
Mineralys Therapeutics, Inc.* (Biotechnology)	49		1,514
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	253		6,285
Mirum Pharmaceuticals, Inc.* (Biotechnology)	43		4,438
Mission Produce, Inc.* (Food Products)	45		606
Mister Car Wash, Inc.* (Diversified Consumer Services)	104		577
Mistras Group, Inc.* (Professional Services)	13		184
Mitek Systems, Inc.* (Software)	47		471
Mobile Infrastructure Corp.* (Real Estate Owners & Developers)	13		41
Modine Manufacturing Co.* (Automobile Components)	55		10,155
Modiv Industrial, Inc. (Retail REITs)	10		153
Moelis & Co.—Class A (Capital Markets)	78		5,590
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	13		1,190
Monopar Therapeutics, Inc.* (Biotech & Pharma)	5		302
Monro, Inc. (Specialty Retail)	32		599
Montauk Renewables, Inc.* (Independent Power/Renewable Electricity Producers)	70		122
Monte Rosa Therapeutics, Inc.* (Biotechnology)	49		1,005
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	35		780
Moog, Inc.—Class A (Aerospace & Defense)	30		9,161
Motorcar Parts of America, Inc.* (Automotive)	14		174
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	16		365
M-Tron Industries, Inc.* (Electrical Equipment)	3		196
Mueller Water Products, Inc.—Class A (Machinery)	164		4,439
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	142		4,273
MVB Financial Corp. (Banks)	12		339
Myers Industries, Inc. (Containers & Packaging)	39		806
Myomo, Inc.* (Medical Equipment & Devices)	36		30
MYR Group, Inc.* (Construction & Engineering)	17		4,251
Myriad Genetics, Inc.* (Biotechnology)	96		540
N-able, Inc.* (Software)	76		461
Nabors Industries, Ltd.* (Energy Equipment & Services)	15		1,003
NACCO Industries, Inc.*—Class A (Oil, Gas & Consumable Fuels)	4		197
NANO Nuclear Energy, Inc.* (Electrical Equipment)	42		1,235

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 99

Common Stocks, continued

Shares		Value
Nano-X Imaging, Ltd.* (Health Care Providers & Services)	67		$183
Napco Security Technologies, Inc. (Electronic Equipment, Instruments & Components)	36		1,328
Nathan’s Famous, Inc. (Hotels, Restaurants & Leisure)	3		303
National Bank Holdings Corp.—Class A (Banks)	40		1,607
National Bankshares, Inc. (Banks)	7		255
National Beverage Corp.* (Beverages)	25		852
National CineMedia, Inc.* (Media)	69		249
National Energy Services Reunited Corp.* (Oil & Gas Services & Equipment)	64		1,259
National Health Investors, Inc. (Health Care REITs)	50		4,106
National HealthCare Corp. (Health Care Providers & Services)	13		1,860
National Presto Industries, Inc.* (Aerospace & Defense)	5		637
National Research Corp.* (Health Care Providers & Services)	13		264
National Vision Holdings, Inc.* (Specialty Retail)	82		2,161
Natural Gas Services Group, Inc.* (Energy Equipment & Services)	11		381
Natural Grocers by Vitamin Cottage, Inc.* (Consumer Staples Distribution & Retail)	13		355
Nature’s Sunshine Products, Inc.* (Personal Care Products)	17		429
Navan, Inc.* (Hotels, Restaurants & Leisure)	40		459
Navient Corp. (Consumer Finance)	72		706
Navigator Holdings Ltd. (Transportation & Logistics)	33		611
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	169		1,450
NB Bancorp, Inc.* (Banks)	42		912
NBT Bancorp, Inc. (Banks)	54		2,399
NCR Atleos Corp.* (Financial Services)	78		2,909
NCR Voyix Corp.* (Software)	147		1,458
Nelnet, Inc.—Class A (Consumer Finance)	12		1,583
Neogen Corp.* (Health Care Equipment & Supplies)	230		2,351
NeoGenomics, Inc.* (Health Care Providers & Services)	136		1,640
Neonode, Inc.* (Technology Hardware)	12		22
NerdWallet, Inc.*—Class A (Consumer Finance)	45		543
Nerdy, Inc.* (Diversified Consumer Services)	62		61
NET Lease Office Properties* (Office REITs)	16		312
Net Power, Inc.* (Electrical Equipment)	32		76
NETGEAR, Inc.* (Communications Equipment)	29		606
NetScout Systems, Inc.* (Communications Equipment)	74		2,058
NETSTREIT Corp. (Retail REITs)	89		1,677
Neurogene, Inc.* (Biotechnology)	11		194
Neuronetics, Inc.* (Health Care Facilities & Services)	41		86
NeuroPace, Inc.* (Health Care Equipment & Supplies)	27		409
New Fortress Energy, Inc.(a) (Oil & Gas Producers)	185		246
New Jersey Resources Corp. (Gas Utilities)	107		5,294
New York Community Bancorp, Inc. (Banks)	321		4,244

Common Stocks, continued

	Shares		Value
Newmark Group, Inc.—Class A (Real Estate Management & Development)		156		$2,781
Newsmax, Inc.* (Internet Media & Services)		50		345
NewtekOne, Inc.* (Financial Services)		24		324
NexPoint Diversified Real Estate Trust (Equity REIT—Diversified)		38		182
Nexpoint Real Estate Finance, Inc. (Mortgage REITs)		8		118
NexPoint Residential Trust, Inc. (Residential REITs)		24		725
NextDecade Corp.* (Oil, Gas & Consumable Fuels)		143		756
Nextdoor Holdings, Inc.* (Interactive Media & Services)		229		449
NextNav, Inc.* (Software)		100		1,436
NextNRG, Inc.* (Oil & Gas Producers)		37		34
Nextpower, Inc.*—Class A (Electrical Equipment)		154		18,032
Nexxen International Ltd.* (Advertising & Marketing)		36		222
NI Holdings, Inc.* (Insurance)		7		95
Niagen Bioscience, Inc.* (Life Sciences Tools & Services)		55		329
Nicolet Bankshares, Inc. (Banks)		14		2,044
NioCorp Developments Ltd.* (Metals & Mining)		113		667
Nkarta, Inc.* (Biotechnology)		44		98
NL Industries, Inc.* (Commercial Services & Supplies)		8		49
nLight, Inc.* (Electronic Equipment, Instruments & Components)		49		2,235
NMI Holdings, Inc.*—Class A (Financial Services)		82		3,175
Noble Corp. PLC* (Energy Equipment & Services)		133		4,737
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)		216		899
Northeast Bank (Banks)		8		922
Northeast Community Bancorp, Inc. (Banks)		13		307
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)		101		2,525
Northfield Bancorp, Inc. (Banks)		39		480
Northpointe Bancshares, Inc. (Banking)		22		379
Northrim Bancorp, Inc. (Banks)		23		542
Northwest Bancshares, Inc.* (Banks)		153		1,971
Northwest Natural Holding Co. (Gas Utilities)		43		2,002
Northwest Pipe Co.* (Construction & Engineering)		10		675
NorthWestern Energy Group, Inc. (Multi-Utilities)		65		4,411
Norwood Financial Corp. (Banks)		9		274
NovaGold Resources, Inc.* (Metals & Mining)		320		2,794
Novanta, Inc.* (Electronic Equipment, Instruments & Components)		38		5,113
Novavax, Inc.* (Biotechnology)		157		1,389
Novocure, Ltd.* (Health Care Equipment & Supplies)		107		1,327
NPK International, Inc.* (Energy Equipment & Services)		87		1,201
Nu Skin Enterprises, Inc.—Class A (Personal Care Products)		52		552
Nurix Therapeutics, Inc.* (Biotechnology)		106		1,751
NuScale Power Corp.* (Electrical Equipment)		134		2,342

See accompanying notes to financial statements.

100 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

Shares		Value
Nutex Health, Inc.* (Software)	3		$446
Nuvalent, Inc.*—Class A (Biotechnology)	53		5,453
Nuvation Bio, Inc.* (Pharmaceuticals)	254		1,331
Nuvectis Pharma, Inc.* (Biotech & Pharma)	16		130
NVE Corp.* (Semiconductors & Semiconductor Equipment)	5		337
Oak Valley Bancorp (Banks)	7		224
Oceaneering International, Inc.* (Energy Equipment & Services)	104		3,130
OceanFirst Financial Corp. (Banks)	60		1,125
Octave Specialty Group, Inc.* (Insurance)	43		244
Ocular Therapeutix, Inc.* (Pharmaceuticals)	196		1,791
OFG Bancorp (Banks)	46		1,854
Ohio Valley Banc Corp. (Asset Management)	4		165
O-I Glass, Inc. (Containers & Packaging)	162		2,475
Oil States International, Inc.* (Energy Equipment & Services)	59		500
Oil-Dri Corp. of America (Household Products)	11		666
Oklo, Inc.* (Electric Utilities)	115		9,156
Olaplex Holdings, Inc.* (Personal Care Products)	147		232
Old National Bancorp (Banks)	370		9,040
Old Second Bancorp, Inc. (Banks)	53		1,052
Olema Pharmaceuticals, Inc.* (Biotechnology)	63		1,620
Olympic Steel, Inc. (Metals & Mining)	11		529
Omada Health, Inc.* (Health Care Providers & Services)	10		150
Omega Flex, Inc.* (Machinery)	4		132
Omeros Corp.* (Pharmaceuticals)	69		807
OmniAb, Inc.* (Life Sciences Tools & Services)	110		200
Omnicell, Inc.* (Health Care Equipment & Supplies)	48		2,328
ON24, Inc.* (Software)	39		311
ONE Gas, Inc. (Gas Utilities)	63		5,012
One Liberty Properties, Inc. (Equity REIT— Diversified)	19		409
OneSpan, Inc. (Software)	38		448
OneSpaWorld Holdings, Ltd. (Diversified Consumer Services)	105		2,063
OneWater Marine, Inc.* (Specialty Retail)	12		159
Onity Group, Inc.* (Financial Services)	7		317
Ooma, Inc.* (Software)	26		306
OP Bancorp (Banking)	13		182
OPAL Fuels, Inc.* (Renewable Energy)	22		51
Open Lending Corp.* (Capital Markets)	106		190
OPENLANE, Inc.* (Commercial Services & Supplies)	111		3,334
OPKO Health, Inc.* (Health Care Providers & Services)	433		546
Oportun Financial Corp.* (Specialty Finance)	42		228
OppFi, Inc.* (Consumer Finance)	28		267
OptimizeRx Corp.* (Health Care Technology)	17		183
Option Care Health, Inc.* (Health Care Providers & Services)	168		5,712
Orange County Bancorp, Inc. (Banks)	13		401
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	74		206
Orchid Island Capital, Inc. (Mortgage REITs)	161		1,256
Organogenesis Holdings, Inc.* (Biotechnology)	72		288
ORIC Pharmaceuticals, Inc.* (Biotechnology)	69		708
Origin Bancorp, Inc. (Banks)	31		1,328
Orion Group Holdings, Inc.* (Construction & Engineering)	40		489

Common Stocks, continued

	Shares		Value
Orion SA (Chemicals)		58		$358
Ormat Technologies, Inc. (Independent Power/Renewable Electricity Producers)		64		7,996
Orrstown Financial Services, Inc. (Banks)		20		720
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)		41		542
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)		18		314
Oruka Therapeutics Inc* (Biotechnology)		40		1,369
Oscar Health, Inc.*—Class A (Insurance)		209		2,999
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)		17		4,252
Otter Tail Corp. (Electric Utilities)		40		3,566
Ouster, Inc.* (Electronic Equipment, Instruments & Components)		58		1,208
Outfront Media, Inc. (Specialized REITs)		156		3,795
Outset Medical, Inc.* (Software)		16		80
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)		15		553
P10, Inc.—Class A (Capital Markets)		62		668
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)		291		658
Pacira BioSciences, Inc.* (Pharmaceuticals)		47		965
PACS Group, Inc.* (Health Care Providers & Services)		46		1,553
Pagaya Technologies, Ltd.*—Class A (Software)		54		1,047
PagerDuty, Inc.* (Software)		94		996
Pagseguro Digital, Ltd.—Class A (Financial Services)		189		2,126
Palladyne AI Corp.* (Machinery)		31		202
Palomar Holdings, Inc.* (Insurance)		28		3,461
Palvella Therapeutics, Inc.* (Biotechnology)		8		614
PAM Transportation Services, Inc.* (Ground Transportation)		5		54
Pangaea Logistics Solutions, Ltd. (Marine Transportation)		31		263
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)		34		1,196
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)		52		1,962
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)		42		1,101
Park Aerospace Corp. (Aerospace & Defense)		19		465
Park National Corp. (Banks)		16		2,607
Parke Bancorp, Inc.* (Banks)		11		300
Park-Ohio Holdings Corp.* (Machinery)		10		226
Pathward Financial, Inc. (Banks)		24		2,167
Patria Investments, Ltd.—Class A (Capital Markets)		70		1,023
Patrick Industries, Inc. (Automobile Components)		35		4,416
Patriot National Bancorp, Inc.* (Banking)		71		109
Patterson-UTI Energy, Inc. (Energy Equipment & Services)		366		2,756
Payoneer Global, Inc.* (Financial Services)		294		1,879
Paysafe, Ltd.* (Financial Services)		34		233
Paysign, Inc.* (Financial Services)		36		150
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)		89		2,978
PC Connection, Inc. (Electronic Equipment, Instruments & Components)		12		706
PCB Bancorp (Banks)		11		247

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 101

Common Stocks, continued

Shares		Value
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	34		$1,083
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	129		4,549
Peakstone Realty Trust (Office REITs)	39		609
Peapack-Gladstone Financial Corp. (Banks)	17		539
Pebblebrook Hotel Trust (Hotel & Resort REITs)	124		1,416
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	91		1,946
Peloton Interactive, Inc.*—Class A (Leisure Products)	418		2,337
Penguin Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	55		1,057
PennyMac Financial Services, Inc. (Financial Services)	31		3,098
PennyMac Mortgage Investment Trust (Mortgage REITs)	92		1,088
Peoples Bancorp of North Carolina, Inc. (Banks)	5		183
Peoples Bancorp, Inc.* (Banks)	37		1,203
Peoples Financial Services Corp. (Banks)	10		521
Perdoceo Education Corp. (Diversified Consumer Services)	69		2,210
Perella Weinberg Partners (Capital Markets)	66		1,472
Perimeter Solutions SA* (Chemicals)	147		3,844
Perma-Fix Environmental Services, Inc.* (Commercial Services & Supplies)	19		290
Perpetua Resources Corp.* (Metals & Mining)	89		2,369
Personalis, Inc.* (Health Care Facilities & Services)	53		497
Perspective Therapeutics, Inc.* (Biotechnology)	62		235
Petco Health & Wellness Co., Inc.* (Specialty Retail)	83		223
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	42		574
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	22		883
Phillips Edison & Co., Inc. (Retail REITs)	133		4,819
Phinia, Inc. (Automobile Components)	40		2,847
Phoenix Education Partners, Inc.* (Diversified Consumer Services)	5		153
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	60		2,074
Phreesia, Inc.* (Health Care Technology)	60		806
Picard Medical, Inc.* (Health Care Equipment & Supplies)	4		7
Piedmont Office Realty Trust, Inc.—Class A (Office REITs)	131		1,103
Pioneer Bancorp, Inc.* (Banks)	12		170
Piper Sandler Cos. (Capital Markets)	19		6,580
Pitney Bowes, Inc. (Commercial Services & Supplies)	170		1,773
PJT Partners, Inc.—Class A (Capital Markets)	25		4,326
Planet Labs PBC* (Professional Services)	251		6,267
Playstudios, Inc.* (Entertainment)	93		59
Playtika Holding, Corp.* (Entertainment Content)	59		214
Plexus Corp.* (Electronic Equipment, Instruments & Components)	28		5,581
Plug Power, Inc.* (Electrical Equipment)	1,187		2,511
Plumas Bancorp* (Banks)	7		351
Polaris, Inc. (Leisure Products)	56		3,574
Ponce Financial Group, Inc.* (Banks)	21		352

Common Stocks, continued

Shares		Value
Porch Group, Inc.* (Software)	91		$718
Portillo’s, Inc.*—Class A (Hotels, Restaurants & Leisure)	69		390
Portland General Electric Co. (Electric Utilities)	119		5,980
Postal Realty Trust, Inc.—Class A (Office REITs)	25		456
Powell Industries, Inc. (Electrical Equipment)	10		4,436
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	59		2,710
Power Solutions International, Inc.* (Machinery)	9		645
Powerfleet, Inc.* (Electronic Equipment, Instruments & Components)	131		669
PRA Group, Inc.* (Consumer Finance)	41		524
Prairie Operating Co.* (Software)	29		53
Praxis Precision Medicines, Inc.* (Biotechnology)	26		8,164
Precigen, Inc.* (Biotechnology)	189		849
Preferred Bank (Banks)	13		1,115
Preformed Line Products Co.* (Electrical Equipment)	3		753
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	52		3,352
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	27		3,840
Prime Medicine, Inc.* (Biotechnology)	104		396
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	1		183
Primis Financial Corp. (Banks)	22		297
Primoris Services Corp. (Construction & Engineering)	57		8,450
Princeton Bancorp, Inc. (Banks)	5		181
Priority Technology Holdings, Inc.* (Financial Services)	29		171
Privia Health Group, Inc.* (Health Care Providers & Services)	123		2,856
ProAssurance Corp. (Insurance)	54		1,308
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	56		1,622
Pro-Dex, Inc.* (Medical Equipment & Devices)	2		78
Proficient Auto Logistics, Inc.* (Ground Transportation)	26		262
ProFrac Holding Corp.*—Class A (Energy Equipment & Services)	29		151
PROG Holdings, Inc.* (Consumer Finance)	42		1,362
Progress Software Corp. (Software)	45		1,841
Progyny, Inc.* (Health Care Providers & Services)	80		1,910
ProPetro Holding Corp.* (Energy Equipment & Services)	85		977
Protagonist Therapeutics, Inc.* (Biotechnology)	62		5,072
Protalix BioTherapeutics, Inc.* (Biotech & Pharma)	75		176
Protara Therapeutics, Inc.* (Biotech & Pharma)	36		255
Prothena Corp. PLC* (Biotechnology)	46		405
Proto Labs, Inc.* (Machinery)	25		1,316
Provident Financial Services, Inc. (Banks)	136		3,011
PTC Therapeutics, Inc.* (Biotechnology)	82		6,193
PubMatic, Inc.*—Class A (Media)	40		290
Pulmonx Corp.* (Health Care Equipment & Supplies)	40		66
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	19		263

See accompanying notes to financial statements.

102 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

	Shares		Value
Puma Biotechnology, Inc.* (Biotechnology)		45		$292
Pure Cycle Corp.* (Water Utilities)		22		255
PureCycle Technologies, Inc.*(a) (Chemicals)		137		1,310
Q2 Holdings, Inc.* (Software)		66		4,043
QCR Holdings, Inc. (Banks)		17		1,534
Quad/Graphics, Inc. (Commercial Services & Supplies)		30		184
Quaker Chemical Corp. (Chemicals)		15		2,306
Qualys, Inc.* (Software)		38		5,012
Quanex Building Products Corp. (Building Products)		48		899
Quanterix Corp.* (Life Sciences Tools & Services)		46		292
Quantum Computing, Inc.*(a) (Software)		213		1,976
Quantum-Si, Inc.* (Life Sciences Tools & Services)		165		186
QuidelOrtho Corp.* (Health Care Equipment & Supplies)		72		1,956
QuinStreet, Inc.* (Interactive Media & Services)		58		771
Rackspace Technology, Inc.* (IT Services)		87		53
Radian Group, Inc. (Financial Services)		143		4,705
Radiant Logistics, Inc.* (Air Freight & Logistics)		38		256
RadNet, Inc.* (Health Care Providers & Services)		72		5,047
Ramaco Resources, Inc.—Class A (Metals & Mining)		44		858
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)		114		12,978
Ranger Bermuda Topco Ltd.* (Insurance)		3		36
Ranger Energy Services, Inc.* (Energy Equipment & Services)		21		324
Ranpak Holdings Corp.* (Containers & Packaging)		49		247
Rapid7, Inc.* (Software)		68		811
Rapport Therapeutics, Inc.* (Pharmaceuticals)		30		798
Rayonier Advanced Materials, Inc.* (Chemicals)		68		528
RBB Bancorp (Banks)		17		353
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)		9		216
RCM Technologies, Inc. (Technology Services)		5		104
RE/MAX Holdings, Inc.*—Class A (Real Estate Management & Development)		19		148
Ready Capital Corp. (Mortgage REITs)		155		330
Recursion Pharmaceuticals, Inc.*—Class A (Biotechnology)		401		1,680
Red Cat Holdings, Inc.* (Aerospace & Defense)		108		1,458
Red River Bancshares, Inc.* (Banks)		5		415
Red Rock Resorts, Inc.*—Class A (Hotels, Restaurants & Leisure)		52		3,283
Red Violet, Inc.* (Software)		12		546
Redwire Corp.* (Aerospace & Defense)		77		905
Redwood Trust, Inc. (Mortgage REITs)		133		729
REGENXBIO, Inc.* (Biotechnology)		49		547
Regional Management Corp.* (Consumer Finance)		9		333
Relay Therapeutics, Inc.* (Biotechnology)		148		1,134
Remitly Global, Inc.* (Financial Services)		178		2,353
Renasant Corp. (Banks)		99		3,733
Repay Holdings Corp.* (Financial Services)		70		244
Replimune Group, Inc.* (Biotechnology)		73		513
ReposiTrak, Inc. (Software)		12		127

Common Stocks, continued

Shares		Value
Republic Bancorp, Inc.*—Class A (Banks)	9	$653
Reservoir Media, Inc.* (Entertainment)	21	159
Resideo Technologies, Inc.* (Building Products)	136	4,659
Resolute Holdings Management, Inc.* (Asset Management)	5	1,020
Resources Connection, Inc. (Professional Services)	32	145
REV Group, Inc. (Machinery)	51	3,259
Revolve Group, Inc.* (Specialty Retail)	43	1,189
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	30	1,014
Rezolute, Inc.* (Biotechnology)	84	281
Rezolve AI PLC* (Software)	188	485
RGC Resources, Inc. (Gas Utilities)	9	195
Rhinebeck Bancorp, Inc.* (Banking)	5	58
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	56	5,741
Ribbon Communications, Inc.* (Communications Equipment)	98	257
Richardson Electronics, Ltd.* (Electronic Equipment, Instruments & Components)	13	157
Richmond Mutual BanCorp, Inc. (Banking)	9	126
Richtech Robotics, Inc.* (Machinery)	161	576
Rigel Pharmaceuticals, Inc.* (Biotechnology)	19	662
Rigetti Computing, Inc.* (Semiconductors & Semiconductor Equipment)	337	6,123
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	16	449
Rimini Street, Inc.* (Software)	51	176
Riot Platforms, Inc.* (Software)	368	5,693
Rithm Property Trust, Inc. (Mortgage REITs)	7	115
Riverview Bancorp, Inc.* (Banking)	21	109
RLJ Lodging Trust (Hotel & Resort REITs)	145	1,077
Rocket Pharmaceuticals, Inc.* (Biotechnology)	88	306
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	7	225
Rogers Corp.* (Electronic Equipment, Instruments & Components)	19	1,848
Root, Inc.*—Class A (Insurance)	13	808
RPC, Inc. (Energy Equipment & Services)	93	618
Rumble, Inc.* (Internet Media & Services)	112	637
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	64	4,108
Rush Enterprises, Inc.—Class B (Trading Companies & Distributors)	9	531
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	97	1,714
RXO, Inc.* (Ground Transportation)	172	2,507
RxSight, Inc.* (Health Care Equipment & Supplies)	36	313
Ryerson Holding Corp. (Metals & Mining)	28	790
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	65	6,157
S&T Bancorp, Inc.* (Banks)	40	1,706
Sable Offshore Corp.*(a) (Oil, Gas & Consumable Fuels)	80	774
Sabra Health Care REIT, Inc. (Health Care REITs)	251	4,701
Sabre Corp.* (Hotels, Restaurants & Leisure)	390	507
Safe Builders, Inc. (Marine Transportation)	54	308
Safehold, Inc. (Specialized REITs)	59	832
Safety Insurance Group, Inc. (Insurance)	15	1,181
Sally Beauty Holdings, Inc.* (Specialty Retail)	105	1,598
Sana Biotechnology, Inc.* (Biotechnology)	173	766

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 103

Common Stocks, continued

	Shares		Value
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)		3		$66
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)		38		602
Sanmina Corp.* (Electronic Equipment, Instruments & Components)		55		7,792
SANUWAVE Health, Inc.* (Medical Equipment & Devices)		8		216
Satellogic, Inc.* (Telecommunications)		88		405
Saul Centers, Inc. (Retail REITs)		13		412
Savara, Inc.* (Biotechnology)		149		805
Savers Value Village, Inc.* (Broadline Retail)		40		414
SB Financial Group, Inc.* (Banking)		6		137
SBC Medical Group Holdings, Inc.* (Health Care Facilities & Services)		11		50
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)		23		989
Scholar Rock Holding Corp.* (Biotechnology)		87		3,858
Scholastic Corp. (Media)		21		734
Schrodinger, Inc.* (Health Care Technology)		60		838
Scilex Holding Co.* (Biotech & Pharma)		1		12
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)		48		3,054
Seacoast Banking Corp. of Florida (Banks)		92		3,076
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)		23		154
Seadrill, Ltd.* (Energy Equipment & Services)		66		2,540
Seaport Entertainment Group, Inc.* (Real Estate Owners & Developers)		8		152
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)		28		1,054
Security National Financial Corp.*—Class A (Specialty Finance)		18		159
Select Energy Services, Inc.—Class A (Energy Equipment & Services)		100		1,209
Select Medical Holdings Corp. (Health Care Providers & Services)		113		1,701
Selective Insurance Group, Inc. (Insurance)		64		5,381
Selectquote, Inc.* (Insurance)		147		209
SELLAS Life Sciences Group, Inc.*(a) (Biotech & Pharma)		130		490
SEMrush Holdings, Inc.* (Software)		54		642
Semtech Corp.* (Semiconductors & Semiconductor Equipment)		92		7,337
Seneca Foods Corp.*—Class A (Food Products)		5		597
Sensient Technologies Corp. (Chemicals)		44		4,158
Septerna, Inc.* (Pharmaceuticals)		23		537
Serve Robotics, Inc.* (Internet Media & Services)		66		689
Service Properties Trust (Hotel & Resort REITs)		162		322
ServisFirst Bancshares, Inc. (Banks)		54		4,420
Seven Hills Realty Trust (Mortgage REITs)		23		198
Sezzle, Inc.* (Financial Services)		17		1,075
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)		128		1,134
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)		41		3,632
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)		54		641
Shoals Technologies Group, Inc.*—Class A (Electrical Equipment)		177		1,671
Shoe Carnival, Inc. (Specialty Retail)		19		362
Shore Bancshares, Inc. (Banks)		32		607

Common Stocks, continued

Shares		Value
Shoulder Innovations, Inc.* (Health Care Equipment & Supplies)	5		$71
Shutterstock, Inc.* (Interactive Media & Services)	26		516
SI-BONE, Inc.* (Health Care Equipment & Supplies)	40		663
Siebert Financial Corp.* (Asset Management)	14		42
Sierra Bancorp (Banks)	13		460
SIGA Technologies, Inc.* (Pharmaceuticals)	43		288
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	44		276
Signet Jewelers, Ltd. (Specialty Retail)	42		3,875
Sila Realty Trust, Inc. (Health Care REITs)	59		1,437
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	34		4,843
Silvaco Group, Inc.* (Software)	8		36
Silvercrest Asset Management Group, Inc.— Class A (Capital Markets)	7		103
Simmons First National Corp.—Class A (Banks)	152		3,090
Simulations Plus, Inc. (Health Care Technology)	18		304
Sinclair, Inc.* (Media)	41		595
Sionna Therapeutics, Inc.* (Biotechnology)	17		718
SiriusPoint, Ltd.* (Insurance)	108		2,204
SITE Centers Corp. (Retail REITs)	53		324
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	23		8,352
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	101		1,819
Skillsoft Corp.* (Software)	5		45
Sky Harbour Group Corp.* (Transportation Infrastructure)	22		203
Skyward Specialty Insurance Group, Inc.* (Insurance)	38		1,696
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	32		1,013
SkyWest, Inc.* (Passenger Airlines)	42		4,054
SKYX Platforms Corp.* (Electrical Equipment)	75		188
SL Green Realty Corp. (Office REITs)	76		3,403
Sleep Number Corp.* (Specialty Retail)	19		221
Slide Insurance Holdings, Inc.* (Insurance)	28		482
SM Energy Co. (Oil, Gas & Consumable Fuels)	262		5,101
SmartFinancial, Inc.* (Banks)	15		599
Smartstop Self Storage REIT, Inc. (REITS & Real Estate Management)	33		1,038
Smith & Wesson Brands, Inc. (Leisure Products)	46		502
Smith-Midland Corp.* (Construction Materials)	3		105
Solaris Energy Infrastructure, Inc. (Energy Equipment & Services)	44		2,428
Soleno Therapeutics, Inc.* (Biotechnology)	49		1,889
Solesence, Inc.* (Household Products)	19		26
Solid Biosciences, Inc.* (Biotechnology)	62		401
Solid Power, Inc.* (Automobile Components)	162		726
Sonic Automotive, Inc.—Class A (Specialty Retail)	16		959
Sonida Senior Living, Inc.* (Health Care Providers & Services)	6		191
Sonos, Inc.* (Household Durables)	126		1,808
Sound Financial Bancorp, Inc.* (Banking)	2		88
SoundHound AI, Inc.*(a)—Class A (Software)	395		3,342
SoundThinking, Inc.* (Software)	10		70
South Plains Financial, Inc. (Banks)	13		542
Southern California BanCorp (Banks)	24		432

See accompanying notes to financial statements.

104 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

Shares		Value
Southern First Bancshares, Inc.* (Banks)	8	$440
Southern Missouri Bancorp, Inc. (Banks)	10	626
Southland Holdings, Inc.* (Construction & Engineering)	12	22
Southside Bancshares, Inc. (Banks)	30	966
Southwest Gas Holdings, Inc. (Gas Utilities)	68	5,633
Spectrum Brands Holdings, Inc. (Household Products)	25	1,593
Sphere Entertainment Co.* (Entertainment)	29	2,769
Spire Global, Inc.* (Professional Services)	29	332
Spire, Inc. (Gas Utilities)	62	5,238
Spok Holdings, Inc. (Wireless Telecommunication Services)	21	289
Sprinklr, Inc.*—Class A (Software)	118	753
Sprout Social, Inc.*—Class A (Software)	56	507
SPS Commerce, Inc.* (Software)	40	3,570
SPX Technologies, Inc.* (Machinery)	51	10,630
Spyre Therapeutics, Inc.* (Biotechnology)	73	2,335
SR Bancorp, Inc. (Banking)	8	133
SSR Mining, Inc. (Metals & Mining)	215	4,908
STAAR Surgical Co.* (Health Care Equipment & Supplies)	52	985
Stagwell, Inc. (Media)	117	703
Standard BioTools, Inc.* (Life Sciences Tools & Services)	315	441
Standard Motor Products, Inc. (Automobile Components)	23	918
Standex International Corp. (Machinery)	13	3,120
Starz Entertainment Corp.* (Entertainment)	12	120
Stellar Bancorp, Inc. (Banks)	50	1,857
Stepan Co. (Chemicals)	23	1,325
StepStone Group, Inc.—Class A (Capital Markets)	74	5,231
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	63	138
Sterling Infrastructure, Inc.* (Construction & Engineering)	32	11,452
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	76	3,335
Stewart Information Services Corp. (Insurance)	29	1,955
Stitch Fix, Inc.*—Class A (Specialty Retail)	117	562
Stock Yards Bancorp, Inc. (Banks)	28	1,895
Stoke Therapeutics, Inc.* (Biotechnology)	47	1,426
StoneCo, Ltd.* (Financial Services)	265	4,277
StoneX Group, Inc.* (Capital Markets)	52	5,838
Strata Critical Medical, Inc.*—Class A (Passenger Airlines)	72	351
Strategic Education, Inc. (Diversified Consumer Services)	25	2,126
Strattec Security Corporation (Automobile Components)	4	316
Stratus Properties, Inc.* (Real Estate Management & Development)	7	208
Strawberry Fields REIT, Inc. (Health Care REITs)	8	105
Stride, Inc.* (Diversified Consumer Services)	45	3,807
Strive, Inc.* (Capital Markets)	295	242
Sturm Ruger & Co., Inc. (Leisure Products)	15	550
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	112	495
Summit Midstream Corp.* (Oil & Gas Producers)	10	287
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	54	947

Common Stocks, continued

Shares		Value
SunCoke Energy, Inc. (Metals & Mining)	89	$700
SunOpta, Inc.* (Food Products)	100	458
Sunrise Realty Trust, Inc. (Mortgage REITs)	11	103
Sunrun, Inc.* (Electrical Equipment)	236	4,484
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	192	1,684
Super Group SGHC, Ltd. (Hotels, Restaurants & Leisure)	168	1,591
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	11	110
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	57	2,745
Surgery Partners, Inc.* (Health Care Providers & Services)	81	1,204
Sweetgreen, Inc.*—Class A (Hotels, Restaurants & Leisure)	109	669
SWK Holdings Corp.* (Financial Services)	3	53
Sylvamo Corp. (Paper & Forest Products)	36	1,762
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	41	3,383
Synchronoss Technologies, Inc.* (Software)	10	88
Syndax Pharmaceuticals, Inc.* (Biotechnology)	90	1,828
T1 Energy, Inc.* (Electrical Equipment)	140	1,166
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	23	664
Talkspace, Inc.* (Health Care Providers & Services)	151	610
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	138	1,645
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	72	1,432
Tanger, Inc. (Retail REITs)	118	3,861
Tango Therapeutics, Inc.* (Biotechnology)	112	1,300
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	34	234
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	41	2,646
Taylor Morrison Home Corp.* (Household Durables)	101	6,156
Taysha Gene Therapies, Inc.* (Biotechnology)	233	1,051
Teads Holding Company* (Interactive Media & Services)	37	25
TechTarget, Inc.* (Media)	30	157
Tecnoglass, Inc. (Building Products)	28	1,369
Tectonic Therapeutic, Inc.* (Biotech & Pharma)	11	220
Teekay Corp.* (Transportation & Logistics)	56	573
Teekay Tankers, Ltd.—Class A (Transportation & Logistics)	25	1,613
TEGNA, Inc. (Media)	170	3,256
Tejon Ranch Co.* (Real Estate Management & Development)	22	354
Teladoc Health, Inc.* (Health Care Technology)	187	1,019
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	105	4,739
Telos Corp.* (Software)	56	306
Tenable Holdings, Inc.* (Software)	128	2,824
Tennant Co. (Machinery)	19	1,446
Terawulf, Inc.* (Software)	320	4,278
Terex Corp. (Machinery)	68	3,876
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	91	3,149
Terreno Realty Corp. (Industrial REITs)	108	6,647
TETRA Technologies, Inc.* (Energy Equipment & Services)	134	1,528

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 105

Common Stocks, continued

Shares		Value
Tevogen Bio Holdings, Inc.* (Biotechnology)	42		$13
Texas Capital Bancshares, Inc.* (Banks)	48		4,856
TG Therapeutics, Inc.* (Biotechnology)	153		4,503
The Andersons, Inc. (Consumer Staples Distribution & Retail)	34		2,108
The Arena Group Holdings, Inc.* (Advertising & Marketing)	13		51
The Baldwin Insurance Group, Inc.* (Insurance)	76		1,666
The Bancorp, Inc.* (Banks)	44		2,615
The Bank of NT Butterfield & Son, Ltd. (Banks)	44		2,279
The Beauty Health Co.* (Personal Care Products)	120		180
The Brink’s Co. (Commercial Services & Supplies)	44		5,589
The Buckle, Inc. (Specialty Retail)	33		1,561
The Cheesecake Factory, Inc.(a) (Hotels, Restaurants & Leisure)	49		2,840
The Chefs’ Warehouse, Inc.* (Consumer Staples Distribution & Retail)	38		2,390
The Chemours Co. (Chemicals)	159		2,383
The E.W. Scripps Co.*—Class A (Media)	66		221
The Eastern Co. (Machinery)	6		112
The Ensign Group, Inc. (Health Care Providers & Services)	59		10,127
The First Bancorp, Inc. (Banks)	11		301
The GEO Group, Inc. (Commercial Services & Supplies)	143		2,285
The Goodyear Tire & Rubber Co.* (Automobile Components)	291		2,738
The Gorman-Rupp Co. (Machinery)	22		1,199
The Greenbrier Cos., Inc. (Machinery)	32		1,613
The Hackett Group, Inc. (IT Services)	27		493
The Hain Celestial Group, Inc.* (Food Products)	94		114
The Honest Co., Inc.* (Personal Care Products)	98		242
The Joint Corp.* (Health Care Providers & Services)	15		147
The Lovesac Co.* (Household Durables)	14		186
The Macerich Co. (Retail REITs)	268		5,073
The Manitowoc Co., Inc. (Machinery)	36		465
The Marcus Corp. (Entertainment)	24		362
The Oncology Institute, Inc.* (Health Care Facilities & Services)	71		192
The Pennant Group, Inc.* (Health Care Providers & Services)	36		994
The Real Brokerage, Inc.* (Real Estate Management & Development)	139		492
The RealReal, Inc.* (Specialty Retail)	106		1,555
The RMR Group, Inc.—Class A (Real Estate Management & Development)	17		258
The Simply Good Foods Co.* (Food Products)	98		1,839
The St. Joe Co.* (Real Estate Management & Development)	40		2,648
The Vita Coco Co., Inc.* (Beverages)	50		2,668
The York Water Co.* (Water Utilities)	15		504
Theravance Biopharma, Inc.* (Pharmaceuticals)	40		758
Thermon Group Holdings, Inc.* (Electrical Equipment)	34		1,539
Third Coast Bancshares, Inc.* (Banks)	13		527
ThredUp, Inc.*—Class A (Specialty Retail)	103		523
Thryv Holdings, Inc.* (Media)	39		188
Tidewater, Inc.* (Energy Equipment & Services)	52		3,249
Timberland Bancorp, Inc. (Banks)	8		312

Common Stocks, continued

Shares		Value
TimkenSteel Corp. (Metals & Mining)	38		$758
Tiptree, Inc. (Insurance)	25		447
Titan America SA (Construction Materials)	26		451
Titan International, Inc.* (Machinery)	51		487
Titan Machinery, Inc.* (Trading Companies & Distributors)	23		374
Tompkins Financial Corp. (Banks)	14		1,122
Tonix Pharmaceuticals Holding Corp.* (Biotech & Pharma)	13		224
Tootsie Roll Industries, Inc. (Food Products)	19		720
Torrid Holdings, Inc.* (Specialty Retail)	35		40
TowneBank (Banks)	78		2,730
TPG RE Finance Trust, Inc. (Mortgage REITs)	71		641
Traeger, Inc.* (Household Durables)	33		36
Transcat, Inc.* (Trading Companies & Distributors)	10		603
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	2		106
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	35		4,689
Transocean, Ltd. (Energy Equipment & Services)	980		4,871
Travelzoo* (Internet Media & Services)	6		35
Travere Therapeutics, Inc.* (Biotechnology)	87		2,705
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	49		114
Tredegar Corp.* (Metals & Mining)	28		239
TreeHouse Foods, Inc.* (Food Products)	53		1,306
Trevi Therapeutics, Inc.* (Pharmaceuticals)	96		1,005
Tri Pointe Homes, Inc.* (Household Durables)	89		2,968
TriCompany Bancshares (Banks)	32		1,594
TriMas Corp. (Containers & Packaging)	34		1,182
TriNet Group, Inc. (Professional Services)	32		1,960
Trinity Industries, Inc. (Machinery)	85		2,443
Trinseo PLC (Chemicals)	35		16
TripAdvisor, Inc.* (Interactive Media & Services)	121		1,608
TriSalus Life Sciences, Inc.* (Biotech & Pharma)	31		154
Triumph Financial, Inc.* (Banks)	24		1,514
Tronox Holdings PLC—Class A (Chemicals)	125		758
TruBridge, Inc.* (Software)	11		213
TrueBlue, Inc.* (Professional Services)	30		161
Trupanion, Inc.* (Insurance)	39		1,248
TrustCo Bank Corp. (Banks)	20		868
Trustmark Corp. (Banks)	59		2,509
TSS, Inc.* (Engineering & Construction)	22		225
TTEC Holdings, Inc. (Professional Services)	20		64
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	108		10,606
Tucows, Inc.*—Class A (IT Services)	7		156
TuHURA Biosciences, Inc.* (Biotech & Pharma)	34		18
Turning Point Brands, Inc. (Tobacco)	19		2,302
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	17		203
Tutor Perini Corp. (Construction & Engineering)	47		3,708
Tvardi Therapeutics, Inc.* (Biotech & Pharma)	5		20
Twist Bioscience Corp.* (Biotechnology)	63		2,587
Two Harbors Investment Corp. (Mortgage REITs)	110		1,262
TXNM Energy, Inc. (Electric Utilities)	106		6,246
Tyra Biosciences, Inc.* (Biotechnology)	27		832
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	16		1,342

See accompanying notes to financial statements.

106 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Udemy, Inc.* (Diversified Consumer Services)	100	$481
UFP Industries, Inc. (Building Products)	62	6,403
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	8	2,009
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	47	2,053
UMB Financial Corp. (Banks)	77	9,791
UMH Properties, Inc. (Residential REITs)	85	1,329
UniFirst Corp. (Commercial Services & Supplies)	15	3,225
Union Bankshares, Inc. (Banking)	4	100
Unisys Corp.* (IT Services)	69	181
United Bankshares, Inc. (Banks)	148	6,265
United Community Banks, Inc. (Banks)	129	4,441
United Fire Group, Inc. (Insurance)	23	827
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	63	2,345
United Security Bancshares/Fresno CA* (Banking)	14	150
United States Antimony Corp.* (Metals & Mining)	125	916
United States Lime & Minerals, Inc. (Construction Materials)	11	1,326
Uniti Group, Inc.* (Specialized REITs)	177	1,473
Unitil Corp. (Multi-Utilities)	19	967
Unity Bancorp, Inc. (Banks)	8	432
Universal Corp. (Tobacco)	26	1,471
Universal Health Realty Income Trust (Health Care REITs)	14	556
Universal Insurance Holdings, Inc. (Insurance)	27	822
Universal Logistics Holdings, Inc. (Ground Transportation)	7	112
Universal Technical Institute, Inc.* (Diversified Consumer Services)	49	1,364
Univest Financial Corp. (Banks)	30	994
Upbound Group, Inc. (Specialty Retail)	56	1,058
Upstart Holdings, Inc.* (Consumer Finance)	90	3,533
Upstream Bio, Inc.* (Biotechnology)	34	1,057
Upwork, Inc.* (Professional Services)	130	2,604
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	504	8,688
Urban Edge Properties (Retail REITs)	134	2,604
Urban Outfitters, Inc.* (Specialty Retail)	64	4,534
UroGen Pharma, Ltd.* (Biotechnology)	39	765
US Gold Corp.* (Metals & Mining)	13	225
US Goldmining, Inc.* (Metals & Mining)	3	40
USA Rare Earth, Inc.*(a) (Metals & Mining)	93	2,085
USANA Health Sciences, Inc.* (Personal Care Products)	11	239
USCB Financial Holdings, Inc. (Banks)	13	245
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	3	183
Utz Brands, Inc. (Food Products)	77	812
V2X, Inc.* (Aerospace & Defense)	25	1,721
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	108	555
Valaris, Ltd.* (Energy Equipment & Services)	66	3,810
Valhi, Inc. (Chemicals)	3	43
Valley National Bancorp (Banks)	512	6,380
Value Line, Inc. (Capital Markets)	1	37
Vanda Pharmaceuticals, Inc.* (Biotechnology)	59	445

Common Stocks, continued

	Shares	Value
Varex Imaging Corp.* (Health Care Equipment & Supplies)	43	$599
Varonis Systems, Inc.* (Software)	123	3,670
Vaxcyte, Inc.* (Biotechnology)	121	6,482
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	63	1,967
Velocity Financial, Inc.* (Financial Services)	12	243
Vera Therapeutics, Inc.* (Biotechnology)	58	2,509
Veracyte, Inc.* (Biotechnology)	83	3,161
Verastem, Inc.* (Biotechnology)	56	342
Verde Clean Fuels, Inc.* (Oil, Gas & Consumable Fuels)	4	8
Vericel Corp.* (Biotechnology)	53	1,907
Verra Mobility Corp.* (Professional Services)	168	3,242
Vertex, Inc.*—Class A (Software)	74	1,373
Vestis Corp. (Commercial Services & Supplies)	122	797
Via Transportation, Inc.* (Software)	11	256
Viad Corp.* (Commercial Services & Supplies)	23	799
Viant Technology, Inc.*—Class A (Software)	16	189
Viasat, Inc.* (Communications Equipment)	131	5,916
Viavi Solutions, Inc.* (Communications Equipment)	234	5,724
Vicor Corp.* (Electrical Equipment)	25	3,942
Victoria’s Secret & Co.* (Specialty Retail)	73	3,979
Victory Capital Holdings, Inc.—Class A (Capital Markets)	47	3,315
Viemed Healthcare, Inc.* (Health Care Providers & Services)	35	268
Village Super Market, Inc.—Class A (Consumer Staples Distribution & Retail)	10	357
Vir Biotechnology, Inc.* (Biotechnology)	94	699
Virco Mfg. Corp.* (Commercial Services & Supplies)	11	77
Virginia National Bankshares Corp. (Banks)	5	205
Viridian Therapeutics, Inc.* (Biotechnology)	84	2,772
Virtus Investment Partners, Inc. (Capital Markets)	7	1,143
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	128	2,579
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	13	651
Vistance Networks, Inc.* (Communications Equipment)	231	4,158
Visteon Corp. (Automobile Components)	29	2,635
Vital Farms, Inc.* (Food Products)	36	1,024
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	31	650
Vivid Seats, Inc.*—Class A (Entertainment)	3	22
Vox Royalty Corp. (Metals & Mining)	62	327
Voyager Technologies, Inc.* (Aerospace & Defense)	15	458
Voyager Therapeutics, Inc.* (Biotechnology)	48	187
Vroom, Inc.* (Specialty Finance)	1	19
VSE Corp. (Commercial Services & Supplies)	25	5,464
VTEX* (Software)	59	185
Vuzix Corp.* (Technology Hardware)	71	187
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	104	226
Wabash National Corp.* (Machinery)	42	425
WaFd, Inc. (Banks)	20	687
Waldencast PLC*—Class A (Personal Care Products)	43	78

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 107

Common Stocks, continued

	Shares		Value
Walker & Dunlop, Inc. (Financial Services)		35		$2,201
Warby Parker, Inc.*—Class A (Specialty Retail)		103		2,628
Warrior Met Coal, Inc. (Metals & Mining)		55		4,912
Washington Federal, Inc. (Banks)		82		2,675
Waterstone Financial, Inc. (Financial Services)		16		293
Watts Water Technologies, Inc.—Class A (Machinery)		29		8,681
WaVe Life Sciences, Ltd.* (Pharmaceuticals)		122		1,579
Waystar Holding Corp.* (Health Care Technology)		116		3,081
WD‑40 Co. (Household Products)		15		3,468
Weave Communications, Inc.* (Software)		64		416
WEBTOON Entertainment, Inc.* (Interactive Media & Services)		19		230
Webull Corporation* (Capital Markets)		288		2,025
Weis Markets, Inc. (Consumer Staples Distribution & Retail)		15		1,067
Werner Enterprises, Inc. (Ground Transportation)		63		2,158
WesBanco, Inc. (Banks)		100		3,529
West Bancorp, Inc.* (Banks)		16		380
Westamerica Bancorp (Banks)		26		1,315
Western New England Bancorp, Inc. (Banking)		19		255
Westrock Coffee Co.* (Food Products)		37		179
Westwood Holdings Group, Inc.* (Asset Management)		8		146
Weyco Group, Inc. (Distributors)		7		221
Whitefiber, Inc.* (IT Services)		11		215
Whitestone REIT* (Retail REITs)		48		684
Willdan Group, Inc.* (Professional Services)		15		1,893
Willis Lease Finance Corp.* (Trading Companies & Distributors)		3		547
Winmark Corp. (Specialty Retail)		3		1,352
Winnebago Industries, Inc. (Automobiles)		28		1,285
WisdomTree, Inc. (Capital Markets)		131		2,122
WM Technology, Inc.* (Software)		94		73
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		85		1,506
Workiva, Inc.* (Software)		53		4,082
World Acceptance Corp.* (Consumer Finance)		3		364
World Kinect Corp. (Oil, Gas & Consumable Fuels)		57		1,534
Worthington Enterprises, Inc. (Household Durables)		33		1,834
Worthington Steel, Inc. (Metals & Mining)		34		1,368
WSFS Financial Corp. (Banks)		59		3,819
XCF Global, Inc.* (Oil, Gas & Consumable Fuels)		39		9
Xencor, Inc.* (Biotechnology)		74		895
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)		100		1,475
Xenon Pharmaceuticals, Inc.* (Biotech & Pharma)		80		3,280
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)		161		1,185
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)		124		272
XOMA Royalty Corp.* (Biotechnology)		10		257
Xometry, Inc.*—Class A (Trading Companies & Distributors)		46		2,628
XPEL, Inc.* (Automobile Components)		27		1,391
Xperi, Inc.* (Software)		47		266

Common Stocks, continued

	Shares	Value
Xponential Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	29	$230
Yelp, Inc.* (Interactive Media & Services)	64	1,752
Yext, Inc.* (Software)	107	766
Zenas Biopharma, Inc.* (Biotechnology)	20	367
Zeta Global Holdings Corp.*—Class A (Software)	199	3,697
Zevia PBC*—Class A (Beverages)	57	105
Zevra Therapeutics, Inc.* (Pharmaceuticals)	59	531
Ziff Davis, Inc.* (Interactive Media & Services)	43	1,643
ZipRecruiter, Inc.* (Interactive Media & Services)	65	160
Zspace, Inc.* (Software)	6	3
Zumiez, Inc.* (Specialty Retail)	14	345
Zurn Elkay Water Solutions Corp. (Building Products)	158	7,286
Zymeworks, Inc.* (Biotechnology)	52	1,172
TOTAL COMMON STOCKS (Cost $1,668,915)		3,211,796

Rights (0.0%)

Cartesian Therapeutics, Inc.*CVR (Biotechnology)	98	—
Chinook Therapeutics*CVR (Biotechnology)	56	—
TOTAL RIGHTS (Cost $—)		—

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty
Insurance* (Metals & Mining)	290		$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(c)(d) (34.8%)

Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $4,198,820	$4,198,000		$4,198,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,198,000)			4,198,000

Collateral for Securities Loaned(e) (0.4%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 3.69%(f)	46,765		$46,765
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $46,765)		46,765
TOTAL INVESTMENT SECURITIES (Cost $5,913,680)—61.9%			7,456,561
Net other assets (liabilities)—38.1%			4,592,087
NET ASSETS—100.0%		$12,048,648

See accompanying notes to financial statements.

108 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

*
Non-income producing security.
(a)
All or part of this security was on loan as of January 31, 2026. The total value of securities on loan as of January 31, 2026 was $42,728.
(b)
Number of shares is less than 0.50.
(c)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $525,000.
(d)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)
Securities were purchased with cash collateral held from securities on loan at January 31, 2026.
(f)
Rate periodically changes. Rate disclosed is the daily yield as of January 31, 2026.
CVR
Contingent Value Rights
REIT
Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME E-mini Russell 2000 Index Futures Contracts	8		3/23/26	$1,049,840	$30,616

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International		2/27/26		4.19%	$4,987,016	$(9,876)
Russell 2000 Index	UBS AG		2/27/26		4.34%	2,799,316	(57,645)
						$7,786,332	$(67,521)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 109

Value		% of Net Assets
Interactive Media & Services	$13,736		0.1%
Internet Media & Services	1,706		NM
IT Services	26,304		0.2%
Leisure Facilities & Services	2,154		NM
Leisure Products	14,283		0.1%
Life Sciences Tools & Services	11,602		0.1%
Machinery	122,868		1.1%
Marine Transportation	7,814		0.1%
Media	29,480		0.3%
Medical Equipment & Devices	5,591		NM
Metals & Mining	82,638		0.7%
Mortgage REITs	25,923		0.2%
Multi-Utilities	14,622		0.1%
Office REITs	14,594		0.1%
Oil & Gas Producers	1,926		NM
Oil & Gas Services & Equipment	1,959		NM
Oil, Gas & Consumable Fuels	102,717		1.0%
Paper & Forest Products	2,048		NM
Passenger Airlines	14,053		0.1%
Personal Care Products	6,727		0.1%
Pharmaceuticals	69,445		0.6%
Professional Services	50,097		0.4%
Real Estate Management & Development	22,124		0.3%
Real Estate Owners & Developers	199		NM
Real Estate Services	4,219		NM
REITS & Real Estate Management	1,038		NM
Renewable Energy	5,507		NM
Residential REITs	9,696		0.1%
Retail—Discretionary	352		NM
Retail REITs	35,932		0.2%
Semiconductors	312		NM
Semiconductors & Semiconductor Equipment	108,263		0.9%
Software	157,220		1.3%
Specialized REITs	9,738		0.1%
Specialty Finance	1,396		NM
Specialty Retail	66,517		0.7%
Steel	283		NM
Technology Hardware	1,572		NM
Technology Hardware, Storage & Peripherals	18,852		0.2%
Technology Services	1,876		NM
Telecommunications	3,670		0.1%
Textiles, Apparel & Luxury Goods	15,770		0.1%
Tobacco	3,843		NM
Trading Companies & Distributors	34,008		0.3%
Transportation & Logistics	2,797		NM
Transportation Infrastructure	203		NM
Water Utilities	10,428		0.1%
Wholesale—Discretionary	125		NM
Wireless Telecommunication Services	5,400		NM
Other**	8,836,852		73.3%
Total	$12,048,648		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

Small-Cap ProFund invested in the following industries as of January 31, 2026:

	Value		% of Net Assets
Advertising & Marketing		$273		NM
Aerospace & Defense		67,436		0.6%
Air Freight & Logistics		3,898		NM
Apparel & Textile Products		650		NM
Asset Management		3,514		NM
Automobile Components		42,483		0.3%
Automobiles		1,374		NM
Automotive		3,752		NM
Banking		6,597		0.1%
Banks		309,401		2.7%
Beverages		3,999		NM
Biotech & Pharma		10,739		0.1%
Biotechnology		285,732		2.4%
Broadline Retail		2,806		NM
Building Products		39,209		0.3%
Cable & Satellite		421		NM
Capital Markets		53,664		0.4%
Chemicals		50,369		0.4%
Commercial Services & Supplies		56,493		0.5%
Commercial Support Services		1,438		NM
Communications Equipment		30,518		0.3%
Construction & Engineering		81,236		0.7%
Construction Materials		5,913		NM
Consumer Finance		29,398		0.2%
Consumer Staples Distribution & Retail		15,341		0.1%
Containers & Packaging		7,674		0.1%
Distributors		2,297		NM
Diversified Consumer Services		33,361		0.3%
Diversified Telecommunication Services		13,874		0.1%
Electric Utilities		31,185		0.2%
Electrical Equipment		97,008		0.8%
Electronic Equipment, Instruments & Components		115,070		0.9%
Energy Equipment & Services		65,295		0.5%
Engineering & Construction		333		NM
Entertainment		15,725		0.1%
Entertainment Content		370		NM
Equity REIT—Diversified		18,201		0.2%
Financial Services		66,102		0.5%
Food Products		22,643		0.2%
Forestry, Paper & Wood Products		444		NM
Gas & Water Utilities		6,077		0.1%
Gas Utilities		26,591		0.2%
Ground Transportation		10,156		0.1%
Health Care Equipment & Supplies		76,633		0.6%
Health Care Facilities & Services		2,183		NM
Health Care Providers & Services		98,128		0.8%
Health Care REITs		32,147		0.3%
Health Care Technology		8,165		0.1%
Hotel & Resort REITs		17,877		0.1%
Hotels, Restaurants & Leisure		48,653		0.4%
Household Durables		53,399		0.5%
Household Products		9,124		0.1%
Independent Power/Renewable Electricity Producers		8,118		0.1%
Industrial Conglomerates		892		NM
Industrial REITs		11,418		0.1%
Institutional Financial Services		3,027		NM
Insurance		59,345		0.5%

See accompanying notes to financial statements.

110 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks (99.8%)

	Shares		Value
A10 Networks, Inc. (Software)		169		$2,947
ABM Industries, Inc. (Commercial Services & Supplies)		424		19,520
Academy Sports & Outdoors, Inc. (Specialty Retail)		463		25,470
Acadia Healthcare Company, Inc.* (Health Care Providers & Services)		640		8,602
Acadia Realty Trust* (Retail REITs)		908		18,170
ACI Worldwide, Inc.* (Software)		244		10,580
Adamas Trust, Inc. (Mortgage REITs)		1		6
AdaptHealth Corp.* (Health Care Providers & Services)		744		7,477
Addus HomeCare Corp.* (Health Care Providers & Services)		44		4,553
Adient PLC (Automobile Components)		549		11,419
Advance Auto Parts, Inc. (Specialty Retail)		416		19,972
Air Lease Corp. (Trading Companies & Distributors)		314		20,294
Alamo Group, Inc. (Machinery)		75		14,648
Alarm.com Holdings, Inc.* (Software)		145		7,073
Albany International Corp. (Machinery)		199		11,043
Alexander & Baldwin, Inc. (Equity REIT—Diversified)		263		5,455
Allegiant Travel Co.* (Passenger Airlines)		93		8,243
Alpha and Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)		172		3,801
Alpha Metallurgical Resources, Inc.* (Metals & Mining)		74		15,525
Amentum Holdings, Inc.* (Technology Services)		1,063		38,034
American Assets Trust, Inc. (Equity REIT—Diversified)		327		5,906
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)		822		6,551
American Eagle Outfitters, Inc. (Specialty Retail)		633		14,755
American States Water Co. (Water Utilities)		94		6,858
American Woodmark Corp.* (Building Products)		101		5,998
Ameris Bancorp (Banks)		191		15,398
AMERISAFE, Inc. (Insurance)		70		2,633
AMN Healthcare Services, Inc.* (Health Care Providers & Services)		266		5,666
Amneal Pharmaceuticals, Inc.* (Biotech & Pharma)		600		8,208
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)		117		3,099
Angi, Inc.* (Interactive Media & Services)		249		3,232
Apogee Enterprises, Inc. (Building Products)		150		5,570
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)		906		9,794
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)		1,526		17,763
Arbor Realty Trust, Inc.(a) (Mortgage REITs)		1,357		10,449
ArcBest Corp. (Ground Transportation)		156		14,074
Arcosa, Inc. (Construction & Engineering)		122		13,965
Arcus Biosciences, Inc.* (Biotechnology)		219		4,608
Armada Hoffler Properties, Inc. (Equity REIT—Diversified)		556		3,875
Artisan Partners Asset Management, Inc.— Class A (Capital Markets)		224		9,972

Common Stocks, continued

Shares		Value
Asbury Automotive Group, Inc.* (Specialty Retail)	135		$31,658
Assured Guaranty, Ltd. (Insurance)	144		12,218
Astec Industries, Inc. (Machinery)	83		4,044
Astrana Health, Inc.* (Health Care Providers & Services)	299		6,799
Atlantic Union Bankshares Corp. (Banks)	988		38,374
Atlas Energy Solutions, Inc. (Energy Equipment & Services)	533		6,220
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	322		4,289
Avista Corp. (Multi-Utilities)	299		12,346
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	77		6,781
Azenta, Inc.* (Life Sciences Tools & Services)	113		4,393
Balchem Corp. (Chemicals)	92		15,656
Banc of California, Inc. (Banks)	930		18,581
BancFirst Corp. (Banks)	53		5,827
Bank of Hawaii Corp. (Banks)	275		20,565
BankUnited, Inc. (Banks)	276		13,102
Banner Corp. (Banks)	236		14,594
Beacon Financial Corporation (Banks)	582		16,500
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	247		12,879
BGC Group, Inc.—Class A (Capital Markets)	1,022		9,310
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	136		2,965
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	81		3,387
Blackstone Mortgage Trust, Inc.—Class A (Mortgage REITs)	1,094		21,059
Bloomin’ Brands, Inc.* (Hotels, Restaurants & Leisure)	533		3,198
Boise Cascade Co. (Trading Companies & Distributors)	257		20,768
Box, Inc.*—Class A (Software)	352		8,923
Bread Financial Holdings, Inc. (Consumer Finance)	317		22,995
Bristow Group, Inc.* (Energy Equipment & Services)	174		7,649
Cable One, Inc. (Media)	32		2,592
Cactus, Inc.—Class A (Energy Equipment & Services)	176		9,896
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,416		29,311
California Resources Corp. (Oil, Gas & Consumable Fuels)	544		29,104
California Water Service Group (Water Utilities)	214		9,566
Callaway Brands Corp.* (Leisure Products)	350		5,023
Capitol Federal Financial, Inc. (Banks)	843		6,137
Cargurus, Inc.* (Interactive Media & Services)	282		9,137
CarMax, Inc.* (Specialty Retail)	1,018		45,341
Cars.com, Inc.* (Interactive Media & Services)	386		4,385
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	253		8,756
Cathay General Bancorp (Banks)	472		24,157
Celanese Corp. (Chemicals)	759		33,730
Centerspace (Residential REITs)	60		3,856
Central Garden & Pet Co.* (Household Products)	56		1,894
Central Garden & Pet Co.*—Class A (Household Products)	358		10,981
Central Pacific Financial Corp. (Banks)	185		6,025
Century Aluminum Co.* (Metals & Mining)	144		6,528

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 111

Common Stocks, continued

Shares		Value
Century Communities, Inc. (Household Durables)	177		$11,147
Certara, Inc.* (Health Care Technology)	406		3,569
Champion Homes, Inc.* (Household Durables)	209		16,381
Chesapeake Utilities Corp. (Gas Utilities)	66		8,493
Cinemark Holdings, Inc. (Entertainment)	279		6,607
City Holding Co. (Banks)	31		3,816
Cleanspark, Inc.* (Software)	818		9,685
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	152		3,694
Cohen & Steers, Inc. (Capital Markets)	103		6,619
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	324		9,247
Community Financial System, Inc. (Banks)	179		11,188
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	230		5,601
Concentra Group Holdings Parent, Inc. (Health Care Providers & Services)	414		9,183
CONMED Corp. (Health Care Equipment & Supplies)	214		8,215
Core Laboratories, Inc. (Energy Equipment & Services)	323		6,311
Core Natural Resources, Inc. (Oil, Gas & Consumable Fuels)	356		33,955
CoreCivic, Inc.* (Commercial Services & Supplies)	726		13,453
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	325		1,658
CorVel Corp.* (Health Care Providers & Services)	83		5,779
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	154		4,638
Crescent Energy Co.—Class A (Oil, Gas & Consumable Fuels)	1,676		16,375
CSW Industrials, Inc. (Building Products)	49		13,229
CTS Corp. (Electronic Equipment, Instruments & Components)	113		5,809
Cushman & Wakefield Ltd.* (Real Estate Services)	1,606		26,403
Customers Bancorp, Inc.* (Banks)	112		8,850
CVB Financial Corp. (Banks)	892		17,581
CVR Energy, Inc.* (Oil, Gas & Consumable Fuels)	108		2,456
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	267		1,335
Dana, Inc. (Automobile Components)	414		11,965
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	188		3,529
Deluxe Corp. (Commercial Services & Supplies)	312		8,237
DiamondRock Hospitality Co. (Hotel & Resort REITs)	720		6,610
Dime Community Bancshares, Inc. (Banks)	283		9,628
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	321		19,000
DNOW, Inc.* (Trading Companies & Distributors)	1,288		19,565
Donnelley Financial Solutions, Inc.* (Capital Markets)	102		5,279
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	256		7,560
DoubleVerify Holdings, Inc.* (Software)	380		4,112
Douglas Emmett, Inc. (Office REITs)	1,162		12,271

Common Stocks, continued

Shares		Value
Dream Finders Homes, Inc.*—Class A (Household Durables)	199		$3,660
DXC Technology Co.* (IT Services)	1,208		17,431
Dynavax Technologies Corp.* (Biotechnology)	692		10,715
Eagle Bancorp, Inc. (Banks)	192		5,138
Easterly Government Properties, Inc. (Office REITs)	304		7,111
Eastman Chemical Co. (Chemicals)	791		54,831
Edgewell Personal Care Co. (Personal Care Products)	322		6,266
Element Solutions, Inc. (Chemicals)	788		22,931
Embecta Corp. (Health Care Equipment & Supplies)	405		4,297
Employers Holdings, Inc. (Insurance)	156		6,805
Enact Holdings, Inc. (Financial Services)	90		3,579
Encore Capital Group, Inc.* (Consumer Finance)	155		8,556
Energizer Holdings, Inc. (Household Products)	421		9,190
Enerpac Tool Group Corp. (Machinery)	147		5,933
Enovis Corp.* (Health Care Equipment & Supplies)	396		8,728
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	907		33,540
ePlus, Inc. (Electronic Equipment, Instruments & Components)	67		5,749
Essential Properties Realty Trust, Inc. (Equity REIT—Diversified)	454		13,783
Ethan Allen Interiors, Inc. (Household Durables)	160		3,669
eXp World Holdings, Inc. (Real Estate Management & Development)	629		5,686
Extreme Networks, Inc.* (Communications Equipment)	324		4,724
FB Financial Corp. (Banks)	156		8,975
First Bancorp (Banks)	457		10,109
First Bancorp (Banks)	161		9,327
First Commonwealth Financial Corp. (Banks)	717		12,928
First Financial Bancorp* (Banks)	717		20,607
First Hawaiian, Inc. (Banks)	858		22,780
First Interstate BancSystem, Inc.—Class A (Banks)	621		22,027
FMC Corp. (Chemicals)	866		13,683
Fortrea Holdings, Inc.* (Life Sciences Tools & Services)	640		10,759
Forward Air Corp.* (Air Freight & Logistics)	154		4,294
Four Corners Property Trust, Inc. (Specialized REITs)	389		9,589
Fox Factory Holding Corp.* (Automobile Components)	289		5,318
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	566		5,807
Franklin Electric Co., Inc. (Machinery)	119		11,855
Fresh Del Monte Produce, Inc. (Food Products)	228		9,042
Freshpet, Inc.* (Retail—Discretionary)	125		8,713
Fulton Financial Corp. (Banks)	1,253		25,874
Gates Industrial Corp. PLC* (Machinery)	823		18,944
Gentherm, Inc.* (Automobile Components)	118		3,771
Genworth Financial, Inc.*—Class A (Insurance)	2,769		23,093
Getty Realty Corp. (Retail REITs)	184		5,494
Gibraltar Industries, Inc.* (Building Products)	205		10,508
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	258		7,572
Glaukos Corp.* (Health Care Equipment & Supplies)	123		14,684
Global Net Lease, Inc. (Equity REIT—Diversified)	1,366		12,922

See accompanying notes to financial statements.

112 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

Shares		Value
Golden Entertainment, Inc.* ARS (Hotels, Restaurants & Leisure)	137		$3,688
Goosehead Insurance, Inc.*—Class A (Insurance)	55		3,401
Green Brick Partners, Inc.* (Household Durables)	91		6,314
Grid Dynamics Holdings, Inc.* (IT Services)	458		3,788
Griffon Corp. (Building Products)	111		9,041
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	681		6,490
Group 1 Automotive, Inc. (Specialty Retail)	86		30,465
H.B. Fuller Co. (Chemicals)	375		22,538
H2O America* (Water Utilities)	230		11,970
HA Sustainable Infrastructure Capital, Inc. (Financial Services)	498		17,136
Hanmi Financial Corp. (Banks)	206		5,473
Harmonic, Inc.* (Communications Equipment)	778		7,563
Hawaiian Electric Industries, Inc.* (Electric Utilities)	1,198		18,352
Hawkins, Inc. (Chemicals)	48		6,252
Hayward Holdings, Inc.* (Building Products)	720		11,621
HealthStream, Inc. (Health Care Technology)	81		1,805
Heartland Express, Inc. (Ground Transportation)	317		3,199
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	948		7,527
Helmerich & Payne, Inc. (Energy Equipment & Services)	352		11,926
Heritage Financial Corp. (Banks)	235		6,065
Hertz Global Holdings, Inc.* (Ground Transportation)	268		1,313
Highwoods Properties, Inc. (Office REITs)	762		19,698
Hillenbrand, Inc. (Machinery)	488		15,572
Hilltop Holdings, Inc.* (Banks)	298		11,160
HNI Corp. (Commercial Services & Supplies)	478		22,843
Hope Bancorp, Inc. (Banks)	889		10,650
Horace Mann Educators Corp. (Insurance)	136		6,094
Hub Group, Inc.*—Class A (Air Freight & Logistics)	420		19,983
IAC, Inc.* (Interactive Media & Services)	453		16,738
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	237		7,191
ICU Medical, Inc.* (Health Care Equipment & Supplies)	89		13,341
Independent Bank Corp. (Banks)	196		15,833
Ingevity Corp.* (Chemicals)	107		7,040
Innospec, Inc. (Chemicals)	172		14,056
Innovative Industrial Properties, Inc. (Industrial REITs)	195		9,422
Innovex International, Inc.* (Energy Equipment & Services)	155		3,852
Innoviva, Inc.* (Pharmaceuticals)	202		4,040
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	214		17,980
Insperity, Inc. (Professional Services)	249		10,640
Insteel Industries, Inc. (Building Products)	135		4,474
Integer Holdings Corp.* (Health Care Equipment & Supplies)	244		21,194
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	465		5,180
Interface, Inc. (Commercial Services & Supplies)	178		5,602
Interparfums, Inc. (Personal Care Products)	54		5,269
Iridium Communications, Inc. (Diversified Telecommunication Services)	283		5,637

Common Stocks, continued

	Shares		Value
Itron, Inc.* (Electronic Equipment, Instruments & Components)		114		$11,295
J & J Snack Foods Corp. (Food Products)		108		10,260
Jackson Financial, Inc.—Class A (Financial Services)		472		56,130
JBG SMITH Properties (Office REITs)		164		2,762
JetBlue Airways Corp.* (Passenger Airlines)		2,017		9,823
John B. Sanfilippo & Son, Inc.* (Food Products)		63		5,097
John Wiley & Sons, Inc.—Class A (Media)		283		8,838
Kadant, Inc. (Machinery)		41		13,163
Kaiser Aluminum Corp. (Metals & Mining)		111		13,611
Kennametal, Inc. (Machinery)		527		18,124
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)		831		8,186
Kinetik Holdings, Inc.(a) (Oil, Gas & Consumable Fuels)		164		6,709
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)		377		3,122
Knowles Corp.* (Electronic Equipment, Instruments & Components)		254		6,157
Kohl’s Corp. (Broadline Retail)		778		13,592
Kontoor Brands, Inc.* (Textiles, Apparel & Luxury Goods)		163		9,736
Koppers Holdings, Inc. (Chemicals)		137		4,036
Korn Ferry (Professional Services)		363		25,217
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)		362		20,753
Lakeland Financial Corp. (Banks)		92		5,483
La-Z-Boy, Inc. (Household Durables)		285		10,377
LCI Industries (Automobile Components)		168		24,644
Legalzoom.com, Inc.* (Commercial Support Services)		231		2,054
Leggett & Platt, Inc. (Household Durables)		940		10,970
LGI Homes, Inc.* (Household Durables)		141		7,066
Liberty Energy, Inc. (Energy Equipment & Services)		1,123		27,683
Lincoln National Corp. (Insurance)		1,172		48,768
Lindsay Corp. (Machinery)		75		9,395
LKQ Corp. (Distributors)		1,774		58,276
LTC Properties, Inc. (Health Care REITs)		132		4,814
Lumen Technologies, Inc. (Diversified Telecommunication Services)		3,598		31,734
LXP Industrial Trust (Industrial REITs)		193		9,563
M/I Homes, Inc.* (Household Durables)		181		24,200
Mack-Cali Realty Corp. (Residential REITs)		310		4,709
Magnolia Oil & Gas Corp.—Class A (Oil, Gas & Consumable Fuels)		1,270		32,398
ManpowerGroup, Inc. (Professional Services)		321		11,662
MARA Holdings, Inc.* (Software)		1,180		11,210
Marcus & Millichap, Inc. (Real Estate Management & Development)		167		4,542
MarineMax, Inc.* (Specialty Retail)		130		3,514
MarketAxess Holdings, Inc. (Capital Markets)		118		19,969
Marriott Vacations Worldwide Corp.* (Hotels, Restaurants & Leisure)		192		10,428
Marten Transport, Ltd. (Ground Transportation)		401		4,932
Masterbrand, Inc.* (Building Products)		879		10,653
Materion Corp. (Metals & Mining)		65		8,988
Matson, Inc. (Marine Transportation)		216		34,625
Matthews International Corp.—Class A (Commercial Services & Supplies)		214		5,626

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 113

Common Stocks, continued

Shares		Value
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	324		$5,621
MDU Resources Group, Inc. (Construction & Engineering)	1,417		29,063
Medical Properties Trust, Inc.(a) (Health Care REITs)	3,420		17,168
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	152		12,326
Meritage Homes Corp. (Household Durables)	488		33,920
MGE Energy, Inc. (Electric Utilities)	127		10,145
Middlesex Water Co. (Water Utilities)	59		3,090
MillerKnoll, Inc. (Commercial Services & Supplies)	476		9,558
Millrose Properties, Inc. (Specialized REITs)	438		13,053
Minerals Technologies, Inc. (Chemicals)	216		14,204
Mister Car Wash, Inc.* (Diversified Consumer Services)	682		3,785
Moelis & Co.—Class A (Capital Markets)	221		15,839
Mohawk Industries, Inc.* (Household Durables)	360		42,616
Monro, Inc. (Specialty Retail)	208		3,894
Mueller Water Products, Inc.—Class A (Machinery)	379		10,260
Myriad Genetics, Inc.* (Biotechnology)	369		2,074
N-able, Inc.* (Software)	253		1,536
National Bank Holdings Corp.—Class A (Banks)	263		10,567
National Beverage Corp.* (Beverages)	82		2,795
Navient Corp. (Consumer Finance)	467		4,581
NBT Bancorp, Inc. (Banks)	363		16,128
NCR Atleos Corp.* (Financial Services)	195		7,274
NCR Voyix Corp.* (Software)	960		9,523
Neogen Corp.* (Health Care Equipment & Supplies)	1,507		15,402
NeoGenomics, Inc.* (Health Care Providers & Services)	377		4,547
NetScout Systems, Inc.* (Communications Equipment)	224		6,229
Newell Brands, Inc. (Household Durables)	2,907		12,355
NexPoint Residential Trust, Inc. (Residential REITs)	82		2,478
Noble Corp. PLC* (Energy Equipment & Services)	409		14,569
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	674		16,850
Northwest Bancshares, Inc.* (Banks)	1,013		13,047
Northwest Natural Holding Co. (Gas Utilities)	136		6,332
Oceaneering International, Inc.* (Energy Equipment & Services)	283		8,518
OFG Bancorp (Banks)	170		6,851
O-I Glass, Inc. (Containers & Packaging)	1,065		16,273
Omnicell, Inc.* (Health Care Equipment & Supplies)	311		15,084
Organon & Co. (Pharmaceuticals)	1,803		15,398
Otter Tail Corp. (Electric Utilities)	160		14,266
Outfront Media, Inc. (Specialized REITs)	323		7,855
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	97		3,574
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	121		4,256
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	181		6,831
Park National Corp. (Banks)	50		8,147
Patrick Industries, Inc. (Automobile Components)	127		16,024

Common Stocks, continued

Shares		Value
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,393		$18,019
Payoneer Global, Inc.* (Financial Services)	681		4,352
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	78		4,587
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	843		29,724
Pebblebrook Hotel Trust (Hotel & Resort REITs)	788		8,999
Penguin Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	170		3,266
PENN Entertainment, Inc.* (Hotels, Restaurants & Leisure)	886		11,376
Perdoceo Education Corp. (Diversified Consumer Services)	147		4,708
Perrigo Co. PLC (Pharmaceuticals)	954		13,556
Phillips Edison & Co., Inc. (Retail REITs)	366		13,260
Phinia, Inc. (Automobile Components)	266		18,931
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	409		14,139
Piper Sandler Cos. (Capital Markets)	53		18,357
Pitney Bowes, Inc. (Commercial Services & Supplies)	544		5,674
Plexus Corp.* (Electronic Equipment, Instruments & Components)	105		20,930
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	384		17,641
PRA Group, Inc.* (Consumer Finance)	270		3,453
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	333		21,468
ProAssurance Corp. (Insurance)	175		4,239
PROG Holdings, Inc.* (Consumer Finance)	274		8,889
Progress Software Corp. (Software)	95		3,887
Provident Financial Services, Inc. (Banks)	906		20,059
Q2 Holdings, Inc.* (Software)	160		9,800
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	216		16,872
Quaker Chemical Corp. (Chemicals)	95		14,605
Quanex Building Products Corp. (Building Products)	316		5,916
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	471		12,797
QuinStreet, Inc.* (Interactive Media & Services)	142		1,887
Radian Group, Inc. (Financial Services)	470		15,463
RadNet, Inc.* (Health Care Providers & Services)	173		12,127
Ralliant Corp.* (Electrical Equipment)	375		19,864
Redwood Trust, Inc. (Mortgage REITs)	879		4,817
Renasant Corp. (Banks)	659		24,851
Resideo Technologies, Inc.* (Building Products)	421		14,423
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	61		2,062
Reynolds Consumer Products, Inc. (Household Products)	208		4,819
Robert Half, Inc. (Professional Services)	690		23,881
Rogers Corp.* (Electronic Equipment, Instruments & Components)	116		11,280
RPC, Inc. (Energy Equipment & Services)	617		4,103
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	421		27,024
RXO, Inc.* (Ground Transportation)	1,138		16,592
S&T Bancorp, Inc.* (Banks)	265		11,300
Sabre Corp.* (Hotels, Restaurants & Leisure)	2,740		3,562
Safehold, Inc. (Specialized REITs)	318		4,487

See accompanying notes to financial statements.

114 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

Shares		Value
Safety Insurance Group, Inc. (Insurance)	50		$3,935
Sally Beauty Holdings, Inc.* (Specialty Retail)	676		10,289
Sarepta Therapeutics, Inc.* (Biotechnology)	283		5,756
Saul Centers, Inc. (Retail REITs)	38		1,206
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	141		6,062
Schneider National, Inc.—Class B (Ground Transportation)	345		9,260
Scholastic Corp. (Media)	156		5,455
Seacoast Banking Corp. of Florida (Banks)	356		11,905
Sealed Air Corp. (Containers & Packaging)	408		17,087
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	89		3,351
Select Medical Holdings Corp. (Health Care Providers & Services)	764		11,498
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	180		14,355
ServisFirst Bancshares, Inc. (Banks)	174		14,242
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	316		3,751
Shutterstock, Inc.* (Interactive Media & Services)	167		3,315
Signet Jewelers, Ltd. (Specialty Retail)	284		26,205
Simmons First National Corp.—Class A (Banks)	1,004		20,411
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	387		6,970
SkyWest, Inc.* (Passenger Airlines)	105		10,134
SL Green Realty Corp. (Office REITs)	492		22,031
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,570		30,568
SolarEdge Technologies, Inc.*(a) (Semiconductors & Semiconductor Equipment)	170		5,262
Solstice Advanced Materials, Inc.* (Chemicals)	518		31,997
Sonic Automotive, Inc.—Class A (Specialty Retail)	103		6,176
Southside Bancshares, Inc. (Banks)	196		6,309
SPS Commerce, Inc.* (Software)	105		9,372
STAAR Surgical Co.* (Health Care Equipment & Supplies)	166		3,146
Standard Motor Products, Inc. (Automobile Components)	145		5,790
Stellar Bancorp, Inc. (Banks)	179		6,648
Stepan Co. (Chemicals)	149		8,584
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	221		9,697
Stewart Information Services Corp. (Insurance)	195		13,149
Strategic Education, Inc. (Diversified Consumer Services)	161		13,688
Stride, Inc.* (Diversified Consumer Services)	301		25,465
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	734		3,244
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	366		6,420
SunCoke Energy, Inc. (Metals & Mining)	587		4,614
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	1,316		11,541
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	123		5,924
Sylvamo Corp. (Paper & Forest Products)	230		11,256
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	872		10,394

Common Stocks, continued

Shares		Value
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	207		$4,117
Tanger, Inc. (Retail REITs)	271		8,867
TEGNA, Inc. (Media)	1,117		21,402
Teleflex, Inc. (Health Care Equipment & Supplies)	307		32,041
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	682		30,779
Tennant Co. (Machinery)	72		5,478
Teradata Corp.* (Software)	278		7,929
Terreno Realty Corp. (Industrial REITs)	215		13,232
The Andersons, Inc. (Consumer Staples Distribution & Retail)	233		14,444
The Buckle, Inc. (Specialty Retail)	84		3,973
The Cheesecake Factory, Inc.(a) (Hotels, Restaurants & Leisure)	150		8,694
The Chemours Co. (Chemicals)	1,040		15,590
The GEO Group, Inc. (Commercial Services & Supplies)	948		15,149
The Greenbrier Cos., Inc. (Machinery)	214		10,790
The Macerich Co. (Retail REITs)	853		16,147
The Simply Good Foods Co.* (Food Products)	637		11,957
The Wendy’s Co.(a) (Hotels, Restaurants & Leisure)	1,096		8,538
The Western Union Co. (Financial Services)	2,204		20,651
TimkenSteel Corp. (Metals & Mining)	249		4,968
Titan International, Inc.* (Machinery)	332		3,167
Tompkins Financial Corp. (Banks)	89		7,131
TreeHouse Foods, Inc.* (Food Products)	308		7,589
Tri Pointe Homes, Inc.* (Household Durables)	596		19,877
Trinity Industries, Inc. (Machinery)	556		15,979
Triumph Financial, Inc.* (Banks)	156		9,842
Trupanion, Inc.* (Insurance)	79		2,527
TrustCo Bank Corp. (Banks)	72		3,125
Trustmark Corp. (Banks)	212		9,014
Two Harbors Investment Corp. (Mortgage REITs)	722		8,281
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	56		4,697
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	314		13,716
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,310		8,083
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	821		4,983
UniFirst Corp. (Commercial Services & Supplies)	60		12,900
United Community Banks, Inc. (Banks)	843		29,024
United Fire Group, Inc. (Insurance)	77		2,767
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	421		15,673
Unitil Corp. (Multi-Utilities)	124		6,313
Universal Corp. (Tobacco)	172		9,733
Universal Health Realty Income Trust (Health Care REITs)	37		1,470
Upbound Group, Inc. (Specialty Retail)	362		6,842
Urban Edge Properties (Retail REITs)	454		8,821
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	205		6,402
Versant Media Group, Inc.* (Media)	1,008		32,840
Vestis Corp. (Commercial Services & Supplies)	777		5,074
Viad Corp.* (Commercial Services & Supplies)	149		5,175
Victoria’s Secret & Co.* (Specialty Retail)	556		30,308

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 115

Common Stocks, continued

Shares		Value
Victory Capital Holdings, Inc.—Class A (Capital Markets)	117		$8,252
Vir Biotechnology, Inc.* (Biotechnology)	387		2,879
Virtus Investment Partners, Inc. (Capital Markets)	44		7,183
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	856		17,248
Walker & Dunlop, Inc. (Financial Services)	236		14,842
Warrior Met Coal, Inc. (Metals & Mining)	208		18,573
Washington Federal, Inc. (Banks)	546		17,811
WD‑40 Co. (Household Products)	39		9,018
Werner Enterprises, Inc. (Ground Transportation)	415		14,214
Westamerica Bancorp (Banks)	98		4,957
Whitestone REIT* (Retail REITs)	156		2,221
WillScot Mobile Mini Holdings Corp.* (Biotech & Pharma)	605		12,118
Winmark Corp. (Specialty Retail)	8		3,606
Winnebago Industries, Inc. (Automobiles)	196		8,998
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	569		10,084
World Acceptance Corp.* (Consumer Finance)	6		728
World Kinect Corp. (Oil, Gas & Consumable Fuels)	385		10,360
Worthington Enterprises, Inc. (Household Durables)	117		6,502
Worthington Steel, Inc. (Metals & Mining)	225		9,052
WSFS Financial Corp. (Banks)	178		11,522
Xencor, Inc.* (Biotechnology)	495		5,985
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	355		5,236
Yelp, Inc.* (Interactive Media & Services)	170		4,655
Ziff Davis, Inc.* (Interactive Media & Services)	274		10,472
TOTAL COMMON STOCKS (Cost $4,463,870)			5,322,074

Repurchase Agreements(b) (1.0%)

Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $51,010	$51,000		$51,000
TOTAL REPURCHASE AGREEMENTS (Cost $51,000)			51,000

Collateral for Securities Loaned(c) (1.2%)

	Shares		Value
Invesco Government & Agency Portfolio— Institutional Shares, 3.69%(d)		65,270		$65,270
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $65,270)				65,270
TOTAL INVESTMENT SECURITIES (Cost $4,580,140)—102.0%				5,438,344
Net other assets (liabilities)—(2.0)%				(104,908)
NET ASSETS—100.0%				$5,333,436
*
Non-income producing security.
(a)
All or part of this security was on loan as of January 31, 2026. The total value of securities on loan as of January 31, 2026 was $50,775.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)
Securities were purchased with cash collateral held from securities on loan at January 31, 2026.
(d)
Rate periodically changes. Rate disclosed is the daily yield as of January 31, 2026.
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

116 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Small-Cap Value ProFund invested in the following industries as of January 31, 2026:

	Value		% of Net Assets
Air Freight & Logistics		$24,277	0.5%
Automobile Components		104,413	2.0%
Automobiles		8,998	0.2%
Banks		685,643	13.0%
Beverages		2,795	0.1%
Biotech & Pharma		20,326	0.4%
Biotechnology		32,017	0.6%
Broadline Retail		13,592	0.3%
Building Products		91,433	1.7%
Capital Markets		100,780	1.9%
Chemicals		279,733	5.3%
Commercial Services & Supplies		128,811	2.4%
Commercial Support Services		2,054	NM
Communications Equipment		18,516	0.3%
Construction & Engineering		43,028	0.8%
Consumer Finance		49,202	0.9%
Consumer Staples Distribution & Retail		36,607	0.7%
Containers & Packaging		33,360	0.6%
Distributors		58,276	1.1%
Diversified Consumer Services		47,646	0.9%
Diversified Telecommunication Services		44,816	0.8%
Electric Utilities		42,763	0.8%
Electrical Equipment		19,864	0.4%
Electronic Equipment, Instruments & Components		119,976	2.2%
Energy Equipment & Services		126,273	2.4%
Entertainment		6,607	0.1%
Equity REIT—Diversified		41,941	0.8%
Financial Services		139,427	2.6%
Food Products		43,945	0.7%
Gas Utilities		14,825	0.3%
Ground Transportation		63,584	1.2%
Health Care Equipment & Supplies		174,841	3.2%
Health Care Providers & Services		80,928	1.5%
Health Care REITs		23,452	0.4%
Health Care Technology		5,374	0.1%
Hotel & Resort REITs		53,393	1.0%
Hotels, Restaurants & Leisure		104,926	2.0%
Household Durables		209,054	3.9%
Household Products		35,902	0.7%
Industrial REITs		32,217	0.6%
Insurance		129,629	2.4%
Interactive Media & Services		53,821	1.0%

	Value		% of Net Assets
IT Services		$21,219	0.4%
Leisure Products		5,023	0.1%
Life Sciences Tools & Services		19,452	0.4%
Machinery		168,395	3.3%
Marine Transportation		34,625	0.6%
Media		71,127	1.4%
Metals & Mining		81,859	1.5%
Mortgage REITs		63,335	1.2%
Multi-Utilities		18,659	0.3%
Office REITs		63,873	1.2%
Oil, Gas & Consumable Fuels		240,947	4.5%
Paper & Forest Products		11,256	0.2%
Passenger Airlines		34,620	0.6%
Personal Care Products		11,535	0.2%
Pharmaceuticals		63,485	1.2%
Professional Services		71,400	1.3%
Real Estate Management & Development		18,414	0.3%
Real Estate Services		26,403	0.5%
Residential REITs		11,043	0.2%
Retail—Discretionary		8,713	0.2%
Retail REITs		74,186	1.4%
Semiconductors & Semiconductor Equipment		197,587	3.8%
Software		96,577	1.8%
Specialized REITs		34,984	0.7%
Specialty Retail		262,468	4.8%
Technology Hardware, Storage & Peripherals		1,658	NM
Technology Services		38,034	0.7%
Textiles, Apparel & Luxury Goods		62,485	1.2%
Tobacco		9,733	0.2%
Trading Companies & Distributors		87,651	1.6%
Water Utilities		31,484	0.6%
Wireless Telecommunication Services		30,779	0.6%
Other**	11,362		0.2%
Total		$5,333,436	100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 117

Common Stocks (80.2%)

	Shares	Value
Accenture PLC—Class A (IT Services)	3,995		$1,053,242
Adobe, Inc.* (Software)	2,697		790,895
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	10,485		2,482,114
Akamai Technologies, Inc.* (IT Services)	927		90,058
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	7,886		1,136,215
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,169		985,179
Apple, Inc. (Technology Hardware, Storage & Peripherals)	36,473		9,464,013
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,132		1,654,146
AppLovin Corp.*—Class A (Software)	1,744		825,104
Arista Networks, Inc.* (Communications Equipment)	6,652		942,854
Autodesk, Inc.* (Software)	1,372		346,938
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	11,655		3,861,302
Cadence Design Systems, Inc.* (Software)	1,753		519,519
CDW Corp. (Electronic Equipment, Instruments & Components)	839		106,041
Cisco Systems, Inc. (Communications Equipment)	25,387		1,988,311
Cognizant Technology Solutions Corp.— Class A (IT Services)	3,109		255,125
Corning, Inc. (Electronic Equipment, Instruments & Components)	5,026		518,935
Crowdstrike Holdings, Inc.*—Class A (Software)	1,617		713,752
Datadog, Inc.*—Class A (Software)	2,097		271,184
Dell Technologies, Inc.—Class C (Technology Hardware, Storage & Peripherals)	1,941		222,128
EPAM Systems, Inc.* (IT Services)	356		74,262
F5, Inc.* (Communications Equipment)	372		102,527
Fair Isaac Corp.* (Software)	153		223,865
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	691		155,834
Fortinet, Inc.* (Software)	4,072		330,891
Gartner, Inc.* (IT Services)	464		97,259
Gen Digital, Inc. (Software)	3,615		86,724
GoDaddy, Inc.*—Class A (IT Services)	871		87,553
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	8,500		182,920
HP, Inc. (Technology Hardware, Storage & Peripherals)	6,022		117,068
Intel Corp. (Semiconductors & Semiconductor Equipment)	28,885		1,342,286
International Business Machines Corp. (IT Services)	6,022		1,846,946
Intuit, Inc. (Software)	1,796		896,060
Jabil, Inc. (Electronic Equipment, Instruments & Components)	688		163,187
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,107		239,477
KLA Corp. (Semiconductors & Semiconductor Equipment)	846		1,208,037
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	8,092		1,889,159

Common Stocks, continued

	Shares	Value
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,483		$264,429
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	7,232		3,000,412
Microsoft Corp. (Software)	18,346		7,894,099
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	309		347,362
Motorola Solutions, Inc. (Communications Equipment)	1,073		431,925
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,286		123,906
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	59,981		11,464,168
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,621		366,573
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,593		155,295
Oracle Corp. (Software)	10,836		1,783,389
Palantir Technologies, Inc.*—Class A (Software)	14,713		2,156,779
Palo Alto Networks, Inc.* (Software)	4,406		779,730
PTC, Inc.* (Software)	772		120,532
Qnity Electronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,349		129,747
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	6,902		1,046,274
Roper Technologies, Inc. (Software)	693		257,262
Salesforce, Inc. (Software)	6,133		1,301,975
Sandisk Corp.* (Semiconductors)	897		516,896
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	1,404		572,397
ServiceNow, Inc.* (Software)	6,683		781,978
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	958		53,418
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	3,230		94,025
Synopsys, Inc.* (Software)	1,198		557,208
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,895		422,168
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	302		187,331
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,009		243,219
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,854		1,261,830
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	1,533		103,631
Tyler Technologies, Inc.* (Software)	277		102,324
VeriSign, Inc. (IT Services)	537		131,152
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	2,203		551,257
Workday, Inc.*—Class A (Software)	1,398		245,531
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	326		76,603
TOTAL COMMON STOCKS (Cost $35,164,752)		74,795,935

See accompanying notes to financial statements.

118 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Repurchase Agreements(a)(b) (21.3%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $19,857,876		$19,854,000		$19,854,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,854,000)			19,854,000
TOTAL INVESTMENT SECURITIES (Cost $55,018,752)—101.5%				94,649,935
Net other assets (liabilities)—(1.5)%				(1,429,780)
NET ASSETS—100.0%				$93,220,155
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $12,521,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Technology Select Sector Index	Goldman Sachs International	2/23/26		4.39%		$37,036,219	$(430,672)
S&P Technology Select Sector Index	UBS AG	2/23/26		4.44%	28,159,817		(178,681)
					$65,196,036		$(609,353)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Technology UltraSector ProFund invested in the following industries as of January 31, 2026:

	Value		% of Net Assets
Communications Equipment		$3,465,617		3.7%
Electronic Equipment, Instruments & Components		2,953,588		3.2%
IT Services		3,635,597		3.9%
Semiconductors		516,896		0.6%
Semiconductors & Semiconductor Equipment		31,910,784		34.1%
Software		20,985,739		22.5%
Technology Hardware, Storage & Peripherals		11,327,714		12.2%
Other**	18,424,220			19.8%
Total	$93,220,155			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: UltraBear ProFund :: 119

Repurchase Agreements(a)(b) (82.7%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $4,759,929		$4,759,000		$4,759,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,759,000)				4,759,000
TOTAL INVESTMENT SECURITIES (Cost $4,759,000)—82.7%				4,759,000
Net other assets (liabilities)—17.3%				995,151
NET ASSETS—100.0%				$5,754,151
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $1,227,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Futures Contracts	2	3/23/26	$(696,575)		$(1,559)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International		2/27/26	(4.14)%	$(8,160,299)		$38,297
S&P 500	UBS AG		2/27/26	(4.04)%	(2,657,648)	18,301
					$(10,817,947)	$56,598
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

120 :: UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks (72.9%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,120		$171,539
A.O. Smith Corp. (Building Products)	239		17,564
Abbott Laboratories (Health Care Equipment & Supplies)	3,669		401,022
AbbVie, Inc. (Biotechnology)	3,730		831,827
Accenture PLC—Class A (IT Services)	1,309		345,105
Adobe, Inc.* (Software)	884		259,233
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	3,435		813,168
Aflac, Inc. (Insurance)	995		110,395
Agilent Technologies, Inc. (Life Sciences Tools & Services)	598		80,042
Air Products & Chemicals, Inc. (Chemicals)	470		128,075
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	898		116,174
Akamai Technologies, Inc.* (IT Services)	303		29,436
Albemarle Corp. (Chemicals)	249		42,487
Alexandria Real Estate Equities, Inc. (Office REITs)	327		17,867
Align Technology, Inc.* (Health Care Equipment & Supplies)	141		22,987
Allegion PLC (Building Products)	181		29,936
Alliant Energy Corp. (Electric Utilities)	542		35,723
Allstate Corp. (Insurance)	553		110,041
Alphabet, Inc.—Class A (Interactive Media & Services)	12,277		4,149,626
Alphabet, Inc.—Class C (Interactive Media & Services)	9,813		3,321,995
Altria Group, Inc. (Tobacco)	3,542		219,569
Amazon.com, Inc.* (Broadline Retail)	20,528		4,912,351
Amcor plc (Containers & Packaging)	973		43,055
Ameren Corp. (Multi-Utilities)	570		58,870
American Electric Power Co., Inc. (Electric Utilities)	1,130		135,346
American Express Co. (Consumer Finance)	1,134		399,361
American International Group, Inc. (Insurance)	1,139		85,288
American Tower Corp.—Class A (Specialized REITs)	987		176,949
American Water Works Co., Inc. (Water Utilities)	412		53,202
Ameriprise Financial, Inc. (Capital Markets)	196		103,329
AMETEK, Inc. (Electrical Equipment)	486		108,854
Amgen, Inc. (Biotechnology)	1,136		388,376
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	2,584		372,303
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,038		322,693
Aon PLC—Class A (Insurance)	454		158,737
APA Corp. (Oil, Gas & Consumable Fuels)	747		19,728
Apollo Global Management, Inc. (Financial Services)	980		131,849
Apple, Inc. (Technology Hardware, Storage & Peripherals)	31,182		8,091,105
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,681		541,820
AppLovin Corp.*—Class A (Software)	571		270,146
Aptiv PLC* (Automobile Components)	456		34,542
Arch Capital Group, Ltd.* (Insurance)	762		73,182
Archer-Daniels-Midland Co. (Food Products)	1,014		68,252
Ares Management Corporation—Class A (Capital Markets)	434		64,957

Common Stocks, continued

Shares		Value
Arista Networks, Inc.* (Communications Equipment)	2,179		$308,851
Arthur J. Gallagher & Co. (Insurance)	542		135,159
Assurant, Inc. (Insurance)	105		25,004
AT&T, Inc. (Diversified Telecommunication Services)	14,958		392,049
Atmos Energy Corp. (Gas Utilities)	338		56,223
Autodesk, Inc.* (Software)	449		113,539
Automatic Data Processing, Inc. (Professional Services)	853		210,537
AutoZone, Inc.* (Specialty Retail)	35		129,650
AvalonBay Communities, Inc. (Residential REITs)	299		53,124
Avery Dennison Corp. (Containers & Packaging)	163		30,238
Axon Enterprise, Inc.* (Aerospace & Defense)	166		80,274
Baker Hughes Co. (Energy Equipment & Services)	2,082		116,675
Ball Corp. (Containers & Packaging)	565		32,132
Bank of America Corp. (Banks)	14,176		754,163
Baxter International, Inc. (Health Care Equipment & Supplies)	1,084		21,756
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	605		123,105
Berkshire Hathaway, Inc.*—Class B (Financial Services)	3,870		1,859,651
Best Buy Co., Inc. (Specialty Retail)	412		26,821
Biogen, Inc.* (Biotechnology)	310		55,766
Bio-Techne Corp. (Life Sciences Tools & Services)	328		21,022
BlackRock, Inc. (Capital Markets)	304		340,158
Blackstone, Inc. (Capital Markets)	1,559		222,033
Block, Inc.* (Financial Services)	1,156		69,857
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	68		340,125
Boston Properties, Inc. (Office REITs)	311		20,113
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,128		292,562
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,295		236,440
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	9,965		3,301,404
Broadridge Financial Solutions, Inc. (Professional Services)	246		48,489
Brown & Brown, Inc. (Insurance)	619		44,630
Brown-Forman Corp.—Class B (Beverages)	370		10,127
Builders FirstSource, Inc.* (Building Products)	233		26,655
Bunge Global SA (Food Products)	286		32,570
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	250		48,738
Cadence Design Systems, Inc.* (Software)	574		170,111
Camden Property Trust (Residential REITs)	225		24,536
Campbell Soup Co. (Food Products)	413		11,556
Capital One Financial Corp. (Consumer Finance)	1,341		293,585
Cardinal Health, Inc. (Health Care Providers & Services)	502		107,870
Carnival Corp.* (Hotels, Restaurants & Leisure)	2,290		68,746
Carrier Global Corp. (Building Products)	1,670		99,499
Carvana Co.* (Specialty Retail)	299		119,932
Caterpillar, Inc. (Machinery)	987		648,814
Cboe Global Markets, Inc. (Capital Markets)	221		58,578
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	618		105,264

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: UltraBull ProFund :: 121

Common Stocks, continued

	Shares		Value
CDW Corp. (Electronic Equipment, Instruments & Components)		275		$34,757
Cencora, Inc. (Health Care Providers & Services)		410		147,280
Centene Corp.* (Health Care Providers & Services)		984		42,627
CenterPoint Energy, Inc. (Multi-Utilities)		1,377		54,653
CF Industries Holdings, Inc. (Chemicals)		329		30,673
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)		104		21,890
Charter Communications, Inc.*—Class A (Media)		186		38,338
Chevron Corp. (Oil, Gas & Consumable Fuels)		3,994		706,539
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)		2,790		108,447
Chubb, Ltd. (Insurance)		772		238,980
Church & Dwight Co., Inc. (Household Products)		507		48,799
Cincinnati Financial Corp. (Insurance)		329		52,933
Cintas Corp. (Commercial Services & Supplies)		720		137,801
Cisco Systems, Inc. (Communications Equipment)		8,316		651,309
Citigroup, Inc. (Banks)		3,775		436,805
Citizens Financial Group, Inc. (Banks)		906		57,060
CME Group, Inc. (Capital Markets)		762		220,264
CMS Energy Corp. (Multi-Utilities)		642		45,897
Cognizant Technology Solutions Corp.— Class A (IT Services)		1,019		83,619
Coinbase Global, Inc.*—Class A (Capital Markets)		482		93,865
Colgate-Palmolive Co. (Household Products)		1,700		153,493
Comcast Corp.—Class A (Media)		7,668		228,123
Comfort Systems USA, Inc. (Construction & Engineering)		74		84,515
Conagra Brands, Inc. (Food Products)		1,008		18,658
ConocoPhillips (Oil, Gas & Consumable Fuels)		2,608		271,832
Consolidated Edison, Inc. (Multi-Utilities)		761		81,145
Constellation Brands, Inc.—Class A (Beverages)		298		46,697
Constellation Energy Corp. (Electric Utilities)		659		184,968
Copart, Inc.* (Commercial Services & Supplies)		1,877		76,169
Corning, Inc. (Electronic Equipment, Instruments & Components)		1,646		169,950
Corpay, Inc.* (Software)		147		46,251
Corteva, Inc. (Chemicals)		1,425		103,740
CoStar Group, Inc.* (Real Estate Management & Development)		894		54,981
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		936		880,074
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)		1,605		46,304
CRH plc (Construction Materials)		1,414		173,087
Crowdstrike Holdings, Inc.*—Class A (Software)		529		233,503
Crown Castle International Corp. (Specialized REITs)		919		79,778
CSX Corp. (Ground Transportation)		3,929		148,359
Cummins, Inc. (Machinery)		291		168,437
CVS Health Corp. (Health Care Providers & Services)		2,679		199,639

Common Stocks, continued

	Shares		Value
D.R. Horton, Inc. (Household Durables)		579		$86,179
Danaher Corp. (Life Sciences Tools & Services)		1,327		290,467
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		246		49,040
Datadog, Inc.*—Class A (Software)		687		88,843
DaVita, Inc.* (Health Care Providers & Services)		75		8,201
Dayforce, Inc.* (Professional Services)		337		23,344
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)		308		36,757
Deere & Co. (Machinery)		531		280,368
Dell Technologies, Inc.—Class C (Technology Hardware, Storage & Peripherals)		636		72,784
Delta Air Lines, Inc. (Passenger Airlines)		1,368		90,137
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		1,323		53,198
Dexcom, Inc.* (Health Care Equipment & Supplies)		823		60,112
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		393		64,432
Digital Realty Trust, Inc. (Specialized REITs)		681		113,012
Dollar General Corp. (Consumer Staples Distribution & Retail)		464		66,552
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)		400		47,036
Dominion Energy, Inc. (Multi-Utilities)		1,802		108,426
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)		66		27,082
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)		789		161,445
Dover Corp. (Machinery)		289		58,231
Dow, Inc. (Chemicals)		1,499		41,297
DTE Energy Co. (Multi-Utilities)		438		58,858
Duke Energy Corp. (Electric Utilities)		1,641		199,135
DuPont de Nemours, Inc. (Chemicals)		884		38,825
Eaton Corp. PLC (Electrical Equipment)		820		288,164
eBay, Inc. (Broadline Retail)		953		86,933
Ecolab, Inc. (Chemicals)		538		151,711
Edison International (Electric Utilities)		812		50,571
Edwards LifeSciences Corp.* (Health Care Equipment & Supplies)		1,225		99,666
Electronic Arts, Inc. (Entertainment)		473		96,454
Elevance Health, Inc. (Health Care Providers & Services)		470		162,498
Eli Lilly & Co. (Pharmaceuticals)		1,676		1,738,263
EMCOR Group, Inc. (Construction & Engineering)		95		68,469
Emerson Electric Co. (Electrical Equipment)		1,186		174,295
Entergy Corp. (Electric Utilities)		943		90,424
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		1,144		128,277
EPAM Systems, Inc.* (IT Services)		116		24,198
EQT Corp. (Oil, Gas & Consumable Fuels)		1,316		75,973
Equifax, Inc. (Professional Services)		258		51,961
Equinix, Inc. (Specialized REITs)		207		169,933
Equity Residential (Residential REITs)		730		45,494
Erie Indemnity Co.—Class A (Insurance)		54		15,283
Essex Property Trust, Inc. (Residential REITs)		136		34,254
Everest Group, Ltd. (Insurance)		88		29,153
Evergy, Inc. (Electric Utilities)		485		37,214
Eversource Energy (Electric Utilities)		792		54,751
Exelon Corp. (Electric Utilities)		2,131		95,426

See accompanying notes to financial statements.

122 :: UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

Shares		Value
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	503		$56,542
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	247		65,415
Expeditors International of Washington, Inc. (Air Freight & Logistics)	283		45,433
Extra Space Storage, Inc. (Specialized REITs)	447		61,673
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	8,899		1,258,318
F5, Inc.* (Communications Equipment)	121		33,349
FactSet Research Systems, Inc. (Capital Markets)	80		20,349
Fair Isaac Corp.* (Software)	50		73,159
Fastenal Co. (Trading Companies & Distributors)	2,422		105,018
Federal Realty Investment Trust (Retail REITs)	165		16,691
FedEx Corp. (Air Freight & Logistics)	459		147,913
Fidelity National Information Services, Inc. (Financial Services)	1,092		60,333
Fifth Third Bancorp (Banks)	1,897		95,267
First Horizon Corp. (Banks)	—	(a)	7
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	226		50,968
FirstEnergy Corp. (Electric Utilities)	1,096		51,885
Fiserv, Inc.* (Financial Services)	1,134		72,270
Ford Motor Co. (Automobiles)	8,257		114,607
Fortinet, Inc.* (Software)	1,334		108,401
Fortive Corp. (Machinery)	670		35,383
Fox Corp.—Class A (Media)	439		31,950
Fox Corp.—Class B (Media)	312		20,458
Franklin Resources, Inc. (Capital Markets)	648		17,250
Freeport-McMoRan, Inc. (Metals & Mining)	3,029		182,437
Garmin, Ltd. (Household Durables)	346		69,767
Gartner, Inc.* (IT Services)	153		32,070
GE HealthCare Technologies, Inc.* (Health Care Equipment & Supplies)	960		75,811
GE Vernova, Inc. (Electrical Equipment)	572		415,484
Gen Digital, Inc. (Software)	1,183		28,380
Generac Holdings, Inc.* (Electrical Equipment)	124		20,837
General Dynamics Corp. (Aerospace & Defense)	535		187,833
General Electric Co. (Industrial Conglomerates)	2,226		682,915
General Mills, Inc. (Food Products)	1,125		52,043
General Motors Co. (Automobiles)	1,968		165,312
Genuine Parts Co. (Distributors)	294		40,863
Gilead Sciences, Inc. (Biotechnology)	2,618		371,625
Global Payments, Inc. (Financial Services)	499		35,798
Globe Life, Inc. (Insurance)	168		23,557
GoDaddy, Inc.*—Class A (IT Services)	286		28,749
Halliburton Co. (Energy Equipment & Services)	1,776		59,532
Hasbro, Inc. (Leisure Products)	281		25,096
HCA Healthcare, Inc. (Health Care Providers & Services)	337		164,547
Healthpeak Properties, Inc. (Health Care REITs)	1,465		25,257
Henry Schein, Inc.* (Health Care Providers & Services)	211		15,926
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	2,782		59,869
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	491		146,568
Hologic, Inc.* (Health Care Equipment & Supplies)	469		35,142

Common Stocks, continued

	Shares	Value
Honeywell International, Inc. (Industrial Conglomerates)	1,339			$304,649
Hormel Foods Corp. (Food Products)	613		15,086
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,348			24,978
Howmet Aerospace, Inc. (Aerospace & Defense)	849		176,660
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,971			38,316
Hubbell, Inc. (Electrical Equipment)	113		55,137
Humana, Inc. (Health Care Providers & Services)	254		49,581
Huntington Bancshares, Inc. (Banks)	4,323			75,566
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	83		34,902
IDEX Corp. (Machinery)	158		31,371
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	169		113,308
Illinois Tool Works, Inc. (Machinery)	557		145,522
Incyte Corp.* (Biotechnology)	348		34,824
Ingersoll Rand, Inc. (Machinery)	759		65,342
Insulet Corp.* (Health Care Equipment & Supplies)	148		37,860
Intel Corp. (Semiconductors & Semiconductor Equipment)	9,461			439,653
Interactive Brokers Group, Inc.—Class A (Capital Markets)	940		70,387
Intercontinental Exchange, Inc. (Capital Markets)	1,203			209,057
International Business Machines Corp. (IT Services)	1,973			605,119
International Flavors & Fragrances, Inc. (Chemicals)	541		37,767
International Paper Co. (Containers & Packaging)	1,113			44,876
Intuit, Inc. (Software)	588		293,365
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	748		377,157
Invesco, Ltd. (Capital Markets)	938		25,598
Invitation Homes, Inc. (Residential REITs)	1,188			31,755
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	360		82,854
Iron Mountain, Inc. (Specialized REITs)	624		57,489
J.B. Hunt Transport Services, Inc. (Ground Transportation)	159		32,232
Jabil, Inc. (Electronic Equipment, Instruments & Components)	226		53,605
Jack Henry & Associates, Inc. (Financial Services)	153		27,419
Jacobs Solutions, Inc. (Professional Services)	252		34,086
Johnson & Johnson (Pharmaceuticals)	5,084			1,155,339
Johnson Controls International PLC (Building Products)	1,290			153,845
JPMorgan Chase & Co. (Banks)	5,744			1,757,031
Kenvue, Inc.* (Personal Care Products)	4,041			70,313
Keurig Dr Pepper, Inc. (Beverages)	2,865			78,616
KeyCorp (Banks)	1,958			42,136
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	362		78,311
Kimberly-Clark Corp. (Household Products)	701		70,093
Kimco Realty Corp. (Retail REITs)	1,428			30,102
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	4,130			125,924

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: UltraBull ProFund :: 123

Common Stocks, continued

Shares		Value
KKR & Co., Inc. (Capital Markets)	1,449		$165,563
KLA Corp. (Semiconductors & Semiconductor Equipment)	277		395,539
L3Harris Technologies, Inc. (Aerospace & Defense)	395		135,426
Labcorp Holdings, Inc. (Health Care Providers & Services)	175		47,516
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	2,650		618,669
Lamb Weston Holdings, Inc. (Food Products)	293		13,457
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	642		33,853
Leidos Holdings, Inc. (Professional Services)	270		50,836
Lennar Corp.—Class A (Household Durables)	455		49,754
Lennox International, Inc. (Building Products)	67		33,170
Linde PLC (Chemicals)	985		450,115
Live Nation Entertainment, Inc.* (Entertainment)	333		48,435
Lockheed Martin Corp.—Class B (Aerospace & Defense)	429		272,080
Loews Corp. (Insurance)	358		37,794
Lowe’s Cos., Inc. (Specialty Retail)	1,183		315,932
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	228		39,786
LyondellBasell Industries N.V.—Class A (Chemicals)	543		26,607
M&T Bank Corp. (Banks)	324		71,789
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	634		111,704
Marriott International, Inc. (Hotels, Restaurants & Leisure)	472		148,667
Marsh & McLennan Cos., Inc. (Insurance)	1,034		194,588
Martin Marietta Materials, Inc. (Construction Materials)	128		83,450
Masco Corp. (Building Products)	438		28,947
MasterCard, Inc.—Class A (Financial Services)	1,731		932,645
Match Group, Inc. (Interactive Media & Services)	497		15,482
McCormick & Co., Inc. (Food Products)	534		33,017
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,502		473,130
McKesson Corp. (Health Care Providers & Services)	261		216,946
Medtronic PLC (Health Care Equipment & Supplies)	2,707		278,713
Merck & Co., Inc. (Pharmaceuticals)	5,238		577,594
Meta Platforms, Inc.—Class A (Interactive Media & Services)	4,596		3,293,034
MetLife, Inc. (Insurance)	1,168		92,132
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	43		59,049
MGM Resorts International (Hotels, Restaurants & Leisure)	431		14,456
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,141		86,625
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,368		982,435
Microsoft Corp. (Software)	15,684		6,748,667
Mid-America Apartment Communities, Inc. (Residential REITs)	247		33,172
Moderna, Inc.* (Biotechnology)	733		32,303

Common Stocks, continued

	Shares	Value
Molina Healthcare, Inc.* (Health Care Providers & Services)	108		$19,396
Molson Coors Beverage Co.—Class B (Beverages)	356		17,102
Mondelez International, Inc.—Class A (Food Products)	2,722		159,155
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	102		114,663
Monster Beverage Corp.* (Beverages)	1,505		121,544
Moody’s Corp. (Capital Markets)	324		167,041
Morgan Stanley (Capital Markets)	2,549		465,957
Motorola Solutions, Inc. (Communications Equipment)	351		141,292
MSCI, Inc. (Capital Markets)	159		96,866
Nasdaq, Inc. (Capital Markets)	952		92,239
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	421		40,563
Netflix, Inc.* (Entertainment)	8,942		746,568
Newmont Corp. (Metals & Mining)	2,303		258,741
News Corp.—Class A (Media)	789		21,327
News Corp.—Class B (Media)	259		8,055
NextEra Energy, Inc. (Electric Utilities)	4,395		386,321
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	2,509		155,081
NiSource, Inc. (Multi-Utilities)	1,006		44,556
Nordson Corp. (Machinery)	113		31,022
Norfolk Southern Corp. (Ground Transportation)	473		137,757
Northern Trust Corp. (Capital Markets)	399		59,623
Northrop Grumman Corp. (Aerospace & Defense)	283		195,910
Norwegian Cruise Lines Holdings, Ltd.* (Hotels, Restaurants & Leisure)	960		21,082
NRG Energy, Inc. (Electric Utilities)	404		61,663
Nucor Corp. (Metals & Mining)	483		85,839
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	51,278		9,800,763
NVR, Inc.* (Household Durables)	6		45,814
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	531		120,080
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,517		68,857
Old Dominion Freight Line, Inc. (Ground Transportation)	388		67,202
Omnicom Group, Inc. (Media)	673		51,848
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	849		50,847
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	1,327		105,085
Oracle Corp. (Software)	3,550		584,259
O’Reilly Automotive, Inc.* (Specialty Retail)	1,781		175,268
Otis Worldwide Corp. (Machinery)	822		70,215
PACCAR, Inc. (Machinery)	1,108		136,184
Packaging Corp. of America (Containers & Packaging)	189		42,062
Palantir Technologies, Inc.*—Class A (Software)	4,821		706,709
Palo Alto Networks, Inc.* (Software)	1,444		255,545
Paramount Skydance Corp.*—Class B (Media)	653		7,320
Parker-Hannifin Corp. (Machinery)	266		248,933
Paychex, Inc. (Professional Services)	684		70,541
Paycom Software, Inc. (Professional Services)	104		14,014

See accompanying notes to financial statements.

124 :: UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

Shares		Value
PayPal Holdings, Inc.* (Financial Services)	1,974		$104,010
Pentair PLC (Machinery)	346		36,458
PepsiCo, Inc. (Beverages)	2,885		443,223
Pfizer, Inc. (Pharmaceuticals)	11,996			317,174
PG&E Corp. (Electric Utilities)	4,636		71,487
Philip Morris International, Inc. (Tobacco)	3,284		589,281
Phillips 66 (Oil, Gas & Consumable Fuels)	850		122,026
Pinnacle West Capital Corp. (Electric Utilities)	253		23,671
PNC Financial Services Group, Inc. (Banks)	828		184,892
Pool Corp. (Distributors)	69		17,532
PPG Industries, Inc. (Chemicals)	473		54,693
PPL Corp. (Electric Utilities)	1,559		56,514
Principal Financial Group, Inc. (Insurance)	422		39,972
Prologis, Inc. (Industrial REITs)	1,960		255,898
Prudential Financial, Inc. (Insurance)	739		82,110
PTC, Inc.* (Software)	253		39,501
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,053		86,725
Public Storage (Specialized REITs)	334		92,247
PulteGroup, Inc. (Household Durables)	411		51,412
Qnity Electronics, Inc.* (Semiconductors & Semiconductor Equipment)	442		42,512
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	2,259		342,442
Quanta Services, Inc. (Construction & Engineering)	314		149,035
Quest Diagnostics, Inc. (Health Care Providers & Services)	235		43,952
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	81		28,626
Raymond James Financial, Inc. (Capital Markets)	372		61,700
Realty Income Corp. (Retail REITs)	1,940		118,650
Regency Centers Corp. (Retail REITs)	347		25,286
Regeneron Pharmaceuticals, Inc. (Biotechnology)	213		157,929
Regions Financial Corp. (Banks)	1,849		52,697
Republic Services, Inc. (Commercial Services & Supplies)	424		91,198
ResMed, Inc. (Health Care Equipment & Supplies)	308		79,559
Revvity, Inc. (Life Sciences Tools & Services)	239		26,003
Robinhood Markets, Inc.*—Class A (Capital Markets)	1,659		165,037
Rockwell Automation, Inc. (Electrical Equipment)	238		100,353
Rollins, Inc. (Commercial Services & Supplies)	618		39,144
Roper Technologies, Inc. (Software)	227		84,269
Ross Stores, Inc. (Specialty Retail)	687		129,603
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	535		173,688
RTX Corp. (Aerospace & Defense)	2,830		568,633
S&P Global, Inc. (Capital Markets)	654		345,175
Salesforce, Inc. (Software)	2,010		426,703
Sandisk Corp.* (Semiconductors)	294		169,418
SBA Communications Corp.—Class A (Specialized REITs)	225		41,425
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	459		187,130
Sempra (Multi-Utilities)	1,376		119,726
ServiceNow, Inc.* (Software)	2,189		256,135
Simon Property Group, Inc. (Retail REITs)	689		131,814

Common Stocks, continued

	Shares		Value
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)		313		$17,453
SLB, Ltd. (Energy Equipment & Services)		3,151		152,445
Smurfit WestRock PLC (Containers & Packaging)		1,101		45,835
Snap-on, Inc. (Machinery)		110		40,272
Solventum Corp.* (Health Care Equipment & Supplies)		311		23,938
Southwest Airlines Co. (Passenger Airlines)		1,091		51,844
Stanley Black & Decker, Inc. (Machinery)		326		25,643
Starbucks Corp. (Hotels, Restaurants & Leisure)		2,399		220,588
State Street Corp. (Capital Markets)		589		77,077
Steel Dynamics, Inc. (Metals & Mining)		289		51,896
STERIS PLC (Health Care Equipment & Supplies)		207		54,358
Stryker Corp. (Health Care Equipment & Supplies)		727		268,670
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)		1,057		30,769
Synchrony Financial (Consumer Finance)		760		55,199
Synopsys, Inc.* (Software)		392		182,325
Sysco Corp. (Consumer Staples Distribution & Retail)		1,010		84,689
T. Rowe Price Group, Inc. (Capital Markets)		461		48,718
Take-Two Interactive Software, Inc.* (Entertainment)		367		80,850
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		432		54,825
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		453		91,044
Target Corp. (Consumer Staples Distribution & Retail)		959		101,146
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)		620		138,124
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)		99		61,410
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)		330		79,547
Tesla, Inc.* (Automobiles)		5,929		2,551,902
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)		1,918		413,425
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)		122		42,500
Textron, Inc. (Aerospace & Defense)		372		32,758
The AES Corp. (Independent Power/Renewable Electricity Producers)		1,500		21,975
The Bank of New York Mellon Corp. (Capital Markets)		1,472		176,522
The Boeing Co.* (Aerospace & Defense)		1,652		386,106
The Charles Schwab Corp. (Capital Markets)		3,524		366,214
The Cigna Group (Health Care Providers & Services)		563		154,324
The Clorox Co. (Household Products)		257		28,987
The Coca-Cola Co. (Beverages)		8,169		611,122
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)		419		34,098
The Estee Lauder Cos., Inc. (Personal Care Products)		520		59,946
The Goldman Sachs Group, Inc. (Capital Markets)		633		592,114

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: UltraBull ProFund :: 125

Common Stocks, continued

Shares		Value
The Hartford Financial Services Group, Inc. (Insurance)	588		$79,415
The Hershey Co. (Food Products)	312		60,762
The Home Depot, Inc. (Specialty Retail)	2,101		787,014
The J.M. Smucker Co. (Food Products)	226		23,698
The Kraft Heinz Co. (Food Products)	1,797		42,661
The Kroger Co. (Consumer Staples Distribution & Retail)	1,286		80,825
The Mosaic Co. (Chemicals)	669		18,398
The Procter & Gamble Co. (Household Products)	4,931		748,378
The Progressive Corp. (Insurance)	1,237		257,297
The Sherwin-Williams Co. (Chemicals)	487		172,710
The Southern Co. (Electric Utilities)	2,324		207,556
The TJX Cos., Inc. (Specialty Retail)	2,349		351,904
The Trade Desk, Inc.*—Class A (Media)	928		28,146
The Travelers Cos., Inc. (Insurance)	471		134,004
The Walt Disney Co. (Entertainment)	3,768		425,030
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,576		173,262
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	793		458,838
TKO Group Holdings, Inc. (Entertainment)	140		28,361
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	1,015		200,168
Tractor Supply Co. (Specialty Retail)	1,114		56,680
Trane Technologies PLC (Building Products)	468		196,832
TransDigm Group, Inc.* (Aerospace & Defense)	119		169,877
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	502		33,935
Truist Financial Corp. (Banks)	2,698		138,731
Tyler Technologies, Inc.* (Software)	91		33,615
Tyson Foods, Inc.—Class A (Food Products)	597		39,002
U.S. Bancorp (Banks)	3,279		183,985
Uber Technologies, Inc.* (Ground Transportation)	4,385		351,019
UDR, Inc. (Residential REITs)	634		23,553
Ulta Beauty, Inc.* (Specialty Retail)	95		61,499
Union Pacific Corp. (Ground Transportation)	1,252		294,345
United Airlines Holdings, Inc.* (Passenger Airlines)	683		69,885
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	1,560		165,702
United Rentals, Inc. (Trading Companies & Distributors)	134		104,796
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,911		548,322
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	116		23,346
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	644		116,841
Ventas, Inc. (Health Care REITs)	991		76,971
Veralto Corp.* (Commercial Services & Supplies)	524		51,866
VeriSign, Inc. (IT Services)	177		43,229
Verisk Analytics, Inc. (Professional Services)	294		63,933
Verizon Communications, Inc. (Diversified Telecommunication Services)	8,897		396,095
Vertex Pharmaceuticals, Inc.* (Biotechnology)	535		251,397
Viatris, Inc. (Pharmaceuticals)	2,428		31,783
VICI Properties, Inc. (Specialized REITs)	2,254		63,292
Visa, Inc.—Class A (Financial Services)	3,561		1,146,037

Common Stocks, continued

	Shares		Value
Vistra Corp. (Independent Power/Renewable Electricity Producers)		672		$106,411
Vulcan Materials Co. (Construction Materials)		279		83,851
W.R. Berkley Corp. (Insurance)		633		43,411
W.W. Grainger, Inc. (Trading Companies & Distributors)		92		99,354
Wabtec Corp. (Machinery)		361		83,081
Walmart, Inc. (Consumer Staples Distribution & Retail)		9,253		1,102,401
Warner Bros. Discovery, Inc.* (Entertainment)		5,228		143,979
Waste Management, Inc. (Commercial Services & Supplies)		782		173,791
Waters Corp.* (Life Sciences Tools & Services)		126		46,711
WEC Energy Group, Inc. (Multi-Utilities)		687		76,030
Wells Fargo & Co. (Banks)		6,624		599,406
Welltower, Inc. (Health Care REITs)		1,449		272,933
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)		152		35,130
Western Digital Corp. (Technology Hardware, Storage & Peripherals)		721		180,416
Weyerhaeuser Co. (Specialized REITs)		1,519		39,160
Williams-Sonoma, Inc. (Specialty Retail)		257		52,595
Willis Towers Watson PLC (Insurance)		202		64,129
Workday, Inc.*—Class A (Software)		458		80,439
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)		178		19,126
Xcel Energy, Inc. (Electric Utilities)		1,248		94,923
Xylem, Inc. (Machinery)		513		70,727
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		586		91,123
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)		106		24,908
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)		419		36,482
Zoetis, Inc. (Pharmaceuticals)		930		116,083
TOTAL COMMON STOCKS (Cost $33,013,711)	125,029,797

Repurchase Agreements(b)(c) (27.4%)

Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $47,055,184	$47,046,000		$47,046,000
TOTAL REPURCHASE AGREEMENTS (Cost $47,046,000)			47,046,000
TOTAL INVESTMENT SECURITIES (Cost $80,059,711)—100.3%			172,075,797
Net other assets (liabilities)—(0.3)%			(593,697)
NET ASSETS—100.0%			$171,482,100
*
Non-income producing security.
(a)
Number of shares is less than 0.50.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $28,967,000.

See accompanying notes to financial statements.

126 :: UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
REIT
Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Futures Contracts	61	3/23/26	$21,245,538		$47,900

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International		2/27/26	4.39%		$38,407,531	$(247,186)
SPDR S&P 500 ETF	Goldman Sachs International		2/27/26	4.30%	26,068,101		(145,102)
					$64,475,632		$(392,288)
S&P 500	UBS AG		2/27/26	4.44%		98,260,828	(603,778)
SPDR S&P 500 ETF	UBS AG		2/27/26	4.44%	34,494,399		(192,564)
					$132,755,227		$(796,342)
					$197,230,859		$(1,188,630)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: UltraBull ProFund :: 127

UltraBull ProFund invested in the following industries as of January 31, 2026:

Value		% of Net Assets
Aerospace & Defense	$2,240,459	1.3%
Air Freight & Logistics	407,786	0.2%
Automobile Components	34,542	NM
Automobiles	2,831,821	1.7%
Banks	4,449,535	2.7%
Beverages	1,328,431	0.8%
Biotechnology	2,124,047	1.2%
Broadline Retail	4,999,284	2.9%
Building Products	586,448	0.3%
Capital Markets	4,325,671	2.5%
Chemicals	1,297,098	0.8%
Commercial Services & Supplies	569,969	0.3%
Communications Equipment	1,134,801	0.7%
Construction & Engineering	302,019	0.2%
Construction Materials	340,388	0.2%
Consumer Finance	748,145	0.4%
Consumer Staples Distribution & Retail	2,362,723	1.3%
Containers & Packaging	238,198	0.1%
Distributors	58,395	NM
Diversified Telecommunication Services	788,144	0.5%
Electric Utilities	1,837,578	1.1%
Electrical Equipment	1,163,124	0.7%
Electronic Equipment, Instruments & Components	967,303	0.6%
Energy Equipment & Services	328,652	0.2%
Entertainment	1,569,677	0.9%
Financial Services	4,439,869	2.6%
Food Products	569,917	0.3%
Gas Utilities	56,223	NM
Ground Transportation	1,030,914	0.6%
Health Care Equipment & Supplies	2,436,306	1.4%
Health Care Providers & Services	1,951,971	1.1%
Health Care REITs	375,161	0.3%
Hotel & Resort REITs	24,978	NM
Hotels, Restaurants & Leisure	2,278,755	1.3%
Household Durables	302,926	0.2%
Household Products	1,049,750	0.6%
Independent Power/Renewable Electricity Producers	128,386	0.1%
Industrial Conglomerates	1,159,103	0.7%

	Value		% of Net Assets
Industrial REITs		$255,898	0.1%
Insurance		2,127,194	1.2%
Interactive Media & Services		10,780,137	6.2%
IT Services		1,191,525	0.7%
Leisure Products		25,096	NM
Life Sciences Tools & Services		1,122,006	0.7%
Machinery		2,176,003	1.3%
Media		435,565	0.3%
Metals & Mining		578,913	0.3%
Multi-Utilities		734,886	0.4%
Office REITs		37,980	NM
Oil, Gas & Consumable Fuels		3,638,386	2.1%
Passenger Airlines		211,866	0.1%
Personal Care Products		130,259	0.1%
Pharmaceuticals		4,172,676	2.5%
Professional Services		567,741	0.3%
Real Estate Management & Development		160,245	0.1%
Residential REITs		245,888	0.1%
Retail REITs		322,543	0.2%
Semiconductors		169,418	0.1%
Semiconductors & Semiconductor Equipment		18,534,706	10.9%
Software		11,083,098	6.4%
Specialized REITs		894,958	0.6%
Specialty Retail		2,206,898	1.3%
Technology Hardware, Storage & Peripherals		8,700,952	5.1%
Textiles, Apparel & Luxury Goods		315,075	0.2%
Tobacco		808,850	0.5%
Trading Companies & Distributors		309,168	0.2%
Water Utilities		53,202	NM
Wireless Telecommunication Services		200,168	0.1%
Other**	46,452,303		27.1%
Total	$171,482,100		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

128 :: UltraChina ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks (87.7%)

	Shares	Value
Alibaba Group Holding, Ltd.ADR (Broadline Retail)	27,865		$4,724,790
Ascentage Pharma Group International*ADR(a) (Biotechnology)	3,957		95,680
Atour Lifestyle Holdings, Ltd.ADR (Hotels, Restaurants & Leisure)	4,754		169,908
ATRenew, Inc.*ADR (Specialty Retail)	6,615		38,896
Autohome, Inc.*ADR (Interactive Media & Services)	3,456		76,170
Baidu, Inc.*ADR (Interactive Media & Services)	8,969		1,373,871
Belite Bio, Inc.*ADR (Pharmaceuticals)	1,003		169,507
BeOne Medicines, Ltd.*ADR (Biotechnology)	3,086		1,050,413
Bilibili, Inc.*ADR(a) (Entertainment)	15,949		542,903
Canaan, Inc.*ADR (Technology Hardware, Storage & Peripherals)	34,394		23,388
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	2,880		71,194
EHang Holdings, Ltd.*ADR (Aerospace & Defense)	2,889		36,893
FinVolution Group*ADR (Consumer Finance)	6,709		34,417
Full Truck Alliance Co., Ltd.ADR (Ground Transportation)	45,509		450,539
GDS Holdings, Ltd.*ADR(a) (IT Services)	7,083		316,539
H World Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	9,463		449,587
Hello Group, Inc.*ADR (Interactive Media & Services)	5,450		37,169
Hesai Group*ADR (Electrical Equipment)	6,115		145,965
iQIYI, Inc.*ADR (Entertainment)	29,098		60,524
JD.com, Inc.ADR (Broadline Retail)	33,628		957,725
JinkoSolar Holding Co., Ltd*ADR (Semiconductors & Semiconductor Equipment)	1,678		43,007
JOYY, Inc.ADR (Interactive Media & Services)	1,466		94,338
Kanzhun, Ltd.*ADR (Interactive Media & Services)	20,521		380,049
KE Holdings, Inc.ADR (Real Estate Management & Development)	35,837		670,869
Kingsoft Cloud Holdings, Ltd.*ADR (IT Services)	8,982		118,652
Legend Biotech Corp.*ADR (Biotechnology)	4,471		78,243
LexinFintech Holding, Ltd.*ADR (Consumer Finance)	6,278		17,892
Li Auto, Inc.*ADR(a) (Automobiles)	32,924		547,526
Lufax Holding, Ltd.ADR (Consumer Finance)	26,244		69,809
MINISO Group Holding, Ltd.ADR (Broadline Retail)	5,281		97,487
NetEase, Inc.ADR (Entertainment)	11,022		1,419,965
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	7,550		455,869
NIO, Inc.*ADR (Automobiles)	101,201		475,645
NovaBridge Biosciences*ADR (Biotechnology)	3,935		13,025
PDD Holdings, Inc.*ADR (Broadline Retail)	25,169		2,543,327
Pony AI, Inc.*ADR (Software)	10,931		151,722
Qifu Technology, Inc.ADR (Consumer Finance)	5,774		89,786
RLX Technology, Inc.ADR (Tobacco)	33,353		77,045
Structure Therapeutics, Inc.*ADR (Pharmaceuticals)	3,616		319,835

Common Stocks, continued

	Shares	Value
TAL Education Group*ADR (Diversified Consumer Services)	22,917		$291,046
Tencent Music Entertainment Group*ADR (Entertainment)	27,216		456,684
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	14,058		862,740
Up Fintech Holding, Ltd.*ADR (Capital Markets)	6,975		59,567
Vipshop Holdings, Ltd.*ADR (Broadline Retail)	12,513		214,098
VNET Group, Inc.*ADR(a) (IT Services)	8,717		91,790
Weibo Corp.*ADR (Interactive Media & Services)	5,359		56,698
WeRide, Inc.*ADR (Auto Components)	10,585		84,786
XPeng, Inc.*ADR(a) (Automobiles)	50,673		911,100
Zai Lab, Ltd.*ADR (Biotechnology)	5,599		92,943
ZTO Express Cayman, Inc.*ADR (Air Freight & Logistics)	23,061		505,728
TOTAL COMMON STOCKS (Cost $13,286,565)		22,117,349

Repurchase Agreements(b)(c) (15.7%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $3,964,774		$3,964,000		$3,964,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,964,000)				3,964,000

Collateral for Securities Loaned(d) (6.5%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 3.69%(e)	1,644,056		$1,644,056
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,644,056)		1,644,056
TOTAL INVESTMENT SECURITIES (Cost $18,894,621)—109.9%			27,725,405
Net other assets (liabilities)—(9.9)%			(2,506,377)
NET ASSETS—100.0%			$25,219,028
*
Non-income producing security.
(a)
All or part of this security was on loan as of January 31, 2026. The total value of securities on loan as of January 31, 2026 was $1,543,937.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $843,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at January 31, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of January 31, 2026.
ADR
American Depositary Receipt

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: UltraChina ProFund :: 129

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P China Select ADR Index (USD)	Goldman Sachs International		2/27/26	4.39%	$2,809,978	$(77,634)
S&P China Select ADR Index (USD)	UBS AG		2/27/26	4.24%	25,549,444	(577,605)
					$28,359,422	$(655,239)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraChina ProFund invested in the following industries as of January 31, 2026:

	Value		% of Net Assets
Aerospace & Defense		$36,893		0.1%
Air Freight & Logistics		505,728		2.0%
Auto Components		84,786		0.3%
Automobiles		1,934,271		7.7%
Biotechnology		1,330,304		5.3%
Broadline Retail		8,537,427		33.7%
Capital Markets		59,567		0.2%
Consumer Finance		211,904		0.8%
Diversified Consumer Services		746,915		3.0%
Electrical Equipment		145,965		0.6%
Entertainment		2,480,076		9.9%
Ground Transportation		450,539		1.8%
Hotels, Restaurants & Leisure		1,482,235		5.9%
Interactive Media & Services		2,018,295		8.0%
IT Services		526,981		2.1%
Pharmaceuticals		489,342		1.9%
Real Estate Management & Development		670,869		2.7%
Semiconductors & Semiconductor Equipment		114,201		0.5%
Software		151,722		0.6%
Specialty Retail		38,896		0.2%
Technology Hardware, Storage & Peripherals		23,388		0.1%
Tobacco		77,045		0.3%
Other**	3,101,679			12.3%
Total	$25,219,028			100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of January 31, 2026:

	Value		% of Net Assets
China		$22,117,349		87.7%
Other**	3,101,679			12.3%
Total	$25,219,028			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

130 :: UltraDow 30 ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks (75.0%)

	Shares	Value
3M Co. (Industrial Conglomerates)	4,052		$620,604
Amazon.com, Inc.* (Broadline Retail)	4,050		969,165
American Express Co. (Consumer Finance)	4,054		1,427,697
Amgen, Inc. (Biotechnology)	4,055		1,386,324
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4,050		1,050,894
Caterpillar, Inc. (Machinery)	4,055		2,665,595
Chevron Corp. (Oil, Gas & Consumable Fuels)	4,051		716,622
Cisco Systems, Inc. (Communications Equipment)	4,053		317,431
Honeywell International, Inc. (Industrial Conglomerates)	4,049		921,229
International Business Machines Corp. (IT Services)	4,051		1,242,442
Johnson & Johnson (Pharmaceuticals)	4,051		920,590
JPMorgan Chase & Co. (Banks)	4,051		1,239,160
McDonald’s Corp. (Hotels, Restaurants & Leisure)	4,055		1,277,325
Merck & Co., Inc. (Pharmaceuticals)	4,053		446,924
Microsoft Corp. (Software)	4,055		1,744,825
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	4,053		250,516
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,051		774,268
Salesforce, Inc. (Software)	4,052		860,199
The Boeing Co.* (Aerospace & Defense)	4,050		946,566
The Coca-Cola Co. (Beverages)	4,054		303,280
The Goldman Sachs Group, Inc. (Capital Markets)	4,055		3,793,088
The Home Depot, Inc. (Specialty Retail)	4,055		1,518,962
The Procter & Gamble Co. (Household Products)	4,050		614,668
The Sherwin-Williams Co. (Chemicals)	4,055		1,438,065
The Travelers Cos., Inc. (Insurance)	4,051		1,152,550
The Walt Disney Co. (Entertainment)	4,052		457,065

Common Stocks, continued

	Shares	Value
UnitedHealth Group, Inc. (Health Care Providers & Services)	4,055		$1,163,501
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,053		180,440
Visa, Inc.—Class A (Financial Services)	4,055		1,305,021
Walmart, Inc. (Consumer Staples Distribution & Retail)	4,051		482,636
TOTAL COMMON STOCKS (Cost $9,851,683)		32,187,652

Repurchase Agreements(a)(b) (23.7%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $10,160,983		$10,159,000		$10,159,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,159,000)			10,159,000
TOTAL INVESTMENT SECURITIES (Cost $20,010,683)—98.7%				42,346,652
Net other assets (liabilities)—1.3%				556,470
NET ASSETS—100.0%				$42,903,122
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $6,497,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini Dow Jones Industrial Average Index Futures Contracts	9	3/23/26		$2,205,360	$19,910

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International		2/27/26	4.39%		$20,980,835	$(55,856)
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International		2/27/26	4.23%	9,299,290		(23,972)
					$30,280,125		$(79,828)
Dow Jones Industrial Average	UBS AG		2/27/26	4.44%		18,762,862	(51,124)
SPDR Dow Jones Industrial Average ETF	UBS AG		2/27/26	4.44%	2,401,225		(6,246)
					$21,164,087		$(57,370)
					$51,444,212		$(137,198)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: UltraDow 30 ProFund :: 131

UltraDow 30 ProFund invested in the following industries as of January 31, 2026:

	Value		% of Net Assets
Aerospace & Defense		$946,566		2.2%
Banks		1,239,160		2.9%
Beverages		303,280		0.7%
Biotechnology		1,386,324		3.2%
Broadline Retail		969,165		2.3%
Capital Markets		3,793,088		8.8%
Chemicals		1,438,065		3.4%
Communications Equipment		317,431		0.7%
Consumer Finance		1,427,697		3.3%
Consumer Staples Distribution & Retail		482,636		1.1%
Diversified Telecommunication Services		180,440		0.4%
Entertainment		457,065		1.1%
Financial Services		1,305,021		3.0%
Health Care Providers & Services		1,163,501		2.7%
Hotels, Restaurants & Leisure		1,277,325		3.0%
Household Products		614,668		1.5%
Industrial Conglomerates		1,541,833		3.6%
Insurance		1,152,550		2.7%

	Value		% of Net Assets
IT Services		$1,242,442		2.9%
Machinery		2,665,595		6.2%
Oil, Gas & Consumable Fuels		716,622		1.7%
Pharmaceuticals		1,367,514		3.2%
Semiconductors & Semiconductor Equipment		774,268		1.8%
Software		2,605,024		6.1%
Specialty Retail		1,518,962		3.5%
Technology Hardware, Storage & Peripherals		1,050,894		2.4%
Textiles, Apparel & Luxury Goods		250,516		0.6%
Other**	10,715,470			25.0%
Total	$42,903,122			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

132 :: UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Telekomunikasi Indonesia Persero Tbk.*ADR (Diversified Telecommunication Services)	3,546		$74,892
Tencent Music Entertainment Group*ADR (Entertainment)	3,846		64,536
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	4,730		290,280
United Microelectronics Corp.ADR(a) (Semiconductors & Semiconductor Equipment)	18,367		186,976
Vale S.A.ADR (Metals & Mining)	27,891		448,208
Wipro, Ltd.*ADR(a) (IT Services)	23,656		59,613
Woori Financial Group, Inc.ADR (Banks)	1,752		108,764
XPeng, Inc.*ADR(a) (Automobiles)	5,709		102,649
ZTO Express Cayman, Inc.*ADR (Air Freight & Logistics)	3,259		71,470
TOTAL COMMON STOCKS (Cost $10,073,609)		15,099,509

Preferred Stocks (1.5%)

Axia Energia*ADR—Class C (Electric Utilities)	1,867	18,670
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	17,163	246,461
		265,131
TOTAL PREFERRED STOCKS (Cost $145,296)		265,131

Repurchase Agreements(b)(c) (16.7%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $2,927,571		$2,927,000		$2,927,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,927,000)				2,927,000

Collateral for Securities Loaned(d) (5.4%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 3.69%(e)	937,718		$937,718
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $937,718)		937,718
TOTAL INVESTMENT SECURITIES (Cost $14,083,623)—110.0%			19,229,358
Net other assets (liabilities)—(10.0)%			(1,742,240)
NET ASSETS—100.0%			$17,487,118
*
Non-income producing security.
(a)
All or part of this security was on loan as of January 31, 2026. The total value of securities on loan as of January 31, 2026 was $887,709.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $584,000.

Common Stocks (86.4%)

	Shares	Value
Alibaba Group Holding, Ltd.ADR (Broadline Retail)	17,000		$2,882,519
Ambev S.A.*ADR(a) (Beverages)	33,112		92,051
America Movil S.A.B. de C.V.*ADR (Wireless Telecommunication Services)	7,035		145,625
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	13,634		258,773
Axia Energia*ADR (Electric Utilities)	7,103		73,303
Baidu, Inc.*ADR (Interactive Media & Services)	2,165		331,635
Banco Bradesco S.A.ADR (Banks)	41,145		166,637
Banco de ChileADR (Banks)	1,808		78,883
BeOne Medicines, Ltd.*ADR (Biotechnology)	563		191,634
Bilibili, Inc.*ADR(a) (Entertainment)	2,254		76,726
Cemex S.A.B. de C.V.*ADR (Construction Materials)	11,778		146,989
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	2,958		125,656
Cia de Saneamento Basico do Estado de Sao Paulo*ADR (Water Utilities)	3,669		98,549
Dr. Reddy’s Laboratories, Ltd.*ADR (Pharmaceuticals)	4,740		63,611
Embraer S.A.ADR (Aerospace & Defense)	1,354		99,465
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	1,322		137,964
Full Truck Alliance Co., Ltd.ADR (Ground Transportation)	6,431		63,667
Gold Fields, Ltd.ADR (Metals & Mining)	6,964		349,036
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	317		87,146
Harmony Gold Mining Co., Ltd.*ADR (Metals & Mining)	4,247		90,631
HDFC Bank, Ltd.ADR (Banks)	27,001		874,292
ICICI Bank, Ltd.ADR (Banks)	20,569		602,466
Infosys, Ltd.ADR(a) (IT Services)	27,476		483,028
Itau Unibanco Holding S.A.ADR (Banks)	42,719		366,957
JD.com, Inc.ADR (Broadline Retail)	11,274		321,084
Kanzhun, Ltd.*ADR (Interactive Media & Services)	2,900		53,708
KB Financial Group, Inc.*ADR (Banks)	2,760		259,357
KE Holdings, Inc.ADR (Real Estate Management & Development)	5,065		94,817
Korea Electric Power Corp.*ADR (Electric Utilities)	3,996		80,759
Li Auto, Inc.*ADR(a) (Automobiles)	4,653		77,379
NetEase, Inc.ADR (Entertainment)	2,660		342,688
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	1,067		64,425
NIO, Inc.*ADR (Automobiles)	14,302		67,219
PDD Holdings, Inc.*ADR (Broadline Retail)	5,709		576,894
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	14,476		222,062
POSCO Holdings, Inc.*ADR (Metals & Mining)	2,343		138,987
Shinhan Financial Group Co., Ltd.*ADR (Banks)	3,589		209,346
Sibanye Stillwater, Ltd.ADR (Metals & Mining)	5,506		92,942
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	1,111		85,369
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	9,432		3,117,842

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: UltraEmerging Markets ProFund :: 133

(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at January 31, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of January 31, 2026.
ADR
American Depositary Receipt

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International		2/27/26	4.39%		$9,797,291	$(319,949)
S&P Emerging 50 ADR Index (USD)	UBS AG		2/27/26	4.44%	9,848,137		(333,417)
					$19,645,428		$(653,366)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraEmerging Markets ProFund invested in the following industries as of January 31, 2026:

Value		% of Net Assets
Aerospace & Defense	$99,465		0.6%
Air Freight & Logistics	71,470		0.4%
Automobiles	247,247		1.4%
Banks	2,666,702		15.2%
Beverages	230,015		1.3%
Biotechnology	191,634		1.1%
Broadline Retail	3,780,497		21.6%
Chemicals	85,369		0.5%
Construction Materials	146,989		0.9%
Diversified Consumer Services	64,425		0.4%
Diversified Telecommunication Services	200,548		1.1%
Electric Utilities	172,732		1.0%
Entertainment	483,950		2.7%
Ground Transportation	63,667		0.4%
Hotels, Restaurants & Leisure	290,280		1.7%
Interactive Media & Services	385,343		2.2%
IT Services	542,641		3.1%
Metals & Mining	1,119,804		6.4%
Oil, Gas & Consumable Fuels	468,523		2.7%
Pharmaceuticals	63,611		0.4%
Real Estate Management & Development	94,817		0.5%
Semiconductors & Semiconductor Equipment	3,563,591		20.4%
Transportation Infrastructure	87,146		0.5%
Water Utilities	98,549		0.6%
Wireless Telecommunication Services	145,625		0.8%
Other**	2,122,478		12.1%
Total	$17,487,118		100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of January 31, 2026:

	Value		% of Net Assets
Brazil		$1,832,363		10.5%
Chile		164,252		1.0%
China		5,673,330		32.4%
India		2,083,010		11.9%
Indonesia		74,892		0.4%
Mexico		517,724		3.0%
South Africa		532,609		3.0%
South Korea		797,213		4.6%
Taiwan		3,689,247		21.1%
Other**	2,122,478			12.1%
Total	$17,487,118			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

134 :: UltraInternational ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Repurchase Agreements(a)(b) (95.5%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $7,911,544		$7,910,000		$7,910,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,910,000)				7,910,000
TOTAL INVESTMENT SECURITIES (Cost $7,910,000)—95.5%				7,910,000
Net other assets (liabilities)—4.5%				368,990
NET ASSETS—100.0%				$8,278,990
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $423,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	2/27/26		4.29%		$8,447,454	$(123,811)
MSCI EAFE Index	UBS AG	2/27/26		4.44%	8,182,421		(117,458)
					$16,629,875		$(241,269)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: UltraJapan ProFund :: 135

Repurchase Agreements(a)(b) (80.7%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $23,516,590		$23,512,000		$23,512,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,512,000)			23,512,000
TOTAL INVESTMENT SECURITIES (Cost $23,512,000)—80.7%				23,512,000
Net other assets (liabilities)—19.3%				5,606,142
NET ASSETS—100.0%				$29,118,142
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $20,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Index Futures Contracts	217		3/13/26	$58,112,600	$2,755,224

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International		2/27/26		4.09%	$72,274	$2,928
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

136 :: UltraLatin America ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks (83.7%)

	Shares	Value
Ambev S.A.*ADR(a) (Beverages)	130,231		$362,042
America Movil S.A.B. de C.V.*ADR (Wireless Telecommunication Services)	27,751		574,446
Axia Energia*ADR (Electric Utilities)	27,947		288,413
Banco Bradesco S.A.ADR (Banks)	151,894		615,171
Banco de ChileADR (Banks)	7,113		310,340
Banco Santander ChileADR (Banks)	4,758		167,577
Cemex S.A.B. de C.V.*ADR (Construction Materials)	46,303		577,861
Cia de Minas Buenaventura S.A.AADR (Metals & Mining)	7,297		249,995
Cia de Saneamento Basico do Estado de Sao Paulo*ADR (Water Utilities)	14,437		387,778
Cia Energetica de Minas GeraisADR (Electric Utilities)	58,213		125,158
Coca-Cola Femsa S.A.B. de C.V.*ADR (Beverages)	1,614		168,324
Corp Inmobiliaria Vesta S.A.B. de C.V.ADR (Real Estate Management & Development)	2,698		83,476
Ecopetrol S.A.ADR(a) (Oil, Gas & Consumable Fuels)	7,523		94,564
Embraer S.A.ADR (Aerospace & Defense)	5,309		389,999
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	4,870		508,233
Gerdau S.A.*ADR (Metals & Mining)	39,342		167,990
Grupo Aeroportuario del Centro Norte S.A.B. deADR (Transportation Infrastructure)	1,029		120,352
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	1,252		344,188
Grupo Aeroportuario del Sureste S.A.B. de C.V.ADR (Transportation Infrastructure)	525		181,193
Grupo Cibest S.A.ADR (Banks)	3,456		282,183
Grupo Financiero Galicia S.A.*ADR (Banks)	3,730		205,560
Itau Unibanco Holding S.A.ADR (Banks)	167,586		1,439,564
Latam Airlines Group S.A.*ADR (Airlines)	3,865		254,356
Pampa Energia S.A.*ADR (Electric Utilities)	885		76,676
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	56,779		870,990
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	4,373		336,020
Suzano S.A.*ADR (Paper & Forest Products)	20,552		192,572
Telefonica Brasil S.A.*ADR (Diversified Telecommunication Services)	11,364		161,142
TIM S.A.ADR(a) (Wireless Telecommunication Services)	4,884		113,797
Ultrapar Participacoes S.A.*ADR (Oil, Gas & Consumable Fuels)	21,270		101,671
Vale S.A.ADR (Metals & Mining)	109,441		1,758,717
Vista Energy S.A.B. de C.V.*ADR (Oil, Gas & Consumable Fuels)	2,172		131,384
YPF S.A.*ADR(a) (Oil, Gas & Consumable Fuels)	5,894		234,523
TOTAL COMMON STOCKS (Cost $6,479,154)		11,876,255

Preferred Stocks (7.4%)

	Shares	Value
Axia Energia*ADR—Class C (Electric Utilities)	7,349		$73,490
Petroleo Brasileiro S.A.*ADR (Oil, Gas & Consumable Fuels)	67,702		972,201
			1,045,691
TOTAL PREFERRED STOCKS (Cost $444,283)			1,045,691

Repurchase Agreements(b)(c) (21.1%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $3,001,586		$3,001,000		$3,001,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,001,000)				3,001,000

Collateral for Securities Loaned(d) (5.4%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 3.69%(e)	766,522		$766,522
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $766,522)		766,522
TOTAL INVESTMENT SECURITIES (Cost $10,690,959)—117.6%			16,689,468
Net other assets (liabilities)—(17.6)%			(2,493,887)
NET ASSETS—100.0%			$14,195,581
*
Non-income producing security.
(a)
All or part of this security was on loan as of January 31, 2026. The total value of securities on loan as of January 31, 2026 was $724,168.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $544,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at January 31, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of January 31, 2026.
ADR
American Depositary Receipt

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: UltraLatin America ProFund :: 137

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Latin America 35 ADR Index (USD)	Goldman Sachs International	2/27/26		4.39%		$8,125,246	$(218,761)
S&P Latin America 35 ADR Index (USD)	UBS AG	2/27/26		4.24%	7,124,465		(234,602)
					$15,249,711		$(453,363)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund invested in the following industries as of January 31, 2026:

	Value		% of Net Assets
Aerospace & Defense		$389,999		2.7%
Airlines		254,356		1.8%
Banks		3,020,395		21.3%
Beverages		1,038,599		7.4%
Chemicals		336,020		2.4%
Construction Materials		577,861		4.1%
Diversified Telecommunication Services		161,142		1.1%
Electric Utilities		563,737		3.9%
Metals & Mining		2,176,702		15.4%
Oil, Gas & Consumable Fuels		2,405,333		17.0%
Paper & Forest Products		192,572		1.4%
Real Estate Management & Development		83,476		0.6%
Transportation Infrastructure		645,733		4.5%
Water Utilities		387,778		2.7%
Wireless Telecommunication Services		688,243		4.8%
Other**	1,273,635			8.9%
Total		$14,195,581		100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of January 31, 2026:

	Value		% of Net Assets
Argentina		$516,759		3.6%
Brazil		8,020,695		56.5%
Chile		1,068,293		7.6%
Colombia		376,747		2.7%
Mexico		2,689,457		18.9%
Peru		249,995		1.8%
Other**	1,273,635			8.9%
Total		$14,195,581		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

138 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks (67.7%)

	Shares		Value
AAON, Inc. (Building Products)		530		$48,262
Abercrombie & Fitch Co.*—Class A (Specialty Retail)		368		35,928
Acuity, Inc. (Electrical Equipment)		238		73,599
Advanced Drainage Systems, Inc. (Building Products)		560		85,142
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)		293		74,820
AECOM* (Construction & Engineering)		1,037		99,998
AeroVironment, Inc.* (Aerospace & Defense)		249		69,319
Affiliated Managers Group, Inc. (Capital Markets)		220		68,880
AGCO Corp. (Machinery)		485		55,004
Agree Realty Corp. (Retail REITs)		898		64,862
Alaska Air Group, Inc.* (Passenger Airlines)		908		46,154
Albertsons Cos., Inc.—Class A (Consumer Staples Distribution & Retail)		3,096		51,548
Alcoa Corp. (Metals & Mining)		2,027		115,154
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)		971		35,840
Ally Financial, Inc. (Consumer Finance)		2,194		92,763
American Airlines Group, Inc.* (Passenger Airlines)		5,167		68,721
American Financial Group, Inc. (Insurance)		542		70,606
American Healthcare REIT, Inc. (Health Care REITs)		1,378		64,642
American Homes 4 Rent—Class A (Residential REITs)		2,552		79,929
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)		890		43,014
Annaly Capital Management, Inc. (Mortgage REITs)		5,346		123,012
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)		2,610		49,120
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)		2,294		83,433
API Group Corp.* (Industrial Support Services)		2,897		120,428
Appfolio, Inc.*—Class A (Software)		181		34,368
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		295		76,821
AptarGroup, Inc. (Containers & Packaging)		514		64,224
Aramark (Hotels, Restaurants & Leisure)		2,057		79,174
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)		403		53,393
ASGN, Inc.* (IT Services)		334		17,398
Ashland, Inc. (Chemicals)		358		21,895
Associated Banc-Corp. (Banks)		1,280		34,893
ATI, Inc. (Metals & Mining)		1,063		127,879
Autoliv, Inc. (Automobile Components)		547		66,318
AutoNation, Inc.* (Specialty Retail)		214		43,866
Avantor, Inc.* (Life Sciences Tools & Services)		5,337		58,280
Avient Corp. (Chemicals)		717		25,920
Avis Budget Group, Inc.* (Ground Transportation)		132		15,179
Avnet, Inc. (Electronic Equipment, Instruments & Components)		637		39,742
Axalta Coating Systems, Ltd.* (Chemicals)		1,670		56,079
Bank OZK (Banks)		829		39,427
Bath & Body Works, Inc. (Retail—Discretionary)		1,614		35,185

Common Stocks, continued

Shares		Value
Belden, Inc. (Electronic Equipment, Instruments & Components)	308		$36,193
BellRing Brands, Inc.* (Personal Care Products)	986		24,522
Bentley Systems, Inc.—Class B (Software)	1,166		40,950
BILL Holdings, Inc.* (Software)	698		30,133
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,504		85,036
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	142		41,705
BJ’s Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	1,031		95,306
Black Hills Corp. (Multi-Utilities)	591		43,131
Blackbaud, Inc. (Software)	287		15,412
Booz Allen Hamilton Holding Corporation (Professional Services)	949		83,911
BorgWarner, Inc. (Automobile Components)	1,675		79,412
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	453		38,297
Brighthouse Financial, Inc.* (Insurance)	448		28,699
Brixmor Property Group, Inc. (Retail REITs)	2,396		64,189
Bruker Corp.* (Life Sciences Tools & Services)	868		38,444
Brunswick Corp. (Leisure Products)	509		40,832
Burlington Stores, Inc.* (Specialty Retail)	487		144,084
BWX Technologies, Inc. (Aerospace & Defense)	716		147,088
Cabot Corp. (Chemicals)	416		30,031
CACI International, Inc.*—Class A (Professional Services)	173		107,360
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	933		21,058
Carlisle Cos., Inc. (Building Products)	326		111,129
Carpenter Technology Corp. (Metals & Mining)	390		123,954
Casey’s General Stores, Inc. (Consumer Staples Distribution & Retail)	291		176,492
Cava Group, Inc.* (Leisure Facilities & Services)	781		47,344
Celsius Holdings, Inc.* (Beverages)	1,251		65,652
Chart Industries, Inc.* (Machinery)	346		71,740
Chemed Corp. (Health Care Providers & Services)	111		47,413
Chewy, Inc.*—Class A (Specialty Retail)	1,762		51,292
Choice Hotels International, Inc.* (Hotels, Restaurants & Leisure)	162		16,654
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	445		44,607
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	519		51,049
Ciena Corp.* (Communications Equipment)	1,104		277,998
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	399		52,006
Clean Harbors, Inc.* (Commercial Services & Supplies)	393		102,145
Cleveland-Cliffs, Inc.* (Metals & Mining)	4,459		61,356
CNH Industrial N.V. (Machinery)	6,927		74,535
CNO Financial Group, Inc. (Insurance)	746		31,369
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,055		40,934
Coca-Cola Consolidated, Inc. (Beverages)	443		67,363
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,312		50,827

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 139

Common Stocks, continued

Shares		Value
Coherent Corp.* (Electronic Equipment, Instruments & Components)	1,230		$260,982
Columbia Banking System, Inc. (Banks)	2,341		68,919
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	198		10,945
Commerce Bancshares, Inc. (Banks)	1,012		53,272
Commercial Metals Co. (Metals & Mining)	869		66,800
CommVault Systems, Inc.* (Software)	345		29,567
Concentrix Corp. (Professional Services)	346		12,923
COPT Defense Properties (Office REITs)	884		27,236
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	1,493		79,666
Corebridge Financial, Inc (Financial Services)	2,093		64,527
Coty, Inc.—Class A (Personal Care Products)	2,875		9,114
Cousins Properties, Inc. (Office REITs)	1,315		33,191
Crane Co. (Machinery)	383		69,951
Crane NXT Co. (Electronic Equipment, Instruments & Components)	387		19,551
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	406		34,072
Crown Holdings, Inc. (Containers & Packaging)	892		93,375
CubeSmart (Specialized REITs)	1,785		66,991
Cullen/Frost Bankers, Inc. (Banks)	500		68,910
Curtiss-Wright Corp. (Aerospace & Defense)	289		189,782
Cytokinetics, Inc.* (Biotechnology)	943		59,588
Darling Ingredients, Inc.* (Food Products)	1,238		56,527
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	1,562		19,478
Dick’s Sporting Goods, Inc. (Specialty Retail)	517		104,434
DocuSign, Inc.* (Software)	1,573		82,645
Dolby Laboratories, Inc.*—Class A (Software)	479		30,747
Donaldson Co., Inc. (Machinery)	907		92,460
Doximity, Inc.*—Class A (Health Care Technology)	1,075		40,280
Dropbox, Inc.*—Class A (Software)	1,365		34,780
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	796		100,311
Duolingo, Inc.* (Diversified Consumer Services)	313		41,961
Dutch Bros, Inc.* (Leisure Facilities & Services)	995		54,118
Dycom Industries, Inc.* (Construction & Engineering)	227		82,717
Dynatrace, Inc.* (Software)	2,360		89,892
Eagle Materials, Inc. (Construction Materials)	251		51,157
East West Bancorp, Inc. (Banks)	1,077		123,251
EastGroup Properties, Inc. (Industrial REITs)	417		75,743
EchoStar Corp.*—Class A (Media)	1,054		119,334
Elanco Animal Health, Inc.* (Pharmaceuticals)	3,889		93,647
elf Beauty, Inc.* (Personal Care Products)	467		39,690
Encompass Health Corp. (Health Care Providers & Services)	788		74,490
EnerSys (Electrical Equipment)	289		52,075
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	1,187		140,148
Envista Holdings Corp.* (Health Care Equipment & Supplies)	1,287		30,206
EPR Properties (Specialized REITs)	596		32,327
Equitable Holdings, Inc. (Financial Services)	2,243		104,076
Equity LifeStyle Properties, Inc. (Residential REITs)	1,517		95,829
Esab Corp. (Machinery)	447		54,132
Essent Group, Ltd. (Financial Services)	757		47,630
Essential Utilities, Inc. (Water Utilities)	2,215		85,920

Common Stocks, continued

Shares		Value
Euronet Worldwide, Inc.* (Financial Services)	306		$22,173
Evercore, Inc. (Capital Markets)	303		107,040
Exelixis, Inc.* (Biotechnology)	2,099		86,815
ExlService Holdings, Inc.* (Professional Services)	1,242		48,624
Exponent, Inc. (Professional Services)	390		28,029
F.N.B. Corp. (Banks)	2,803		49,193
Fabrinet* (Electronic Equipment, Instruments & Components)	280		137,044
Federated Hermes, Inc.—Class B (Capital Markets)	578		30,796
Fidelity National Financial, Inc. (Insurance)	1,995		108,508
First American Financial Corp. (Insurance)	798		50,418
First Financial Bankshares, Inc. (Banks)	1,020		32,456
First Horizon Corp. (Banks)	3,854		94,384
First Industrial Realty Trust, Inc. (Industrial REITs)	1,037		60,177
FirstCash Holdings, Inc. (Consumer Finance)	304		51,832
Five Below, Inc.* (Specialty Retail)	432		82,788
Flex, Ltd.* (Electronic Equipment, Instruments & Components)	2,895		182,502
Floor & Decor Holdings, Inc.*—Class A (Specialty Retail)	843		55,604
Flowers Foods, Inc. (Food Products)	1,653		18,894
Flowserve Corp. (Machinery)	995		77,759
Fluor Corp. (Construction & Engineering)	1,262		58,292
Fortune Brands Innovations, Inc. (Building Products)	940		50,854
FTI Consulting, Inc.* (Professional Services)	237		41,397
GameStop Corp.—Class A (Specialty Retail)	3,226		77,037
Gaming and Leisure Properties, Inc. (Specialized REITs)	2,215		99,122
GATX Corp. (Trading Companies & Distributors)	279		50,753
Genpact, Ltd. (Professional Services)	1,255		55,346
Gentex Corp. (Automobile Components)	1,714		39,439
Glacier Bancorp, Inc. (Banks)	1,007		51,035
Globus Medical, Inc.* (Health Care Equipment & Supplies)	872		79,073
Graco, Inc. (Machinery)	1,298		113,354
Graham Holdings Co.—Class B (Diversified Consumer Services)	27		31,499
Grand Canyon Education, Inc.* (Diversified Consumer Services)	216		37,549
Graphic Packaging Holding Co. (Containers & Packaging)	2,310		33,842
Greif, Inc.—Class A (Containers & Packaging)	205		14,477
Guidewire Software, Inc.* (Software)	665		93,605
GXO Logistics, Inc.* (Air Freight & Logistics)	896		50,705
H&R Block, Inc. (Diversified Consumer Services)	990		39,056
Haemonetics Corp.* (Health Care Equipment & Supplies)	366		24,398
Halozyme Therapeutics, Inc.* (Biotechnology)	920		65,973
Hamilton Lane, Inc.—Class A (Capital Markets)	320		45,197
Hancock Whitney Corp. (Banks)	654		44,995
Harley-Davidson, Inc. (Automobiles)	925		18,315
Healthcare Realty Trust, Inc. (Health Care REITs)	2,752		46,206
HealthEquity, Inc.* (Health Care Providers & Services)	674		57,742

See accompanying notes to financial statements.

140 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

Shares		Value
Hecla Mining Co. (Metals & Mining)	5,245		$118,117
Hexcel Corp. (Aerospace & Defense)	623		51,591
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	1,224		63,636
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	469		21,157
Hims & Hers Health, Inc.*(a) (Health Care Providers & Services)	1,631		44,184
Home BancShares, Inc. (Banks)	1,431		41,356
Houlihan Lokey, Inc. (Capital Markets)	427		71,873
Hyatt Hotels Corp.*—Class A (Hotels, Restaurants & Leisure)	327		51,133
IDACORP, Inc. (Electric Utilities)	423		56,170
Illumina, Inc.* (Life Sciences Tools & Services)	1,196		173,192
Independence Realty Trust, Inc. (Residential REITs)	1,869		31,212
Ingredion, Inc. (Food Products)	497		58,695
International Bancshares Corp. (Banks)	423		29,458
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	198		18,297
ITT, Inc. (Machinery)	665		121,229
Janus Henderson Group PLC (Capital Markets)	967		46,542
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	476		78,297
Jefferies Financial Group, Inc. (Capital Markets)	1,292		79,045
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	369		132,069
KB Home (Household Durables)	507		29,173
KBR, Inc. (Professional Services)	994		42,553
Kemper Corp. (Insurance)	458		18,050
Kilroy Realty Corp. (Office REITs)	852		29,377
Kinsale Capital Group, Inc. (Insurance)	173		68,487
Kirby Corp.* (Marine Transportation)	424		49,888
Kite Realty Group Trust (Retail REITs)	1,695		39,816
Knife River Corp. (Construction Materials)	444		29,823
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	1,271		70,032
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	1,322		136,179
Kyndryl Holdings, Inc.* (IT Services)	1,789		41,147
Lamar Advertising Co.—Class A (Specialized REITs)	680		87,251
Lancaster Colony Corp. (Food Products)	159		27,280
Landstar System, Inc. (Ground Transportation)	269		40,178
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	519		34,731
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,071		86,237
Lear Corp. (Automobile Components)	406		47,539
Lincoln Electric Holdings, Inc. (Machinery)	431		114,365
Lithia Motors, Inc.—Class A (Specialty Retail)	190		61,454
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	195		63,133
LivaNova PLC* (Health Care Equipment & Supplies)	427		28,058
Louisiana-Pacific Corp. (Paper & Forest Products)	496		41,535
Lumentum Holdings, Inc.* (Communications Equipment)	555		217,471
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	501		109,749

Common Stocks, continued

Shares		Value
Macy’s, Inc. (Broadline Retail)	2,102		$42,082
Manhattan Associates, Inc.* (Software)	472		71,277
Maplebear, Inc.* (Consumer Staples Distribution & Retail)	1,438		53,436
Masimo Corp.* (Health Care Equipment & Supplies)	357		49,027
MasTec, Inc.* (Construction & Engineering)	480		115,430
Matador Resources Co. (Oil, Gas & Consumable Fuels)	914		41,349
Mattel, Inc.* (Leisure Products)	2,433		50,826
Maximus, Inc. (Professional Services)	441		41,648
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	174		101,352
MGIC Investment Corp. (Financial Services)	1,751		47,137
MKS, Inc. (Semiconductors & Semiconductor Equipment)	526		123,825
Morningstar, Inc. (Capital Markets)	187		37,791
MP Materials Corp.*(a) (Metals & Mining)	1,054		61,944
MSA Safety, Inc. (Commercial Services & Supplies)	288		51,019
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	358		30,194
Mueller Industries, Inc. (Machinery)	869		118,305
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,050		31,595
Murphy USA, Inc. (Specialty Retail)	133		56,194
National Fuel Gas Co. (Gas Utilities)	707		59,212
National Storage Affiliates Trust (Specialized REITs)	554		17,623
Neurocrine Biosciences, Inc.* (Biotechnology)	780		106,127
New Jersey Resources Corp. (Gas Utilities)	786		38,891
New York Community Bancorp, Inc. (Banks)	2,343		30,974
NewMarket Corp. (Chemicals)	61		40,918
Nexstar Media Group, Inc. (Media)	223		47,361
Nextpower, Inc.*—Class A (Electrical Equipment)	1,162		136,059
NNN REIT, Inc. (Retail REITs)	1,487		61,963
NorthWestern Energy Group, Inc. (Multi-Utilities)	481		32,641
NOV, Inc. (Energy Equipment & Services)	2,855		52,389
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	280		37,671
Nutanix, Inc.*—Class A (Software)	2,120		83,380
nVent Electric PLC (Electrical Equipment)	1,263		141,784
OGE Energy Corp. (Electric Utilities)	1,577		68,883
Okta, Inc.* (IT Services)	1,319		111,429
Old National Bancorp (Banks)	2,722		66,498
Old Republic International Corp. (Insurance)	1,782		69,801
Olin Corp. (Chemicals)	893		18,583
Ollie’s Bargain Outlet Holdings, Inc.* (Broadline Retail)	480		52,949
Omega Healthcare Investors, Inc. (Health Care REITs)	2,313		101,494
ONE Gas, Inc. (Gas Utilities)	470		37,393
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	384		77,587
Option Care Health, Inc.* (Health Care Providers & Services)	1,242		42,228
Ormat Technologies, Inc. (Independent Power/ Renewable Electricity Producers)	476		59,471
Oshkosh Corp. (Machinery)	495		71,191
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	1,982		86,158

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 141

Common Stocks, continued

	Shares		Value
Owens Corning (Building Products)		643		$77,057
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)		1,565		17,105
Parsons Corp.* (Professional Services)		417		29,215
Paylocity Holding Corp.* (Professional Services)		345		46,568
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)		644		21,548
Pegasystems, Inc. (Software)		717		31,326
Penske Automotive Group, Inc. (Specialty Retail)		144		22,578
Penumbra, Inc.* (Health Care Equipment & Supplies)		307		109,958
Performance Food Group Co.* (Consumer Staples Distribution & Retail)		1,227		117,117
Permian Resources Corp. (Oil, Gas & Consumable Fuels)		5,435		87,667
Pilgrim’s Pride Corp.* (Food Products)		335		14,529
Pinnacle Financial Partners, Inc. (Banks)		1,169		111,160
Pinterest, Inc.*—Class A (Interactive Media & Services)		4,664		103,215
Planet Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)		650		59,176
Polaris, Inc. (Leisure Products)		418		26,685
Portland General Electric Co. (Electric Utilities)		881		44,270
Post Holdings, Inc.* (Food Products)		374		38,264
Primerica, Inc. (Insurance)		250		65,760
Prosperity Bancshares, Inc. (Banks)		744		51,343
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)		2,444		169,956
PVH Corp. (Textiles, Apparel & Luxury Goods)		377		23,510
Qualys, Inc.* (Software)		281		37,064
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)		843		95,959
Range Resources Corp. (Oil, Gas & Consumable Fuels)		1,855		70,212
Rayonier, Inc. (Specialized REITs)		2,155		49,005
Rb Global, Inc.* (Commercial Services & Supplies)		1,454		165,131
RBC Bearings, Inc.* (Machinery)		246		122,918
Regal Rexnord Corp. (Electrical Equipment)		520		83,980
Reinsurance Group of America, Inc. (Insurance)		514		104,214
Reliance, Inc. (Metals & Mining)		409		134,765
RenaissanceRe Holdings, Ltd. (Insurance)		361		101,694
Repligen Corp.* (Life Sciences Tools & Services)		414		61,839
Rexford Industrial Realty, Inc. (Industrial REITs)		1,818		73,684
RH* (Specialty Retail)		120		23,860
RLI Corp. (Insurance)		719		42,011
Roivant Sciences, Ltd.* (Biotechnology)		3,430		74,157
Royal Gold, Inc. (Metals & Mining)		634		166,938
RPM International, Inc. (Chemicals)		1,004		107,387
Ryan Specialty Holdings, Inc.* (Insurance)		887		42,824
Ryder System, Inc. (Ground Transportation)		316		60,444
Sabra Health Care REIT, Inc. (Health Care REITs)		1,952		36,561
Saia, Inc.* (Ground Transportation)		209		69,988
Science Applications International Corp. (Professional Services)		360		36,634
SEI Investments Co. (Capital Markets)		728		63,955
Selective Insurance Group, Inc. (Insurance)		473		39,770

Common Stocks, continued

Shares		Value
Sensata Technologies Holding PLC (Electrical Equipment)	1,140		$39,433
Service Corp. International (Diversified Consumer Services)	1,097		88,231
Shift4 Payments, Inc.*(a)—Class A (Financial Services)	529		31,232
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	257		36,610
Siligan Holdings, Inc. (Containers & Packaging)	687		29,644
Simpson Manufacturing Co., Inc. (Building Products)	325		57,454
SLM Corp. (Consumer Finance)	1,589		43,141
Sonoco Products Co. (Containers & Packaging)	772		37,056
Sotera Health Co.* (Life Sciences Tools & Services)	1,623		29,409
SouthState Bank Corp. (Banks)	787		80,534
Southwest Gas Holdings, Inc. (Gas Utilities)	503		41,658
Spire, Inc. (Gas Utilities)	462		39,034
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	762		54,033
SPX Technologies, Inc.* (Machinery)	390		81,280
STAG Industrial, Inc. (Industrial REITs)	1,462		54,840
STANDARDAERO INC* (Aerospace & Defense)	1,504		46,459
Starwood Property Trust, Inc. (Mortgage REITs)	2,725		48,859
Sterling Infrastructure, Inc.* (Construction & Engineering)	240		85,898
Stifel Financial Corp. (Capital Markets)	797		98,270
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	305		25,166
Talen Energy Corp.* (Electric Utilities)	358		124,713
Taylor Morrison Home Corp.* (Household Durables)	765		46,627
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	593		94,091
TechnipFMC PLC (Energy Equipment & Services)	3,166		176,410
Tempur Sealy International, Inc. (Household Durables)	1,643		144,337
Tenet Healthcare Corp.* (Health Care Providers & Services)	688		130,224
Terex Corp. (Machinery)	513		29,241
Tetra Tech, Inc. (Commercial Services & Supplies)	2,046		77,052
Texas Capital Bancshares, Inc.* (Banks)	357		36,118
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	518		93,166
The Boston Beer Co., Inc.*—Class A (Beverages)	60		12,817
The Brink’s Co. (Commercial Services & Supplies)	325		41,288
The Carlyle Group, Inc. (Capital Markets)	2,031		119,381
The Ensign Group, Inc. (Health Care Providers & Services)	450		77,246
The Gap, Inc. (Specialty Retail)	1,772		49,581
The Goodyear Tire & Rubber Co.* (Automobile Components)	2,240		21,078
The Hanover Insurance Group, Inc. (Insurance)	278		48,411
The Middleby Corp.* (Machinery)	363		53,423
The New York Times Co.—Class A (Media)	1,265		92,737
The Scotts Miracle-Gro Co. (Chemicals)	348		22,349
The Timken Co. (Machinery)	496		46,222

See accompanying notes to financial statements.

142 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
The Toro Co. (Machinery)	766		$70,089
Thor Industries, Inc. (Automobiles)	412		46,090
Toll Brothers, Inc. (Household Durables)	754		108,945
TopBuild Corp.* (Household Durables)	218		102,035
TransUnion (Professional Services)	1,520		120,111
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	504		35,048
Trex Co., Inc.* (Building Products)	840		34,793
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	807		79,247
Twilio, Inc.*—Class A (Software)	1,187		142,986
TXNM Energy, Inc. (Electric Utilities)	767		45,192
UFP Industries, Inc. (Building Products)	456		47,096
UGI Corp. (Gas Utilities)	1,682		67,466
UiPath, Inc.*—Class A (Software)	3,287		41,383
UL Solutions, Inc.*—Class A (Professional Services)	589		41,365
UMB Financial Corp. (Banks)	559		71,071
United Bankshares, Inc. (Banks)	1,097		46,436
United Therapeutics Corp.* (Biotechnology)	337		158,219
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	346		39,728
Unum Group (Insurance)	1,205		91,544
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	1,745		145,917
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	281		37,393
Valaris, Ltd.* (Energy Equipment & Services)	506		29,211
Valley National Bancorp (Banks)	3,754		46,775
Valmont Industries, Inc. (Construction & Engineering)	154		68,616
Valvoline, Inc.* (Specialty Retail)	995		32,556
VF Corp. (Textiles, Apparel & Luxury Goods)	2,569		50,326
Viper Energy, Inc.—Class A (Oil & Gas Producers)	1,318		55,804
Visteon Corp. (Automobile Components)	214		19,444
Vontier Corp. (Electronic Equipment, Instruments & Components)	1,136		42,600
Vornado Realty Trust (Office REITs)	1,263		40,264
Voya Financial, Inc. (Financial Services)	745		57,112
Warner Music Group Corp.—Class A (Entertainment)	1,142		34,237
Watsco, Inc. (Trading Companies & Distributors)	273		105,501
Watts Water Technologies, Inc.—Class A (Machinery)	215		64,352
Weatherford International PLC (Energy Equipment & Services)	561		52,779
Webster Financial Corp. (Banks)	1,263		83,068
WESCO International, Inc. (Trading Companies & Distributors)	381		110,273
Western Alliance Bancorp (Banks)	808		72,033
Westlake Corp. (Chemicals)	261		20,703
WEX, Inc.* (Financial Services)	268		41,245
Whirlpool Corp.(a) (Household Durables)	440		35,196

Common Stocks, continued

	Shares		Value
Wingstop, Inc. (Hotels, Restaurants & Leisure)		218		$57,864
Wintrust Financial Corp. (Banks)		524		77,285
Woodward, Inc. (Aerospace & Defense)		469		149,067
WP Carey, Inc. (Equity REIT—Diversified)		1,715		119,621
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)		591		43,019
XPO, Inc.* (Ground Transportation)		919		136,113
YETI Holdings, Inc.* (Leisure Products)		609		27,837
Zions Bancorp N.A. (Banks)		1,156		69,256
ZoomInfo Technologies, Inc.* (Interactive Media & Services)		2,146		17,275
TOTAL COMMON STOCKS (Cost $14,738,641)			26,150,723

Repurchase Agreements(b)(c) (33.2%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $12,798,498		$12,796,000		$12,796,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,796,000)			12,796,000

Collateral for Securities Loaned(d) (0.3%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 3.69%(e)	114,321		$114,321
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $114,321)		114,321
TOTAL INVESTMENT SECURITIES (Cost $27,648,962)—101.2%			39,061,044
Net other assets (liabilities)—(1.2)%			(474,044)
NET ASSETS—100.0%			$38,587,000
*
Non-income producing security.
(a)
All or part of this security was on loan as of January 31, 2026. The total value of securities on loan as of January 31, 2026 was $108,514.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $6,056,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)
Securities were purchased with cash collateral held from securities on loan at January 31, 2026.
(e)
Rate periodically changes. Rate disclosed is the daily yield as of January 31, 2026.
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 143

Futures Contracts Purchased

	Number of Contracts	Expiration Date		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini S&P MidCap 400 Futures Contracts	10		3/23/26		$3,447,500	$57,711

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	2/27/26		4.29%		$21,168,851	$(303,154)
SPDR S&P MidCap 400 ETF	Goldman Sachs International	2/27/26		4.06%	10,678,897		(144,411)
					$31,847,748		$(447,565)
S&P MidCap 400	UBS AG	2/27/26		4.44%		$12,073,037	$(169,993)
SPDR S&P MidCap 400 ETF	UBS AG	2/27/26		4.44%	3,668,141		(49,761)
					$15,741,178		$(219,754)
					$47,588,926		$(667,319)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

144 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

UltraMid-Cap ProFund invested in the following industries as of January 31, 2026:

	Value		% of Net Assets
Aerospace & Defense		$789,485		2.1%
Air Freight & Logistics		50,705		0.1%
Automobile Components		273,230		0.7%
Automobiles		64,405		0.2%
Banks		1,574,100		4.1%
Beverages		145,832		0.4%
Biotechnology		635,915		1.7%
Broadline Retail		95,031		0.2%
Building Products		511,787		1.3%
Capital Markets		768,770		2.0%
Chemicals		343,865		0.9%
Commercial Services & Supplies		436,635		1.1%
Communications Equipment		495,469		1.3%
Construction & Engineering		510,951		1.3%
Construction Materials		80,980		0.2%
Consumer Finance		187,736		0.5%
Consumer Staples Distribution & Retail		693,849		1.7%
Containers & Packaging		272,618		0.7%
Diversified Consumer Services		238,296		0.6%
Electric Utilities		339,228		0.9%
Electrical Equipment		526,930		1.4%
Electronic Equipment, Instruments & Components		1,190,093		3.2%
Energy Equipment & Services		310,789		0.8%
Entertainment		34,237		0.1%
Equity REIT—Diversified		119,621		0.3%
Financial Services		415,132		1.1%
Food Products		214,189		0.6%
Gas Utilities		283,654		0.7%
Ground Transportation		391,934		1.0%
Health Care Equipment & Supplies		374,929		1.0%
Health Care Providers & Services		473,527		1.2%
Health Care REITs		248,903		0.6%
Health Care Technology		40,280		0.1%
Hotel & Resort REITs		17,105		NM
Hotels, Restaurants & Leisure		583,130		1.5%
Household Durables		466,313		1.2%
Independent Power/Renewable Electricity Producers		59,471		0.2%
Industrial REITs		264,444		0.8%
Industrial Support Services		120,428		0.3%

Value		% of Net Assets
Insurance	$982,166		2.5%
Interactive Media & Services	120,490		0.3%
IT Services	169,974		0.4%
Leisure Facilities & Services	101,462		0.3%
Leisure Products	146,180		0.4%
Life Sciences Tools & Services	504,221		1.3%
Machinery	1,501,550		4.0%
Marine Transportation	49,888		0.1%
Media	259,432		0.7%
Metals & Mining	976,907		2.5%
Mortgage REITs	171,871		0.4%
Multi-Utilities	75,772		0.2%
Office REITs	130,068		0.3%
Oil & Gas Producers	55,804		0.1%
Oil, Gas & Consumable Fuels	720,570		1.9%
Paper & Forest Products	41,535		0.1%
Passenger Airlines	114,875		0.3%
Personal Care Products	73,326		0.2%
Pharmaceuticals	171,944		0.4%
Professional Services	735,684		1.9%
Real Estate Management & Development	132,069		0.3%
Residential REITs	206,970		0.5%
Retail—Discretionary	35,185		0.1%
Retail REITs	230,830		0.6%
Semiconductors & Semiconductor Equipment	865,869		2.2%
Software	889,515		2.3%
Specialized REITs	352,319		1.0%
Specialty Retail	841,256		2.1%
Technology Hardware, Storage & Peripherals	169,956		0.4%
Textiles, Apparel & Luxury Goods	139,911		0.4%
Trading Companies & Distributors	453,208		1.2%
Water Utilities	85,920		0.2%
Other**	12,436,277		32.3%
Total	$38,587,000		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: UltraNasdaq-100 ProFund :: 145

Common Stocks (74.3%)

	Shares	Value
Adobe, Inc.* (Software)	19,982		$5,859,722
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	77,718		18,398,182
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	20,302		2,626,470
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	6,307		2,132,144
Alphabet, Inc.—Class A (Interactive Media & Services)	100,604		34,004,152
Alphabet, Inc.—Class C (Interactive Media & Services)	93,496		31,651,201
Amazon.com, Inc.* (Broadline Retail)	184,852		44,235,083
American Electric Power Co., Inc. (Electric Utilities)	25,495		3,053,664
Amgen, Inc. (Biotechnology)	25,705		8,788,025
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	23,376		7,267,131
Apple, Inc. (Technology Hardware, Storage & Peripherals)	255,510		66,299,734
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	38,029		12,257,507
AppLovin Corp.*—Class A (Software)	14,684		6,947,147
ARM Holdings PLC*ADR (Semiconductors & Semiconductor Equipment)	6,603		695,692
ASML Holding N.V.ADR (Semiconductors & Semiconductor Equipment)	4,188		5,959,524
Atlassian Corp.*—Class A (Software)	8,021		947,922
Autodesk, Inc.* (Software)	10,120		2,559,044
Automatic Data Processing, Inc. (Professional Services)	19,307		4,765,354
Axon Enterprise, Inc.* (Aerospace & Defense)	3,767		1,821,646
Baker Hughes Co. (Energy Equipment & Services)	47,104		2,639,708
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	1,540		7,702,833
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	81,658		27,053,295
Cadence Design Systems, Inc.* (Software)	12,994		3,850,902
Charter Communications, Inc.*—Class A (Media)	6,177		1,273,203
Cintas Corp. (Commercial Services & Supplies)	19,183		3,671,435
Cisco Systems, Inc. (Communications Equipment)	188,612		14,772,092
Coca-Cola European Partners PLC (Beverages)	21,871		2,005,571
Cognizant Technology Solutions Corp.—Class A (IT Services)	23,039		1,890,580
Comcast Corp.—Class A (Media)	173,497		5,161,536
Constellation Energy Corp. (Electric Utilities)	17,311		4,858,851
Copart, Inc.* (Commercial Services & Supplies)	46,209		1,875,161
CoStar Group, Inc.* (Real Estate Management & Development)	20,231		1,244,207
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	21,156		19,891,929
Crowdstrike Holdings, Inc.*—Class A (Software)	11,981		5,288,473

Common Stocks, continued

	Shares	Value
CSX Corp. (Ground Transportation)	88,892		$3,356,562
Datadog, Inc.*—Class A (Software)	15,534		2,008,857
Dexcom, Inc.* (Health Care Equipment & Supplies)	18,617		1,359,786
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	13,677		2,242,344
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	19,398		3,969,219
Electronic Arts, Inc. (Entertainment)	11,939		2,434,601
Exelon Corp. (Electric Utilities)	48,227		2,159,605
Fastenal Co. (Trading Companies & Distributors)	54,803		2,376,258
Ferrovial SE (Construction & Engineering)	35,026		2,381,418
Fortinet, Inc.* (Software)	35,498		2,884,567
GE HealthCare Technologies, Inc.* (Health Care Equipment & Supplies)	21,743		1,717,045
Gilead Sciences, Inc. (Biotechnology)	59,225		8,406,989
Honeywell International, Inc. (Industrial Conglomerates)	30,308		6,895,676
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	3,812		2,555,794
Insmed, Inc.* (Biotechnology)	10,181		1,597,093
Intel Corp. (Semiconductors & Semiconductor Equipment)	227,704		10,581,405
Intuit, Inc. (Software)	13,284		6,627,653
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	16,923		8,532,914
Keurig Dr Pepper, Inc. (Beverages)	64,854		1,779,594
KLA Corp. (Semiconductors & Semiconductor Equipment)	6,273		8,957,468
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	59,959		13,998,028
Linde PLC (Chemicals)	22,291		10,186,318
Marriott International, Inc. (Hotels, Restaurants & Leisure)	12,811		4,039,308
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	41,152		3,247,716
MercadoLibre, Inc.* (Broadline Retail)	2,421		5,199,800
Meta Platforms, Inc.—Class A (Interactive Media & Services)	50,784		36,386,735
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	25,798		1,958,584
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	53,720		22,287,354
Microsoft Corp. (Software)	128,520		55,300,871
Mondelez International, Inc.—Class A (Food Products)	61,597		3,601,577
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	2,287		2,570,931
Monster Beverage Corp.* (Beverages)	46,638		3,766,485
Netflix, Inc.* (Entertainment)	202,277		16,888,107
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	420,189		80,310,725
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	12,015		2,717,072
Old Dominion Freight Line, Inc. (Ground Transportation)	9,981		1,728,709

See accompanying notes to financial statements.

146 :: UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
O’Reilly Automotive, Inc.* (Specialty Retail)	40,294		$3,965,333
PACCAR, Inc. (Machinery)	25,071		3,081,477
Palantir Technologies, Inc.*—Class A (Software)	109,047		15,985,200
Palo Alto Networks, Inc.* (Software)	33,272		5,888,146
Paychex, Inc. (Professional Services)	17,180		1,771,773
PayPal Holdings, Inc.* (Financial Services)	44,664		2,353,346
PDD Holdings, Inc.*ADR (Broadline Retail)	31,884		3,221,878
PepsiCo, Inc. (Beverages)	65,272		10,027,737
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	51,126		7,750,190
Regeneron Pharmaceuticals, Inc. (Biotechnology)	4,930		3,655,349
Roper Technologies, Inc. (Software)	5,138		1,907,380
Ross Stores, Inc. (Specialty Retail)	15,525		2,928,791
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	10,195		4,156,400
Shopify, Inc.*—Class A (IT Services)	58,362		7,658,846
Starbucks Corp. (Hotels, Restaurants & Leisure)	54,279		4,990,954
Strategy, Inc.*—Class A (Software)	12,779		1,913,144
Synopsys, Inc.* (Software)	8,867		4,124,175
Take-Two Interactive Software, Inc.* (Entertainment)	8,821		1,943,266
Tesla, Inc.* (Automobiles)	76,494		32,923,783
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	43,375		9,349,481
The Kraft Heinz Co. (Food Products)	56,503		1,341,381
Thomson Reuters Corp. (Professional Services)	21,234		2,349,117
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	53,395		10,530,028
Verisk Analytics, Inc. (Professional Services)	6,653		1,446,761
Vertex Pharmaceuticals, Inc.* (Biotechnology)	12,111		5,690,959
Walmart, Inc. (Consumer Staples Distribution & Retail)	233,302		27,795,600

Common Stocks, continued

	Shares	Value
Warner Bros. Discovery, Inc.* (Entertainment)	118,290		$3,257,707
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	16,321		4,084,004
Workday, Inc.*—Class A (Software)	10,167		1,785,630
Xcel Energy, Inc. (Electric Utilities)	28,237		2,147,706
Zscaler, Inc.* (Software)	7,613		1,522,676
TOTAL COMMON STOCKS (Cost $292,318,577)			902,010,506

Repurchase Agreements(a)(b) (22.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $277,855,233	$277,801,000		$277,801,000
TOTAL REPURCHASE AGREEMENTS (Cost $277,801,000)		277,801,000
TOTAL INVESTMENT SECURITIES (Cost $570,119,577)—97.2%			1,179,811,506
Net other assets (liabilities)—2.8%			34,094,785
NET ASSETS—100.0%			$1,213,906,291
*
Non-income producing security.
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $187,845,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
ADR
American Depositary Receipt

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: UltraNasdaq-100 ProFund :: 147

Futures Contracts Purchased

	Number of Contracts	Expiration Date		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini Nasdaq‑100 Futures Contracts	243		3/23/26		$124,756,200	$(1,299,235)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	2/27/26		4.19%		$112,812,829	$(1,733,117)
Nasdaq‑100 Index	Goldman Sachs International	2/27/26		4.39%	630,883,143		(9,316,083)
					$743,695,972		$(11,049,200)
Invesco QQQ Trust, Series 1 ETF	UBS AG	2/27/26		4.44%		$245,512,184	$(3,778,666)
Nasdaq‑100 Index	UBS AG	2/27/26		4.44%	412,020,790		(6,645,445)
					$657,532,974		$(10,424,111)
					$1,401,228,946		$(21,473,311)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraNasdaq‑100 ProFund invested in the following industries as of January 31, 2026:

	Value		% of Net Assets
Aerospace & Defense		$1,821,646		0.2%
Automobiles		32,923,783		2.7%
Beverages		17,579,387		1.4%
Biotechnology		30,270,559		2.5%
Broadline Retail		52,656,761		4.3%
Chemicals		10,186,318		0.8%
Commercial Services & Supplies		5,546,596		0.5%
Communications Equipment		14,772,092		1.2%
Construction & Engineering		2,381,418		0.2%
Consumer Staples Distribution & Retail		47,687,529		4.0%
Electric Utilities		12,219,826		1.0%
Energy Equipment & Services		2,639,708		0.2%
Entertainment		24,523,681		2.0%
Financial Services		2,353,346		0.2%
Food Products		4,942,958		0.4%
Ground Transportation		5,085,271		0.4%
Health Care Equipment & Supplies		14,165,539		1.2%
Hotels, Restaurants & Leisure		23,328,784		1.9%
Industrial Conglomerates		6,895,676		0.5%
Interactive Media & Services		102,042,088		8.4%
IT Services		9,549,426		0.8%

	Value		% of Net Assets
Machinery		$3,081,477		0.3%
Media		6,434,739		0.5%
Oil, Gas & Consumable Fuels		2,242,344		0.2%
Professional Services		10,333,005		0.8%
Real Estate Management & Development		1,244,207		0.1%
Semiconductors & Semiconductor Equipment		235,360,285		19.5%
Software		125,401,509		10.3%
Specialty Retail		6,894,124		0.6%
Technology Hardware, Storage & Peripherals		74,540,138		6.1%
Trading Companies & Distributors		2,376,258		0.2%
Wireless Telecommunication Services		10,530,028		0.9%
Other**	311,895,785			25.7%
Total	$1,213,906,291			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

148 :: UltraShort China ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Repurchase Agreements(a)(b) (97.2%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $2,416,472		$2,416,000		$2,416,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,416,000)				2,416,000
TOTAL INVESTMENT SECURITIES (Cost $2,416,000)—97.2%				2,416,000
Net other assets (liabilities)—2.8%				68,319
NET ASSETS—100.0%				$2,484,319
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $140,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P China Select ADR Index (USD)	Goldman Sachs International	2/27/26		(3.29)%	$(2,549,279)		$52,620
S&P China Select ADR Index (USD)	UBS AG	2/27/26		(3.44)%	(2,419,692)	48,102
					$(4,968,971)	$100,722
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Dow 30 ProFund :: 149

Repurchase Agreements(a)(b) (107.3%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $1,130,221		$1,130,000		$1,130,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,130,000)				1,130,000
TOTAL INVESTMENT SECURITIES (Cost $1,130,000)—107.3%				1,130,000
Net other assets (liabilities)—(7.3)%				(76,634)
NET ASSETS—100.0%				$1,053,366
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $318,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	2/27/26		(4.14)%	$(853,711)		$2,617
Dow Jones Industrial Average	UBS AG	2/27/26		(4.04)%	(1,246,220)	3,568
					$(2,099,931)	$6,185
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

150 :: UltraShort Emerging Markets ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Repurchase Agreements(a)(b) (95.4%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $390,076		$390,000		$390,000
TOTAL REPURCHASE AGREEMENTS (Cost $390,000)				390,000
TOTAL INVESTMENT SECURITIES (Cost $390,000)—95.4%				390,000
Net other assets (liabilities)—4.6%				18,759
NET ASSETS—100.0%				$408,759
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $20,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	2/27/26		(3.44)%	$(529,429)		$10,373
S&P Emerging 50 ADR Index (USD)	UBS AG	2/27/26		(3.64)%	(309,952)	12,248
					$(839,381)	$22,621
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: UltraShort International ProFund :: 151

Repurchase Agreements(a)(b) (127.1%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $2,367,462		$2,367,000		$2,367,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,367,000)				2,367,000
TOTAL INVESTMENT SECURITIES (Cost $2,367,000)—127.1%				2,367,000
Net other assets (liabilities)—(27.1)%				(504,912)
NET ASSETS—100.0%				$1,862,088
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $130,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International		2/27/26		(3.59)%		$(1,889,311)	$48,738
MSCI EAFE Index	UBS AG		2/27/26			(3.94)%	(1,838,108)	41,349
							$(3,727,419)	$90,087
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

152 :: UltraShort Japan ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Repurchase Agreements(a)(b) (73.3%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $1,177,230		$1,177,000		$1,177,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,177,000)				1,177,000
TOTAL INVESTMENT SECURITIES (Cost $1,177,000)—73.3%				1,177,000
Net other assets (liabilities)—26.7%				428,429
NET ASSETS—100.0%				$1,605,429
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $40,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Index Futures Contracts	11		3/13/26	$(2,945,800)	$(45,825)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	2/27/26		(3.89)%		$(273,018)	$(5,005)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Latin America ProFund :: 153

Repurchase Agreements(a)(b) (68.9%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $4,224,825		$4,224,000		$4,224,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,224,000)				4,224,000
TOTAL INVESTMENT SECURITIES (Cost $4,224,000)—68.9%				4,224,000
Net other assets (liabilities)—31.1%				1,910,896
NET ASSETS—100.0%				$6,134,896
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $244,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Latin America 35 ADR Index (USD)	Goldman Sachs International	2/27/26		(3.29)%	$(5,954,446)		$88,059
S&P Latin America 35 ADR Index (USD)	UBS AG	2/27/26		(3.44)%	(6,594,481)	90,227
					$(12,548,927)	$178,286
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

154 :: UltraShort Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Repurchase Agreements(a)(b) (85.2%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $407,079		$407,000		$407,000
TOTAL REPURCHASE AGREEMENTS (Cost $407,000)				407,000
TOTAL INVESTMENT SECURITIES (Cost $407,000)—85.2%				407,000
Net other assets (liabilities)—14.8%				70,711
NET ASSETS—100.0%				$477,711
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $168,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	2/27/26		(3.89)%		$(360,208)		$2,777
S&P MidCap 400	UBS AG	2/27/26		(4.04)%	(594,790)		9,025
						$(954,998)	$11,802
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Nasdaq-100 ProFund :: 155

Repurchase Agreements(a)(b) (95.4%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $14,650,860		$14,648,000		$14,648,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,648,000)			14,648,000
TOTAL INVESTMENT SECURITIES (Cost $14,648,000)—95.4%				14,648,000
Net other assets (liabilities)—4.6%				709,058
NET ASSETS—100.0%				$15,357,058
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $3,644,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini Nasdaq‑100 Futures Contracts	4	3/23/26		$(2,053,600)	$30,688

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq‑100 Index	Goldman Sachs International	2/27/26		(4.14)%	$(16,345,864)		$238,258
Nasdaq‑100 Index	UBS AG	2/27/26		(4.04)%	(12,469,566)	188,606
					$(28,815,430)	$426,864
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

156 :: UltraShort Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Repurchase Agreements(a)(b) (103.6%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $3,240,632		$3,240,000		$3,240,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,240,000)				3,240,000
TOTAL INVESTMENT SECURITIES (Cost $3,240,000)—103.6%				3,240,000
Net other assets (liabilities)—(3.6)%				(113,604)
NET ASSETS—100.0%				$3,126,396
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $917,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME E-mini Russell 2000 Index Futures Contracts	2	3/23/26	$(262,460)		$(4,065)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	2/27/26		(3.79)%	$(3,243,651)		$71,206
Russell 2000 Index	UBS AG	2/27/26		(3.94)%	(2,767,951)	57,883
					$(6,011,602)	$129,089
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 157

Common Stocks (74.4%)

	Shares		Value
10X Genomics, Inc.*—Class A (Medical Equipment & Devices)		1,408		$28,442
1‑800-Flowers.com, Inc.*—Class A (Specialty Retail)		297		1,283
1st Source Corp. (Banks)		236		15,890
3D Systems Corp.* (Machinery)		1,591		3,564
4D Molecular Therapeutics, Inc.* (Biotechnology)		512		4,536
8x8, Inc.* (Software)		1,706		2,832
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)		349		2,202
A10 Networks, Inc. (Software)		916		15,975
AAR Corp.* (Aerospace & Defense)		499		52,849
Aardvark Therapeutics, Inc.* (Biotech & Pharma)		162		2,104
Abacus Global Management, Inc. (Insurance)		514		3,829
Abeona Therapeutics, Inc.* (Biotech & Pharma)		557		2,835
Abercrombie & Fitch Co.*—Class A (Specialty Retail)		594		57,992
ABM Industries, Inc. (Commercial Services & Supplies)		776		35,727
Absci Corp.* (Biotechnology)		1,739		5,200
Acacia Research Corp.* (Financial Services)		436		1,735
Academy Sports & Outdoors, Inc. (Specialty Retail)		846		46,538
ACADIA Pharmaceuticals, Inc.* (Biotechnology)		1,586		39,856
Acadia Realty Trust* (Retail REITs)		1,682		33,657
Acadian Asset Management, Inc. (Capital Markets)		342		18,954
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)		652		7,374
Accendra Health, Inc.* (Health Care Providers & Services)		962		2,126
ACCO Brands Corp.* (Commercial Services & Supplies)		1,114		4,356
Accuray, Inc.* (Health Care Equipment & Supplies)		1,264		1,020
ACI Worldwide, Inc.* (Software)		1,319		57,192
Aclaris Therapeutics, Inc.* (Biotech & Pharma)		1,170		4,107
ACM Research, Inc.*—Class A (Semiconductors & Semiconductor Equipment)		644		37,429
Acme United Corp. (Wholesale–Discretionary)		43		1,797
ACNB Corp. (Banks)		131		6,618
ACRES Commercial Realty Corp.* (Specialty Finance)		78		1,494
Actuate Therapeutics, Inc.* (Biotech & Pharma)		121		570
Acuren Corp.* (Asset Management)		2,545		25,705
Acushnet Holdings Corp. (Leisure Products)		352		34,123
ACV Auctions, Inc.*—Class A (Commercial Services & Supplies)		2,141		16,721
Adamas Trust, Inc. (Mortgage REITs)		1,085		8,680
AdaptHealth Corp.* (Health Care Providers & Services)		1,298		13,045
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)		1,904		35,224
ADC Therapeutics S.A.* (Biotechnology)		1,099		3,967
Addus HomeCare Corp.* (Health Care Providers & Services)		232		24,007
Adeia, Inc. (Software)		1,386		25,073
Adient PLC (Automobile Components)		1,039		21,611

Common Stocks, continued

	Shares	Value
ADMA Biologics, Inc.* (Biotechnology)	2,955		$51,122
Adtalem Global Education, Inc.* (Diversified Consumer Services)	458		47,426
ADTRAN Holdings, Inc. (Communications Equipment)	948		8,741
Advance Auto Parts, Inc. (Specialty Retail)	765		36,728
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	481		122,828
AdvanSix, Inc.* (Chemicals)	335		5,306
Advantage Solutions, Inc.* (Media)	1,202		1,298
Aebi Schmidt Holding AG* (Machinery)	475		6,954
Aehr Test Systems* (Semiconductors & Semiconductor Equipment)	363		9,307
Aeluma, Inc.* (Semiconductors)	166		2,621
AeroVironment, Inc.* (Aerospace & Defense)	482		134,184
AerSale Corp.* (Aerospace & Defense)	410		3,071
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	478		6,104
AG Mortgage Investment Trust, Inc. (Mortgage REITs)	364		3,130
agilon health, Inc.* (Health Care Providers & Services)	3,934		3,274
Agilysys, Inc.* (Software)	330		28,628
Agios Pharmaceuticals, Inc.* (Biotechnology)	720		19,757
AirJoule Technologies Corp.* (Electrical Equipment)	305		982
AIRO Group Holdings, Inc.* (Aerospace & Defense)	102		1,050
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	212		630
Airship AI Holdings, Inc.* (Software)	294		914
Akebia Therapeutics, Inc.* (Biotechnology)	3,228		4,551
Alamo Group, Inc. (Machinery)	132		25,781
Alarm.com Holdings, Inc.* (Software)	607		29,609
Albany International Corp. (Machinery)	376		20,864
Aldeyra Therapeutics, Inc.* (Biotechnology)	692		3,709
Alector, Inc.* (Biotechnology)	1,024		1,935
Alerus Financial Corp. (Financial Services)	300		7,386
Alexander & Baldwin, Inc. (Equity REIT—Diversified)	931		19,309
Alexander’s, Inc. (Retail REITs)	27		6,612
Alico, Inc. (Food Products)	72		2,974
Alight, Inc.*—Class A (Professional Services)	5,499		8,413
Alignment Healthcare, Inc.* (Health Care Providers & Services)	2,162		48,710
Alkami Technology, Inc.* (Software)	879		18,626
Alkermes PLC* (Biotechnology)	2,068		70,085
Allegiant Travel Co.* (Passenger Airlines)	184		16,308
Alliance Laundry Holdings, Inc.* (Machinery)	557		12,299
Allied Motion Technologies, Inc. (Electrical Equipment)	184		11,226
Allogene Therapeutics, Inc.* (Biotechnology)	1,962		3,610
Alpha and Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	319		7,050
Alpha Metallurgical Resources, Inc.* (Metals & Mining)	149		31,260
Alpha Teknova, Inc.* (Biotech & Pharma)	138		334
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	1,497		22,201
Alpine Income Property Trust, Inc. (Equity REIT—Diversified)	167		2,943

See accompanying notes to financial statements.

158 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Alta Equipment Group, Inc. (Trading Companies & Distributors)	250		$1,690
AlTi Global, Inc.* (Capital Markets)	552		2,589
Altice USA, Inc.*—Class A (Cable & Satellite)	3,333		5,099
Altimmune, Inc.* (Biotechnology)	1,131		6,334
Alumis, Inc.* (Pharmaceuticals)	720		17,647
Amalgamated Financial Corp. (Banks)	293		11,380
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	519		33,237
Ambiq Micro, Inc.* (Semiconductors & Semiconductor Equipment)	60		1,823
AMC Entertainment Holdings, Inc.* (Entertainment)	6,589		9,159
AMC Networks, Inc.*—Class A (Media)	392		3,022
Amerant Bancorp, Inc. (Banks)	466		10,112
Ameresco, Inc.*—Class A (Construction & Engineering)	410		12,849
American Assets Trust, Inc. (Equity REIT—Diversified)	663		11,974
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	1,474		11,748
American Battery Technology Co.* (Metals & Mining)	1,442		5,826
American Coastal Insurance Corporation* (Insurance)	311		3,437
American Eagle Outfitters, Inc. (Specialty Retail)	2,034		47,413
American Healthcare REIT, Inc. (Health Care REITs)	2,157		101,185
American Integrity Insurance Group, Inc.* (Insurance)	102		1,906
American Outdoor Brands, Inc.* (Leisure Products)	156		1,413
American Public Education, Inc.* (Diversified Consumer Services)	222		9,275
American Realty Investors, Inc.* (Real Estate Management & Development)	17		293
American States Water Co. (Water Utilities)	493		35,969
American Superconductor Corp.* (Electrical Equipment)	557		16,665
American Vanguard Corp. (Chemicals)	326		1,656
American Woodmark Corp.* (Building Products)	183		10,868
America’s Car-Mart, Inc.* (Specialty Retail)	90		2,315
Ameris Bancorp (Banks)	844		68,043
AMERISAFE, Inc. (Insurance)	242		9,102
Ames National Corp. (Banks)	113		2,949
Amicus Therapeutics, Inc.* (Biotechnology)	3,797		54,259
AMMO, Inc.* (Leisure Products)	1,106		1,803
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	489		10,416
Amneal Pharmaceuticals, Inc.* (Biotech & Pharma)	1,918		26,238
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	463		12,265
Amplitude, Inc.*—Class A (Software)	1,177		10,793
Amprius Technologies, Inc.* (Electrical Equipment)	1,407		17,503
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,131		16,162
AnaptysBio, Inc.* (Biotechnology)	235		11,141
Anavex Life Sciences Corp.* (Biotechnology)	1,066		5,010

Common Stocks, continued

Shares		Value
Angel Oak Mortgage REIT, Inc. (Mortgage REITs)	173		$1,552
Angi, Inc.* (Interactive Media & Services)	460		5,971
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	500		5,180
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	232		18,989
Anika Therapeutics, Inc.* (Biotechnology)	159		1,468
Annexon, Inc.* (Biotechnology)	1,276		7,962
Anteris Technologies Global Corp.* (Medical Equipment & Devices)	433		2,585
Anterix, Inc.* (Diversified Telecommunication Services)	143		3,756
Apartment Investment and Management Co.* (Residential REITs)	1,683		9,896
Apogee Enterprises, Inc. (Building Products)	270		10,025
Apogee Therapeutics, Inc.* (Biotechnology)	491		32,165
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	1,781		19,253
Appian Corp.*—Class A (Software)	502		14,006
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	2,855		33,232
Applied Digital Corp.* (IT Services)	3,031		102,689
Applied Optoelectronics, Inc.* (Communications Equipment)	769		33,536
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	1,331		3,926
Arbor Realty Trust, Inc. (Mortgage REITs)	2,478		19,081
Arbutus Biopharma Corp.* (Biotechnology)	1,929		7,967
ArcBest Corp. (Ground Transportation)	291		26,254
Arcellx, Inc.* (Biotechnology)	436		29,783
Archer Aviation, Inc.*—Class A (Aerospace & Defense)	8,043		57,829
Archrock, Inc. (Energy Equipment & Services)	2,203		65,188
Arcosa, Inc. (Construction & Engineering)	619		70,857
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	323		2,413
Arcus Biosciences, Inc.* (Biotechnology)	1,002		21,082
Arcutis Biotherapeutics, Inc.* (Biotechnology)	1,403		35,594
Ardagh Metal Packaging SA (Containers & Packaging)	1,778		7,805
Ardelyx, Inc.* (Biotechnology)	3,054		23,485
Ardent Health Partners, Inc.* (Health Care Providers & Services)	296		2,418
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	440		5,685
Ares Commercial Real Estate Corp. (Mortgage REITs)	674		3,512
Argan, Inc. (Construction & Engineering)	171		59,356
Arhaus, Inc.* (Specialty Retail)	652		6,637
Arko Corp. (Specialty Retail)	963		5,114
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,268		16,091
Armada Hoffler Properties, Inc. (Equity REIT—Diversified)	1,020		7,109
ARMOUR Residential REIT, Inc. (Mortgage REITs)	1,439		25,039
Arq, Inc.* (Chemicals)	408		1,452
Array Technologies, Inc.* (Electrical Equipment)	1,936		21,925
Arrive AI, Inc.* (Air Freight & Logistics)	38		71
ArriVent Biopharma, Inc.* (Biotechnology)	376		8,456
Arrow Financial Corp. (Banks)	207		6,999

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 159

Common Stocks, continued

Shares		Value
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,691		$117,237
ARS Pharmaceuticals, Inc.* (Biotechnology)	752		7,512
Arteris, Inc.* (Software)	387		5,809
Artisan Partners Asset Management, Inc.—Class A (Capital Markets)	798		35,527
Artivion, Inc.* (Health Care Equipment & Supplies)	537		21,893
Arvinas, Inc.* (Pharmaceuticals)	836		11,186
Asana, Inc.*—Class A (Software)	1,104		11,316
Asbury Automotive Group, Inc.* (Specialty Retail)	248		58,159
Ascent Industries Co.* (Steel)	105		1,702
ASGN, Inc.* (IT Services)	531		27,660
ASP Isotopes, Inc.* (Chemicals)	1,179		7,475
Aspen Aerogels, Inc.* (Chemicals)	846		2,851
Aspen Insurance Holdings Ltd.* (Insurance)	197		7,354
Associated Banc-Corp. (Banks)	2,121		57,818
Astec Industries, Inc. (Machinery)	292		14,226
Astrana Health, Inc.* (Health Care Providers & Services)	520		11,825
Astronics Corp.* (Aerospace & Defense)	391		29,618
Asure Software, Inc.* (Professional Services)	322		3,098
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	906		3,841
Ategrity Specialty Holdings, LLC* (Insurance)	82		1,460
Atkore, Inc.* (Electrical Equipment)	429		29,794
Atlanta Braves Holdings, Inc.* (Entertainment)	589		23,519
Atlanta Braves Holdings, Inc.*—Series A (Entertainment)	86		3,786
Atlantic International Corp.* (Biotech & Pharma)	70		242
Atlantic Union Bankshares Corp. (Banks)	1,818		70,610
Atlanticus Holdings Corp.* (Consumer Finance)	68		3,511
Atlas Energy Solutions, Inc. (Energy Equipment & Services)	990		11,553
Atmus Filtration Technologies, Inc. (Machinery)	1,065		61,738
ATN International, Inc. (Diversified Telecommunication Services)	126		3,048
Atomera, Inc.* (Semiconductors)	386		1,131
AtriCure, Inc.* (Health Care Equipment & Supplies)	617		22,786
aTyr Pharma, Inc.* (Biotechnology)	1,224		1,081
AudioEye, Inc.* (Software)	102		961
Aura Biosciences, Inc.* (Biotechnology)	560		3,136
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	1,522		22,115
Avadel Pharmaceuticals PLC* (Pharmaceuticals)	1,138		24,524
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	571		7,606
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	887		7,451
AvePoint, Inc.* (Software)	1,874		21,795
Aviat Networks, Inc.* (Communications Equipment)	148		3,228
Avidbank Holdings, Inc.* (Banks)	37		1,077
Avidity Biosciences, Inc.* (Biotechnology)	1,475		107,041
Avient Corp. (Chemicals)	1,172		42,368
Avista Corp. (Multi-Utilities)	1,037		42,818
Avita Medical, Inc.* (Biotechnology)	155		684
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	396		34,876

Common Stocks, continued

	Shares	Value
Axogen, Inc.* (Health Care Equipment & Supplies)	566		$19,725
Axos Financial, Inc.* (Banks)	693		68,600
Axsome Therapeutics, Inc.* (Pharmaceuticals)	523		96,362
Azenta, Inc.* (Life Sciences Tools & Services)	520		20,218
AZZ, Inc. (Building Products)	379		47,106
B&G Foods, Inc. (Food Products)	995		4,348
Backblaze, Inc.*—Class A (IT Services)	703		3,199
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	378		55,407
Bakkt Holdings, Inc.* (Institutional Financial Services)	183		2,450
Balchem Corp. (Chemicals)	419		71,302
Bally’s Corp.* (Leisure Facilities & Services)	123		1,879
Banc of California, Inc. (Banks)	1,637		32,707
BancFirst Corp. (Banks)	266		29,247
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Financial Services)	359		17,401
Bandwidth, Inc.*—Class A (Diversified Telecommunication Services)	353		4,931
Bank First Corp. (Banks)	116		16,187
Bank of Hawaii Corp. (Banks)	502		37,540
Bank of Marin Bancorp (Banks)	188		5,048
Bank7 Corp. (Banks)	54		2,400
BankUnited, Inc. (Banks)	962		45,666
Bankwell Financial Group, Inc. (Banks)	90		4,337
Banner Corp. (Banks)	434		26,839
Bar Harbor Bankshares (Banks)	209		7,087
BARK, Inc.* (Specialty Retail)	1,178		1,048
Barnes & Noble Education, Inc.* (Retail—Discretionary)	205		1,835
Barrett Business Services, Inc. (Professional Services)	317		12,046
Bassett Furniture Industries, Inc. (Retail—Discretionary)	104		1,643
BayCom Corp.* (Banks)	130		3,793
BCB Bancorp, Inc. (Banks)	198		1,562
Beacon Financial Corporation (Banks)	1,062		30,108
Beam Therapeutics, Inc.* (Biotechnology)	1,219		33,669
Beazer Homes USA, Inc.* (Household Durables)	352		7,593
Bed Bath & Beyond, Inc.* (Specialty Retail)	874		5,165
Bel Fuse, Inc.—Class A (Electronic Equipment, Instruments & Components)	20		3,675
Bel Fuse, Inc.—Class B (Electronic Equipment, Instruments & Components)	133		26,758
Belden, Inc. (Electronic Equipment, Instruments & Components)	499		58,637
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	456		23,776
Benitec Biopharma, Inc.* (Biotech & Pharma)	190		2,314
Beta Bionics, Inc.* (Biotechnology)	496		6,860
Better Home & Finance Holding Co.* (Specialty Finance)	71		2,152
Beyond Meat, Inc.* (Food Products)	4,887		3,730
BGC Group, Inc.—Class A (Capital Markets)	4,622		42,106
Bicara Therapeutics, Inc.* (Biotechnology)	401		6,737
BigBear.ai Holdings, Inc.* (IT Services)	5,529		27,866
BigCommerce Holdings, Inc.*—Class 1 (IT Services)	851		2,655
Biglari Holdings, Inc.*—Class B (Hotels, Restaurants & Leisure)	9		3,375

See accompanying notes to financial statements.

160 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

	Shares		Value
BioAge Labs, Inc.* (Pharmaceuticals)	302		$5,735
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	2,670		17,569
Biohaven, Ltd.* (Biotechnology)	1,195		14,137
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	524		11,423
Biote Corp.*—Class A (Pharmaceuticals)	372		777
Bioventus, Inc.*—Class A (Health Care Equipment & Supplies)	587		4,655
Bit Digital, Inc.* (Software)	4,056		8,234
Bitdeer Technologies Group* (Technology Services)	1,255		16,365
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	257		10,748
BK Technologies Corporation* (Technology Hardware)	37		2,822
BKV Corp.* (Oil, Gas & Consumable Fuels)	284		8,449
Black Hills Corp. (Multi-Utilities)	937		68,381
Black Rock Coffee Bar, Inc.* (Hotels, Restaurants & Leisure)	209		3,116
Blackbaud, Inc. (Software)	488		26,206
BlackLine, Inc.* (Software)	664		30,856
BlackSky Technology, Inc.* (Professional Services)	396		8,740
Blackstone Mortgage Trust, Inc.—Class A (Mortgage REITs)	2,027		39,019
Blaize Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	991		1,348
Blend Labs, Inc.*—Class A (Software)	2,516		5,988
Bloom Energy Corp.*—Class A (Electrical Equipment)	2,788		422,021
Bloomin’ Brands, Inc.* (Hotels, Restaurants & Leisure)	1,071		6,426
Blue Bird Corp.* (Machinery)	404		20,325
Blue Foundry Bancorp* (Banks)	230		3,025
Blue Ridge Bankshares, Inc.* (Banking)	860		3,655
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	97		6,747
Bluerock Homes Trust, Inc.* (Residential REITs)	—	(a)	1
Boise Cascade Co. (Trading Companies & Distributors)	481		38,870
Boot Barn Holdings, Inc.* (Specialty Retail)	392		69,965
Borr Drilling, Ltd.* (Energy Equipment & Services)	3,393		15,879
Boston Omaha Corp.*—Class A (Media)	277		3,382
Bowhead Specialty Holdings, Inc.* (Insurance)	227		5,575
Bowman Consulting Group, Ltd.* (Construction & Engineering)	179		6,235
Box, Inc.*—Class A (Software)	1,792		45,427
Braemar Hotels & Resorts, Inc.* (Hotel & Resort REITs)	703		1,877
Brandywine Realty Trust (Office REITs)	2,196		6,215
Braze, Inc.*—Class A (Software)	1,088		22,652
BRC, Inc.*—Class A (Food Products)	1,180		976
Bread Financial Holdings, Inc. (Consumer Finance)	584		42,363
Bridgebio Pharma, Inc.* (Biotechnology)	2,023		156,318
Bridgewater Bancshares, Inc.* (Banks)	266		5,110
Bright Minds Biosciences, Inc.* (Biotech & Pharma)	64		4,976
BrightSpire Capital, Inc. (Mortgage REITs)	1,645		9,837

Common Stocks, continued

	Shares	Value
BrightSpring Health Services, Inc.* (Health Care Providers & Services)	1,419		$55,724
BrightView Holdings, Inc.* (Commercial Services & Supplies)	916		12,238
Brinker International, Inc. (Hotels, Restaurants & Leisure)	565		89,113
Bristow Group, Inc.* (Energy Equipment & Services)	362		15,914
Broadstone Net Lease, Inc. (Equity REIT—Diversified)	2,419		44,776
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	2,965		44,475
Brookfield Business Corp.—Class A (Industrial Conglomerates)	298		10,627
Brookfield Infrastructure Corp.—Class A (Gas & Water Utilities)	1,536		73,498
BRT Apartments Corp. (Residential REITs)	138		2,027
Build-A-Bear Workshop, Inc. (Specialty Retail)	158		9,429
Bumble, Inc.*—Class A (Interactive Media & Services)	928		3,109
Burford Capital, Ltd. (Financial Services)	2,565		24,855
Burke & Herbert Financial Services Corp. (Banks)	172		11,263
Business First Bancshares, Inc. (Banks)	363		10,226
Butterfly Network, Inc.* (Medical Equipment & Devices)	2,497		9,888
BV Financial, Inc.* (Banking)	103		1,969
Byline Bancorp, Inc. (Banks)	400		12,772
Byrna Technologies, Inc.* (Aerospace & Defense)	231		3,167
C&F Financial Corp.* (Banking)	39		2,937
C3.ai, Inc.*—Class A (Software)	1,605		17,671
Cable One, Inc. (Media)	65		5,264
Cabot Corp. (Chemicals)	678		48,945
Cactus, Inc.—Class A (Energy Equipment & Services)	874		49,145
Cadiz, Inc.* (Water Utilities)	701		3,954
Cadre Holdings, Inc. (Aerospace & Defense)	363		14,524
Calavo Growers, Inc.* (Food Products)	215		5,470
Caledonia Mining Corp. PLC (Metals & Mining)	210		5,762
Caleres, Inc. (Specialty Retail)	421		5,145
California Resources Corp. (Oil, Gas & Consumable Fuels)	934		49,969
California Water Service Group (Water Utilities)	762		34,061
Calix, Inc.* (Communications Equipment)	769		34,351
Callaway Brands Corp.* (Leisure Products)	1,683		24,151
Cal-Maine Foods, Inc. (Food Products)	565		47,194
Calumet, Inc.* (Chemicals)	879		19,698
Camden National Corp. (Banks)	214		10,180
Camping World Holdings, Inc.—Class A (Specialty Retail)	767		10,117
Candel Therapeutics, Inc.* (Biotechnology)	559		3,265
Cannae Holdings, Inc.* (Financial Services)	603		8,689
Cantaloupe, Inc.* (Financial Services)	710		7,625
Capital Bancorp, Inc. (Banks)	149		4,577
Capital City Bank Group, Inc. (Banks)	177		7,392
Capitol Federal Financial, Inc. (Banks)	1,571		11,437
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	1,484		33,494
Capricor Therapeutics, Inc.* (Biotechnology)	491		10,748
CapsoVision, Inc.* (Health Care Equipment & Supplies)	73		366

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 161

Common Stocks, continued

Shares		Value
Cardiff Oncology, Inc.* (Biotechnology)	791		$1,384
CareDx, Inc.* (Biotechnology)	664		13,645
CareTrust REIT, Inc. (Health Care REITs)	2,867		107,053
Cargurus, Inc.* (Interactive Media & Services)	1,049		33,989
Carlsmed, Inc.* (Health Care Equipment & Supplies)	86		1,068
Carriage Services, Inc. (Diversified Consumer Services)	181		7,767
Cars.com, Inc.* (Interactive Media & Services)	686		7,793
Carter Bankshares, Inc.* (Banks)	286		6,123
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	454		15,713
Cartesian Therapeutics, Inc.* (Biotechnology)	133		908
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	802		80,905
Cass Information Systems, Inc. (Financial Services)	152		6,834
Castle Biosciences, Inc.* (Health Care Providers & Services)	362		14,259
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,475		35,843
Cathay General Bancorp (Banks)	848		43,401
Cavco Industries, Inc.* (Household Durables)	99		48,710
CB Financial Services, Inc. (Banking)	58		2,078
CBIZ, Inc.* (Professional Services)	630		24,791
CBL & Associates Properties, Inc. (Retail REITs)	233		8,341
CECO Environmental Corp.* (Commercial Services & Supplies)	376		25,354
Celcuity, Inc.* (Biotechnology)	410		44,862
Celldex Therapeutics, Inc.* (Biotechnology)	835		20,541
Centerspace (Residential REITs)	215		13,818
Central Garden & Pet Co.* (Household Products)	107		3,620
Central Garden & Pet Co.*—Class A (Household Products)	644		19,751
Central Pacific Financial Corp. (Banks)	335		10,911
Centrus Energy Corp.*—Class A (Oil, Gas & Consumable Fuels)	215		59,830
Centuri Holdings, Inc.* (Construction & Engineering)	999		27,572
Century Aluminum Co.* (Metals & Mining)	673		30,507
Century Communities, Inc. (Household Durables)	332		20,909
Cerence, Inc.* (Software)	516		5,846
CeriBell, Inc.* (Health Care Equipment & Supplies)	340		7,007
Cerus Corp.* (Health Care Equipment & Supplies)	2,355		5,487
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	298		6,285
CF Bankshares, Inc. (Banking)	60		1,747
CG Oncology, Inc.* (Biotechnology)	712		37,060
Chain Bridge Bancorp, Inc.* (Banking)	28		987
Chaince Digital Holdings, Inc.* (Commercial Support Services)	519		2,979
Champion Homes, Inc.* (Household Durables)	721		56,512
Chart Industries, Inc.* (Machinery)	577		119,635
Chatham Lodging Trust (Hotel & Resort REITs)	594		4,223
Chemung Financial Corp. (Banks)	53		3,221
Chesapeake Utilities Corp. (Gas Utilities)	298		38,347
Chicago Atlantic Real Estate Finance, Inc. (Mortgage REITs)	232		2,877

Common Stocks, continued

	Shares	Value
Chimera Investment Corp. (Mortgage REITs)	1,043		$12,881
ChoiceOne Financial Services, Inc. (Banks)	183		5,250
Cimpress PLC* (Commercial Services & Supplies)	222		17,558
Cinemark Holdings, Inc. (Entertainment)	1,325		31,376
Cipher Mining, Inc.* (Software)	4,138		66,042
Citi Trends, Inc. (Specialty Retail)	61		2,632
Citizens & Northern Corp. (Banks)	220		5,007
Citizens Community Bancorp, Inc. (Banking)	121		2,195
Citizens Financial Services, Inc. (Banks)	58		3,669
Citizens, Inc.* (Insurance)	576		3,197
City Holding Co. (Banks)	179		22,033
Civista Bancshares, Inc. (Banks)	242		5,839
Claritev Corp.* (Technology Services)	97		2,635
Claros Mortgage Trust, Inc. (Mortgage REITs)	1,177		3,225
Clarus Corp.* (Leisure Products)	377		1,444
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	2,217		4,877
Cleanspark, Inc.* (Software)	3,538		41,890
Clear Secure, Inc.—Class A (Software)	1,101		35,915
Clearfield, Inc.* (Communications Equipment)	147		4,376
ClearPoint Neuro, Inc.* (Medical Equipment & Devices)	336		4,344
Clearwater Analytics Holdings, Inc.*—Class A (Software)	3,558		85,712
Clearwater Paper Corp.* (Paper & Forest Products)	199		3,347
Climb Global Solutions, Inc.* (Electronic Equipment, Instruments & Components)	50		5,930
Clipper Realty, Inc.* (Residential REITs)	176		614
Clover Health Investments Corp.* (Health Care Facilities & Services)	5,210		11,671
CNB Financial Corp. (Banks)	374		10,360
CNO Financial Group, Inc. (Insurance)	1,227		51,595
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,664		64,563
Coastal Financial Corp.* (Banks)	164		15,708
CoastalSouth Bancshares, Inc.* (Banks)	69		1,654
Codexis, Inc.* (Life Sciences Tools & Services)	1,138		1,411
Coeur Mining, Inc.* (Metals & Mining)	8,165		166,893
Cogent Biosciences, Inc.* (Biotechnology)	1,771		63,597
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	621		15,090
Cohen & Steers, Inc. (Capital Markets)	354		22,748
Coherus Oncology, Inc.* (Biotechnology)	1,352		2,920
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	583		16,639
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	400		18,368
Colony Bankcorp, Inc.* (Banks)	216		4,203
Columbia Financial, Inc.* (Banks)	347		5,646
Columbus McKinnon Corp. (Machinery)	361		7,610
Commercial Bancgroup, Inc.* (Banks)	88		2,318
Commercial Metals Co. (Metals & Mining)	1,420		109,155
Community Financial System, Inc. (Banks)	675		42,188
Community Health Systems, Inc.* (Health Care Providers & Services)	1,635		5,248
Community Healthcare Trust, Inc. (Health Care REITs)	349		6,031
Community Trust Bancorp, Inc. (Banks)	203		12,525
Community West Bancshares (Banks)	213		5,106
CommVault Systems, Inc.* (Software)	570		48,849

See accompanying notes to financial statements.

162 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Compass Diversified Holdings (Financial Services)	856		$5,624
Compass Minerals International, Inc. (Metals & Mining)	441		11,016
Compass Therapeutics, Inc.* (Biotechnology)	1,668		10,675
Compass, Inc.*—Class A (Real Estate Management & Development)	8,187		102,501
Complete Solaria, Inc.* (Renewable Energy)	798		1,373
CompX International, Inc.* (Commercial Services & Supplies)	20		466
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	945		23,011
Concentra Group Holdings Parent, Inc. (Health Care Providers & Services)	1,490		33,048
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	280		1,618
Conduent, Inc.* (Professional Services)	1,856		2,580
CONMED Corp. (Health Care Equipment & Supplies)	397		15,241
ConnectOne Bancorp, Inc. (Banks)	608		16,185
Consensus Cloud Solutions, Inc.* (Software)	240		5,126
Consolidated Water Co., Ltd. (Water Utilities)	192		7,273
Constellium SE* (Metals & Mining)	1,749		39,300
Construction Partners, Inc.*—Class A (Construction & Engineering)	599		65,818
Consumer Portfolio Services, Inc.* (Consumer Finance)	122		1,053
Contango ORE, Inc.* (Metals & Mining)	141		3,997
Cooper-Standard Holdings, Inc.* (Automobile Components)	216		6,776
COPT Defense Properties (Office REITs)	1,453		44,767
Core Laboratories, Inc. (Energy Equipment & Services)	599		11,704
Core Molding Technologies, Inc.* (Chemicals)	103		2,011
Core Natural Resources, Inc. (Oil, Gas & Consumable Fuels)	650		61,997
Core Scientific, Inc.* (IT Services)	3,701		66,581
CoreCivic, Inc.* (Commercial Services & Supplies)	1,347		24,960
CorMedix, Inc.* (Pharmaceuticals)	947		7,349
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	595		3,035
CorVel Corp.* (Health Care Providers & Services)	371		25,833
Corvus Pharmaceuticals, Inc.* (Biotechnology)	729		15,090
Costamare Bulkers Holdings Ltd.* (Marine Transportation)	112		1,851
Costamare, Inc. (Marine Transportation)	565		9,481
Coursera, Inc.* (Diversified Consumer Services)	1,820		11,029
Covenant Logistics Group, Inc.—Class A (Ground Transportation)	194		4,772
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	75		974
CRA International, Inc. (Professional Services)	82		15,493
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	283		8,524
Crawford & Co.—Class A (Insurance)	208		2,257
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	1,956		245,048

Common Stocks, continued

	Shares	Value
Crescent Energy Co.—Class A (Oil, Gas & Consumable Fuels)	3,005		$29,359
Crexendo, Inc.* (Technology Services)	220		1,540
Cricut, Inc.—Class A (Household Durables)	614		2,745
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	1,247		62,275
CRISPR Therapeutics AG* (Biotechnology)	1,111		55,506
Critical Metals Corp.* (Metals & Mining)	577		7,599
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	399		3,719
CryoPort, Inc.* (Life Sciences Tools & Services)	623		5,925
CS Disco, Inc.* (Software)	308		1,925
CSG Systems International, Inc. (Professional Services)	355		28,311
CSP, Inc.* (Technology Services)	88		1,005
CSW Industrials, Inc. (Building Products)	208		56,156
CTO Realty Growth, Inc. (Equity REIT—Diversified)	400		7,108
CTS Corp. (Electronic Equipment, Instruments & Components)	367		18,867
Cullinan Therapeutics, Inc.* (Biotechnology)	688		8,228
Curbline Properties Corp.* (Retail REITs)	1,241		30,094
CuriosityStream, Inc. (Entertainment Content)	521		1,938
Cushman & Wakefield Ltd.* (Real Estate Services)	2,952		48,531
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	768		4,854
Customers Bancorp, Inc.* (Banks)	408		32,240
CVB Financial Corp. (Banks)	1,667		32,857
CVR Energy, Inc.* (Oil, Gas & Consumable Fuels)	394		8,960
CVRx, Inc.* (Health Care Equipment & Supplies)	205		1,404
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	1,498		7,490
Cytokinetics, Inc.* (Biotechnology)	1,516		95,796
Daily Journal Corp.* (Software)	16		9,382
Dakota Gold Corp.* (Metals & Mining)	1,142		6,841
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	486		11,251
Dana, Inc. (Automobile Components)	1,501		43,379
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	347		6,513
Dave, Inc.* (Software)	132		21,607
Day One Biopharmaceuticals, Inc.* (Biotechnology)	1,000		11,160
Definitive Healthcare Corp.* (Health Care Technology)	383		889
Definium Therapeutics, Inc.* (Pharmaceuticals)	1,200		20,256
Delcath Systems, Inc.* (Medical Equipment & Devices)	379		3,756
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	761		22,457
Deluxe Corp. (Commercial Services & Supplies)	564		14,890
Denali Therapeutics, Inc.* (Biotechnology)	1,688		36,697
Designer Brands, Inc.—Class A (Specialty Retail)	426		2,701
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,724		24,705
DiaMedica Therapeutics, Inc.* (Biotech & Pharma)	432		3,473

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 163

Common Stocks, continued

	Shares	Value
Diamond Hill Investment Group, Inc. (Capital Markets)	32		$5,483
DiamondRock Hospitality Co. (Hotel & Resort REITs)	2,629		24,134
Dianthus Therapeutics, Inc.* (Biotechnology)	312		16,658
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	315		21,738
Digi International, Inc.* (Communications Equipment)	464		19,984
Digimarc Corp.* (Software)	199		1,220
Digital Turbine, Inc.* (Software)	1,382		7,214
DigitalBridge Group, Inc. (Real Estate Management & Development)	2,259		34,766
DigitalOcean Holdings, Inc.* (IT Services)	872		48,178
Dime Community Bancshares, Inc. (Banks)	508		17,282
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	192		6,603
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	585		34,626
Disc Medicine, Inc.* (Biotechnology)	318		24,588
Distribution Solutions Group, Inc.* (Trading Companies & Distributors)	125		3,549
Diverisifed Energy Co. (Oil & Gas Producers)	792		10,605
Diversified Healthcare Trust (Health Care REITs)	2,799		16,262
DMC Global, Inc.* (Energy Equipment & Services)	247		2,124
DNOW, Inc.* (Trading Companies & Distributors)	2,369		35,985
DocGo, Inc.* (Health Care Providers & Services)	1,147		879
Dole PLC (Food Products)	1,053		16,774
Domo, Inc.*—Class B (Software)	428		2,512
Donegal Group, Inc.—Class A (Insurance)	215		4,014
Donnelley Financial Solutions, Inc.* (Capital Markets)	326		16,871
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	474		13,997
Dorman Products, Inc.* (Automobile Components)	352		43,718
Douglas Dynamics, Inc. (Machinery)	288		10,852
Douglas Elliman, Inc. (Real Estate Services)	936		2,527
Douglas Emmett, Inc. (Office REITs)	2,066		21,817
Dream Finders Homes, Inc.*—Class A (Household Durables)	376		6,915
Driven Brands Holdings, Inc.* (Commercial Services & Supplies)	761		11,834
Ducommun, Inc.* (Aerospace & Defense)	176		19,950
D-Wave Quantum, Inc.* (Software)	4,268		90,567
DXP Enterprises, Inc.* (Trading Companies & Distributors)	166		21,588
Dycom Industries, Inc.* (Construction & Engineering)	357		130,087
Dynavax Technologies Corp.* (Biotechnology)	1,284		19,883
Dyne Therapeutics, Inc.* (Biotechnology)	1,577		28,213
Dynex Capital, Inc. (Mortgage REITs)	1,874		26,010
Eagle Bancorp Montana, Inc. (Banking)	94		2,041
Eagle Bancorp, Inc. (Banks)	359		9,607
Eagle Financial Services, Inc. (Banking)	59		2,260
Easterly Government Properties, Inc. (Office REITs)	541		12,654
Eastern Bankshares, Inc. (Banks)	2,825		57,870

Common Stocks, continued

	Shares		Value
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)		615		$4,502
ECB BanCorp., Inc.* (Banking)		96		1,697
EchoStar Corp.*—Class A (Media)		1,729		195,758
Ecovyst, Inc.* (Chemicals)		1,455		15,438
Edgewell Personal Care Co. (Personal Care Products)		574		11,170
Edgewise Therapeutics, Inc.* (Pharmaceuticals)		860		24,209
Editas Medicine, Inc.* (Biotechnology)		1,156		2,300
eGain Corp.* (Software)		205		2,105
eHealth, Inc.* (Insurance)		367		1,039
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)		357		3,616
Electromed, Inc.* (Medical Equipment & Devices)		86		2,569
Eledon Pharmaceuticals, Inc.* (Biotech & Pharma)		717		1,577
Ellington Financial, Inc. (Mortgage REITs)		1,245		15,998
Embecta Corp. (Health Care Equipment & Supplies)		746		7,915
Emerald Holding, Inc. (Media)		177		892
Emergent BioSolutions, Inc.* (Biotechnology)		665		7,541
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)		188		568
Empire State Realty Trust, Inc. (Equity REIT—Diversified)		1,784		11,828
Employers Holdings, Inc. (Insurance)		285		12,432
Enact Holdings, Inc. (Financial Services)		360		14,317
Enanta Pharmaceuticals, Inc.* (Biotechnology)		347		4,476
Encore Capital Group, Inc.* (Consumer Finance)		287		15,842
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)		2,348		7,467
Energizer Holdings, Inc. (Household Products)		799		17,442
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)		2,912		65,344
Energy Recovery, Inc.* (Machinery)		660		9,629
Energy Services of America Corp. (Engineering & Construction)		150		1,352
Enerpac Tool Group Corp. (Machinery)		677		27,324
EnerSys (Electrical Equipment)		476		85,770
Enhabit, Inc.* (Health Care Providers & Services)		631		6,708
Enliven Therapeutics, Inc.* (Pharmaceuticals)		502		13,278
Ennis, Inc. (Commercial Services & Supplies)		311		6,061
Enova International, Inc.* (Consumer Finance)		307		50,707
Enovis Corp.* (Health Care Equipment & Supplies)		729		16,067
Enovix Corp.* (Electrical Equipment)		2,150		14,233
Enpro, Inc. (Machinery)		270		64,471
Enterprise Financial Services Corp. (Banks)		468		26,840
Entrada Therapeutics, Inc.* (Biotechnology)		362		4,141
Entravision Communications Corp.—Class A (Media)		793		2,387
Envela Corp.* (Renewable Energy)		85		1,159
Enviri Corp. (Commercial Services & Supplies)		969		18,333
Eos Energy Enterprises, Inc.* (Renewable Energy)		3,935		57,608
ePlus, Inc. (Electronic Equipment, Instruments & Components)		336		28,832
Epsilon Energy Ltd. (Oil & Gas Producers)		245		1,223
Equity Bancshares, Inc.*—Class A (Banks)		196		9,040

See accompanying notes to financial statements.

164 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Erasca, Inc.* (Biotechnology)	2,213		$23,259
Ermenegildo Zegna NV (Apparel & Textile Products)	788		6,848
Escalade, Inc. (Leisure Products)	130		1,890
ESCO Technologies, Inc. (Machinery)	332		75,752
Esperion Therapeutics, Inc.* (Pharmaceuticals)	2,982		10,109
Esquire Financial Holdings, Inc. (Banks)	92		9,810
Essent Group, Ltd. (Financial Services)	1,208		76,007
Essential Properties Realty Trust, Inc. (Equity REIT—Diversified)	2,534		76,931
Ethan Allen Interiors, Inc. (Household Durables)	296		6,787
Eton Pharmaceuticals, Inc.* (Biotech & Pharma)	326		4,893
European Wax Center, Inc.*—Class A (Diversified Consumer Services)	373		1,466
Eve Holding, Inc.* (Aerospace & Defense)	1,222		4,815
Eventbrite, Inc.*—Class A (Entertainment)	964		4,261
EverCommerce, Inc.* (Software)	187		2,253
EverQuote, Inc.*—Class A (Interactive Media & Services)	372		8,444
EVERTEC, Inc. (Financial Services)	820		24,608
EVgo, Inc.* (Specialty Retail)	1,634		4,918
EVI Industries, Inc.* (Trading Companies & Distributors)	65		1,671
Evolent Health, Inc.*—Class A (Health Care Technology)	1,496		4,802
Evolus, Inc.* (Pharmaceuticals)	661		3,100
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	403		1,588
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	1,949		12,064
Excelerate Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	304		11,354
eXp World Holdings, Inc. (Real Estate Management & Development)	1,123		10,152
Expensify, Inc.* (Software)	763		1,106
Exponent, Inc. (Professional Services)	648		46,572
Expro Group Holdings N.V.* (Energy Equipment & Services)	1,136		18,187
Extreme Networks, Inc.* (Communications Equipment)	1,682		24,524
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	963		13,020
F&G Annuities & Life, Inc. (Insurance)	472		13,919
Fabrinet* (Electronic Equipment, Instruments & Components)	461		225,633
Falcon’s Beyond Global, Inc.* (Professional Services)	186		1,110
Faraday Future Intelligent Electric, Inc.* (Software)	1,820		1,893
Farmers & Merchants Bancorp, Inc. (Banks)	162		4,346
Farmers National Banc Corp. (Banks)	466		6,049
Farmland Partners, Inc. (Specialized REITs)	495		5,747
Fastly, Inc.*—Class A (IT Services)	1,779		16,456
Fate Therapeutics, Inc.* (Biotechnology)	1,387		1,651
FB BanCorp, Inc.* (Banking)	227		2,942
FB Financial Corp. (Banks)	529		30,433
Federal Agricultural Mortgage Corp.—Class C (Financial Services)	119		20,147
Federal Signal Corp. (Machinery)	766		82,797

Common Stocks, continued

	Shares	Value
Fennec Pharmaceuticals, Inc.* (Biotechnology)	299		$2,269
Ferroglobe PLC (Metals & Mining)	1,524		7,239
Fidelis Insurance Holdings, Ltd. (Insurance)	713		13,576
Fidelity D&D Bancorp, Inc. (Banks)	61		2,727
Figs, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,128		12,194
Finance Of America Companies, Inc.* (Specialty Finance)	65		1,514
Financial Institutions, Inc. (Banks)	253		8,334
Finward BanCorp. (Banking)	44		1,612
Finwise Bancorp* (Banking)	118		2,066
Firefly Aerospace, Inc.* (Aerospace & Defense)	274		6,905
First Advantage Corp.* (Professional Services)	1,009		13,622
First Bancorp (Banks)	2,028		44,859
First Bancorp (Banks)	515		29,834
First Bank (Banks)	275		4,587
First Busey Corp. (Banks)	1,077		26,548
First Business Financial Services, Inc. (Banks)	101		5,789
First Capital, Inc. (Banking)	42		2,475
First Commonwealth Financial Corp. (Banks)	1,331		23,998
First Community Bancshares, Inc.* (Banks)	199		7,168
First Community Corp (Banking)	94		2,756
First Financial Bancorp* (Banks)	1,283		36,873
First Financial Bankshares, Inc. (Banks)	1,715		54,571
First Financial Corp. (Banks)	145		9,448
First Foundation, Inc. (Banks)	809		5,081
First Internet Bancorp (Banks)	99		2,157
First Interstate BancSystem, Inc.—Class A (Banks)	1,141		40,471
First Merchants Corp. (Banks)	735		29,224
First Mid Bancshares, Inc. (Banks)	277		11,662
First National Corp. (Banking)	99		2,609
First United Corp.* (Banking)	77		2,951
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	701		11,209
First Western Financial, Inc.* (Banks)	105		2,641
FirstCash Holdings, Inc. (Consumer Finance)	505		86,103
Firstsun Capital Bancorp* (Banking)	161		6,357
FitLife Brands, Inc.* (Biotech & Pharma)	50		795
Five Star Bancorp (Banks)	199		7,884
Five9, Inc.* (Software)	987		17,431
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	398		10,627
Flexsteel Industries, Inc. (Household Durables)	45		1,801
Flotek Industries, Inc.* (Oil & Gas Services & Equipment)	182		3,161
Flowco Holdings, Inc.*—Class A (Oil & Gas Services & Equipment)	255		5,330
Fluence Energy, Inc.* (Electrical Equipment)	814		25,047
Fluor Corp. (Construction & Engineering)	2,053		94,828
Flushing Financial Corp. (Banks)	411		6,490
flyExclusive, Inc.* (Passenger Airlines)	67		198
Flywire Corp.* (Financial Services)	1,495		18,837
Foghorn Therapeutics, Inc.* (Biotechnology)	424		2,421
Fold Holdings, Inc.* (Capital Markets)	80		155
Forafric Global PLC* (Food Products)	71		711
Forestar Group, Inc.* (Real Estate Management & Development)	247		6,427
Forge Global Holdings, Inc.* (Institutional Financial Services)	141		6,303

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 165

Common Stocks, continued

	Shares		Value
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)		993		$69,997
Forrester Research, Inc.* (Professional Services)		146		1,184
Fortrea Holdings, Inc.* (Life Sciences Tools & Services)		1,164		19,567
Forum Energy Technologies, Inc.* (Energy Equipment & Services)		130		5,881
Forward Air Corp.* (Air Freight & Logistics)		273		7,611
Four Corners Property Trust, Inc. (Specialized REITs)		1,350		33,278
Fox Factory Holding Corp.* (Automobile Components)		536		9,862
Franklin BSP Realty Trust, Inc. (Mortgage REITs)		1,043		10,701
Franklin Covey Co.* (Professional Services)		137		2,791
Franklin Electric Co., Inc. (Machinery)		495		49,312
Franklin Financial Services Corp. (Banking)		54		2,755
Franklin Street Properties Corp. (Office REITs)		1,010		848
Frequency Electronics Inc* (Technology Hardware)		84		4,417
Fresh Del Monte Produce, Inc. (Food Products)		424		16,816
Freshworks, Inc.*—Class A (Software)		2,561		27,608
Friedman Industries, Inc.* (Steel)		86		1,688
Frontdoor, Inc.* (Diversified Consumer Services)		935		55,268
Frontier Group Holdings, Inc.* (Passenger Airlines)		1,079		5,007
FrontView REIT, Inc. (Retail REITs)		263		4,316
FRP Holdings, Inc.* (Real Estate Management & Development)		148		3,539
FS Bancorp, Inc.* (Banks)		82		3,442
FTAI Infrastructure, Inc. (Ground Transportation)		1,397		8,131
fuboTV, Inc.* (Interactive Media & Services)		4,254		9,486
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)		549		5,891
Fulgent Genetics, Inc.* (Health Care Providers & Services)		264		6,917
Fulton Financial Corp. (Banks)		2,327		48,053
Funko, Inc.*—Class A (Leisure Products)		520		2,111
FutureFuel Corp.* (Oil, Gas & Consumable Fuels)		321		1,056
FVCBankcorp, Inc.* (Banks)		197		2,983
Gaia, Inc.* (Retail—Discretionary)		213		722
Gambling.com Group, Ltd.* (Media)		239		1,140
Gannett Co., Inc.* (Media)		1,798		10,644
Garret Motion, Inc. (Automotive)		2,026		36,549
GATX Corp. (Trading Companies & Distributors)		458		83,315
GBank Financial Holdings, Inc.* (Specialty Finance)		114		3,708
GCM Grosvenor, Inc.—Class A (Capital Markets)		664		7,516
Genco Shipping & Trading, Ltd. (Marine Transportation)		403		8,423
Gencor Industries, Inc.* (Machinery)		132		1,893
GeneDx Holdings Corp.* (Health Care Providers & Services)		243		23,391
Genesco, Inc.* (Specialty Retail)		126		3,645
Genie Energy, Ltd.—Class B (Electric Utilities)		268		3,690
Genius Sports Ltd.* (Leisure Facilities & Services)		2,789		24,265

Common Stocks, continued

	Shares	Value
Gentherm, Inc.* (Automobile Components)	389		$12,432
Genworth Financial, Inc.*—Class A (Insurance)	5,183		43,226
German American Bancorp, Inc.* (Banks)	462		19,436
Geron Corp.* (Biotechnology)	6,963		9,539
Getty Images Holdings, Inc.* (Interactive Media & Services)	1,404		1,839
Getty Realty Corp. (Retail REITs)	689		20,574
Gevo, Inc.* (Renewable Energy)	2,950		5,782
Gibraltar Industries, Inc.* (Building Products)	381		19,530
GigaCloud Technology, Inc.*—Class A (Distributors)	312		12,458
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	463		13,589
Ginkgo Bioworks Holdings, Inc.* (Health Care Facilities & Services)	527		4,727
Glacier Bancorp, Inc. (Banks)	1,637		82,962
Gladstone Commercial Corp. (Equity REIT—Diversified)	590		6,874
Gladstone Land Corp. (Specialized REITs)	434		4,839
Glaukos Corp.* (Health Care Equipment & Supplies)	712		85,000
Global Business Travel Group, Inc.* (Hotels, Restaurants & Leisure)	1,665		11,405
Global Industrial Co. (Trading Companies & Distributors)	183		5,592
Global Medical REIT, Inc. (Health Care REITs)	163		5,630
Global Net Lease, Inc. (Equity REIT—Diversified)	2,527		23,905
Global Water Resources, Inc. (Water Utilities)	161		1,396
Globalstar, Inc.* (Telecommunications)	639		39,375
Gogo, Inc.* (Wireless Telecommunication Services)	996		4,572
GoHealth, Inc.*—Class A (Insurance)	121		261
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	1,246		50,575
Gold.com, Inc. (Distributors)	242		12,548
Golden Entertainment, Inc.* ARS (Hotels, Restaurants & Leisure)	246		6,622
Golden Matrix Group, Inc.* (Entertainment)	277		202
Goosehead Insurance, Inc.*—Class A (Insurance)	302		18,676
Gossamer Bio, Inc.* (Biotechnology)	2,449		5,584
GPGI, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	731		17,230
Graham Corp. (Machinery)	133		9,299
Graham Holdings Co.—Class B (Diversified Consumer Services)	41		47,832
GRAIL, Inc.* (Biotechnology)	448		43,823
Granite Construction, Inc. (Construction & Engineering)	558		67,373
Granite Ridge Resources, Inc. (Oil, Gas & Consumable Fuels)	689		3,459
Gray Television, Inc. (Media)	1,121		5,056
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	848		12,703
Great Southern Bancorp, Inc. (Banks)	107		6,568
Green Brick Partners, Inc.* (Household Durables)	398		27,617
Green Dot Corp.*—Class A (Consumer Finance)	684		8,331
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	856		9,810
Greene County Bancorp, Inc. (Banks)	90		2,110

See accompanying notes to financial statements.

166 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Greenlight Capital Re, Ltd.*—Class A (Insurance)	334		$4,633
Greenwich Lifesciences, Inc.* (Biotechnology)	80		2,406
Greif, Inc.—Class A (Containers & Packaging)	323		22,810
Greif, Inc.—Class B (Containers & Packaging)	59		4,908
Grid Dynamics Holdings, Inc.* (IT Services)	850		7,030
Griffon Corp. (Building Products)	489		39,829
Grindr, Inc.* (Interactive Media & Services)	417		4,720
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	1,208		11,512
Group 1 Automotive, Inc. (Specialty Retail)	157		55,619
Groupon, Inc.* (Broadline Retail)	324		4,585
Guardant Health, Inc.* (Health Care Providers & Services)	1,549		176,647
Guardian Pharmacy Services, Inc.* (Consumer Staples Distribution & Retail)	287		8,667
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	203		41,447
Gyre Therapeutics, Inc.* (Biotechnology)	150		1,214
H.B. Fuller Co. (Chemicals)	697		41,890
H2O America* (Water Utilities)	425		22,117
HA Sustainable Infrastructure Capital, Inc. (Financial Services)	1,560		53,680
Haemonetics Corp.* (Health Care Equipment & Supplies)	614		40,929
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	396		7,322
Hamilton Beach Brands Holding Co.*—Class A (Household Durables)	90		1,718
Hamilton Insurance Group, Ltd.*—Class B (Insurance)	572		15,873
Hancock Whitney Corp. (Banks)	1,081		74,372
Hanmi Financial Corp. (Banks)	383		10,176
Hanover Bancorp, Inc.* (Banking)	58		1,340
Harmonic, Inc.* (Communications Equipment)	1,434		13,938
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	557		20,342
Harrow, Inc.* (Pharmaceuticals)	402		16,458
Haverty Furniture Cos., Inc. (Specialty Retail)	172		4,355
Hawaiian Electric Industries, Inc.* (Electric Utilities)	2,223		34,056
Hawkins, Inc. (Chemicals)	249		32,432
Hawthorn Bancshares, Inc. (Banking)	74		2,620
HBT Financial, Inc. (Banks)	146		3,939
HCI Group, Inc. (Insurance)	137		21,738
Health Catalyst, Inc.* (Health Care Technology)	863		1,855
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	898		16,900
HealthEquity, Inc.* (Health Care Providers & Services)	1,088		93,208
HealthStream, Inc. (Health Care Technology)	304		6,776
HeartFlow, Inc.* (Health Care Technology)	247		7,378
Heartland Express, Inc. (Ground Transportation)	559		5,640
Hecla Mining Co. (Metals & Mining)	8,106		182,548
Helen of Troy, Ltd.* (Household Durables)	292		4,836
Helios Technologies, Inc. (Machinery)	423		27,402
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,773		14,078
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,232		41,740
Herbalife, Ltd.* (Personal Care Products)	1,304		22,481

Common Stocks, continued

	Shares	Value
Herc Holdings, Inc. (Trading Companies & Distributors)	417		$59,773
Heritage Commerce Corp. (Banks)	764		9,726
Heritage Financial Corp. (Banks)	435		11,227
Heritage Insurance Holdings, Inc.* (Insurance)	313		8,160
Heron Therapeutics, Inc.* (Biotechnology)	1,959		2,586
Hertz Global Holdings, Inc.* (Ground Transportation)	1,505		7,375
HF Foods Group, Inc.* (Consumer Staples Distribution & Retail)	513		980
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	284		1,292
Hillenbrand, Inc. (Machinery)	900		28,719
Hillman Solutions Corp. (Machinery)	2,525		23,659
Hilltop Holdings, Inc.* (Banks)	554		20,747
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	775		34,960
Himalaya Shipping, Ltd. (Marine Transportation)	357		3,877
Hims & Hers Health, Inc.* (Health Care Providers & Services)	2,614		70,813
Hingham Institution for Savings (Banks)	22		6,566
Hippo Holdings, Inc.* (Insurance)	228		6,794
HireQuest, Inc. (Professional Services)	71		797
HNI Corp. (Commercial Services & Supplies)	812		38,805
Holley, Inc.* (Automobile Components)	974		3,750
Hologic, Inc.* (Biotechnology)	304		3,104
Home Bancorp, Inc. (Banks)	87		5,193
Home BancShares, Inc. (Banks)	2,402		69,418
HomeTrust Bancshares, Inc. (Banks)	204		8,796
Hope Bancorp, Inc. (Banks)	1,577		18,892
Horace Mann Educators Corp. (Insurance)	520		23,301
Horizon Bancorp, Inc. (Banks)	641		11,294
Hovnanian Enterprises, Inc.*—Class A (Household Durables)	61		6,872
Hub Group, Inc.*—Class A (Air Freight & Logistics)	762		36,256
Hudson Pacific Properties, Inc.* (Office REITs)	678		5,844
Hudson Technologies, Inc.* (Trading Companies & Distributors)	491		3,520
Humacyte, Inc.* (Biotechnology)	1,979		1,974
Huron Consulting Group, Inc.* (Professional Services)	217		36,673
Hut 8 Corp.* (Software)	1,221		68,168
Hyliion Holdings Corp.* (Machinery)	1,581		3,241
Hyster-Yale, Inc.—Class A (Machinery)	150		5,018
I3 Verticals, Inc.*—Class A (Financial Services)	300		6,663
IBEX Holdings, Ltd.* (Professional Services)	128		4,762
Ibotta, Inc.*—Class A (Media)	178		3,677
ICF International, Inc.* (Professional Services)	234		21,821
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	434		13,168
ICU Medical, Inc.* (Health Care Equipment & Supplies)	308		46,169
Idaho Strategic Resources, Inc.* (Metals & Mining)	183		6,599
Ideaya Biosciences, Inc.* (Biotechnology)	1,024		32,963
IDT Corp.—Class B (Diversified Telecommunication Services)	207		10,066
IES Holdings, Inc.* (Construction & Engineering)	115		43,733
iHeartMedia, Inc.*—Class A (Media)	1,551		5,025

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 167

Common Stocks, continued

	Shares	Value
IMAX Corp.* (Entertainment)	558		$19,480
Immersion Corp. (Technology Hardware, Storage & Peripherals)	358		2,406
ImmunityBio, Inc.* (Biotechnology)	3,762		23,513
Immunome, Inc.* (Biotechnology)	1,194		29,396
Immunovant, Inc.* (Biotechnology)	894		23,244
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	344		47,506
Independence Realty Trust, Inc. (Residential REITs)	3,068		51,236
Independent Bank Corp. (Banks)	254		8,928
Independent Bank Corp. (Banks)	642		51,861
indie Semiconductor, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	2,499		10,246
Indivior Pharmaceuticals, Inc.* (Pharmaceuticals)	1,546		54,697
Industrial Logistics Properties Trust (Industrial REITs)	682		3,635
Infinity Natural Resources, Inc.*—Class A (Oil & Gas Producers)	196		3,112
Information Services Group, Inc. (IT Services)	449		2,501
Ingevity Corp.* (Chemicals)	465		30,592
Ingles Markets, Inc.—Class A (Consumer Staples Distribution & Retail)	186		13,924
Inhibikase Therapeutics, Inc.* (Biotech & Pharma)	772		1,158
Inhibrx Biosciences, Inc.* (Biotechnology)	116		8,847
Inmune Bio, Inc.* (Biotechnology)	261		415
Innodata, Inc.* (Professional Services)	392		21,732
Innospec, Inc. (Chemicals)	317		25,905
Innovage Holding Corp.* (Health Care Providers & Services)	258		1,432
Innovative Industrial Properties, Inc. (Industrial REITs)	354		17,105
Innovex International, Inc.* (Energy Equipment & Services)	494		12,276
Innoviva, Inc.* (Pharmaceuticals)	803		16,060
Innventure, Inc.* (Capital Markets)	349		1,148
Inogen, Inc.* (Health Care Equipment & Supplies)	303		1,788
Inseego Corp.* (Technology Hardware)	160		1,742
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	373		31,339
Insperity, Inc. (Professional Services)	460		19,656
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	319		2,849
Installed Building Products, Inc. (Household Durables)	296		85,288
Insteel Industries, Inc. (Building Products)	238		7,887
Intapp, Inc.* (Software)	728		24,716
Integer Holdings Corp.* (Health Care Equipment & Supplies)	440		38,218
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	855		9,525
Intellia Therapeutics, Inc.* (Biotechnology)	1,312		17,253
InterDigital, Inc. (Software)	330		107,726
Interface, Inc. (Commercial Services & Supplies)	739		23,256
International Bancshares Corp. (Banks)	695		48,400
International Game Technology PLC (Hotels, Restaurants & Leisure)	1,338		19,374

Common Stocks, continued

	Shares	Value
International Money Express, Inc.* (Financial Services)	350		$5,411
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	513		30,600
Interparfums, Inc. (Personal Care Products)	234		22,831
Intrepid Potash, Inc.* (Chemicals)	137		4,499
Intuitive Machines, Inc.* (Aerospace & Defense)	1,395		26,491
InvenTrust Properties Corp. (Retail REITs)	995		29,243
Invesco Mortgage Capital, Inc. (Mortgage REITs)	913		7,843
Investar Holding Corp. (Banks)	116		3,300
Investors Title Co.* (Insurance)	18		4,670
IonQ, Inc.* (Technology Hardware, Storage & Peripherals)	4,315		172,513
Iovance Biotherapeutics, Inc.* (Biotechnology)	3,920		9,996
iRadimed Corp.* (Health Care Equipment & Supplies)	104		10,180
IRhythm Holdings, Inc.* (Health Care Equipment & Supplies)	406		62,731
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	2,040		9,976
Ispire Technology, Inc.* (Tobacco)	241		887
Itron, Inc.* (Electronic Equipment, Instruments & Components)	580		57,466
Ivanhoe Electric, Inc.* (Metals & Mining)	1,359		23,225
J & J Snack Foods Corp. (Food Products)	198		18,810
J Jill, Inc. (Specialty Retail)	94		1,467
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	224		4,697
Jackson Financial, Inc.—Class A (Financial Services)	883		105,007
Jade Biosciences, Inc.* (Biotech & Pharma)	590		9,210
JAKKS Pacific, Inc.* (Leisure Products)	115		2,101
James River Group Holdings, Inc. (Insurance)	470		3,154
Jamf Holding Corp.* (Software)	996		12,998
Janus International Group, Inc.* (Building Products)	1,729		11,861
Janux Therapeutics, Inc.* (Biotechnology)	546		7,486
JBG SMITH Properties (Office REITs)	763		12,849
Jefferson Capital, Inc. (Consumer Finance)	101		2,158
JELD-WEN Holding, Inc.* (Building Products)	1,085		2,951
JetBlue Airways Corp.* (Passenger Airlines)	3,786		18,438
Joby Aviation, Inc.* (Passenger Airlines)	6,203		65,565
John B. Sanfilippo & Son, Inc.* (Food Products)	99		8,009
John Bean Technologies Corp. (Machinery)	666		104,768
John Marshall Bancorp, Inc. (Banks)	161		3,323
John Wiley & Sons, Inc.—Class A (Media)	519		16,208
Johnson Outdoors, Inc.—Class A (Leisure Products)	75		3,404
Journey Medical Corp.* (Biotech & Pharma)	183		1,530
Kadant, Inc. (Machinery)	150		48,156
Kaiser Aluminum Corp. (Metals & Mining)	205		25,137
Kaltura, Inc.* (Software)	1,162		1,894
KalVista Pharmaceuticals, Inc.* (Biotechnology)	489		7,633
Karat Packaging, Inc. (Trading Companies & Distributors)	109		2,667
KB Home (Household Durables)	805		46,320
Kearney Financial Corp. (Banks)	729		5,679

See accompanying notes to financial statements.

168 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Kelly Services, Inc.—Class A (Professional Services)	391		$4,219
Kennametal, Inc. (Machinery)	971		33,393
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	1,542		15,189
Keros Therapeutics, Inc.* (Biotechnology)	372		6,663
Kestra Medical Technologies Ltd.* (Medical Equipment & Devices)	251		6,192
Kforce, Inc. (Professional Services)	228		8,055
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	310		9,365
KinderCare Learning Cos., Inc.* (Diversified Consumer Services)	402		1,877
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	565		23,114
Kingstone Companies, Inc. (Insurance)	144		2,225
Kingsway Financial Services, Inc.* (Insurance)	269		3,610
Kite Realty Group Trust (Retail REITs)	2,774		65,161
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	703		5,821
Knife River Corp. (Construction Materials)	729		48,967
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,089		26,397
Kodiak Gas Services, Inc. (Energy Equipment & Services)	1,077		45,245
Kodiak Sciences, Inc.* (Biotechnology)	417		9,495
Kohl’s Corp. (Broadline Retail)	1,391		24,300
Kolibri Global Energy, Inc.* (Oil & Gas Producers)	380		1,531
Kontoor Brands, Inc.* (Textiles, Apparel & Luxury Goods)	703		41,991
Kopin Corp.* (Technology Hardware)	2,284		5,825
Koppers Holdings, Inc. (Chemicals)	241		7,100
Korn Ferry (Professional Services)	669		46,475
Korro Bio, Inc.* (Biotechnology)	84		1,120
KORU Medical Systems, Inc.* (Medical Equipment & Devices)	551		2,970
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	6,048		9,556
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	2,126		218,998
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	983		3,096
Kronos Worldwide, Inc.* (Chemicals)	278		1,460
Krystal Biotech, Inc.* (Biotechnology)	316		88,240
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	650		37,265
KULR Technology Group, Inc.* (Technology Hardware)	504		1,794
Kura Oncology, Inc.* (Biotechnology)	1,028		8,347
Kura Sushi USA, Inc.*—Class A (Hotels, Restaurants & Leisure)	80		5,345
Kymera Therapeutics, Inc.* (Biotechnology)	719		52,264
L.B. Foster Co.—Class A (Machinery)	129		3,876
Ladder Capital Corp. (Mortgage REITs)	1,456		15,972
Lakeland Financial Corp. (Banks)	321		19,132
Lakeland Industries, Inc. (Apparel & Textile Products)	108		1,017
Lancaster Colony Corp. (Food Products)	256		43,922
Landmark BanCorp, Inc. (Banking)	61		1,646
Lands’ End, Inc.* (Specialty Retail)	117		2,078

Common Stocks, continued

	Shares	Value
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	854		$57,150
Larimar Therapeutics, Inc.* (Biotechnology)	620		2,195
Latham Group, Inc.* (Leisure Products)	572		3,598
Laureate Education, Inc.* (Diversified Consumer Services)	1,621		55,600
La-Z-Boy, Inc. (Household Durables)	529		19,261
LB Pharmaceuticals, Inc.* (Pharmaceuticals)	245		5,255
LCI Industries (Automobile Components)	302		44,300
LCNB Corp. (Banks)	171		2,926
Legacy Housing Corp.* (Household Durables)	109		2,262
Legalzoom.com, Inc.* (Commercial Support Services)	1,625		14,446
Legence Corporation* (Construction & Engineering)	472		22,142
Leggett & Platt, Inc. (Household Durables)	1,700		19,839
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	266		22,602
Lemonade, Inc.* (Insurance)	772		66,956
LendingClub Corp.* (Consumer Finance)	1,444		24,418
LendingTree, Inc.* (Consumer Finance)	143		8,102
LENSAR, Inc.* (Medical Equipment & Devices)	122		1,553
LENZ Therapeutics, Inc.* (Biotechnology)	206		3,259
Lexeo Therapeutics, Inc.* (Biotechnology)	804		5,958
LGI Homes, Inc.* (Household Durables)	261		13,079
Liberty Energy, Inc. (Energy Equipment & Services)	2,014		49,645
Liberty Latin America, Ltd.*—Class A (Diversified Telecommunication Services)	372		2,872
Liberty Latin America, Ltd.*—Class C (Diversified Telecommunication Services)	1,616		12,572
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,927		56,212
Life360, Inc.* (Software)	261		14,953
Lifecore Biomedical, Inc.* (Life Sciences Tools & Services)	356		3,094
LifeMD, Inc.* (Health Care Technology)	500		1,620
LifeStance Health Group, Inc.* (Health Care Providers & Services)	2,119		14,981
Lifevantage Corporation (Food Products)	136		721
Lifeway Foods, Inc.* (Food Products)	65		1,432
Lifezone Metals, Ltd.* (Metals & Mining)	354		1,873
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	247		47,449
Lightbridge Corp.* (Electrical Equipment)	341		5,246
Limbach Holdings, Inc.* (Construction & Engineering)	135		11,607
Limoneira Co.* (Food Products)	213		3,067
Lincoln Educational Services Corp.* (Diversified Consumer Services)	377		10,051
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	479		7,985
Lindsay Corp. (Machinery)	139		17,413
LINKBANCORP, Inc. (Banks)	274		2,398
Lionsgate Studios Corp.* (Entertainment)	2,612		24,657
Liquidia Corp.* (Pharmaceuticals)	818		34,675
Liquidity Services, Inc.* (Commercial Services & Supplies)	296		9,472
LivaNova PLC* (Health Care Equipment & Supplies)	695		45,668
Live Oak Bancshares, Inc. (Banks)	451		18,022

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 169

Common Stocks, continued

	Shares		Value
LiveRamp Holdings, Inc.* (Software)		824		$20,064
Livewire Group, Inc.* (Automobiles)		469		1,097
loanDepot, Inc.* (Specialty Finance)		1,139		2,483
Logistic Properties Of The Americas* (Real Estate Owners & Developers)		41		121
LSB Industries, Inc.* (Chemicals)		686		6,373
LSI Industries, Inc. (Electrical Equipment)		347		7,672
LTC Properties, Inc. (Health Care REITs)		580		21,153
Lucid Diagnostics, Inc.* (Medical Equipment & Devices)		1,150		1,369
Lumen Technologies, Inc. (Diversified Telecommunication Services)	12,163			107,279
Lument Finance Trust, Inc.* (Specialty Finance)		583		781
Luxfer Holdings PLC (Machinery)		341		5,163
LXP Industrial Trust (Industrial REITs)		744		36,865
M/I Homes, Inc.* (Household Durables)		332		44,388
Mack-Cali Realty Corp. (Residential REITs)		962		14,613
Madison Square Garden Entertainment Corp.* (Entertainment)		506		31,306
Madrigal Pharmaceuticals, Inc.* (Biotechnology)		237		115,966
Magnera Corp.* (Forestry, Paper & Wood Products)		408		5,333
Magnite, Inc.* (Media)		1,785		25,830
Magnolia Oil & Gas Corp.—Class A (Oil, Gas & Consumable Fuels)		2,308		58,877
MainStreet Bancshares, Inc.* (Banking)		90		1,927
Malibu Boats, Inc.*—Class A (Leisure Products)		235		7,638
Mama’s Creations, Inc.* (Food Products)		468		7,067
Mammoth Energy Services, Inc.* (Energy Equipment & Services)		310		725
Mannkind Corp.* (Biotechnology)		3,858		22,299
MapLight Therapeutics, Inc.* (Biotechnology)		215		3,803
MARA Holdings, Inc.* (Software)		4,739		45,021
Maravai LifeSciences Holdings, Inc.*—Class A (Life Sciences Tools & Services)		1,393		4,680
Marcus & Millichap, Inc. (Real Estate Management & Development)		305		8,296
Marex Group PLC (Institutional Financial Services)		702		27,715
Marine Products Corp. (Leisure Products)		112		1,082
MarineMax, Inc.* (Specialty Retail)		242		6,541
MarketWise, Inc. (Capital Markets)		25		414
Marqeta, Inc.*—Class A (Financial Services)		4,656		19,229
Marriott Vacations Worldwide Corp.* (Hotels, Restaurants & Leisure)		355		19,280
Marten Transport, Ltd. (Ground Transportation)		744		9,151
Masterbrand, Inc.* (Building Products)		1,620		19,634
MasterCraft Boat Holdings, Inc.* (Leisure Products)		202		4,349
Materion Corp. (Metals & Mining)		264		36,506
Mativ Holdings, Inc. (Chemicals)		689		8,302
Matrix Service Co.* (Construction & Engineering)		345		4,940
Matson, Inc. (Marine Transportation)		401		64,281
Matthews International Corp.—Class A (Commercial Services & Supplies)		380		9,990
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)		87		1,490
MaxCyte, Inc.* (Life Sciences Tools & Services)		1,290		1,170
Maximus, Inc. (Professional Services)		722		68,186

Common Stocks, continued

	Shares	Value
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	1,053		$18,270
Mayville Engineering Co., Inc.* (Machinery)	167		3,273
Maze Therapeutics, Inc.* (Biotechnology)	273		11,897
MBIA, Inc.* (Insurance)	583		3,731
MBX Biosciences, Inc.* (Pharmaceuticals)	363		13,377
McGrath RentCorp (Trading Companies & Distributors)	313		34,959
McGraw Hill, Inc.* (Diversified Consumer Services)	370		5,458
Mechanics Bancorp* (Banks)	618		9,264
Medallion Financial Corp.* (Consumer Finance)	207		2,130
MediaAlpha, Inc.*—Class A (Interactive Media & Services)	432		4,419
Medifast, Inc. (Personal Care Products)	137		1,567
MediWound, Ltd.* (Pharmaceuticals)	124		2,248
MeiraGTx Holdings PLC* (Biotechnology)	576		4,383
Mercantile Bank Corp. (Banks)	202		10,500
Merchants Bancorp (Financial Services)	330		13,682
Mercury General Corp. (Insurance)	343		30,043
Mercury Systems, Inc.* (Aerospace & Defense)	663		62,242
Meridian Corporation* (Banking)	118		2,234
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	746		60,493
Meritage Homes Corp. (Household Durables)	888		61,725
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	67		5,277
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	426		3,404
Metrocity Bankshares, Inc. (Banks)	249		7,014
Metropolitan Bank Holding Corp. (Banks)	117		10,834
MFA Financial, Inc. (Mortgage REITs)	1,313		12,657
MGE Energy, Inc. (Electric Utilities)	470		37,544
MGP Ingredients, Inc. (Beverages)	180		4,484
Miami International Holdings, Inc.* (Capital Markets)	300		12,519
Microvast Holdings, Inc.* (Automotive)	2,537		6,647
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	3,842		3,122
Mid Penn Bancorp, Inc. (Banks)	249		8,215
Middlefield Banc Corp. (Banks)	93		3,119
Middlesex Water Co. (Water Utilities)	233		12,205
Midland States Bancorp, Inc. (Banks)	263		6,010
MidWestOne Financial Group, Inc.* (Banks)	209		9,681
Miller Industries, Inc. (Machinery)	141		5,777
MillerKnoll, Inc. (Commercial Services & Supplies)	872		17,510
MiMedx Group, Inc.* (Biotechnology)	1,508		7,706
Minerals Technologies, Inc. (Chemicals)	403		26,501
Mineralys Therapeutics, Inc.* (Biotechnology)	596		18,410
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	3,057		75,936
Mirum Pharmaceuticals, Inc.* (Biotechnology)	521		53,778
Mission Produce, Inc.* (Food Products)	544		7,322
Mister Car Wash, Inc.* (Diversified Consumer Services)	1,264		7,015
Mistras Group, Inc.* (Professional Services)	158		2,234
Mitek Systems, Inc.* (Software)	567		5,681
Mobile Infrastructure Corp.* (Real Estate Owners & Developers)	166		530

See accompanying notes to financial statements.

170 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Modine Manufacturing Co.* (Automobile Components)	669		$123,539
Modiv Industrial, Inc. (Retail REITs)	119		1,823
Moelis & Co.—Class A (Capital Markets)	948		67,943
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	163		14,919
Monopar Therapeutics, Inc.* (Biotech & Pharma)	58		3,502
Monro, Inc. (Specialty Retail)	381		7,132
Montauk Renewables, Inc.* (Independent Power/Renewable Electricity Producers)	859		1,495
Monte Rosa Therapeutics, Inc.* (Biotechnology)	595		12,209
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	421		9,380
Moog, Inc.—Class A (Aerospace & Defense)	358		109,315
Motorcar Parts of America, Inc.* (Automotive)	169		2,101
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	194		4,423
M-Tron Industries, Inc.* (Electrical Equipment)	31		2,022
Mueller Water Products, Inc.—Class A (Machinery)	1,989		53,842
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,724		51,875
MVB Financial Corp. (Banks)	143		4,038
Myers Industries, Inc. (Containers & Packaging)	473		9,777
Myomo, Inc.* (Medical Equipment & Devices)	452		379
MYR Group, Inc.* (Construction & Engineering)	197		49,258
Myriad Genetics, Inc.* (Biotechnology)	1,160		6,519
N-able, Inc.* (Software)	919		5,578
Nabors Industries, Ltd.* (Energy Equipment & Services)	181		12,098
NACCO Industries, Inc.*—Class A (Oil, Gas & Consumable Fuels)	51		2,511
NANO Nuclear Energy, Inc.* (Electrical Equipment)	510		14,991
Nano-X Imaging, Ltd.* (Health Care Providers & Services)	820		2,239
Napco Security Technologies, Inc. (Electronic Equipment, Instruments & Components)	440		16,232
Nathan’s Famous, Inc. (Hotels, Restaurants & Leisure)	37		3,741
National Bank Holdings Corp.—Class A (Banks)	483		19,407
National Bankshares, Inc. (Banks)	79		2,876
National Beverage Corp.* (Beverages)	305		10,394
National CineMedia, Inc.* (Media)	846		3,054
National Energy Services Reunited Corp.* (Oil & Gas Services & Equipment)	777		15,291
National Health Investors, Inc. (Health Care REITs)	599		49,190
National HealthCare Corp. (Health Care Providers & Services)	162		23,184
National Presto Industries, Inc.* (Aerospace & Defense)	66		8,408
National Research Corp.* (Health Care Providers & Services)	151		3,071
National Vision Holdings, Inc.* (Specialty Retail)	994		26,192

Common Stocks, continued

	Shares	Value
Natural Gas Services Group, Inc.* (Energy Equipment & Services)	130		$4,503
Natural Grocers by Vitamin Cottage, Inc.* (Consumer Staples Distribution & Retail)	163		4,453
Nature’s Sunshine Products, Inc.* (Personal Care Products)	212		5,347
Navan, Inc.* (Hotels, Restaurants & Leisure)	477		5,476
Navient Corp. (Consumer Finance)	867		8,505
Navigator Holdings Ltd. (Transportation & Logistics)	402		7,449
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,039		17,495
NB Bancorp, Inc.* (Banks)	508		11,034
NBT Bancorp, Inc. (Banks)	653		29,013
NCR Atleos Corp.* (Financial Services)	934		34,838
NCR Voyix Corp.* (Software)	1,773		17,588
Nelnet, Inc.—Class A (Consumer Finance)	143		18,862
Neogen Corp.* (Health Care Equipment & Supplies)	2,787		28,483
NeoGenomics, Inc.* (Health Care Providers & Services)	1,644		19,827
Neonode, Inc.* (Technology Hardware)	161		291
NerdWallet, Inc.*—Class A (Consumer Finance)	546		6,585
Nerdy, Inc.* (Diversified Consumer Services)	759		744
NET Lease Office Properties* (Office REITs)	190		3,707
Net Power, Inc.* (Electrical Equipment)	401		950
NETGEAR, Inc.* (Communications Equipment)	349		7,298
NetScout Systems, Inc.* (Communications Equipment)	892		24,807
NETSTREIT Corp. (Retail REITs)	1,072		20,196
Neurogene, Inc.* (Biotechnology)	126		2,225
Neuronetics, Inc.* (Health Care Facilities & Services)	503		1,051
NeuroPace, Inc.* (Health Care Equipment & Supplies)	324		4,902
New Fortress Energy, Inc. (Oil & Gas Producers)	2,239		2,978
New Jersey Resources Corp. (Gas Utilities)	1,289		63,780
New York Community Bancorp, Inc. (Banks)	3,874		51,214
Newmark Group, Inc.—Class A (Real Estate Management & Development)	1,887		33,645
Newsmax, Inc.* (Internet Media & Services)	606		4,181
NewtekOne, Inc.* (Financial Services)	285		3,845
NexPoint Diversified Real Estate Trust (Equity REIT—Diversified)	477		2,285
Nexpoint Real Estate Finance, Inc. (Mortgage REITs)	97		1,433
NexPoint Residential Trust, Inc. (Residential REITs)	287		8,673
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	1,731		9,157
Nextdoor Holdings, Inc.* (Interactive Media & Services)	2,777		5,443
NextNav, Inc.* (Software)	1,209		17,361
NextNRG, Inc.* (Oil & Gas Producers)	458		426
Nextpower, Inc.*—Class A (Electrical Equipment)	1,860		217,787
Nexxen International Ltd.* (Advertising & Marketing)	438		2,707
NI Holdings, Inc.* (Insurance)	87		1,185

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 171

Common Stocks, continued

Shares		Value
Niagen Bioscience, Inc.* (Life Sciences Tools & Services)	674		$4,037
Nicolet Bankshares, Inc. (Banks)	169		24,671
NioCorp Developments Ltd.* (Metals & Mining)	1,367		8,065
Nkarta, Inc.* (Biotechnology)	543		1,205
NL Industries, Inc.* (Commercial Services & Supplies)	107		651
nLight, Inc.* (Electronic Equipment, Instruments & Components)	591		26,956
NMI Holdings, Inc.*—Class A (Financial Services)	996		38,565
Noble Corp. PLC* (Energy Equipment & Services)	1,611		57,384
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	2,614		10,874
Northeast Bank (Banks)	95		10,947
Northeast Community Bancorp, Inc. (Banks)	158		3,729
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	1,223		30,575
Northfield Bancorp, Inc. (Banks)	471		5,803
Northpointe Bancshares, Inc. (Banking)	262		4,517
Northrim Bancorp, Inc. (Banks)	277		6,526
Northwest Bancshares, Inc.* (Banks)	1,851		23,841
Northwest Natural Holding Co. (Gas Utilities)	524		24,397
Northwest Pipe Co.* (Construction & Engineering)	120		8,094
NorthWestern Energy Group, Inc. (Multi-Utilities)	787		53,406
Norwood Financial Corp. (Banks)	110		3,347
NovaGold Resources, Inc.* (Metals & Mining)	3,863		33,724
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	461		62,023
Novavax, Inc.* (Biotechnology)	1,908		16,876
Novocure, Ltd.* (Health Care Equipment & Supplies)	1,295		16,058
NPK International, Inc.* (Energy Equipment & Services)	1,046		14,445
Nu Skin Enterprises, Inc.—Class A (Personal Care Products)	623		6,610
Nurix Therapeutics, Inc.* (Biotechnology)	1,278		21,113
NuScale Power Corp.* (Electrical Equipment)	1,616		28,248
Nutex Health, Inc.* (Software)	44		6,547
Nuvalent, Inc.*—Class A (Biotechnology)	638		65,644
Nuvation Bio, Inc.* (Pharmaceuticals)	3,074		16,108
Nuvectis Pharma, Inc.* (Biotech & Pharma)	197		1,598
NVE Corp.* (Semiconductors & Semiconductor Equipment)	61		4,117
Oak Valley Bancorp (Banks)	87		2,780
Oceaneering International, Inc.* (Energy Equipment & Services)	1,260		37,926
OceanFirst Financial Corp. (Banks)	716		13,425
Octave Specialty Group, Inc.* (Insurance)	526		2,982
Ocular Therapeutix, Inc.* (Pharmaceuticals)	2,371		21,671
OFG Bancorp (Banks)	563		22,689
Ohio Valley Banc Corp. (Asset Management)	48		1,975
O-I Glass, Inc. (Containers & Packaging)	1,960		29,949
Oil States International, Inc.* (Energy Equipment & Services)	719		6,090
Oil-Dri Corp. of America (Household Products)	126		7,629
Oklo, Inc.* (Electric Utilities)	1,386		110,353
Olaplex Holdings, Inc.* (Personal Care Products)	1,791		2,830

Common Stocks, continued

	Shares	Value
Old National Bancorp (Banks)	4,467		$109,128
Old Second Bancorp, Inc. (Banks)	642		12,737
Olema Pharmaceuticals, Inc.* (Biotechnology)	759		19,521
Olympic Steel, Inc. (Metals & Mining)	126		6,059
Omada Health, Inc.* (Health Care Providers & Services)	118		1,764
Omega Flex, Inc.* (Machinery)	45		1,485
Omeros Corp.* (Pharmaceuticals)	839		9,808
OmniAb, Inc.* (Life Sciences Tools & Services)	1,341		2,441
Omnicell, Inc.* (Health Care Equipment & Supplies)	582		28,227
ON24, Inc.* (Software)	477		3,802
ONE Gas, Inc. (Gas Utilities)	764		60,784
One Liberty Properties, Inc. (Equity REIT—Diversified)	234		5,043
OneSpan, Inc. (Software)	460		5,419
OneSpaWorld Holdings, Ltd. (Diversified Consumer Services)	1,274		25,034
OneWater Marine, Inc.* (Specialty Retail)	145		1,926
Onity Group, Inc.* (Financial Services)	84		3,798
Ooma, Inc.* (Software)	323		3,795
OP Bancorp (Banking)	150		2,097
OPAL Fuels, Inc.* (Renewable Energy)	270		624
Open Lending Corp.* (Capital Markets)	1,290		2,309
OPENLANE, Inc.* (Commercial Services & Supplies)	1,342		40,314
OPKO Health, Inc.* (Health Care Providers & Services)	5,245		6,609
Oportun Financial Corp.* (Specialty Finance)	516		2,797
OppFi, Inc.* (Consumer Finance)	340		3,237
OptimizeRx Corp.* (Health Care Technology)	201		2,163
Option Care Health, Inc.* (Health Care Providers & Services)	2,036		69,224
Orange County Bancorp, Inc. (Banks)	148		4,561
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	906		2,528
Orchid Island Capital, Inc. (Mortgage REITs)	1,955		15,249
Organogenesis Holdings, Inc.* (Biotechnology)	871		3,484
ORIC Pharmaceuticals, Inc.* (Biotechnology)	843		8,649
Origin Bancorp, Inc. (Banks)	379		16,233
Orion Group Holdings, Inc.* (Construction & Engineering)	481		5,878
Orion SA (Chemicals)	707		4,369
Ormat Technologies, Inc. (Independent Power/Renewable Electricity Producers)	778		97,203
Orrstown Financial Services, Inc. (Banks)	238		8,573
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	495		6,549
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	216		3,771
Oruka Therapeutics Inc* (Biotechnology)	492		16,841
Oscar Health, Inc.*—Class A (Insurance)	2,520		36,162
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	207		51,779
Otter Tail Corp. (Electric Utilities)	491		43,778
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	697		14,519
Outfront Media, Inc. (Specialized REITs)	1,885		45,843
Outset Medical, Inc.* (Software)	210		1,052
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	180		6,633

See accompanying notes to financial statements.

172 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

	Shares		Value
P10, Inc.—Class A (Capital Markets)		744		$8,020
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)		3,520		7,955
Pacira BioSciences, Inc.* (Pharmaceuticals)		569		11,687
PACS Group, Inc.* (Health Care Providers & Services)		561		18,939
Pagaya Technologies, Ltd.*—Class A (Software)		650		12,604
PagerDuty, Inc.* (Software)		1,139		12,073
Pagseguro Digital, Ltd.—Class A (Financial Services)		2,284		25,695
Palladyne AI Corp.* (Machinery)		386		2,517
Palomar Holdings, Inc.* (Insurance)		336		41,526
Palvella Therapeutics, Inc.* (Biotechnology)		92		7,055
PAM Transportation Services, Inc.* (Ground Transportation)		60		651
Pangaea Logistics Solutions, Ltd. (Marine Transportation)		380		3,222
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)		417		14,666
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)		636		24,003
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)		511		13,393
Park Aerospace Corp. (Aerospace & Defense)		233		5,706
Park National Corp. (Banks)		189		30,796
Parke Bancorp, Inc.* (Banks)		126		3,441
Park-Ohio Holdings Corp.* (Machinery)		124		2,797
Pathward Financial, Inc. (Banks)		290		26,184
Patria Investments, Ltd.—Class A (Capital Markets)		844		12,331
Patrick Industries, Inc. (Automobile Components)		414		52,235
Patriot National Bancorp, Inc.* (Banking)		874		1,346
Patterson-UTI Energy, Inc. (Energy Equipment & Services)		4,425		33,320
Payoneer Global, Inc.* (Financial Services)		3,550		22,685
Paysafe, Ltd.* (Financial Services)		414		2,840
Paysign, Inc.* (Financial Services)		444		1,851
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)		1,069		35,769
PC Connection, Inc. (Electronic Equipment, Instruments & Components)		141		8,292
PCB Bancorp (Banks)		139		3,119
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)		407		12,963
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)		1,560		55,006
Peakstone Realty Trust (Office REITs)		469		7,326
Peapack-Gladstone Financial Corp. (Banks)		204		6,471
Pebblebrook Hotel Trust (Hotel & Resort REITs)		1,499		17,119
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)		1,104		23,604
Peloton Interactive, Inc.*—Class A (Leisure Products)		5,050		28,230
Penguin Solutions, Inc.* (Semiconductors & Semiconductor Equipment)		663		12,736
PennyMac Financial Services, Inc. (Financial Services)		373		37,270
PennyMac Mortgage Investment Trust (Mortgage REITs)		1,112		13,155
Peoples Bancorp of North Carolina, Inc. (Banks)		54		1,978

Common Stocks, continued

	Shares	Value
Peoples Bancorp, Inc.* (Banks)	445		$14,471
Peoples Financial Services Corp. (Banks)	118		6,148
Perdoceo Education Corp. (Diversified Consumer Services)	835		26,745
Perella Weinberg Partners (Capital Markets)	792		17,670
Perimeter Solutions SA* (Chemicals)	1,774		46,390
Perma-Fix Environmental Services, Inc.* (Commercial Services & Supplies)	220		3,359
Perpetua Resources Corp.* (Metals & Mining)	1,083		28,829
Personalis, Inc.* (Health Care Facilities & Services)	639		5,987
Perspective Therapeutics, Inc.* (Biotechnology)	760		2,880
Petco Health & Wellness Co., Inc.* (Specialty Retail)	1,013		2,725
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	506		6,917
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	260		10,439
Phillips Edison & Co., Inc. (Retail REITs)	1,611		58,367
Phinia, Inc. (Automobile Components)	485		34,517
Phoenix Education Partners, Inc.* (Diversified Consumer Services)	63		1,922
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	727		25,132
Phreesia, Inc.* (Health Care Technology)	729		9,790
Picard Medical, Inc.* (Health Care Equipment & Supplies)	64		112
Piedmont Office Realty Trust, Inc.—Class A (Office REITs)	1,584		13,337
Pioneer Bancorp, Inc.* (Banks)	140		1,981
Piper Sandler Cos. (Capital Markets)	223		77,235
Pitney Bowes, Inc. (Commercial Services & Supplies)	2,057		21,455
PJT Partners, Inc.—Class A (Capital Markets)	293		50,698
Planet Labs PBC* (Professional Services)	3,037		75,833
Playstudios, Inc.* (Entertainment)	1,140		723
Playtika Holding, Corp.* (Entertainment Content)	717		2,596
Plexus Corp.* (Electronic Equipment, Instruments & Components)	343		68,370
Plug Power, Inc.* (Electrical Equipment)	14,356		30,363
Plumas Bancorp* (Banks)	83		4,159
Polaris, Inc. (Leisure Products)	680		43,411
Ponce Financial Group, Inc.* (Banks)	251		4,212
Porch Group, Inc.* (Software)	1,105		8,718
Portillo’s, Inc.*—Class A (Hotels, Restaurants & Leisure)	851		4,808
Portland General Electric Co. (Electric Utilities)	1,444		72,561
Postal Realty Trust, Inc.—Class A (Office REITs)	298		5,433
Powell Industries, Inc. (Electrical Equipment)	122		54,118
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	714		32,801
Power Solutions International, Inc.* (Machinery)	109		7,811
Powerfleet, Inc.* (Electronic Equipment, Instruments & Components)	1,584		8,094
PRA Group, Inc.* (Consumer Finance)	496		6,344
Prairie Operating Co.* (Software)	367		672
Praxis Precision Medicines, Inc.* (Biotechnology)	313		98,282

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 173

Common Stocks, continued

	Shares	Value
Precigen, Inc.* (Biotechnology)	2,298		$10,318
Preferred Bank (Banks)	149		12,780
Preformed Line Products Co.* (Electrical Equipment)	33		8,281
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	631		40,681
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	327		46,502
Prime Medicine, Inc.* (Biotechnology)	1,269		4,835
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	5		915
Primis Financial Corp. (Banks)	268		3,613
Primoris Services Corp. (Construction & Engineering)	690		102,293
Princeton Bancorp, Inc. (Banks)	67		2,427
Priority Technology Holdings, Inc.* (Financial Services)	350		2,069
Privia Health Group, Inc.* (Health Care Providers & Services)	1,483		34,435
ProAssurance Corp. (Insurance)	651		15,767
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	680		19,693
Pro-Dex, Inc.* (Medical Equipment & Devices)	27		1,059
Proficient Auto Logistics, Inc.* (Ground Transportation)	309		3,115
ProFrac Holding Corp.*—Class A (Energy Equipment & Services)	367		1,912
PROG Holdings, Inc.* (Consumer Finance)	501		16,252
Progress Software Corp. (Software)	546		22,342
Progyny, Inc.* (Health Care Providers & Services)	957		22,844
ProPetro Holding Corp.* (Energy Equipment & Services)	1,021		11,731
Protagonist Therapeutics, Inc.* (Biotechnology)	742		60,696
Protalix BioTherapeutics, Inc.* (Biotech & Pharma)	921		2,155
Protara Therapeutics, Inc.* (Biotech & Pharma)	450		3,186
Prothena Corp. PLC* (Biotechnology)	561		4,942
Proto Labs, Inc.* (Machinery)	304		16,006
Provident Financial Services, Inc. (Banks)	1,643		36,376
PTC Therapeutics, Inc.* (Biotechnology)	990		74,775
PubMatic, Inc.*—Class A (Media)	480		3,485
Pulmonx Corp.* (Health Care Equipment & Supplies)	494		810
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	226		3,126
Puma Biotechnology, Inc.* (Biotechnology)	549		3,558
Pure Cycle Corp.* (Water Utilities)	266		3,080
PureCycle Technologies, Inc.* (Chemicals)	1,656		15,831
Q2 Holdings, Inc.* (Software)	793		48,571
QCR Holdings, Inc. (Banks)	211		19,045
Quad/Graphics, Inc. (Commercial Services & Supplies)	369		2,258
Quaker Chemical Corp. (Chemicals)	175		26,905
Qualys, Inc.* (Software)	466		61,465
Quanex Building Products Corp. (Building Products)	587		10,989
Quanterix Corp.* (Life Sciences Tools & Services)	563		3,569
Quantum Computing, Inc.* (Software)	2,570		23,825

Common Stocks, continued

	Shares	Value
Quantum-Si, Inc.* (Life Sciences Tools & Services)	2,003		$2,263
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	864		23,475
QuinStreet, Inc.* (Interactive Media & Services)	705		9,369
Rackspace Technology, Inc.* (IT Services)	1,067		653
Radian Group, Inc. (Financial Services)	1,729		56,884
Radiant Logistics, Inc.* (Air Freight & Logistics)	462		3,109
RadNet, Inc.* (Health Care Providers & Services)	871		61,057
Ramaco Resources, Inc.—Class A (Metals & Mining)	529		10,321
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,376		156,630
Ranger Bermuda Topco Ltd.* (Insurance)	35		415
Ranger Energy Services, Inc.* (Energy Equipment & Services)	256		3,948
Ranpak Holdings Corp.* (Containers & Packaging)	599		3,019
Rapid7, Inc.* (Software)	814		9,703
Rapport Therapeutics, Inc.* (Pharmaceuticals)	362		9,633
Rayonier Advanced Materials, Inc.* (Chemicals)	822		6,379
RBB Bancorp (Banks)	207		4,293
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	103		2,476
RCM Technologies, Inc. (Technology Services)	63		1,311
RE/MAX Holdings, Inc.*—Class A (Real Estate Management & Development)	234		1,821
Ready Capital Corp. (Mortgage REITs)	1,893		4,032
Recursion Pharmaceuticals, Inc.*—Class A (Biotechnology)	4,849		20,317
Red Cat Holdings, Inc.* (Aerospace & Defense)	1,305		17,618
Red River Bancshares, Inc.* (Banks)	63		5,233
Red Rock Resorts, Inc.*—Class A (Hotels, Restaurants & Leisure)	623		39,330
Red Violet, Inc.* (Software)	144		6,549
Redwire Corp.* (Aerospace & Defense)	933		10,963
Redwood Trust, Inc. (Mortgage REITs)	1,615		8,850
REGENXBIO, Inc.* (Biotechnology)	596		6,651
Regional Management Corp.* (Consumer Finance)	115		4,261
Relay Therapeutics, Inc.* (Biotechnology)	1,794		13,742
Remitly Global, Inc.* (Financial Services)	2,153		28,463
Renasant Corp. (Banks)	1,202		45,327
Repay Holdings Corp.* (Financial Services)	859		2,998
Replimune Group, Inc.* (Biotechnology)	882		6,200
ReposiTrak, Inc. (Software)	143		1,519
Republic Bancorp, Inc.*—Class A (Banks)	107		7,769
Reservoir Media, Inc.* (Entertainment)	260		1,963
Resideo Technologies, Inc.* (Building Products)	1,647		56,426
Resolute Holdings Management, Inc.* (Asset Management)	54		11,014
Resources Connection, Inc. (Professional Services)	399		1,807
REV Group, Inc. (Machinery)	619		39,554
Revolve Group, Inc.* (Specialty Retail)	517		14,295

See accompanying notes to financial statements.

174 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

	Shares		Value
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)		367		$12,408
Rezolute, Inc.* (Biotechnology)		1,030		3,440
Rezolve AI PLC* (Software)		2,287		5,900
RGC Resources, Inc. (Gas Utilities)		105		2,280
Rhinebeck Bancorp, Inc.* (Banking)		58		675
Rhythm Pharmaceuticals, Inc.* (Biotechnology)		674		69,098
Ribbon Communications, Inc.* (Communications Equipment)		1,196		3,134
Richardson Electronics, Ltd.* (Electronic Equipment, Instruments & Components)		154		1,862
Richmond Mutual BanCorp, Inc. (Banking)		105		1,473
Richtech Robotics, Inc.* (Machinery)		1,954		6,995
Rigel Pharmaceuticals, Inc.* (Biotechnology)		224		7,809
Rigetti Computing, Inc.* (Semiconductors & Semiconductor Equipment)		4,073		74,006
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)		189		5,301
Rimini Street, Inc.* (Software)		622		2,146
Riot Platforms, Inc.* (Software)		4,446		68,780
Rithm Property Trust, Inc. (Mortgage REITs)		89		1,466
Riverview Bancorp, Inc.* (Banking)		261		1,349
RLJ Lodging Trust (Hotel & Resort REITs)		1,751		13,010
Rocket Pharmaceuticals, Inc.* (Biotechnology)		1,080		3,758
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)		90		2,897
Rogers Corp.* (Electronic Equipment, Instruments & Components)		230		22,365
Root, Inc.*—Class A (Insurance)		156		9,692
RPC, Inc. (Energy Equipment & Services)		1,140		7,581
Rumble, Inc.* (Internet Media & Services)		1,360		7,738
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)		779		50,004
Rush Enterprises, Inc.—Class B (Trading Companies & Distributors)		110		6,491
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)		1,167		20,621
RXO, Inc.* (Ground Transportation)		2,072		30,209
RxSight, Inc.* (Health Care Equipment & Supplies)		444		3,858
Ryerson Holding Corp. (Metals & Mining)		345		9,736
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)		788		74,625
S&T Bancorp, Inc.* (Banks)		487		20,766
Sable Offshore Corp.* (Oil, Gas & Consumable Fuels)		969		9,380
Sabra Health Care REIT, Inc. (Health Care REITs)		3,032		56,789
Sabre Corp.* (Hotels, Restaurants & Leisure)		4,725		6,143
Safe Builders, Inc. (Marine Transportation)		655		3,740
Safehold, Inc. (Specialized REITs)		716		10,103
Safety Insurance Group, Inc. (Insurance)		188		14,796
Sally Beauty Holdings, Inc.* (Specialty Retail)		1,264		19,238
Sana Biotechnology, Inc.* (Biotechnology)		2,105		9,325
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)		39		858
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)		463		7,339
Sanmina Corp.* (Electronic Equipment, Instruments & Components)		667		94,501
SANUWAVE Health, Inc.* (Medical Equipment & Devices)		95		2,561

Common Stocks, continued

	Shares	Value
Satellogic, Inc.* (Telecommunications)	1,072		$4,931
Saul Centers, Inc. (Retail REITs)	157		4,982
Savara, Inc.* (Biotechnology)	1,805		9,747
Savers Value Village, Inc.* (Broadline Retail)	489		5,066
SB Financial Group, Inc.* (Banking)	73		1,667
SBC Medical Group Holdings, Inc.* (Health Care Facilities & Services)	144		660
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	279		11,994
Scholar Rock Holding Corp.* (Biotechnology)	1,049		46,513
Scholastic Corp. (Media)	259		9,057
Schrodinger, Inc.* (Health Care Technology)	718		10,030
Scilex Holding Co.* (Biotech & Pharma)	29		250
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	576		36,645
Seacoast Banking Corp. of Florida (Banks)	1,113		37,219
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	278		1,857
Seadrill, Ltd.* (Energy Equipment & Services)	801		30,822
Seaport Entertainment Group, Inc.* (Real Estate Owners & Developers)	95		1,794
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	346		13,027
Security National Financial Corp.*—Class A (Specialty Finance)	207		1,826
Select Energy Services, Inc.—Class A (Energy Equipment & Services)	1,206		14,581
Select Medical Holdings Corp. (Health Care Providers & Services)	1,370		20,619
Selective Insurance Group, Inc. (Insurance)	775		65,162
Selectquote, Inc.* (Insurance)	1,791		2,543
SELLAS Life Sciences Group, Inc.* (Biotech & Pharma)	1,579		5,953
SEMrush Holdings, Inc.* (Software)	653		7,764
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,111		88,602
Seneca Foods Corp.*—Class A (Food Products)	60		7,160
Sensient Technologies Corp. (Chemicals)	539		50,946
Septerna, Inc.* (Pharmaceuticals)	272		6,348
Serve Robotics, Inc.* (Internet Media & Services)	797		8,314
Service Properties Trust (Hotel & Resort REITs)	1,971		3,922
ServisFirst Bancshares, Inc. (Banks)	658		53,857
Seven Hills Realty Trust (Mortgage REITs)	281		2,422
Sezzle, Inc.* (Financial Services)	207		13,091
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	1,546		13,698
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	496		43,931
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	647		7,680
Shoals Technologies Group, Inc.*—Class A (Electrical Equipment)	2,143		20,230
Shoe Carnival, Inc. (Specialty Retail)	231		4,403
Shore Bancshares, Inc. (Banks)	393		7,455
Shoulder Innovations, Inc.* (Health Care Equipment & Supplies)	61		864
Shutterstock, Inc.* (Interactive Media & Services)	311		6,173
SI-BONE, Inc.* (Health Care Equipment & Supplies)	491		8,141
Siebert Financial Corp.* (Asset Management)	181		538

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 175

Common Stocks, continued

	Shares		Value
Sierra Bancorp (Banks)		156		$5,524
SIGA Technologies, Inc.* (Pharmaceuticals)		523		3,504
Sight Sciences, Inc.* (Health Care Equipment & Supplies)		533		3,347
Signet Jewelers, Ltd. (Specialty Retail)		511		47,150
Sila Realty Trust, Inc. (Health Care REITs)		709		17,264
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)		415		59,117
Silvaco Group, Inc.* (Software)		104		466
Silvercrest Asset Management Group, Inc.—Class A (Capital Markets)		88		1,297
Simmons First National Corp.—Class A (Banks)		1,839		37,387
Simulations Plus, Inc. (Health Care Technology)		213		3,598
Sinclair, Inc.* (Media)		493		7,153
Sionna Therapeutics, Inc.* (Biotechnology)		205		8,663
SiriusPoint, Ltd.* (Insurance)		1,307		26,676
SITE Centers Corp. (Retail REITs)		640		3,917
SiTime Corp.* (Semiconductors & Semiconductor Equipment)		275		99,855
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)		1,223		22,026
Skillsoft Corp.* (Software)		65		588
Sky Harbour Group Corp.* (Transportation Infrastructure)		271		2,504
Skyward Specialty Insurance Group, Inc.* (Insurance)		456		20,347
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)		387		12,252
SkyWest, Inc.* (Passenger Airlines)		516		49,804
SKYX Platforms Corp.* (Electrical Equipment)		913		2,283
SL Green Realty Corp. (Office REITs)		916		41,018
Sleep Number Corp.* (Specialty Retail)		234		2,724
Slide Insurance Holdings, Inc.* (Insurance)		341		5,875
SM Energy Co. (Oil, Gas & Consumable Fuels)		3,164		61,603
SmartFinancial, Inc.* (Banks)		185		7,385
Smartstop Self Storage REIT, Inc. (REITS & Real Estate Management)		398		12,513
Smith & Wesson Brands, Inc. (Leisure Products)		560		6,115
Smith-Midland Corp.* (Construction Materials)		35		1,230
Solaris Energy Infrastructure, Inc. (Energy Equipment & Services)		540		29,803
Soleno Therapeutics, Inc.* (Biotechnology)		595		22,943
Solesence, Inc.* (Household Products)		240		324
Solid Biosciences, Inc.* (Biotechnology)		752		4,858
Solid Power, Inc.* (Automobile Components)		1,965		8,803
Sonic Automotive, Inc.—Class A (Specialty Retail)		191		11,452
Sonida Senior Living, Inc.* (Health Care Providers & Services)		70		2,230
Sonos, Inc.* (Household Durables)		1,522		21,841
Sound Financial Bancorp, Inc.* (Banking)		27		1,185
SoundHound AI, Inc.*—Class A (Software)		4,781		40,447
SoundThinking, Inc.* (Software)		122		852
South Plains Financial, Inc. (Banks)		164		6,832
Southern California BanCorp (Banks)		287		5,163
Southern First Bancshares, Inc.* (Banks)		99		5,439
Southern Missouri Bancorp, Inc. (Banks)		123		7,696
Southland Holdings, Inc.* (Construction & Engineering)		161		299

Common Stocks, continued

	Shares	Value
Southside Bancshares, Inc. (Banks)	368		$11,846
Southwest Gas Holdings, Inc. (Gas Utilities)	826		68,408
Spectrum Brands Holdings, Inc. (Household Products)	300		19,113
Sphere Entertainment Co.* (Entertainment)	355		33,905
Spire Global, Inc.* (Professional Services)	350		4,008
Spire, Inc. (Gas Utilities)	744		62,861
Spok Holdings, Inc. (Wireless Telecommunication Services)	260		3,580
Sprinklr, Inc.*—Class A (Software)	1,435		9,155
Sprout Social, Inc.*—Class A (Software)	669		6,054
SPS Commerce, Inc.* (Software)	485		43,291
SPX Technologies, Inc.* (Machinery)	615		128,172
Spyre Therapeutics, Inc.* (Biotechnology)	878		28,078
SR Bancorp, Inc. (Banking)	94		1,564
SSR Mining, Inc. (Metals & Mining)	2,596		59,267
STAAR Surgical Co.* (Health Care Equipment & Supplies)	636		12,052
Stagwell, Inc. (Media)	1,426		8,570
Standard BioTools, Inc.* (Life Sciences Tools & Services)	3,815		5,341
Standard Motor Products, Inc. (Automobile Components)	270		10,781
Standex International Corp. (Machinery)	153		36,720
Starz Entertainment Corp.* (Entertainment)	147		1,469
Stellar Bancorp, Inc. (Banks)	600		22,284
Stepan Co. (Chemicals)	275		15,843
StepStone Group, Inc.—Class A (Capital Markets)	890		62,914
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	774		1,695
Sterling Infrastructure, Inc.* (Construction & Engineering)	381		136,364
Steven Madden, Ltd.* (Textiles, Apparel & Luxury Goods)	915		40,150
Stewart Information Services Corp. (Insurance)	355		23,938
Stitch Fix, Inc.*—Class A (Specialty Retail)	1,426		6,845
Stock Yards Bancorp, Inc. (Banks)	336		22,744
Stoke Therapeutics, Inc.* (Biotechnology)	572		17,354
StoneCo, Ltd.* (Financial Services)	3,203		51,696
StoneX Group, Inc.* (Capital Markets)	625		70,163
Strata Critical Medical, Inc.*—Class A (Passenger Airlines)	870		4,246
Strategic Education, Inc. (Diversified Consumer Services)	298		25,336
Strattec Security Corporation (Automobile Components)	52		4,114
Stratus Properties, Inc.* (Real Estate Management & Development)	85		2,522
Strawberry Fields REIT, Inc. (Health Care REITs)	97		1,273
Stride, Inc.* (Diversified Consumer Services)	545		46,107
Strive, Inc.* (Capital Markets)	3,536		2,904
Sturm Ruger & Co., Inc. (Leisure Products)	181		6,641
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	1,357		5,998
Summit Midstream Corp.* (Oil & Gas Producers)	120		3,445
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	652		11,436
SunCoke Energy, Inc. (Metals & Mining)	1,083		8,512

See accompanying notes to financial statements.

176 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
SunOpta, Inc.* (Food Products)	1,221		$5,592
Sunrise Realty Trust, Inc. (Mortgage REITs)	130		1,222
Sunrun, Inc.* (Electrical Equipment)	2,851		54,169
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	2,320		20,346
Super Group SGHC, Ltd. (Hotels, Restaurants & Leisure)	2,030		19,224
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	140		1,394
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	688		33,134
Surgery Partners, Inc.* (Health Care Providers & Services)	986		14,652
Sweetgreen, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,319		8,099
SWK Holdings Corp.* (Financial Services)	39		683
Sylvamo Corp. (Paper & Forest Products)	438		21,436
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	496		40,925
Synchronoss Technologies, Inc.* (Software)	119		1,047
Syndax Pharmaceuticals, Inc.* (Biotechnology)	1,086		22,057
T1 Energy, Inc.* (Electrical Equipment)	1,699		14,153
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	281		8,110
Talkspace, Inc.* (Health Care Providers & Services)	1,838		7,426
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,664		19,835
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	864		17,185
Tanger, Inc. (Retail REITs)	1,425		46,626
Tango Therapeutics, Inc.* (Biotechnology)	1,355		15,732
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	410		2,825
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	499		32,205
Taylor Morrison Home Corp.* (Household Durables)	1,225		74,664
Taysha Gene Therapies, Inc.* (Biotechnology)	2,815		12,696
Teads Holding Company* (Interactive Media & Services)	466		314
TechTarget, Inc.* (Media)	368		1,928
Tecnoglass, Inc. (Building Products)	345		16,874
Tectonic Therapeutic, Inc.* (Biotech & Pharma)	140		2,799
Teekay Corp.* (Transportation & Logistics)	678		6,936
Teekay Tankers, Ltd.—Class A (Transportation & Logistics)	306		19,743
TEGNA, Inc. (Media)	2,051		39,298
Tejon Ranch Co.* (Real Estate Management & Development)	268		4,312
Teladoc Health, Inc.* (Health Care Technology)	2,269		12,366
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	1,269		57,270
Telos Corp.* (Software)	679		3,707
Tenable Holdings, Inc.* (Software)	1,548		34,149
Tennant Co. (Machinery)	235		17,881
Terawulf, Inc.* (Software)	3,868		51,715
Terex Corp. (Machinery)	822		46,854
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	1,093		37,818
Terreno Realty Corp. (Industrial REITs)	1,304		80,249
TETRA Technologies, Inc.* (Energy Equipment & Services)	1,619		18,457

Common Stocks, continued

Shares		Value
Tevogen Bio Holdings, Inc.* (Biotechnology)	525		$159
Texas Capital Bancshares, Inc.* (Banks)	580		58,679
TG Therapeutics, Inc.* (Biotechnology)	1,851		54,475
The Andersons, Inc. (Consumer Staples Distribution & Retail)	417		25,850
The Arena Group Holdings, Inc.* (Advertising & Marketing)	164		638
The Baldwin Insurance Group, Inc.* (Insurance)	910		19,947
The Bancorp, Inc.* (Banks)	540		32,098
The Bank of NT Butterfield & Son, Ltd. (Banks)	532		27,558
The Beauty Health Co.* (Personal Care Products)	1,458		2,187
The Brink’s Co. (Commercial Services & Supplies)	537		68,220
The Buckle, Inc. (Specialty Retail)	403		19,062
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	589		34,138
The Chefs’ Warehouse, Inc.* (Consumer Staples Distribution & Retail)	465		29,249
The Chemours Co. (Chemicals)	1,921		28,796
The E.W. Scripps Co.*—Class A (Media)	810		2,714
The Eastern Co. (Machinery)	73		1,365
The Ensign Group, Inc. (Health Care Providers & Services)	716		122,908
The First Bancorp, Inc. (Banks)	137		3,747
The GEO Group, Inc. (Commercial Services & Supplies)	1,725		27,566
The Goodyear Tire & Rubber Co.* (Automobile Components)	3,518		33,104
The Gorman-Rupp Co. (Machinery)	268		14,603
The Greenbrier Cos., Inc. (Machinery)	385		19,412
The Hackett Group, Inc. (IT Services)	320		5,840
The Hain Celestial Group, Inc.* (Food Products)	1,155		1,398
The Honest Co., Inc.* (Personal Care Products)	1,191		2,942
The Joint Corp.* (Health Care Providers & Services)	181		1,770
The Lovesac Co.* (Household Durables)	169		2,251
The Macerich Co. (Retail REITs)	3,239		61,314
The Manitowoc Co., Inc. (Machinery)	440		5,685
The Marcus Corp. (Entertainment)	290		4,376
The Oncology Institute, Inc.* (Health Care Facilities & Services)	870		2,358
The Pennant Group, Inc.* (Health Care Providers & Services)	432		11,932
The Real Brokerage, Inc.* (Real Estate Management & Development)	1,688		5,976
The RealReal, Inc.* (Specialty Retail)	1,282		18,807
The RMR Group, Inc.—Class A (Real Estate Management & Development)	198		3,000
The Simply Good Foods Co.* (Food Products)	1,182		22,186
The St. Joe Co.* (Real Estate Management & Development)	485		32,102
The Vita Coco Co., Inc.* (Beverages)	608		32,437
The York Water Co.* (Water Utilities)	184		6,179
Theravance Biopharma, Inc.* (Pharmaceuticals)	483		9,148
Thermon Group Holdings, Inc.* (Electrical Equipment)	419		18,960
Third Coast Bancshares, Inc.* (Banks)	164		6,652
ThredUp, Inc.*—Class A (Specialty Retail)	1,250		6,350
Thryv Holdings, Inc.* (Media)	475		2,285

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 177

Common Stocks, continued

	Shares	Value
Tidewater, Inc.* (Energy Equipment & Services)	627		$39,181
Timberland Bancorp, Inc. (Banks)	95		3,699
TimkenSteel Corp. (Metals & Mining)	468		9,337
Tiptree, Inc. (Insurance)	300		5,364
Titan America SA (Construction Materials)	310		5,382
Titan International, Inc.* (Machinery)	619		5,905
Titan Machinery, Inc.* (Trading Companies & Distributors)	269		4,377
Tompkins Financial Corp. (Banks)	172		13,781
Tonix Pharmaceuticals Holding Corp.* (Biotech & Pharma)	148		2,552
Tootsie Roll Industries, Inc. (Food Products)	231		8,750
Torrid Holdings, Inc.* (Specialty Retail)	431		496
TowneBank (Banks)	936		32,760
TPG RE Finance Trust, Inc. (Mortgage REITs)	860		7,766
Traeger, Inc.* (Household Durables)	420		462
Transcat, Inc.* (Trading Companies & Distributors)	117		7,056
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	24		1,277
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	428		57,341
Transocean, Ltd. (Energy Equipment & Services)	11,846		58,875
Travelzoo* (Internet Media & Services)	79		462
Travere Therapeutics, Inc.* (Biotechnology)	1,051		32,676
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	609		1,413
Tredegar Corp.* (Metals & Mining)	340		2,907
TreeHouse Foods, Inc.* (Food Products)	641		15,794
Trevi Therapeutics, Inc.* (Pharmaceuticals)	1,157		12,114
Tri Pointe Homes, Inc.* (Household Durables)	1,081		36,051
TriCompany Bancshares (Banks)	386		19,231
TriMas Corp. (Containers & Packaging)	407		14,151
TriNet Group, Inc. (Professional Services)	381		23,332
Trinity Industries, Inc. (Machinery)	1,025		29,459
Trinseo PLC (Chemicals)	435		196
TripAdvisor, Inc.* (Interactive Media & Services)	1,459		19,390
TriSalus Life Sciences, Inc.* (Biotech & Pharma)	388		1,928
Triumph Financial, Inc.* (Banks)	289		18,233
Tronox Holdings PLC—Class A (Chemicals)	1,524		9,235
TruBridge, Inc.* (Software)	128		2,477
TrueBlue, Inc.* (Professional Services)	365		1,956
Trupanion, Inc.* (Insurance)	473		15,131
TrustCo Bank Corp. (Banks)	237		10,286
Trustmark Corp. (Banks)	716		30,444
TSS, Inc.* (Engineering & Construction)	268		2,733
TTEC Holdings, Inc. (Professional Services)	258		823
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,305		128,151
Tucows, Inc.*—Class A (IT Services)	86		1,911
TuHURA Biosciences, Inc.* (Biotech & Pharma)	424		227
Turning Point Brands, Inc. (Tobacco)	221		26,774
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	201		2,404
Tutor Perini Corp. (Construction & Engineering)	568		44,810
Tvardi Therapeutics, Inc.* (Biotech & Pharma)	69		274
Twist Bioscience Corp.* (Biotechnology)	763		31,336

Common Stocks, continued

	Shares	Value
Two Harbors Investment Corp. (Mortgage REITs)	1,331		$15,267
TXNM Energy, Inc. (Electric Utilities)	1,285		75,712
Tyra Biosciences, Inc.* (Biotechnology)	330		10,171
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	192		16,103
Udemy, Inc.* (Diversified Consumer Services)	1,219		5,863
UFP Industries, Inc. (Building Products)	742		76,634
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	96		24,109
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	569		24,854
UMB Financial Corp. (Banks)	927		117,858
UMH Properties, Inc. (Residential REITs)	1,024		16,005
UniFirst Corp. (Commercial Services & Supplies)	186		39,990
Union Bankshares, Inc. (Banking)	46		1,145
Unisys Corp.* (IT Services)	851		2,238
United Bankshares, Inc. (Banks)	1,783		75,473
United Community Banks, Inc. (Banks)	1,561		53,745
United Fire Group, Inc. (Insurance)	268		9,632
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	764		28,444
United Security Bancshares/Fresno CA* (Banking)	177		1,901
United States Antimony Corp.* (Metals & Mining)	1,516		11,112
United States Lime & Minerals, Inc. (Construction Materials)	138		16,633
Uniti Group, Inc.* (Specialized REITs)	2,131		17,730
Unitil Corp. (Multi-Utilities)	226		11,506
Unity Bancorp, Inc. (Banks)	94		5,072
Universal Corp. (Tobacco)	308		17,430
Universal Health Realty Income Trust (Health Care REITs)	164		6,516
Universal Insurance Holdings, Inc. (Insurance)	324		9,866
Universal Logistics Holdings, Inc. (Ground Transportation)	86		1,377
Universal Technical Institute, Inc.* (Diversified Consumer Services)	595		16,559
Univest Financial Corp. (Banks)	362		11,997
Upbound Group, Inc. (Specialty Retail)	669		12,644
Upstart Holdings, Inc.* (Consumer Finance)	1,087		42,665
Upstream Bio, Inc.* (Biotechnology)	418		12,991
Upwork, Inc.* (Professional Services)	1,569		31,427
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	6,086		104,922
Urban Edge Properties (Retail REITs)	1,622		31,515
Urban Outfitters, Inc.* (Specialty Retail)	780		55,263
UroGen Pharma, Ltd.* (Biotechnology)	470		9,217
US Gold Corp.* (Metals & Mining)	151		2,618
US Goldmining, Inc.* (Metals & Mining)	29		390
USA Rare Earth, Inc.* (Metals & Mining)	1,122		25,155
USANA Health Sciences, Inc.* (Personal Care Products)	137		2,973
USCB Financial Holdings, Inc. (Banks)	149		2,809
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	39		2,381
Utz Brands, Inc. (Food Products)	939		9,897
V2X, Inc.* (Aerospace & Defense)	294		20,236
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	1,321		6,790

See accompanying notes to financial statements.

178 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Common Stocks, continued

	Shares	Value
Valaris, Ltd.* (Energy Equipment & Services)	795		$45,895
Valhi, Inc. (Chemicals)	31		440
Valley National Bancorp (Banks)	6,185		77,064
Value Line, Inc. (Capital Markets)	10		375
Vanda Pharmaceuticals, Inc.* (Biotechnology)	710		5,353
Varex Imaging Corp.* (Health Care Equipment & Supplies)	523		7,291
Varonis Systems, Inc.* (Software)	1,482		44,223
Vaxcyte, Inc.* (Biotechnology)	1,459		78,159
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	758		23,672
Velocity Financial, Inc.* (Financial Services)	146		2,962
Vera Therapeutics, Inc.* (Biotechnology)	708		30,628
Veracyte, Inc.* (Biotechnology)	999		38,042
Verastem, Inc.* (Biotechnology)	681		4,154
Verde Clean Fuels, Inc.* (Oil, Gas & Consumable Fuels)	54		104
Vericel Corp.* (Biotechnology)	642		23,099
Verra Mobility Corp.* (Professional Services)	2,036		39,295
Vertex, Inc.*—Class A (Software)	894		16,584
Vestis Corp. (Commercial Services & Supplies)	1,471		9,606
Via Transportation, Inc.* (Software)	131		3,046
Viad Corp.* (Commercial Services & Supplies)	271		9,412
Viant Technology, Inc.*—Class A (Software)	190		2,246
Viasat, Inc.* (Communications Equipment)	1,576		71,187
Viavi Solutions, Inc.* (Communications Equipment)	2,823		69,051
Vicor Corp.* (Electrical Equipment)	293		46,197
Victoria’s Secret & Co.* (Specialty Retail)	883		48,132
Victory Capital Holdings, Inc.—Class A (Capital Markets)	565		39,849
Viemed Healthcare, Inc.* (Health Care Providers & Services)	436		3,344
Village Super Market, Inc.—Class A (Consumer Staples Distribution & Retail)	116		4,137
Vir Biotechnology, Inc.* (Biotechnology)	1,135		8,444
Virco Mfg. Corp.* (Commercial Services & Supplies)	144		1,007
Virginia National Bankshares Corp. (Banks)	61		2,496
Viridian Therapeutics, Inc.* (Biotechnology)	1,019		33,627
Virtus Investment Partners, Inc. (Capital Markets)	82		13,387
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,544		31,112
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	152		7,612
Vistance Networks, Inc.* (Communications Equipment)	2,783		50,094
Visteon Corp. (Automobile Components)	350		31,801
Vital Farms, Inc.* (Food Products)	442		12,575
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	376		7,881
Vivid Seats, Inc.*—Class A (Entertainment)	41		299
Vox Royalty Corp. (Metals & Mining)	759		4,000
Voyager Technologies, Inc.* (Aerospace & Defense)	177		5,404
Voyager Therapeutics, Inc.* (Biotechnology)	594		2,317
Vroom, Inc.* (Specialty Finance)	14		270
VSE Corp. (Commercial Services & Supplies)	293		64,041
VTEX* (Software)	717		2,251
Vuzix Corp.* (Technology Hardware)	863		2,270

Common Stocks, continued

	Shares	Value
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	1,266		$2,747
Wabash National Corp.* (Machinery)	502		5,085
WaFd, Inc. (Banks)	243		8,352
Waldencast PLC*—Class A (Personal Care Products)	541		979
Walker & Dunlop, Inc. (Financial Services)	421		26,477
Warby Parker, Inc.*—Class A (Specialty Retail)	1,253		31,964
Warrior Met Coal, Inc. (Metals & Mining)	665		59,385
Washington Federal, Inc. (Banks)	993		32,392
Waterstone Financial, Inc. (Financial Services)	194		3,548
Watts Water Technologies, Inc.—Class A (Machinery)	350		104,759
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	1,475		19,087
Waystar Holding Corp.* (Health Care Technology)	1,404		37,291
WD‑40 Co. (Household Products)	173		40,004
Weave Communications, Inc.* (Software)	774		5,031
WEBTOON Entertainment, Inc.* (Interactive Media & Services)	229		2,769
Webull Corporation* (Capital Markets)	3,481		24,471
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	175		12,451
Werner Enterprises, Inc. (Ground Transportation)	764		26,167
WesBanco, Inc. (Banks)	1,207		42,595
West Bancorp, Inc.* (Banks)	193		4,580
Westamerica Bancorp (Banks)	309		15,629
Western New England Bancorp, Inc. (Banking)	231		3,102
Westrock Coffee Co.* (Food Products)	460		2,222
Westwood Holdings Group, Inc.* (Asset Management)	95		1,739
Weyco Group, Inc. (Distributors)	78		2,466
Whitefiber, Inc.* (IT Services)	139		2,712
Whitestone REIT* (Retail REITs)	575		8,188
Willdan Group, Inc.* (Professional Services)	179		22,590
Willis Lease Finance Corp.* (Trading Companies & Distributors)	36		6,562
Winmark Corp. (Specialty Retail)	38		17,126
Winnebago Industries, Inc. (Automobiles)	347		15,931
WisdomTree, Inc. (Capital Markets)	1,578		25,564
WM Technology, Inc.* (Software)	1,144		884
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,027		18,198
Workiva, Inc.* (Software)	641		49,370
World Acceptance Corp.* (Consumer Finance)	38		4,608
World Kinect Corp. (Oil, Gas & Consumable Fuels)	691		18,595
Worthington Enterprises, Inc. (Household Durables)	401		22,284
Worthington Steel, Inc. (Metals & Mining)	419		16,856
WSFS Financial Corp. (Banks)	714		46,217
XCF Global, Inc.* (Oil, Gas & Consumable Fuels)	480		106
Xencor, Inc.* (Biotechnology)	898		10,857
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,211		17,862
Xenon Pharmaceuticals, Inc.* (Biotech & Pharma)	968		39,698
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	1,957		14,404

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 179

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance (Metals & Mining)*	1,320		$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(b)(c) (27.2%)

Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $14,199,772	$14,197,000		$14,197,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,197,000)		14,197,000
TOTAL INVESTMENT SECURITIES (Cost $34,953,076)—101.6%			53,009,259
Net other assets (liabilities)—(1.6)%			(829,081)
NET ASSETS—100.0%			$52,180,178
*
Non-income producing security.
(a)
Number of shares is less than 0.50.
(b)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $8,257,000.
(c)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
CVR
Contingent Value Rights
REIT
Real Estate Investment Trust

Common Stocks, continued

	Shares	Value
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,501	$3,287
XOMA Royalty Corp.* (Biotechnology)	121	3,105
Xometry, Inc.*—Class A (Trading Companies & Distributors)	554	31,650
XPEL, Inc.* (Automobile Components)	323	16,638
Xperi, Inc.* (Software)	578	3,271
Xponential Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	350	2,779
Yelp, Inc.* (Interactive Media & Services)	772	21,137
Yext, Inc.* (Software)	1,293	9,258
Zenas Biopharma, Inc.* (Biotechnology)	241	4,427
Zeta Global Holdings Corp.*—Class A (Software)	2,403	44,648
Zevia PBC*—Class A (Beverages)	709	1,312
Zevra Therapeutics, Inc.* (Pharmaceuticals)	710	6,390
Ziff Davis, Inc.* (Interactive Media & Services)	518	19,798
ZipRecruiter, Inc.* (Interactive Media & Services)	799	1,966
Zspace, Inc.* (Software)	73	30
Zumiez, Inc.* (Specialty Retail)	168	4,134
Zurn Elkay Water Solutions Corp. (Building Products)	1,917	88,394
Zymeworks, Inc.* (Biotechnology)	635	14,307
TOTAL COMMON STOCKS (Cost $20,756,076)		38,812,259

Rights (0.0%)

Cartesian Therapeutics, Inc.*CVR (Biotechnology)	1,656	—
Chinook Therapeutics*CVR (Biotechnology)	750	—
TOTAL RIGHTS (Cost $—)		—

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME E-mini Russell 2000 Index Futures Contracts	60		3/23/26	$7,873,800	$144,733

See accompanying notes to financial statements.

180 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	2/27/26		3.84%		$12,904,254	$(258,069)
Russell 2000 Index	Goldman Sachs International	2/27/26		4.19%	13,516,956		(334,307)
					$26,421,210		$(592,376)
iShares Russell 2000 ETF	UBS AG	2/27/26		4.44%		$8,132,502	$(163,193)
Russell 2000 Index	UBS AG	2/27/26		4.34%	23,182,567		(501,182)
					$31,315,069		$(664,375)
					$57,736,279		$(1,256,751)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 181

UltraSmall-Cap ProFund invested in the following industries as of January 31, 2026:

	Value		% of Net Assets
Advertising & Marketing		$3,345		NM
Aerospace & Defense		813,343		1.6%
Air Freight & Logistics		47,047		0.1%
Apparel & Textile Products		7,865		NM
Asset Management		40,971		0.1%
Automobile Components		513,108		1.0%
Automobiles		17,028		NM
Automotive		45,297		0.1%
Banking		79,877		0.2%
Banks		3,732,611		7.1%
Beverages		48,627		0.1%
Biotech & Pharma		130,478		0.3%
Biotechnology		3,452,030		6.5%
Broadline Retail		33,951		0.1%
Building Products		475,164		0.9%
Cable & Satellite		5,099		NM
Capital Markets		643,160		1.2%
Chemicals		608,886		1.2%
Commercial Services & Supplies		682,595		1.3%
Commercial Support Services		17,425		NM
Communications Equipment		368,249		0.7%
Construction & Engineering		978,714		1.9%
Construction Materials		72,212		0.1%
Consumer Finance		356,037		0.7%
Consumer Staples Distribution & Retail		186,169		0.4%
Containers & Packaging		92,419		0.2%
Distributors		27,472		0.1%
Diversified Consumer Services		408,374		0.8%
Diversified Telecommunication Services		167,294		0.3%
Electric Utilities		377,694		0.8%
Electrical Equipment		1,170,836		2.2%
Electronic Equipment, Instruments & Components		1,392,339		2.7%
Energy Equipment & Services		789,693		1.5%
Engineering & Construction		4,085		NM
Entertainment		190,481		0.4%
Entertainment Content		4,534		NM
Equity REIT—Diversified		220,085		0.4%
Financial Services		797,995		1.5%
Food Products		274,917		0.4%
Forestry, Paper & Wood Products		5,333		NM
Gas & Water Utilities		73,498		0.1%
Gas Utilities		320,857		0.6%
Ground Transportation		122,842		0.2%
Health Care Equipment & Supplies		926,453		1.8%
Health Care Facilities & Services		26,454		0.1%
Health Care Providers & Services		1,188,965		2.3%
Health Care REITs		388,346		0.7%
Health Care Technology		98,558		0.2%
Hotel & Resort REITs		216,348		0.4%
Hotels, Restaurants & Leisure		586,671		1.1%
Household Durables		642,730		1.2%
Household Products		107,883		0.2%
Independent Power/Renewable Electricity Producers		98,698		0.2%
Industrial Conglomerates		10,627		NM
Industrial REITs		137,854		0.3%
Institutional Financial Services		36,468		0.1%
Insurance		718,749		1.4%

	Value		% of Net Assets
Interactive Media & Services		$166,129		0.3%
Internet Media & Services		20,695		NM
IT Services		318,169		0.6%
Leisure Facilities & Services		26,144		0.1%
Leisure Products		173,504		0.3%
Life Sciences Tools & Services		141,085		0.3%
Machinery		1,481,090		2.9%
Marine Transportation		94,875		0.2%
Media		357,127		0.7%
Medical Equipment & Devices		67,667		0.1%
Metals & Mining		997,556		2.0%
Mortgage REITs		313,950		0.6%
Multi-Utilities		176,111		0.3%
Office REITs		175,815		0.3%
Oil & Gas Producers		23,320		NM
Oil & Gas Services & Equipment		23,782		NM
Oil, Gas & Consumable Fuels		1,239,954		2.5%
Paper & Forest Products		24,783		NM
Passenger Airlines		171,002		0.3%
Personal Care Products		81,917		0.2%
Pharmaceuticals		838,651		1.6%
Professional Services		604,432		1.2%
Real Estate Management & Development		267,308		0.5%
Real Estate Owners & Developers		2,445		NM
Real Estate Services		51,058		0.1%
REITS & Real Estate Management		12,513		NM
Renewable Energy		66,546		0.1%
Residential REITs		116,883		0.2%
Retail—Discretionary		4,200		NM
Retail REITs		434,926		1.0%
Semiconductors		3,752		NM
Semiconductors & Semiconductor Equipment		1,309,277		2.5%
Software		1,906,550		3.8%
Specialized REITs		117,540		0.2%
Specialty Finance		17,025		NM
Specialty Retail		805,064		1.5%
Steel		3,390		NM
Technology Hardware		19,161		NM
Technology Hardware, Storage & Peripherals		228,089		0.4%
Technology Services		22,856		NM
Telecommunications		44,306		0.1%
Textiles, Apparel & Luxury Goods		190,676		0.4%
Tobacco		45,091		0.1%
Trading Companies & Distributors		410,920		0.8%
Transportation & Logistics		34,128		0.1%
Transportation Infrastructure		2,504		NM
Water Utilities		126,234		0.2%
Wholesale–Discretionary		1,797		NM
Wireless Telecommunication Services		65,422		0.1%
Other**	13,367,919			25.6%
Total		$52,180,178		100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM
Not meaningful, amount is less than 0.05%
REIT
Real Estate Investment Trust

See accompanying notes to financial statements.

182 :: U.S. Government Plus ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Repurchase Agreements(a)(b) (206.9%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $6,244,219		$6,243,000		$6,243,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,243,000)			6,243,000
TOTAL INVESTMENT SECURITIES (Cost $6,243,000)—206.9%				6,243,000
Net other assets (liabilities)—(106.9)%				(3,226,318)
NET ASSETS—100.0%				$3,016,682
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $133,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)		Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 4.63%, due 11/15/55	Citibank North America	2/18/26		3.85%		$2,101,157	$(72,835)
30-Year U.S. Treasury Bond, 4.63%, due 11/15/55	Societe Generale	2/18/26		3.92%	1,684,799		(25,041)
					$3,785,956		$(97,876)
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Schedule of Portfolio Investments :: Utilities UltraSector ProFund :: 183

Common Stocks (78.4%)

Shares		Value
Alliant Energy Corp. (Electric Utilities)	1,580		$104,138
Ameren Corp. (Multi-Utilities)	1,663		171,755
American Electric Power Co., Inc. (Electric Utilities)	3,290		394,060
American Water Works Co., Inc. (Water Utilities)	1,199		154,827
Atmos Energy Corp. (Gas Utilities)	987		164,178
CenterPoint Energy, Inc. (Multi-Utilities)	4,013		159,276
CMS Energy Corp. (Multi-Utilities)	1,871		133,758
Consolidated Edison, Inc. (Multi-Utilities)	2,219		236,612
Constellation Energy Corp. (Electric Utilities)	1,920		538,906
Dominion Energy, Inc. (Multi-Utilities)	5,249		315,832
DTE Energy Co. (Multi-Utilities)	1,277		171,603
Duke Energy Corp. (Electric Utilities)	4,780		580,053
Edison International (Electric Utilities)	2,365		147,292
Entergy Corp. (Electric Utilities)	2,745		263,218
Evergy, Inc. (Electric Utilities)	1,415		108,573
Eversource Energy (Electric Utilities)	2,306		159,414
Exelon Corp. (Electric Utilities)	6,210		278,084
FirstEnergy Corp. (Electric Utilities)	3,196		151,299
NextEra Energy, Inc. (Electric Utilities)	12,802		1,125,295
NiSource, Inc. (Multi-Utilities)	2,933		129,903
NRG Energy, Inc. (Electric Utilities)	1,178		179,798
PG&E Corp. (Electric Utilities)	13,510		208,324
Pinnacle West Capital Corp. (Electric Utilities)	736		68,860
PPL Corp. (Electric Utilities)	4,547		164,829
Public Service Enterprise Group, Inc. (Multi-Utilities)	3,068		252,680
Sempra (Multi-Utilities)	4,012		349,084
The AES Corp. (Independent Power/Renewable Electricity Producers)	4,377		64,123
The Southern Co. (Electric Utilities)	6,768		604,450
Vistra Corp. (Independent Power/Renewable Electricity Producers)	1,958		310,049
WEC Energy Group, Inc. (Multi-Utilities)	2,000		221,340
Xcel Energy, Inc. (Electric Utilities)	3,636		276,554
TOTAL COMMON STOCKS (Cost $2,765,641)			8,188,167

Repurchase Agreements(a)(b) (17.6%)

	Principal Amount		Value
Repurchase Agreements with various counterparties, rates 3.40%–3.55%, dated 1/31/26, due 2/2/26, total to be received $1,839,359		$1,839,000		$1,839,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,839,000)			1,839,000
TOTAL INVESTMENT SECURITIES (Cost $4,604,641)—96.0%				10,027,167
Net other assets (liabilities)—4.0%				418,791
NET ASSETS—100.0%				$10,445,958
(a)
A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At January 31, 2026, the aggregate amount held in a segregated account was $1,306,000.
(b)
The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)		Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Utilities Select Sector Index	Goldman Sachs International		2/23/26		4.39%	$924,549	$80,911
S&P Utilities Select Sector Index	UBS AG		2/23/26		4.34%	6,469,216	23,990
						$7,393,765	$104,901
(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)
Reflects the floating financing rate, as of January 31, 2026, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

184 :: Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2026 (unaudited)

Utilities UltraSector ProFund invested in the following industries as of January 31, 2026:

	Value		% of Net Assets
Electric Utilities		$5,353,147		51.2%
Gas Utilities		164,178		1.6%
Independent Power/Renewable Electricity Producers		374,172		3.6%
Multi-Utilities		2,141,843		20.5%
Water Utilities		154,827		1.5%
Other**	2,257,791			21.6%
Total	$10,445,958			100.0%
**
Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Statements of
Assets and Liabilities

January 31, 2026 (unaudited) :: Statements of Assets and Liabilities :: 187

186 :: Statements of Assets and Liabilities :: January 31, 2026 (unaudited)

	Access Flex			Access Flex		Banks			Biotechnology			Communication Services	Consumer Discretionary	Consumer Staples	Energy
	Bear High Yield ProFund	High Yield ProFund	UltraSector ProFund	Bear ProFund	UltraSector ProFund	Bull ProFund	UltraSector ProFund	UltraSector ProFund	UltraSector ProFund	UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$51,000		$14,869,000	$5,706,258	$6,405,000	$158,076,078		$19,823,308	$28,285,935	$10,828,613	$7,041,556	$6,968,757
Securities, at value(a)	—		—	7,318,648	—	137,570,988		38,676,266	26,226,600	21,788,838	6,422,494	13,963,728
Repurchase agreements, at value	51,000		14,869,000	1,313,000	6,405,000	47,820,000		11,960,000	8,876,000	4,704,000	1,842,000	3,657,000
Total Investment Securities, at value	51,000		14,869,000	8,631,648	6,405,000	185,390,988		50,636,266	35,102,600	26,492,838	8,264,494	17,620,728
Cash	34,936		620	1,326	252	199		3,120	205	936	567	384
Segregated cash balances for futures contracts with brokers	—		—	—	46,049	—		300,058	—	—	—	—
Segregated cash balances for swap agreements with custodian	—		1,695,767	879	746	5		261	535	506	792	519
Dividends and interest receivable	10		2,903	1,525	1,348	23,939		23,618	47,593	5,534	6,848	3,518
Receivable for capital shares issued	119,628		51	39,302	186,127	633,047		4,279,953	420,931	8,624	465,227	302,041
Receivable for investments sold	—		—	147,847	—	—		—	—	—	—	—
Receivable for closed swap positions	3,405		—	—	—	—		—	—	—	—	—
Due from Advisor under a Receivables Agreement	294,300		—	—	—	—		—	—	—	—	—
Due from Advisor under an expense limitation agreement	6,657		—	—	—	—		—	—	—	—	—
Unrealized appreciation on swap agreements	377		—	67,415	35,495	—		—	678,223	—	63,839	500,572
Variation margin on futures contracts	—		—	—	2,727	—		—	—	—	—	—
Prepaid expenses	14,417		40,903	33,522	33,997	20,469		14,812	56,557	66,959	37,751	63,459
TOTAL ASSETS	524,730		16,609,244	8,923,464	6,711,741	186,068,647		55,258,088	36,306,644	26,575,397	8,839,518	18,491,221
LIABILITIES:
Payable for investments purchased	—		—	43,862	—	—		13,290	—	—	—	—
Payable for collateral for securities loaned	—		—	—	—	4,141,972		—	—	—	—	—
Payable for capital shares redeemed	—		2,905,357	45,230	316	1,702,590		888,114	28,119	13,420	415,787	441,250
Unrealized depreciation on swap agreements	—		16,003	—	—	3,708,066		49,236	—	312,744	—	—
Variation margin on futures contracts	—		—	—	—	—		16,341	—	—	—	—
Advisory fees payable	—		10,879	5,764	1,424	115,918		36,949	20,505	17,237	1,647	11,167
Management services fees payable	—		2,176	1,153	285	23,184		7,390	4,101	3,447	329	2,233
Administration and fund accounting fees payable	43		1,722	991	680	18,335		6,533	3,254	2,764	587	1,784
Distribution and services fees payable—Service Class	4		1,631	505	304	2,918		7,825	635	716	687	582
Transfer agent fees payable	22		571	328	251	4,488		2,243	910	794	199	626
Trustee fees payable	—		—	—	—	5		3	1	1	—	—
Compliance services fees payable	1		54	29	20	581		304	103	86	18	56
Service fees payable	1		48	25	19	511		163	90	76	16	49
Other accrued expenses	6,446		21,360	19,815	7,306	96,837		3,536	44,350	27,430	11,717	33,851
TOTAL LIABILITIES	6,517		2,959,801	117,702	10,605	9,815,405		1,031,927	102,068	378,715	430,987	491,598
Commitments and contingencies (Note 4)
NET ASSETS	$518,213		$13,649,443	$8,805,762	$6,701,136	$176,253,242		$54,226,161	$36,204,576	$26,196,682	$8,408,531	$17,999,623
NET ASSETS CONSIST OF:
Capital	$6,002,442		$14,562,150	$7,745,611	$81,634,341	$141,556,315		$24,334,034	$22,200,817	$11,080,865	$7,354,436	$16,389,644
Total distributable earnings (loss)	(5,484,229)		(912,707)	1,060,151	(74,933,205)	34,696,927		29,892,127	14,003,759	15,115,817	1,054,095	1,609,979
NET ASSETS	$518,213		$13,649,443	$8,805,762	$6,701,136	$176,253,242		$54,226,161	$36,204,576	$26,196,682	$8,408,531	$17,999,623
NET ASSETS:
Investor Class	$514,021		$11,732,772	$8,205,194	$6,345,332	$173,112,171		$49,529,802	$35,057,553	$25,362,072	$7,883,886	$17,244,107
Service Class	4,192		1,916,671	600,568	355,804	3,141,071		4,696,359	1,147,023	834,610	524,645	755,516
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	18,792		376,102	116,484	703,105	2,500,239		595,546	573,179	320,606	100,230	353,842
Service Class	187		61,205	9,437	44,101	87,607		75,532	24,187	13,411	7,702	18,323
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$27.35		$31.20	$70.44	$9.02	$69.24		$83.17	$61.16	$79.11	$78.66	$48.73
Service Class	22.46(b	)	31.32	63.64	8.07	35.85		62.18	47.42	62.23	68.12	41.23
(a) Includes securities on loan valued at:	$—		$—	$—	$—	$3,903,128		$—	$—	$—	$—	$—
(b)
The net asset value has been calculated using unrounded net assets of $4,191.68 and unrounded shares outstanding of 186.58.

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Statements of Assets and Liabilities :: 189

188 :: Statements of Assets and Liabilities :: January 31, 2026 (unaudited)

Falling	Financials	Health Care	Industrials	Internet	Large-Cap	Large-Cap	Materials	Mid-Cap
Europe 30	U.S. Dollar	UltraSector	UltraSector	UltraSector	UltraSector	Growth	Value	UltraSector	Growth
ProFund	ProFund	ProFund	ProFund	ProFund	ProFund	ProFund	ProFund	ProFund	ProFund
ASSETS:
Total Investment Securities, at cost	$4,095,326	$1,693,000	$2,982,964	$30,709,952	$7,681,415	$40,745,430	$8,644,540	$3,347,482	$31,707,064	$3,064,981
Securities, at value(a)	5,801,737	—	6,295,144	31,667,856	8,338,951	70,535,000	19,206,406	5,069,899	24,404,519	4,524,116
Repurchase agreements, at value	—	1,693,000	1,210,000	6,647,000	2,273,000	13,235,000	169,000	—	10,274,000	17,000
Total Investment Securities, at value	5,801,737	1,693,000	7,505,144	38,314,856	10,611,951	83,770,000	19,375,406	5,069,899	34,678,519	4,541,116
Cash	—	378	5,696	504	415	706	2,363	—	209	875
Segregated cash balances for swap agreements with custodian	—	—	393	418	769	655	—	—	424	—
Segregated cash balances for forward currency contracts with custodian	—	1,007	—	—	—	—	—	—	—	—
Dividends and interest receivable	5,838	330	3,680	52,104	3,650	2,584	2,431	5,525	6,715	1,323
Receivable for capital shares issued	23	101	595,299	224,989	766,907	95	11,973	31,776	34,378	274
Receivable for investments sold	—	—	—	—	—	—	—	60,000	—	4,718,606
Due from Advisor under an expense limitation agreement	—	4,542	—	—	5,715	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	32,328	—	22,799	—	—	—	—	—
Unrealized appreciation on forward currency contracts	—	36,879	—	—	—	—	—	—	—	—
Prepaid expenses	33,006	18,177	79,360	47,012	76,316	27,534	58,851	78,203	26,436	29,964
Receivable for tax reclaims	5,765	—	—	—	—	—	—	—	—	—
TOTAL ASSETS	5,846,369	1,754,414	8,221,900	38,639,883	11,488,522	83,801,574	19,451,024	5,245,403	34,746,681	9,292,158
LIABILITIES:
Cash overdraft	18,076	—	—	—	—	—	—	11,172	—	—
Payable for investments purchased	—	—	16,488	—	—	—	—	3,967	—	98,491
Payable for collateral for securities loaned	140,357	—	—	—	—	—	—	—	—	33,615
Payable for capital shares redeemed	60,210	23,014	2,906	44,502	50,762	6,115	151,809	98,812	509,769	4,613,033
Unrealized depreciation on forward currency contracts	—	16,829	—	—	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	481,728	—	425,629	—	—	396,540	—
Advisory fees payable	2,519	—	4,139	25,897	—	56,185	11,754	19,433	18,175	2,505
Management services fees payable	504	—	828	5,179	—	11,237	2,351	3,887	3,635	501
Administration and fund accounting fees payable	564	177	964	4,119	925	8,945	2,033	977	2,733	800
Distribution and services fees payable—Service Class	872	5	401	817	419	3,072	1,785	1,576	244	549
Transfer agent fees payable	183	50	318	984	306	2,546	644	212	1,394	216
Trustee fees payable	—	—	—	1	—	3	1	1	—	—
Compliance services fees payable	16	4	28	130	28	281	59	59	91	13
Service fees payable	15	5	25	114	24	247	52	16	80	17
Other accrued expenses	10,881	11,383	36,962	37,178	37,771	35,876	29,903	34,666	22,980	18,181
TOTAL LIABILITIES	234,197	51,467	63,059	600,649	90,235	550,136	200,391	174,778	955,641	4,767,921
Commitments and contingencies (Note 4)
NET ASSETS	$5,612,172	$1,702,947	$8,158,841	$38,039,234	$11,398,287	$83,251,438	$19,250,633	$5,070,625	$33,791,040	$4,524,237
NET ASSETS CONSIST OF:
Capital	$8,562,221	$4,284,766	$4,974,673	$30,469,667	$8,237,551	$71,435,341	$7,772,273	$3,484,099	$28,882,365	$3,382,890
Total distributable earnings (loss)	(2,950,049)	(2,581,819)	3,184,168	7,569,567	3,160,736	11,816,097	11,478,360	1,586,526	4,908,675	1,141,347
NET ASSETS	$5,612,172	$1,702,947	$8,158,841	$38,039,234	$11,398,287	$83,251,438	$19,250,633	$5,070,625	$33,791,040	$4,524,237
NET ASSETS:
Investor Class	$4,788,420	$1,695,220	$7,387,969	$37,291,396	$10,725,732	$79,858,703	$17,106,670	$3,235,484	$33,527,165	$3,883,509
Service Class	823,752	7,727	770,872	747,838	672,555	3,392,735	2,143,963	1,835,141	263,875	640,728
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	230,357	122,235	159,417	330,165	127,658	1,375,349	316,110	27,928	274,717	34,601
Service Class	36,461	610	20,913	8,373	9,815	92,816	52,068	18,784	2,539	8,082
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$20.79	$13.87	$46.34	$112.95	$84.02	$58.06	$54.12	$115.85	$122.04	$112.24
Service Class	22.59	12.67	36.86	89.32	68.52	36.55	41.18	97.70	103.93	79.28
(a)	Includes securities on loan valued at:	$133,884	$—	$—	$—	$—	$—	$—	$—	$—	$20,924

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Statements of Assets and Liabilities :: 191

190 :: Statements of Assets and Liabilities :: January 31, 2026 (unaudited)

Oil & Gas
Equipment &	Precious
Services	Pharmaceuticals	Metals	Real Estate	Rising Rates	Rising Rates	Rising
Mid-Cap	Mid-Cap Value	Nasdaq-100	UltraSector	UltraSector	UltraSector	UltraSector	Opportunity	Opportunity 10	U.S. Dollar
ProFund	ProFund	ProFund	ProFund	ProFund	ProFund	ProFund	ProFund	ProFund	ProFund
ASSETS:
Total Investment Securities, at cost	$7,927,914	$1,631,890	$38,006,424	$11,826,489	$2,800,101	$90,253,026	$1,367,377	$7,317,000	$504,000	$8,749,000
Securities, at value(a)	8,063,074	2,239,563	61,747,588	13,630,122	3,090,483	103,538,703	2,361,605	—	—	—
Repurchase agreements, at value	1,267,000	—	22,380,000	3,892,000	763,000	35,635,000	600,000	7,317,000	504,000	8,749,000
Total Investment Securities, at value	9,330,074	2,239,563	84,127,588	17,522,122	3,853,483	139,173,703	2,961,605	7,317,000	504,000	8,749,000
Cash	457	—	997,278	—	647	279	924	260	525	227
Segregated cash balances for futures contracts with brokers	—	—	1,477,753	—	—	—	—	—	—	—
Segregated cash balances for swap agreements with custodian	8	—	842	50,556	9	260	252	1,000	—	—
Segregated cash balances for forward currency contracts with custodian	—	—	—	—	—	—	—	—	—	556
Dividends and interest receivable	1,438	456	22,178	760	2,403	7,304	2,300	1,428	98	1,708
Receivable for capital shares issued	2,701	51	42,328,951	1,079,953	306,378	4,960,058	368,386	3,114,699	—	204,542
Receivable for investments sold	53,170	30,645	—	—	—	8,012,361	—	—	—	—
Receivable for closed swap positions	—	—	—	—	—	—	—	—	—	5,920
Due from Advisor under a Receivables Agreement	—	—	—	—	—	—	—	—	—	680,437
Due from Advisor under an expense limitation agreement	—	—	—	—	—	—	692	—	3,034	—
Unrealized appreciation on swap agreements	—	—	—	409,076	—	—	4,773	121,096	3,457	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—	—	—	—	—	41
Prepaid expenses	31,992	41,533	89,780	19,996	28,556	29,964	44,667	36,304	26,953	9,505
TOTAL ASSETS	9,419,840	2,312,248	129,044,370	19,082,463	4,191,476	152,183,929	3,383,599	10,591,787	538,067	9,651,936
LIABILITIES:
Cash overdraft	—	14,427	—	49,521	—	—	—	—	—	—
Payable for investments purchased	66,459	12,725	—	—	—	—	—	—	—	—
Payable for collateral for securities loaned	21,587	—	—	—	34,370	—	—	—	—	—
Payable for capital shares redeemed	49,533	8,822	147,463	66,142	187,155	8,910,091	147,959	266,208	—	80,738
Unrealized depreciation on forward currency contracts	—	—	—	—	—	—	—	—	—	129,475
Unrealized depreciation on swap agreements	17,694	—	257,630	—	49,118	13,724,770	—	—	—	—
Variation margin on futures contracts	—	—	133,757	—	—	—	—	—	—	—
Advisory fees payable	2,552	104	74,893	9,409	1,673	80,927	—	280	—	3,784
Management services fees payable	510	21	16,049	1,882	335	16,185	—	56	—	757
Administration and fund accounting fees payable	917	632	12,864	1,503	469	12,665	420	750	53	915
Distribution and services fees payable—Service Class	1,320	309	7,979	339	305	6,429	266	70	9	23
Transfer agent fees payable	303	73	4,228	479	155	4,050	140	240	20	576
Trustee fees payable	—	1	4	—	—	3	—	—	—	—
Compliance services fees payable	17	49	428	48	14	406	13	24	2	27
Service fees payable	17	8	354	42	12	357	11	21	1	26
Other accrued expenses	19,054	30,275	139,668	12,808	15,621	37,493	22,988	21,137	8,408	33,410
TOTAL LIABILITIES	179,963	67,446	795,317	142,173	289,227	22,793,376	171,797	288,786	8,493	249,731
Commitments and contingencies (Note 4)
NET ASSETS	$9,239,877	$2,244,802	$128,249,053	$18,940,290	$3,902,249	$129,390,553	$3,211,802	$10,303,001	$529,574	$9,402,205
NET ASSETS CONSIST OF:
Capital	$8,647,677	$2,612,164	$77,937,955	$31,553,199	$3,752,310	$109,670,098	$5,366,947	$51,627,982	$4,071,928	$12,065,340
Total distributable earnings (loss)	592,200	(367,362)	50,311,098	(12,612,909)	149,939	19,720,455	(2,155,145)	(41,324,981)	(3,542,354)	(2,663,135)
NET ASSETS	$9,239,877	$2,244,802	$128,249,053	$18,940,290	$3,902,249	$129,390,553	$3,211,802	$10,303,001	$529,574	$9,402,205
NET ASSETS:
Investor Class	$5,223,356	$1,879,275	$119,200,053	$18,258,048	$3,725,230	$122,505,142	$2,678,178	$10,219,429	$518,469	$9,379,238
Service Class	4,016,521	365,527	9,049,000	682,242	177,019	6,885,411	533,624	83,572	11,105	22,967
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	38,563	15,093	2,268,893	163,846	110,383	620,930	65,577	245,044	36,339	328,882
Service Class	38,325	3,793	225,858	7,067	6,331	42,091	14,170	2,143	814	944
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$135.45	$124.51	$52.54	$111.43	$33.75	$197.29	$40.84	$41.70	$14.27	$28.52
Service Class	104.80	96.37	40.06	96.54	27.96	163.58	37.66	39.00	13.64	24.33
(a)	Includes securities on loan valued at:	$20,797	$—	$—	$—	$32,328	$—	$—	$—	$—	$—

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Statements of Assets and Liabilities :: 193

192 :: Statements of Assets and Liabilities :: January 31, 2026 (unaudited)

Semiconductor	Short	Short Precious	Short	Short	Small-Cap	Small-Cap	Technology
UltraSector	Short Energy	Nasdaq-100	Metals	Real Estate	Small-Cap	Growth	Small-Cap	Value	UltraSector
ProFund	ProFund	ProFund	ProFund	ProFund	ProFund	ProFund	ProFund	ProFund	ProFund
ASSETS:
Total Investment Securities, at cost	$160,082,160	$635,000	$3,079,000	$14,132,000	$557,000	$752,000	$2,550,590	$5,913,680	$4,580,140	$55,018,752
Securities, at value(a)	262,576,530	—	—	—	—	—	3,759,998	3,258,561	5,387,344	74,795,935
Repurchase agreements, at value	105,713,000	635,000	3,079,000	14,132,000	557,000	752,000	—	4,198,000	51,000	19,854,000
Total Investment Securities, at value	368,289,530	635,000	3,079,000	14,132,000	557,000	752,000	3,759,998	7,456,561	5,438,344	94,649,935
Cash	918	127	958	719	9	303	—	443	470	208
Segregated cash balances for futures contracts with brokers	—	—	—	—	—	—	—	167,470	—	—
Segregated cash balances for swap agreements with custodian	1,129	719	451	505	295	588	—	967	—	218
Dividends and interest receivable	84,610	124	601	2,759	109	147	474	1,670	14,429	18,701
Receivable for capital shares issued	3,858,105	19,216	121,350	1,250,687	3,025	40	101	4,653,543	1,016	61,001
Receivable for investments sold	177,939,901	—	—	—	—	—	46,850	11,878	1,650,798	—
Due from Advisor under an expense limitation agreement	—	2,134	—	3,516	3,271	—	—	—	—	—
Unrealized appreciation on swap agreements	5,222,778	—	49,491	1,775,116	—	15,592	—	—	—	—
Prepaid expenses	38,710	38,858	30,776	54,943	18,566	30,951	42,480	25,250	33,793	34,063
TOTAL ASSETS	555,435,681	696,178	3,282,627	17,220,245	582,275	799,621	3,849,903	12,317,782	7,138,850	94,764,126
LIABILITIES:
Cash overdraft	—	—	—	—	—	—	10,743	—	—	—
Payable for investments purchased	—	—	—	—	—	—	14,933	—	102,085	—
Payable for collateral for securities loaned	—	—	—	—	—	—	15,840	46,765	65,270	—
Payable for capital shares redeemed	2,158,727	22,368	3,788	1,142,633	11,944	153,125	2,019	112,644	1,556,762	810,237
Unrealized depreciation on swap agreements	—	30,928	—	—	2,193	—	—	67,521	—	609,353
Variation margin on futures contracts	—	—	—	—	—	—	—	16,057	—	—
Advisory fees payable	340,652	—	540	—	—	352	337	2,984	22,452	61,312
Management services fees payable	68,131	—	108	—	—	70	67	597	4,490	12,263
Administration and fund accounting fees payable	53,764	81	359	949	66	65	657	2,256	5,197	9,738
Distribution and services fees payable—Service Class	14,621	5	213	5	0	9	704	1,117	388	4,043
Transfer agent fees payable	14,164	30	121	367	20	32	160	410	1,596	2,723
Trustee fees payable	15	—	—	—	—	—	—	—	—	3
Compliance services fees payable	1,710	3	13	32	2	2	13	24	30	307
Service fees payable	1,504	2	10	28	2	2	11	19	143	270
Other accrued expenses	227,280	23,979	16,425	33,194	4,435	15,341	28,140	18,740	47,001	33,722
TOTAL LIABILITIES	2,880,568	77,396	21,577	1,177,208	18,662	168,998	73,624	269,134	1,805,414	1,543,971
Commitments and contingencies (Note 4)
NET ASSETS	$552,555,113	$618,782	$3,261,050	$16,043,037	$563,613	$630,623	$3,776,279	$12,048,648	$5,333,436	$93,220,155
NET ASSETS CONSIST OF:
Capital	$335,974,622	$2,976,237	$22,541,002	$32,746,258	$5,666,072	$17,691,396	$2,968,603	$10,785,931	$8,610,338	$56,095,547
Total distributable earnings (loss)	216,580,491	(2,357,455)	(19,279,952)	(16,703,221)	(5,102,459)	(17,060,773)	807,676	1,262,717	(3,276,902)	37,124,608
NET ASSETS	$552,555,113	$618,782	$3,261,050	$16,043,037	$563,613	$630,623	$3,776,279	$12,048,648	$5,333,436	$93,220,155
NET ASSETS:
Investor Class	$534,638,382	$612,049	$2,966,974	$16,035,261	$563,602	$620,036	$2,946,316	$10,747,774	$4,870,160	$88,796,005
Service Class	17,916,731	6,733	294,076	7,776	11	10,587	829,963	1,300,874	463,276	4,424,150
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	8,865,353	53,635	87,696	5,341,537	73,406	14,169	24,823	82,867	39,813	1,938,995
Service Class	470,635	638	10,143	2,614	2	256	9,545	12,780	4,909	130,603
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$60.31	$11.41	$33.83	$3.00	$7.68	$43.76	$118.69	$129.70	$122.33	$45.79
Service Class	38.07	10.55	28.99	2.97	6.57(b	)	41.38(c	)	86.95	101.79	94.37	33.87
(a)	Includes securities on loan valued at:	$—	$—	$—	$—	$—	$—	$14,974	$42,728	$50,775	$—
(b)
The net asset value has been calculated using unrounded net assets of $11.43 and unrounded shares outstanding of 1.74.
(c)
The net asset value has been calculated using unrounded net assets of $10,586.59 and unrounded shares outstanding of 255.79.

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Statements of Assets and Liabilities :: 195

194 :: Statements of Assets and Liabilities :: January 31, 2026 (unaudited)

UltraEmerging	UltraLatin
UltraBear	UltraBull	UltraChina	UltraDow 30	Markets	UltraInternational	UltraJapan	America	UltraMid-Cap	UltraNasdaq-100
ProFund	ProFund	ProFund	ProFund	ProFund	ProFund	ProFund	ProFund	ProFund	ProFund
ASSETS:
Total Investment Securities, at cost	$4,759,000	$80,059,711	$18,894,621	$20,010,683	$14,083,623	$7,910,000	$23,512,000	$10,690,959	$27,648,962	$570,119,577
Securities, at value(a)	—	125,029,797	23,761,405	32,187,652	16,302,358	—	—	13,688,468	26,265,044	902,010,506
Repurchase agreements, at value	4,759,000	47,046,000	3,964,000	10,159,000	2,927,000	7,910,000	23,512,000	3,001,000	12,796,000	277,801,000
Total Investment Securities, at value	4,759,000	172,075,797	27,725,405	42,346,652	19,229,358	7,910,000	23,512,000	16,689,468	39,061,044	1,179,811,506
Cash	503	10,399	111	6,120	137	734	311	818	265	478
Segregated cash balances for futures contracts with brokers	46,049	1,525,293	—	282,336	—	—	6,385,403	—	252,640	17,954,703
Segregated cash balances for swap agreements with custodian	29	600	948	753	233	512	—	234	1,570	1,168
Dividends and interest receivable	1,026	82,413	10,716	18,958	26,060	1,544	18,405	113,794	7,723	262,001
Receivable for capital shares issued	1,023,599	748,677	55,806	558,203	205,071	621,016	62,007	926,725	293,897	45,420,837
Receivable for investments sold	—	—	748,671	—	250,203	—	—	751,217	173,289	—
Due from Advisor under an expense limitation agreement	—	—	—	—	—	—	—	4,941	—	—
Unrealized appreciation on swap agreements	56,598	—	—	—	—	—	2,928	—	—	—
Variation margin on futures contracts	2,727	—	—	—	—	—	418,033	—	—	—
Prepaid expenses	32,797	35,521	26,211	17,213	13,634	15,910	19,326	17,283	22,999	153,305
Receivable for tax reclaims	—	—	—	—	—	—	—	117	—	—
TOTAL ASSETS	5,922,328	174,478,700	28,567,868	43,230,235	19,724,696	8,549,716	30,418,413	18,504,597	39,813,427	1,243,603,998
LIABILITIES:
Payable for investments purchased	—	42,886	—	—	—	—	—	—	216,187	—
Payable for collateral for securities loaned	—	—	1,644,056	—	937,718	—	—	766,522	114,321	—
Payable for capital shares redeemed	149,822	1,478,024	1,024,219	121,795	623,398	11,681	1,258,563	3,083,253	142,868	2,754,105
Unrealized depreciation on swap agreements	—	1,188,630	655,239	137,198	653,366	241,269	—	453,363	667,319	21,473,311
Variation margin on futures contracts	—	83,064	—	7,420	—	—	—	—	34,369	4,306,058
Advisory fees payable	1,722	110,862	1,645	27,907	8,135	4,297	22,157	—	22,745	784,319
Management services fees payable	344	22,172	329	5,581	1,627	859	3,693	—	4,549	156,865
Administration and fund accounting fees payable	654	18,126	2,721	4,429	1,481	795	3,119	1,460	3,901	126,377
Distribution and services fees payable—Service Class	37	2,054	847	1,634	347	310	292	392	1,341	19,316
Transfer agent fees payable	222	5,374	843	1,489	571	250	1,122	801	1,085	39,767
Trustee fees payable	—	7	1	1	—	—	1	—	1	50
Compliance services fees payable	22	620	75	129	31	19	80	33	101	4,758
Service fees payable	17	488	75	123	41	23	82	41	100	3,456
Other accrued expenses	15,337	44,293	18,790	19,407	10,863	11,223	11,162	3,151	17,540	29,325
TOTAL LIABILITIES	168,177	2,996,600	3,348,840	327,113	2,237,578	270,726	1,300,271	4,309,016	1,226,427	29,697,707
Commitments and contingencies (Note 4)
NET ASSETS	$5,754,151	$171,482,100	$25,219,028	$42,903,122	$17,487,118	$8,278,990	$29,118,142	$14,195,581	$38,587,000	$1,213,906,291
NET ASSETS CONSIST OF:
Capital	$115,449,573	$89,291,567	$71,890,034	$20,533,824	$17,418,733	$7,453,415	$26,015,186	$36,816,647	$27,223,813	$641,831,817
Total distributable earnings (loss)	(109,695,422)	82,190,533	(46,671,006)	22,369,298	68,385	825,575	3,102,956	(22,621,066)	11,363,187	572,074,474
NET ASSETS	$5,754,151	$171,482,100	$25,219,028	$42,903,122	$17,487,118	$8,278,990	$29,118,142	$14,195,581	$38,587,000	$1,213,906,291
NET ASSETS:
Investor Class	$5,746,292	$169,110,725	$24,093,456	$40,818,004	$17,058,602	$7,778,983	$28,877,198	$13,708,159	$34,577,005	$1,191,237,105
Service Class	7,859	2,371,375	1,125,572	2,085,118	428,516	500,007	240,944	487,422	4,009,995	22,669,186
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	818,300	1,051,207	913,409	434,376	190,786	270,531	440,729	501,603	466,140	9,334,350
Service Class	1,261	20,926	49,824	27,101	5,350	20,678	5,416	18,693	70,673	283,351
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$7.02	$160.87	$26.38	$93.97	$89.41	$28.75	$65.52	$27.33	$74.18	$127.62
Service Class	6.23	113.32	22.59	76.94	80.10	24.18	44.49	26.08	56.74	80.00
(a)	Includes securities on loan valued at:	$—	$—	$1,543,937	$—	$887,709	$—	$—	$724,168	$108,514	$—

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

January 31, 2026 (unaudited) :: Statements of Assets and Liabilities :: 197

196 :: Statements of Assets and Liabilities :: January 31, 2026 (unaudited)

	UltraShort China ProFund	UltraShort Dow 30 ProFund	UltraShort Emerging Markets ProFund	UltraShort International ProFund	UltraShort Japan ProFund	UltraShort Latin America ProFund	UltraShort Mid-Cap ProFund	UltraShort Nasdaq-100 ProFund	UltraShort Small-Cap ProFund		UltraSmall-Cap ProFund
ASSETS:
Total Investment Securities, at cost	$2,416,000	$1,130,000		$390,000	$2,367,000	$1,177,000		$4,224,000		$407,000		$14,648,000	$3,240,000		$34,953,076
Securities, at value	—	—		—	—	—		—		—		—	—		38,812,259
Repurchase agreements, at value	2,416,000	1,130,000		390,000	2,367,000	1,177,000		4,224,000		407,000		14,648,000	3,240,000		14,197,000
Total Investment Securities, at value	2,416,000	1,130,000		390,000	2,367,000	1,177,000		4,224,000		407,000		14,648,000	3,240,000		53,009,259
Cash	84	465		309	232	127		—		845		102	141		46
Segregated cash balances for futures contracts with brokers	—	—		—	—	320,158		—		—		282,736	39,671		1,256,025
Segregated cash balances for swap agreements with custodian	860	211		869	2	—		10,649		279		84	934		1,283
Dividends and interest receivable	472	221		76	462	788		825		79		3,332	704		11,166
Receivable for capital shares issued	124,327	7,912		185,778	59,580	133,107		2,314,902		64,324		380,752	101,012		539,815
Receivable for investments sold	—	—		—	—	—		—		—		—	—		143,596
Due from Advisor under an expense limitation agreement	3,579	2,195		551	361	4,098		692		3,183		—	2,476		—
Unrealized appreciation on swap agreements	100,722	6,185		22,621	90,087	—		178,286		11,802		426,864	129,089		—
Variation margin on futures contracts	—	—		—	—	—		—		—		26,815	4,022		—
Prepaid expenses	29,897	30,032		16,844	19,127	34,501		21,402		28,337		25,161	29,104		15,055
TOTAL ASSETS	2,675,941	1,177,221		617,048	2,536,851	1,669,779		6,750,756		515,849		15,793,846	3,547,153		54,976,245
LIABILITIES:
Cash overdraft	—	—		—	—	—		9,344		—		—	—		—
Payable for capital shares redeemed	179,611	108,174		195,966	662,645	9,440		601,780		—		410,675	408,193		1,436,363
Payable for closed swap positions	—	—		—	—	—		—		28,422		—	—		—
Unrealized depreciation on swap agreements	—	—		—	—	5,005		—		—		—	—		1,256,751
Variation margin on futures contracts	—	—		—	—	36,625		—		—		—	—		25,927
Advisory fees payable	—	—		—	—	—		—		—		5,805	—		35,129
Management services fees payable	—	—		—	—	—		—		—		1,162	—		7,026
Administration and fund accounting fees payable	208	131		42	362	157		104		49		1,479	372		7,255
Distribution and services fees payable—Service Class	3	5		4	2	0		2		0		44	7		652
Transfer agent fees payable	88	39		11	89	38		33		21		411	104		1,620
Trustee fees payable	—	—		—	—	—		—		—		—	—		2
Compliance services fees payable	4	3		4	6	4		2		2		38	11		223
Service fees payable	6	3		1	10	4		3		1		39	10		155
Other accrued expenses	11,702	15,500		12,261	11,649	13,077		4,592		9,643		17,135	12,060		24,964
TOTAL LIABILITIES	191,622	123,855		208,289	674,763	64,350		615,860		38,138		436,788	420,757		2,796,067
Commitments and contingencies (Note 4)
NET ASSETS	$2,484,319	$1,053,366		$408,759	$1,862,088	$1,605,429		$6,134,896		$477,711		$15,357,058	$3,126,396		$52,180,178
NET ASSETS CONSIST OF:
Capital	$13,755,143	$27,212,016		$14,001,417	$21,581,397	$13,621,047		$23,970,742		$12,085,179		$125,747,516	$61,521,729		$57,667,234
Total distributable earnings (loss)	(11,270,824)	(26,158,650)		(13,592,658)	(19,719,309)	(12,015,618)		(17,835,846)		(11,607,468)		(110,390,458)	(58,395,333)		(5,487,056)
NET ASSETS	$2,484,319	$1,053,366		$408,759	$1,862,088	$1,605,429		$6,134,896		$477,711		$15,357,058	$3,126,396		$52,180,178
NET ASSETS:
Investor Class	$2,477,675	$1,047,583		$402,747	$1,859,828	$1,605,201		$6,133,482		$477,694		$15,304,540	$3,126,129		$51,380,969
Service Class	6,644	5,783		6,012	2,260	228		1,414		17		52,518	267		799,209
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	1,259,552	121,965		65,144	191,975	85,751		401,281		20,898		982,300	105,764		620,858
Service Class	3,842	773		1,080	254	12		101		1		3,637	10		12,272
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$1.97	$8.59		$6.18	$9.69	$18.72		$15.28		$22.86		$15.58	$29.56		$82.76
Service Class	1.73	7.48		5.57	8.90	18.87(a	)	14.04(b	)	20.59	(c)	14.44	27.92(d	)	65.12
(a)
The net asset value has been calculated using unrounded net assets of $228.06 and unrounded shares outstanding of 12.09.
(b)
The net asset value has been calculated using unrounded net assets of $1,413.63 and unrounded shares outstanding of 100.70.
(c)
The net asset value has been calculated using unrounded net assets of $17.47 and unrounded shares outstanding of 0.85.
(d)
The net asset value has been calculated using unrounded net assets of $266.97 and unrounded shares outstanding of 9.56.

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

198 :: Statements of Assets and Liabilities :: January 31, 2026 (unaudited)

	U.S. Government Plus ProFund	Utilities UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$6,243,000	$4,604,641
Securities, at value	—	8,188,167
Repurchase agreements, at value	6,243,000	1,839,000
Total Investment Securities, at value	6,243,000	10,027,167
Cash	915	4,228
Segregated cash balances for swap agreements with custodian	2,000	1,583
Dividends and interest receivable	1,219	1,974
Receivable for capital shares issued	99,456	439,842
Due from Advisor under an expense limitation agreement	203	—
Unrealized appreciation on swap agreements	—	104,901
Prepaid expenses	32,648	61,596
TOTAL ASSETS	6,379,441	10,641,291
LIABILITIES:
Payable for investments purchased	70	—
Payable for capital shares redeemed	3,244,787	156,346
Unrealized depreciation on swap agreements	97,876	—
Advisory fees payable	—	9,382
Management services fees payable	—	1,876
Administration and fund accounting fees payable	467	1,650
Distribution and services fees payable—Service Class	595	315
Transfer agent fees payable	164	373
Trustee fees payable	—	1
Compliance services fees payable	15	47
Service fees payable	13	41
Other accrued expenses	18,772	25,302
TOTAL LIABILITIES	3,362,759	195,333
Commitments and contingencies (Note 4)
NET ASSETS	$3,016,682	$10,445,958
NET ASSETS CONSIST OF:
Capital	$12,612,672	$10,676,674
Total distributable earnings (loss)	(9,595,990)	(230,716)
NET ASSETS	$3,016,682	$10,445,958
NET ASSETS:
Investor Class	$2,471,316	$10,184,685
Service Class	545,366	261,273
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	77,432	123,174
Service Class	18,962	3,398
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$31.92	$82.69
Service Class	28.76	76.89

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

Statements of Operations

For the Periods Indicated (unaudited) :: Statements of Operations :: 201

200 :: Statements of Operations :: For the Periods Indicated (unaudited)

Access Flex Bear High Yield ProFund	Access Flex High Yield ProFund	Banks UltraSector ProFund	Bear ProFund	Biotechnology UltraSector ProFund	Bull ProFund	Communication Services UltraSector ProFund	Consumer Discretionary UltraSector ProFund	Consumer Staples UltraSector ProFund	Energy UltraSector ProFund
Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026
INVESTMENT INCOME:
Dividends	$—	$—	$89,292	$—	$65,866	$314,751	$150,125	$111,444	$44,293	$236,565
Interest	14,951	313,772	34,669	152,288	508,376	392,154	128,218	151,368	17,360	72,615
Foreign tax withholding	—	—	—	—	—	(79)	—	—	—	—
Net income from securities lending	—	—	790	—	20,447	368	16,512	—	3	—
TOTAL INVESTMENT INCOME	14,951	313,772	124,751	152,288	594,689	707,194	294,855	262,812	61,656	309,180
EXPENSES:
Advisory fees	4,059	66,842	31,958	29,242	418,630	261,805	113,557	136,325	15,379	66,923
Management services fees	812	13,369	6,392	5,848	83,726	52,361	22,712	27,265	3,076	13,385
Administration and fund accounting fees	278	8,445	4,073	4,168	69,685	42,240	18,829	19,796	1,681	7,341
Distribution and service fees—Service Class	21	12,441	3,417	1,831	14,076	44,818	3,490	4,205	2,274	3,420
Transfer agency fees	173	3,059	1,466	1,714	18,554	17,757	5,387	5,558	617	2,714
Administrative services fees	494	10,221	4,767	4,437	104,340	45,954	29,211	28,673	1,826	8,678
Registration and filing fees	16,305	18,838	17,713	26,913	22,790	36,144	40,428	44,372	20,233	35,259
Custody fees	91	1,371	508	533	8,371	5,691	2,777	2,473	219	1,086
Trustee fees	6	91	41	51	683	456	191	213	17	79
Compliance service fees	1	41	20	10	466	265	96	74	9	23
Service fees	55	167	98	101	1,854	997	471	467	42	181
Other fees	1,223	5,374	3,618	3,318	61,510	30,396	22,077	17,658	1,997	6,768
Recoupment of prior expenses reduced by Advisor	—	8,039	—	—	—	—	4,631	—	—	—
Total Gross Expenses before reductions	23,518	148,298	74,071	78,166	804,685	538,884	263,857	287,079	47,370	145,857
Expenses reduced and reimbursed by the Advisor	(13,772)	—	—	(6,921)	—	—	—	—	(8,591)	—
Fees paid indirectly	(91)	(1,335)	(31)	(15)	(622)	(26)	(39)	(87)	(7)	(7)
TOTAL NET EXPENSES	9,655	146,963	74,040	71,230	804,063	538,858	263,818	286,992	38,772	145,850
NET INVESTMENT INCOME (LOSS)	5,296	166,809	50,711	81,058	(209,374)	168,336	31,037	(24,180)	22,884	163,330
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	521,130	—	3,305,912	1,825,576	(419,518)	1,052,694	95,984	1,328,454
Net realized gains (losses) on futures contracts	—	—	—	(73,856)	—	442,842	—	—	—	—
Net realized gains (losses) on swap agreements	(68,869)	289,717	297,365	(157,967)	23,879,156	597,633	1,149,456	959,944	87,917	1,287,605
Change in net unrealized appreciation/depreciation on investment securities	—	—	291,384	—	21,796,356	2,791,449	2,863,632	1,429,033	145,796	775,989
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	25,989	—	(155,787)	—	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	(8,226)	35,418	323,540	(314,593)	(2,248,189)	47,792	872,276	772,522	128,325	532,511
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(77,095)	325,135	1,433,419	(520,427)	46,733,235	5,549,505	4,465,846	4,214,193	458,022	3,924,559
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(71,799)	$491,944	$1,484,130	$(439,369)	$46,523,861	$5,717,841	$4,496,883	$4,190,013	$480,906	$4,087,889

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 203

202 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Europe 30 ProFund	Falling U.S. Dollar ProFund	Financials UltraSector ProFund	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Large-Cap Growth ProFund	Large-Cap Value ProFund	Materials UltraSector ProFund	Mid-Cap Growth ProFund
	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026
INVESTMENT INCOME:
Dividends	$57,062		$—	$138,492		$152,586	$40,317	$120,945	$78,181		$163,289	$97,873	$20,414
Interest	—		27,913	98,238		94,727	30,142	386,874	552		1,227	52,964	54
Foreign tax withholding	(4,223)		—	—		—	—	—	(21)		(12)	—	(45)
Net income from securities lending	1,438		—	—		—	—	26	—		61	—	20
TOTAL INVESTMENT INCOME	54,277		27,913	236,730		247,313	70,459	507,845	78,712		164,565	150,837	20,443
EXPENSES:
Advisory fees	17,810		5,378	85,828		84,001	26,906	375,110	87,998		62,297	44,237	17,394
Management services fees	3,562		1,076	17,165		16,800	5,381	75,022	17,600		12,459	8,847	3,479
Administration and fund accounting fees	2,061		939	10,857		14,481	4,597	51,477	13,290		7,517	8,820	3,302
Distribution and service fees—Service Class	3,035		100	2,371		4,568	1,651	20,875	9,773		9,192	1,684	3,234
Transfer agency fees	764		301	3,277		3,904	1,606	15,598	5,096		2,357	4,412	1,048
Administrative services fees	2,453		1,209	15,020		22,225	5,492	63,057	14,803		8,706	12,369	3,445
Registration and filing fees	15,533		13,545	38,745		28,720	34,592	30,814	36,703		55,993	21,877	15,166
Custody fees	2,032		4,941	1,342		1,961	878	6,712	2,232		2,638	1,306	721
Trustee fees	22		10	108		138	46	548	155		66	103	30
Compliance service fees	11		4	16		102	24	234	49		26	69	15
Licensing fees	—		4,037	2,136		4,409	1,226	9,007	1,426		768	2,771	201
Service fees	51		24	230		389	113	1,252	306		141	246	72
Other fees	1,797		1,374	8,177		9,121	3,565	30,115	9,320		4,852	5,673	2,607
Total Gross Expenses before reductions	49,131		32,938	185,272		190,819	86,077	679,821	198,751		167,012	112,414	50,714
Expenses reduced and reimbursed by the Advisor	(3,815)		(20,061)	(2,270)		—	(20,550)	—	—		(9,968)	(17,576)	(6,197)
Fees paid indirectly	—	(13)		(40)		(78)	(20)	(229)	—		—	(53)	—
TOTAL NET EXPENSES	45,316		12,864	182,962		190,741	65,507	679,592	198,751		157,044	94,785	44,517
NET INVESTMENT INCOME (LOSS)	8,961		15,049	53,768		56,572	4,952	(171,747)	(120,039)		7,521	56,052	(24,074)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	234,825		—	648,980		432,035	368,045	5,435,283	2,134,672		1,441,312	1,004,465	167,004
Net realized gains (losses) on swap agreements	—		—	(909,479)		1,501,453	134,979	(3,349,733)	—		—	2,539,439	—
Net realized gains (losses) on forward currency contracts	—		(44,778)	—		—	—	—	—		—	—	—
Change in net unrealized appreciation/depreciation on investment securities	784,027		—	(792,205)		1,207,853	46,251	(9,244,464)	5,630		(32,885)	1,425,391	85,143
Change in net unrealized appreciation/depreciation on swap agreements	—		—	409,868		(161,886)	127,968	(1,346,178)	—		—	(203,856)	—
Change in net unrealized appreciation/depreciation on forward currency contracts	—		69,776	—		—	—	—	—		—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,018,852		24,998	(642,836)		2,979,455	677,243	(8,505,092)	2,140,302		1,408,427	4,765,439	252,147
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,027,813		$40,047	$(589,068)		$3,036,027	$682,195	$(8,676,839)	$2,020,263		$1,415,948	$4,821,491	$228,073

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 205

204 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Mid-Cap ProFund	Mid-Cap Value ProFund	Nasdaq‑100 ProFund	Oil & Gas Equipment & Services UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Rising Rates Opportunity ProFund	Rising Rates Opportunity 10 ProFund	Rising U.S. Dollar ProFund
	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026
INVESTMENT INCOME:
Dividends	$28,748		$36,790	$289,013	$90,682	$12,494		$329,395		$50,933	$—	$—	$—
Interest	35,285		68	1,217,635	51,530	14,306		370,863		15,303	175,445	10,632	157,695
Foreign tax withholding		(37)	—	(784)	—	—		(30,724)		—	—	—	—
Net income from securities lending	22		10	20	289	69		6		—	—	—	—
TOTAL INVESTMENT INCOME	64,018		36,868	1,505,884	142,501	26,869		669,540		66,236	175,445	10,632	157,695
EXPENSES:
Advisory fees	20,595		17,517	522,764	44,314	13,204		332,738		13,310	33,333	2,077	32,822
Management services fees	4,119		3,503	112,021	8,863	2,641		66,548		2,662	6,666	415	6,564
Administration and fund accounting fees	3,962		6,107	101,387	5,547	1,511		47,779		1,456	4,719	297	4,763
Distribution and service fees—Service Class	8,171		1,820	47,742	1,089	1,845		25,640		1,460	427	130	144
Transfer agency fees	1,714		1,360	36,851	1,875	559		16,148		504	1,634	126	3,281
Administrative services fees	2,385		4,682	133,065	7,043	1,632		58,340		1,757	6,133	348	1,828
Registration and filing fees	16,259		26,698	81,122	15,150	14,721		30,431		24,758	23,106	13,055	14,111
Custody fees	385		2,049	14,491	727	189		5,464		288	710	34	4,261
Trustee fees	34		36	1,097	57	15		461		15	52	3	52
Compliance service fees	16		63	509	32	8		301		7	21	1	25
Licensing fees	320		287	38,519	1,607	407		9,138		442	—	—	20,367
Service fees	78		110	2,453	141	37		1,249		36	114	7	119
Other fees	2,479		4,987	63,475	3,754	1,437		28,847		1,335	3,734	1,079	3,622
Total Gross Expenses before reductions	60,517		69,219	1,155,496	90,199	38,206		623,084		48,030	80,649	17,572	91,959
Expenses reduced and reimbursed by the Advisor	(3,447)		(25,827)	—	—	(4,993)		—		(14,972)	(5,340)	(12,497)	(13,908)
Fees paid indirectly	(19)		—	(498)	(19)	(31)		(1,534)	(8)		(191)	(16)	(10)
TOTAL NET EXPENSES	57,051		43,392	1,154,998	90,180	33,182		621,550		33,050	75,118	5,059	78,041
NET INVESTMENT INCOME (LOSS)	6,967	(6,524)		350,886	52,321	(6,313)		47,990		33,186	100,327	5,573	79,654
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	282,124		182,413	13,994,551	149,924	262,073		520,722		127,773	—	—	—
Net realized gains (losses) on futures contracts	—		—	1,114,874	—	—		—		—	—	—	—
Net realized gains (losses) on swap agreements	26,632		—	5,546,769	2,357,386	548,289		41,194,897		(180,405)	(671,180)	(18,946)	—
Net realized gains (losses) on forward currency contracts	—		—	—	—	—		—		—	—	—	149,981
Change in net unrealized appreciation/depreciation on investment securities	30,735		(4,520)	(4,812,244)	3,395,300	430,282		29,280,214		(155,641)	—	—	—
Change in net unrealized appreciation/depreciation on futures contracts	—		—	(500,022)	—	—		—		—	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	37,718		—	(90,145)	639,004	43,648		(12,699,497)		95,828	475,385	9,512	—
Change in net unrealized appreciation/depreciation on forward currency contracts	—		—	—	—	—		—		—	—	—	(340,537)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	377,209		177,893	15,253,783	6,541,614	1,284,292		58,296,336	(112,445)		(195,795)	(9,434)	(190,556)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$384,176		$171,369	$15,604,669	$6,593,935	$1,277,979		$58,344,326		$(79,259)	$(95,468)	$(3,861)	$(110,902)

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 207

206 :: Statements of Operations :: For the Periods Indicated (unaudited)

Semiconductor UltraSector ProFund	Short Energy ProFund	Short Nasdaq‑100 ProFund	Short Precious Metals ProFund	Short Real Estate ProFund	Short Small-Cap ProFund	Small-Cap Growth ProFund	Small-Cap ProFund	Small-Cap Value ProFund	Technology UltraSector ProFund
Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026
INVESTMENT INCOME:
Dividends	$728,448	$—	$—	$—	$—	$—	$23,527	$21,218	$116,628	$229,739
Interest	2,567,250	17,104	70,202	169,264	14,447	18,461	23	65,834	366	436,311
Foreign tax withholding	(3,647)	—	—	—	—	—	—	(22)	—	(515)
Net income from securities lending	—	—	—	—	—	—	34	434	241	—
TOTAL INVESTMENT INCOME	3,292,051	17,104	70,202	169,264	14,447	18,461	23,584	87,464	117,235	665,535
EXPENSES:
Advisory fees	1,922,080	3,339	13,539	30,445	2,892	3,514	15,752	24,495	46,075	362,028
Management services fees	384,418	668	2,708	6,089	578	703	3,151	4,899	9,215	72,406
Administration and fund accounting fees	286,251	401	2,516	4,063	361	601	4,432	9,409	15,820	53,386
Distribution and service fees—Service Class	80,669	36	788	37	14	78	4,104	4,379	2,171	24,569
Transfer agency fees	80,233	146	943	1,424	114	303	1,494	2,732	5,940	16,016
Administrative services fees	389,222	497	2,614	7,527	428	354	3,315	2,205	20,918	69,838
Registration and filing fees	49,786	15,803	25,926	19,767	15,089	26,682	24,687	17,462	28,883	42,262
Custody fees	37,581	57	326	546	50	93	1,158	545	3,166	6,991
Trustee fees	3,043	4	27	48	4	7	36	45	147	559
Compliance service fees	1,494	2	12	23	1	4	16	26	79	266
Licensing fees	51,527	141	936	611	114	601	317	3,917	178	14,073
Service fees	7,168	10	63	104	9	14	81	107	438	1,324
Other fees	177,620	1,005	2,576	2,866	1,072	2,631	3,320	3,532	7,892	33,982
Recoupment of prior expenses reduced by Advisor	—	—	—	10,000	—	—	—	—	—	—
Total Gross Expenses before reductions	3,471,092	22,109	52,974	83,550	20,726	35,585	61,863	73,753	140,922	697,700
Expenses reduced and reimbursed by the Advisor	—	(14,137)	(20,040)	(11,245)	(13,838)	(27,157)	(20,374)	(11,212)	(29,401)	—
Fees paid indirectly	(1,568)	(13)	(13)	(12)	(10)	(9)	—	(28)	—	(255)
TOTAL NET EXPENSES	3,469,524	7,959	32,921	72,293	6,878	8,419	41,489	62,513	111,521	697,445
NET INVESTMENT INCOME (LOSS)	(177,473)	9,145	37,281	96,971	7,569	10,042	(17,905)	24,951	5,714	(31,910)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	23,378,643	—	—	—	—	—	588,533	(35,453)	2,385,024	462,923
Net realized gains (losses) on futures contracts	—	—	—	—	—	—	—	42,034	—	—
Net realized gains (losses) on swap agreements	60,854,398	(109,927)	(239,819)	(6,820,185)	34,919	(168,312)	—	604,453	—	5,162,741
Change in net unrealized appreciation/depreciation on investment securities	46,711,134	—	—	—	—	—	(171,974)	523,257	444,997	5,937,133
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	—	—	—	—	24,155	—	—
Change in net unrealized appreciation/depreciation on swap agreements	(3,728,809)	(29,298)	35,617	1,321,174	(27,782)	693	—	17,401	—	(1,037,801)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	127,215,366	(139,225)	(204,202)	(5,499,011)	7,137	(167,619)	416,559	1,175,847	2,830,021	10,524,996
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$127,037,893	$(130,080)	$(166,921)	$(5,402,040)	$14,706	$(157,577)	$398,654	$1,200,798	$2,835,735	$10,493,086

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 209

208 :: Statements of Operations :: For the Periods Indicated (unaudited)

UltraBear ProFund	UltraBull ProFund	UltraChina ProFund	UltraDow 30 ProFund	UltraEmerging Markets ProFund	UltraInternational ProFund	UltraJapan ProFund	UltraLatin America ProFund	UltraMid-Cap ProFund	UltraNasdaq‑100 ProFund
Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026
INVESTMENT INCOME:
Dividends	$—	$871,416	$67,321	$257,001	$85,358	$—	$—	$322,739	$188,546	$3,349,508
Non-cash dividends	—	—	—	—	18,106	—	—	59,472	—	—
Interest	137,822	990,741	108,368	200,923	35,851	118,019	469,961	25,372	174,451	6,738,151
Foreign tax withholding	—	(184)	(441)	—	(11,218)	—	—	(21,518)	(137)	(9,897)
Net income from securities lending	—	1,228	21,181	—	11,782	—	—	3,738	189	409
TOTAL INVESTMENT INCOME	137,822	1,863,201	196,429	457,924	139,879	118,019	469,961	389,803	363,049	10,078,171
EXPENSES:
Advisory fees	26,370	710,351	112,159	156,018	47,827	23,104	114,726	37,716	127,625	5,045,116
Management services fees	5,274	142,071	22,432	31,204	9,565	4,621	19,121	7,543	25,525	1,009,028
Administration and fund accounting fees	6,859	104,147	17,973	22,464	7,869	3,812	16,529	5,574	20,959	667,476
Distribution and service fees—Service Class	149	12,456	4,582	8,488	1,671	1,312	1,548	1,265	6,420	117,789
Transfer agency fees	2,527	34,212	5,932	8,195	3,140	1,298	6,535	3,345	6,543	234,935
Administrative services fees	6,931	117,789	22,932	27,056	8,968	5,183	16,209	3,346	26,294	847,098
Registration and filing fees	27,063	57,223	17,080	18,718	17,647	17,093	15,733	15,780	15,645	216,979
Custody fees	698	16,753	11,178	3,020	6,747	503	1,745	20,727	2,605	112,053
Trustee fees	64	1,152	190	242	80	41	167	59	216	7,298
Compliance service fees	31	569	86	119	39	21	86	32	104	3,853
Service fees	155	2,535	436	561	197	98	391	144	501	16,422
Other fees	5,764	74,058	11,770	20,757	5,562	2,815	10,210	3,887	14,038	675,999
Recoupment of prior expenses reduced by Advisor	—	—	—	—	9,061	—	—	20,446	—	—
Total Gross Expenses before reductions	81,885	1,273,316	226,750	296,842	118,373	59,901	203,000	119,864	246,475	8,954,046
Expenses reduced and reimbursed by the Advisor	(19,132)	—	(21,046)	—	(3,020)	(3,734)	—	(29,032)	—	—
Fees paid indirectly	(18)	(391)	(184)	(77)	(19)	(20)	(432)	(54)	(56)	(5,142)
TOTAL NET EXPENSES	62,735	1,272,925	205,520	296,765	115,334	56,147	202,568	90,778	246,419	8,948,904
NET INVESTMENT INCOME (LOSS)	75,087	590,276	(9,091)	161,159	24,545	61,872	267,393	299,025	116,630	1,129,267
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	(938,661)	(196,241)	9,429	46,754	—	—	56,701	459,045	21,532,717
Net realized gains (losses) on futures contracts	(73,856)	3,067,086	—	165,017	—	—	11,416,470	—	244,340	9,224,940
Net realized gains (losses) on swap agreements	(1,191,388)	10,864,878	817,028	3,164,344	2,542,486	1,513,910	99,323	4,608,598	1,992,434	122,776,452
Change in net unrealized appreciation/depreciation on investment securities	—	11,418,114	1,471,016	3,128,531	1,498,541	—	—	2,881,596	1,621,678	67,543,451
Change in net unrealized appreciation/depreciation on futures contracts	25,989	(1,163,640)	—	(20,985)	—	—	404,224	—	(12,153)	(5,099,759)
Change in net unrealized appreciation/depreciation on swap agreements	(38,990)	326,663	124,426	638,024	(508,870)	73,695	3,674	(505,633)	214,458	(12,647,811)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,278,245)	23,574,440	2,216,229	7,084,360	3,578,911	1,587,605	11,923,691	7,041,262	4,519,802	203,329,990
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,203,158)	$24,164,716	$2,207,138	$7,245,519	$3,603,456	$1,649,477	$12,191,084	$7,340,287	$4,636,432	$204,459,257

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 211

210 :: Statements of Operations :: For the Periods Indicated (unaudited)

UltraShort China ProFund	UltraShort Dow 30 ProFund	UltraShort Emerging Markets ProFund	UltraShort International ProFund	UltraShort Japan ProFund	UltraShort Latin America ProFund	UltraShort Mid-Cap ProFund	UltraShort Nasdaq‑100 ProFund	UltraShort Small-Cap ProFund	UltraSmall-Cap ProFund
Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026	Six Months Ended January 31, 2026
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—	$—	$—	$—	$273,629
Interest	40,424	23,923	12,954	44,458	26,695	14,794	9,678	269,054	81,977	318,713
Foreign tax withholding	—	—	—	—	—	—	—	—	—	(311)
TOTAL INVESTMENT INCOME	40,424	23,923	12,954	44,458	26,695	14,794	9,678	269,054	81,977	592,031
EXPENSES:
Advisory fees	7,529	4,641	2,518	8,537	6,427	2,793	1,903	51,860	15,476	214,351
Management services fees	1,506	928	504	1,708	1,071	558	381	10,372	3,095	42,870
Administration and fund accounting fees	1,315	77	585	1,168	959	140	285	11,732	2,316	33,226
Distribution and service fees—Service Class	26	39	27	18	5	18	5	192	17	3,293
Transfer agency fees	602	24	231	316	261	55	132	3,604	749	9,163
Administrative services fees	1,170	89	697	1,788	1,290	170	259	12,890	2,610	41,005
Registration and filing fees	15,070	15,687	14,748	16,243	14,849	13,844	13,913	32,020	17,493	25,058
Custody fees	188	14	70	152	114	26	47	1,367	486	3,979
Trustee fees	14	1	6	12	10	2	3	122	24	313
Compliance service fees	6	—	5	6	5	1	1	49	10	180
Licensing fees	155	18	205	—	—	20	28	4,157	1,982	27,630
Service fees	33	2	13	31	22	4	7	272	52	722
Other fees	1,642	134	2,133	1,289	1,492	274	1,065	7,178	2,203	18,641
Total Gross Expenses before reductions	29,256	21,654	21,742	31,268	26,505	17,905	18,029	135,815	46,513	420,431
Expenses reduced and reimbursed by the Advisor	(11,314)	(10,596)	(15,721)	(10,980)	(13,748)	(11,247)	(13,500)	(12,480)	(9,735)	—
Fees paid indirectly	(48)	(5)	(17)	(9)	(41)	(12)	(6)	(62)	(32)	(187)
TOTAL NET EXPENSES	17,894	11,053	6,004	20,279	12,716	6,646	4,523	123,273	36,746	420,244
NET INVESTMENT INCOME (LOSS)	22,530	12,870	6,950	24,179	13,979	8,148	5,155	145,781	45,231	171,787
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—	—	—	—	—	—	(33,291)
Net realized gains (losses) on futures contracts	—	—	—	—	(783,664)	—	—	(269,951)	(52,360)	753,548
Net realized gains (losses) on swap agreements	(513,624)	(176,193)	(231,345)	(673,701)	(139,880)	(526,806)	(119,107)	(2,535,486)	(1,204,121)	8,650,277
Change in net unrealized appreciation/depreciation on investment securities	—	—	—	—	—	—	—	—	—	6,407,663
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	—	52,600	—	—	124,656	2,413	169,853
Change in net unrealized appreciation/depreciation on swap agreements	33,556	(44,141)	6,956	9,714	(5,633)	202,800	(6,301)	207,491	(19,743)	(245,830)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(480,068)	(220,334)	(224,389)	(663,987)	(876,577)	(324,006)	(125,408)	(2,473,290)	(1,273,811)	15,702,220
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(457,538)	$(207,464)	$(217,439)	$(639,808)	$(862,598)	$(315,858)	$(120,253)	$(2,327,509)	$(1,228,580)	$15,874,007

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

212 :: Statements of Operations :: For the Periods Indicated (unaudited)

U.S. Government Plus ProFund	Utilities UltraSector ProFund
Six Months Ended January 31, 2026	Six Months Ended January 31, 2026
INVESTMENT INCOME:
Dividends	$—	$286,955
Interest	113,509	104,087
TOTAL INVESTMENT INCOME	113,509	391,042
EXPENSES:
Advisory fees	14,404	91,132
Management services fees	4,321	18,226
Administration and fund accounting fees	4,159	10,498
Distribution and service fees—Service Class	5,220	1,808
Transfer agency fees	1,824	2,796
Administrative services fees	4,368	15,792
Registration and filing fees	28,495	35,791
Custody fees	505	1,517
Trustee fees	47	115
Compliance service fees	20	40
Service fees	100	243
Other fees	2,694	10,304
Recoupment of prior expenses reduced by Advisor	—	12,129
Total Gross Expenses before reductions	66,157	200,391
Expenses reduced and reimbursed by the Advisor	(11,925)	—
Fees paid indirectly	(41)	(70)
TOTAL NET EXPENSES	54,191	200,321
NET INVESTMENT INCOME (LOSS)	59,318	190,721
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	(34,978)
Net realized gains (losses) on swap agreements	48,002	112,212
Change in net unrealized appreciation/depreciation on investment securities	—	336
Change in net unrealized appreciation/depreciation on swap agreements	(177,180)	(60,149)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(129,178)	17,421
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(69,860)	$208,142

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

Statements of
Changes in Net Assets

For the Periods Indicated :: Statements of Changes in Net Assets :: 215

214 :: Statements of Changes in Net Assets :: For the Periods Indicated

Access Flex Bear High Yield ProFund	Access Flex High Yield ProFund	Banks UltraSector ProFund	Bear ProFund	Biotechnology UltraSector ProFund
Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$5,296	$4,269	$166,809	$360,235	$50,711	$229,578	$81,058	$332,541	$(209,374)	$(240,073)
Net realized gains (losses) on investments	(68,869)	(73,421)	289,717	458,095	818,495	494,636	(231,823)	(2,552,135)	27,185,068	(15,925,608)
Change in unrealized appreciation/depreciation on investments	(8,226)	13,524	35,418	(190,024)	614,924	(680,817)	(288,604)	378,982	19,548,167	(9,213,376)
Change in net assets resulting from operations	(71,799)	(55,628)	491,944	628,306	1,484,130	43,397	(439,369)	(1,840,612)	46,523,861	(25,379,057)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	(166,211)	(472,168)	(114,122)	(248,980)	(263,810)	(320,726)	(641,469)	(18,763,367)
Service Class	—	—	(11,946)	(86,960)	(1,940)	(3,137)	(12,346)	(24,204)	(1,799)	(798,586)
Change in net assets resulting from distributions	—	—	(178,157)	(559,128)	(116,062)	(252,117)	(276,156)	(344,930)	(643,268)	(19,561,953)
Change in net assets resulting from capital transactions	(3,011,019)	3,263,691	(4,779,501)	6,789,017	(183,974)	(4,334,718)	(36,434,362)	40,954,698	67,853,078	(1,353,356)
Change in net assets	(3,082,818)	3,208,063	(4,465,714)	6,858,195	1,184,094	(4,543,438)	(37,149,887)	38,769,156	113,733,671	(46,294,366)
NET ASSETS:
Beginning of period	3,601,031	392,968	18,115,157	11,256,962	7,621,668	12,165,106	43,851,023	5,081,867	62,519,571	108,813,937
End of period	$518,213	$3,601,031	$13,649,443	$18,115,157	$8,805,762	$7,621,668	$6,701,136	$43,851,023	$176,253,242	$62,519,571
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$6,660,378	$12,574,982	$16,790,556	$71,717,958	$19,592,379	$70,700,602	$22,486,599	$312,113,963	$133,657,523	$33,200,990
Distributions reinvested	—	—	165,786	471,155	113,320	240,994	234,985	261,751	636,994	18,543,194
Value of shares redeemed	(9,671,397)	(9,297,901)	(20,841,250)	(65,941,746)	(19,786,805)	(75,151,443)	(59,169,006)	(271,435,295)	(66,539,648)	(53,640,527)
Service Class
Proceeds from shares issued	—	—	1,861,493	1,359,321	4,135,539	7,156,354	391,589	1,040,875	9,603,306	6,311,103
Distributions reinvested	—	—	11,946	86,960	1,940	3,137	12,346	24,204	1,744	794,036
Value of shares redeemed	—	(13,390)	(2,768,032)	(904,631)	(4,240,347)	(7,284,362)	(390,875)	(1,050,800)	(9,506,841)	(6,562,152)
Change in net assets resulting from capital transactions	$(3,011,019)	$3,263,691	$(4,779,501)	$6,789,017	$(183,974)	$(4,334,718)	$(36,434,362)	$40,954,698	$67,853,078	$(1,353,356)
SHARE TRANSACTIONS:
Investor Class
Issued	238,959	442,762	543,162	2,370,855	299,242	1,169,796	2,339,477	28,172,433	2,097,942	654,498
Reinvested	—	—	5,344	15,554	1,690	4,009	25,896	24,125	9,475	396,910
Redeemed	(348,318)	(327,427)	(673,829)	(2,182,436)	(302,119)	(1,251,504)	(5,964,837)	(24,273,291)	(1,108,382)	(1,080,977)
Service Class
Issued	—	—	59,886	44,639	71,707	130,707	46,074	102,269	317,008	229,119
Reinvested	—	—	384	2,878	32	58	1,524	2,488	49	32,623
Redeemed	—	(557)	(89,473)	(29,643)	(72,692)	(133,598)	(45,958)	(104,105)	(315,149)	(240,156)
Change in shares	(109,359)	114,778	(154,526)	221,847	(2,140)	(80,532)	(3,597,824)	3,923,919	1,000,943	(7,983)

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 217

216 :: Statements of Changes in Net Assets :: For the Periods Indicated

Bull ProFund	Communication Services UltraSector ProFund	Consumer Discretionary UltraSector ProFund	Consumer Staples UltraSector ProFund	Energy UltraSector ProFund
Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$168,336	$289,820	$31,037	$33,820	$(24,180)	$48,434	$22,884	$43,847	$163,330	$430,345
Net realized gains (losses) on investments	2,866,051	3,205,195	729,938	2,892,030	2,012,638	(2,929,508)	183,901	40,182	2,616,059	(10,482,071)
Change in unrealized appreciation/depreciation on investments	2,683,454	3,681,622	3,735,908	1,237,847	2,201,555	2,565	274,121	(66,791)	1,308,500	(4,892,295)
Change in net assets resulting from operations	5,717,841	7,176,637	4,496,883	4,163,697	4,190,013	(2,878,509)	480,906	17,238	4,087,889	(14,944,021)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(1,339,799)	(619,800)	(472,178)	(28,084)	—	(41,781)	(41,121)	(46,862)	(386,851)	(567,697)
Service Class	(193,719)	(45,317)	(12,935)	(56)	—	—	—	(1,018)	(12,594)	(20,946)
Change in net assets resulting from distributions	(1,533,518)	(665,117)	(485,113)	(28,140)	—	(41,781)	(41,121)	(47,880)	(399,445)	(588,643)
Change in net assets resulting from capital transactions	(4,735,681)	(2,964,501)	1,785,469	16,771,524	(28,775,482)	2,611,884	4,193,354	445,535	(3,328,654)	8,291,381
Change in net assets	(551,358)	3,547,019	5,797,239	20,907,081	(24,585,469)	(308,406)	4,633,139	414,893	359,790	(7,241,283)
NET ASSETS:
Beginning of period	54,777,519	51,230,500	30,407,337	9,500,256	50,782,151	51,090,557	3,775,392	3,360,499	17,639,833	24,881,116
End of period	$54,226,161	$54,777,519	$36,204,576	$30,407,337	$26,196,682	$50,782,151	$8,408,531	$3,775,392	$17,999,623	$17,639,833
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$228,348,498	$484,340,221	$114,613,331	$167,088,573	$101,034,212	$173,823,366	$56,350,399	$46,228,781	$90,821,368	$162,712,236
Distributions reinvested	1,331,735	615,326	470,750	28,016	—	41,431	40,972	46,418	384,007	564,506
Value of shares redeemed	(234,217,720)	(484,583,255)	(113,776,730)	(150,391,970)	(129,706,093)	(171,382,282)	(52,496,164)	(45,837,383)	(94,380,645)	(154,666,921)
Service Class
Proceeds from shares issued	90,725,106	103,509,547	7,993,179	9,432,722	392,093	5,341,025	8,487,134	5,008,347	1,800,557	9,956,466
Distributions reinvested	193,718	45,317	9,266	24	—	—	—	1,018	12,594	20,946
Value of shares redeemed	(91,117,018)	(106,891,657)	(7,524,327)	(9,385,841)	(495,694)	(5,211,656)	(8,188,987)	(5,001,646)	(1,966,535)	(10,295,852)
Change in net assets resulting from capital transactions	$(4,735,681)	$(2,964,501)	$1,785,469	$16,771,524	$(28,775,482)	$2,611,884	$4,193,354	$445,535	$(3,328,654)	$8,291,381
SHARE TRANSACTIONS:
Investor Class
Issued	2,805,308	6,675,661	1,970,529	3,443,715	(a)	1,298,238	2,546,404	753,453	597,233	2,182,060	3,881,406
Reinvested	16,206	8,356	8,022	595	(a)	—	556	572	628	9,468	14,335
Redeemed	(2,872,692)	(6,685,216)	(1,964,525)	(3,112,729	)(a)	(1,685,362)	(2,708,260)	(702,537)	(592,362)	(2,263,428)	(3,983,084)
Service Class
Issued	1,487,323	1,918,475	174,582	256,524	(a)	6,486	99,065	133,333	74,938	51,817	294,900
Reinvested	3,156	813	204	1	(a)	—	—	—	16	367	626
Redeemed	(1,495,716)	(1,967,307)	(164,713)	(255,887	)(a)	(8,241)	(96,709)	(128,000)	(74,942)	(56,235)	(303,555)
Change in shares	(56,415)	(49,218)	24,099	332,219	(388,879)	(158,944)	56,821	5,511	(75,951)	(95,372)
(a)
As described in the accompanying notes to financial statements, share amounts have been adjusted for 4:1 share split that occurred on October 14, 2024.

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 219

218 :: Statements of Changes in Net Assets :: For the Periods Indicated

Europe 30 ProFund	Falling U.S. Dollar ProFund	Financials UltraSector ProFund	Health Care UltraSector ProFund	Industrials UltraSector ProFund
Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$8,961	$45,155	$15,049	$46,168	$53,768	$164,415	$56,572	$82,491	$4,952	$20,083
Net realized gains (losses) on investments	234,825	(6,545)	(44,778)	156,184	(260,499)	2,608,374	1,933,488	264,059	503,024	1,493,158
Change in unrealized appreciation/depreciation on investments	784,027	135,271	69,776	(58,347)	(382,337)	(572,817)	1,045,967	(3,439,631)	174,219	603,029
Change in net assets resulting from operations	1,027,813	173,881	40,047	144,005	(589,068)	2,199,972	3,036,027	(3,093,081)	682,195	2,116,270
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(74,239)	—	(44,856)	(41,147)	—	(670,277)	(71,845)	(119,414)	(86,100)	(213,011)
Service Class	(4,783)	—	(23)	(66)	—	(15,041)	—	—	(4,340)	(10,521)
Change in net assets resulting from distributions	(79,022)	—	(44,879)	(41,213)	—	(685,318)	(71,845)	(119,414)	(90,440)	(223,532)
Change in net assets resulting from capital transactions	396,577	(121,235)	302,926	154,620	(26,920,097)	(312,223)	25,423,004	(2,139,109)	3,421,919	(816,281)
Change in net assets	1,345,368	52,646	298,094	257,412	(27,509,165)	1,202,431	28,387,186	(5,351,604)	4,013,674	1,076,457
NET ASSETS:
Beginning of period	4,266,804	4,214,158	1,404,853	1,147,441	35,668,006	34,465,575	9,652,048	15,003,652	7,384,613	6,308,156
End of period	$5,612,172	$4,266,804	$1,702,947	$1,404,853	$8,158,841	$35,668,006	$38,039,234	$9,652,048	$11,398,287	$7,384,613
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$14,729,014	$19,427,468	$5,062,017	$20,354,156	$121,465,668	$173,866,470	$118,224,442	$42,007,220	$93,369,887	$80,879,559
Distributions reinvested	74,114	—	44,632	40,662	—	655,901	71,500	117,990	86,075	212,891
Value of shares redeemed	(14,590,326)	(19,534,889)	(4,805,677)	(20,237,710)	(148,698,460)	(174,502,477)	(92,648,113)	(44,092,608)	(90,358,686)	(81,867,148)
Service Class
Proceeds from shares issued	2,839,923	5,696,369	191,566	390,994	2,165,343	11,013,315	6,989,269	7,063,263	2,464,401	6,356,013
Distributions reinvested	4,783	—	23	66	—	15,041	—	—	4,340	10,521
Value of shares redeemed	(2,660,931)	(5,710,183)	(189,635)	(393,548)	(1,852,648)	(11,360,473)	(7,214,094)	(7,234,974)	(2,144,098)	(6,408,117)
Change in net assets resulting from capital transactions	$396,577	$(121,235)	$302,926	$154,620	$(26,920,097)	$(312,223)	$25,423,004	$(2,139,109)	$3,421,919	$(816,281)
SHARE TRANSACTIONS:
Investor Class
Issued	779,441	1,177,003	363,025	1,485,160	2,582,819	4,071,721	1,094,372	395,918	1,200,207	1,156,171
Reinvested	4,228	—	3,255	3,194	—	15,593	625	1,204	1,113	3,294
Redeemed	(774,473)	(1,190,577)	(345,349)	(1,468,979)	(3,194,295)	(4,229,063)	(865,339)	(418,903)	(1,166,038)	(1,161,833)
Service Class
Issued	132,526	312,401	15,203	31,943	57,165	324,512	85,840	89,003	37,541	110,281
Reinvested	250	—	2	6	—	445	—	—	69	197
Redeemed	(123,133)	(313,239)	(15,058)	(32,166)	(48,930)	(335,037)	(88,067)	(91,328)	(32,896)	(110,952)
Change in shares	18,839	(14,412)	21,078	19,158	(603,241)	(151,829)	227,431	(24,106)	39,996	(2,842)

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 221

220 :: Statements of Changes in Net Assets :: For the Periods Indicated

Internet UltraSector ProFund	Large-Cap Growth ProFund	Large-Cap Value ProFund	Materials UltraSector ProFund	Mid-Cap Growth ProFund
Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(171,747)	$(303,847)	$(120,039)	$(324,788)	$7,521	$(25,955)	$56,052	$28,558	$(24,074)	$(43,286)
Net realized gains (losses) on investments	2,085,550	(3,046,577)	2,134,672	13,111,836	1,441,312	5,695,016	3,543,904	234,528	167,004	60,046
Change in unrealized appreciation/depreciation on investments	(10,590,642)	18,882,340	5,630	900,899	(32,885)	(646,747)	1,221,535	(1,017,802)	85,143	(11,898)
Change in net assets resulting from operations	(8,676,839)	15,531,916	2,020,263	13,687,947	1,415,948	5,022,314	4,821,491	(754,716)	228,073	4,862
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	(256,028)	—	(134,242)	(87,491)	(60,349)	(33,718)	(122,110)	(29,180)
Service Class	—	—	(39,021)	—	(88,883)	(28,631)	(12,862)	—	(28,280)	(5,673)
Change in net assets resulting from distributions	—	—	(295,049)	—	(223,125)	(116,122)	(73,211)	(33,718)	(150,390)	(34,853)
Change in net assets resulting from capital transactions	(14,499,748)	12,787,388	(9,109,320)	(10,077,545)	(695,874)	(7,507,489)	25,603,854	(1,144,476)	196,459	(1,368,698)
Change in net assets	(23,176,587)	28,319,304	(7,384,106)	3,610,402	496,949	(2,601,297)	30,352,134	(1,932,910)	274,142	(1,398,689)
NET ASSETS:
Beginning of period	106,428,025	78,108,721	26,634,739	23,024,337	4,573,676	7,174,973	3,438,906	5,371,816	4,250,095	5,648,784
End of period	$83,251,438	$106,428,025	$19,250,633	$26,634,739	$5,070,625	$4,573,676	$33,791,040	$3,438,906	$4,524,237	$4,250,095
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$10,430,704	$161,794,421	$79,103,624	$400,175,653	$147,680,436	$381,522,254	$72,899,133	$45,414,158	$6,437,876	$19,796,902
Distributions reinvested	—	—	255,181	—	134,013	85,358	60,074	33,609	120,393	28,737
Value of shares redeemed	(23,970,145)	(148,904,359)	(88,632,496)	(409,777,674)	(148,546,555)	(388,471,469)	(47,313,478)	(46,560,655)	(6,324,238)	(21,147,849)
Service Class
Proceeds from shares issued	3,933,806	9,398,793	323,537	1,031,541	1,145,594	3,008,104	2,825,704	5,590,752	17,964	285,116
Distributions reinvested	—	—	39,021	—	88,882	28,631	12,860	—	28,280	5,673
Value of shares redeemed	(4,894,113)	(9,501,467)	(198,187)	(1,507,065)	(1,198,244)	(3,680,367)	(2,880,439)	(5,622,340)	(83,816)	(337,277)
Change in net assets resulting from capital transactions	$(14,499,748)	$12,787,388	$(9,109,320)	$(10,077,545)	$(695,874)	$(7,507,489)	$25,603,854	$(1,144,476)	$196,459	$(1,368,698)
SHARE TRANSACTIONS:
Investor Class
Issued	162,428	2,763,634	1,524,678	8,721,242	(a)	1,276,060	3,675,837	688,406	411,236	56,630	184,857
Reinvested	—	—	4,748	—	1,183	794	549	333	1,098	269
Redeemed	(380,548)	(2,950,337)	(1,701,981)	(8,742,953	)(a)	(1,275,374)	(3,695,002)	(444,381)	(423,727)	(56,491)	(197,352)
Service Class
Issued	98,301	264,424	7,898	29,118	(a)	11,775	33,236	30,949	62,036	227	3,793
Reinvested	—	—	953	—	929	310	138	—	365	73
Redeemed	(122,779)	(271,126)	(4,833)	(44,811	)(a)	(12,258)	(40,880)	(31,427)	(62,997)	(1,050)	(4,378)
Change in shares	(242,598)	(193,405)	(168,537)	(37,404)	2,315	(25,705)	244,234	(13,119)	779	(12,738)
(a)
As described in the accompanying notes to financial statements, share amounts have been adjusted for 4:1 share split that occurred on October 14, 2024.

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 223

222 :: Statements of Changes in Net Assets :: For the Periods Indicated

Mid-Cap ProFund	Mid-Cap Value ProFund	Nasdaq‑100 ProFund	Oil & Gas Equipment & Services UltraSector ProFund	Pharmaceuticals UltraSector ProFund
Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$6,967	$24,966	$(6,524)	$(12,733)	$350,886	$755,698	$52,321	$97,146	$(6,313)	$9,201
Net realized gains (losses) on investments	308,756	66,978	182,413	(672,932)	20,656,194	17,080,673	2,507,310	(2,742,379)	810,362	(23,011)
Change in unrealized appreciation/depreciation on investments	68,453	(782,168)	(4,520)	(163,657)	(5,402,411)	6,607,921	4,034,304	(4,729,344)	473,930	(272,966)
Change in net assets resulting from operations	384,176	(690,224)	171,369	(849,322)	15,604,669	24,444,292	6,593,935	(7,374,577)	1,277,979	(286,776)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(16,285)	(56,471)	(30,569)	(1,829)	(2,174,276)	(830,816)	(102,497)	(61,433)	(32,305)	(24,996)
Service Class	(4,648)	(3,144)	—	—	(133,801)	(34,052)	—	—	—	—
Change in net assets resulting from distributions	(20,933)	(59,615)	(30,569)	(1,829)	(2,308,077)	(864,868)	(102,497)	(61,433)	(32,305)	(24,996)
Change in net assets resulting from capital transactions	1,260,065	(2,151,924)	62,870	(1,656,372)	(12,807,173)	(31,983,060)	1,794,803	3,515,115	271,350	(309,208)
Change in net assets	1,623,308	(2,901,763)	203,670	(2,507,523)	489,419	(8,403,636)	8,286,241	(3,920,895)	1,517,024	(620,980)
NET ASSETS:
Beginning of period	7,616,569	10,518,332	2,041,132	4,548,655	127,759,634	136,163,270	10,654,049	14,574,944	2,385,225	3,006,205
End of period	$9,239,877	$7,616,569	$2,244,802	$2,041,132	$128,249,053	$127,759,634	$18,940,290	$10,654,049	$3,902,249	$2,385,225
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$12,972,982	$25,614,648	$52,496,532	$69,024,951	$913,510,314	$1,746,902,037	$32,612,760	$53,808,708	$16,204,513	$18,349,623
Distributions reinvested	16,240	55,623	30,567	1,829	2,079,540	787,407	98,963	59,093	31,937	24,546
Value of shares redeemed	(11,967,403)	(27,212,320)	(52,433,836)	(70,508,827)	(927,392,086)	(1,777,818,457)	(31,335,670)	(50,436,103)	(15,865,571)	(18,573,714)
Service Class
Proceeds from shares issued	30,404,103	59,612,855	10,760	1,701,813	47,515,015	43,065,459	8,002,309	9,689,096	9,242,656	4,593,153
Distributions reinvested	4,648	1,543	—	—	133,728	34,052	—	—	—	—
Value of shares redeemed	(30,170,505)	(60,224,273)	(41,153)	(1,876,138)	(48,653,684)	(44,953,558)	(7,583,560)	9,605,679	(9,342,185)	(4,702,816)
Change in net assets resulting from capital transactions	$1,260,065	$(2,151,924)	$62,870	$(1,656,372)	$(12,807,173)	$(31,983,060)	$1,794,803	$3,515,115	$271,350	$(309,208)
SHARE TRANSACTIONS:
Investor Class
Issued	99,744	205,249	430,174	589,713	17,678,550	40,313,714	(a)	392,272	715,965	532,380	738,975
Reinvested	123	449	253	16	39,629	17,584	(a)	1,159	680	917	995
Redeemed	(92,532)	(221,009)	(430,123)	(610,911)	(17,876,690)	(40,920,315	)(a)	(394,750)	(667,639)	(523,040)	(748,035)
Service Class
Issued	301,967	621,279	113	18,895	1,214,386	1,308,980	(a)	111,115	146,175	373,553	238,443
Reinvested	46	16	—	—	3,355	988	(a)	—	—	—	—
Redeemed	(302,206)	(631,391)	(445)	(20,993)	(1,235,537)	(1,379,985	)(a)	(105,790)	(145,242)	(374,548)	(242,302)
Change in shares	7,142	(25,407)	(28)	(23,280)	(176,307)	(659,034)	4,006	49,939	9,262	(11,924)
(a)
As described in the accompanying notes to financial statements, share amounts have been adjusted for 4:1 share split that occurred on October 14, 2024.

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 225

224 :: Statements of Changes in Net Assets :: For the Periods Indicated

Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Rising Rates Opportunity ProFund	Rising Rates Opportunity 10 ProFund	Rising U.S. Dollar ProFund
Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$47,990	$155,989	$33,186	$93,322	$100,327	$238,726	$5,573	$20,206	$79,654	$210,070
Net realized gains (losses) on investments	41,715,619	8,671,860	(52,632)	749,582	(671,180)	444,842	(18,946)	(13,891)	149,981	(573,260)
Change in unrealized appreciation/depreciation on investments	16,580,717	5,323,131	(59,813)	(349,155)	475,385	(133,515)	9,512	20,614	(340,537)	298,855
Change in net assets resulting from operations	58,344,326	14,150,980	(79,259)	493,749	(95,468)	550,053	(3,861)	26,929	(110,902)	(64,335)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(390,644)	(357,349)	(23,071)	(119,422)	(241,987)	(406,651)	(17,303)	(49,151)	(191,758)	(293,747)
Service Class	—	(13,503)	(941)	(4,727)	(2,023)	—	—	(3,119)	(284)	(764)
Change in net assets resulting from distributions	(390,644)	(370,852)	(24,012)	(124,149)	(244,010)	(406,651)	(17,303)	(52,270)	(192,042)	(294,511)
Change in net assets resulting from capital transactions	32,956,676	(4,331,324)	54,191	(2,509,161)	1,084,359	386,040	(42,072)	(1,348,931)	1,289,680	(1,066,941)
Change in net assets	90,910,358	9,448,804	(49,080)	(2,139,561)	744,881	529,442	(63,236)	(1,374,272)	986,736	(1,425,787)
NET ASSETS:
Beginning of period	38,480,195	29,031,391	3,260,882	5,400,443	9,558,120	9,028,678	592,810	1,967,082	8,415,469	9,841,256
End of period	$129,390,553	$38,480,195	$3,211,802	$3,260,882	$10,303,001	$9,558,120	$529,574	$592,810	$9,402,205	$8,415,469
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$344,405,572	$248,774,581	$47,587,342	$71,213,938	$92,255,729	$149,113,415	$169,665	$1,741,474	$16,126,527	$27,775,108
Distributions reinvested	387,213	352,688	21,750	118,600	239,230	393,665	17,297	48,839	184,710	286,821
Value of shares redeemed	(312,024,075)	(253,335,370)	(47,739,682)	(73,863,286)	(91,392,013)	(149,059,464)	(208,344)	(3,032,455)	(15,021,528)	(29,103,136)
Service Class
Proceeds from shares issued	14,625,739	21,425,822	6,031,477	7,152,127	181,799	525,243	20,098	353,522	379,060	913,649
Distributions reinvested	—	13,136	941	4,727	1,961	—	—	3,119	284	764
Value of shares redeemed	(14,437,773)	(21,562,181)	(5,847,637)	(7,135,267)	(202,347)	(586,819)	(40,788)	(463,430)	(379,373)	(940,147)
Change in net assets resulting from capital transactions	$32,956,676	$(4,331,324)	$54,191	$(2,509,161)	$1,084,359	$386,040	$(42,072)	$(1,348,931)	$1,289,680	$(1,066,941)
SHARE TRANSACTIONS:
Investor Class
Issued	2,291,207	3,700,641	1,142,865	1,617,951	2,196,438	3,581,242	11,634	115,135	550,809	914,041
Reinvested	2,218	7,679	544	2,767	5,826	9,311	1,226	3,262	6,418	9,155
Redeemed	(2,089,319)	(3,755,567)	(1,148,597)	(1,669,850)	(2,176,622)	(3,591,303)	(14,310)	(202,755)	(512,819)	(960,509)
Service Class
Issued	118,856	401,008	158,804	178,940	4,679	13,712	1,464	25,406	15,259	35,531
Reinvested	—	343	26	126	51	—	—	223	12	29
Redeemed	(119,496)	(407,211)	(153,764)	(178,489)	(5,210)	(15,311)	(3,002)	(33,193)	(15,268)	(36,546)
Change in shares	203,466	(53,107)	(122)	(48,555)	25,162	(2,349)	(2,988)	(91,922)	44,411	(38,299)

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 227

226 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Semiconductor UltraSector ProFund		Short Energy ProFund			Short Nasdaq‑100 ProFund		Short Precious Metals ProFund		Short Real Estate ProFund
	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(177,473)	$808,192		$9,145		$20,996	$37,281	$109,421	$96,971	$134,840	$7,569	$27,130
Net realized gains (losses) on investments	84,233,041	73,019,933		(109,927)		17,490	(239,819)	(2,082,988)	(6,820,185)	(849,158)	34,919	(51,337)
Change in unrealized appreciation/depreciation on investments	42,982,325	43,011,538		(29,298)		18,327	35,617	31,340	1,321,174	370,891	(27,782)	34,429
Change in net assets resulting from operations	127,037,893	116,839,663		(130,080)		56,813	(166,921)	(1,942,227)	(5,402,040)	(343,427)	14,706	10,222
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(57,971,912)	(46,697,717)		(21,516)		(17,820)	(83,160)	(168,026)	(152,812)	(148,680)	(21,518)	(59,300)
Service Class	(2,777,116)	(2,176,451)		(112)	(1,890)		(3,444)	(9,548)	(292)	(824)	—	(1,180)
Change in net assets resulting from distributions	(60,749,028)	(48,874,168)		(21,628)	(19,710)		(86,604)	(177,574)	(153,104)	(149,504)	(21,518)	(60,480)
Change in net assets resulting from capital transactions	33,268,316	(10,368,676)		(501,677)		734,205	1,264,172	2,405,843	9,033,485	11,648,447	(142,113)	(396,280)
Change in net assets	99,557,181	57,596,819		(653,385)		771,308	1,010,647	286,042	3,478,341	11,155,516	(148,925)	(446,538)
NET ASSETS:
Beginning of period	452,997,932	395,401,113		1,272,167		500,859	2,250,403	1,964,361	12,564,696	1,409,180	712,538	1,159,076
End of period	$552,555,113	$452,997,932		$618,782		$1,272,167	$3,261,050	$2,250,403	$16,043,037	$12,564,696	$563,613	$712,538
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$405,011,979	$718,509,448		$9,984,620		$21,402,833	$34,010,420	$287,634,519 (a)	$109,775,086	$150,866,628	$4,989,034	$9,962,782
Distributions reinvested	57,458,341	46,341,772		21,459		17,495	82,974	160,032	145,801	141,687	21,460	50,797
Value of shares redeemed	(431,152,327)	(770,663,973)		(10,481,710)		(20,702,919)	(33,046,957)	(285,391,641)	(100,869,742)	(139,391,162)	(5,131,310)	(10,427,081)
Service Class
Proceeds from shares issued	14,364,404	27,076,542		130,590		1,457,958	800,662	1,480,068 (b)	166,964	1,252,540	30,012	817,001
Distributions reinvested	2,743,470	2,149,838		112		1,890	3,444	9,548	292	824	—	1,180
Value of shares redeemed	(15,157,551)	(33,782,303)		(156,748)	(1,443,052)		(586,371)	(1,486,683)	(184,916)	(1,222,070)	(51,309)	(800,959)
Change in net assets resulting from capital transactions	$33,268,316	$(10,368,676)		$(501,677)		$734,205	$1,264,172	$2,405,843	$9,033,485	$11,648,447	$(142,113)	$(396,280)
SHARE TRANSACTIONS:
Investor Class
Issued	6,867,706	17,528,296	(c)	741,123		1,513,414	962,403	6,039,146	27,453,105	18,302,513	628,971	1,259,196
Reinvested	1,063,050	1,096,530	(c)	1,658		1,211	2,451	3,865	43,393	13,507	2,755	6,318
Redeemed	(7,335,484)	(19,208,425	)(c)	(778,146)		(1,460,736)	(934,780)	(6,023,438)	(24,092,362)	(16,523,952)	(645,636)	(1,316,410)
Service Class
Issued	368,916	941,965	(c)	10,604		112,926	25,846	39,516	38,085	150,766	4,473	119,758
Reinvested	80,430	74,802	(c)	9		144	118	267	88	81	—	171
Redeemed	(390,564)	(1,158,402	)(c)	(12,598)	(111,791)		(18,856)	(39,390)	(40,812)	(146,481)	(7,680)	(117,588)
Change in shares	654,054	(725,234)		(37,350)		55,168	37,182	19,966	3,401,497	1,796,434	(17,117)	(48,555)
(a)
Amount includes $73,716 related to a voluntary capital contribution from the Advisor.
(b)
Amount includes $1,267 related to a voluntary capital contribution from the Advisor.
(c)
As described in the accompanying notes to financial statements, share amounts have been adjusted for 8:1 share split that occurred on October 14, 2024.

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 229

228 :: Statements of Changes in Net Assets :: For the Periods Indicated

Short Small-Cap ProFund	Small-Cap Growth ProFund	Small-Cap ProFund	Small-Cap Value ProFund	Technology UltraSector ProFund
Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$10,042	$148,480	$(17,905)	$(51,477)	$24,951	$39,801	$5,714	$(9,475)	$(31,910)	$46,416
Net realized gains (losses) on investments	(168,312)	687,698	588,533	(689,890)	611,034	(779,369)	2,385,024	(4,303,097)	5,625,664	5,819,373
Change in unrealized appreciation/depreciation on investments	693	20,385	(171,974)	(394,052)	564,813	(262,842)	444,997	(968,084)	4,899,332	5,071,558
Change in net assets resulting from operations	(157,577)	856,563	398,654	(1,135,419)	1,200,798	(1,002,410)	2,835,735	(5,280,656)	10,493,086	10,937,347
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(20,223)	(138,242)	—	(64,642)	(34,276)	—	—	(38,107)	(2,843,067)	(6,127,170)
Service Class	(277)	—	—	(20,310)	(7,122)	—	—	(7,545)	(193,190)	(487,205)
Change in net assets resulting from distributions	(20,500)	(138,242)	—	(84,952)	(41,398)	—	—	(45,652)	(3,036,257)	(6,614,375)
Change in net assets resulting from capital transactions	(22,410)	(535,428)	(1,002,796)	(1,170,533)	4,448,520	2,416,677	707,556	(45,108,234)	(6,528,257)	(2,828,985)
Change in net assets	(200,487)	182,893	(604,142)	(2,390,904)	5,607,920	1,414,267	3,543,291	(50,434,542)	928,572	1,493,987
NET ASSETS:
Beginning of period	831,110	648,217	4,380,421	6,771,325	6,440,728	5,026,461	1,790,145	52,224,687	92,291,583	90,797,596
End of period	$630,623	$831,110	$3,776,279	$4,380,421	$12,048,648	$6,440,728	$5,333,436	$1,790,145	$93,220,155	$92,291,583
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$27,812,728	$213,764,733	$2,943,227	$58,417,059	$157,004,175	$232,901,744	$68,144,292	$152,846,191	$153,266,217	$198,051,009
Distributions reinvested	20,121	137,805	—	64,371	33,698	—	—	38,071	2,809,896	6,051,602
Value of shares redeemed	(27,811,114)	(214,466,489)	(3,917,424)	(59,515,976)	(153,647,559)	(229,959,019)	(67,427,898)	(197,729,130)	(161,790,930)	(206,577,900)
Service Class
Proceeds from shares issued	17,032	825,001	76,756	983,985	1,531,515	2,087,689	11,163	2,700,443	9,806,063	18,616,034
Distributions reinvested	277	—	—	20,310	7,122	—	—	7,545	193,190	487,205
Value of shares redeemed	(61,454)	(796,478)	(105,355)	(1,140,282)	(480,431)	2,613,737	(20,001)	(2,971,354)	(10,812,693)	(19,456,935)
Change in net assets resulting from capital transactions	$(22,410)	$(535,428)	$(1,002,796)	$(1,170,533)	$4,448,520	$2,416,677	$707,556	$(45,108,234)	$(6,528,257)	$(2,828,985)
SHARE TRANSACTIONS:
Investor Class
Issued	566,221	3,762,726	(a)	25,318	547,908	1,285,688	2,100,729	585,020	1,451,835	3,378,535	5,281,640	(b)
Reinvested	438	2,562	(a)	—	582	271	—	—	346	60,741	160,105	(b)
Redeemed	(566,731)	(3,762,658	)(a)	(33,895)	(564,686)	(1,259,705)	(2,080,913)	(558,910)	(1,902,111)	(3,580,808)	(5,659,190	)(b)
Service Class
Issued	344	16,265	(a)	935	12,202	15,890	22,626	123	30,840	285,931	666,398	(b)
Reinvested	6	—	—	248	73	—	—	88	5,639	17,077	(b)
Redeemed	(1,273)	(15,695	)(a)	(1,261)	(13,986)	(4,872)	(29,196)	(226)	(35,148)	(314,687)	(683,211	)(b)
Change in shares	(995)	3,200	(8,903)	(17,732)	37,345	13,246	26,007	(454,150)	(164,649)	(217,181)
(a)
As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:2 reverse share split that occurred on October 14, 2024.
(b)
As described in the accompanying notes to financial statements, share amounts have been adjusted for 4:1 share split that occurred on October 14, 2024.

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 231

230 :: Statements of Changes in Net Assets :: For the Periods Indicated

UltraBear ProFund	UltraBull ProFund	UltraChina ProFund	UltraDow 30 ProFund	UltraEmerging Markets ProFund
Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$75,087	$244,489	$590,276	$1,185,841	$(9,091)	$49,773	$161,159	$370,164	$24,545	$115,532
Net realized gains (losses) on investments	(1,265,244)	(4,383,261)	12,993,303	16,643,020	620,787	642,895	3,338,790	1,863,347	2,589,240	434,778
Change in unrealized appreciation/depreciation on investments	(13,001)	204,996	10,581,137	11,182,005	1,595,442	2,618,608	3,745,570	344,116	989,671	774,787
Change in net assets resulting from operations	(1,203,158)	(3,933,776)	24,164,716	29,010,866	2,207,138	3,311,276	7,245,519	2,577,627	3,603,456	1,325,097
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(198,418)	(108,411)	(18,184,340)	(6,098,243)	(1,320,414)	(579,412)	(1,569,150)	(1,036,790)	(264,909)	(94,322)
Service Class	—	(7,254)	(272,831)	(72,200)	(48,858)	(9,095)	(65,481)	(42,152)	(16,104)	(385)
Change in net assets resulting from distributions	(198,418)	(115,665)	(18,457,171)	(6,170,443)	(1,369,272)	(588,507)	(1,634,631)	(1,078,942)	(281,013)	(94,707)
Change in net assets resulting from capital transactions	467,556	4,579,928	(266,750)	(2,090,771)	(998,403)	5,188,552	(1,244,115)	(2,367,167)	4,744,169	688,638
Change in net assets	(934,020)	530,487	5,440,795	20,749,652	(160,537)	7,911,321	4,366,773	(868,482)	8,066,612	1,919,028
NET ASSETS:
Beginning of period	6,688,171	6,157,684	166,041,305	145,291,653	25,379,565	17,468,244	38,536,349	39,404,831	9,420,506	7,501,478
End of period	$5,754,151	$6,688,171	$171,482,100	$166,041,305	$25,219,028	$25,379,565	$42,903,122	$38,536,349	$17,487,118	$9,420,506
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$81,408,157	$249,227,274	$430,076,419	$609,514,650	$67,596,889	$145,851,949	$36,618,550	$85,735,960	$40,631,575	$43,477,393
Distributions reinvested	197,771	107,631	17,885,546	6,029,995	1,311,782	567,158	1,559,907	1,034,254	240,544	93,192
Value of shares redeemed	(81,052,279)	(244,781,479)	(448,143,615)	(617,165,371)	(70,367,765)	(141,699,902)	(39,877,349)	(88,792,212)	(36,290,803)	(42,809,733)
Service Class
Proceeds from shares issued	308,847	1,651,989	8,185,746	18,125,200	8,109,503	14,158,547	4,480,661	9,135,570	11,198,147	8,262,042
Distributions reinvested	—	7,254	263,818	72,200	48,858	9,095	65,481	42,152	3,126	385
Value of shares redeemed	(394,940)	(1,632,741)	(8,534,664)	(18,667,445)	(7,697,670)	(13,698,295)	(4,091,365)	(9,522,891)	(11,038,420)	(8,334,641)
Change in net assets resulting from capital transactions	$467,556	$4,579,928	$(266,750)	$(2,090,771)	$(998,403)	$5,188,552	$(1,244,115)	$(2,367,167)	$4,744,169	$688,638
SHARE TRANSACTIONS:
Investor Class
Issued	10,976,589	24,364,246	2,655,741	4,465,416	2,176,663	5,846,368	400,034	1,060,713	498,080	775,766
Reinvested	25,226	10,657	114,054	42,645	50,824	28,892	16,872	12,842	3,047	1,971
Redeemed	(10,966,323)	(24,123,829)	(2,804,528)	(4,544,445)	(2,299,041)	(5,765,450)	(438,957)	(1,112,010)	(454,703)	(787,445)
Service Class
Issued	45,464	182,050	69,515	175,431	310,091	655,057	58,065	135,675	151,984	171,801
Reinvested	—	821	2,377	697	2,208	535	870	631	44	9
Redeemed	(57,535)	(177,698)	(72,645)	(178,978)	(287,100)	(653,214)	(53,185)	(141,195)	(149,042)	(171,294)
Change in shares	23,421	256,247	(35,486)	(39,234)	(46,355)	112,188	(16,301)	(43,344)	49,410	(9,192)

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 233

232 :: Statements of Changes in Net Assets :: For the Periods Indicated

UltraInternational ProFund	UltraJapan ProFund	UltraLatin America ProFund	UltraMid-Cap ProFund	UltraNasdaq‑100 ProFund
Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$61,872	$132,811	$267,393	$518,325	$299,025	$378,786	$116,630	$276,102	$1,129,267	$2,927,080
Net realized gains (losses) on investments	1,513,910	534,119	11,515,793	(2,156,479)	4,665,299	33,055	2,695,819	360,399	153,534,109	222,809,182
Change in unrealized appreciation/depreciation on investments	73,695	(422,518)	407,898	2,385,447	2,375,963	115,218	1,823,983	4,431,939	49,795,881	58,373,480
Change in net assets resulting from operations	1,649,477	244,412	12,191,084	747,293	7,340,287	527,059	4,636,432	(3,795,438)	204,459,257	284,109,742
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(26,529)	—	(8,231,160)	—	(492,255)	(391,948)	(59,629)	(441,453)	(248,478,888)	—
Service Class	(351)	—	(98,337)	—	(27,691)	(10,050)	—	(17,969)	(5,314,626)	—
Change in net assets resulting from distributions	(26,880)	—	(8,329,497)	—	(519,946)	(401,998)	(59,629)	(459,422)	(253,793,514)	—
Change in net assets resulting from capital transactions	(702,088)	3,357,674	7,005,094	(6,829,026)	(509,947)	471,849	(2,267,773)	(7,233,304)	74,450,122	(57,011,746)
Change in net assets	920,509	3,602,086	10,866,681	(6,081,733)	6,310,394	596,910	2,309,030	(11,488,164)	25,115,865	227,097,996
NET ASSETS:
Beginning of period	7,358,481	3,756,395	18,251,461	24,333,194	7,885,187	7,288,277	36,277,970	47,766,134	1,188,790,426	961,692,430
End of period	$8,278,990	$7,358,481	$29,118,142	$18,251,461	$14,195,581	$7,885,187	$38,587,000	$36,277,970	$1,213,906,291	$1,188,790,426
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$28,645,886	$77,195,668	$23,997,488	$29,475,282	$37,161,312	$36,773,657	$25,047,891	$65,033,522	$2,488,200,174	$3,220,951,988
Distributions reinvested	26,529	—	6,189,109	—	312,483	388,079	57,845	428,886	241,289,715	—
Value of shares redeemed	(29,682,599)	(73,806,714)	(23,146,653)	(36,282,242)	(38,024,139)	(36,854,201)	(27,493,016)	(72,378,015)	(2,656,733,726)	(3,275,615,996)
Service Class
Proceeds from shares issued	9,346,591	6,137,632	9,383,855	7,206,914	9,952,389	12,855,454	20,407,085	31,153,611	43,622,228	72,568,681
Distributions reinvested	351	—	63,137	—	1,795	10,050	—	16,937	5,278,524	—
Value of shares redeemed	(9,038,846)	(6,168,912)	(9,481,842)	(7,228,980)	(9,913,787)	(12,701,190)	(20,287,578)	(31,488,245)	(47,206,793)	(74,916,419)
Change in net assets resulting from capital transactions	$(702,088)	$3,357,674	$7,005,094	$(6,829,026)	$(509,947)	$471,849	$(2,267,773)	$(7,233,304)	$74,450,122	$(57,011,746)
SHARE TRANSACTIONS:
Investor Class
Issued	1,133,406	3,934,736	342,591	615,932	1,799,138	2,661,002	359,691	970,437	17,798,578	30,137,808
Reinvested	997	—	106,485	—	15,154	34,042	821	6,401	1,900,391	—
Redeemed	(1,194,705)	(3,792,862)	(337,035)	(751,257)	(1,823,619)	(2,684,409)	(400,024)	(1,100,673)	(19,364,415)	(30,422,727)
Service Class
Issued	434,738	355,660	182,045	182,324	523,770	957,693	386,230	595,853	478,701	993,149
Reinvested	16	—	1,573	—	91	915	—	325	65,555	—
Redeemed	(418,823)	(353,992)	(181,793)	(183,072)	(525,721)	(942,599)	(392,082)	(605,353)	(513,177)	(1,030,564)
Change in shares	(44,371)	143,542	113,866	(136,073)	(11,187)	26,644	(45,364)	(133,010)	365,633	(322,334)

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 235

234 :: Statements of Changes in Net Assets :: For the Periods Indicated

UltraShort China ProFund	UltraShort Dow 30 ProFund	UltraShort Emerging Markets ProFund	UltraShort International ProFund	UltraShort Japan ProFund
Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$22,530	$60,568	$12,870	$54,369	$6,950	$18,744	$24,179	$74,561	$13,979	$22,587
Net realized gains (losses) on investments	(513,624)	(876,959)	(176,193)	(867,383)	(231,345)	(17,403)	(673,701)	(388,624)	(923,544)	244,043
Change in unrealized appreciation/depreciation on investments	33,556	58,865	(44,141)	75,717	6,956	23,171	9,714	136,369	46,967	(194,449)
Change in net assets resulting from operations	(457,538)	(757,526)	(207,464)	(737,297)	(217,439)	24,512	(639,808)	(177,694)	(862,598)	72,181
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(52,608)	(67,422)	(44,274)	(87,122)	(18,521)	(22,087)	(69,541)	(71,031)	(23,298)	(29,439)
Service Class	—	(3,258)	(143)	(1,248)	(255)	(109)	(3)	—	—	—
Change in net assets resulting from distributions	(52,608)	(70,680)	(44,417)	(88,370)	(18,776)	(22,196)	(69,544)	(71,031)	(23,298)	(29,439)
Change in net assets resulting from capital transactions	1,298,623	1,536,851	(397,148)	569,534	(195,580)	476,378	535,998	183,772	1,018,794	125,646
Change in net assets	788,477	708,645	(649,029)	(256,133)	(431,795)	478,694	(173,354)	(64,953)	132,898	168,388
NET ASSETS:
Beginning of period	1,695,842	987,197	1,702,395	1,958,528	840,554	361,860	2,035,442	2,100,395	1,472,531	1,304,143
End of period	$2,484,319	$1,695,842	$1,053,366	$1,702,395	$408,759	$840,554	$1,862,088	$2,035,442	$1,605,429	$1,472,531
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$25,372,592	$57,423,906	$9,633,862	$26,018,967	$11,787,692	$19,339,716	$21,122,013	$55,753,170	$10,079,811	$14,450,091
Distributions reinvested	52,172	67,191	44,093	86,802	18,400	22,049	69,519	71,012	23,298	29,360
Value of shares redeemed	(24,070,987)	(55,998,779)	(10,045,526)	(25,542,325)	(12,004,901)	(18,884,496)	(20,632,631)	(55,665,129)	(9,071,558)	(14,383,257)
Service Class
Proceeds from shares issued	153,845	1,231,504	30,716	832,428	71,980	209,072	12,244	549,006	15,000	973,465
Distributions reinvested	—	3,258	143	1,248	255	109	3	—	—	—
Value of shares redeemed	(208,999)	(1,190,229)	(60,436)	(827,586)	(69,006)	(210,072)	(35,150)	(524,287)	(27,757)	(944,013)
Change in net assets resulting from capital transactions	$1,298,623	$1,536,851	$(397,148)	$569,534	$(195,580)	$476,378	$535,998	$183,772	$1,018,794	$125,646
SHARE TRANSACTIONS:
Investor Class
Issued	13,081,394	15,309,554	1,030,387	2,091,337	1,535,507	1,449,012	1,867,048	3,426,724	432,485	319,134	(a)
Reinvested	25,326	15,306	5,039	7,168	2,584	1,417	6,614	3,838	1,100	753	(a)
Redeemed	(12,480,824)	(14,827,938)	(1,067,474)	(2,085,214)	(1,554,631)	(1,389,542)	(1,832,174)	(3,404,442)	(389,655)	(305,424	)(a)
Service Class
Issued	87,865	408,712	3,344	79,807	10,371	18,111	1,066	37,982	481	22,649	(a)
Reinvested	—	873	19	120	40	8	—	—	—	—
Redeemed	(112,548)	(384,132)	(6,660)	(79,503)	(9,878)	(18,439)	(3,084)	(35,964)	(843)	(22,286	)(a)
Change in shares	601,213	522,375	(35,345)	13,715	(16,007)	60,567	39,470	28,138	43,568	14,826
(a)
As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:10 reverse share split that occurred on October 14, 2024.

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 237

236 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Latin America ProFund			UltraShort Mid-Cap ProFund		UltraShort Nasdaq‑100 ProFund			UltraShort Small-Cap ProFund		UltraSmall-Cap ProFund
	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)		Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)		$8,148	$33,498		$5,155	$15,982		$145,781	$445,091	$45,231	$94,503		$171,787	$256,194
Net realized gains (losses) on investments		(526,806)	(313,948)		(119,107)	(74,448)		(2,805,437)	(8,605,992)	(1,256,481)	(1,447,137)		9,370,534	(6,519,807)
Change in unrealized appreciation/depreciation on investments		202,800	(8,015)		(6,301)	29,293		332,147	300,305	(17,330)	179,643		6,331,686	(4,447,379)
Change in net assets resulting from operations	(315,858)		(288,465)		(120,253)	(29,173)		(2,327,509)	(7,860,596)	(1,228,580)	(1,172,991)		15,874,007	(10,710,992)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class		(28,706)	(37,829)		(13,615)	(26,279)		(340,177)	(519,818)	(92,244)	(148,295)		(239,011)	(574,109)
Service Class	(63)		(1,632)		—	(946)		(1,028)	(1,687)	—	(4,556)		—	(2,259)
Change in net assets resulting from distributions	(28,769)		(39,461)		(13,615)	(27,225)		(341,205)	(521,505)	(92,244)	(152,851)		(239,011)	(576,368)
Change in net assets resulting from capital transactions		5,325,662	(13,905)		119,474	(5,036)		(2,169,829)	18,713,095	(399,878)	3,248,524		(3,724,247)	(6,722,325)
Change in net assets		4,981,035	(341,831)		(14,394)	(61,434)		(4,838,543)	10,330,994	(1,720,702)	1,922,682		11,910,749	(18,009,685)
NET ASSETS:
Beginning of period		1,153,861	1,495,692		492,105	553,539		20,195,601	9,864,607	4,847,098	2,924,416		40,269,429	58,279,114
End of period		$6,134,896	$1,153,861		$477,711	$492,105		$15,357,058	$20,195,601	$3,126,396	$4,847,098		$52,180,178	$40,269,429
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued		$14,785,979	$11,955,692		$8,517,681	$12,750,745		$68,089,147	$582,346,291	$43,825,806	$75,884,590		$142,201,694	$289,103,806
Distributions reinvested		17,593	36,372		10,167	26,279		329,787	514,984	85,192	138,104		235,877	567,592
Value of shares redeemed		(9,465,832)	(11,948,050)		(8,397,861)	(12,772,254)		(70,619,048)	(564,161,050)	(44,288,708)	(72,690,061)		(146,313,075)	(296,330,196)
Service Class
Proceeds from shares issued		54,023	958,500		25,000	182,427		88,723	305,524	78,412	1,091,867		4,734,919	7,416,293
Distributions reinvested		63	1,632		—	946		1,028	1,687	—	4,556		—	2,259
Value of shares redeemed	(66,164)		(1,018,051)		(35,513)	(193,179)		(59,466)	(294,341)	(100,580)	(1,180,532)		(4,583,662)	(7,482,079)
Change in net assets resulting from capital transactions		$5,325,662	$(13,905)		$119,474	$(5,036)		$(2,169,829)	$18,713,095	$(399,878)	$3,248,524		$(3,724,247)	$(6,722,325)
SHARE TRANSACTIONS:
Investor Class
Issued		774,675	292,581	(a)	333,715	421,744		4,030,071	21,237,275	1,248,238	1,556,918	(b)	1,918,986	4,490,066
Reinvested		854	731	(a)	421	901		21,100	20,403	2,638	2,987	(b)	3,097	8,491
Redeemed		(407,510)	(291,202	)(a)	(330,514)	(422,497)		(4,121,425)	(20,516,773)	(1,254,966)	(1,508,629	)(b)	(1,946,007)	(4,655,888)
Service Class
Issued		1,948	26,218	(a)	1,034	6,683		5,704	11,610	2,029	25,280	(b)	80,892	154,835
Reinvested		3	37	(a)	—	37		71	72	—	109	(b)	—	43
Redeemed	(2,436)		(27,820	)(a)	(1,520)	(7,025)		(3,690)	(11,690)	(2,785)	(27,071	)(b)	(78,624)	(154,625)
Change in shares		367,534	545		3,136	(157)		(68,169)	740,897	(4,846)	49,594		(21,656)	(157,078)
(a)
As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:8 reverse share split that occurred on October 14, 2024.
(b)
As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:10 reverse share split that occurred on October 14, 2024.

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

See accompanying notes to financial statements.

238 :: Statements of Changes in Net Assets :: For the Periods Indicated

	U.S. Government Plus ProFund			Utilities UltraSector ProFund
	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$59,318		$225,347	$190,721	$340,719
Net realized gains (losses) on investments	48,002		(1,341,743)	77,234	2,718,131
Change in unrealized appreciation/depreciation on investments	(177,180)		(192,078)	(59,813)	122,104
Change in net assets resulting from operations	(69,860)		(1,308,474)	208,142	3,180,954
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(52,863)		(199,574)	(265,874)	(364,216)
Service Class	(6,455)		(25,802)	—	—
Change in net assets resulting from distributions	(59,318)		(225,376)	(265,874)	(364,216)
Change in net assets resulting from capital transactions	(797,149)		(9,051,298)	(5,070,596)	(24,854,471)
Change in net assets	(926,327)		(10,585,148)	(5,128,328)	(22,037,733)
NET ASSETS:
Beginning of period	3,943,009		14,528,157	15,574,286	37,612,019
End of period	$3,016,682		$3,943,009	$10,445,958	$15,574,286
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$128,574,896		$353,414,259	$136,126,599	$138,434,553
Distributions reinvested	52,281		198,044	265,618	362,020
Value of shares redeemed	(129,411,373)		(361,636,875)	(141,421,976)	(163,391,672)
Service Class
Proceeds from shares issued	1,196,617		1,569,125	3,877,426	11,136,684
Distributions reinvested	6,455		25,802	—	—
Value of shares redeemed	(1,216,025)		(2,621,653)	(3,918,263)	(11,396,056)
Change in net assets resulting from capital transactions	$(797,149)		$(9,051,298)	$(5,070,596)	$(24,854,471)
SHARE TRANSACTIONS:
Investor Class
Issued	3,928,055		10,377,833	1,616,339	1,873,904
Reinvested	1,604		5,739	3,233	5,265
Redeemed	(3,958,393)		(10,630,605)	(1,681,960)	(2,258,176)
Service Class
Issued	40,586		51,838	49,753	164,371
Reinvested	219		825	—	—
Redeemed	(41,558)		(88,661)	(50,350)	(169,276)
Change in shares	(29,487)		(283,031)	(62,986)	(383,912)

Amounts designated as ‘ – ’ are $0 or have been rounded to $0.

See accompanying notes to financial statements.

Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Investment Activities							Distributions to Shareholders From								Ratios to Average Net Assets				Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	In Excess of Net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)
Access Flex Bear High Yield ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$28.07		0.14		(0.86)	(0.72)			—	—		—		—	$27.35	(2.57)%	4.34%	1.78%	0.98%	$514	—
Year Ended July 31, 2025	$29.25		0.17		(1.35)	(1.18)			—	—		—		—	$28.07	(4.03)%	5.34%	1.78%	0.59%	$3,597	—
Year Ended July 31, 2024	$31.10		0.69		(2.54)	(1.85)			—	—		—		—	$29.25	(5.95)%	3.80%	1.78%	2.24%	$375	—
Year Ended July 31, 2023	$31.71		0.44		(1.05)	(0.61)			—	—		—		—	$31.10	(1.92)%	2.53%	1.78%	1.38%	$2,355	—
Year Ended July 31, 2022	$29.93		(0.43)		2.21	1.78			—	—		—		—	$31.71	5.95%	3.15%	1.78%	(1.36)%	$2,189	—
Nine Months Ended July 31, 2021	$33.20		(0.41)		(2.86)	(3.27)			—	—		—		—	$29.93	(9.80)%	9.92%	1.78%	(1.78)%	$445	—
Year Ended October 31, 2020	$33.78		(0.53)		(0.05)	(0.58)			—	—		—		—	$33.20	(1.72)%	5.56%	1.78%	(1.56)%	$845	—
Service Class
Six Months Ended January 31, 2026 (unaudited)	$23.17		0.03		(0.74)	(0.71)			—	—		—		—	$22.46	(3.06)%	5.34%	2.78%	(0.02)%	$4	—
Year Ended July 31, 2025	$24.40		(0.07)		(1.16)	(1.23)			—	—		—		—	$23.17	(5.00)%	6.34%	2.78%	(0.41)%	$4	—
Year Ended July 31, 2024	$26.19		0.43		(2.22)	(1.79)			—	—		—		—	$24.40	(6.91)%	4.80%	2.78%	1.24%	$18	—
Year Ended July 31, 2023	$26.94		0.16		(0.91)	(0.75)			—	—		—		—	$26.19	(2.78)%	3.53%	2.78%	0.38%	$18	—
Year Ended July 31, 2022	$25.68		(0.69)		1.95	1.26			—	—		—		—	$26.94	4.86%	4.15%	2.78%	(2.36)%	$28	—
Nine Months Ended July 31, 2021	$28.71		(0.61)		(2.42)	(3.03)			—	—		—		—	$25.68	(10.45)%	10.92%	2.78%	(2.78)%	$11	—
Year Ended October 31, 2020	$29.49		(0.82)		0.04	(0.78)			—	—		—		—	$28.71	(2.64)%	6.56%	2.78%	(2.56)%	$14	—
Access Flex High Yield ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$30.60		0.31		0.64	0.95			(0.35)	—		—		(0.35)	$31.20	3.11%	1.52%	1.51%	2.01%	$11,733	— (e)
Year Ended July 31, 2025	$30.44		0.70		1.04	1.74			(0.70)	(0.88)		—		(1.58)	$30.60	5.88%	1.78%	1.77%	2.32%	$15,342	1,308%
Year Ended July 31, 2024	$30.05		0.84		2.13	2.97			(0.84)	(1.74)		—		(2.58)	$30.44	10.52%	1.91%	1.78%	2.79%	$9,054	1,214%
Year Ended July 31, 2023	$29.88		0.53		0.84	1.37			(0.53)	(0.67)		—		(1.20)	$30.05	4.86%	1.80%	1.78%	1.78%	$26,902	1,510%
Year Ended July 31, 2022	$32.91		(0.25)		(2.65)	(2.90)			—	(0.13)		—		(0.13)	$29.88	(8.85)%	1.78%	1.78%	(0.81)%	$9,819	1,259%
Nine Months Ended July 31, 2021	$31.65		(0.34)		2.41	2.07			—	(0.81)		—		(0.81)	$32.91	6.63%	1.97%	1.78%	(1.39)%	$13,252	944%
Year Ended October 31, 2020	$34.28		(0.39)		(0.98)	(1.37)			—	(1.14)		(0.12)		(1.26)	$31.65	(4.05)%	2.07%	1.88%	(1.17)%	$17,557	1,534%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$30.67		0.15		0.65	0.80			(0.15)	—		—		(0.15)	$31.32	2.62%	2.52%	2.51%	1.01%	$1,917	— (e)
Year Ended July 31, 2025	$30.38		0.40		0.99	1.39			(0.40)	(0.70)		—		(1.10)	$30.67	4.68%	2.78%	2.77%	1.32%	$2,773	1,308%
Year Ended July 31, 2024	$29.68		0.54		2.12	2.66			(0.54)	(1.42)		—		(1.96)	$30.38	9.42%	2.91%	2.78%	1.79%	$2,203	1,214%
Year Ended July 31, 2023	$29.31		0.24		0.86	1.10			(0.24)	(0.49)		—		(0.73)	$29.68	3.85%	2.80%	2.78%	0.78%	$2,229	1,510%
Year Ended July 31, 2022	$32.53		(0.56)		(2.61)	(3.17)			—	(0.05)		—		(0.05)	$29.31	(9.77)%	2.78%	2.78%	(1.81)%	$3,259	1,259%
Nine Months Ended July 31, 2021	$31.33		(0.59)		2.40	1.81			—	(0.61)		—		(0.61)	$32.53	5.81%	2.97%	2.78%	(2.39)%	$3,527	944%
Year Ended October 31, 2020	$33.80		(0.71)		(0.96)	(1.67)			—	(0.72)		(0.08)		(0.80)	$31.33	(4.98)%	3.07%	2.88%	(2.17)%	$2,806	1,534%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)
During October 2024, the Fund’s principal investment strategy changed the types of instruments used to obtain exposure to the high yield market.

240 :: Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)
Banks UltraSector ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$60.01	0.41	10.96	11.37	(0.94)	(0.94)	$70.44	19.04%	1.66%	1.66%	1.27%	$8,205	21%
Year Ended July 31, 2025	$58.68	0.88	0.90	(e)	1.78	(0.45)	(0.45)	$60.01	3.03	%(f)	1.69%	1.69%	1.48%	$7,061	184%
Year Ended July 31, 2024	$41.90	0.83	16.72	17.55	(0.77)	(0.77)	$58.68	42.30%	1.89%	1.88%	1.93%	$11,464	163%
Year Ended July 31, 2023	$45.34	0.54	(3.86)	(3.32)	(0.12)	(0.12)	$41.90	(7.34)%	1.94%	1.94%	1.35%	$11,023	150%
Year Ended July 31, 2022	$56.72	0.08	(11.46)	(11.38)	—	—	$45.34	(20.05)%	1.71%	1.71%	0.13%	$7,788	73%
Year Ended July 31, 2021	$28.48	0.23	28.01	28.24	—	—	$56.72	99.16%	1.53%	1.53%	0.43%	$122,655	144%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$53.93	0.11	9.81	9.92	(0.21)	(0.21)	$63.64	18.42%	2.66%	2.66%	0.27%	$601	21%
Year Ended July 31, 2025	$53.03	0.35	0.71	(e)	1.06	(0.16)	(0.16)	$53.93	2.01	%(f)	2.69%	2.69%	0.48%	$560	184%
Year Ended July 31, 2024	$37.76	0.44	14.95	15.39	(0.12)	(0.12)	$53.03	40.84%	2.89%	2.88%	0.93%	$701	163%
Year Ended July 31, 2023	$41.14	0.18	(3.56)	(3.38)	—	—	$37.76	(8.24)%	2.94%	2.94%	0.35%	$570	150%
Year Ended July 31, 2022	$51.99	(0.48)	(10.37)	(10.85)	—	—	$41.14	(20.85)%	2.71%	2.71%	(0.87)%	$452	73%
Year Ended July 31, 2021	$26.38	(0.19)	25.80	25.61	—	—	$51.99	97.08%	2.53%	2.53%	(0.57)%	$925	144%
Bear ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$10.10	0.10	(0.78)	(0.68)	(0.40)	(0.40)	$9.02	(6.79)%	1.96%	1.78%	2.13%	$6,345	—
Year Ended July 31, 2025	$12.19	0.30	(1.58)	(1.28)	(0.81)	(0.81)	$10.10	(10.99)%	2.01%	1.78%	2.65%	$43,469	—
Year Ended July 31, 2024	$14.61	0.47	(2.12)	(1.65)	(0.77)	(0.77)	$12.19	(11.81)%	2.19%	1.86%	3.44%	$4,625	—
Year Ended July 31, 2023	$16.01	0.32	(1.72)	(1.40)	—	—	$14.61	(8.74)%	1.86%	1.86%	1.95%	$6,178	—
Year Ended July 31, 2022	$16.01	(0.18)	0.18	—	(g)	—	—	$16.01	—	%(h)	1.64%	1.64%	(1.13)%	$12,126	—
Year Ended July 31, 2021	$22.67	(0.33)	(6.32)	(6.65)	(0.01)	(0.01)	$16.01	(29.33)%	1.74%	1.74%	(1.73)%	$9,799	—
Service Class
Six Months Ended January 31, 2026 (unaudited)	$9.01	0.06	(0.71)	(0.65)	(0.29)	(0.29)	$8.07	(7.22)%	2.96%	2.78%	1.13%	$356	—
Year Ended July 31, 2025	$10.92	0.20	(1.43)	(1.23)	(0.68)	(0.68)	$9.01	(11.73)%	3.01%	2.78%	1.65%	$382	—
Year Ended July 31, 2024	$13.06	0.34	(1.94)	(1.60)	(0.54)	(0.54)	$10.92	(12.69)%	3.19%	2.86%	2.44%	$456	—
Year Ended July 31, 2023	$14.42	0.17	(1.53)	(1.36)	—	—	$13.06	(9.43)%	2.86%	2.86%	0.95%	$580	—
Year Ended July 31, 2022	$14.56	(0.33)	0.19	(0.14)	—	—	$14.42	(0.96)%	2.64%	2.64%	(2.13)%	$564	—
Year Ended July 31, 2021	$20.82	(0.51)	(5.75)	(6.26)	—	—	$14.56	(30.07)%	2.74%	2.74%	(2.73)%	$789	—
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)
During the year ended July 31, 2025, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.20%.
(g)
Amount is less than $0.005.
(h)
Amount is less than 0.005%.

Financial Highlights :: 241

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities					Distributions to Shareholders From							Ratios to Average Net Assets				Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)		Portfolio Turnover Rate(b)(d)
Biotechnology UltraSector ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$40.45		(0.10)	29.14		29.04		(0.23)		(0.02)		(0.25)		$69.24	71.88%		1.41%	1.41%	(0.35)%	$173,112	45%
Year Ended July 31, 2025	$69.26		(0.13)	(15.54)	(15.67)			(0.10)		(13.04)		(13.14)		$40.45	(25.12)%		1.52%	1.52%	(0.26)%	$60,721	52%
Year Ended July 31, 2024	$62.67		0.15	10.57		10.72		—		(4.13)		(4.13)		$69.26	18.79	%(e)	1.53%	1.52%	0.25%	$106,026	196%
Year Ended July 31, 2023	$56.74		0.07	5.86		5.93		—		—		—		$62.67	10.43%		1.54%	1.54%	0.11%	$114,581	91%
Year Ended July 31, 2022	$85.26		(0.24)	(15.49)	(15.73)			—		(12.79)		(12.79)		$56.74	(20.96)%		1.49%	1.49%	(0.37)%	$119,791	28%
Year Ended July 31, 2021	$72.23		(0.27)	21.37		21.10		—		(8.07)		(8.07)		$85.26	32.02%		1.55%	1.55%	(0.37)%	$168,280	62%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$20.99		(0.25)	15.13		14.88		—		(0.02)		(0.02)		$35.85	70.99%		2.40%	2.40%	(1.34)%	$3,141	45%
Year Ended July 31, 2025	$43.49		(0.41)	(9.05)		(9.46)		—		(13.04)		(13.04)		$20.99	(25.87)%		2.51%	2.51%	(1.25)%	$1,799	52%
Year Ended July 31, 2024	$41.36		(0.23)	6.49		6.26		—		(4.13)		(4.13)		$43.49	17.61	%(e)	2.53%	2.52%	(0.75)%	$2,788	196%
Year Ended July 31, 2023	$37.83		(0.32)	3.85		3.53		—		—		—		$41.36	9.30%		2.54%	2.54%	(0.89)%	$2,985	91%
Year Ended July 31, 2022	$61.86		(0.71)	(10.53)	(11.24)			—		(12.79)		(12.79)		$37.83	(21.75)%		2.49%	2.49%	(1.37)%	$3,734	28%
Year Ended July 31, 2021	$55.00		(0.80)	15.73		14.93		—		(8.07)		(8.07)		$61.86	30.74%		2.54%	2.54%	(1.36)%	$5,358	62%
Bull ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$77.43		0.24	6.79		7.03		(0.25)		(1.04)		(1.29)		$83.17	9.11%		1.41%	1.41%	0.61%	$49,530	121%
Year Ended July 31, 2025	$68.68		0.43	8.77		9.20		—		(0.45)		(0.45)		$77.43	13.43%		1.49%	1.49%	0.62%	$50,073	167%
Year Ended July 31, 2024	$58.06		0.60	10.99		11.59		(0.57)		(0.40)		(0.97)		$68.68	19.97%		1.53%	1.53%	1.02%	$44,497	113%
Year Ended July 31, 2023	$52.89		0.39	5.26		5.65		—		(0.48)		(0.48)		$58.06	10.86%		1.58%	1.58%	0.80%	$41,714	112%
Year Ended July 31, 2022	$61.91		(0.27)	(3.27)		(3.54)		—		(5.48)		(5.48)		$52.89	(6.39)%		1.50%	1.50%	(0.49)%	$33,168	58%
Year Ended July 31, 2021	$48.91		(0.24)	16.31		16.07		(0.16)		(2.91)		(3.07)		$61.91	34.03%		1.55%	1.55%	(0.45)%	$56,064	15%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$58.24		(0.07)	5.05		4.98		—		(1.04)		(1.04)		$62.18	8.58%		2.41%	2.41%	(0.39)%	$4,696	121%
Year Ended July 31, 2025	$52.29		(0.11)	6.51		6.40		—		(0.45)		(0.45)		$58.24	12.28%		2.49%	2.49%	(0.38)%	$4,704	167%
Year Ended July 31, 2024	$44.56		0.13	8.25		8.38		(0.25)		(0.40)		(0.65)		$52.29	18.80%		2.53%	2.53%	0.02%	$6,734	113%
Year Ended July 31, 2023	$41.09		(0.01)	3.96		3.95		—		(0.48)		(0.48)		$44.56	9.81%		2.58%	2.58%	(0.20)%	$11,462	112%
Year Ended July 31, 2022	$49.77		(0.72)	(2.48)		(3.20)		—		(5.48)		(5.48)		$41.09	(7.32)%		2.50%	2.50%	(1.49)%	$10,669	58%
Year Ended July 31, 2021	$40.09		(0.68)	13.27		12.59		—		(2.91)		(2.91)		$49.77	32.73%		2.55%	2.55%	(1.45)%	$7,148	15%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)
During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.09%.

242 :: Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)
Communication Services UltraSector ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$53.33	0.07	8.59	8.66	(0.07)	(0.76)	(0.83)	$61.16	16.33%	1.72%	1.72%	0.23%	$35,058	149%
Year Ended July 31, 2025(e)	$39.88	0.07	13.42	13.49	(0.04)	—	(f)	(0.04)	$53.33	33.83%	1.78%	1.78%	0.16%	$29,820	395%
Year Ended July 31, 2024(e)	$29.83	0.10	9.95	10.05	—	—	—	$39.88	33.72%	1.94%	1.78%	0.29%	$9,077	132%
Year Ended July 31, 2023(e)	$23.34	(0.01)	6.50	6.49	—	—	—	$29.83	27.80%	2.22%	1.78%	(0.03)%	$6,164	107%
Year Ended July 31, 2022(e)	$43.18	(0.36)	(19.19)	(19.55)	—	(0.29	)(g)	(0.29)	$23.34	(45.54)%	1.94%	1.78%	(1.04)%	$4,623	63%
Year Ended July 31, 2021(e)	$26.17	(0.40)	17.41	17.01	—	—	—	$43.18	65.05%	1.91%	1.82%	(1.17)%	$11,327	138%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$41.65	(0.16)	6.69	6.53	—	(0.76)	(0.76)	$47.42	15.79%	2.72%	2.72%	(0.77)%	$1,147	149%
Year Ended July 31, 2025(e)	$31.44	(0.30)	10.51	10.21	—	—	(f)	—	(f)	$41.65	32.48%	2.78%	2.78%	(0.84)%	$588	395%
Year Ended July 31, 2024(e)	$23.75	(0.16)	7.85	7.69	—	—	—	$31.44	32.38%	2.94%	2.78%	(0.71)%	$424	132%
Year Ended July 31, 2023(e)	$18.76	(0.20)	5.19	4.99	—	—	—	$23.75	26.58%	3.22%	2.78%	(1.03)%	$687	107%
Year Ended July 31, 2022(e)	$35.13	(0.65)	(15.43)	(16.08)	—	(0.29	)(g)	(0.29)	$18.76	(46.09)%	2.94%	2.78%	(2.04)%	$106	63%
Year Ended July 31, 2021(e)	$21.49	(0.68)	14.32	13.64	—	—	—	$35.13	63.43%	2.91%	2.82%	(2.17)%	$205	138%
Consumer Discretionary UltraSector ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$70.56	(0.04)	8.59	8.55	—	—	—	$79.11	12.13%	1.56%	1.55%	(0.11)%	$25,362	83%
Year Ended July 31, 2025	$58.11	0.09	12.42	(h)	12.51	(0.06)	—	(0.06)	$70.56	21.52%	1.62%	1.61%	0.14%	$49,936	264%
Year Ended July 31, 2024	$54.21	0.11	3.79	3.90	—	—	—	$58.11	7.19%	1.59%	1.59%	0.21%	$50,497	173%
Year Ended July 31, 2023	$45.84	0.02	8.35	8.37	—	—	—	$54.21	18.23%	1.63%	1.63%	0.04%	$55,834	83%
Year Ended July 31, 2022	$72.77	(0.53)	(20.66)	(21.19)	—	(5.74)	(5.74)	$45.84	(31.68)%	1.54%	1.54%	(0.86)%	$30,510	31%
Year Ended July 31, 2021	$54.08	(0.64)	21.74	21.10	—	(2.41)	(2.41)	$72.77	39.66%	1.56%	1.56%	(0.97)%	$76,287	130%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$55.79	(0.35)	6.79	6.44	—	—	—	$62.23	11.54%	2.56%	2.55%	(1.11)%	$835	83%
Year Ended July 31, 2025	$46.37	(0.44)	9.86	(h)	9.42	—	—	—	$55.79	20.32%	2.62%	2.61%	(0.86)%	$846	264%
Year Ended July 31, 2024	$43.69	(0.31)	2.99	2.68	—	—	—	$46.37	6.11%	2.59%	2.59%	(0.79)%	$594	173%
Year Ended July 31, 2023	$37.32	(0.34)	6.71	6.37	—	—	—	$43.69	17.07%	2.63%	2.63%	(0.96)%	$1,125	83%
Year Ended July 31, 2022	$60.86	(1.04)	(16.76)	(17.80)	—	(5.74)	(5.74)	$37.32	(32.37)%	2.54%	2.54%	(1.86)%	$615	31%
Year Ended July 31, 2021	$45.99	(1.19)	18.47	17.28	—	(2.41)	(2.41)	$60.86	38.29%	2.56%	2.56%	(1.97)%	$1,594	130%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)
As described in the accompanying notes to financial statements, share amounts have been adjusted for 4:1 share split that occurred on October 14, 2024.
(f)
Amount is less than $0.005.
(g)
Subsequent to the issuance of the July 31, 2022 financial statements, $0.03 of the distribution was determined to be a return of capital.
(h)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

Financial Highlights :: 243

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)
Consumer Staples UltraSector ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$74.33	0.45	4.31	4.76	(0.43)	—	(0.43)	$78.66	6.47%	2.20%	1.78%	1.23%	$7,884	1,004%
Year Ended July 31, 2025	$74.21	0.91	0.36	(e)	1.27	(1.15)	—	(1.15)	$74.33	1.72%	2.41%	1.78%	1.19%	$3,623	551%
Year Ended July 31, 2024	$73.06	1.15	1.06	2.21	(1.06)	—	(1.06)	$74.21	3.20%	2.51%	1.78%	1.68%	$3,209	173%
Year Ended July 31, 2023	$83.25	0.70	(10.89)	(10.19)	—	—	—	$73.06	(12.25)%	2.41%	1.78%	0.98%	$3,518	173%
Year Ended July 31, 2022	$91.85	(0.44)	(3.77)	(4.21)	—	(4.39)	(4.39)	$83.25	(5.34)%	1.88%	1.78%	(0.48)%	$3,965	142%
Year Ended July 31, 2021(f)	$59.24	(0.31)	32.92	32.61	—	—	—	$91.85	55.06%	1.88%	1.78%	(0.40)%	$4,950	209%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$64.32	0.13	3.67	3.80	—	—	—	$68.12	5.91%	3.20%	2.78%	0.23%	$525	1,004%
Year Ended July 31, 2025	$64.30	0.25	0.20	(e)	0.45	(0.43)	—	(0.43)	$64.32	0.70%	3.40%	2.77%	0.20%	$152	551%
Year Ended July 31, 2024	$63.32	0.55	0.77	1.32	(0.34)	—	(0.34)	$64.30	2.15%	3.50%	2.77%	0.69%	$152	173%
Year Ended July 31, 2023	$72.87	0.08	(9.63)	(9.55)	—	—	—	$63.32	(13.12)%	3.40%	2.77%	(0.01)%	$293	173%
Year Ended July 31, 2022	$81.66	(1.27)	(3.13)	(4.40)	—	(4.39)	(4.39)	$72.87	(6.25)%	2.88%	2.78%	(1.48)%	$241	142%
Year Ended July 31, 2021(f)	$53.19	(1.01)	29.48	28.47	—	—	—	$81.66	53.53%	2.88%	2.78%	(1.40)%	$441	209%
Energy UltraSector ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$39.67	0.38	9.79	10.17	(1.11)	—	(1.11)	$48.73	26.23%	1.59%	1.59%	1.87%	$17,244	266%
Year Ended July 31, 2025	$46.17	0.71	(5.95)	(5.24)	(1.26)	—	(1.26)	$39.67	(11.33)%	1.65%	1.65%	1.78%	$16,890	374%
Year Ended July 31, 2024	$42.69	0.93	2.90	3.83	(0.35)	—	(0.35)	$46.17	9.09%	1.58%	1.57%	2.17%	$23,691	158%
Year Ended July 31, 2023	$38.26	0.87	4.76	5.63	(0.77)	(0.43)	(1.20)	$42.69	14.73%	1.58%	1.58%	2.13%	$32,584	208%
Year Ended July 31, 2022	$19.35	0.44	18.84	19.28	(0.37)	—	(0.37)	$38.26	100.88%	1.51%	1.51%	1.47%	$42,754	117%
Year Ended July 31, 2021	$11.97	0.23	7.38	7.61	(0.23)	—	(0.23)	$19.35	64.47%	1.64%	1.64%	1.36%	$29,753	239%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$33.49	0.21	8.22	8.43	(0.69)	—	(0.69)	$41.23	25.63%	2.58%	2.58%	0.88%	$756	266%
Year Ended July 31, 2025	$39.14	0.36	(5.15)	(4.79)	(0.86)	—	(0.86)	$33.49	(12.24)%	2.65%	2.65%	0.78%	$749	374%
Year Ended July 31, 2024	$36.24	0.56	2.34	2.90	—	—	—	$39.14	8.00%	2.58%	2.57%	1.17%	$1,190	158%
Year Ended July 31, 2023	$32.52	0.52	3.89	4.41	(0.26)	(0.43)	(0.69)	$36.24	13.56%	2.58%	2.58%	1.13%	$1,164	208%
Year Ended July 31, 2022	$16.49	0.18	16.02	16.20	(0.17)	—	(0.17)	$32.52	98.87%	2.51%	2.51%	0.47%	$2,284	117%
Year Ended July 31, 2021	$10.27	0.09	6.27	6.36	(0.14)	—	(0.14)	$16.49	62.71%	2.64%	2.64%	0.36%	$1,395	239%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)
As described in the accompanying notes to financial statements, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.

244 :: Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities					Distributions to Shareholders From					Ratios to Average Net Assets				Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)		Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)
Europe 30 ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$17.05		0.05	4.01	4.06			(0.32)	(0.32)	$20.79		24.17%		1.94%	1.78%	0.50%	$4,788	313%
Year Ended July 31, 2025	$15.90		0.29	0.86	1.15			—	—	$17.05		7.23%		2.53%	1.78%	1.75%	$3,772	712%
Year Ended July 31, 2024	$13.91		0.35	1.87	2.22			(0.23)	(0.23)	$15.90		15.96%		2.93%	1.78%	2.31%	$3,733	804%
Year Ended July 31, 2023	$12.98		0.28	1.12	1.40			(0.47)	(0.47)	$13.91		10.95%		2.85%	1.78%	2.12%	$4,431	716%
Year Ended July 31, 2022	$13.97		0.23	(1.10)	(0.87)			(0.12)	(0.12)	$12.98		(6.25)%		2.32%	1.78%	1.68%	$4,540	954%
Year Ended July 31, 2021	$10.91		0.13	3.23	3.36			(0.30)	(0.30)	$13.97		31.39%		2.15%	1.78%	1.03%	$3,190	522%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$18.47		(0.05)	4.36	4.31			(0.19)	(0.19)	$22.59		23.58%		2.94%	2.78%	(0.50)%	$824	313%
Year Ended July 31, 2025	$17.39		0.11	0.97	1.08			—	—	$18.47		6.21%		3.53%	2.78%	0.75%	$495	712%
Year Ended July 31, 2024	$15.22		0.18	2.07	2.25			(0.08)	(0.08)	$17.39		14.77%		3.93%	2.78%	1.31%	$481	804%
Year Ended July 31, 2023	$14.05		0.14	1.22	1.36			(0.19)	(0.19)	$15.22		9.82%		3.85%	2.78%	1.12%	$207	716%
Year Ended July 31, 2022	$15.25		0.08	(1.16)	(1.08)			(0.12)	(0.12)	$14.05		(7.11)%		3.32%	2.78%	0.68%	$187	954%
Year Ended July 31, 2021	$11.90		(0.01)	3.54	3.53			(0.18)	(0.18)	$15.25		30.05%		3.15%	2.78%	0.03%	$212	522%
Falling U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$13.81		0.15	0.25	0.40			(0.34)	(0.34)	$13.87		2.95%		4.58%	1.78%	2.11%	$1,695	—
Year Ended July 31, 2025	$13.90		0.35	0.21	0.56			(0.65)	(0.65)	$13.81		4.42%		4.30%	1.78%	2.55%	$1,399	—
Year Ended July 31, 2024	$14.36		0.48	(0.58)	(0.10)			(0.36)	(0.36)	$13.90		(0.75)%		5.52%	1.78%	3.45%	$1,139	—
Year Ended July 31, 2023	$13.81		0.33	0.22	0.55			—	—	$14.36		3.91%		4.53%	1.78%	2.37%	$1,422	—
Year Ended July 31, 2022	$16.23		(0.23)	(2.19)	(2.42)			—	—	$13.81		(14.85)%		4.94%	1.78%	(1.53)%	$750	—
Year Ended July 31, 2021	$16.41		(0.29)	0.11	(0.18)			—	—	$16.23		(1.10)%		3.20%	1.78%	(1.77)%	$1,240	—
Service Class
Six Months Ended January 31, 2026 (unaudited)	$12.44		0.09	0.19	0.28			(0.05)	(0.05)	$12.67		2.32%		5.58%	2.78%	1.11%	$8	—
Year Ended July 31, 2025	$12.34		0.23	0.16	0.39			(0.29)	(0.29)	$12.44		3.35%		5.30%	2.78%	1.55%	$6	—
Year Ended July 31, 2024	$12.76		0.36	(0.52)	(0.16)			(0.26)	(0.26)	$12.34		(1.41)%		6.52%	2.78%	2.45%	$8	—
Year Ended July 31, 2023	$12.44		0.21	0.11	0.32			—	—	$12.76		2.82%		5.53%	2.78%	1.37%	$3	—
Year Ended July 31, 2022	$14.71		(0.37)	(1.90)	(2.27)			—	—	$12.44		(15.80)%		5.94%	2.78%	(2.53)%	$3	—
Year Ended July 31, 2021	$15.05		(0.44)	0.10	(0.34)			—	—	$14.71		(2.12)%		4.20%	2.78%	(2.77)%	$2	—
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

Financial Highlights :: 245

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets					Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(c)		Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)
Financials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$45.67		0.11	0.56 (e)	0.67			—	—		—	$46.34	1.49%			1.60%	1.58%	0.49%	$7,388	261%
Year Ended July 31, 2025	$37.02		0.25	9.30	9.55			(0.20)	(0.70)		(0.90)	$45.67	26.02	%(f)		1.67%	1.67%	0.58%	$35,205	313%
Year Ended July 31, 2024	$27.73		0.23	9.14	9.37			(0.08)	—		(0.08)	$37.02	33.84%			1.82%	1.80%	0.72%	$33,786	178%
Year Ended July 31, 2023	$26.94		0.12	0.67	0.79			—	—		—	$27.73	2.89	%(g)		2.18%	1.89%	0.49%	$4,428	68%
Year Ended July 31, 2022	$32.99		(0.13)	(3.52)	(3.65)			—	(2.40	)(h)	(2.40)	$26.94	(12.30)%			1.73%	1.72%	(0.41)%	$5,211	306%
Year Ended July 31, 2021	$19.18		(0.11)	13.92	13.81			—	—		—	$32.99	72.00%			1.79%	1.75%	(0.38)%	$11,499	650%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$36.51		(0.08)	0.43 (e)	0.35			—	—		—	$36.86	0.96%			2.60%	2.58%	(0.51)%	$771	261%
Year Ended July 31, 2025	$29.87		(0.09)	7.43	7.34			—	(0.70)		(0.70)	$36.51	24.79	%(f)		2.67%	2.67%	(0.42)%	$463	313%
Year Ended July 31, 2024	$22.56		(0.02)	7.33	7.31			—	—		—	$29.87	32.40%			2.82%	2.80%	(0.28)%	$680	178%
Year Ended July 31, 2023	$22.14		(0.09)	0.51	0.42			—	—		—	$22.56	1.90	%(g)		3.18%	2.89%	(0.51)%	$335	68%
Year Ended July 31, 2022	$27.76		(0.40)	(2.82)	(3.22)			—	(2.40	)(h)	(2.40)	$22.14	(13.15)%			2.73%	2.72%	(1.41)%	$535	306%
Year Ended July 31, 2021	$16.31		(0.33)	11.78	11.45			—	—		—	$27.76	70.20%			2.79%	2.75%	(1.38)%	$675	650%
Health Care UltraSector ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$88.62		0.29	24.24	24.53			(0.20)	—		(0.20)	$112.95	27.73%			1.66%	1.66%	0.55%	$37,291	205%
Year Ended July 31, 2025	$113.18		0.67	(24.42)	(23.75)			(0.81)	—		(0.81)	$88.62	(21.05)%			1.76%	1.76%	0.64%	$8,907	99%
Year Ended July 31, 2024	$98.82		0.87	13.75	14.62			(0.26)	—		(0.26)	$113.18	14.83	%(i)		1.69%	1.68%	0.86%	$13,841	55%
Year Ended July 31, 2023	$99.80		0.46	(1.44)	(0.98)			—	—		—	$98.82	(0.99	)%(j)		1.73%	1.73%	0.48%	$13,229	77%
Year Ended July 31, 2022	$106.01		(0.51)	(5.70)	(6.21)			—	—		—	$99.80	(5.85)%			1.61%	1.61%	(0.50)%	$16,631	110%
Year Ended July 31, 2021	$75.52		(0.50)	30.99	30.49			—	—		—	$106.01	40.37%			1.73%	1.73%	(0.59)%	$40,753	226%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$70.31		(0.12)	19.13	19.01			—	—		—	$89.32	27.09%			2.66%	2.66%	(0.45)%	$748	205%
Year Ended July 31, 2025	$89.95		(0.16)	(19.48)	(19.64)			—	—		—	$70.31	(21.82)%			2.76%	2.76%	(0.36)%	$745	99%
Year Ended July 31, 2024	$79.12		0.05	10.78	10.83			—	—		—	$89.95	13.69	%(i)		2.69%	2.68%	(0.14)%	$1,163	55%
Year Ended July 31, 2023	$80.71		(0.32)	(1.27)	(1.59)			—	—		—	$79.12	(1.98	)%(j)		2.73%	2.73%	(0.52)%	$1,153	77%
Year Ended July 31, 2022	$86.59		(1.35)	(4.53)	(5.88)			—	—		—	$80.71	(6.79)%			2.61%	2.61%	(1.50)%	$1,075	110%
Year Ended July 31, 2021	$62.29		(1.19)	25.49	24.30			—	—		—	$86.59	39.03%			2.71%	2.71%	(1.57)%	$1,213	226%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)
During the year ended July 31, 2025, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.10%.
(g)
During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.97%.
(h)
Subsequent to the issuance of the July 31, 2022 financial statements, less than $0.005 of the distribution was determined to be a return of capital.
(i)
During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.10%.
(j)
During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.05%.

246 :: Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities					Distributions to Shareholders From							Ratios to Average Net Assets					Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)		Portfolio Turnover Rate(b)(d)
Industrials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$76.48		0.07	8.82		8.89		(0.31)		(1.04)		(1.35)		$84.02	11.80%		2.35%	1.78%	0.18%	$10,726	882%
Year Ended July 31, 2025	$63.50		0.23	14.84		15.07		(0.89)		(1.20)		(2.09)		$76.48	24.37%		2.10%	1.78%	0.35%	$7,065	805%
Year Ended July 31, 2024	$52.58		0.40	10.52		10.92		—		—		—		$63.50	20.77%		1.85%	1.78%	0.69%	$6,016	391%
Year Ended July 31, 2023	$46.85		0.19	5.54		5.73		—		—		—		$52.58	12.21%		2.30%	1.78%	0.42%	$8,515	264%
Year Ended July 31, 2022	$61.05		(0.40)	(11.73)	(12.13)			(2.07	)(e)	—		(2.07)		$46.85	(20.49)%		1.88%	1.75%	(0.70)%	$3,354	174%
Year Ended July 31, 2021	$36.50		(0.44)	24.99		24.55		—		—		—		$61.05	67.26%		1.86%	1.78%	(0.84)%	$19,362	427%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$62.65		(0.25)	7.16		6.91		—		(1.04)		(1.04)		$68.52	11.21%		3.35%	2.78%	(0.82)%	$673	882%
Year Ended July 31, 2025	$52.37		(0.33)	12.12		11.81		(0.33)		(1.20)		(1.53)		$62.65	23.07%		3.10%	2.78%	(0.65)%	$320	805%
Year Ended July 31, 2024	$43.81		(0.06)	8.62		8.56		—		—		—		$52.37	19.54%		2.58%	2.78%	(0.31)%	$292	391%
Year Ended July 31, 2023	$39.45		(0.19)	4.55		4.36		—		—		—		$43.81	11.05%		3.30%	2.78%	(0.58)%	$244	264%
Year Ended July 31, 2022	$52.23		(0.85)	(9.86)	(10.71)			(2.07	)(e)	—		(2.07)		$39.45	(21.29)%		2.88%	2.75%	(1.70)%	$276	174%
Year Ended July 31, 2021	$31.55		(0.89)	21.57		20.68		—		—		—		$52.23	65.58%		2.86%	2.78%	(1.84)%	$404	427%
Internet UltraSector ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$63.82		(0.09)	(5.67)		(5.76)		—		—		—		$58.06	(9.01)%		1.32%	1.32%	(0.30)%	$79,859	9%
Year Ended July 31, 2025	$42.01		(0.13)	21.94		21.81		—		—		—		$63.82	51.92	%(f)	1.48%	1.48%	(0.24)%	$101,692	112%
Year Ended July 31, 2024	$36.15		(0.09)	5.95		5.86		—		—		—		$42.01	16.21%		1.50%	1.49%	(0.25)%	$74,779	40%
Year Ended July 31, 2023	$28.60		(0.13)	7.68		7.55		—		—		—		$36.15	26.40%		1.55%	1.55%	(0.47)%	$84,071	24%
Year Ended July 31, 2022	$79.79		(0.68)	(39.88)	(40.56)			—		(10.63)		(10.63)		$28.60	(57.90)%		1.48%	1.48%	(1.28)%	$76,762	26%
Year Ended July 31, 2021(g)	$66.20		(0.95)	28.88		27.93		—		(14.34)		(14.34)		$79.79	45.51%		1.52%	1.52%	(1.34)%	$224,716	55%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$40.38		(0.29)	(3.54)		(3.83)		—		—		—		$36.55	(9.46)%		2.32%	2.32%	(1.30)%	$3,393	9%
Year Ended July 31, 2025	$26.85		(0.47)	14.00		13.53		—		—		—		$40.38	50.39	%(f)	2.48%	2.48%	(1.24)%	$4,736	112%
Year Ended July 31, 2024	$23.34		(0.34)	3.85		3.51		—		—		—		$26.85	15.04%		2.50%	2.49%	(1.25)%	$3,329	40%
Year Ended July 31, 2023	$18.65		(0.30)	4.99		4.69		—		—		—		$23.34	25.15%		2.55%	2.55%	(1.47)%	$4,133	24%
Year Ended July 31, 2022	$56.65		(1.05)	(26.32)	(27.37)			—		(10.63)		(10.63)		$18.65	(58.32)%		2.48%	2.48%	(2.28)%	$3,642	26%
Year Ended July 31, 2021(g)	$50.74		(1.49)	21.74		20.25		—		(14.34)		(14.34)		$56.65	44.07%		2.52%	2.52%	(2.34)%	$14,190	55%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)
Subsequent to the issuance of the July 31, 2022 financial statements, less than $0.005 of the distribution was determined to be a return of capital.
(f)
During the year ended July 31, 2025, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.10%.
(g)
As described in the accompanying notes to financial statements, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.

Financial Highlights :: 247

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)
Large-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$50.68	(0.25)	4.50	4.25	—	(0.81)	(0.81)	$54.12	8.40	%(e)	1.61%	1.61%	(0.94)%	$17,107	322%
Year Ended July 31, 2025(f)	$41.13	(0.42)	9.97	9.55	—	—	—	$50.68	23.23%	1.71%	1.70%	(0.94)%	$24,764	1,217%
Year Ended July 31, 2024(f)	$33.56	(0.31)	8.41	8.10	—	(0.53)	(0.53)	$41.13	24.47%	1.73%	1.73%	(0.86)%	$20,990	1,061%
Year Ended July 31, 2023(f)	$32.29	(0.18)	1.99	1.81	—	(0.54)	(0.54)	$33.56	5.98%	1.82%	1.82%	(0.60)%	$12,856	322%
Year Ended July 31, 2022(f)	$36.51	(0.30)	(3.53)	(3.83)	—	(0.39)	(0.39)	$32.29	(10.69	)%(g)	1.57%	1.57%	(0.84)%	$11,048	756%
Year Ended July 31, 2021(f)	$27.97	(0.20)	9.78	9.58	—	(1.04)	(1.04)	$36.51	34.95%	1.59%	1.59%	(0.66)%	$31,409	297%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$38.93	(0.45)	3.51	3.06	—	(0.81)	(0.81)	$41.18	7.88	%(e)	2.59%	2.59%	(1.92)%	$2,144	322%
Year Ended July 31, 2025(f)	$31.91	(0.76)	7.78	7.02	—	—	—	$38.93	22.00%	2.69%	2.68%	(1.92)%	$1,871	1,217%
Year Ended July 31, 2024(f)	$26.41	(0.59)	6.62	6.03	—	(0.53)	(0.53)	$31.91	23.23%	2.72%	2.72%	(1.85)%	$2,034	1,061%
Year Ended July 31, 2023(f)	$25.80	(0.41)	1.56	1.15	—	(0.54)	(0.54)	$26.41	4.94%	2.81%	2.81%	(1.59)%	$1,179	322%
Year Ended July 31, 2022(f)	$29.53	(0.58)	(2.76)	(3.34)	—	(0.39)	(0.39)	$25.80	(11.56	)%(g)	2.56%	2.56%	(1.83)%	$1,234	756%
Year Ended July 31, 2021(f)	$23.02	(0.46)	8.01	7.55	—	(1.04)	(1.04)	$29.53	33.61%	2.58%	2.58%	(1.66)%	$1,467	297%
Large-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$109.62	0.12	11.01	11.13	—	(4.90)	(4.90)	$115.85	10.26%	1.90%	1.78%	0.20%	$3,235	1,145%
Year Ended July 31, 2025	$108.03	(0.03)	4.03	4.00	(1.02)	(1.39)	(2.41)	$109.62	3.76	%(h)	1.79%	1.78%	(0.03)%	$2,857	1,805%
Year Ended July 31, 2024	$94.45	0.31	13.27	13.58	—	—	—	$108.03	14.38%	1.82%	1.82%	0.33%	$4,800	762%
Year Ended July 31, 2023	$82.34	0.15	12.10	12.25	(0.14)	—	(0.14)	$94.45	14.90%	1.94%	1.87%	0.19%	$5,469	647%
Year Ended July 31, 2022	$84.34	0.38	(1.79)	(1.41)	(0.59)	—	(0.59)	$82.34	(1.72)%	1.65%	1.65%	0.45%	$18,196	1,059%
Year Ended July 31, 2021	$63.28	0.47	20.59	21.06	—	—	—	$84.34	33.28%	1.71%	1.71%	0.63%	$4,334	769%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$93.63	(0.37)	9.34	8.97	—	(4.90)	(4.90)	$97.70	9.70%	2.90%	2.78%	(0.80)%	$1,835	1,145%
Year Ended July 31, 2025	$92.51	(0.95)	3.46	2.51	—	(1.39)	(1.39)	$93.63	2.74	%(h)	2.79%	2.78%	(1.02)%	$1,717	1,805%
Year Ended July 31, 2024	$81.71	(0.53)	11.33	10.80	—	—	—	$92.51	13.22%	2.82%	2.82%	(0.67)%	$2,375	762%
Year Ended July 31, 2023	$71.84	(0.58)	10.45	9.87	—	—	—	$81.71	13.72%	2.94%	2.87%	(0.81)%	$2,541	647%
Year Ended July 31, 2022	$73.84	(0.36)	(1.64)	(2.00)	—	—	—	$71.84	(2.69)%	2.65%	2.65%	(0.55)%	$1,784	1,059%
Year Ended July 31, 2021	$55.95	(0.19)	18.08	17.89	—	—	—	$73.84	31.97%	2.71%	2.71%	(0.37)%	$1,855	769%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)
During the six months ended January 31, 2026, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.29%.
(f)
As described in the accompanying notes to financial statements, share amounts have been adjusted for 4:1 share split that occurred on October 14, 2024.
(g)
During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.03%.
(h)
During the year ended July 31, 2025, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.18%.

248 :: Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets					Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)		Portfolio Turnover Rate(b)(d)
Materials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$105.48		0.54	17.98	18.52			(1.96)	—	(1.96)		$122.04	17.78%		1.87%	1.57%		0.98%	$33,527	314%
Year Ended July 31, 2025	$117.84		0.75	(12.16)	(11.41)			(0.95)	—	(0.95)		$105.48	(9.65)%		2.14%	1.78%		0.69%	$3,179	764%
Year Ended July 31, 2024	$109.45		0.91	8.51	9.42			(1.03)	—	(1.03)		$117.84	8.69%		2.05%	1.78%		0.87%	$4,985	146%
Year Ended July 31, 2023	$92.29		0.69	16.47	17.16			—	—	—		$109.45	18.58%		2.07%	1.82%		0.72%	$8,535	188%
Year Ended July 31, 2022	$101.46		(0.29)	(8.88)	(9.17)			—	—	—		$92.29	(9.03)%		1.93%	1.89%		(0.28)%	$4,652	194%
Year Ended July 31, 2021	$63.17		(0.16)	38.67	38.51			(0.01)	(0.21)	(0.22)		$101.46	61.04%		1.82%	1.78%		(0.19)%	$10,709	698%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$90.15		0.07	15.24	15.31			(1.53)	—	(1.53)		$103.93	17.18%		2.87%	2.57%		(0.02)%	$264	314%
Year Ended July 31, 2025	$100.78		(0.19)	(10.44)	(10.63)			—	—	—		$90.15	(10.56)%		3.14%	2.78%		(0.31)%	$260	764%
Year Ended July 31, 2024	$93.71		0.03	7.08	7.11			(0.04)	—	(0.04)		$100.78	7.62%		3.05%	2.78%		(0.13)%	$387	146%
Year Ended July 31, 2023	$79.82		(0.15)	14.04	13.89			—	—	—		$93.71	17.37%		3.07%	2.82%		(0.28)%	$961	188%
Year Ended July 31, 2022	$88.60		(1.18)	(7.60)	(8.78)			—	—	—		$79.82	(9.91)%		2.93%	2.89%		(1.28)%	$510	194%
Year Ended July 31, 2021	$55.74		(0.92)	33.99	33.07			—	(0.21)	(0.21)		$88.60	59.44%		2.82%	2.78%		(1.19)%	$983	698%
Mid-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$107.57		(0.48)	8.85	8.37			—	(3.70)	(3.70)		$112.24	7.88%		2.05%	1.78%		(0.90)%	$3,884	175%
Year Ended July 31, 2025	$108.23		(0.89)	1.19	0.30			—	(0.96)	(0.96)		$107.57	0.29%		2.11%	1.78%		(0.88)%	$3,589	457%
Year Ended July 31, 2024	$92.40		(0.70)	16.53	15.83			—	—	—		$108.23	17.13	%(e)	2.00%	1.78%		(0.75)%	$4,934	650%
Year Ended July 31, 2023	$88.50		(0.60)	7.15	6.55			—	(2.65)	(2.65)		$92.40	7.83%		2.20%	1.82%		(0.71)%	$28,388	382%
Year Ended July 31, 2022	$128.38		(1.19)	(11.75)	(12.94)			—	(26.94)	(26.94)		$88.50	(13.02)%		2.35%	2.04	%(f)	(1.19)%	$2,708	197%
Year Ended July 31, 2021	$96.99		(0.78)	35.25	34.47			—	(3.08)	(3.08)		$128.38	35.95%		1.69%	1.69%		(0.74)%	$3,719	233%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$77.41		(0.88)	6.45	5.57			—	(3.70)	(3.70)		$79.28	7.33%		3.05%	2.78%		(1.90)%	$641	175%
Year Ended July 31, 2025	$78.93		(1.65)	1.09	(0.56)			—	(0.96)	(0.96)		$77.41	(0.70)%		3.11%	2.78%		(1.88)%	$661	457%
Year Ended July 31, 2024	$68.08		(1.41)	12.26	10.85			—	—	—		$78.93	15.94	%(e)	3.00%	2.78%		(1.75)%	$714	650%
Year Ended July 31, 2023	$66.59		(1.24)	5.38	4.14			—	(2.65)	(2.65)		$68.08	6.77%		3.20%	2.82%		(1.71)%	$543	382%
Year Ended July 31, 2022	$104.06		(2.01)	(8.52)	(10.53)			—	(26.94)	(26.94)		$66.59	(13.90)%		3.35%	3.04	%(f)	(2.19)%	$522	197%
Year Ended July 31, 2021	$79.88		(1.74)	29.00	27.26			—	(3.08)	(3.08)		$104.06	34.61%		2.69%	2.69%		(1.74)%	$782	233%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)
During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.07%.
(f)
The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end.

Financial Highlights :: 249

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities					Distributions to Shareholders From					Ratios to Average Net Assets					Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities		Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)		Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)
Mid-Cap ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$124.66		0.33	10.99		11.32			(0.53)	—	(0.53)	$135.45	9.10	%(e)		1.91%	1.78%	0.55%	$5,223	372%
Year Ended July 31, 2025	$124.88		0.68	0.67	(f)	1.35			(1.57)	—	(1.57)	$124.66	1.09%			1.88%	1.78%	0.60%	$3,893	486%
Year Ended July 31, 2024	$110.42		0.90	13.56		14.46			— (g)	—	— (g)	$124.88	13.10	%(h)		1.86%	1.78%	0.84%	$5,812	262%
Year Ended July 31, 2023	$102.00		0.42	8.00		8.42			—	—	—	$110.42	8.24	%(i)		1.92%	1.78%	0.45%	$3,576	767%
Year Ended July 31, 2022	$112.82		(0.80)	(7.51)		(8.31)			—	(2.51)	(2.51)	$102.00	(7.57	)%(j)		1.95%	1.82%	(0.76)%	$3,106	18%
Year Ended July 31, 2021	$78.62		(1.05)	35.48		34.43			—	(0.23)	(0.23)	$112.82	43.91%			1.83%	1.83%	(1.06)%	$6,198	107%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$96.67		(0.18)	8.43		8.25			(0.12)	—	(0.12)	$104.80	8.55	%(e)		2.91%	2.78%	(0.45)%	$4,017	372%
Year Ended July 31, 2025	$96.81		(0.27)	0.34	(f)	0.07			(0.21)	—	(0.21)	$96.67	0.08%			2.88%	2.78%	(0.40)%	$3,724	486%
Year Ended July 31, 2024	$86.45		0.02	10.34		10.36			—	—	—	$96.81	11.97	%(h)		2.86%	2.78%	(0.16)%	$4,707	262%
Year Ended July 31, 2023	$80.67		(0.38)	6.16		5.78			—	—	—	$86.45	7.16	%(i)		2.92%	2.78%	(0.55)%	$781	767%
Year Ended July 31, 2022	$90.61		(1.66)	(5.77)		(7.43)			—	(2.51)	(2.51)	$80.67	(8.47	)%(j)		2.95%	2.82%	(1.76)%	$795	18%
Year Ended July 31, 2021	$63.84		(1.86)	28.86		27.00			—	(0.23)	(0.23)	$90.61	42.47%			2.83%	2.83%	(2.06)%	$816	107%
Mid-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$113.50		(0.12)	11.69		11.57			(0.56)	—	(0.56)	$124.51	10.22	%(k)		2.89%	1.78%	(0.20)%	$1,879	2,205%
Year Ended July 31, 2025	$111.40		(0.12)	2.33	(f)	2.21			(0.11)	—	(0.11)	$113.50	1.98%			2.15%	1.78%	(0.11)%	$1,679	988%
Year Ended July 31, 2024	$101.72		0.07	9.61		9.68			—	—	—	$111.40	9.52	%(l)		2.72%	1.78%	0.07%	$4,007	238%
Year Ended July 31, 2023	$93.28		0.06	8.38		8.44			—	—	—	$101.72	9.04	%(m)		2.09%	1.78%	0.07%	$2,321	495%
Year Ended July 31, 2022	$95.91		0.19	(1.93)		(1.74)			—	(0.89)	(0.89)	$93.28	(1.86	)%(n)		1.85%	1.78%	0.21%	$21,740	512%
Year Ended July 31, 2021	$62.48		0.10	33.50		33.60			(0.17)	—	(0.17)	$95.91	53.86%			1.86%	1.78%	0.13%	$4,856	772%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$87.88		(0.58)	9.07		8.49			—	—	—	$96.37	9.66	%(k)		3.89%	2.78%	(1.20)%	$366	2,205%
Year Ended July 31, 2025	$87.02		(1.00)	1.86	(f)	0.86			—	—	—	$87.88	0.99%			3.15%	2.78%	(1.11)%	$363	988%
Year Ended July 31, 2024	$80.26		(0.72)	7.48		6.76			—	—	—	$87.02	8.42	%(l)		3.72%	2.78%	(0.93)%	$541	238%
Year Ended July 31, 2023	$74.33		(0.68)	6.61		5.93			—	—	—	$80.26	7.96	%(m)		3.09%	2.78%	(0.93)%	$577	495%
Year Ended July 31, 2022	$77.37		(0.57)	(1.58)		(2.15)			—	(0.89)	(0.89)	$74.33	(2.84	)%(n)		2.85%	2.78%	(0.79)%	$620	512%
Year Ended July 31, 2021	$50.79		(0.57)	27.15		26.58			—	—	—	$77.37	52.35%			2.86%	2.78%	(0.87)%	$649	772%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)
During the six months ended January 31, 2026, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.42%.
(f)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(g)
Amount is less than $0.005.
(h)
During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.04%.
(i)
During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.03%.
(j)
During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.04%.
(k)
During the six months ended January 31, 2026, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.23%.
(l)
During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.21%.
(m)
During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.
(n)
During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.

250 :: Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities					Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)		Portfolio Turnover Rate(b)(d)
Nasdaq‑100 ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$48.88		0.14	4.42		4.56		(0.30)		(0.60)		(0.90)		$52.54	9.33%	1.48%	1.48%	0.53%	$119,200	263%
Year Ended July 31, 2025(e)	$41.80		0.31	7.11		7.42		(0.34)		—		(0.34)		$48.88	17.83%	1.47%	1.47%	0.71%	$118,651	131%
Year Ended July 31, 2024(e)	$34.45		0.57	6.78		7.35		—		—		—		$41.80	21.31%	1.54%	1.53%	1.58%	$126,080	30%
Year Ended July 31, 2023(e)	$28.79		0.36	5.30		5.66		—		—		—		$34.45	19.68%	1.52%	1.52%	1.32%	$125,665	136%
Year Ended July 31, 2022(e)	$34.80		(0.32)	(4.77)		(5.09)		—		(0.92)		(0.92)		$28.79	(15.20)%	1.46%	1.46%	(0.97)%	$48,382	635%
Year Ended July 31, 2021(e)	$26.05		(0.30)	9.38		9.08		—		(0.33)		(0.33)		$34.80	35.07%	1.48%	1.48%	(1.01)%	$153,313	440%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$37.39		(0.06)	3.33		3.27		—		(0.60)		(0.60)		$40.06	8.77%	2.48%	2.48%	(0.47)%	$9,049	263%
Year Ended July 31, 2025(e)	$32.15		(0.04)	5.37		5.33		(0.09)		—		(0.09)		$37.39	16.61%	2.47%	2.47%	(0.29)%	$9,109	131%
Year Ended July 31, 2024(e)	$26.77		0.29	5.09		5.38		—		—		—		$32.15	20.08%	2.54%	2.53%	0.58%	$10,084	30%
Year Ended July 31, 2023(e)	$22.60		0.15	4.02		4.17		—		—		—		$26.77	18.44%	2.52%	2.52%	0.32%	$7,960	136%
Year Ended July 31, 2022(e)	$27.78		(0.58)	(3.68)		(4.26)		—		(0.92)		(0.92)		$22.60	(16.03)%	2.46%	2.46%	(1.97)%	$6,964	635%
Year Ended July 31, 2021(e)	$21.06		(0.54)	7.59		7.05		—		(0.33)		(0.33)		$27.78	33.74%	2.48%	2.48%	(2.01)%	$7,473	440%
Oil & Gas Equipment & Services UltraSector ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$63.92		0.36	47.88		48.24		(0.73)		—		(0.73)		$111.43	75.86%	1.50%	1.50%	0.90%	$18,258	34%
Year Ended July 31, 2025	$124.72		0.70	(61.05)	(60.35)			(0.45)		—		(0.45)		$63.92	(48.48)%	1.74%	1.74%	0.90%	$10,558	149%
Year Ended July 31, 2024	$124.18		0.41	0.13		0.54		—		—		—		$124.72	0.43%	1.69%	1.69%	0.38%	$14,487	217%
Year Ended July 31, 2023	$77.29		0.11	46.78		46.89		—		—		—		$124.18	60.67%	1.68%	1.68%	0.12%	$14,708	255%
Year Ended July 31, 2022	$61.47		(0.51)	16.33		15.82		—		—		—		$77.29	25.74%	1.65%	1.65%	(0.69)%	$13,020	218%
Year Ended July 31, 2021(f)	$36.47		(0.47)	25.55		25.08		(0.08)		—		(0.08)		$61.47	68.77%	1.73%	1.71%	(0.80)%	$15,229	727%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$55.18		— (g)	41.36		41.36		—		—		—		$96.54	75.01%	2.50%	2.50%	(0.10)%	$682	34%
Year Ended July 31, 2025	$108.24		0.04	(53.10)	(53.06)			—		—		—		$55.18	(49.03)%	2.74%	2.74%	(0.10)%	$96	149%
Year Ended July 31, 2024	$108.85		(0.55)	(0.06)		(0.61)		—		—		—		$108.24	(0.55)%	2.69%	2.69%	(0.62)%	$88	217%
Year Ended July 31, 2023	$68.41		(0.71)	41.15		40.44		—		—		—		$108.85	59.09%	2.68%	2.68%	(0.88)%	$3,223	255%
Year Ended July 31, 2022	$54.96		(1.20)	14.65		13.45		—		—		—		$68.41	24.49%	2.65%	2.65%	(1.69)%	$1,247	218%
Year Ended July 31, 2021(f)	$32.90		(0.95)	23.01		22.06		—		—		—		$54.96	67.15%	2.73%	2.71%	(1.80)%	$621	727%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)
As described in the accompanying notes to financial statements, share amounts have been adjusted for 4:1 share split that occurred on October 14, 2024.
(f)
As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.
(g)
Amount is less than $0.005.

Financial Highlights :: 251

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities					Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)		Portfolio Turnover Rate(b)(d)
Pharmaceuticals UltraSector ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$22.47		(0.04)	11.63		11.59		(0.31)		—		(0.31)		$33.75	51.53%	2.06%	1.78%	(0.25)%	$3,725	194%
Year Ended July 31, 2025	$25.60		0.10	(2.97)		(2.87)		(0.26)		—		(0.26)		$22.47	(11.30)%	2.53%	1.78%	0.42%	$2,249	178%
Year Ended July 31, 2024	$27.07		0.20	(1.55)		(1.35)		(0.12)		—		(0.12)		$25.60	(4.98)%	2.47%	1.78%	0.87%	$2,770	207%
Year Ended July 31, 2023	$28.86		0.16	(1.95)		(1.79)		—		—		—		$27.07	(6.20)%	2.21%	1.78%	0.62%	$3,451	272%
Year Ended July 31, 2022	$30.56		(0.06)	(0.41)		(0.47)		—		(1.23)		(1.23)		$28.86	(1.71)%	2.13%	1.78%	(0.20)%	$3,828	185%
Year Ended July 31, 2021	$22.94		(0.09)	7.81		7.72		—		(0.10)		(0.10)		$30.56	33.74%	2.27%	1.78%	(0.33)%	$3,961	204%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$18.54		(0.16)	9.58		9.42		—		—		—		$27.96	50.86%	3.06%	2.78%	(1.25)%	$177	194%
Year Ended July 31, 2025	$21.10		(0.10)	(2.46)		(2.56)		—		—		—		$18.54	(12.13)%	3.53%	2.78%	(0.58)%	$136	178%
Year Ended July 31, 2024	$22.44		0.01	(1.35)		(1.34)		—		—		—		$21.10	(5.97)%	3.47%	2.78%	(0.13)%	$236	207%
Year Ended July 31, 2023	$24.14		(0.06)	(1.64)		(1.70)		—		—		—		$22.44	(7.08)%	3.21%	2.78%	(0.38)%	$460	272%
Year Ended July 31, 2022	$26.02		(0.31)	(0.34)		(0.65)		—		(1.23)		(1.23)		$24.14	(2.69)%	3.13%	2.78%	(1.20)%	$289	185%
Year Ended July 31, 2021	$19.74		(0.32)	6.70		6.38		—		(0.10)		(0.10)		$26.02	32.41%	3.27%	2.78%	(1.33)%	$318	204%
Precious Metals UltraSector ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$85.08		0.13	112.82		112.95		(0.74)		—		(0.74)		$197.29	132.89%	1.34%	1.34%	0.17%	$122,505	68%
Year Ended July 31, 2025	$57.55		0.35	28.05		28.40		(0.87)		—		(0.87)		$85.08	50.63%	1.53%	1.53%	0.54%	$35,463	229%
Year Ended July 31, 2024	$47.18		0.46	10.49		10.95		(0.58)		—		(0.58)		$57.55	23.56%	1.60%	1.60%	1.07%	$26,709	204%
Year Ended July 31, 2023	$40.36		0.49	6.33		6.82		—	(e)	—		— (e)		$47.18	16.90%	1.63%	1.63%	1.09%	$25,671	128%
Year Ended July 31, 2022	$65.60		0.19	(25.43)	(25.24)			—		—		—		$40.36	(38.48)%	1.53%	1.53%	0.33%	$18,455	94%
Year Ended July 31, 2021	$89.95		(0.28)	(24.07)	(24.35)			—		—		—		$65.60	(27.07)%	1.59%	1.59%	(0.39)%	$35,750	128%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$70.60		(0.49)	93.47		92.98		—		—		—		$163.58	131.74%	2.34%	2.34%	(0.83)%	$6,885	68%
Year Ended July 31, 2025	$47.80		(0.20)	23.39		23.19		(0.39)		—		(0.39)		$70.60	49.19%	2.53%	2.53%	(0.46)%	$3,017	229%
Year Ended July 31, 2024	$39.28		0.09	8.63		8.72		(0.20)		—		(0.20)		$47.80	22.36%	2.60%	2.60%	0.07%	$2,323	204%
Year Ended July 31, 2023	$33.94		0.11	5.23		5.34		—		—		—		$39.28	15.70%	2.63%	2.63%	0.09%	$1,077	128%
Year Ended July 31, 2022	$55.73		(0.32)	(21.47)	(21.79)			—		—		—		$33.94	(39.08)%	2.53%	2.53%	(0.67)%	$1,280	94%
Year Ended July 31, 2021	$77.19		(0.88)	(20.58)	(21.46)			—		—		—		$55.73	(27.80)%	2.59%	2.59%	(1.39)%	$1,755	128%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)
Amount is less than $0.005.

252 :: Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities						Distributions to Shareholders From							Ratios to Average Net Assets					Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)		Net Expenses(c)	Net Investment Income (Loss)(c)			Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)
Real Estate UltraSector ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$41.18		0.40	(0.40)		—	(e)		(0.34)	—	(0.34)	$40.84		0.02%			2.62%	1.78%		1.95%	$2,678	1,131%
Year Ended July 31, 2025	$42.25		0.62	(0.74	)(f)	(0.12)			(0.95)	—	(0.95)	$41.18		(0.28)%			2.03%	1.78%		1.41%	$2,914	640%
Year Ended July 31, 2024	$38.73		0.63	3.65		4.28			(0.76)	—	(0.76)	$42.25		11.21	%(g)		2.34%	1.83%		1.69%	$5,066	153%
Year Ended July 31, 2023	$50.52		0.08	(10.40)		(10.32)			(0.22)	(1.25)	(1.47)	$38.73		(20.29)%			2.30%	2.10	%(h)	0.21%	$4,639	75%
Year Ended July 31, 2022	$63.02		(0.20)	(4.17)		(4.37)			(0.56)	(7.57)	(8.13)	$50.52		(8.99	)%(i)		1.55%	1.55%		(0.32)%	$6,793	253%
Year Ended July 31, 2021	$42.23		(0.18)	20.97		20.79			—	—	—	$63.02		49.23%			1.86%	1.81%		(0.33)%	$34,877	175%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$38.06		0.21	(0.40)		(0.19)			(0.21)	—	(0.21)	$37.66		(0.47)%			3.62%	2.78%		0.95%	$534	1,131%
Year Ended July 31, 2025	$39.20		0.22	(0.71	)(f)	(0.44)			(0.64)	—	(0.64)	$38.06		(1.24)%			3.03%	2.78%		0.41%	$346	640%
Year Ended July 31, 2024	$35.96		0.28	3.34		3.62			(0.38)	—	(0.38)	$39.20		10.09	%(g)		3.34%	2.83%		0.69%	$334	153%
Year Ended July 31, 2023	$47.21		(0.29)	(9.71)		(10.00)			—	(1.25)	(1.25)	$35.96		(21.07)%			3.30%	3.10	%(h)	(0.79)%	$276	75%
Year Ended July 31, 2022	$59.52		(0.75)	(3.90)		(4.65)			(0.09)	(7.57)	(7.66)	$47.21		(9.89	)%(i)		2.55%	2.55%		(1.32)%	$534	253%
Year Ended July 31, 2021	$40.28		(0.66)	19.90		19.24			—	—	—	$59.52		47.77%			2.86%	2.81%		(1.33)%	$964	175%
Rising Rates Opportunity ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$43.09		0.48	(0.43)		0.05			(1.44)	—	(1.44)	$41.70		0.18%			1.81%	1.68%		2.27%	$10,219	—
Year Ended July 31, 2025	$40.32		1.05	3.75		4.80			(2.03)	—	(2.03)	$43.09		12.01%			1.92%	1.92%		2.51%	$9,453	—
Year Ended July 31, 2024	$38.87		1.46	1.83		3.29			(1.84)	—	(1.84)	$40.32		8.89%			1.76%	1.75%		3.49%	$8,876	—
Year Ended July 31, 2023	$31.43		0.71	6.73		7.44			—	—	—	$38.87		23.67%			1.61%	1.61%		1.97%	$11,272	—
Year Ended July 31, 2022	$25.21		(0.28)	6.50		6.22			—	—	—	$31.43		24.67%			1.52%	1.52%		(0.96)%	$44,874	—
Year Ended July 31, 2021	$21.80		(0.43)	3.84		3.41			—	—	—	$25.21		15.64%			1.71%	1.69%		(1.68)%	$9,091	—
Service Class
Six Months Ended January 31, 2026 (unaudited)	$40.07		0.28	(0.41)		(0.13)			(0.94)	—	(0.94)	$39.00		(0.32)%			2.81%	2.68%		1.27%	$84	—
Year Ended July 31, 2025	$36.12		0.67	3.28		3.95			—	—	—	$40.07		10.94%			2.92%	2.92%		1.51%	$105	—
Year Ended July 31, 2024	$33.49		1.09	1.54		2.63			—	—	—	$36.12		7.85%			2.76%	2.75%		2.49%	$152	—
Year Ended July 31, 2023	$27.36		0.39	5.74		6.13			—	—	—	$33.49		22.40%			2.61%	2.61%		0.97%	$1,593	—
Year Ended July 31, 2022	$22.15		(0.53)	5.74		5.21			—	—	—	$27.36		23.47%			2.52%	2.52%		(1.96)%	$1,173	—
Year Ended July 31, 2021	$19.35		(0.67)	3.47		2.80			—	—	—	$22.15		14.52%			2.71%	2.69%		(2.68)%	$680	—
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)
Amount is less than $0.005.
(f)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(g)
During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.19%.
(h)
The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end.
(i)
During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.03%.

Financial Highlights :: 253

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities					Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)
Rising Rates Opportunity 10 ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$14.83		0.15	(0.21)		(0.06)		(0.50)	—	(0.50)		$14.27	(0.40)%	6.30%	1.78%	2.06%	$518	—
Year Ended July 31, 2025	$14.98		0.39	0.32		0.71		(0.86)	—	(0.86)		$14.83	4.66%	5.52%	1.78%	2.61%	$560	—
Year Ended July 31, 2024	$15.23		0.53	0.18		0.71		(0.96)	—	(0.96)		$14.98	4.94%	3.11%	1.78%	3.42%	$1,830	—
Year Ended July 31, 2023	$13.45		0.29	1.49		1.78		—	—	—		$15.23	13.23%	2.33%	1.78%	1.98%	$2,035	—
Year Ended July 31, 2022	$12.32		(0.17)	1.30		1.13		—	—	—		$13.45	9.17%	2.62%	1.78%	(1.31)%	$2,933	—
Year Ended July 31, 2021	$12.02		(0.22)	0.52		0.30		—	—	—		$12.32	2.50%	2.69%	1.78%	(1.77)%	$1,832	—
Service Class
Six Months Ended January 31, 2026 (unaudited)	$13.76		0.08	(0.20)		(0.12)		—	—	—		$13.64	(0.87)%	7.30%	2.78%	1.06%	$11	—
Year Ended July 31, 2025	$13.81		0.25	0.26		0.51		(0.56)	—	(0.56)		$13.76	3.65%	6.52%	2.78%	1.61%	$32	—
Year Ended July 31, 2024	$13.74		0.38	0.14		0.52		(0.45)	—	(0.45)		$13.81	3.93%	4.11%	2.78%	2.42%	$137	—
Year Ended July 31, 2023	$12.26		0.15	1.33		1.48		—	—	—		$13.74	12.07%	3.33%	2.78%	0.98%	$528	—
Year Ended July 31, 2022	$11.34		(0.29)	1.21		0.92		—	—	—		$12.26	8.11%	3.62%	2.78%	(2.31)%	$762	—
Year Ended July 31, 2021	$11.18		(0.34)	0.50		0.16		—	—	—		$11.34	1.43%	3.69%	2.78%	(2.77)%	$121	—
Rising U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$29.50		0.27	(0.62)		(0.35)		(0.63)	—	(0.63)		$28.52	(1.21)%	2.10%	1.78%	1.82%	$9,379	—
Year Ended July 31, 2025	$30.43		0.71	(0.73)		(0.02)		(0.91)	—	(0.91)		$29.50	(0.24)%	2.22%	1.78%	2.36%	$8,392	—
Year Ended July 31, 2024	$29.83		0.95	1.03		1.98		(1.38)	—	(1.38)		$30.43	6.88%	2.43%	1.78%	3.13%	$9,791	—
Year Ended July 31, 2023	$30.65		0.56	(0.72)		(0.16)		—	(0.66)	(0.66)		$29.83	(0.52)%	1.82%	1.78%	1.82%	$9,097	—
Year Ended July 31, 2022	$27.16		(0.38)	3.87		3.49		—	—	—		$30.65	12.85%	1.82%	1.78%	(1.32)%	$46,695	—
Year Ended July 31, 2021	$27.99		(0.48)	(0.35)		(0.83)		—	—	—		$27.16	(2.97)%	2.13%	1.78%	(1.77)%	$6,264	—
Service Class
Six Months Ended January 31, 2026 (unaudited)	$25.08		0.14	(0.58)		(0.44)		(0.31)	—	(0.31)		$24.33	(1.75)%	3.10%	2.78%	0.82%	$23	—
Year Ended July 31, 2025	$25.86		0.45	(0.72)		(0.27)		(0.51)	—	(0.51)		$25.08	(1.16)%	3.22%	2.78%	1.36%	$24	—
Year Ended July 31, 2024	$25.48		0.69	0.75		1.44		(1.06)	—	(1.06)		$25.86	5.92%	3.43%	2.78%	2.13%	$50	—
Year Ended July 31, 2023	$26.56		0.29	(0.71)		(0.42)		—	(0.66)	(0.66)		$25.48	(1.56)%	2.82%	2.78%	0.82%	$97	—
Year Ended July 31, 2022	$23.77		(0.63)	3.42		2.79		—	—	—		$26.56	11.70%	2.82%	2.78%	(2.32)%	$182	—
Year Ended July 31, 2021	$24.74		(0.72)	(0.25)		(0.97)		—	—	—		$23.77	(3.92)%	3.13%	2.78%	(2.77)%	$52	—
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

254 :: Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities					Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)		Portfolio Turnover Rate(b)(d)
Semiconductor UltraSector ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$52.99		(0.01)	14.56	14.55			(0.06)		(7.17)		(7.23)		$60.31	29.08%	1.32%	1.32%	(0.04)%	$534,638	110%
Year Ended July 31, 2025(e)	$42.73		0.10	15.90	16.00			(0.07)		(5.67)		(5.74)		$52.99	40.86%	1.46%	1.46%	0.26%	$438,221	205%
Year Ended July 31, 2024(e)	$20.02		0.05	22.66	22.71			—		—		—		$42.73	113.44%	1.49%	1.48%	0.15%	$378,352	189%
Year Ended July 31, 2023(e)	$11.62		0.05	8.35		8.40		—		—		—		$20.02	72.32%	1.56%	1.56%	0.45%	$127,520	72%
Year Ended July 31, 2022(e)	$14.76		(0.09)	(2.22)		(2.31)		—		(0.83)		(0.83)		$11.62	(17.93)%	1.49%	1.49%	(0.59)%	$64,313	53%
Year Ended July 31, 2021(e)	$7.95		(0.07)	6.88		6.81		—		—		—		$14.76	85.65%	1.58%	1.58%	(0.63)%	$79,845	70%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$35.88		(0.21)	9.57		9.36		—		(7.17)		(7.17)		$38.07	28.44%	2.32%	2.32%	(1.04)%	$17,917	110%
Year Ended July 31, 2025(e)	$30.80		(0.18)	10.93	10.75			—		(5.67)		(5.67)		$35.88	39.47%	2.46%	2.46%	(0.74)%	$14,777	205%
Year Ended July 31, 2024(e)	$14.58		(0.17)	16.39	16.22			—		—		—		$30.80	111.30%	2.49%	2.48%	(0.85)%	$17,049	189%
Year Ended July 31, 2023(e)	$8.54		(0.04)	6.08		6.04		—		—		—		$14.58	70.62%	2.56%	2.56%	(0.55)%	$6,648	72%
Year Ended July 31, 2022(e)	$11.12		(0.20)	(1.55)		(1.75)		—		(0.83)		(0.83)		$8.54	(18.76)%	2.49%	2.49%	(1.59)%	$4,254	53%
Year Ended July 31, 2021(e)	$6.05		(0.16)	5.23		5.07		—		—		—		$11.12	83.81%	2.58%	2.58%	(1.63)%	$5,376	70%
Short Energy ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$13.92		0.14	(2.12)		(1.98)		(0.53)		—		(0.53)		$11.41	(14.70)%	4.96%	1.78%	2.06%	$612	—
Year Ended July 31, 2025	$13.79		0.36	0.31		0.67		(0.54)		—		(0.54)		$13.92	4.74%	4.77%	1.78%	2.52%	$1,239	—
Year Ended July 31, 2024	$14.95		0.49	(1.08)		(0.59)		(0.57)		—		(0.57)		$13.79	(4.24)%	6.84%	1.78%	3.36%	$484	—
Year Ended July 31, 2023	$17.57		0.34	(2.96)		(2.62)		—		—		—		$14.95	(14.91)%	3.63%	1.78%	2.14%	$635	—
Year Ended July 31, 2022	$32.82		(0.29)	(14.96)	(15.25)			—		—		—		$17.57	(46.47)%	3.74%	1.78%	(1.28)%	$2,135	—
Year Ended July 31, 2021	$55.89		(0.85)	(22.22)	(23.07)			—		—		—		$32.82	(41.28)%	3.16%	1.78%	(1.76)%	$418	—
Service Class
Six Months Ended January 31, 2026 (unaudited)	$12.65		0.08	(1.96)		(1.88)		(0.22)		—		(0.22)		$10.55	(15.17)%	5.96%	2.78%	1.06%	$7	—
Year Ended July 31, 2025	$12.51		0.23	0.38		0.61		(0.47)		—		(0.47)		$12.65	4.70%	5.77%	2.78%	1.52%	$33	—
Year Ended July 31, 2024	$13.59		0.36	(0.99)		(0.63)		(0.45)		—		(0.45)		$12.51	(5.23)%	7.84%	2.78%	2.36%	$17	—
Year Ended July 31, 2023	$16.20		0.19	(2.80)		(2.61)		—		—		—		$13.59	(15.81)%	4.63%	2.78%	1.14%	$2	—
Year Ended July 31, 2022	$30.52		(0.53)	(13.79)	(14.32)			—		—		—		$16.20	(46.97)%	4.74%	2.78%	(2.28)%	$12	—
Year Ended July 31, 2021	$52.45		(1.25)	(20.68)	(21.93)			—		—		—		$30.52	(41.81)%	4.15%	2.77%	(2.75)%	$25	—
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)
As described in the accompanying notes to financial statements, share amounts have been adjusted for 8:1 share split that occurred on October 14, 2024.

Financial Highlights :: 255

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Capital Contributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)
Short Nasdaq‑100 ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$37.36	0.37	(3.17)	(2.80)	(0.73)	(0.73)	—	$33.83	(7.49)%	2.89%	1.78%	2.11%	$2,967	—
Year Ended July 31, 2025	$48.69	1.22	(9.06)	(7.84)	(4.33)	(4.33)	0.84(e	)	$37.36	(15.25	)%(e)	3.18%	1.84	%(f)	2.68%	$2,153	—
Year Ended July 31, 2024	$60.69	1.82	(10.17)	(8.35)	(3.65)	(3.65)	—	$48.69	(14.36)%	2.89%	1.88%	3.22%	$1,853	—
Year Ended July 31, 2023(g)	$74.03	1.38	(14.72)	(13.34)	—	—	—	$60.69	(18.04)%	1.78%	1.78%	1.77%	$3,051	—
Year Ended July 31, 2022(g)	$71.44	(0.85)	3.44	2.59	—	—	—	$74.03	3.64%	1.81%	1.78%	(1.13)%	$79,796	—
Year Ended July 31, 2021(g)	$104.36	(1.55)	(31.37)	(32.92)	—	—	—	$71.44	(31.63)%	2.02%	1.78%	(1.76)%	$1,764	—
Service Class
Six Months Ended January 31, 2026 (unaudited)	$32.10	0.22	(2.78)	(2.56)	(0.55)	(0.55)	—	$28.99	(7.98)%	3.89%	2.78%	1.11%	$294	—
Year Ended July 31, 2025	$42.26	0.84	(7.68)	(6.84)	(3.79)	(3.79)	0.47(h	)	$32.10	(15.99	)%(h)	4.18%	2.84	%(f)	1.68%	$97	—
Year Ended July 31, 2024	$52.72	1.34	(9.08)	(7.74)	(2.72)	(2.72)	—	$42.26	(15.21)%	3.89%	2.88%	2.22%	$112	—
Year Ended July 31, 2023(g)	$64.86	0.71	(12.85)	(12.14)	—	—	—	$52.72	(18.72)%	2.78%	2.78%	0.77%	$86	—
Year Ended July 31, 2022(g)	$63.39	(1.50)	2.97	1.47	—	—	—	$64.86	2.29%	2.81%	2.78%	(2.13)%	$241	—
Year Ended July 31, 2021(g)	$93.34	(2.30)	(27.65)	(29.95)	—	—	—	$63.39	(32.26)%	3.02%	2.78%	(2.76)%	$111	—
Short Precious Metals ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$6.47	0.05	(3.16)	(3.11)	(0.36)	(0.36)	—	$3.00	(48.72)%	2.07%	1.79	%(f)	2.40%	$16,035	—
Year Ended July 31, 2025	$9.64	0.23	(3.18)	(2.95)	(0.22)	(0.22)	—	$6.47	(31.45)%	2.16%	1.78%	2.67%	$12,532	—
Year Ended July 31, 2024	$14.04	0.44	(2.50)	(2.06)	(2.34)	(2.34)	—	$9.64	(17.68)%	2.32%	1.78%	3.52%	$1,401	—
Year Ended July 31, 2023	$17.45	0.34	(3.75)	(3.41)	—	—	—	$14.04	(19.54)%	2.38%	1.78%	2.26%	$3,236	—
Year Ended July 31, 2022	$14.83	(0.22)	2.84	2.62	—	—	—	$17.45	17.67%	2.79%	1.78%	(1.45)%	$2,072	—
Year Ended July 31, 2021	$14.53	(0.27)	0.57	0.30	—	—	—	$14.83	2.06%	2.86%	1.78%	(1.76)%	$2,144	—
Service Class
Six Months Ended January 31, 2026 (unaudited)	$6.23	0.03	(3.06)	(3.03)	(0.23)	(0.23)	—	$2.97	(49.03)%	3.07%	2.79	%(f)	1.40%	$8	—
Year Ended July 31, 2025	$9.31	0.15	(3.08)	(2.93)	(0.15)	(0.15)	—	$6.23	(32.06)%	3.16%	2.78%	1.67%	$33	—
Year Ended July 31, 2024	$13.40	0.31	(2.39)	(2.08)	(2.01)	(2.01)	—	$9.31	(18.40)%	3.32%	2.78%	2.52%	$8	—
Year Ended July 31, 2023	$16.80	0.19	(3.59)	(3.40)	—	—	—	$13.40	(20.13)%	3.38%	2.78%	1.26%	$19	—
Year Ended July 31, 2022	$14.43	(0.37)	2.74	2.37	—	—	—	$16.80	16.35%	3.79%	2.78%	(2.45)%	$17	—
Year Ended July 31, 2021	$14.31	(0.42)	0.54	0.12	—	—	—	$14.43	0.84%	3.86%	2.78%	(2.76)%	$14	—
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)
The amount includes a voluntary capital contribution from the Advisor. The contribution represented $0.84 to the net asset value and 7.51% to the total return. Without this contribution, the net asset value and total return would have been lower.
(f)
The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end.
(g)
As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:5 reverse share split that occurred on March 13, 2023.
(h)
The amount includes a voluntary capital contribution from the Advisor. The contribution represented $0.47 to the net asset value and 7.47% to the total return. Without this contribution, the net asset value and total return would have been lower.

256 :: Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities						Distributions to Shareholders From					Ratios to Average Net Assets				Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities		Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)		Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)
Short Real Estate ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$7.91		0.08	(0.03	)(e)	0.05			(0.28)	(0.28)	$7.68		0.54%		5.37%	1.78%	1.97%	$564		—
Year Ended July 31, 2025	$8.34		0.21	(0.20)		0.01			(0.44)	(0.44)	$7.91		0.02%		4.14%	1.78%	2.64%	$691		—
Year Ended July 31, 2024	$9.14		0.32	(0.84)		(0.52)			(0.28)	(0.28)	$8.34		(5.70)%		2.98%	1.78%	3.49%	$1,153		—
Year Ended July 31, 2023	$8.10		0.21	0.83		1.04			—	—	$9.14		12.84%		3.19%	1.78%	2.29%	$1,817		—
Year Ended July 31, 2022	$8.19		(0.10)	0.01		(0.09)			—	—	$8.10		(1.10)%		5.81%	1.78%	(1.28)%	$1,875		—
Year Ended July 31, 2021	$11.45		(0.19)	(3.07)		(3.26)			—	—	$8.19		(28.47)%		4.69%	1.78%	(1.76)%	$515		—
Service Class
Six Months Ended January 31, 2026 (unaudited)	$6.68		0.05	(0.16	)(e)	(0.11)			—	—	$6.57		(1.65)%		6.37%	2.78%	0.97%	$—	(f)	—
Year Ended July 31, 2025	$7.14		0.14	(0.26)		(0.12)			(0.34)	(0.34)	$6.68		(1.79)%		5.14%	2.78%	1.64%	$21		—
Year Ended July 31, 2024	$7.85		0.24	(0.76)		(0.52)			(0.19)	(0.19)	$7.14		(6.63)%		3.98%	2.78%	2.49%	$6		—
Year Ended July 31, 2023	$7.03		0.13	0.69		0.82			—	—	$7.85		11.66%		4.19%	2.78%	1.29%	$112		—
Year Ended July 31, 2022	$7.19		(0.17)	0.01		(0.16)			—	—	$7.03		(2.23)%		6.81%	2.78%	(2.28)%	$14		—
Year Ended July 31, 2021	$10.15		(0.28)	(2.68)		(2.96)			—	—	$7.19		(29.16)%		5.69%	2.78%	(2.76)%	$14		—
Short Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$54.22		0.53	(8.37)		(7.84)			(2.62)	(2.62)	$43.76		(14.71)%		7.59%	1.78%	2.16%	$620		—
Year Ended July 31, 2025(g)	$53.26		1.41	(0.22	)(e)	1.19			(0.23)	(0.23)	$54.22		2.23%		3.64%	1.78%	2.52%	$772		—
Year Ended July 31, 2024(g)	$68.97		2.34	(8.07)		(5.73)			(9.98)	(9.98)	$53.26		(9.45)%		2.71%	1.78%	3.44%	$618		—
Year Ended July 31, 2023(g)(h)	$74.11		1.96	(7.10)		(5.14)			—	—	$68.97		(6.91)%		2.29%	1.78%	2.57%	$1,728		—
Year Ended July 31, 2022(g)(h)	$69.42		(1.10)	5.79		4.69			—	—	$74.11		6.77%		2.26%	1.78%	(1.56)%	$1,412		—
Year Ended July 31, 2021(g)(h)	$114.26		(1.50)	(43.34)		(44.84)			—	—	$69.42		(39.23)%		3.63%	1.78%	(1.77)%	$1,089		—
Service Class
Six Months Ended January 31, 2026 (unaudited)	$49.96		0.30	(7.79)		(7.49)			(1.09)	(1.09)	$41.38		(15.12)%		8.59%	2.78%	1.16%	$11		—
Year Ended July 31, 2025(g)	$49.03		0.90	0.03		0.93			—	—	$49.96		1.88%		4.64%	2.78%	1.52%	$59		—
Year Ended July 31, 2024(g)	$64.18		1.72	(7.57)		(5.85)			(9.30)	(9.30)	$49.03		(10.39)%		3.71%	2.78%	2.44%	$30		—
Year Ended July 31, 2023(g)(h)	$69.53		1.26	(6.61)		(5.35)			—	—	$64.18		(7.63)%		3.29%	2.78%	1.57%	$47		—
Year Ended July 31, 2022(g)(h)	$65.92		(1.80)	5.41		3.61			—	—	$69.53		5.46%		3.26%	2.78%	(2.56)%	$162		—
Year Ended July 31, 2021(g)(h)	$109.60		(2.30)	(41.38)		(43.68)			—	—	$65.92		(39.87)%		4.63%	2.78%	(2.77)%	$24		—
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)
Amount is less than $500.
(g)
As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:2 reverse share split that occurred on October 14, 2024.
(h)
As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:5 reverse share split that occurred on March 6, 2023.

Financial Highlights :: 257

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)
Small-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$107.71	(0.35)	11.33	10.98	—	—	—	$118.69	10.20%	2.75%	1.78%	(0.66)%	$2,946	103%
Year Ended July 31, 2025	$116.48	(0.77)	(6.08)	(6.85)	—	(1.92)	(1.92)	$107.71	(5.92)%	1.95%	1.78%	(0.74)%	$3,598	1,201%
Year Ended July 31, 2024	$101.00	(0.47)	16.77	16.30	—	(0.82)	(0.82)	$116.48	16.26	%(e)	2.14%	1.78%	(0.49)%	$5,777	251%
Year Ended July 31, 2023	$102.43	(0.43)	2.47	2.04	—	(3.47)	(3.47)	$101.00	2.38	%(f)	2.16%	1.84%	(0.47)%	$3,818	239%
Year Ended July 31, 2022	$126.49	(0.96)	(13.02)	(13.98)	—	(10.08)	(10.08)	$102.43	(12.08	)%(g)	1.95%	1.92%	(0.87)%	$9,587	462%
Year Ended July 31, 2021	$86.21	(0.88)	41.16	40.28	—	—	—	$126.49	46.72%	1.60%	1.60%	(0.81)%	$9,062	659%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$79.31	(0.77)	8.41	7.64	—	—	—	$86.95	9.65%	3.75%	2.78%	(1.66)%	$830	103%
Year Ended July 31, 2025	$87.16	(1.58)	(4.35)	(5.93)	—	(1.92)	(1.92)	$79.31	(6.86)%	2.95%	2.78%	(1.74)%	$783	1,201%
Year Ended July 31, 2024	$76.53	(1.24)	12.69	11.45	—	(0.82)	(0.82)	$87.16	15.10	%(e)	3.14%	2.78%	(1.49)%	$994	251%
Year Ended July 31, 2023	$79.28	(1.17)	1.89	0.72	—	(3.47)	(3.47)	$76.53	1.38	%(f)	3.16%	2.84%	(1.47)%	$485	239%
Year Ended July 31, 2022	$101.09	(1.86)	(9.87)	(11.73)	—	(10.08)	(10.08)	$79.28	(12.94	)%(g)	2.95%	2.92%	(1.87)%	$1,235	462%
Year Ended July 31, 2021	$69.60	(1.76)	33.25	31.49	—	—	—	$101.09	45.24%	2.60%	2.60%	(1.81)%	$833	659%
Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$111.16	0.54	19.00	19.54	(1.00)	—	(1.00)	$129.70	17.63%	2.12%	1.78%	0.90%	$10,748	258%
Year Ended July 31, 2025	$115.91	0.94	(5.69)	(4.75)	—	—	—	$111.16	(4.10)%	2.26%	1.78%	0.87%	$6,293	405%
Year Ended July 31, 2024	$103.50	1.45	10.96	12.41	—	—	—	$115.91	11.99	%(h)	2.44%	1.78%	1.46%	$4,265	641%
Year Ended July 31, 2023	$98.02	0.64	4.84	5.48	—	—	—	$103.50	5.59	%(i)	2.76%	1.78%	0.69%	$5,370	546%
Year Ended July 31, 2022	$117.00	(1.20)	(17.78)	(18.98)	—	—	—	$98.02	(16.22	)%(j)	2.18%	1.78%	(1.10)%	$2,627	137%
Year Ended July 31, 2021	$78.58	(1.51)	39.93	38.42	—	—	—	$117.00	48.89%	2.03%	1.81%	(1.40)%	$9,241	115%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$87.47	0.05	14.82	14.87	(0.55)	—	(0.55)	$101.79	17.02%	3.12%	2.78%	(0.10)%	$1,301	258%
Year Ended July 31, 2025	$92.18	0.06	(4.77)	(4.71)	—	—	—	$87.47	(5.09)%	3.26%	2.78%	(0.13)%	$148	405%
Year Ended July 31, 2024	$83.13	0.64	8.41	9.05	—	—	—	$92.18	10.87	%(h)	3.44%	2.78%	0.46%	$761	641%
Year Ended July 31, 2023	$79.51	(0.12)	3.74	3.62	—	—	—	$83.13	4.54	%(i)	3.76%	2.78%	(0.31)%	$348	546%
Year Ended July 31, 2022	$95.85	(2.09)	(14.25)	(16.34)	—	—	—	$79.51	(17.05	)%(j)	3.18%	2.78%	(2.10)%	$320	137%
Year Ended July 31, 2021	$65.02	(2.40)	33.23	(30.83)	—	—	—	$95.85	47.43%	3.03%	2.81%	(2.40)%	$668	115%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)
During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.13%.
(f)
During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.21%.
(g)
During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.04%.
(h)
During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.14%.
(i)
During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.05%.
(j)
During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.

258 :: Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)
Small-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$101.77	0.08	20.48	20.56	—	—	—	$122.33	20.21%	2.26%	1.78%	0.13%	$4,870	621%
Year Ended July 31, 2025	$110.92	(0.01)	(8.12)	(8.13)	(1.02)	—	(1.02)	$101.77	(7.40)%	2.11%	1.78%	(0.01)%	$1,395	1,642%
Year Ended July 31, 2024	$103.01	0.25	7.66	7.91	—	—	—	$110.92	7.68	%(e)	2.34%	1.82%	0.26%	$51,425	915%
Year Ended July 31, 2023	$100.64	(0.32)	4.07	3.75	—	(1.38)	(1.38)	$103.01	3.88	%(f)	2.00%	1.98	%(g)	(0.34)%	$2,765	510%
Year Ended July 31, 2022	$104.97	(0.02)	(4.11)	(4.13)	(0.20)	—	(0.20)	$100.64	(3.94)%	1.68%	1.68%	(0.02)%	$8,441	638%
Year Ended July 31, 2021	$64.53	0.11	40.33	40.44	—	—	—	$104.97	62.67%	1.61%	1.61%	0.12%	$14,775	547%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$78.92	(0.36)	15.81	15.45	—	—	—	$94.37	19.59%	3.26%	2.78%	(0.87)%	$463	621%
Year Ended July 31, 2025	$86.63	(0.84)	(6.34)	(7.18)	(0.53)	—	(0.53)	$78.92	(8.35)%	3.11%	2.78%	(1.01)%	$396	1,642%
Year Ended July 31, 2024	$81.28	(0.52)	5.87	5.35	—	—	—	$86.63	6.58	%(e)	3.34%	2.82%	(0.74)%	$800	915%
Year Ended July 31, 2023	$80.51	(1.08)	3.23	2.15	—	(1.38)	(1.38)	$81.28	2.83	%(f)	3.00%	2.98	%(g)	(1.34)%	$520	510%
Year Ended July 31, 2022	$84.68	(0.86)	(3.31)	(4.17)	—	—	—	$80.51	(4.90)%	2.68%	2.68%	(1.02)%	$790	638%
Year Ended July 31, 2021	$52.57	(0.67)	32.78	32.11	—	—	—	$84.68	61.08%	2.61%	2.61%	(0.88)%	$770	547%
Technology UltraSector ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$42.03	—	(h)	5.24	5.24	—	(h)	(1.48)	(1.48)	$45.79	12.46	%(i)	1.39%	1.39%	(0.02)%	$88,796	20%
Year Ended July 31, 2025(j)	$37.56	0.04	8.21	8.25	(0.11)	(3.67)	(3.78)	$42.03	23.11%	1.53%	1.53%	0.12%	$87,436	111%
Year Ended July 31, 2024(j)	$29.11	0.09	8.48	8.57	—	(0.12)	(0.12)	$37.56	29.53%	1.52%	1.52%	0.29%	$86,309	116%
Year Ended July 31, 2023(j)	$22.61	0.02	6.48	6.50	—	—	—	$29.11	28.72%	1.58%	1.58%	0.11%	$74,931	139%
Year Ended July 31, 2022(j)	$31.19	(0.27)	(6.02)	(6.29)	—	(2.29)	(2.29)	$22.61	(22.70)%	1.48%	1.48%	(0.93)%	$44,187	51%
Year Ended July 31, 2021(j)	$18.86	(0.23)	13.10	12.87	—	(0.54)	(0.54)	$31.19	69.21%	1.55%	1.55%	(0.97)%	$95,384	114%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$31.59	(0.17)	3.93	3.76	—	(1.48)	(1.48)	$33.87	11.89	%(i)	2.39%	2.39%	(1.02)%	$4,424	20%
Year Ended July 31, 2025(j)	$29.25	(0.24)	6.25	6.01	—	(3.67)	(3.67)	$31.59	21.88%	2.53%	2.53%	(0.88)%	$4,855	111%
Year Ended July 31, 2024(j)	$22.93	(0.16)	6.60	6.44	—	(0.12)	(0.12)	$29.25	28.20%	2.52%	2.52%	(0.71)%	$4,488	116%
Year Ended July 31, 2023(j)	$17.99	(0.15)	5.09	4.94	—	—	—	$22.93	27.45%	2.58%	2.58%	(0.89)%	$4,815	139%
Year Ended July 31, 2022(j)	$25.45	(0.50)	(4.67)	(5.17)	—	(2.29)	(2.29)	$17.99	(23.48)%	2.48%	2.48%	(1.93)%	$3,393	51%
Year Ended July 31, 2021(j)	$15.62	(0.43)	10.80	10.37	—	(0.54)	(0.54)	$25.45	67.57%	2.55%	2.55%	(1.97)%	$6,454	114%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)
During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.13%.
(f)
During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.
(g)
The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end.
(h)
Amount is less than $0.005.
(i)
During the six months ended January 31, 2026, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.17%.
(j)
As described in the accompanying notes to financial statements, share amounts have been adjusted for 4:1 share split that occurred on October 14, 2024.

Financial Highlights :: 259

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities					Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)
UltraBear ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$8.42		0.08		(1.28)	(1.20)			(0.20)	—	(0.20)	$7.02	(14.54)%	2.33%	1.78%	2.14%	$5,746	—
Year Ended July 31, 2025	$11.43		0.29		(3.09)	(2.80)			(0.21)	—	(0.21)	$8.42	(24.82)%	2.04%	1.78%	2.81%	$6,590	—
Year Ended July 31, 2024	$16.28		0.52		(4.58)	(4.06)			(0.79)	—	(0.79)	$11.43	(25.54)%	1.87%	1.78%	3.55%	$6,076	—
Year Ended July 31, 2023	$20.70		0.50		(4.92)	(4.42)			—	—	—	$16.28	(21.35)%	1.82%	1.78%	2.44%	$9,454	—
Year Ended July 31, 2022	$21.42		(0.29)		(0.43)	(0.72)			—	—	—	$20.70	(3.36)%	1.97%	1.78%	(1.40)%	$11,191	—
Year Ended July 31, 2021(e)	$43.58		(0.53)		(21.48)	(22.01)			(0.15)	—	(0.15)	$21.42	(50.64)%	2.08%	1.78%	(1.77)%	$5,438	—
Service Class
Six Months Ended January 31, 2026 (unaudited)	$7.33		0.05		(1.15)	(1.10)			—	—	—	$6.23	(15.01)%	3.19%	2.64%	1.28%	$8	—
Year Ended July 31, 2025	$10.04		0.20		(2.74)	(2.54)			(0.17)	—	(0.17)	$7.33	(25.62)%	3.04%	2.78%	1.81%	$98	—
Year Ended July 31, 2024	$14.39		0.40		(4.10)	(3.70)			(0.65)	—	(0.65)	$10.04	(26.25)%	2.87%	2.78%	2.55%	$82	—
Year Ended July 31, 2023	$18.33		0.40		(4.34)	(3.94)			—	—	—	$14.39	(21.58)%	2.38%	2.34%	1.88%	$22	—
Year Ended July 31, 2022	$19.19		(0.48)		(0.38)	(0.86)			—	—	—	$18.33	(4.43)%	2.97%	2.78%	(2.40)%	$10	—
Year Ended July 31, 2021(e)	$39.25		(0.81)		(19.25)	(20.06)			—	—	—	$19.19	(51.07)%	3.08%	2.78%	(2.77)%	$14	—
UltraBull ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$150.71		0.52		23.97	24.49			(1.31)	(13.02)	(14.33)	$160.87	16.63%	1.33%	1.33%	0.64%	$169,111	116%
Year Ended July 31, 2025	$127.39		1.04		25.60	26.64			—	(3.32)	(3.32)	$150.71	21.08%	1.47%	1.47%	0.77%	$163,661	104%
Year Ended July 31, 2024	$94.19		1.05		33.03	34.08			(0.88)	—	(0.88)	$127.39	36.18%	1.50%	1.49%	1.03%	$142,971	217%
Year Ended July 31, 2023	$90.03		0.54		10.71	11.25			(0.02)	(7.07)	(7.09)	$94.19	15.56%	1.52%	1.52%	0.69%	$114,312	100%
Year Ended July 31, 2022	$112.96		(0.33)		(15.63)	(15.96)			—	(6.97)	(6.97)	$90.03	(14.96)%	1.46%	1.46%	(0.31)%	$101,714	16%
Year Ended July 31, 2021	$72.03		(0.46)		51.97	51.51			(0.41)	(10.17)	(10.58)	$112.96	77.44%	1.51%	1.51%	(0.51)%	$128,079	31%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$109.80		(0.07)		17.23	17.16			(0.62)	(13.02)	(13.64)	$113.32	16.05%	2.33%	2.33%	(0.36)%	$2,371	116%
Year Ended July 31, 2025	$94.62		0.04		18.46	18.50			—	(3.32)	(3.32)	$109.80	19.76%	2.47%	2.47%	(0.23)%	$2,380	104%
Year Ended July 31, 2024	$70.23		0.31		24.14	24.45			(0.06)	—	(0.06)	$94.62	34.82%	2.50%	2.49%	0.03%	$2,321	217%
Year Ended July 31, 2023	$69.92		(0.06)		7.44	7.38			—	(7.07)	(7.07)	$70.23	14.41%	2.52%	2.52%	(0.31)%	$3,754	100%
Year Ended July 31, 2022	$90.15		(1.15)		(12.11)	(13.26)			—	(6.97)	(6.97)	$69.92	(15.80)%	2.46%	2.46%	(1.31)%	$2,036	16%
Year Ended July 31, 2021	$59.40		(1.20)		42.12	40.92			—	(10.17)	(10.17)	$90.15	75.68%	2.51%	2.51%	(1.51)%	$2,785	31%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)
As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

260 :: Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)
UltraChina ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$25.22	—	(e)	2.69	2.69	(1.53)	—	(1.53)	$26.38	10.79%	1.49%	1.34%	(0.03)%	$24,093	54%
Year Ended July 31, 2025	$19.53	0.06	6.20	6.26	(0.57)	—	(0.57)	$25.22	32.90	%(f)	1.70%	1.70%	0.25%	$24,845	254%
Year Ended July 31, 2024	$35.75	0.18	(15.56)	(15.38)	(0.84)	—	(0.84)	$19.53	(43.56)%	1.77%	1.77%	0.76%	$17,094	159%
Year Ended July 31, 2023(g)	$34.33	(0.17)	1.59	1.42	—	—	—	$35.75	4.23%	1.81%	1.81%	(0.59)%	$24,128	222%
Year Ended July 31, 2022(g)	$118.04	(0.20)	(83.51)	(83.71)	—	—	—	$34.33	(70.93)%	1.74%	1.74%	(0.37)%	$15,352	243%
Year Ended July 31, 2021(g)	$173.10	(2.30)	(52.76)	(55.06)	—	—	—	$118.04	(31.83)%	1.67%	1.67%	(1.05)%	$17,626	255%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$21.71	(0.13)	2.33	2.20	(1.32)	—	(1.32)	$22.59	10.29%	2.48%	2.33%	(1.02)%	$1,126	54%
Year Ended July 31, 2025	$16.81	(0.15)	5.39	5.24	(0.34)	—	(0.34)	$21.71	31.70	%(f)	2.70%	2.70%	(0.75)%	$535	254%
Year Ended July 31, 2024	$30.78	(0.03)	(13.44)	(13.47)	(0.50)	—	(0.50)	$16.81	(44.14)%	2.77%	2.77%	(0.24)%	$374	159%
Year Ended July 31, 2023(g)	$29.87	(0.44)	1.35	0.91	—	—	—	$30.78	2.94%	2.80%	2.80%	(1.58)%	$1,208	222%
Year Ended July 31, 2022(g)	$103.68	(0.60)	(73.21)	(73.81)	—	—	—	$29.87	(71.17)%	2.74%	2.74%	(1.37)%	$788	243%
Year Ended July 31, 2021(g)	$153.59	(4.20)	(45.71)	(49.91)	—	—	—	$103.68	(32.49)%	2.67%	2.67%	(2.05)%	$423	255%
UltraDow 30 ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$81.30	0.37	15.86	16.23	(0.75)	(2.81)	(3.56)	$93.97	20.07%	1.39%	1.38%	0.81%	$40,818	—
Year Ended July 31, 2025	$76.27	0.76	6.11	6.87	(0.70)	(1.14)	(1.84)	$81.30	9.05%	1.53%	1.53%	0.97%	$37,108	45%
Year Ended July 31, 2024	$61.13	0.78	15.00	15.78	(0.64)	—	(0.64)	$76.27	25.95%	1.58%	1.57%	1.21%	$37,746	28%
Year Ended July 31, 2023	$54.64	0.50	5.99	6.49	—	—	—	$61.13	11.86%	1.62%	1.62%	0.94%	$29,992	31%
Year Ended July 31, 2022	$66.90	(0.08)	(7.91)	(7.99)	—	(4.27)	(4.27)	$54.64	(13.07)%	1.54%	1.54%	(0.14)%	$32,075	10%
Year Ended July 31, 2021	$39.32	(0.24)	28.83	28.59	—	(1.01)	(1.01)	$66.90	73.58%	1.59%	1.59%	(0.45)%	$39,210	16%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$66.90	—	(e)	12.95	12.95	(0.10)	(2.81)	(2.91)	$76.94	19.48%	2.39%	2.38%	(0.19)%	$2,085	—
Year Ended July 31, 2025	$63.21	0.10	4.92	5.02	(0.19)	(1.14)	(1.33)	$66.90	7.96%	2.53%	2.53%	(0.03)%	$1,428	45%
Year Ended July 31, 2024	$50.88	0.24	12.31	12.55	(0.22)	—	(0.22)	$63.21	24.72%	2.57%	2.56%	0.22%	$1,659	28%
Year Ended July 31, 2023	$45.93	0.06	4.89	4.95	—	—	—	$50.88	10.75%	2.60%	2.60%	(0.04)%	$1,131	31%
Year Ended July 31, 2022	$57.42	(0.62)	(6.60)	(7.22)	—	(4.27)	(4.27)	$45.93	(13.94)%	2.54%	2.54%	(1.14)%	$738	10%
Year Ended July 31, 2021	$34.20	(0.71)	24.94	24.23	—	(1.01)	(1.01)	$57.42	71.85%	2.59%	2.59%	(1.45)%	$1,203	16%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)
Amount is less than $0.005.
(f)
During the year ended July 31, 2025, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.17%.
(g)
As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:10 reverse share split that occurred on March 6, 2023.

Financial Highlights :: 261

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)
UltraEmerging Markets ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$64.31	0.17	26.93	27.10	(2.00)	(2.00)	$89.41	42.58%	1.83%	1.78%	0.41%	$17,059	127%
Year Ended July 31, 2025	$48.17	0.82	16.10	16.92	(0.78)	(0.78)	$64.31	35.71%	1.93%	1.78%	1.51%	$9,284	290%
Year Ended July 31, 2024	$48.79	0.75	(0.58)	0.17	(0.79)	(0.79)	$48.17	0.47	%(e)	2.10%	1.78%	1.70%	$7,422	163%
Year Ended July 31, 2023	$41.78	0.74	6.66	7.40	(0.39)	(0.39)	$48.79	17.98%	2.04%	1.82%	1.81%	$8,199	292%
Year Ended July 31, 2022	$79.62	0.57	(38.41)	(37.84)	—	—	$41.78	(47.53	)%(f)	1.99%	1.92%	1.00%	$5,666	265%
Year Ended July 31, 2021	$62.20	(0.56)	17.98	17.42	—	—	$79.62	28.02%	1.78%	1.77%	(0.64)%	$8,976	211%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$57.82	(0.19)	24.18	23.99	(1.71)	(1.71)	$80.10	41.86%	2.83%	2.78%	(0.59)%	$429	127%
Year Ended July 31, 2025	$43.17	0.33	14.49	14.82	(0.17)	(0.17)	$57.82	34.46%	2.93%	2.78%	0.51%	$137	290%
Year Ended July 31, 2024	$43.74	0.35	(0.58)	(0.23)	(0.34)	(0.34)	$43.17	(0.48	)%(e)	3.10%	2.78%	0.70%	$80	163%
Year Ended July 31, 2023	$37.48	0.38	5.88	6.26	—	—	$43.74	16.73%	3.04%	2.82%	0.81%	$123	292%
Year Ended July 31, 2022	$72.13	0.02	(34.67)	(34.65)	—	—	$37.48	(48.05	)%(f)	2.99%	2.92%	—	%(g)	$95	265%
Year Ended July 31, 2021	$56.90	(1.36)	16.59	15.23	—	—	$72.13	26.78%	2.78%	2.77%	(1.64)%	$345	211%
UltraInternational ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$21.98	0.26	6.60	6.86	(0.09)	(0.09)	$28.75	31.27%	1.90%	1.78%	2.05%	$7,779	—
Year Ended July 31, 2025	$19.61	0.53	1.84	2.37	—	—	$21.98	12.09%	2.15%	1.78%	2.65%	$7,271	—
Year Ended July 31, 2024	$17.61	0.60	1.40	2.00	—	—	$19.61	11.36%	2.36%	1.78%	3.50%	$3,705	—
Year Ended July 31, 2023	$14.71	0.38	2.52	2.90	—	—	$17.61	19.71%	2.27%	1.78%	2.49%	$5,184	—
Year Ended July 31, 2022	$21.26	(0.29)	(6.26)	(6.55)	—	—	$14.71	(30.81)%	2.82%	1.78%	(1.55)%	$2,322	—
Year Ended July 31, 2021	$13.16	(0.32)	8.42	8.10	—	—	$21.26	61.55%	2.31%	1.78%	(1.76)%	$3,101	—
Service Class
Six Months Ended January 31, 2026 (unaudited)	$18.52	0.15	5.52	5.67	(0.01)	(0.01)	$24.18	30.69%	2.90%	2.78%	1.05%	$500	—
Year Ended July 31, 2025	$16.67	0.36	1.49	1.85	—	—	$18.52	11.10%	3.15%	2.78%	1.65%	$88	—
Year Ended July 31, 2024	$15.16	0.45	1.06	1.51	—	—	$16.67	9.96%	3.36%	2.78%	2.50%	$51	—
Year Ended July 31, 2023	$12.76	0.25	2.15	2.40	—	—	$15.16	18.72%	3.27%	2.78%	1.49%	$232	—
Year Ended July 31, 2022	$18.65	(0.46)	(5.43)	(5.89)	—	—	$12.76	(31.53)%	3.82%	2.78%	(2.55)%	$25	—
Year Ended July 31, 2021	$11.64	(0.48)	7.49	7.01	—	—	$18.65	60.22%	3.31%	2.78%	(2.76)%	$51	—
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)
During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.32%.
(f)
During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.
(g)
Amount is less than 0.005%.

262 :: Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets					Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)
UltraJapan ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$55.06		0.71	33.00	33.71			(2.34)	(20.91)	(23.25)	$65.52	69.16%		1.58%	1.58%	2.11%	$28,877	—
Year Ended July 31, 2025	$52.06		1.31	1.69	3.00			—	—	—	$55.06	5.76%		1.71%	1.70%	2.67%	$18,099	—
Year Ended July 31, 2024	$40.37		1.61	13.88	15.49			(1.29)	(2.51)	(3.80)	$52.06	37.61%		1.77%	1.76%	3.36%	$24,157	—
Year Ended July 31, 2023	$28.05		0.66	11.66	12.32			—	—	—	$40.37	43.92%		1.84%	1.78%	2.18%	$21,211	—
Year Ended July 31, 2022	$31.75		(0.45)	1.09	0.64			—	(4.34)	(4.34)	$28.05	(0.05)%		1.81%	1.78%	(1.56)%	$12,750	—
Year Ended July 31, 2021	$20.81		(0.56)	11.50	10.94			—	—	—	$31.75	52.57%		1.80%	1.78%	(1.77)%	$14,600	—
Service Class
Six Months Ended January 31, 2026 (unaudited)	$42.57		0.46	24.41	24.87			(2.04)	(20.91)	(22.95)	$44.49	68.14%		2.58%	2.58%	1.11%	$241	—
Year Ended July 31, 2025	$40.65		0.92	1.00	1.92			—	—	—	$42.57	4.72%		2.71%	2.70%	1.67%	$153	—
Year Ended July 31, 2024	$32.21		1.25	10.73	11.98			(1.03)	(2.51)	(3.54)	$40.65	36.31%		2.74%	2.73%	2.39%	$176	—
Year Ended July 31, 2023	$22.60		0.42	9.19	9.61			—	—	—	$32.21	42.52%		2.81%	2.75%	1.21%	$675	—
Year Ended July 31, 2022	$26.53		(0.69)	1.10	0.41			—	(4.34)	(4.34)	$22.60	(1.04)%		2.81%	2.78%	(2.56)%	$115	—
Year Ended July 31, 2021	$17.56		(0.82)	9.79	8.97			—	—	—	$26.53	51.08%		2.80%	2.78%	(2.77)%	$143	—
UltraLatin America ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$14.86		0.59	12.91	13.50			(1.03)	—	(1.03)	$27.33	93.08%		2.35%	1.77%	5.95%	$13,708	140%
Year Ended July 31, 2025	$14.44		0.76	0.45	1.21			(0.79)	—	(0.79)	$14.86	10.05%		2.00%	1.78%	5.37%	$7,593	150%
Year Ended July 31, 2024	$19.16		0.88	(4.27)	(3.84)			(0.88)	—	(0.88)	$14.44	(21.41)%		1.90%	1.84%	5.10%	$7,225	111%
Year Ended July 31, 2023	$14.68		1.25	4.74	5.99			(1.51)	—	(1.51)	$19.16	44.70%		1.93%	1.93%	8.06%	$11,456	114%
Year Ended July 31, 2022	$19.08		1.13	(4.70)	(3.57)			(0.83)	—	(0.83)	$14.68	(18.44	)%(e)	1.73%	1.73%	6.86%	$9,583	141%
Year Ended July 31, 2021	$10.61		0.18	8.38	8.56			(0.09)	—	(0.09)	$19.08	80.78%		1.72%	1.72%	1.22%	$15,939	163%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$14.23		0.49	12.32	12.81			(0.96)	—	(0.96)	$26.08	92.22%		3.35%	2.77%	4.95%	$487	140%
Year Ended July 31, 2025	$13.92		0.62	0.36	0.98			(0.67)	—	(0.67)	$14.23	8.44%		3.00%	2.78%	4.37%	$292	150%
Year Ended July 31, 2024	$18.60		0.71	(4.58)	(3.87)			(0.81)	—	(0.81)	$13.92	(22.11)%		2.90%	2.84%	4.10%	$63	111%
Year Ended July 31, 2023	$14.20		1.11	4.60	5.71			(1.31)	—	(1.31)	$18.60	43.62%		2.84%	2.84%	7.15%	$122	114%
Year Ended July 31, 2022	$18.34		0.97	(4.54)	(3.57)			(0.57)	—	(0.57)	$14.20	(19.32	)%(e)	2.73%	2.73%	5.86%	$108	141%
Year Ended July 31, 2021	$10.26		0.04	8.06	8.10			(0.02)	—	(0.02)	$18.34	78.96%		2.72%	2.72%	0.22%	$148	163%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)
During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.22%.

Financial Highlights :: 263

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities			Distributions to Shareholders From							Ratios to Average Net Assets				Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)		Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)
UltraMid-Cap ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$64.28		0.25	9.78	10.03		(0.13)		—	(0.13)		$74.18	15.66%	1.41%	1.41%	0.72%	$34,577	34%
Year Ended July 31, 2025	$68.68		0.50	(4.10)	(3.60)		(0.64)		(0.16)	(0.80)		$64.28	(5.28)%	1.56%	1.56%	0.78%	$32,503	70%
Year Ended July 31, 2024	$57.42		0.54	11.06	11.60		(0.34)		—	(0.34)		$68.68	20.30%	1.57%	1.57%	0.97%	$43,236	63%
Year Ended July 31, 2023	$52.47		0.25	4.70	4.95		—		—	—		$57.42	9.41%	1.59%	1.59%	0.50%	$38,109	22%
Year Ended July 31, 2022	$66.78		(0.23)	(10.83)	(11.06)		—		(3.25)	(3.25)		$52.47	(17.57)%	1.51%	1.51%	(0.38)%	$43,761	28%
Year Ended July 31, 2021	$32.83		(0.33)	34.28	33.95		—		—	—		$66.78	103.44%	1.53%	1.53%	(0.62)%	$61,650	40%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$49.33		(0.02)	7.43	7.41		—		—	—		$56.74	15.08%	2.41%	2.41%	(0.28)%	$4,010	34%
Year Ended July 31, 2025	$52.86		(0.01)	(3.29)	(3.30)		(0.07)		(0.16)	(0.23)		$49.33	(6.25)%	2.56%	2.56%	(0.22)%	$3,775	70%
Year Ended July 31, 2024	$44.60		0.09	8.41	8.50		(0.24)		—	(0.24)		$52.86	19.15%	2.57%	2.57%	(0.03)%	$4,530	63%
Year Ended July 31, 2023	$41.17		(0.14)	3.57	3.43		—		—	—		$44.60	8.33%	2.59%	2.59%	(0.50)%	$832	22%
Year Ended July 31, 2022	$53.58		(0.72)	(8.44)	(9.16)		—		(3.25)	(3.25)		$41.17	(18.40)%	2.51%	2.51%	(1.38)%	$859	28%
Year Ended July 31, 2021	$26.59		(0.75)	27.74	26.99		—		—	—		$53.58	101.47%	2.53%	2.53%	(1.62)%	$1,231	40%
UltraNasdaq‑100 ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$129.61		0.13	20.79	20.92		(0.53)		(22.38)	(22.91)		$127.62	16.65%	1.31%	1.31%	0.19%	$1,191,237	36%
Year Ended July 31, 2025	$101.39		0.34	27.88	28.22		—		—	—		$129.61	27.83%	1.45%	1.45%	0.31%	$1,166,424	52%
Year Ended July 31, 2024	$73.77		0.50	27.59	28.09		(0.47)		—	(0.47)		$101.39	38.03%	1.50%	1.50%	0.60%	$941,400	22%
Year Ended July 31, 2023	$58.68		0.19	17.02	17.21		—		(2.12)	(2.12)		$73.77	32.59%	1.53%	1.53%	0.37%	$773,820	60%
Year Ended July 31, 2022	$99.86		(0.71)	(26.13)	(26.84)		—		(14.34)	(14.34)		$58.68	(31.91)%	1.47%	1.47%	(0.87)%	$569,545	51%
Year Ended July 31, 2021(e)	$62.28		(0.82)	45.88	45.06		—		(7.48)	(7.48)		$99.86	76.50%	1.51%	1.51%	(1.05)%	$1,096,713	29%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$88.66		(0.33)	14.05	13.72		—		(22.38)	(22.38)		$80.00	16.09%	2.31%	2.31%	(0.81)%	$22,669	36%
Year Ended July 31, 2025	$70.05		(0.40)	19.01	18.61		—		—	—		$88.66	26.57%	2.44%	2.44%	(0.68)%	$22,367	52%
Year Ended July 31, 2024	$51.26		(0.07)	18.86	18.79		—(f	)	—	—(f	)	$70.05	36.66%	2.50%	2.50%	(0.40)%	$20,292	22%
Year Ended July 31, 2023	$42.12		(0.18)	11.44	11.26		—		(2.12)	(2.12)		$51.26	31.25%	2.53%	2.53%	(0.63)%	$18,474	60%
Year Ended July 31, 2022	$76.18		(1.31)	(18.41)	(19.72)		—		(14.34)	(14.34)		$42.12	(32.50)%	2.47%	2.47%	(1.87)%	$14,120	51%
Year Ended July 31, 2021(e)	$49.32		(1.43)	35.77	32.34		—		(7.48)	(7.48)		$76.18	74.78%	2.51%	2.51%	(2.05)%	$23,558	29%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)
As described in the accompanying notes to financial statements, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.
(f)
Amount is less than $0.005.

264 :: Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)
UltraShort China ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$2.58	0.02	(0.54)	(0.52)	(0.09)	(0.09)	$1.97	(20.29)%	2.92%	1.78%	2.25%	$2,478	—
Year Ended July 31, 2025	$7.08	0.10	(4.08)	(3.98)	(0.52)	(0.52)	$2.58	(59.24)%	2.98%	1.78%	3.04%	$1,634	—
Year Ended July 31, 2024	$5.45	0.24	1.61	1.85	(0.22)	(0.22)	$7.08	34.30%	3.25%	1.78%	3.51%	$968	—
Year Ended July 31, 2023	$12.64	0.24	(7.43)	(7.19)	—	—	$5.45	(56.88)%	3.47%	1.78%	2.71%	$3,071	—
Year Ended July 31, 2022	$17.80	(0.29)	(4.87)	(5.16)	—	—	$12.64	(28.99)%	2.57%	1.78%	(1.53)%	$1,470	—
Year Ended July 31, 2021	$20.11	(0.22)	(2.09)	(2.31)	—	—	$17.80	(11.49)%	4.54%	1.78%	(1.77)%	$2,341	—
Service Class
Six Months Ended January 31, 2026 (unaudited)	$2.18	0.01	(0.46)	(0.45)	—	—	$1.73	(20.64)%	3.70%	2.56%	1.47%	$7	—
Year Ended July 31, 2025	$6.10	0.07	(3.50)	(3.43)	(0.49)	(0.49)	$2.18	(59.57)%	3.98%	2.78%	2.04%	$62	—
Year Ended July 31, 2024	$4.73	0.18	1.37	1.55	(0.18)	(0.18)	$6.10	32.77%	4.20%	2.73%	2.56%	$19	—
Year Ended July 31, 2023	$11.02	0.18	(6.47)	(6.29)	—	—	$4.73	(56.99)%	4.15%	2.46%	2.03%	$3	—
Year Ended July 31, 2022	$15.63	(0.46)	(4.15)	(4.61)	—	—	$11.02	(29.58)%	3.57%	2.78%	(2.53)%	$10	—
Year Ended July 31, 2021	$17.88	(0.34)	(1.91)	(2.25)	—	—	$15.63	(12.52)%	5.54%	2.78%	(2.77)%	$6	—
UltraShort Dow 30 ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$10.81	0.10	(1.92)	(1.82)	(0.40)	(0.40)	$8.59	(16.90)%	3.50%	1.78%	2.09%	$1,048	—
Year Ended July 31, 2025	$13.62	0.33	(2.48)	(2.15)	(0.66)	(0.66)	$10.81	(16.29)%	3.19%	1.78%	2.72%	$1,665	—
Year Ended July 31, 2024	$17.08	0.56	(3.67)	(3.11)	(0.35)	(0.35)	$13.62	(18.44)%	2.76%	1.78%	3.53%	$1,916	—
Year Ended July 31, 2023	$20.36	0.44	(3.72)	(3.28)	—	—	$17.08	(16.11)%	2.70%	1.78%	2.26%	$3,001	—
Year Ended July 31, 2022	$20.44	(0.30)	0.22	(0.08)	—	—	$20.36	(0.39)%	2.65%	1.78%	(1.48)%	$2,491	—
Year Ended July 31, 2021(e)	$40.04	(0.49)	(19.11)	(19.60)	—	—	$20.44	(48.95)%	2.47%	1.78%	(1.77)%	$2,916	—
Service Class
Six Months Ended January 31, 2026 (unaudited)	$9.25	0.06	(1.66)	(1.60)	(0.17)	(0.17)	$7.48	(17.29)%	4.50%	2.78%	1.09%	$6	—
Year Ended July 31, 2025	$11.62	0.22	(2.17)	(1.95)	(0.42)	(0.42)	$9.25	(17.22)%	4.19%	2.78%	1.72%	$38	—
Year Ended July 31, 2024	$14.67	0.42	(3.21)	(2.79)	(0.26)	(0.26)	$11.62	(19.23)%	3.76%	2.78%	2.53%	$42	—
Year Ended July 31, 2023	$17.62	0.28	(3.23)	(2.95)	—	—	$14.67	(16.74)%	3.60%	2.68%	1.36%	$44	—
Year Ended July 31, 2022	$17.86	(0.47)	0.23	(0.24)	—	—	$17.62	(1.34)%	3.65%	2.78%	(2.48)%	$156	—
Year Ended July 31, 2021(e)	$35.34	(0.74)	(16.74)	(17.48)	—	—	$17.86	(49.43)%	3.47%	2.78%	(2.77)%	$111	—
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)
As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

Financial Highlights :: 265

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities					Distributions to Shareholders From					Ratios to Average Net Assets				Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)
UltraShort Emerging Markets ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$10.23		0.08	(3.49)		(3.41)		(0.64)	(0.64)		$6.18	(34.14)%		6.48%	1.78%	2.08%	$403	—
Year Ended July 31, 2025	$16.77		0.35	(6.68	)(e)	(6.33)		(0.21)	(0.21)		$10.23	(38.16)%		5.46%	1.78%	2.67%	$836	—
Year Ended July 31, 2024	$19.62		0.73	(2.21)		(1.48)		(1.37)	(1.37)		$16.77	(8.31)%		5.74%	1.78%	3.52%	$349	—
Year Ended July 31, 2023	$28.93		0.63	(9.94)		(9.31)		—	—		$19.62	(32.18)%		3.67%	1.78%	2.28%	$312	—
Year Ended July 31, 2022	$23.19		(0.39)	6.13		5.74		—	—		$28.93	24.75%		3.73%	1.78%	(1.43)%	$1,247	—
Year Ended July 31, 2021(f)	$39.50		(0.45)	(15.86)		(16.31)		—	—		$23.19	(41.26)%		5.39%	1.78%	(1.77)%	$562	—
Service Class
Six Months Ended January 31, 2026 (unaudited)	$9.09		0.05	(3.13)		(3.08)		(0.44)	(0.44)		$5.57	(34.50)%		7.48%	2.78%	1.08%	$6	—
Year Ended July 31, 2025	$14.98		0.23	(6.02	)(e)	(5.79)		(0.10)	(0.10)		$9.09	(38.93)%		6.46%	2.78%	1.67%	$5	—
Year Ended July 31, 2024	$17.34		0.55	(2.04)		(1.49)		(0.87)	(0.87)		$14.98	(9.27)%		6.74%	2.78%	2.52%	$13	—
Year Ended July 31, 2023	$25.83		0.39	(8.88)		(8.49)		—	—		$17.34	(32.86)%		4.67%	2.78%	1.28%	$13	—
Year Ended July 31, 2022	$20.93		(0.63)	5.53		4.90		—	—		$25.83	23.52%		4.73%	2.78%	(2.43)%	$31	—
Year Ended July 31, 2021(f)	$35.98		(0.69)	(14.36)		(15.05)		—	—		$20.93	(41.89)%		6.39%	2.78%	(2.77)%	$31	—
UltraShort International ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$13.35		0.12	(3.43)		(3.31)		(0.35)	(0.35)		$9.69	(24.99)%		2.75%	1.78%	2.13%	$1,860	—
Year Ended July 31, 2025	$16.86		0.42	(3.46)		(3.04)		(0.47)	(0.47)		$13.35	(18.80)%		2.56%	1.78%	2.65%	$2,008	—
Year Ended July 31, 2024	$19.74		0.68	(2.82)		(2.14)		(0.74)	(0.74)		$16.86	(11.20)%		2.93%	1.78%	3.50%	$2,097	—
Year Ended July 31, 2023	$26.52		0.55	(7.33)		(6.78)		—	—		$19.74	(25.57)%		2.45%	1.78%	2.19%	$2,569	—
Year Ended July 31, 2022	$22.38		(0.34)	4.48		4.14		—	—		$26.52	18.50%		2.60%	1.78%	(1.41)%	$2,640	—
Year Ended July 31, 2021(f)	$42.06		(0.51)	(19.17)		(19.68)		—	—		$22.38	(46.82)%		3.13%	1.78%	(1.77)%	$1,631	—
Service Class
Six Months Ended January 31, 2026 (unaudited)	$11.93		0.08	(3.10)		(3.02)		(0.01)	(0.01)		$8.90	(25.40)%		3.75%	2.78%	1.13%	$2	—
Year Ended July 31, 2025	$14.84		0.28	(3.19)		(2.91)		—	—		$11.93	(19.61)%		3.55%	2.77%	1.66%	$27	—
Year Ended July 31, 2024	$17.32		0.51	(2.56)		(2.05)		(0.43)	(0.43)		$14.84	(12.25)%		3.93%	2.78%	2.50%	$4	—
Year Ended July 31, 2023	$23.51		0.34	(6.53)		(6.19)		—	—		$17.32	(26.31)%		3.45%	2.78%	1.19%	$4	—
Year Ended July 31, 2022	$20.04		(0.57)	4.04		3.47		—	—		$23.51	17.30%		3.60%	2.78%	(2.41)%	$6	—
Year Ended July 31, 2021(f)	$38.07		(0.78)	(17.25)		(18.03)		—	—		$20.04	(47.32)%		4.14%	2.79%	(2.78)%	$5	—
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)
As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

266 :: Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Investment Activities	Distributions to Shareholders From	Ratios to Average Net Assets	Supplemental Data
Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)
UltraShort Japan ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$34.90	0.24	(16.07)	(15.83)	(0.35)	(0.35)	$18.72	(45.47)%	3.72%	1.79	%(e)	1.96%	$1,605	—
Year Ended July 31, 2025(f)	$47.65	1.08	(10.05	)(g)	(8.97)	(3.78)	(3.78)	$34.90	(19.74)%	4.90%	1.78%	2.53%	$1,460	—
Year Ended July 31, 2024(f)	$67.66	1.80	(20.71)	(18.91)	(1.10)	(1.10)	$47.65	(28.39)%	5.02%	1.78%	3.26%	$1,304	—
Year Ended July 31, 2023(f)	$101.79	1.90	(36.03)	(34.13)	—	—	$67.66	(33.50)%	7.36%	1.78%	2.30%	$961	—
Year Ended July 31, 2022(f)	$125.31	(1.80)	(21.72)	(23.52)	—	—	$101.79	(18.75)%	10.76%	1.78%	(1.54)%	$199	—
Year Ended July 31, 2021(f)	$222.35	(2.60)	(94.44)	(97.04)	—	—	$125.31	(43.63)%	8.91%	1.78%	(1.77)%	$233	—
Service Class
Six Months Ended January 31, 2026 (unaudited)	$34.74	0.07	(15.94)	(15.87)	—	—	$18.87	(45.73)%	4.72%	2.79	%(e)	0.96%	$—	(h)	—
Year Ended July 31, 2025(f)	$38.92	0.68	(4.86	)(g)	(4.18)	—	—	$34.74	(16.69)%	5.87%	2.75%	1.56%	$13	—
Year Ended July 31, 2024(f)	$60.45	1.30	(19.30)	(18.00)	—	—	$38.92	(29.03)%	6.02%	2.78%	2.26%	$—	(h)	—
Year Ended July 31, 2023(f)	$92.00	1.20	(32.75)	(31.55)	—	—	$60.45	(34.26)%	8.36%	2.78%	1.30%	$1	—
Year Ended July 31, 2022(f)	$111.49	(2.80)	(16.69)	(19.49)	—	—	$92.00	(19.71)%	11.76%	2.78%	(2.54)%	$1	—
Year Ended July 31, 2021(f)	$203.18	(3.70)	(87.99)	(91.69)	—	—	$111.49	(44.23)%	9.91%	2.78%	(2.77)%	$29	—
UltraShort Latin America ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$34.17	0.26	(17.17)	(16.91)	(1.98)	(1.98)	$15.28	(50.98)%	4.82%	1.78%	2.20%	$6,133	—
Year Ended July 31, 2025(i)	$45.28	1.10	(10.48)	(9.38)	(1.73)	(1.73)	$34.17	(21.93)%	3.82%	1.78%	2.72%	$1,136	—
Year Ended July 31, 2024(i)	$39.83	1.36	4.97	6.33	(0.88)	(0.88)	$45.28	16.68%	3.71%	1.78%	3.43%	$1,410	—
Year Ended July 31, 2023(i)	$73.41	1.36	(34.94)	(33.58)	—	—	$39.83	(45.75)%	3.95%	1.78%	2.42%	$1,721	—
Year Ended July 31, 2022(i)	$82.12	(1.20)	(7.51)	(8.71)	—	—	$73.41	(10.61)%	4.14%	1.78%	(1.48)%	$1,796	—
Year Ended July 31, 2021(i)	$221.36	(2.56)	(136.68)	(139.24)	—	—	$82.12	(62.88)%	3.28%	1.78%	(1.77)%	$804	—
Service Class
Six Months Ended January 31, 2026 (unaudited)	$29.78	0.14	(15.24)	(15.10)	(0.64)	(0.64)	$14.04	(51.25)%	5.82%	2.78%	1.20%	$1	—
Year Ended July 31, 2025(i)	$39.61	0.73	(9.10)	(8.37)	(1.46)	(1.46)	$29.78	(22.31)%	4.82%	2.78%	1.72%	$17	—
Year Ended July 31, 2024(i)	$34.15	1.04	4.42	5.46	—	—	$39.61	15.65%	4.71%	2.78%	2.43%	$85	—
Year Ended July 31, 2023(i)	$63.70	0.80	(30.35)	(29.55)	—	—	$34.15	(46.30)%	4.95%	2.78%	1.42%	$3	—
Year Ended July 31, 2022(i)	$71.87	(2.00)	(6.17)	(8.17)	—	—	$63.70	(11.44)%	5.14%	2.78%	(2.48)%	$8	—
Year Ended July 31, 2021(i)	$196.01	(3.76)	(120.38)	(124.14)	—	—	$71.87	(63.24)%	4.28%	2.78%	(2.77)%	$9	—
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)
The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end.
(f)
As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:10 reverse share split that occurred on October 14, 2024.
(g)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(h)
Amount is less than $500.
(i)
As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:8 reverse share split that occurred on October 14, 2024.

Financial Highlights :: 267

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities					Distributions to Shareholders From					Ratios to Average Net Assets				Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)
UltraShort Mid-Cap ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$27.81		0.26	(4.57)		(4.31)		(0.64)	(0.64)	$22.86	(15.65)%		7.11%	1.78%		2.04%	$478		—
Year Ended July 31, 2025	$31.08		0.78	(2.57)		(1.79)		(1.48)	(1.48)	$27.81	(5.98)%		6.22%	1.78%		2.57%	$480		—
Year Ended July 31, 2024	$40.62		1.40	(9.16)		(7.76)		(1.78)	(1.78)	$31.08	(19.79)%		5.07%	1.78%		3.48%	$532		—
Year Ended July 31, 2023(e)	$51.24		1.13	(11.75)		(10.62)		—	—	$40.62	(20.66)%		3.54%	1.78%		2.31%	$975		—
Year Ended July 31, 2022(e)	$53.58		(0.80)	(1.54)		(2.34)		—	—	$51.24	(4.48)%		3.56%	1.78%		(1.50)%	$1,424		—
Year Ended July 31, 2021(e)	$131.61		(1.40)	(76.63)		(78.03)		—	—	$53.58	(59.27)%		3.22%	1.78%		(1.77)%	$1,443		—
Service Class
Six Months Ended January 31, 2026 (unaudited)	$23.98		0.15	(3.54)		(3.39)		—	—	$20.59	(14.07)%		8.11%	2.78%		1.04%	$—	(f)	—
Year Ended July 31, 2025	$26.84		0.52	(2.19)		(1.67)		(1.19)	(1.19)	$23.98	(6.43)%		7.22%	2.78%		1.57%	$12		—
Year Ended July 31, 2024	$35.10		1.05	(8.09)		(7.04)		(1.22)	(1.22)	$26.84	(20.62)%		6.07%	2.78%		2.48%	$21		—
Year Ended July 31, 2023(e)	$44.77		0.70	(10.37)		(9.67)		—	—	$35.10	(21.63)%		4.54%	2.78%		1.31%	$42		—
Year Ended July 31, 2022(e)	$47.28		(1.30)	(1.21)		(2.51)		—	—	$44.77	(5.29)%		4.56%	2.78%		(2.50)%	$53		—
Year Ended July 31, 2021(e)	$117.12		(2.10)	(67.74)		(69.84)		—	—	$47.28	(59.61)%		4.22%	2.78%		(2.77)%	$20		—
UltraShort Nasdaq‑100 ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$19.16		0.18	(3.33)		(3.15)		(0.43)	(0.43)	$15.58	(16.45)%		1.96%	1.78%		2.11%	$15,305		—
Year Ended July 31, 2025	$31.51		0.71	(11.56)		(10.85)		(1.50)	(1.50)	$19.16	(35.59)%		1.96%	1.83	%(g)	2.73%	$20,168		—
Year Ended July 31, 2024	$48.40		1.41	(15.89)		(14.48)		(2.41)	(2.41)	$31.51	(31.02)%		2.01%	1.88%		3.42%	$9,819		—
Year Ended July 31, 2023(h)	$78.98		1.97	(32.53)		(30.56)		(0.02)	(0.02)	$48.40	(38.71)%		1.66%	1.66%		2.50%	$16,415		—
Year Ended July 31, 2022(h)	$78.50		(0.90)	1.38		0.48		—	—	$78.98	0.64%		1.68%	1.68%		(1.09)%	$100,824		—
Year Ended July 31, 2021(h)(i)	$179.00		(2.05)	(98.35)		(100.40)		(0.10)	(0.10)	$78.50	(55.87)%		1.78%	1.78%		(1.76)%	$9,281		—
Service Class
Six Months Ended January 31, 2026 (unaudited)	$17.75		0.10	(3.09)		(2.99)		(0.32)	(0.32)	$14.44	(16.90)%		2.96%	2.78%		1.11%	$53		—
Year Ended July 31, 2025	$29.27		0.46	(10.84)		(10.38)		(1.14)	(1.14)	$17.75	(36.37)%		2.96%	2.83	%(g)	1.73%	$28		—
Year Ended July 31, 2024	$44.91		1.03	(14.83)		(13.80)		(1.84)	(1.84)	$29.27	(31.66)%		2.97%	2.84%		2.46%	$46		—
Year Ended July 31, 2023(h)	$73.94		1.23	(30.26)		(29.03)		—	—	$44.91	(39.26)%		2.64%	2.64%		1.52%	$69		—
Year Ended July 31, 2022(h)	$74.25		(1.60)	1.29		(0.31)		—	—	$73.94	(0.40)%		2.68%	2.68%		(2.09)%	$168		—
Year Ended July 31, 2021(h)(i)	$171.01		(3.20)	(93.56)		(96.76)		—	—	$74.25	(56.43)%		2.78%	2.78%		(2.76)%	$184		—
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)
As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:10 reverse share split that occurred on March 6, 2023.
(f)
Amount is less than $500.
(g)
The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end.
(h)
As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:5 reverse share split that occurred on March 13, 2023.
(i)
As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:8 reverse share split that occurred on December 14, 2020.

268 :: Financial Highlights

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)
UltraShort Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$43.85		0.39	(13.17)	(12.78)		(1.51)		(1.51)		$29.56	(29.46)%	2.26%	1.78%	2.20%	$3,126		—
Year Ended July 31, 2025(e)	$48.11		1.31	(3.61)	(2.30)		(1.96)		(1.96)		$43.85	(4.97)%	2.64%	1.78%	2.69%	$4,817		—
Year Ended July 31, 2024(e)	$64.97		2.30	(16.36)	(14.06)		(2.80)		(2.80)		$48.11	(22.36)%	2.38%	1.78%	3.46%	$2,818		—
Year Ended July 31, 2023(e)	$80.62		2.00	(17.65)	(15.65)		—		—		$64.97	(19.35)%	2.19%	1.78%	2.47%	$5,009		—
Year Ended July 31, 2022(e)	$72.75		(1.10)	8.97	7.87		—		—		$80.62	10.87%	2.32%	1.78%	(1.46)%	$4,194		—
Year Ended July 31, 2021(e)	$201.20		(1.80)	(126.65)	(128.45)		—		—		$72.75	(63.87)%	2.10%	1.78%	(1.77)%	$8,081		—
Service Class
Six Months Ended January 31, 2026 (unaudited)	$39.38		0.22	(11.68)	(11.46)		—		—		$27.92	(29.07)%	3.09%	2.61%	1.37%	$—	(f)	—
Year Ended July 31, 2025(e)	$43.33		0.88	(3.34)	(2.46)		(1.49)		(1.49)		$39.38	(5.80)%	3.64%	2.78%	1.69%	$30		—
Year Ended July 31, 2024(e)	$58.63		1.70	(14.90)	(13.20)		(2.10)		(2.10)		$43.33	(23.13)%	3.38%	2.78%	2.46%	$106		—
Year Ended July 31, 2023(e)	$73.60		1.20	(16.17)	(14.97)		—		—		$58.63	(20.38)%	3.19%	2.78%	1.47%	$120		—
Year Ended July 31, 2022(e)	$67.07		(1.80)	8.33	6.53		—		—		$73.60	9.69%	3.32%	2.78%	(2.46)%	$159		—
Year Ended July 31, 2021(e)	$187.34		(2.80)	(117.47)	(120.27)		—		—		$67.07	(64.19)%	3.10%	2.78%	(2.77)%	$508		—
UltraSmall-Cap ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$61.70		0.23	21.18	21.41		(0.35)		(0.35)		$82.76	34.77%	1.46%	1.46%	0.61%	$51,381		61%
Year Ended July 31, 2025	$71.97		0.34	(9.90)	(9.56)		(0.71)		(0.71)		$61.70	(13.36)%	1.67%	1.67%	0.53%	$39,784		69%
Year Ended July 31, 2024	$62.24		0.45	9.72	10.17		(0.44)		(0.44)		$71.97	16.45%	1.71%	1.70%	0.79%	$57,725		46%
Year Ended July 31, 2023	$60.08		0.28	1.88	2.16		—		—		$62.24	3.58%	1.67%	1.67%	0.51%	$50,344		97%
Year Ended July 31, 2022	$89.55		(0.55)	(28.92)	(29.47)		—		—		$60.08	(32.91)%	1.60%	1.60%	(0.72)%	$52,577		46%
Year Ended July 31, 2021	$41.81		(0.81)	48.55	47.74		—		—		$89.55	114.21%	1.62%	1.62%	(1.04)%	$100,147		27%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$48.56		(0.07)	16.63	16.56		—		—		$65.12	34.14%	2.46%	2.46%	(0.39)%	$799		61%
Year Ended July 31, 2025	$56.85		(0.15)	(7.89)	(8.04)		(0.25)		(0.25)		$48.56	(14.18)%	2.66%	2.66%	(0.46)%	$486		69%
Year Ended July 31, 2024	$49.40		(0.01)	7.56	7.55		(0.10)		(0.10)		$56.85	15.29%	2.71%	2.70%	(0.21)%	$554		46%
Year Ended July 31, 2023	$48.18		(0.16)	1.38	1.22		—		—		$49.40	2.53%	2.67%	2.67%	(0.49)%	$183		97%
Year Ended July 31, 2022	$72.53		(1.19)	(23.16)	(24.35)		—		—		$48.18	(33.56)%	2.60%	2.60%	(1.72)%	$235		46%
Year Ended July 31, 2021	$34.20		(1.46)	39.79	38.33		—		—		$72.53	112.08%	2.62%	2.62%	(2.04)%	$994		27%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)
As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:10 reverse share split that occurred on October 14, 2024.
(f)
Amount is less than $500.

Financial Highlights :: 269

See accompanying notes to financial statements.

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			Investment Activities					Distributions to Shareholders From							Ratios to Average Net Assets				Supplemental Data
Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)
U.S. Government Plus ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$31.82		0.36	0.13 (e)		0.49		(0.39)		(0.39)	$31.92		1.56%		2.12%	1.70%		2.24%	$2,471	—
Year Ended July 31, 2025	$36.03		0.97	(4.17)		(3.20)		(1.01)		(1.01)	$31.82		(9.05)%		1.96%	1.70%		2.88%	$3,378	—
Year Ended July 31, 2024	$39.69		1.29	(3.62)		(2.33)		(1.33)		(1.33)	$36.03		(5.75)%		1.92%	1.71	%(f)	3.68%	$12,726	—
Year Ended July 31, 2023	$50.72		0.96	(11.24)	(10.28)			(0.75)		(0.75)	$39.69		(20.28)%		1.78%	1.78	%(f)	2.27%	$8,475	—
Year Ended July 31, 2022	$69.24		(0.77)	(17.75)	(18.52)			—		—	$50.72		(26.76)%		1.41%	1.41%		(1.24)%	$8,264	— (g)
Year Ended July 31, 2021	$85.98		(0.83)	(15.91)	(16.74)			—		—	$69.24		(19.47)%		1.51%	1.51%		(1.17)%	$24,182	99%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$28.64		0.21	0.09 (e)		0.30		(0.18)		(0.18)	$28.76		1.05%		3.12%	2.70%		1.24%	$545	—
Year Ended July 31, 2025	$32.36		0.66	(3.83)		(3.17)		(0.55)		(0.55)	$28.64		(9.90)%		2.96%	2.70%		1.88%	$565	—
Year Ended July 31, 2024	$35.59		0.97	(3.33)		(2.36)		(0.87)		(0.87)	$32.36		(6.56)%		2.92%	2.71	%(f)	2.68%	$1,803	—
Year Ended July 31, 2023	$45.48		0.58	(10.20)		(9.62)		(0.27)		(0.27)	$35.59		(21.13)%		2.78%	2.78	%(f)	1.27%	$122	—
Year Ended July 31, 2022	$62.71		(1.36)	(15.87)	(17.23)			—		—	$45.48		(27.49)%		2.41%	2.41%		(2.24)%	$587	— (g)
Year Ended July 31, 2021	$78.67		(1.50)	(14.46)	(15.96)			—		—	$62.71		(20.29)%		2.51%	2.51%		(2.17)%	$1,839	99%
Utilities UltraSector ProFund
Investor Class
Six Months Ended January 31, 2026 (unaudited)	$82.29		0.67	0.36		1.03		(0.63)		(0.63)	$82.69		1.27	%(h)	1.63%	1.63%		1.58%	$10,185	362%
Year Ended July 31, 2025	$65.66		1.22	16.24		17.46		(0.83)		(0.83)	$82.29		26.85	%(i)	1.76%	1.71%		1.66%	$15,269	278%
Year Ended July 31, 2024	$59.61		0.84	6.14		6.98		(0.93)		(0.93)	$65.66		12.06%		1.81%	1.80%		1.47%	$37,071	35%
Year Ended July 31, 2023	$70.17		0.81	(10.74)		(9.93)		(0.63)		(0.63)	$59.61		(14.25)%		1.86%	1.86%		1.29%	$6,553	53%
Year Ended July 31, 2022	$58.73		0.28	11.29		11.57		(0.13)		(0.13)	$70.17		19.73	%(j)	1.73%	1.73%		0.44%	$12,518	113%
Year Ended July 31, 2021	$51.44		0.09	7.52		7.61		(0.32	)(k)	(0.32)	$58.73		14.85%		2.06%	2.02	%(f)	0.17%	$8,418	95%
Service Class
Six Months Ended January 31, 2026 (unaudited)	$76.31		0.28	0.30		0.58		—		—	$76.89		0.77	%(h)	2.62%	2.62%		0.59%	$261	362%
Year Ended July 31, 2025	$60.78		0.54	14.99		15.53		—		—	$76.31		25.55	%(i)	2.76%	2.71%		0.66%	$305	278%
Year Ended July 31, 2024	$54.87		0.33	5.67		6.00		(0.09)		(0.09)	$60.78		10.98%		2.81%	2.80%		0.47%	$541	35%
Year Ended July 31, 2023	$64.64		0.23	(10.00)		(9.77)		—		—	$54.87		(15.11)%		2.86%	2.86%		0.29%	$289	53%
Year Ended July 31, 2022	$54.53		(0.32)	10.43		10.11		—		—	$64.64		18.54	%(j)	2.73%	2.73%		(0.56)%	$1,069	113%
Year Ended July 31, 2021	$47.93		(0.39)	6.99		6.60		—		—	$54.53		13.77%		3.01%	2.97	%(f)	(0.78)%	$368	95%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)
The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end.
(g)
The portfolio turnover rate significantly decreased due to there being no sales or purchases of U.S. Treasury Obligations during the year.
(h)
During the six months ended January 31, 2026, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.15%.
(i)
During the year ended July 31, 2025, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 1.12%.
(j)
During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.16%.
(k)
Subsequent to the issuance of the July 31, 2021 financial statements, $0.10 of the distribution was determined to be a return of capital.

270 :: Financial Highlights

See accompanying notes to financial statements.

Notes to Financial Statements

272 :: Notes to Financial Statements :: January 31, 2026 (Unaudited)

1. Organization

ProFunds (the “Trust”) consists of 117 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series.

These accompanying financial statements (“financial statements”) relate to the following portfolios of the Trust included in this report (collectively, the “ProFunds” and individually, a “ProFund”):

Classic ProFunds:

Bull ProFund

Europe 30 ProFund

Large-Cap Growth ProFund

Large-Cap Value ProFund

Mid-Cap Growth ProFund

Mid-Cap ProFund

Mid-Cap Value ProFund

Nasdaq‑100 ProFund

Small-Cap Growth ProFund

Small-Cap ProFund

Small-Cap Value ProFund

Ultra ProFunds:

UltraBull ProFund

UltraChina ProFund

UltraDow 30 ProFund

UltraEmerging Markets ProFund

UltraInternational ProFund

UltraJapan ProFund

UltraLatin America ProFund

UltraMid-Cap ProFund

UltraNasdaq‑100 ProFund

UltraSmall-Cap ProFund

Inverse ProFunds:

Bear ProFund

Short Nasdaq‑100 ProFund

Short Small-Cap ProFund

UltraBear ProFund

UltraShort China ProFund

UltraShort Dow 30 ProFund

UltraShort Emerging Markets ProFund

UltraShort International ProFund

UltraShort Japan ProFund

UltraShort Latin America ProFund

UltraShort Mid-Cap ProFund

UltraShort Nasdaq‑100 ProFund

UltraShort Small-Cap ProFund

UltraSector ProFunds:

Banks UltraSector ProFund

Biotechnology UltraSector ProFund

Communication Services UltraSector ProFund

Consumer Discretionary UltraSector ProFund

Consumer Staples UltraSector ProFund

Energy UltraSector ProFund

Financials UltraSector ProFund

Health Care UltraSector ProFund

Industrials UltraSector ProFund

Internet UltraSector ProFund

Materials UltraSector ProFund

Oil & Gas Equipment & Services UltraSector ProFund

Pharmaceuticals UltraSector ProFund

Precious Metals UltraSector ProFund

Real Estate UltraSector ProFund

Semiconductor UltraSector ProFund

Technology UltraSector ProFund

Utilities UltraSector ProFund

Inverse Sector ProFunds:

Short Energy ProFund

Short Precious Metals ProFund

Short Real Estate ProFund

Non-Equity ProFunds:

Access Flex Bear High Yield ProFund

Access Flex High Yield ProFund

Falling U.S. Dollar ProFund

Rising Rates Opportunity ProFund

Rising Rates Opportunity 10 ProFund

Rising U.S. Dollar ProFund

U.S. Government Plus ProFund

Each ProFund’s investment objective is disclosed in its prospectus. Each ProFund, other than Europe 30 ProFund, Large-Cap Growth ProFund, Large-Cap Value ProFund, Mid-Cap Growth ProFund, Mid-Cap Value ProFund, Small-Cap Growth ProFund, and Small-Cap Value ProFund is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: an Investor Class and a Service Class. The Large-Cap Growth ProFund may operate as “non-diversified”, as defined under the 1940 Act, to the extent necessary to approximate the composition of its index.

January 31, 2026 (Unaudited) :: Notes to Financial Statements :: 273

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds.

Each ProFund included herein is deemed to be an individual reporting segment and Officers of the Trust collectively act as the ProFund’s chief operating decision maker (“CODM”). The CODM monitors the operating results of each ProFund as a whole and each ProFund’s long-term strategic asset allocation is guided by the ProFund’s investment objective and principal investment strategies as described in its prospectus and executed by ProFund Advisors LLC (the “Advisor”). The financial information provided to and reviewed by the CODM is consistent with that presented in the ProFund’s financial statements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Cash

Cash is held at major financial institutions and is subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC) limitations.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes.

Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed‑upon future price and date, normally one business day. The resale price is typically greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. ProFunds within the Trust invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund, amounts to more than 15% of the ProFund’s total net assets. The investments of each of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of January 31, 2026, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

274 :: Notes to Financial Statements :: January 31, 2026 (Unaudited)

Fund Name	HSBC Securities (USA), Inc., 3.55% dated 1/30/26, due 2/2/26(1)		Natwest Markets, LLC, 3.53% dated 1/30/26, due 2/2/26(2)		RBC Capital Markets, LLC, 3.45% dated 1/30/26, due 2/2/26(3)	Societe Generale, 3.55% dated 1/30/26, due 2/2/26(4)	UMB Bank, N.A., 3.40% dated 1/30/26, due 2/2/26(5)
Access Flex Bear High Yield ProFund		$11,000		$11,000		$6,000	$14,000	$9,000
Access Flex High Yield ProFund		3,336,000		3,469,000		1,868,000	4,337,000	1,859,000
Banks UltraSector ProFund		294,000		306,000		163,000	381,000	169,000
Bear ProFund		1,435,000		1,493,000		803,000	1,867,000	807,000
Biotechnology UltraSector ProFund		10,728,000		11,158,000		6,007,000	13,948,000	5,979,000
Bull ProFund		2,683,000		2,790,000		1,501,000	3,487,000	1,499,000
Communication Services UltraSector ProFund		1,990,000		2,070,000		1,113,000	2,588,000	1,115,000
Consumer Discretionary UltraSector ProFund		1,054,000		1,096,000		590,000	1,371,000	593,000
Consumer Staples UltraSector ProFund		412,000		429,000		230,000	536,000	235,000
Energy UltraSector ProFund		819,000		852,000		459,000	1,066,000	461,000
Falling U.S. Dollar ProFund		379,000		395,000		212,000	493,000	214,000
Financials UltraSector ProFund		270,000		281,000		151,000	351,000	157,000
Health Care UltraSector ProFund		1,489,000		1,550,000		834,000	1,938,000	836,000
Industrials UltraSector ProFund		509,000		529,000		283,000	661,000	291,000
Internet Ultra Sector ProFund		2,968,000		3,086,000		1,662,000	3,859,000	1,660,000
Large-Cap Growth ProFund		37,000		39,000		21,000	49,000	23,000
Materials UltraSector ProFund		2,304,000		2,396,000		1,290,000	2,995,000	1,289,000
Mid-Cap Growth ProFund		3,000		3,000		2,000	4,000	5,000
Mid-Cap ProFund		283,000		295,000		157,000	368,000	164,000
Nasdaq‑100 ProFund		5,021,000		5,221,000		2,811,000	6,527,000	2,800,000
Oil & Gas Equipment & Services UltraSector ProFund		872,000		907,000		487,000	1,134,000	492,000
Pharmaceuticals UltraSector ProFund		170,000		177,000		94,000	221,000	101,000
Precious Metals UltraSector ProFund		7,994,000		8,314,000		4,476,000	10,393,000	4,458,000
Real Estate UltraSector ProFund		132,000		138,000		75,000	173,000	82,000
Rising Rates Opportunity ProFund		1,640,000		1,706,000		917,000	2,133,000	921,000
Rising Rates Opportunity 10 ProFund		111,000		116,000		62,000	145,000	70,000
Rising U.S. Dollar ProFund		1,962,000		2,041,000		1,098,000	2,550,000	1,098,000
Semiconductor UltraSector ProFund		23,719,000		24,667,000		13,282,000	30,835,000	13,210,000
Short Energy ProFund		141,000		147,000		78,000	184,000	85,000
Short Nasdaq‑100 ProFund		690,000		718,000		385,000	896,000	390,000
Short Precious Metals ProFund		3,169,000		3,297,000		1,774,000	4,121,000	1,771,000
Short Real Estate ProFund		123,000		129,000		68,000	160,000	77,000
Short Small-Cap ProFund		167,000		174,000		93,000	218,000	100,000
Small-Cap ProFund		941,000		978,000		526,000	1,223,000	530,000
Small-Cap Value ProFund		11,000		11,000		6,000	14,000	9,000
Technology UltraSector ProFund		4,453,000		4,632,000		2,493,000	5,790,000	2,486,000
UltraBear ProFund		1,067,000		1,109,000		596,000	1,387,000	600,000
UltraBull ProFund		10,555,000		10,977,000		5,909,000	13,721,000	5,884,000
UltraChina ProFund		888,000		924,000		497,000	1,155,000	500,000
UltraDow 30 ProFund		2,278,000		2,369,000		1,275,000	2,962,000	1,275,000
UltraEmerging Markets ProFund		656,000		681,000		367,000	853,000	370,000
UltraInternational ProFund		1,773,000		1,845,000		992,000	2,306,000	994,000
UltraJapan ProFund		5,275,000		5,486,000		2,953,000	6,857,000	2,941,000
UltraLatin America ProFund		672,000		699,000		376,000	874,000	380,000
UltraMid-Cap ProFund		2,870,000		2,984,000		1,606,000	3,731,000	1,605,000
UltraNasdaq‑100 ProFund		62,332,000		64,827,000		34,906,000	81,033,000	34,703,000
UltraShort China ProFund		540,000		563,000		301,000	703,000	309,000
UltraShort Dow 30 ProFund		252,000		262,000		141,000	328,000	147,000
UltraShort Emerging Markets ProFund		87,000		90,000		48,000	111,000	54,000
UltraShort International ProFund		529,000		552,000		296,000	689,000	301,000
UltraShort Japan ProFund		263,000		274,000		147,000	342,000	151,000
UltraShort Latin America ProFund		947,000		984,000		530,000	1,230,000	533,000
UltraShort Mid-Cap ProFund		89,000		94,000		50,000	117,000	57,000
UltraShort Nasdaq‑100 ProFund		3,286,000		3,417,000		1,839,000	4,271,000	1,835,000
UltraShort Small-Cap ProFund		726,000		755,000		405,000	943,000	411,000

January 31, 2026 (Unaudited) :: Notes to Financial Statements :: 275

Fund Name	HSBC Securities (USA), Inc., 3.55% dated 1/30/26, due 2/2/26(1)		Natwest Markets, LLC, 3.53% dated 1/30/26, due 2/2/26(2)		RBC Capital Markets, LLC, 3.45% dated 1/30/26, due 2/2/26(3)	Societe Generale, 3.55% dated 1/30/26, due 2/2/26(4)	UMB Bank, N.A., 3.40% dated 1/30/26, due 2/2/26(5)
UltraSmall-Cap ProFund		$3,184,000		$3,312,000		$1,783,000	$4,139,000	$1,779,000
U.S. Government Plus ProFund		1,398,000		1,455,000		783,000	1,819,000	788,000
Utilities UltraSector ProFund	411,000			427,000		229,000	534,000	238,000
		$182,398,000		$189,707,000		$102,106,000	$237,135,000	$101,900,000

Each repurchase agreement was fully collateralized by U.S. government securities as of January 31, 2026, as follows:

(1)
U.S. Treasury Bonds, 3.625%, due 8/15/2043, total value of $186,040,922.
(2)
U.S. Treasury Notes, 3.625% to 4.125%, due 5/31/2027 to 11/30/2029, total value of $193,496,170.
(3)
U.S. Treasury Notes, 3.875%, due 5/31/2027, total value $104,149,759.
(4)
U.S. Treasury Notes, 3.50% to 4.375%, due 11/15/2028 to 5/15/2034, total value $241,869,429.
(5)
U.S. Treasury Notes, 4.00% to 4.25%, due 1/15/2027 to 3/15/2027, total value $103,933,596.

Investments in Other Investment Companies

Each ProFund may invest in other investment companies, including exchange-traded funds (“ETFs”) and unit investment trusts (“UITs”), to the extent that such an investment would be consistent with the requirements of the 1940 Act. If the ProFund invests in, and thus, is a shareholder of, another investment company, the ProFund’s shareholders will indirectly bear the ProFund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the ProFund to the ProFund’s own investment adviser and the other expenses that the ProFund bears directly in connection with the ProFund’s own operations. Because most ETFs are investment companies, the ProFund’s investments in such investment companies generally would be limited under applicable federal statutory provisions. Those provisions typically restrict the ProFund’s investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The ProFund may invest in certain ETFs in excess of the statutory limit in reliance on Rule 12d1‑4. Rule 12d1‑4 outlines the requirements of fund of funds agreements and specifies the responsibilities of the board related to “funds of funds” arrangements.

Depositary Receipts

Each ProFund may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Each ProFund (other than the Non-Equity ProFunds) may invest in real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Equity REITs invest primarily in real property while mortgage REITs invest in constructions, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REITs, the creditworthiness of the issuer, property taxes, interest rates, and tax regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITs during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions. Certain ProFunds may obtain investment exposure through derivative instruments such as futures contracts, forward currency contracts and swap agreements that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the period ended January 31, 2026, were utilized to gain exposure or inverse exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective.

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at period end are reflected on each respective ProFund’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund’s investment objective.

276 :: Notes to Financial Statements :: January 31, 2026 (Unaudited)

Certain ProFunds utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the period ended January 31, 2026. With the exception of the ProFunds listed below, the notional amount of open derivative positions relative to each ProFund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period. The volume associated with futures contracts in the UltraShort Japan ProFund was 170% based on average monthly notional amounts in comparison to net assets during the period ended January 31, 2026. The volume associated with swap agreements in the MidCap ProFund, Semiconductor UltraSector ProFund, Small-Cap ProFund, and Ultrashort Japan ProFund was 33%, 83%, 40%, and 29%, respectively, based on average monthly notional amounts in comparison to net assets during the period ended January 31, 2026.

In connection with its management of certain series of the Trust included in this report (UltraBear ProFund, UltraJapan ProFund, UltraShort Dow 30 ProFund, UltraShort Japan ProFund, UltraShort Mid-Cap ProFund, UltraShort Nasdaq‑100 ProFund and UltraShort Small-Cap ProFund (the “Commodity Pools”)), the Advisor is registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). The Advisor is also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security, or index. The extent of a ProFund’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will

January 31, 2026 (Unaudited) :: Notes to Financial Statements :: 277

be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, these ProFunds may have to limit its currency transactions to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Falling U.S. Dollar and Rising U.S. Dollar ProFunds engage in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Falling U.S. Dollar and Rising U.S. Dollar ProFunds enter into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non‑payment by the respective ProFund. Similarly, the Falling

U.S. Dollar and Rising U.S. Dollar ProFunds have sought to mitigate credit risk by generally requiring that the counterparties to the ProFund post collateral for the benefit of the ProFund in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of January 31, 2026, there was no collateral posted by counterparties.

Swap Agreements

Each ProFund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities.

On a typical long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets, plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the

278 :: Notes to Financial Statements :: January 31, 2026 (Unaudited)

underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund’s current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated in the ordinary course of business within seven days at approximately the amount a ProFund has valued the asset may be considered to be illiquid for purposes of a ProFund’s illiquid investment limitations.

A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund’s rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund’s risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund’s custodian.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations.

Certain of the ProFund’s ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of January 31, 2026, the collateral posted by counterparties consisted of U.S. Treasury securities and cash.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund’s transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds are subject to master netting agreements for swap agreements and forward currency contracts that allow for amounts owed between the ProFund and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds utilize derivative instruments to achieve their investment objective during the period. The amounts shown in the Statements of Assets and Liabilities generally do not take into consideration the effects of legally enforceable master netting agreements.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund’s Statement of Assets and Liabilities, categorized by risk exposure, as of January 31, 2026.

January 31, 2026 (Unaudited) :: Notes to Financial Statements :: 279

		Assets				Liabilities
Fund Name	Variation Margin on Futures Contracts*		Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
Banks UltraSector ProFund		$—		$67,415	$—	$—			$—		$—
Bear ProFund		—		35,495	—	1,559		—		—
Biotechnology UltraSector ProFund		—		—	—	—		3,708,066		—
Bull ProFund		9,423		—	—	—		49,236		—
Communication Services UltraSector ProFund		—		678,223	—	—		—		—
Consumer Discretionary UltraSector ProFund		—		—	—	—		312,744		—
Consumer Staples UltraSector ProFund		—		63,839	—	—		—		—
Energy UltraSector ProFund		—		500,572	—	—		—		—
Europe 30 ProFund		—		—	—	—		—		—
Financials UltraSector ProFund		—		32,328	—	—		—		—
Health Care UltraSector ProFund		—		—	—	—		481,728		—
Industrials UltraSector ProFund		—		22,799	—	—		—		—
Internet Ultra Sector ProFund		—		—	—	—		425,629		—
Materials UltraSector ProFund		—		—	—	—		396,540		—
Mid-Cap ProFund		—		—	—	—		17,694		—
Nasdaq‑100 ProFund		—		—	—	30,425		257,630		—
Oil & Gas Equipment & Services UltraSector ProFund		—		409,076	—	—		—		—
Pharmaceuticals UltraSector ProFund		—		—	—	—		49,118		—
Precious Metals UltraSector ProFund		—		—	—	—		13,724,770		—
Real Estate UltraSector ProFund		—		4,773	—	—		—		—
Semiconductor UltraSector ProFund		—		5,222,778	—	—		—		—
Short Energy ProFund		—		—	—	—		30,928		—
Short Nasdaq‑100 ProFund		—		49,491	—	—		—		—
Short Precious Metals ProFund		—		1,775,116	—	—		—		—
Short Real Estate ProFund		—		—	—	—		2,193		—
Short Small-Cap ProFund		—		15,592	—	—		—		—
Small-Cap ProFund		30,616		—	—	—		67,521		—
Technology UltraSector ProFund		—		—	—	—		609,353		—
UltraBear ProFund		—		56,598	—	1,559		—		—
UltraBull ProFund		47,900		—	—	—		1,188,630		—
UltraChina ProFund		—		—	—	—		655,239		—
UltraDow 30 ProFund		19,910		—	—	—		137,198		—
UltraEmerging Markets ProFund		—		—	—	—		653,366		—
UltraInternational ProFund		—		—	—	—		241,269		—
UltraJapan ProFund		2,755,224		2,928	—	—		—		—
UltraLatin America ProFund		—		—	—	—		453,363		—
UltraMid-Cap ProFund		57,711		—	—	—		667,319		—
UltraNasdaq‑100 ProFund		—		—	—	1,299,235		21,473,311		—
UltraShort China ProFund		—		100,722	—	—		—		—
UltraShort Dow 30 ProFund		—		6,185	—	—		—		—
UltraShort Emerging Markets ProFund		—		22,621	—	—		—		—
UltraShort International ProFund		—		90,087	—	—		—		—
UltraShort Japan ProFund		—		—	—	45,825		5,005		—
UltraShort Latin America ProFund		—		178,286	—	—		—		—
UltraShort Mid-Cap ProFund		—		11,802	—	—		—		—
UltraShort Nasdaq‑100 ProFund		30,688		426,864	—	—		—		—
UltraShort Small-Cap ProFund		—		129,089	—	4,065		—		—
UltraSmall-Cap ProFund		144,733		—	—	—		1,256,751		—
Utilities UltraSector ProFund		—		104,901	—	—		—		—
Foreign Exchange Rate Risk Exposure:
Falling U.S. Dollar ProFund	—	—	36,879	—	—	16,829
Rising U.S. Dollar ProFund	—	—	41	—	—	129,475
Interest Rate Risk Exposure:
Access Flex Bear High Yield ProFund	—	377	—	—	—	—
Access Flex High Yield ProFund	—	—	—	—	16,003	—

280 :: Notes to Financial Statements :: January 31, 2026 (Unaudited)

		Assets				Liabilities
Fund Name	Variation Margin on Futures Contracts*		Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Rising Rates Opportunity ProFund		$—		$121,096	$—	$—			$—		$—
Rising Rates Opportunity 10 ProFund		—		3,457	—	—		—		—
U.S. Government Plus ProFund		—		—	—	—		97,876		—
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Portfolio Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund’s Statement of Operations, categorized by risk exposure, for the period ended January 31, 2026.

		Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result from Operations
Fund Name	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
Equity Risk Exposure:
Banks UltraSector ProFund		$—	$297,365	$—	$—		$323,540	$—
Bear ProFund		(73,856)	(157,967)	—	25,989		(314,593)	—
Biotechnology UltraSector ProFund		—	23,879,156	—	—		(2,248,189)	—
Bull ProFund		442,842	597,633	—	(155,787)		47,792	—
Communication Services UltraSector ProFund		—	1,149,456	—	—		872,276	—
Consumer Discretionary UltraSector ProFund		—	959,944	—	—		772,522	—
Consumer Staples UltraSector ProFund		—	87,917	—	—		128,325	—
Energy UltraSector ProFund		—	1,287,605	—	—		532,511	—
Financials UltraSector ProFund		—	(909,479)	—	—		409,868	—
Health Care UltraSector ProFund		—	1,501,453	—	—		(161,886)	—
Industrials UltraSector ProFund		—	134,979	—	—		127,968	—
Internet UltraSector ProFund		—	(3,349,733)	—	—		(1,346,178)	—
Materials UltraSector ProFund		—	2,539,439	—	—		(203,856)	—
Mid-Cap ProFund		—	26,632	—	—		37,718	—
Nasdaq‑100 ProFund		1,114,874	5,546,769	—	(500,022)		(90,145)	—
Oil & Gas Equipment & Services UltraSector ProFund		—	2,357,386	—	—		639,004	—
Pharmaceuticals UltraSector ProFund		—	548,289	—	—		43,648	—
Precious Metals UltraSector ProFund		—	41,194,897	—	—		(12,699,497)	—
Real Estate UltraSector ProFund		—	(180,405)	—	—		95,828	—
Semiconductor UltraSector ProFund		—	60,854,398	—	—		(3,728,809)	—
Short Energy ProFund		—	(109,927)	—	—		(29,298)	—
Short Nasdaq‑100 ProFund		—	(239,819)	—	—		35,617	—
Short Precious Metals ProFund		—	(6,820,185)	—	—		1,321,174	—
Short Real Estate ProFund		—	34,919	—	—		(27,782)	—
Short Small-Cap ProFund		—	(168,312)	—	—		693	—
Small-Cap ProFund		42,034	604,453	—	24,155		17,401	—
Technology UltraSector ProFund		—	5,162,741	—	—		(1,037,801)	—
UltraBear ProFund		(73,856)	(1,191,388)	—	25,989		(38,990)	—
UltraBull ProFund		3,067,086	10,864,878	—	(1,163,640)		326,663	—
UltraChina ProFund		—	817,028	—	—		124,426	—
UltraDow 30 ProFund		165,017	3,164,344	—	(20,985)		638,024	—
UltraEmerging Markets ProFund		—	2,542,486	—	—		(508,870)	—
UltraInternational ProFund		—	1,513,910	—	—		73,695	—
UltraJapan ProFund		11,416,470	99,323	—	404,224		3,674	—
UltraLatin America ProFund		—	4,608,598	—	—		(505,633)	—
UltraMid-Cap ProFund		244,340	1,992,434	—	(12,153)		214,458	—
UltraNasdaq‑100 ProFund		9,224,940	122,776,452	—	(5,099,759)		(12,647,811)	—
UltraShort China ProFund		—	(513,624)	—	—		33,556	—

January 31, 2026 (Unaudited) :: Notes to Financial Statements :: 281

		Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result from Operations
Fund Name	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
UltraShort Dow 30 ProFund		$—	$(176,193)	$—	$—		$(44,141)	$—
UltraShort Emerging Markets ProFund		—	(231,345)	—	—		6,956	—
UltraShort International ProFund		—	(673,701)	—	—		9,714	—
UltraShort Japan ProFund		(783,664)	(139,880)	—	52,600		(5,633)	—
UltraShort Latin America ProFund		—	(526,806)	—	—		202,800	—
UltraShort Mid-Cap ProFund		—	(119,107)	—	—		(6,301)	—
UltraShort Nasdaq‑100 ProFund		(269,951)	(2,535,486)	—	124,656		207,491	—
UltraShort Small-Cap ProFund		(52,360)	(1,204,121)	—	2,413		(19,743)	—
UltraSmall-Cap ProFund		753,548	8,650,277	—	169,853		(245,830)	—
Utilities UltraSector ProFund		—	112,212	—	—		(60,149)	—
Foreign Exchange Rate Risk Exposure:
Falling U.S. Dollar ProFund		—	—	(44,778)	—		—	69,776
Rising U.S. Dollar ProFund		—	—	149,981	—		—	(340,537)
Interest Rate Risk Exposure:
Access Flex Bear High Yield ProFund		—	(68,869)	—	—		(8,226)	—
Access Flex High Yield ProFund		—	289,717	—	—		35,418	—
Rising Rates Opportunity ProFund		—	(671,180)	—	—		475,385	—
Rising Rates Opportunity 10 ProFund		—	(18,946)	—	—		9,512	—
U.S. Government Plus ProFund		—	48,002	—	—		(177,180)	—

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds for swap agreements and forward currency contracts as of January 31, 2026. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at period end. Amounts shown in the column labeled “Net Amount” represent the un-collateralized portions of these amounts at period end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
Fund Name	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**		Cash Collateral (Received) Pledged**	Net Amount
Access Flex Bear High Yield ProFund
Swap Agreements — Goldman Sachs International		$35	$—		$—	$35
Swap Agreements — UBS AG		342	—		—	342
Access Flex High Yield ProFund
Swap Agreements — Goldman Sachs International		(10,268)	—		10,268	—
Swap Agreements — UBS AG		(5,735)	—		5,735	—
Banks UltraSector ProFund
Swap Agreements — Goldman Sachs International		33,917	—		—	33,917
Swap Agreements — UBS AG		33,498	—		—	33,498
Bear ProFund
Swap Agreements — Goldman Sachs International		20,530	—		—	20,530
Swap Agreements — UBS AG		14,965	—		—	14,965
Biotechnology UltraSector ProFund
Swap Agreements — Goldman Sachs International		(1,825,775)	1,825,775		—	—
Swap Agreements — UBS AG		(1,882,291)	1,882,291		—	—
Bull ProFund
Swap Agreements — Goldman Sachs International		(32,966)	32,966		—	—
Swap Agreements — UBS AG		(16,270)	16,270		—	—

282 :: Notes to Financial Statements :: January 31, 2026 (Unaudited)

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
Fund Name	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**		Cash Collateral (Received) Pledged**	Net Amount
Communication Services UltraSector ProFund
Swap Agreements — Goldman Sachs International		$340,629	$—		$—	$340,629
Swap Agreements — UBS AG		337,594	—		—	337,594
Consumer Discretionary UltraSector ProFund
Swap Agreements — Goldman Sachs International		(155,128)	155,128		—	—
Swap Agreements — UBS AG		(157,616)	157,616		—	—
Consumer Staples UltraSector ProFund
Swap Agreements — Goldman Sachs International		10,405	—		—	10,405
Swap Agreements — UBS AG		53,434	—		—	53,434
Energy UltraSector ProFund
Swap Agreements — Goldman Sachs International		280,229	—		—	280,229
Swap Agreements — UBS AG		220,343	—		—	220,343
Falling U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International
Appreciation		14,092
Depreciation		(3,250)
Net Appreciation		10,842	—		—	10,842
Forward Currency Contracts — UBS AG
Appreciation		22,787
Depreciation		(13,579)
Net Appreciation		9,208	—		—	9,208
Financials UltraSector ProFund
Swap Agreements — Goldman Sachs International		14,258	—		—	14,258
Swap Agreements — UBS AG		18,070	—		—	18,070
Health Care UltraSector ProFund
Swap Agreements — Goldman Sachs International		(210,207)	210,207		—	—
Swap Agreements — UBS AG		(271,521)	271,521		—	—
Industrials UltraSector ProFund
Swap Agreements — Goldman Sachs International		19,381	—		—	19,381
Swap Agreements — UBS AG		3,418	—		—	3,418
Internet UltraSector ProFund
Swap Agreements — Goldman Sachs International		(226,735)	226,735		—	—
Swap Agreements — UBS AG		(198,894)	198,894		—	—
Materials UltraSector ProFund
Swap Agreements — Goldman Sachs International		(187,194)	187,194		—	—
Swap Agreements — UBS AG		(209,346)	209,346		—	—
Mid-Cap ProFund
Swap Agreements — Goldman Sachs International		(8,704)	8,704		—	—
Swap Agreements — UBS AG		(8,990)	8,990		—	—
Nasdaq‑100 ProFund
Swap Agreements — Goldman Sachs International		(81,904)	81,904		—	—
Swap Agreements — UBS AG		(175,726)	175,726		—	—
Oil & Gas Equipment & Services UltraSector ProFund
Swap Agreements — Goldman Sachs International		181,400	—		—	181,400
Swap Agreements — UBS AG		227,676	—		—	227,676
Pharmaceuticals UltraSector ProFund
Swap Agreements — Goldman Sachs International		(29,310)	29,310		—	—
Swap Agreements — UBS AG		(19,808)	19,808		—	—
Precious Metals UltraSector ProFund
Swap Agreements — Goldman Sachs International		(6,600,376)	5,680,000		—	(920,376)
Swap Agreements — UBS AG		(7,124,394)	7,124,394		—	—
Real Estate UltraSector ProFund
Swap Agreements — Goldman Sachs International		1,053	—		—	1,053
Swap Agreements — UBS AG		3,720	—		—	3,720
Rising Rates Opportunity ProFund
Swap Agreements — Citibank North America		49,106	—		—	49,106
Swap Agreements — Societe’ Generale		71,990	—		(40,000)	31,990

January 31, 2026 (Unaudited) :: Notes to Financial Statements :: 283

Gross Amounts Not Offset in the Statement of Assets and Liabilities*
Fund Name	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Rising Rates Opportunity 10 ProFund
Swap Agreements — Citibank North America	$2,142	$—	$—	$2,142
Swap Agreements — Societe’ Generale	1,315	—	—	1,315
Rising U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International
Appreciation	—
Depreciation	(73,162)
Net Depreciation	(73,162)	73,162	—	—
Forward Currency Contracts — UBS AG
Appreciation	41
Depreciation	(56,313)
Net Depreciation	(56,272)	56,272	—	—
Semiconductor UltraSector ProFund
Swap Agreements — Goldman Sachs International	2,520,520	—	—	2,520,520
Swap Agreements — UBS AG	2,702,258	—	—	2,702,258
Short Energy ProFund
Swap Agreements — Goldman Sachs International	(15,500)	15,500	—	—
Swap Agreements — UBS AG	(15,428)	15,428	—	—
Short Nasdaq‑100 ProFund
Swap Agreements — Goldman Sachs International	46,208	—	—	46,208
Swap Agreements — UBS AG	3,283	—	—	3,283
Short Precious Metals ProFund
Swap Agreements — Goldman Sachs International	1,632,182	—	—	1,632,182
Swap Agreements — UBS AG	142,934	—	—	142,934
Short Real Estate ProFund
Swap Agreements — Goldman Sachs International	(608)	608	—	—
Swap Agreements — UBS AG	(1,585)	1,585	—	—
Short Small-Cap ProFund
Swap Agreements — Goldman Sachs International	13,516	—	—	13,516
Swap Agreements — UBS AG	2,076	—	—	2,076
Small-Cap ProFund
Swap Agreements — Goldman Sachs International	(9,876)	9,876	—	—
Swap Agreements — UBS AG	(57,645)	57,645	—	—
Technology UltraSector ProFund
Swap Agreements — Goldman Sachs International	(430,672)	430,672	—	—
Swap Agreements — UBS AG	(178,681)	178,681	—	—
UltraBear ProFund
Swap Agreements — Goldman Sachs International	38,297	—	—	38,297
Swap Agreements — UBS AG	18,301	—	—	18,301
UltraBull ProFund
Swap Agreements — Goldman Sachs International	(392,288)	392,288	—	—
Swap Agreements — UBS AG	(796,342)	796,342	—	—
UltraChina ProFund
Swap Agreements — Goldman Sachs International	(77,634)	77,634	—	—
Swap Agreements — UBS AG	(577,605)	577,605	—	—
UltraDow 30 ProFund
Swap Agreements — Goldman Sachs International	(79,828)	79,828	—	—
Swap Agreements — UBS AG	(57,370)	57,370	—	—
UltraEmerging Markets ProFund
Swap Agreements — Goldman Sachs International	(319,949)	272,000	—	(47,949)
Swap Agreements — UBS AG	(333,417)	312,000	233	(21,184)
UltraInternational ProFund
Swap Agreements — Goldman Sachs International	(123,811)	123,811	—	—
Swap Agreements — UBS AG	(117,458)	117,458	—	—
UltraJapan ProFund
Swap Agreements — Goldman Sachs International	2,928	—	—	2,928
UltraLatin America ProFund
Swap Agreements — Goldman Sachs International	(218,761)	218,761	—	—
Swap Agreements — UBS AG	(234,602)	234,602	—	—

284 :: Notes to Financial Statements :: January 31, 2026 (Unaudited)

Gross Amounts Not Offset in the Statement of Assets and Liabilities*
Fund Name	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
UltraMid-Cap ProFund
Swap Agreements — Goldman Sachs International	$(447,565)	$447,565	$—	$—
Swap Agreements — UBS AG	(219,754)	219,754	—	—
UltraNasdaq‑100 ProFund
Swap Agreements — Citibank North America	(11,049,200)	11,049,200	—	—
Swap Agreements — Societe’ Generale	(10,424,111)	10,424,111	—	—
UltraShort China ProFund
Swap Agreements — Goldman Sachs International	52,620	—	—	52,620
Swap Agreements — UBS AG	48,102	—	—	48,102
UltraShort Dow 30 ProFund
Swap Agreements — Goldman Sachs International	2,617	—	—	2,617
Swap Agreements — UBS AG	3,568	—	—	3,568
UltraShort Emerging Markets ProFund
Swap Agreements — Goldman Sachs International	10,373	—	—	10,373
Swap Agreements — UBS AG	12,248	—	—	12,248
UltraShort International ProFund
Swap Agreements — Goldman Sachs International	48,738	—	—	48,738
Swap Agreements — UBS AG	41,349	—	—	41,349
UltraShort Japan ProFund
Swap Agreements — Goldman Sachs International	(5,005)	5,005	—	—
UltraShort Latin America ProFund
Swap Agreements — Goldman Sachs International	88,059	—	—	88,059
Swap Agreements — UBS AG	90,227	—	—	90,227
UltraShort Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	2,777	—	—	2,777
Swap Agreements — UBS AG	9,025	—	—	9,025
UltraShort Nasdaq‑100 ProFund
Swap Agreements — Goldman Sachs International	238,258	—	—	238,258
Swap Agreements — UBS AG	188,606	—	—	188,606
UltraShort Small-Cap ProFund
Swap Agreements — Goldman Sachs International	71,206	—	—	71,206
Swap Agreements — UBS AG	57,883	—	—	57,883
UltraSmall-Cap ProFund
Swap Agreements — Goldman Sachs International	(592,377)	592,377	—	—
Swap Agreements — UBS AG	(664,374)	664,374	—	—
U.S. Government Plus ProFund
Swap Agreements — Citibank North America	(72,835)	72,835	—	—
Swap Agreements — Societe’ Generale	(25,041)	25,041	—	—
Utilities UltraSector ProFund
Swap Agreements — Goldman Sachs International	80,911	—	—	80,911
Swap Agreements — UBS AG	23,990	—	—	23,990
*
The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
**
Financial instruments and cash collateral received are not disclosed on the Statement of Assets and Liabilities because the Fund does not have effective control of the collateral.

Securities Lending

Each non-money ProFund may lend securities to brokers, dealers and financial organizations in exchange for initial collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denominated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, money market instruments or U.S. Government securities with a market value of at least 100% of the market value of the loaned securities. When a ProFund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the ProFund in connection with these loans may be reinvested in a variety of short-term investments. Any non-cash collateral received by the ProFund in connection with these loans may not be sold or pledged by the ProFund and, accordingly, is not reflected in the ProFund’s assets and liabilities. The ProFunds may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount

January 31, 2026 (Unaudited) :: Notes to Financial Statements :: 285

of collateral. The ProFunds are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower.

Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted by the ProFund if a material event affecting the ProFund’s investment in the securities on loan is to occur. Security loans are subject to termination by the ProFund or the borrower at any time. No securities loan shall be made on behalf of a ProFund if, as a result, the aggregate value of all securities loaned by the particular ProFund exceeds one-third of the value of such ProFund’s total assets (including the value of the collateral received).

Securities lending involves exposure to certain risks, including “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a ProFund has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a ProFund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a ProFund’s securities as agreed, the ProFund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a ProFund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A ProFund could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the ProFund and any additional required collateral is delivered to the ProFund, or excess collateral returned by the ProFund, on the next business day.

The following table is a summary of the ProFunds securities lending transactions as of January 31, 2026:

	Value of Securities on Loan		Value of Cash Collateral Received*
Biotechnology UltraSector ProFund		$3,903,128		$4,141,972
Europe 30 ProFund		133,884		140,357
Mid-Cap ProFund		20,797		21,587
Mid-Cap Growth ProFund		20,924		33,615
Pharmaceuticals UltraSector ProFund		32,328		34,370
Small-Cap ProFund		42,728		46,765
Small-Cap Growth ProFund		14,974		15,840
Small-Cap Value ProFund		50,775		65,270
UltraChina ProFund		1,543,937		1,644,056
UltraEmerging Markets ProFund		887,709		937,718
UltraLatin America ProFund		724,168		766,522
UltraMid-Cap ProFund		108,514		114,321
*
Collateral received in the form of cash was reinvested in securities shown in the Collateral for Securities Loaned section of the Schedule of Portfolio Investments.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations as Foreign tax withholding. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims, as well as payment history and market convention.

Any receivables at period end are disclosed in the Statements of Assets and Liabilities as Receivable for Tax Reclaims. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Gains or losses from class action settlements are recorded when such information becomes known or can be reasonably estimated; for non-recurring class action settlements, this generally occurs with the receipt or payment of cash consistent with the terms of such settlement.

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

286 :: Notes to Financial Statements :: January 31, 2026 (Unaudited)

Distributions to Shareholders

Each of the ProFunds (except Access Flex High Yield ProFund, Real Estate UltraSector ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually, if any. Access Flex High Yield ProFund and Real Estate UltraSector ProFund declare and pay dividends from net investment income quarterly, if any. U.S. Government Plus ProFund declares dividend from net investment income daily and pays dividends on a monthly basis, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., passive foreign investment company (“PFIC”) sales, return of capital, net operating loss, and distribution reclassification), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., PFIC mark-to-market, corporate actions, wash sales and mark-to-market on derivative instruments) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. For Access Flex Bear High Yield and Access Flex High Yield ProFunds, distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements.

The Bear ProFund, Bull ProFund, Europe 30 ProFund, UltraBear ProFund, UltraBull ProFund, UltraJapan ProFund, UltraNasdaq‑100 ProFund, and UltraShort Nasdaq‑100 ProFund have a calendar tax year end. The remaining ProFunds have a tax year end of October 31st.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

3. Investment Valuation Summary

Pursuant to Rule 2a‑5 (the “Rule”), the Trust’s Board of Trustees designated the Advisor the “Valuation Designee” as contemplated by the Rule. The Valuation Designee is responsible for assessing and managing valuation risks, administering the pricing and valuation guidelines approved by the Board of Trustees, and overseeing pricing services utilized in valuing the Trust’s security holdings, among other responsibilities outlined in the Rule. When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with the pricing and valuation guidelines. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy, as described below.

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds (observable inputs) and the ProFunds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

•
Level 1–quoted prices in active markets for identical assets
•
Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•
Level 3–significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the

January 31, 2026 (Unaudited) :: Notes to Financial Statements :: 287

valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third-party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a non-money market ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the Nasdaq National Market System (“Nasdaq/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described above.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the Nasdaq/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates market value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued using the quoted daily forward rate obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described above may be applied.

For the period ended January 31, 2026, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value, nor were there any transfers in or out of Level 3 investments for the year.

A summary of the valuations as of January 31, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Access Flex Bear High Yield ProFund
Repurchase Agreements	$—		$—	$51,000	$—	$51,000	$—
Swap Agreements	—		—	—	377	—	377
Total	$—		$—	$51,000	$377	$51,000	$377
Access Flex High Yield ProFund
Repurchase Agreements	$—		$—	$14,869,000	$—	$14,869,000	$—
Swap Agreements	—		—	—	(16,003)	—	(16,003)
Total	$—		$—	$14,869,000	$(16,003)	$14,869,000	$(16,003)
Banks UltraSector ProFund
Common Stocks	$7,318,648		$—	$—	$—	$7,318,648	$—
Repurchase Agreements	—		—	1,313,000	—	1,313,000	—
Swap Agreements	—		—	—	67,415	—	67,415
Total	$7,318,648		$—	$1,313,000	$67,415	$8,631,648	$67,415
Bear ProFund
Repurchase Agreements	$—		$—	$6,405,000	$—	$6,405,000	$—
Futures Contracts	—		(1,559)	—	—	—	(1,559)
Swap Agreements	—		—	—	35,495	—	35,495
Total	$—		$(1,559)	$6,405,000	$35,495	$6,405,000	$33,936

288 :: Notes to Financial Statements :: January 31, 2026 (Unaudited)

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Biotechnology UltraSector ProFund
Common Stocks	$133,423,024		$—	$—	$—	$133,423,024	$—
Rights	5,992		—	—	—	5,992	—
Repurchase Agreements	—		—	47,820,000	—	47,820,000	—
Collateral for Securities Loaned	4,141,972		—	—	—	4,141,972	—
Swap Agreements	—		—	—	(3,708,066)	—	(3,708,066)
Total	$137,570,988		$—	$47,820,000	$(3,708,066)	$185,390,988	$(3,708,066)
Bull ProFund
Common Stocks	$38,676,266		$—	$—	$—	$38,676,266	$—
Repurchase Agreements	—		—	11,960,000	—	11,960,000	—
Futures Contracts	—		9,423	—	—	—	9,423
Swap Agreements	—		—	—	(49,236)	—	(49,236)
Total	$38,676,266		$9,423	$11,960,000	$(49,236)	$50,636,266	$(39,813)
Communication Services UltraSector ProFund
Common Stocks	$26,226,600		$—	$—	$—	$26,226,600	$—
Repurchase Agreements	—		—	8,876,000	—	8,876,000	—
Swap Agreements	—		—	—	678,223	—	678,223
Total	$26,226,600		$—	$8,876,000	$678,223	$35,102,600	$678,223
Consumer Discretionary UltraSector ProFund
Common Stocks	$21,788,838		$—	$—	$—	$21,788,838	$—
Repurchase Agreements	—		—	4,704,000	—	4,704,000	—
Swap Agreements	—		—	—	(312,744)	—	(312,744)
Total	$21,788,838		$—	$4,704,000	$(312,744)	$26,492,838	$(312,744)
Consumer Staples UltraSector ProFund
Common Stocks	$6,422,494		$—	$—	$—	$6,422,494	$—
Repurchase Agreements	—		—	1,842,000	—	1,842,000	—
Swap Agreements	—		—	—	63,839	—	63,839
Total	$6,422,494		$—	$1,842,000	$63,839	$8,264,494	$63,839
Energy UltraSector ProFund
Common Stocks	$13,963,728		$—	$—	$—	$13,963,728	$—
Repurchase Agreements	—		—	3,657,000	—	3,657,000	—
Swap Agreements	—		—	—	500,572	—	500,572
Total	$13,963,728		$—	$3,657,000	$500,572	$17,620,728	$500,572
Europe 30 ProFund
Common Stocks	$5,661,380		$—	$—	$—	$5,661,380	$—
Collateral for Securities Loaned	140,357		—	—	—	140,357	—
Total	$5,801,737		$—	$—	$—	$5,801,737	$—
Falling U.S. Dollar ProFund
Repurchase Agreements	$—		$—	$1,693,000	$—	$1,693,000	$—
Forward Currency Contracts	—		—	—	20,050	—	20,050
Total	$—		$—	$1,693,000	$20,050	$1,693,000	$20,050
Financials UltraSector ProFund
Common Stocks	$6,295,144		$—	$—	$—	$6,295,144	$—
Repurchase Agreements	—		—	1,210,000	—	1,210,000	—
Swap Agreements	—		—	—	32,328	—	32,328
Total	$6,295,144		$—	$1,210,000	$32,328	$7,505,144	$32,328
Health Care UltraSector ProFund
Common Stocks	$31,667,856		$—	$—	$—	$31,667,856	$—
Repurchase Agreements	—		—	6,647,000	—	6,647,000	—
Swap Agreements	—		—	—	(481,728)	—	(481,728)
Total	$31,667,856		$—	$6,647,000	$(481,728)	$38,314,856	$(481,728)

January 31, 2026 (Unaudited) :: Notes to Financial Statements :: 289

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Industrials UltraSector ProFund
Common Stocks	$8,338,951		$—	$—	$—	$8,338,951	$—
Repurchase Agreements	—		—	2,273,000	—	2,273,000	—
Swap Agreements	—		—	—	22,799	—	22,799
Total	$8,338,951		$—	$2,273,000	$22,799	$10,611,951	$22,799
Internet UltraSector ProFund
Common Stocks	$70,535,000		$—	$—	$—	$70,535,000	$—
Repurchase Agreements	—		—	13,235,000	—	13,235,000	—
Swap Agreements	—		—	—	(425,629)	—	(425,629)
Total	$70,535,000		$—	$13,235,000	$(425,629)	$83,770,000	$(425,629)
Large-Cap Growth ProFund
Common Stocks	$19,206,406		$—	$—	$—	$19,206,406	$—
Repurchase Agreements	—		—	169,000	—	169,000	—
Total	$19,206,406		$—	$169,000	$—	$19,375,406	$—
Large-Cap Value ProFund
Common Stocks	$5,069,899		$—	$—	$—	$5,069,899	$—
Total	$5,069,899		$—	$—	$—	$5,069,899	$—
Materials UltraSector ProFund
Common Stocks	$24,404,519		$—	$—	$—	$24,404,519	$—
Repurchase Agreements	—		—	10,274,000	—	10,274,000	—
Swap Agreements	—		—	—	(396,540)	—	(396,540)
Total	$24,404,519		$—	$10,274,000	$(396,540)	$34,678,519	$(396,540)
Mid-Cap Growth ProFund
Common Stocks	$4,490,501		$—	$—	$—	$4,490,501	$—
Repurchase Agreements	—		—	17,000	—	17,000	—
Collateral for Securities Loaned	33,615		—	—	—	33,615	—
Total	$4,524,116		$—	$17,000	$—	$4,541,116	$—
Mid-Cap ProFund
Common Stocks	$8,041,487		$—	$—	$—	$8,041,487	$—
Repurchase Agreements	—		—	1,267,000	—	1,267,000	—
Collateral for Securities Loaned	21,587		—	—	—	21,587	—
Swap Agreements	—		—	—	(17,694)	—	(17,694)
Total	$8,063,074		$—	$1,267,000	$(17,694)	$9,330,074	$(17,694)
Mid-Cap Value ProFund
Common Stocks	$2,239,563		$—	$—	$—	$2,239,563	$—
Total	$2,239,563		$—	$—	$—	$2,239,563	$—
Nasdaq‑100 ProFund
Common Stocks	$61,747,588		$—	$—	$—	$61,747,588	$—
Repurchase Agreements	—		—	22,380,000	—	22,380,000	—
Futures Contracts	—		(30,425)	—	—	—	(30,425)
Swap Agreements	—		—	—	(257,630)	—	(257,630)
Total	$61,747,588		$(30,425)	$22,380,000	$(257,630)	$84,127,588	$(288,055)
Oil & Gas Equipment & Services UltraSector ProFund
Common Stocks	$13,630,122		$—	$—	$—	$13,630,122	$—
Repurchase Agreements	—		—	3,892,000	—	3,892,000	—
Swap Agreements	—		—	—	409,076	—	409,076
Total	$13,630,122		$—	$3,892,000	$409,076	$17,522,122	$409,076

290 :: Notes to Financial Statements :: January 31, 2026 (Unaudited)

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Pharmaceuticals UltraSector ProFund
Common Stocks	$3,056,113		$—	$—	$—	$3,056,113	$—
Repurchase Agreements	—		—	763,000	—	763,000	—
Collateral for Securities Loaned	34,370		—	—	—	34,370	—
Swap Agreements	—		—	—	(49,118)	—	(49,118)
Total	$3,090,483		$—	$763,000	$(49,118)	$3,853,483	$(49,118)
Precious Metals UltraSector ProFund
Common Stocks	$103,538,703		$—	$—	$—	$103,538,703	$—
Repurchase Agreements	—		—	35,635,000	—	35,635,000	—
Swap Agreements	—		—	—	(13,724,770)	—	(13,724,770)
Total	$103,538,703		$—	$35,635,000	$(13,724,770)	$139,173,703	$(13,724,770)
Real Estate UltraSector ProFund
Common Stocks	$2,361,605		$—	$—	$—	$2,361,605	$—
Repurchase Agreements	—		—	600,000	—	600,000	—
Swap Agreements	—		—	—	4,773	—	4,773
Total	$2,361,605		$—	$600,000	$4,773	$2,961,605	$4,773
Rising Rates Opportunity ProFund
Repurchase Agreements	$—		$—	$7,317,000	$—	$7,317,000	$—
Swap Agreements	—		—	—	121,096	—	121,096
Total	$—		$—	$7,317,000	$121,096	$7,317,000	$121,096
Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—		$—	$504,000	$—	$504,000	$—
Swap Agreements	—		—	—	3,457	—	3,457
Total	$—		$—	$504,000	$3,457	$504,000	$3,457
Rising U.S. Dollar ProFund
Repurchase Agreements	$—		$—	$8,749,000	$—	$8,749,000	$—
Forward Currency Contracts	—		—	—	(129,434)	—	(129,434)
Total	$—		$—	$8,749,000	$(129,434)	$8,749,000	$(129,434)
Semiconductor UltraSector ProFund
Common Stocks	$262,576,530		$—	$—	$—	$262,576,530	$—
Repurchase Agreements	—		—	105,713,000	—	105,713,000	—
Swap Agreements	—		—	—	5,222,778	—	5,222,778
Total	$262,576,530		$—	$105,713,000	$5,222,778	$368,289,530	$5,222,778
Short Energy ProFund
Repurchase Agreements	$—		$—	$635,000	$—	$635,000	$—
Swap Agreements	—		—	—	(30,928)	—	(30,928)
Total	$—		$—	$635,000	$(30,928)	$635,000	$(30,928)
Short Nasdaq‑100 ProFund
Repurchase Agreements	$—		$—	$3,079,000	$—	$3,079,000	$—
Swap Agreements	—		—	—	49,491	—	49,491
Total	$—		$—	$3,079,000	$49,491	$3,079,000	$49,491
Short Precious Metals ProFund
Repurchase Agreements	$—		$—	$14,132,000	$—	$14,132,000	$—
Swap Agreements	—		—	—	1,775,116	—	1,775,116
Total	$—		$—	$14,132,000	$1,775,116	$14,132,000	$1,775,116
Short Real Estate ProFund
Repurchase Agreements	$—		$—	$557,000	$—	$557,000	$—
Swap Agreements	—		—	—	(2,193)	—	(2,193)
Total	$—		$—	$557,000	$(2,193)	$557,000	$(2,193)

January 31, 2026 (Unaudited) :: Notes to Financial Statements :: 291

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs			Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^		Investment Securities	Other Financial Instruments^
Short Small-Cap ProFund
Repurchase Agreements	$—		$—	$752,000		$—	$752,000	$—
Swap Agreements	—		—	—		15,592	—	15,592
Total	$—		$—	$752,000		$15,592	$752,000	$15,592
Small-Cap Growth ProFund
Common Stocks	$3,744,158		$—	$—		$—	$3,744,158	$—
Collateral for Securities Loaned	15,840		—	—		—	15,840	—
Total	$3,759,998		$—	$—		$—	$3,759,998	$—
Small-Cap ProFund
Common Stocks	$3,211,796		$—	$—		$—	$3,211,796	$—
Rights	—		—	—	*	—	—	—
Trust	—		—	—	*	—	—	—
Repurchase Agreements	—		—	4,198,000		—	4,198,000	—
Collateral for Securities Loaned	46,765		—	—		—	46,765	—
Futures Contracts	—		30,616	—		—	—	30,616
Swap Agreements	—		—	—		(67,521)	—	(67,521)
Total	$3,258,561		$30,616	$4,198,000		$(67,521)	$7,456,561	$(36,905)
Small-Cap Value ProFund
Common Stocks	$5,322,074		$—	$—		$—	$5,322,074	$—
Repurchase Agreements	—		—	51,000		—	51,000	—
Collateral for Securities Loaned	65,270		—	—		—	65,270	—
Total	$5,387,344		$—	$51,000		$—	$5,438,344	$—
Technology UltraSector ProFund
Common Stocks	$74,795,935		$—	$—		$—	$74,795,935	$—
Repurchase Agreements	—		—	19,854,000		—	19,854,000	—
Swap Agreements	—		—	—		(609,353)	—	(609,353)
Total	$74,795,935		$—	$19,854,000		$(609,353)	$94,649,935	$(609,353)
UltraBear ProFund
Repurchase Agreements	$—		$—	$4,759,000		$—	$4,759,000	$—
Futures Contracts	—		(1,559)	—		—	—	(1,559)
Swap Agreements	—		—	—		56,598	—	56,598
Total	$—		$(1,559)	$4,759,000		$56,598	$4,759,000	$55,039
UltraBull ProFund
Common Stocks	$125,029,797		$—	$—		$—	$125,029,797	$—
Repurchase Agreements	—		—	47,046,000		—	47,046,000	—
Futures Contracts	—		47,900	—		—	—	47,900
Swap Agreements	—		—	—		(1,188,630)	—	(1,188,630)
Total	$125,029,797		$47,900	$47,046,000		$(1,188,630)	$172,075,797	$(1,140,730)
UltraChina ProFund
Common Stocks	$22,117,349		$—	$—		$—	$22,117,349	$—
Repurchase Agreements	—		—	3,964,000		—	3,964,000	—
Collateral for Securities Loaned	1,644,056		—	—		—	1,644,056	—
Swap Agreements	—		—	—		(655,239)	—	(655,239)
Total	$23,761,405		$—	$3,964,000		$(655,239)	$27,725,405	$(655,239)
UltraDow 30 ProFund
Common Stocks	$32,187,652		$—	$—		$—	$32,187,652	$—
Repurchase Agreements	—		—	10,159,000		—	10,159,000	—
Futures Contracts	—		19,910	—		—	—	19,910
Swap Agreements	—		—	—		(137,198)	—	(137,198)
Total	$32,187,652		$19,910	$10,159,000		$(137,198)	$42,346,652	$(117,288)

292 :: Notes to Financial Statements :: January 31, 2026 (Unaudited)

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraEmerging Markets ProFund
Common Stocks	$15,099,510		$—	$—	$—	$15,099,510	$—
Preferred Stocks	265,130		—	—	—	265,130	—
Repurchase Agreements	—		—	2,927,000	—	2,927,000	—
Collateral for Securities Loaned	937,718		—	—	—	937,718	—
Swap Agreements	—		—	—	(653,366)	—	(653,366)
Total	$16,302,358		$—	$2,927,000	$(653,366)	$19,229,358	$(653,366)
UltraInternational ProFund
Repurchase Agreements	$—		$—	$7,910,000	$—	$7,910,000	$—
Swap Agreements	—		—	—	(241,269)	—	(241,269)
Total	$—		$—	$7,910,000	$(241,269)	$7,910,000	$(241,269)
UltraJapan ProFund
Repurchase Agreements	$—		$—	$23,512,000	$—	$23,512,000	$—
Futures Contracts	—		2,755,224	—	—	—	2,755,224
Swap Agreements	—		—	—	2,928	—	2,928
Total	$—		$2,755,224	$23,512,000	$2,928	$23,512,000	$2,758,152
UltraLatin America ProFund
Common Stocks	$11,876,255		$—	$—	$—	$11,876,255	$—
Preferred Stocks	1,045,691		—	—	—	1,045,691	—
Repurchase Agreements	—		—	3,001,000	—	3,001,000	—
Collateral for Securities Loaned	766,522		—	—	—	766,522	—
Swap Agreements	—		—	—	(453,363)	—	(453,363)
Total	$13,688,468		$—	$3,001,000	$(453,363)	$16,689,468	$(453,363)
UltraMid-Cap ProFund
Common Stocks	$26,150,723		$—	$—	$—	$26,150,723	$—
Repurchase Agreements	—		—	12,796,000	—	12,796,000	—
Collateral for Securities Loaned	114,321		—	—	—	114,321	—
Futures Contracts	—		57,711	—	—	—	57,711
Swap Agreements	—		—	—	(667,319)	—	(667,319)
Total	$26,265,044		$57,711	$12,796,000	$(667,319)	$39,061,044	$(609,608)
UltraNasdaq‑100 ProFund
Common Stocks	$902,010,506		$—	$—	$—	$902,010,506	$—
Repurchase Agreements	—		—	277,801,000	—	277,801,000	—
Futures Contracts	—		(1,299,235)	—	—	—	(1,299,235)
Swap Agreements	—		—	—	(21,473,311)	—	(21,473,311)
Total	$902,010,506		$(1,299,235)	$277,801,000	$(21,473,311)	$1,179,811,506	$(22,772,546)
UltraShort China ProFund
Repurchase Agreements	$—		$—	$2,416,000	$—	$2,416,000	$—
Swap Agreements	—		—	—	100,722	—	100,722
Total	$—		$—	$2,416,000	$100,722	$2,416,000	$100,722
UltraShort Dow 30 ProFund
Repurchase Agreements	$—		$—	$1,130,000	$—	$1,130,000	$—
Swap Agreements	—		—	—	6,185	—	6,185
Total	$—		$—	$1,130,000	$6,185	$1,130,000	$6,185
UltraShort Emerging Markets ProFund
Repurchase Agreements	$—		$—	$390,000	$—	$390,000	$—
Swap Agreements	—		—	—	22,621	—	22,621
Total	$—		$—	$390,000	$22,621	$390,000	$22,621
UltraShort International ProFund
Repurchase Agreements	$—		$—	$2,367,000	$—	$2,367,000	$—
Swap Agreements	—		—	—	90,087	—	90,087
Total	$—		$—	$2,367,000	$90,087	$2,367,000	$90,087

January 31, 2026 (Unaudited) :: Notes to Financial Statements :: 293

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs			Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^		Investment Securities	Other Financial Instruments^
UltraShort Japan ProFund
Repurchase Agreements	$—		$—	$1,177,000		$—	$1,177,000	$—
Futures Contracts	—		(45,825)	—		—	—	(45,825)
Swap Agreements	—		—	—		(5,005)	—	(5,005)
Total	$—		$(45,825)	$1,177,000		$(5,005)	$1,177,000	$(50,830)
UltraShort Latin America ProFund
Repurchase Agreements	$—		$—	$4,224,000		$—	$4,224,000	$—
Swap Agreements	—		—	—		178,286	—	178,286
Total	$—		$—	$4,224,000		$178,286	$4,224,000	$178,286
UltraShort Mid-Cap ProFund
Repurchase Agreements	$—		$—	$407,000		$—	$407,000	$—
Swap Agreements	—		—	—		11,802	—	11,802
Total	$—		$—	$407,000		$11,802	$407,000	$11,802
UltraShort Nasdaq‑100 ProFund
Repurchase Agreements	$—		$—	$14,648,000		$—	$14,648,000	$—
Futures Contracts	—		30,688	—		—	—	30,688
Swap Agreements	—		—	—		426,864	—	426,864
Total	$—		$30,688	$14,648,000		$426,864	$14,648,000	$457,552
UltraShort Small-Cap ProFund
Repurchase Agreements	$—		$—	$3,240,000		$—	$3,240,000	$—
Futures Contracts	—		(4,065)	—		—	—	(4,065)
Swap Agreements	—		—	—		129,089	—	129,089
Total	$—		$(4,065)	$3,240,000		$129,089	$3,240,000	$125,024
UltraSmall-Cap ProFund
Common Stocks	$38,812,259		$—	$—		$—	$38,812,259	$—
Rights	—		—	—	*	—	—	—
Trust	—		—	—	*	—	—	—
Repurchase Agreements	—		—	14,197,000		—	14,197,000	—
Futures Contracts	—		144,733	—		—	—	144,733
Swap Agreements	—		—	—		(1,256,751)	—	(1,256,751)
Total	$38,812,259		$144,733	$14,197,000		$(1,256,751)	$53,009,259	$(1,112,018)
U.S. Government Plus ProFund
Repurchase Agreements	$—		$—	$6,243,000		$—	$6,243,000	$—
Swap Agreements	—		—	—		(97,876)	—	(97,876)
Total	$—		$—	$6,243,000		$(97,876)	$6,243,000	$(97,876)
Utilities UltraSector ProFund
Common Stocks	$8,188,167		$—	$—		$—	$8,188,167	$—
Repurchase Agreements	—		—	1,839,000		—	1,839,000	—
Swap Agreements	—		—	—		104,901	—	104,901
Total	$8,188,167		$—	$1,839,000		$104,901	$10,027,167	$104,901
^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward currency contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized appreciation/(depreciation) on the investment.
*
Securities have $0 market value.

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding Nasdaq‑100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund. The Nasdaq‑100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.90%, 0.90% and 0.50%, respectively, of their average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the

294 :: Notes to Financial Statements :: January 31, 2026 (Unaudited)

Advisor has agreed to the following fee reductions with respect to each individual ProFund: 0.025% of the ProFund’s daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund’s daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFund’s net assets in excess of $2 billion. During the period ended January 31, 2026, no Fund’s annual investment advisory fee was subject to such reductions.

Ultimus Fund Solutions, LLC (“Ultimus”) acts as the Trust’s administrator (the “Administrator”) and fund accounting agent. The Trust pays Ultimus for its services as Administrator and fund accounting agent, an annual fee based on the Trust’s aggregate average net assets at a tier rate ranging from 0.0075% to 0.08%, and an annual base fee. Administration and fund accounting fees also include additional fees paid to Ultimus by the Trust for additional services provided, including support of the Trust’s compliance program. Additionally, Ultimus provides legal administration services to the Trust pursuant to a separate agreement. The Trust pays Ultimus a monthly fee for its services as Legal Administrator. Fees paid for the period ended January 31, 2026, to Ultimus by the ProFund for administrator and fund accounting services, are reflected on the Statements of Operations as “Administration and fund accounting fees”.

FIS Investor Services LLC (“FIS”) acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust’s Board of Trustees pursuant to Rule 12b‑1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statements of Operations as “Service fees.”

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. Effective September 1, 2025, the Trust, together with affiliated Trusts, pays each Independent Trustee compensation for their services at an annual rate of $375,000, inclusive of all meetings. During the period ended January 31, 2026, actual Trustee compensation was $537,501 in aggregate from the Trust and affiliated trusts. Prior to September 1, 2025, the Trust, together with affiliated Trusts, paid each Independent Trustee compensation for their services at an annual rate of $325,000, inclusive of all meetings. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) as shown in the table below. Amounts due from the Advisor under an expense limitation agreement are settled following each month end.

	For the Period December 1, 2025 through November 30, 2026			For the Period December 1, 2024 through November 30, 2025
	Investor Class	Service Class	Investor Class	Service Class
Access Flex Bear High Yield ProFund	1.78%		2.78%	1.78%	2.78%
Access Flex High Yield ProFund	1.95%		2.95%	1.78%	2.78%
Banks UltraSector ProFund	1.95%		2.95%	1.78%	2.78%
Bear ProFund	1.78%		2.78%	1.78%	2.78%
Biotechnology UltraSector ProFund	1.95%		2.95%	1.95%	2.95%
Bull ProFund	1.95%		2.95%	1.95%	2.95%
Communication Services UltraSector ProFund	1.95%		2.95%	1.78%	2.78%
Consumer Discretionary UltraSector ProFund	1.95%		2.95%	1.95%	2.95%
Consumer Staples UltraSector ProFund	1.78%		2.78%	1.78%	2.78%
Energy UltraSector ProFund	1.95%		2.95%	1.95%	2.95%

January 31, 2026 (Unaudited) :: Notes to Financial Statements :: 295

	For the Period December 1, 2025 through November 30, 2026			For the Period December 1, 2024 through November 30, 2025
	Investor Class	Service Class	Investor Class	Service Class
Europe 30 ProFund	1.78%		2.78%	1.78%	2.78%
Falling U.S. Dollar ProFund	1.78%		2.78%	1.78%	2.78%
Financials UltraSector ProFund	1.95%		2.95%	1.78%	2.78%
Health Care UltraSector ProFund	1.95%		2.95%	1.95%	2.95%
Industrials UltraSector ProFund	1.78%		2.78%	1.78%	2.78%
Internet UltraSector ProFund	1.95%		2.95%	1.95%	2.95%
Large-Cap Growth ProFund	1.95%		2.95%	1.95%	2.95%
Large-Cap Value ProFund	1.78%		2.78%	1.78%	2.78%
Materials UltraSector ProFund	1.78%		2.78%	1.78%	2.78%
Mid-Cap Growth ProFund	1.78%		2.78%	1.78%	2.78%
Mid-Cap ProFund	1.78%		2.78%	1.78%	2.78%
Mid-Cap Value ProFund	1.78%		2.78%	1.78%	2.78%
Nasdaq‑100 ProFund	1.95%		2.95%	1.95%	2.95%
Oil & Gas Equipment & Services UltraSector ProFund	1.95%		2.95%	1.95%	2.95%
Pharmaceuticals UltraSector ProFund	1.78%		2.78%	1.78%	2.78%
Precious Metals UltraSector ProFund	1.95%		2.95%	1.95%	2.95%
Real Estate UltraSector ProFund	1.78%		2.78%	1.78%	2.78%
Rising Rates Opportunity ProFund	1.78%		2.78%	1.95%	2.95%
Rising Rates Opportunity 10 ProFund	1.78%		2.78%	1.78%	2.78%
Rising U.S. Dollar ProFund	1.78%		2.78%	1.78%	2.78%
Semiconductor UltraSector ProFund	1.95%		2.95%	1.95%	2.95%
Short Energy ProFund	1.78%		2.78%	1.78%	2.78%
Short Nasdaq‑100 ProFund	1.78%		2.78%	1.78%	2.78%
Short Precious Metals ProFund	1.78%		2.78%	1.78%	2.78%
Short Real Estate ProFund	1.78%		2.78%	1.78%	2.78%
Short Small-Cap ProFund	1.78%		2.78%	1.78%	2.78%
Small-Cap Growth ProFund	1.78%		2.78%	1.78%	2.78%
Small-Cap ProFund	1.78%		2.78%	1.78%	2.78%
Small-Cap Value ProFund	1.78%		2.78%	1.78%	2.78%
Technology UltraSector ProFund	1.95%		2.95%	1.95%	2.95%
UltraBear ProFund	1.78%		2.78%	1.78%	2.78%
UltraBull ProFund	1.95%		2.95%	1.95%	2.95%
UltraChina ProFund	1.95%		2.95%	1.95%	2.95%
UltraDow 30 ProFund	1.95%		2.95%	1.95%	2.95%
UltraEmerging Markets ProFund	1.78%		2.78%	1.78%	2.78%
UltraInternational ProFund	1.78%		2.78%	1.78%	2.78%
UltraJapan ProFund	1.95%		2.95%	1.95%	2.95%
UltraLatin America ProFund	1.78%		2.78%	1.78%	2.78%
UltraMid-Cap ProFund	1.95%		2.95%	1.95%	2.95%
UltraNasdaq‑100 ProFund	1.95%		2.95%	1.95%	2.95%
UltraShort China ProFund	1.78%		2.78%	1.78%	2.78%
UltraShort Dow 30 ProFund	1.78%		2.78%	1.78%	2.78%
UltraShort Emerging Markets ProFund	1.78%		2.78%	1.78%	2.78%
UltraShort International ProFund	1.78%		2.78%	1.78%	2.78%
UltraShort Japan ProFund	1.78%		2.78%	1.78%	2.78%
UltraShort Latin America ProFund	1.78%		2.78%	1.78%	2.78%
UltraShort Mid-Cap ProFund	1.78%		2.78%	1.78%	2.78%
UltraShort Nasdaq‑100 ProFund	1.78%		2.78%	1.78%	2.78%
UltraShort Small-Cap ProFund	1.78%		2.78%	1.78%	2.78%
UltraSmall-Cap ProFund	1.95%		2.95%	1.95%	2.95%
U.S. Government Plus ProFund	1.70%		2.70%	1.70%	2.70%
Utilities UltraSector ProFund	1.95%		2.95%	1.78%	2.78%

296 :: Notes to Financial Statements :: January 31, 2026 (Unaudited)

Amounts waived under the contractual expense limitation agreement are allocated proportionally as waivers of advisory and management services fees, to the extent of these fees as reflected on the Statements of Operations. During the year, the allocation of expenses reduced and reimbursed by the Advisor between advisory and management services fees, and if necessary, reimbursement of other expenses was as follows:

Fund Name	Expenses reduced and reimbursed by the Advisor	Waivers of advisory fees	Waivers of management services fees	Reimbursements of other expenses
Access Flex Bear High Yield ProFund		$(13,772)	$(4,059)	$(812)	$(8,901)
Bear ProFund		(6,921)	(5,768)	(1,153)	—
Consumer Staples UltraSector ProFund		(8,591)	(7,159)	(1,432)	—
Europe 30 ProFund		(3,815)	(3,179)	(636)	—
Falling U.S. Dollar ProFund		(20,061)	(5,378)	(1,076)	(13,607)
Financials UltraSector ProFund		(2,270)	(1,892)	(378)	—
Industrials UltraSector ProFund		(20,550)	(17,125)	(3,425)	—
Large-Cap Value ProFund		(9,968)	(8,307)	(1,661)	—
Materials UltraSector ProFund		(17,576)	(14,647)	(2,929)	—
Mid-Cap Growth ProFund		(6,197)	(5,164)	(1,033)	—
Mid-Cap ProFund		(3,447)	(2,872)	(575)	—
Mid-Cap Value ProFund		(25,827)	(17,517)	(3,503)	(4,807)
Pharmaceuticals UltraSector ProFund		(4,993)	(4,161)	(832)	—
Real Estate UltraSector ProFund		(14,972)	(12,477)	(2,495)	—
Rising Rates Opportunity ProFund		(5,340)	(4,450)	(890)	—
Rising Rates Opportunity 10 ProFund		(12,497)	(2,077)	(415)	(10,005)
Rising U.S. Dollar ProFund		(13,908)	(11,590)	(2,318)	—
Short Energy ProFund		(14,137)	(3,339)	(668)	(10,130)
Short Nasdaq‑100 ProFund		(20,040)	(13,540)	(2,708)	(3,792)
Short Precious Metals ProFund		(11,245)	(9,371)	(1,874)	—
Short Real Estate ProFund		(13,838)	(2,892)	(578)	(10,368)
Short Small-Cap ProFund		(27,157)	(3,514)	(703)	(22,940)
Small-Cap Growth ProFund		(20,374)	(15,752)	(3,151)	(1,471)
Small-Cap ProFund		(11,212)	(9,343)	(1,869)	—
Small-Cap Value ProFund		(29,401)	(24,501)	(4,900)	—
UltraBear ProFund		(19,132)	(15,943)	(3,189)	—
UltraChina ProFund		(21,046)	(17,538)	(3,508)	—
UltraEmerging Markets ProFund		(3,020)	(2,517)	(503)	—
UltraInternational ProFund		(3,734)	(3,112)	(622)	—
UltraLatin America ProFund		(29,032)	(24,193)	(4,839)	—
UltraShort China ProFund		(11,314)	(7,529)	(1,506)	(2,279)
UltraShort Dow 30 ProFund		(10,596)	(4,641)	(928)	(5,027)
UltraShort Emerging Markets ProFund		(15,721)	(2,518)	(504)	(12,699)
UltraShort International ProFund		(10,980)	(8,537)	(1,708)	(735)
UltraShort Japan ProFund		(13,748)	(6,427)	(1,071)	(6,250)
UltraShort Latin America ProFund		(11,247)	(2,793)	(558)	(7,896)
UltraShort Mid-Cap ProFund		(13,500)	(1,903)	(381)	(11,216)
UltraShort Nasdaq‑100 ProFund		(12,480)	(10,400)	(2,080)	—
UltraShort Small-Cap ProFund		(9,735)	(8,112)	(1,623)	—
U.S. Government Plus ProFund		(11,925)	(9,173)	(2,752)	—

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years of the end of the contractual period; however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” These amounts are allocated proportionally as recoupments of advisory and management services fees, respectively, as shown in the table below.

Fund Name	Recoupment of prior expenses reduced by the Advisor		Recoupment allocated to advisory fees		Recoupment allocated to management services fees
Access Flex High Yield ProFund		$8,039		$6,699		$1,340
Communication Services UltraSector ProFund		4,631		3,859		772
Short Precious Metals ProFund		10,000		8,333		1,667
UltraEmerging Markets ProFund		9,061		7,551		1,510
UltraLatin America ProFund		20,446		17,038		3,408
Utilities UltraSector ProFund		12,129		10,108		2,021

January 31, 2026 (Unaudited) :: Notes to Financial Statements :: 297

As of January 31, 2026, the recoupments that may potentially be made by the ProFunds are shown in the table below. As of January 31, 2026, no commitment or contingent liability is expected.

	Expires			Expires		Expires		Expires
Fund Name	11/30/26	11/30/27	11/30/28	11/30/29	Total
Access Flex Bear High Yield ProFund	$28,223		$24,912	$17,510		$13,416	$84,061
Bear ProFund	—		59,299	—		6,921	66,220
Communication Services UltraSector ProFund	12,207		3,982	—		—	16,189
Consumer Staples UltraSector ProFund	22,079		20,862	21,635		3,607	68,183
Europe 30 ProFund	49,295		7,728	16,824		2,671	76,518
Falling U.S. Dollar ProFund	42,797		43,807	34,164		8,536	129,304
Financials UltraSector ProFund	—		—	—		2,270	2,270
Industrials UltraSector ProFund	20,660		2,398	9,383		15,888	48,329
Large-Cap Value ProFund	369		2,716	—		9,968	13,053
Materials UltraSector ProFund	15,294		11,157	29,935		—	56,386
Mid-Cap Growth ProFund	16,739		14,255	11,141		3,224	45,359
Mid-Cap ProFund	7,012		80	7,775		3,105	17,972
Mid-Cap Value ProFund	28,426		22,472	16,487		20,405	87,790
Pharmaceuticals UltraSector ProFund	28,050		17,533	15,694		2,701	63,978
Real Estate UltraSector ProFund	17,079		18,073	22,060		7,481	64,693
Rising Rates Opportunity ProFund	—		—	—		5,340	5,340
Rising Rates Opportunity 10 ProFund	27,220		25,936	30,770		4,160	88,086
Rising U.S. Dollar ProFund	26,455		77,213	22,067		3,866	129,601
Short Energy ProFund	33,297		32,801	25,029		4,641	95,768
Short Nasdaq‑100 ProFund	5,060		71,827	50,566		4,123	131,576
Short Precious Metals ProFund	27,227		18,184	2,510		11,245	59,166
Short Real Estate ProFund	29,494		25,275	21,574		5,931	82,274
Short Small-Cap ProFund	20,758		98,237	98,553		1,033	218,581
Small-Cap Growth ProFund	17,697		16,482	20,433		5,435	60,047
Small-Cap ProFund	34,231		27,352	23,111		3,969	88,663
Small-Cap Value ProFund	5,320		9,920	40,147		24,389	79,776
UltraBear ProFund	1,569		5,634	30,116		9,058	46,377
UltraChina ProFund	—		—	—		21,046	21,046
UltraEmerging Markets ProFund	23,133		18,671	—		3,020	44,824
UltraInternational ProFund	23,542		19,676	11,670		2,780	57,668
UltraLatin America ProFund	—		—	—		29,032	29,032
UltraShort China ProFund	30,528		37,489	11,788		5,935	85,740
UltraShort Dow 30 ProFund	28,575		25,141	24,075		5,771	83,562
UltraShort Emerging Markets ProFund	30,510		26,709	27,222		6,635	91,076
UltraShort International ProFund	29,383		22,722	18,799		6,037	76,941
UltraShort Japan ProFund	29,621		34,510	24,339		7,630	96,100
UltraShort Latin America ProFund	31,886		27,233	20,692		8,700	88,511
UltraShort Mid-Cap ProFund	34,008		25,501	28,724		3,962	92,195
UltraShort Nasdaq‑100 ProFund	—		30,055	17,976		5,590	53,621
UltraShort Small-Cap ProFund	25,914		32,788	22,355		5,327	86,384
U.S. Government Plus ProFund	—		16,634	25,990		5,601	48,225

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2026, were as follows:

Fund Name	Purchases		Sales
Banks UltraSector ProFund		$1,448,025		$1,386,787
Biotechnology UltraSector ProFund		94,960,309		36,379,365
Bull ProFund		52,909,990		54,756,390
Communication Services UltraSector ProFund		36,892,340		35,891,299
Consumer Discretionary UltraSector ProFund		24,760,053		45,127,879
Consumer Staples UltraSector ProFund		34,724,079		31,716,004
Energy UltraSector ProFund		37,015,774		39,642,631
Europe 30 ProFund		14,571,521		14,183,476
Financials UltraSector ProFund		51,508,829		73,909,482
Health Care UltraSector ProFund		53,533,266		31,463,585
Industrials UltraSector ProFund		56,547,406		54,418,929
Internet Ultra Sector ProFund		7,025,251		16,305,319
Large-Cap Growth ProFund		72,841,107		82,554,254
Large-Cap Value ProFund		144,759,024		145,655,801
Materials UltraSector ProFund		47,238,690		28,217,248

298 :: Notes to Financial Statements :: January 31, 2026 (Unaudited)

Fund Name	Purchases	Sales
Mid-Cap Growth ProFund	$7,505,063		$7,507,894
Mid-Cap ProFund	22,806,043		19,832,225
Mid-Cap Value ProFund	52,383,693		52,352,814
Nasdaq‑100 ProFund	200,497,080		238,077,940
Oil & Gas Equipment & Services UltraSector ProFund	5,404,500		3,190,362
Pharmaceuticals UltraSector ProFund	5,633,881		5,205,616
Precious Metals UltraSector ProFund	85,946,249		43,019,278
Real Estate UltraSector ProFund	28,840,804		29,071,537
Semiconductor UltraSector ProFund	353,070,938		351,148,934
Small-Cap Growth ProFund	4,255,881		5,319,216
Small-Cap ProFund	7,973,353		7,549,359
Small-Cap Value ProFund	66,689,640		65,982,721
Technology UltraSector ProFund	14,707,023		17,465,005
UltraBull ProFund	151,189,843		156,730,926
UltraChina ProFund	13,368,326		14,197,367
UltraDow 30 ProFund	—		49,330
UltraEmerging Markets ProFund	19,607,801		13,853,912
UltraLatin America ProFund	15,073,618		11,669,547
UltraMid-Cap ProFund	8,486,152		9,145,088
UltraNasdaq‑100 ProFund	345,008,565		408,035,490
UltraSmall-Cap ProFund	26,746,692		22,693,162
Utilities UltraSector ProFund	66,399,963		69,894,354

6. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Risks Associated with the Use of Derivatives

Certain ProFunds may obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the ProFund to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives (e.g., securities in the Index). The risks of using derivatives include: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount a ProFund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund’s position in a particular instrument when desired. Each of these factors may prevent a ProFund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the ProFund’s returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a ProFund to losses in excess of those amounts initially invested.

Certain ProFunds may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the ProFund invests in swaps that use an ETF as the reference asset, each ProFund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the ProFund only used swaps on the Index.

Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in a ProFund’s net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund’s investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the ProFund may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the ProFund’s return.

Holding Period Risk

Most of the ProFunds are “geared” funds (“Geared Funds”) in the sense that the ProFund has an investment objective to match a multiple, the inverse, or an inverse multiple of the daily performance of a benchmark. A Geared Fund does not seek to achieve its stated multiple, inverse, or an inverse multiple of the daily performance of its underlying benchmark (the “Daily Target”) for any period other than a day. The performance of a Geared Fund over periods other than a day may be higher or lower than the Daily Target, and this difference may be significant. Factors that contribute to returns that are worse than the Daily Target include smaller index gains or losses and higher index volatility, as well as longer holding periods when these factors

January 31, 2026 (Unaudited) :: Notes to Financial Statements :: 299

apply. Factors that contribute to returns that are better than the Daily Target include larger index gains or losses and lower index volatility, as well as longer holding periods when these factors apply. The more extreme these factors are, and the more they occur together, the more returns will tend to deviate from the Daily Target.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in a ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund’s prospectus.

Active Management Risk

Access Flex Bear High Yield ProFund and Access Flex High Yield ProFund are actively managed, and their performance reflect the investment decisions that the Advisor makes for the ProFunds. The Advisor’s judgements about the ProFunds’ investments may prove to be incorrect. If the investments selected and strategies employed by the ProFunds fail to produce the intended results, the ProFunds could underperform or have negative returns as compared to other funds with a similar investment objective and/or strategies.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the UltraSector and Inverse Sector ProFunds, a ProFund may have significant exposure to an individual industry that constitutes a significant portion of that ProFund’s benchmark. Such a ProFund will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective, and the percentage change of the ProFund’s NAV each day may differ, perhaps significantly, from the percentage change of the ProFund’s benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

In order to achieve a high degree of correlation with the Index, a ProFund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the Index may prevent the ProFund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions, market volatility and other factors will adversely affect the ProFund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the ProFund will have perfect leveraged exposure at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the Index level is volatile at or near the close of the trading day.

A number of other factors may adversely affect a ProFund’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities not included in the benchmark or in financial instruments. Each ProFund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund’s correlation with its benchmark. A ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund’s underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund. Each ProFund (other than the Classic ProFunds and the Falling U.S. Dollar ProFund) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with

300 :: Notes to Financial Statements :: January 31, 2026 (Unaudited)

its investment objective. Any of these factors could decrease correlation between the performance of a ProFund and may hinder a ProFund’s ability to meet its investment objective on or around that day.

Counterparty Risk

A ProFund that will invest in financial instruments involving third parties (i.e., counterparties) is subject to counterparty risk. The use of financial instruments, such as swap agreements or futures contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Certain ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds. Each ProFund generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in each ProFund may decline. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund. For example, a ProFund could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund if the clearing organization becomes insolvent or otherwise fails to perform its obligations.

Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In the case of cleared swaps, customers of a FCM in bankruptcy are entitled to recover assets specifically attributable to them pursuant to new CFTC regulations, but may nevertheless risk loss of some or all of their assets due to accounting or operational issues or due to legal risk in connection with the application of bankruptcy law to cleared swaps.

Cybersecurity Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each ProFund, financial intermediaries, service providers and the relevant listing exchange are susceptible to operational, information security and related “cyber” risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing among other behaviors, stealing or corrupting data maintained online or digitally, and denial of service attacks on websites. Cybersecurity failures or breaches of a ProFund’s third party service provider (including, but not limited to, index providers, the administrator and transfer agent) or the issuers of securities and/or financial instruments in which the ProFund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ProFund shareholders to transact business, violations of applicable privacy and other laws. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the ProFund’s ability to calculate its NAV, cause the release of private shareholder information or confidential ProFund information, impede trading, cause reputational damage, and subject the ProFund to regulatory fines, reputational damage, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. A ProFund and its shareholders could be negatively impacted as a result. While a ProFund or its service providers may have established business continuity plans and systems designed to guard against such cyber attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cybersecurity risks also are present for issuers of securities in which a ProFund invests, which could result in material adverse consequences for such issuers, and may cause the ProFund’s investments in such securities to lose value. In addition, cyber attacks involving a counterparty to a ProFund could affect such a counterparty’s ability to meet its obligations to the ProFund, which may result in losses to the ProFund and its shareholders. The Advisor and the Trust do not control the cybersecurity plans and systems put in place by third party service providers, and such third party service providers may have no or limited indemnification obligations to the Advisor or to a ProFund.

Equity and Market Risk

Equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the Index may underperform other equity investments. Volatility in the markets and/or market developments may cause the value of an investment in the ProFund to decrease over short or long periods of time.

Large-Cap Company Investment Risk

Although returns on investments in large-cap companies are often perceived as being less volatile than the returns of companies with

January 31, 2026 (Unaudited) :: Notes to Financial Statements :: 301

smaller market capitalizations, the return on large-cap securities could trail the returns on investments in smaller and mid-sized companies for a number of reasons. For example, large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies.

Small- and Mid-Cap Company Investment Risk

The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. Additionally, small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID‑19)), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the ProFund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the ProFund may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the ProFund’s investment advisor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the ProFund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the ProFund to complete redemptions and otherwise affect ProFund performance and ProFund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the ProFund’s performance, resulting in losses to your investment.

Risk of Global Economic Shock

Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID‑19 including its variants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unemployment, shortages in and disruptions to the medical care and consumer goods and services industries, the institution of tariffs or other trade barriers, and other disruptions to important global, local and regional supply chains, with potential corresponding results on the performance of a ProFund and its investments.

Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia’s military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union, and other countries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of a ProFund’s investments, even beyond any direct exposure a ProFund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in the conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on the ProFund performance and the value of an investment in the ProFund.

Early Close/Late Close/Trading Halt Risk

An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt a ProFund’s purchase and redemption process and/or result in a ProFund being unable to trade certain securities or financial instruments at all. In these circumstances, the ProFund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Tax Risk

In order to qualify for the special tax treatment accorded a RIC and its shareholders, a ProFund must derive at least 90% of its gross

302 :: Notes to Financial Statements :: January 31, 2026 (Unaudited)

income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. A ProFund’s pursuit of its investment strategies will potentially be limited by the ProFund’s intention to qualify for such treatment and could adversely affect the ProFund’s ability to so qualify. A ProFund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, a ProFund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce a ProFund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, a ProFund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Debt Instruments Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the fixed income market. Additionally, the credit quality of the issuer of a debt instrument (including the risk of a potential default) can also affect the price of a debt instrument. The perceived or actual inability of issuers, guarantors, or liquidity providers of debt instruments to make scheduled interest payments can negatively impact the performance of the ProFund. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors.

Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund positively correlated to bond prices.

High Yield Risk

Investment in or exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be more sensitive to economic changes, political changes, or adverse developments specific to a company than other fixed income instruments. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish a ProFund’s ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. High yield debt instruments may also present risks based on payment expectations. For example, these instruments may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the ProFund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a security is in default with respect to interest or principal payments, the issuer’s security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect a ProFund’s performance. While the realization of certain of these risks may benefit the Access Flex Bear High Yield ProFund because it seeks investment results that correspond to the inverse of the high yield market, such occurrences may introduce more volatility to the ProFund.

Index Performance Risk

Certain ProFunds linked to an index will be subject to index performance risk. There is no guarantee or assurance that the methodology used by the third-party provider to create the Index will result in the ProFund achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index may underperform, and the ProFund could lose value, while other indices or measures of market performance increase in value.

Financing Rates Associated with Derivatives

The performance of ProFunds that use derivatives was impacted by the related financing costs. Financial instruments such as futures contracts carry implied financing costs. Forward and swap financing rates are negotiated between the ProFunds and their counterparties, and are set at the Fed Funds rate plus or minus a negotiated spread. The Fed Funds rate remained around 4.33% during the period ended January 31, 2026. Each ProFund with long exposure via derivatives was generally negatively affected by financing rates. Conversely, most ProFunds with short/inverse derivative exposure generally benefited from financing rates.

January 31, 2026 (Unaudited) :: Notes to Financial Statements :: 303

Inflation Risk

Inflation risk is the risk that the value of assets or income from a ProFund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a ProFund’s portfolio could decline. Inflation rates may change frequently and drastically as a result of various factors and the ProFund’s investment may not keep pace with inflation, which may result in losses to the ProFund investors or adversely affect the real value of shareholder’s investments in a ProFund. Inflation has recently increased and it cannot be predicted whether it may decline.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent true fair value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

Risks of Government Regulation

The Financial Industry Regulatory Authority (“FINRA”) issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as “complex products” – which could include the leveraged and inverse funds offered by ProFund Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors’ ability to buy the funds.

7. Federal Income Tax Information

In this reporting period, the ProFunds adopted FASB Accounting Standards Update 2023‑09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting period. Adoption of the new standard impacted financial statement disclosures only and did not impact the ProFunds’ financial positions or results of operations. For the period ended January 31, 2026, there were no material federal, state or local income taxes or any material income taxes in foreign jurisdictions paid by the ProFunds.

The tax character of distributions paid to shareholders during the applicable tax years ended as noted below, were as follows:

	Year Ended 2025								Year Ended 2024
	Distributions Paid from Ordinary Income		Distributions Paid from Net Long-Term Capital Gains		Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income		Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital		Total Distributions Paid
December 31 tax year end ProFunds
Bear ProFund		$276,156		$—		$—		$276,156	$353,224		$—		$—	$353,224
Bull ProFund		1,192,349		341,169		—		1,533,518	1,455,912		—		—	1,455,912
Europe 30 ProFund		79,022		—		—		79,022	56,951		—		—	56,951
UltraBear ProFund		198,418		—		—		198,418	313,757		—		—	313,757
UltraBull ProFund		17,267,050		1,190,121		—		18,457,171	7,133,465		—		—	7,133,465
UltraJapan ProFund		3,832,787		4,496,710		—		8,329,497	1,607,970		—		—	1,607,970
UltraNasdaq‑100 ProFund		221,781,179		32,012,336		—		253,793,515	4,463,822		—		—	4,463,822
UltraShort Nasdaq‑100 ProFund		341,205		—		—		341,205	526,088		—		—	526,088
October 31 tax year end ProFunds
Access Flex High Yield ProFund		432,123		—		—		432,123	975,465		—		—	975,465
Banks UltraSector ProFund		252,117		—		—		252,117	157,644		—		—	157,644
Biotechnology UltraSector ProFund		19,561,952		1		—		19,561,953	1		7,218,190		—	7,218,191
Communication Services UltraSector ProFund		24,935		3,205		—		28,140	—		—		—	—
Consumer Discretionary UltraSector ProFund		41,781		—		—		41,781	—		—		—	—
Consumer Staples UltraSector ProFund		47,880		—		—		47,880	47,059		—		—	47,059
Energy UltraSector ProFund		588,643		—		—		588,643	433,234		—		—	433,234
Falling U.S. Dollar ProFund		41,213		—		—		41,213	33,646		—		—	33,646
Financials UltraSector ProFund		685,318		—		—		685,318	30,422		—		—	30,422

304 :: Notes to Financial Statements :: January 31, 2026 (Unaudited)

	Year Ended 2025								Year Ended 2024
	Distributions Paid from Ordinary Income		Distributions Paid from Net Long-Term Capital Gains		Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income		Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital		Total Distributions Paid
Health Care UltraSector ProFund		$119,414		$—		$—		$119,414	$36,523		$—		$—	$36,523
Industrials UltraSector ProFund		223,532		—		—		223,532	—		—		—	—
Large-Cap Growth ProFund		—		—		—		—	69,903		197,631		—	267,534
Large-Cap Value ProFund		116,122		—		—		116,122	—		—		—	—
Materials UltraSector ProFund		33,718		—		—		33,718	45,533		—		—	45,533
Mid-Cap Growth ProFund		34,853		—		—		34,853	—		—		—	—
Mid-Cap ProFund		59,615		—		—		59,615	177		—		—	177
Mid-Cap Value ProFund		1,829		—		—		1,829	—		—		—	—
Nasdaq‑100 ProFund		864,868		—		—		864,868	—		—		—	—
Oil & Gas Equipment & Services UltraSector ProFund		61,433		—		—		61,433	—		—		—	—
Pharmaceuticals UltraSector ProFund		24,996		—		—		24,996	14,006		—		—	14,006
Precious Metals UltraSector ProFund		370,852		—		—		370,852	305,104		—		—	305,104
Real Estate UltraSector ProFund		78,052		—		—		78,052	119,868		—		—	119,868
Rising Rates Opportunity ProFund		406,651		—		—		406,651	515,586		—		—	515,586
Rising Rates Opportunity 10 ProFund		52,270		—		—		52,270	82,393		—		—	82,393
Rising U.S. Dollar ProFund		294,511		—		—		294,511	422,995		—		—	422,995
Semiconductor UltraSector ProFund		48,874,168		—		—		48,874,168	—		—		—	—
Short Energy ProFund		19,710		—		—		19,710	31,349		—		—	31,349
Short Nasdaq‑100 ProFund		177,574		—		—		177,574	158,391		—		—	158,391
Short Precious Metals ProFund		149,504		—		—		149,504	102,396		—		—	102,396
Short Real Estate		60,480		—		—		60,480	56,535		—		—	56,535
Short Small Cap ProFund		138,242		—		—		138,242	206,254		—		—	206,254
Small-Cap Growth ProFund		—		84,952		—		84,952	—		35,266		—	35,266
Small-Cap Value ProFund		45,652		—		—		45,652	—		—		—	—
Technology UltraSector ProFund		4,428,179		2,186,196		—		6,614,375	—		346,520		—	346,520
UltraChina ProFund		588,507		—		—		588,507	886,559		—		—	886,559
UltraDow 30 ProFund		1,046,422		32,520		—		1,078,942	332,272		—		—	332,272
UltraEmerging Markets ProFund		94,707		—		—		94,707	126,907		—		—	126,907
UltraLatin America ProFund		401,998		—		—		401,998	542,533		—		—	542,533
UltraMid-Cap ProFund		336,488		122,934		—		459,422	247,348		—		—	247,348
UltraShort China ProFund		70,680		—		—		70,680	53,593		—		—	53,593
UltraShort Dow 30 ProFund		88,370		—		—		88,370	66,243		—		—	66,243
UltraShort Emerging Markets ProFund		22,196		—		—		22,196	27,014		—		—	27,014
UltraShort International ProFund		71,031		—		—		71,031	71,426		—		—	71,426
UltraShort Japan ProFund		29,439		—		—		29,439	15,820		—		—	15,820
UltraShort Latin America ProFund		39,461		—		—		39,461	47,078		—		—	47,078
UltraShort Mid-Cap ProFund		27,225		—		—		27,225	35,538		—		—	35,538
UltraShort Small-Cap ProFund		152,851		—		—		152,851	173,689		—		—	173,689
UltraSmall-Cap ProFund		576,367		—		—		576,367	375,317		—		—	375,317
U.S. Government Plus ProFund		160,251		—		—		160,251	308,331		—			308,331
Utilities UltraSector ProFund		364,216		—		—		364,216	106,254		—		—	106,254

January 31, 2026 (Unaudited) :: Notes to Financial Statements :: 305

As of the latest tax year ended, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income		Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
December 31 tax year end ProFunds
Bear ProFund		$8,614		$—	$(74,923,909)		$53,027	$(74,862,268)
Bull ProFund		498,823		87,976	(136,836)		28,794,183	29,244,146
Europe 30 ProFund		37,189		—	(3,975,316)		634,760	(3,303,367)
UltraBear ProFund		169,675		—	(109,714,483)		81,786	(109,463,022)
UltraBull ProFund		—		—	(3,239,473)		81,621,055	78,381,582
UltraJapan ProFund		40,551		—	—		788	41,339
UltraNasdaq‑100 ProFund		—		—	(20,608,785)		569,561,649	548,952,864
UltraShort Nasdaq‑100 ProFund		13,244		—	(110,421,693)		251,308	(110,157,141)
October 31 tax year end ProFunds
Access Flex Bear High Yield ProFund		—		—	(5,458,672)		471	(5,458,201)
Access Flex High Yield ProFund		30,041		—	(1,059,919)		(31,196)	(1,061,074)
Banks UltraSector ProFund		110,820		—	(2,406,451)		2,015,954	(279,677)
Biotechnology UltraSector ProFund		590,890		52,376	—		17,192,573	17,835,839
Communication Services UltraSector ProFund		485,111		—	—		2,547,428	3,032,539
Consumer Discretionary UltraSector ProFund		—		—	—		14,686,412	14,686,412
Consumer Staples UltraSector ProFund		28,098		—	(326,787)		673,571	374,882
Energy UltraSector ProFund		310,202		—	(10,103,532)		7,305,572	(2,487,758)
Falling U.S. Dollar ProFund		44,879		—	(2,614,430)		—	(2,569,551)
Financials UltraSector ProFund		—		—	—		2,933,097	2,933,097
Health Care UltraSector ProFund		71,846		—	(51,271)		6,490,606	6,511,181
Industrials UltraSector ProFund		90,439		—	—		2,554,845	2,645,284
Internet UltraSector ProFund		—		—	(26,419,482)		51,401,935	24,982,453
Large-Cap Growth ProFund		295,049		—	—		11,639,843	11,934,892
Large-Cap Value ProFund		223,125		—	—		650,412	873,537
Materials UltraSector ProFund		18,345		—	(940,376)		947,665	25,634
Mid-Cap Growth ProFund		—		150,390	(35,377)		1,074,356	1,189,369
Mid-Cap ProFund		20,933		—	(454,763)		824,589	390,759
Mid-Cap Value ProFund		—		—	(694,522)		319,840	(374,682)
Nasdaq‑100 ProFund		1,790,674		517,399	—		52,465,352	54,773,425
Oil & Gas Equipment & Services UltraSector ProFund		102,497		—	(17,253,382)		851,957	(16,298,928)
Pharmaceuticals UltraSector ProFund		32,307		—	(789,087)		473,196	(283,584)
Precious Metals UltraSector ProFund		390,645		—	(37,615,720)		22,933,194	(14,291,881)
Real Estate UltraSector ProFund		17,882		—	(3,582,910)		1,375,602	(2,189,426)
Rising Rates Opportunity ProFund		244,010		—	(41,709,305)		106,711	(41,358,584)
Rising Rates Opportunity 10 ProFund		17,303		—	(3,551,835)		2,275	(3,532,257)
Rising U.S. Dollar ProFund		192,042		—	(2,494,775)		—	(2,302,733)
Semiconductor UltraSector ProFund		53,668,673		7,080,349	—		226,870,750	287,619,772
Short Energy ProFund		21,627		—	(2,232,135)		5,181	(2,205,327)
Short Nasdaq‑100 ProFund		86,605		—	(19,346,118)		(13,283)	(19,272,796)
Short Precious Metals ProFund		153,103		—	(14,288,358)		412,222	(13,723,033)
Short Real Estate ProFund		21,519		—	(5,133,851)		29,416	(5,082,916)
Short Small-Cap ProFund		149,820		—	(17,154,938)		20,210	(16,984,908)
Small-Cap Growth ProFund		—		—	(507,541)		1,087,131	579,590
Small-Cap ProFund		41,398		—	(150,877)		966,642	857,163
Small-Cap Value ProFund		—		—	(6,246,967)		295,943	(5,951,024)
Technology UltraSector ProFund		1,994,658		1,041,597	—		44,713,159	47,749,414
UltraChina ProFund		1,369,272		—	(40,313,799)		(359,827)	(39,304,354)
UltraDow 30 ProFund		1,419,851		214,779	—		20,580,041	22,214,671
UltraEmerging Markets ProFund		232,366		—	(3,524,860)		3,028,580	(263,914)
UltraInternational ProFund		26,880		—	—		(154,643)	(127,763)
UltraLatin America ProFund		280,809		—	(29,015,546)		1,204,313	(27,530,424)
UltraMid-Cap ProFund		59,629		—	—		7,780,277	7,839,906
UltraShort China ProFund		52,607		—	(11,672,720)		124,513	(11,495,600)
UltraShort Dow 30 ProFund		44,417		—	(26,121,792)		693	(26,076,682)
UltraShort Emerging Markets ProFund		18,775		—	(13,524,299)		15,758	(13,489,766)
UltraShort International ProFund		69,544		—	(19,353,910)		47,469	(19,236,897)
UltraShort Japan ProFund		23,298		—	(11,836,590)		(9,600)	(11,822,892)
UltraShort Latin America ProFund		28,769		—	(17,685,908)		(36,839)	(17,693,978)

306 :: Notes to Financial Statements :: January 31, 2026 (Unaudited)

	Undistributed Ordinary Income		Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
UltraShort Mid-Cap ProFund		$13,615		$—	$(11,545,262)		$19,687	$(11,511,960)
UltraShort Small-Cap ProFund		92,245		—	(58,158,506)		138,284	(57,927,977)
UltraSmall-Cap ProFund		37,569		—	(23,822,372)		11,918,981	(11,865,822)
U.S. Government Plus ProFund		—		—	(9,238,084)		2,827	(9,235,257)
Utilities UltraSector ProFund		133,548		—	(3,251,147)		5,158,914	2,041,315

Under current tax law, capital and specific ordinary losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. As of the end of their respective tax years ended October 31, 2025 and December 31, 2025, the following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal years ending in October 31, 2025 and December 31, 2025:

	Post-October Capital Loss Deferral		Qualified Late Year Ordinary Losses
December 31 tax year end ProFunds
Bull ProFund		$136,836		$—
UltraBull ProFund		3,239,473		—
UltraNasdaq‑100 ProFund		20,608,785		—
October 31 tax year end ProFunds
Internet UltraSector ProFund		—		259,273
Mid-Cap Growth ProFund		—		35,377
Mid-Cap Value ProFund		—		8,055
Small-Cap Growth ProFund		—		31,588

As of the end of their respective tax years ended October 31, 2025 and December 31, 2025, the following ProFunds have capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

Fund	No Expiration Date
Access Flex Bear High Yield ProFund	$5,458,673
Access Flex High Yield ProFund	1,059,919
Banks UltraSector ProFund	2,406,451
Bear ProFund	74,923,909
Consumer Staples UltraSector ProFund	326,787
Energy UltraSector ProFund	10,103,532
Europe 30 ProFund	3,975,316
Falling U.S. Dollar ProFund	2,614,430
Health Care UltraSector ProFund	51,271
Internet UltraSector ProFund	26,160,209
Materials UltraSector ProFund	940,376
Mid-Cap ProFund	454,763
Mid-Cap Value ProFund	686,467
Oil & Gas Equipment & Services UltraSector ProFund	17,253,382
Pharmaceuticals UltraSector ProFund	789,087
Precious Metals UltraSector ProFund	37,615,720
Real Estate UltraSector ProFund	3,582,910
Rising Rates Opportunity ProFund	41,709,305
Rising Rates Opportunity 10 ProFund	3,551,835
Rising U.S. Dollar ProFund	2,494,775
Short Energy ProFund	2,232,135
Short Nasdaq‑100 ProFund	19,346,118
Short Precious Metals ProFund	14,288,358
Short Real Estate ProFund	5,133,851
Short Small-Cap ProFund	17,154,938
Small-Cap Growth ProFund	475,953
Small-Cap ProFund	150,877
Small-Cap Value ProFund	6,246,967
UltraBear ProFund	109,714,483
UltraChina ProFund	40,313,799
UltraEmerging Markets ProFund	3,524,860

January 31, 2026 (Unaudited) :: Notes to Financial Statements :: 307

Fund	No Expiration Date
UltraLatin America ProFund	$29,015,546
UltraShort China ProFund	11,672,720
UltraShort Dow 30 ProFund	26,121,792
UltraShort Emerging Markets ProFund	13,524,299
UltraShort International ProFund	19,353,910
UltraShort Japan ProFund	11,836,590
UltraShort Latin America ProFund	17,685,908
UltraShort Mid-Cap ProFund	11,545,262
UltraShort Nasdaq‑100 ProFund	110,421,693
UltraShort Small-Cap ProFund	58,158,506
UltraSmall-Cap ProFund	23,822,372
U.S. Government Plus ProFund	9,238,084
Utilities UltraSector ProFund	3,251,147

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Trust’s Board of Trustees does not intend to authorize a distribution of any realized gain for a ProFund until any applicable CLCF has been offset or expires.

As of the end of their respective tax years ended October 31, 2025 and December 31, 2025, the cost of securities, including derivatives, gross unrealized appreciation and gross unrealized depreciation on investment securities, for federal income tax purposes, were as follows:

	Tax Cost		Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
December 31 tax year end ProFunds
Bear ProFund		$6,483,000		$53,027	$—	$53,027
Bull ProFund		23,541,377		30,322,295	(1,528,112)	28,794,183
Europe 30 ProFund		4,523,218		1,403,619	(768,859)	634,760
UltraBear ProFund		4,844,000		81,786	—	81,786
UltraBull ProFund		89,662,962		91,718,983	(10,097,928)	81,621,055
UltraJapan ProFund		20,039,000		788	—	788
UltraNasdaq‑100 ProFund		635,769,555		623,072,034	(53,510,385)	569,561,649
UltraShort Nasdaq‑100 ProFund		12,007,000		251,308	—	251,308
October 31 tax year end ProFunds
Access Flex Bear High Yield ProFund		217,000		471	—	471
Access Flex High Yield ProFund		15,597,000		—	(31,196)	(31,196)
Banks UltraSector ProFund		5,907,211		2,443,932	(427,978)	2,015,954
Biotechnology UltraSector ProFund		72,323,646		25,203,569	(8,010,996)	17,192,573
Communication Services UltraSector ProFund		25,715,369		5,394,351	(2,846,923)	2,547,428
Consumer Discretionary UltraSector ProFund		39,376,397		15,994,238	(1,307,826)	14,686,412
Consumer Staples UltraSector ProFund		2,216,654		950,781	(277,210)	673,571
Energy UltraSector ProFund		8,559,522		9,245,397	(1,939,825)	7,305,572
Falling U.S. Dollar ProFund		1,118,000		—	—	—
Financials UltraSector ProFund		31,233,411		5,528,597	(2,595,500)	2,933,097
Health Care UltraSector ProFund		6,011,878		6,983,006	(492,400)	6,490,606
Industrials UltraSector ProFund		7,786,348		2,836,278	(281,433)	2,554,845
Internet UltraSector ProFund		53,470,798		55,485,328	(4,083,393)	51,401,935
Large-Cap Growth ProFund		9,583,069		12,317,644	(677,801)	11,639,843
Large-Cap Value ProFund		7,735,933		2,125,482	(1,475,070)	650,412
Materials UltraSector ProFund		2,261,191		1,378,619	(430,954)	947,665
Mid-Cap Growth ProFund		3,194,576		1,485,945	(411,589)	1,074,356
Mid-Cap ProFund		5,204,315		1,306,982	(482,393)	824,589
Mid-Cap Value ProFund		1,724,947		659,488	(339,648)	319,840
Nasdaq‑100 ProFund		85,138,037		55,022,169	(2,556,817)	52,465,352
Oil & Gas Equipment & Services UltraSector ProFund		10,178,002		3,937,364	(3,085,407)	851,957
Pharmaceuticals UltraSector ProFund		2,465,040		989,128	(515,932)	473,196
Precious Metals UltraSector ProFund		44,978,971		31,815,386	(8,882,192)	22,933,194
Real Estate UltraSector ProFund		1,635,273		1,585,702	(210,100)	1,375,602
Rising Rates Opportunity ProFund		8,883,000		106,711	—	106,711
Rising Rates Opportunity 10 ProFund		533,000		2,275	—	2,275
Rising U.S. Dollar ProFund		8,637,000		—	—	—
Semiconductor UltraSector ProFund		226,136,630		241,148,882	(14,278,132)	226,870,750

308 :: Notes to Financial Statements :: January 31, 2026 (Unaudited)

	Tax Cost		Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short Energy ProFund		$925,000		$5,181	$—	$5,181
Short Nasdaq‑100 ProFund		4,284,000		—	(13,283)	(13,283)
Short Precious Metals ProFund		10,940,000		412,222	—	412,222
Short Real Estate ProFund		1,072,000		29,416	—	29,416
Short Small-Cap ProFund		980,000		20,210	—	20,210
Small-Cap Growth ProFund		2,778,818		1,429,772	(342,641)	1,087,131
Small-Cap ProFund		3,975,889		1,337,127	(370,485)	966,642
Small-Cap Value ProFund		2,214,310		615,920	(319,977)	295,943
Technology UltraSector ProFund		63,771,938		46,840,815	(2,127,656)	44,713,159
UltraChina ProFund		41,737,065		11,165,487	(11,525,314)	(359,827)
UltraDow 30 ProFund		21,288,218		21,592,036	(1,011,995)	20,580,041
UltraEmerging Markets ProFund		15,143,751		4,938,793	(1,910,213)	3,028,580
UltraInternational ProFund		4,469,000		—	(154,643)	(154,643)
UltraLatin America ProFund		8,501,322		4,129,700	(2,925,387)	1,204,313
UltraMid-Cap ProFund		24,416,361		10,774,736	(2,994,459)	7,780,277
UltraShort China ProFund		1,937,000		124,513	—	124,513
UltraShort Dow 30 ProFund		1,218,000		693	—	693
UltraShort Emerging Markets ProFund		265,000		15,758	—	15,758
UltraShort International ProFund		1,757,000		47,469	—	47,469
UltraShort Japan ProFund		849,000		—	(9,600)	(9,600)
UltraShort Latin America ProFund		561,000		—	(36,839)	(36,839)
UltraShort Mid-Cap ProFund		537,000		19,687	—	19,687
UltraShort Small-Cap ProFund		3,975,000		138,284	—	138,284
UltraSmall-Cap ProFund		38,139,974		15,760,720	(3,841,739)	11,918,981
U.S. Government Plus ProFund		12,570,000		11,596	(8,769)	2,827
Utilities UltraSector ProFund		4,893,464		5,610,864	(451,950)	5,158,914

8. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

As of January 31, 2026, Access Flex Bear High Yield ProFund was owed $297,705 and the Rising U.S. Dollar ProFund was owed $686,357 of the original amount owed, as of September 15, 2008, of $925,069 and $2,135,323, respectively, from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the Access Flex Bear High Yield ProFund and the Rising U.S Dollar ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, has entered into a Receivables Agreement dated September 15, 2008 to reimburse each ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the “PF Trusts”) (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of

September 15, 2008 (the “Lehman Obligations”). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Access Flex Bear High Yield ProFund and the Rising U.S. Dollar ProFund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss is expected to be realized by either the Access Flex Bear High Yield ProFund or the Rising U.S. Dollar ProFund. Lehman has made payments on the original amount owed to the Access Flex Bear High Yield ProFund and the Rising U.S. Dollar ProFund. The fair values of the remaining claims due from Lehman are $3,405 and $5,920, respectively, and are included in “Receivable for closed swap positions” and “Receivable for closed forward currency contracts”, respectively, on the Statements of Assets and Liabilities. The fair value of the amounts that are estimated to be paid by the Advisor are $294,300 and $680,437, respectively, and are included in “Due from Advisor under a Receivables Agreement” on the Statements of Assets and Liabilities. All other outstanding balances due from (or to) Lehman have been substantially relieved as of January 31, 2026.

9. Share Splits and Reverse Share Splits

Effective October 14, 2024, the Communication Services UltraSector ProFund, the Large-Cap Growth ProFund, the Nasdaq‑100 ProFund, and the Technology UltraSector ProFund underwent a 4-for‑1 share split, the Semiconductor UltraSector ProFund underwent an 8-for‑1 share split, the Short Small-Cap ProFund underwent a 1-for‑2 reverse share split, the UltraShort Latin America ProFund underwent a 1-for‑8 reverse share split, and the UltraShort Japan ProFund and the UltraShort Small-Cap ProFund underwent a 1-for‑10 reverse share split.

January 31, 2026 (Unaudited) :: Notes to Financial Statements :: 309

Effective March 13, 2023, the Short Nasdaq‑100 ProFund and the UltraShort Nasdaq‑100 ProFund underwent a 1-for‑5 reverse share split.

Effective March 6, 2023, the Short Small-Cap ProFund underwent a 1-for‑5 reverse share split, the UltraChina ProFund and the UltraShort Mid-Cap ProFund underwent a 1-for‑10 reverse share split.

Effective December 14, 2020, the Consumer Staples UltraSector ProFund, the Internet UltraSector ProFund, and the UltraNasdaq‑100 ProFund underwent a 2-for‑1 share split, the Oil & Gas Equipment & Services UltraSector ProFund, the UltraBear ProFund, the UltraShort Dow 30 ProFund, the UltraShort Emerging Markets ProFund, and the UltraShort International ProFund underwent a 1-for‑4 reverse share split, and the UltraShort Nasdaq‑100 ProFund underwent a 1-for‑8 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the ProFunds by the respective split factor, with a corresponding decrease in net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds by the respective reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of these ProFunds or the value of a shareholder’s investment.

The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

10. Shareholder Concentration

Ownership of more than 25% of the voting securities for a fund creates presumptions of control of the fund, under Section 2(a)(9) of the 1940 Act. As of January 31, 2026, the following shareholders were deemed a significant shareholder of the following ProFunds:

	Shareholder Name	% of Fund Owned
Rising U.S. Dollar ProFund	SEI Private Trust Company		69%
Small-Cap ProFund	Meridian Capital Partners		34%
UltraShort Latin America ProFund	Warren M. Merguerian		87%

11. New Accounting Pronouncements

In December 2025, the FASB issued Accounting Standards Update 2025‑11 (“ASU 2025‑11”), Interim Reporting (Topic 270): Narrow-Scope Improvements, to improve the guidance in Topic 270, Interim Reporting, by improving the navigability of the required interim disclosures and clarifying when that guidance is applicable. The amendments also provide additional guidance on what disclosures should be provided in interim reporting periods. ASU 2025‑11 is effective for annual periods beginning after December 15, 2027, for public business entities and for interim reporting periods within annual reporting periods beginning after

December 15, 2028, for entities other than public business entities. Early adoption is permitted for all entities. Fund Management is evaluating the impacts of these changes on the ProFunds’ financial statements.

12. Subsequent Events

The ProFunds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no additional subsequent events to report that would have a material impact on the ProFunds’ financial statements.

Form N-CSR – Items 8‑11 (unaudited)

January 31, 2026 (Unaudited) :: Form N-CSR – Items 8-11 :: 311

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers, and others is part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At a meeting held on September 29, 2025, the Board of Trustees (the “Board”) of ProFunds (the “Trust”) considered the renewal of the Investment Advisory Agreement between ProFund Advisors LLC (the “Advisor”) and the Trust, on behalf of each of its operational series (each a “Fund” and collectively the “Funds”) (the “Advisory Agreement”). Certain Funds are designed to match, before fees and expenses, the performance of an underlying index both on a single day and over time (each, a “Matching Fund” and, collectively, the “Matching Funds”). Certain other Funds are actively-managed and are designed to meet a specified investment objective (each, an “Active Fund” and, collectively, the “Active Funds”). Certain other Funds are “geared” funds that are designed to seek daily investment results, before fees and expenses, that correspond to the inverse (‑1x), a multiple (i.e., 1.25x, 1.50x or 2x), or an inverse multiple (i.e., ‑1.25x or ‑2x) of the daily performance of an underlying index or security (each, a “Geared Fund” and, collectively, the “Geared Funds”). The Independent Trustees met in Executive Session with Independent Trustee Counsel to discuss and evaluate the information provided by the Advisor and the independent consultant. Among other things, the Independent Trustees reviewed information regarding the financial condition and profitability of the Advisor, including the methodologies involved in calculating profitability.

In considering whether to approve the continuance of the Advisory Agreement, the Board did not identify any particular information that was most relevant and each Trustee may have afforded different weight to the various factors.

The Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board’s responsibilities under state and federal law with respect to the Board’s consideration of the renewal or approval of investment advisory agreements. The Independent Trustees were advised by Trust counsel and their independent legal counsel throughout the process, including about the legal standards applicable to their review.

In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the continuance of the Advisory Agreement, including information that addressed, among other things:

•
the nature, extent and quality of the services that were provided or proposed to be provided by the Advisor;
•
the costs of the services to be provided and the profits realized by the Advisor;
•
the investment performance of the Funds and the Advisor;
•
the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders; and
•
other benefits to the Advisor and/or its affiliates from the relationship to the Funds.

It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the Funds to assist them in evaluating the terms of the Advisory Agreement. In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the continuance of the Advisory Agreement, including, among other things:

•
information about the advisory services that were being provided by the Advisor with respect to the Funds;
•
the Advisor’s Form ADV;
•
biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the Funds;
•
information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;
•
information regarding advisory fees earned and advisory fees waived for previous periods;
•
performance information for prior periods;
•
comparative industry fee data;
•
information about fees and other amounts that were received by the Advisor and its affiliates for non-advisory management services with respect to the Funds;
•
information regarding the Advisor’s trade allocation and best execution policies and procedures;
•
information about the financial condition of the Advisor;
•
information regarding how the Advisor monitors each Fund’s compliance with regulatory requirements and Trust procedures; and
•
the Advisor’s reputation, expertise and resources.

312 :: Form N-CSR – Items 8-11 :: January 31, 2026 (Unaudited)

The Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds for each Fund (the “Peer Group”) with similar investment strategies, as well as to assist them in evaluating information with respect to certain aspects of their review, including the performance of the Funds and the reasonableness of fees paid by the Funds. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately with respect to each Fund.

In addition to the information provided and discussions that occurred at the meeting at which the Board took action regarding the renewal of the Advisory Agreement, the Board also considered information they received throughout the year as part of its regular oversight of the Funds.

Nature, Extent and Quality of the Advisor’s Services

The Board reviewed the nature, extent and quality of the investment advisory services performed by the Advisor. The Board noted there were expected to be no significant differences between the nature and scope of services provided by the Advisor in the past year and those to be provided in the upcoming year. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. Among other things, the Board considered the following:

•
the investment objective of each Fund, the Advisor’s description of the skills needed to manage each Fund and the Advisor’s success in achieving the investment objectives of each Fund;
•
the key features of each Fund, including the unique asset classes and investment strategies of certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds;
•
with respect to the Geared Funds, the fact that to maintain exposure consistent with each Geared Fund’s daily investment objective, each Geared Fund needs to be rebalanced each day, an activity not typical of traditional index funds;
•
the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;
•
the structure of the portfolio Advisor’s staff compensation program and the incentives it is intended to provide;
•
the collateral, credit and cash management functions at the Advisor and enhancements made in these areas in recent years;
•
the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk;
•
the Advisor’s ability to monitor compliance with the Securities and Exchange Commission’s liquidity rule, derivatives rule and valuation requirements, among other applicable regulatory requirements;
•
a continued investment in personnel and technology by the Advisor that would generally improve capacity and efficiency;
•
for certain cryptocurrency-linked Funds, the Advisor’s familiarity with digital assets and Bitcoin and Ether in particular, as well as processes related to assessing risk and liquidity with respect to investments in cryptocurrency derivatives, the Advisor’s familiarity with the market for cryptocurrency derivatives and its ability to manage the Funds and obtain appropriate exposure in that market, the appropriateness of investing in cryptocurrency-related instruments by the Funds as open-end mutual funds and the potential benefits of a futures-based approach; and
•
information regarding allocation of Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as the Advisor’s ability to negotiate generally favorable terms with swap counterparties on behalf of various Funds.

The Board considered that the Advisor oversees the operations of the Funds and provides compliance services to the Funds. The Board also reviewed the Advisor’s compliance program, including specific activities associated with the Funds. The Board discussed the compliance program with the Funds’ Chief Compliance Officer (the “CCO”). The Board and the CCO discussed the CCO’s evaluation of the operation of the Advisor’s compliance program, and efforts with respect to the Funds, changes made to the Advisor’s compliance program since the CCO’s last annual report to the Board, and whether the CCO believed additional enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the prior year and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

Based upon its review, the Board, including all of the Independent Trustees, concluded with respect to each Fund that (i) the investment advisory services provided by the Advisor with respect to the Fund were of high quality, (ii) the Advisor achieved the investment goals of the Fund, (iii) the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support each such Fund, and (iv) they were generally satisfied with the nature, quality and extent of services provided by the Advisor to the Funds.

Comparison of Services and Fees

The Advisor presented information about the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability to the fees paid by other investment companies, including mutual funds or other investment vehicles offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and the potential limitations of such data. The Board discussed the challenges in compiling the comparative data and Peer Group information because, by design, many of the Funds are unique and few, if any, funds offering substantially similar investment objectives and strategies exist. The Board considered the Advisor’s representation that it found the Peer Groups compiled by the independent consultant to be appropriate but acknowledged the existence of certain differences between certain Funds and their peers. The Board noted that the methodology used to compile the Peer Group

January 31, 2026 (Unaudited) :: Form N-CSR – Items 8-11 :: 313

and comparative data was substantially similar to that used in prior years and is continually re-evaluated. Notwithstanding the challenge associated with Peer Group and data compilation, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor’s fees.

The Board considered that, in cases where a Fund had higher fees and expenses than other funds in its respective Peer Group, such differences reflected the Advisor’s belief, after considering relevant factors, that the fees and expenses are fair and reasonable in light of the nature and quality of the services provided and in relation to fees by funds in the Peer Group to their advisers. The Advisor presented information about the significant drivers of cost and also examined the costs to investors to achieve the objectives of the Funds on their own and noted that it would be more expensive or impractical to do so.

The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fees paid by the Funds after taking waivers and reimbursements into account.

The Board considered and discussed the sub-advisory fees charged and the services provided by the Advisor to the one mutual fund it serves as sub-adviser. The Board recognized that the nature and scope of services provided by the Advisor to the mutual fund is narrower than the services provided to the Funds for several reasons, including that the Advisor performs only services delegated to it by the investment adviser to the mutual fund and does not provide other services like daily cash management, securities lending, marketing, client services, collateral management and counterparty management. The Board noted that for these reasons it presents challenges to make comparisons of fees charged to the sub-advised mutual fund and the Funds.

The Board also recognized the challenges in comparing fees across fund complexes because there may be variations in services that are included in the fees paid by other mutual funds.

The Board, including all of the Independent Trustees, concluded that, with respect to the Funds, the investment advisory fees and any other compensation payable to the Advisor were fair and reasonable in relation to the nature and quality of the services provided and that the continuance of the Advisory Agreement was in the best interests of the shareholders of the Funds.

Investment Performance of the Funds and the Advisor

The Board considered total return information for each Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2025, as applicable. The Board also considered performance information provided at regular Board meetings throughout the year. The Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance when compared with target performance was generally within expected ranges. The Board further noted that Matching Fund performance compared with benchmark index performance was also generally within expected ranges during the applicable periods. The Board noted that, given the nature of the Funds that are Matching Funds or Geared Funds, the correlation of such Fund’s performance with the performance of its underlying benchmark (or a relevant inverse or multiple thereof) was a more meaningful factor than the Fund’s total return.

With respect to the Active Funds, the Board considered each Fund’s relative performance as compared to its respective Peer Group average, universe average, and benchmark index returns for each of the one-year, three-year, five-year and ten-year periods ended June 30, 2025, as applicable. The Board noted that each Active Fund’s performance was generally in line with the comparative Peer Groups, even if an Active Fund underperformed one or more of its peers for a particular period.

After reviewing the performance of the Funds, the Board, including the Independent Trustees, concluded, in light of the foregoing factors, that the performance of the Funds was satisfactory.

With regard to the VP Government Money Market Fund, the Board considered that the Advisor has contractually undertaken to waive fees and/or reimburse expenses to maintain a minimum yield floor limit at 0.02% and has also contractually agreed to waive total operating expenses to 0.90%. The Board noted that under the minimum yield agreement there have been no payments or deferred fee or reimbursed expenses from the Fund since March 4, 2020. The Advisor also confirmed it will not recoup any amounts of fees previously waived or expenses previously reimbursed without first notifying the Independent Trustees.

Profitability

The Board considered and discussed with representatives of the Advisor the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the Funds, including, but not limited to, employee compensation, information technology, intellectual capital, regulatory compliance, daily portfolio rebalancing of the Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered and discussed with representatives of the Advisor the profitability to the Advisor of its management of each of the Funds. The Board also discussed the Advisor’s profitability, including the expense allocation methodology used in the Advisor’s profitability analysis. It was noted that the methodology for determining profitability was conducted in a similar fashion as the prior year.

Based on its review, the Board, including all of the Independent Trustees, concluded that the profitability to the Advisor of the Advisory Agreement was reasonable in light of the services and benefits provided to each Fund.

314 :: Form N-CSR – Items 8-11 :: January 31, 2026 (Unaudited)

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale in connection with the management and operation of each Fund, as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board considered that each Fund covered by the Advisory Agreement pays the Advisor an annual investment advisory fee of 0.75% of average daily net assets (other than the Ultra Japan ProFund and the UltraShort Japan ProFund, each of which pay 0.90%, the Nasdaq‑100 ProFund which pays 0.70%, the ProFund VP US Government Plus which pays 0.50%, and the Bitcoin ProFund and Short Bitcoin ProFund, each of which each pays 0.45%).

The Board considered that, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on non-money market mutual fund net assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion. The Board considered that for the periods presented, none of the Funds were subject to advisory fee reductions as a result of breakpoint fee reductions.

The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how Fund shareholders might benefit from those economies of scale.

Other Benefits

The Board also considered the Advisor’s non-advisory management services, including those performed under a separate Management Services Agreement. The Board considered the fact that the Geared Funds’ shareholders, and the shareholders of certain Matching Funds, tend to be active traders, which adds a level of complexity to the management of those Funds since the Advisor needs to account for significant asset flows both into and out of the Funds. The Board also considered any indirect, or “fall-out,” benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant.

The Board considered that ProFunds Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Conclusions

Based on, but not limited to, the above considerations and determinations, the Board, including all of the Independent Trustees, determined that the Advisory Agreement for the Funds is fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Advisor’s expenses and such other matters as the Board considered relevant in the exercise of its business judgement. Accordingly, the Board concluded that the continuance of the Advisory Agreement was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the renewal of the Advisory Agreement.

P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 Or: 614-470-8122

Institutions and Financial Professionals Only: 888-776-5717 Or: 240-497-6552

Fax Number: (800) 782-4797

Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds files complete lists of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT (and successor Forms). Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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(b) The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers and others are part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract, if approved by the Board of Directors in the most recent half-year, is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable – only for annual reports.

(a)(2) Not applicable.

(a)(3) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	April 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	April 7, 2026

By (Signature and Title)*	/s/ Rebecca Colvin
Rebecca Colvin, Treasurer and Principal Financial Officer

Date	April 7, 2026

* Print the name and title of each signing officer under his or her signature.